UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Currency Income
Advantage Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Currency Income Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	30

Important Notices	31

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Performance1,2

Portfolio Managers Michael A. Cirami, CFA, Eric A. Stein, CFA and John R. Baur

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2013	08/29/2013	0.18%	—	—	2.18%
Class A with 4.75% Maximum Sales Charge	—	—	–4.59	—	—	–2.68
Class I at NAV	08/29/2013	08/29/2013	0.34	—	—	2.45
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	–0.74%	–2.65%	3.46%	2.83%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					48.10%	47.80%
Net					1.40	1.10

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Turkey	9.2%	Colombia	4.0%
Romania	9.1	Norway	3.0
Poland	8.9	Uganda	2.9
Lebanon	8.9	Georgia	2.7
Sri Lanka	8.9	Kazakhstan	2.5
Vietnam	8.6	Dominican Republic	2.5
Serbia	8.5	Brazil	2.1
Mexico	8.0	Mauritius	2.0
Philippines	8.0	Chile	1.9
Kenya	7.8	Taiwan	1.9
Indonesia	7.8	Armenia	1.9
Peru	7.8	Argentina	1.7
India	7.0	Azerbaijan	1.7
Uruguay	6.4	Iceland	0.8
Israel	5.8	Russia	0.3
Singapore	5.8	Zambia	0.1
Bangladesh	5.7	Nigeria	0.0	*
South Korea	5.1	Venezuela	0.0	*
Paraguay	5.1	Euro	–35.3
		Total Long	174.4
		Total Short	–35.3
		Total Net	139.1

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/15. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.80	$6.95	**	1.40%
Class I	$1,000.00	$1,003.40	$5.46	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.30	$5.51	**	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Currency Income Advantage Portfolio, at value (identified cost, $2,419,191)	$2,432,882
Total assets	$2,432,882

Liabilities
Payable to affiliates:
Distribution and service fees	$5
Trustees’ fees	42
Due to affiliate	14,207
Accrued expenses	57,073
Total liabilities	$71,327
Net Assets	$2,361,555

Sources of Net Assets
Paid-in capital	$2,360,553
Accumulated net realized loss from Portfolio	(25,421)
Accumulated undistributed net investment income	12,732
Net unrealized appreciation from Portfolio	13,691
Total	$2,361,555

Class A Shares
Net Assets	$17,355
Shares Outstanding	1,733
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.51

Class I Shares
Net Assets	$2,344,200
Shares Outstanding	233,967
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest allocated from Portfolio (net of foreign taxes, $3,124)	$54,691
Expenses allocated from Portfolio	(10,737)
Total investment income from Portfolio	$43,954

Expenses
Distribution and service fees
Class A	$20
Trustees’ fees and expenses	250
Custodian fee	4,078
Transfer and dividend disbursing agent fees	558
Legal and accounting services	10,419
Printing and postage	12,460
Registration fees	44,075
Miscellaneous	1,707
Total expenses	$73,567
Deduct —
Allocation of expenses to affiliates	$73,069
Total expense reductions	$73,069

Net expenses	$498

Net investment income	$43,456

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(13,029)
Futures contracts	(7,454)
Swap contracts	3,068
Foreign and forward foreign currency exchange contracts transactions	(6,992)
Net realized loss	$(24,407)
Change in unrealized appreciation (depreciation) —
Investments	$(3,694)
Futures contracts	(710)
Swap contracts	(157)
Foreign currency and forward foreign currency exchange contracts	4,989
Net change in unrealized appreciation (depreciation)	$428

Net realized and unrealized loss	$(23,979)

Net increase in net assets from operations	$19,477

6	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1)
From operations —
Net investment income	$43,456	$3,261
Net realized gain (loss) from investment transactions, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(24,407)	4,111
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	428	13,263
Net increase in net assets from operations	$19,477	$20,635
Distributions to shareholders —
From net investment income
Class A	$(238)	$—
Class I	(40,867)	—
Total distributions to shareholders	$(41,105)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,122	$10,000
Class I	1,292,511	1,184,641
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	32	—
Class I	18,929	—
Cost of shares redeemed
Class I	(150,687)	—
Net increase in net assets from Fund share transactions	$1,167,907	$1,194,641

Net increase in net assets	$1,146,279	$1,215,276

Net Assets
At beginning of period	$1,215,276	$—
At end of period	$2,361,555	$1,215,276

Accumulated undistributed net investment income included in net assets
At end of period	$12,732	$10,381

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

7	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$10.200		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.197		$0.026
Net realized and unrealized gain (loss)	(0.182)		0.174

Total income from operations	$0.015		$0.200

Less Distributions
From net investment income	$(0.205)		$—

Total distributions	$(0.205)		$—

Net asset value — End of period	$10.010		$10.200

Total Return(3)	0.18	%(4)	2.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17		$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.40	%(8)	1.40	%(8)
Net investment income	4.00	%(8)	1.50	%(8)
Portfolio Turnover of the Portfolio	35	%(4)	0	%(4)(9)

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 7.62% and 46.70% of average daily net assets for the six months ended April 30, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, August 26, 2013, to October 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$10.210		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.210		$0.032
Net realized and unrealized gain (loss)	(0.178)		0.178

Total income from operations	$0.032		$0.210

Less Distributions
From net investment income	$(0.222)		$—

Total distributions	$(0.222)		$—

Net asset value — End of period	$10.020		$10.210

Total Return(3)	0.34	%(4)	2.10	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,344		$1,205
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.10	%(8)	1.10	%(8)
Net investment income	4.26	%(8)	1.84	%(8)
Portfolio Turnover of the Portfolio	35	%(4)	0	%(4)(9)

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 7.62% and 46.70% of average daily net assets for the six months ended April 30, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, August 26, 2013, to October 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Currency Income Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Currency Income Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (4.5% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.10% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM was allocated $73,069 of the Fund’s operating expenses for the six months ended April 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $24 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $20 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,535,847 and $217,872, respectively.

11

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1)

Sales	730	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	3	—

Net increase	733	1,000

Class I	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1)

Sales	129,238	118,071
Issued to shareholders electing to receive payments of distributions in Fund shares	1,910	—
Redemptions	(15,252)	—

Net increase	115,896	118,071

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

At April 30, 2014, EVM owned 42.4% of the value of the outstanding shares of the Fund.

12

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 42.1%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 5.7%
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	$1,907,797
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	411,265
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	721,750

Total Bangladesh			$3,040,812

Colombia — 0.6%
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	652,000	$338,226

Total Colombia			$338,226

Dominican Republic — 2.5%
Dominican Republic Central Bank Notes, 12.00%, 4/5/19(1)	DOP	7,870	$170,869
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,200	28,724
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	330,326
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	600	16,746
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	798,235

Total Dominican Republic			$1,344,900

Georgia — 2.5%
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	2,276	$1,320,673

Total Georgia			$1,320,673

Iceland — 0.4%
Republic of Iceland, 6.25%, 2/5/20	ISK	6,300	$42,388
Republic of Iceland, 8.75%, 2/26/19	ISK	22,157	165,202
Republic of Iceland, 6.00%, 10/13/16	ISK	4,900	33,878

Total Iceland			$241,468

Philippines — 1.2%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$654,625

Total Philippines			$654,625

Romania — 2.0%
Romania Government Bond, 5.85%, 7/28/14	RON	3,350	$1,055,690

Total Romania			$1,055,690

Security		Principal Amount (000’s omitted)	Value

Serbia — 4.7%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$2,501,527

Total Serbia			$2,501,527

Sri Lanka — 8.0%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	273,460	$1,833,485
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,438,859

Total Sri Lanka			$4,272,344

Turkey — 4.4%
Turkey Government Bond, 0.00%, 6/11/14	TRY	3,750	$1,760,869
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,335	622,753

Total Turkey			$2,383,622

Uganda — 1.0%
Uganda Treasury Bill, 14.125%, 12/1/16	UGX	1,265,800	$511,445

Total Uganda			$511,445

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	1,500	$53,947
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	4,990	176,356
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	34,159

Total Uruguay			$264,462

Vietnam — 8.6%
Vietnam Government Bond, 6.70%, 2/28/17	VND	44,438,100	$2,147,530
Vietnam Government Bond, 12.10%, 1/16/15	VND	50,000,000	2,485,929

Total Vietnam			$4,633,459

Total Foreign Government Bonds (identified cost $22,289,504)			$22,563,253

Short-Term Investments — 55.2%

Foreign Government Securities — 29.6%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	100	$54,175

Total Georgia			$54,175

13	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Kenya — 7.8%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	267,700	$2,968,334
Kenya Treasury Bill, 0.00%, 9/29/14	KES	21,400	236,796
Kenya Treasury Bill, 0.00%, 3/2/15	KES	91,000	965,424

Total Kenya			$4,170,554

Lebanon — 8.9%
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,596,960	$2,375,450
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	1,057,000	695,709
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	1,760,000	1,157,443
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	858,600	557,502

Total Lebanon			$4,786,104

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	32,800	$1,069,291

Total Mauritius			$1,069,291

Mexico — 2.4%
Mexico Cetes, 0.00%, 2/5/15	MXN	17,474	$1,300,264

Total Mexico			$1,300,264

South Korea — 0.6%
Korea Monetary Stabilization Bond, 2.64%, 8/9/14	KRW	312,380	$302,287

Total South Korea			$302,287

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	36,400	$266,799
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	68,660	501,946

Total Sri Lanka			$768,745

Uganda — 1.0%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	1,424,100	$515,488

Total Uganda			$515,488

Uruguay — 4.0%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	51,721	$2,133,333
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	1,160	44,892

Total Uruguay			$2,178,225

Security		Principal Amount (000’s omitted)	Value

Zambia — 1.4%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	3,625	$552,432
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	1,270	192,055

Total Zambia			$744,487

Total Foreign Government Securities (identified cost $16,172,772)			$15,889,620

U.S. Treasury Obligations — 9.9%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/1/14		$5,000	$5,000,000
U.S. Treasury Bill, 0.00%, 7/10/14		300	299,990

Total U.S. Treasury Obligations (identified cost $5,299,870)			$5,299,990

Other — 15.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)		$8,438	$8,438,267

Total Other (identified cost $8,438,267)			$8,438,267

Total Short-Term Investments (identified cost $29,910,909)			$29,627,877

Total Investments — 97.3% (identified cost $52,200,413)			$52,191,130

Other Assets, Less Liabilities — 2.7%			$1,452,351

Net Assets — 100.0%			$53,643,481

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

14	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

BDT	–	Bangladesh Taka
COP	–	Colombian Peso
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ISK	–	Icelandic Krona
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $216,339 or 0.4% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $1,128,561 or 2.1% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

15	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $43,762,146)	$43,752,863
Affiliated investment, at value (identified cost, $8,438,267)	8,438,267
Cash	180,228
Restricted cash*	260,000
Foreign currency, at value (identified cost, $482,416)	474,229
Interest receivable	611,790
Interest receivable from affiliated investment	807
Receivable for open forward foreign currency exchange contracts	956,317
Receivable from affiliate	28,096
Total assets	$54,702,597

Liabilities
Cash collateral due to broker	$260,000
Payable for investments purchased	144,143
Payable for open forward foreign currency exchange contracts	544,650
Payable to affiliates:
Investment adviser fee	39,498
Trustees’ fees	225
Accrued expenses	70,600
Total liabilities	$1,059,116
Net Assets applicable to investors’ interest in Portfolio	$53,643,481

Sources of Net Assets
Investors’ capital	$53,252,739
Net unrealized appreciation	390,742
Total	$53,643,481

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

16	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $70,499)	$1,372,715
Interest allocated from affiliated investment	8,266
Expenses allocated from affiliated investment	(986)
Total investment income	$1,379,995

Expenses
Investment adviser fee	$234,061
Trustees’ fees and expenses	1,160
Custodian fee	93,466
Legal and accounting services	49,637
Miscellaneous	7,909
Total expenses	$386,233
Deduct —
Allocation of expenses to affiliate	$100,558
Reduction of custodian fee	338
Total expense reductions	$100,896

Net expenses	$285,337

Net investment income	$1,094,658

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(241,713)
Investment transactions allocated from affiliated investment	85
Futures contracts	(225,013)
Swap contracts	66,220
Foreign currency and forward foreign currency exchange contract transactions	(177,749)
Net realized loss	$(578,170)
Change in unrealized appreciation (depreciation) —
Investments	$(186,404)
Futures contracts	(23,850)
Swap contracts	(7,597)
Foreign currency and forward foreign currency exchange contracts	(78,790)
Net change in unrealized appreciation (depreciation)	$(296,641)

Net realized and unrealized loss	$(874,811)

Net increase in net assets from operations	$219,847

17	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1)
From operations —
Net investment income	$1,094,658	$132,950
Net realized gain (loss) from investment transactions, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(578,170)	210,035
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(296,641)	687,383
Net increase in net assets from operations	$219,847	$1,030,368
Capital transactions —
Contributions	$1,535,847	$51,121,654
Withdrawals	(217,872)	(46,363)
Net increase in net assets from capital transactions	$1,317,975	$51,075,291

Net increase in net assets	$1,537,822	$52,105,659

Net Assets
At beginning of period	$52,105,659	$—
At end of period	$53,643,481	$52,105,659

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

18	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Consolidated Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)(3)	1.10	%(4)	1.40	%(4)
Net investment income	4.21	%(4)	1.46	%(4)
Portfolio Turnover	35	%(5)	0	%(5)

Total Return	0.34	%(5)	2.00	%(5)

Net assets, end of period (000’s omitted)	$53,643		$52,106

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.39% and 0.79% of average daily net assets for the six months ended April 30, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

19	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Currency Income Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Currency Income Advantage Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 4.5%, 15.3% and 80.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $466,252 or 0.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

20

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the

21

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.90% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $234,061 or 0.90% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $100,558 of the Portfolio’s operating expenses for the six months ended April 30, 2014. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $10,327,122 and $6,738,105, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,327,075

Gross unrealized appreciation	$494,575
Gross unrealized depreciation	(630,520)

Net unrealized depreciation	$(135,945)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

22

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 2,519,000	United States Dollar 1,128,837	Citibank NA	$—	$(886)	$(886)
5/5/14	Brazilian Real 2,519,000	United States Dollar 1,126,565	Standard Chartered Bank	—	(3,158)	(3,158)
5/5/14	Chilean Peso 522,500,296	United States Dollar 925,451	Bank of America NA	—	(549)	(549)
5/5/14	Chilean Peso 73,401,000	United States Dollar 130,007	Bank of America NA	—	(77)	(77)
5/5/14	Chilean Peso 595,901,296	United States Dollar 1,063,730	Citibank NA	7,645	—	7,645
5/5/14	Euro 2,732,602	Romanian Leu 12,212,000	Deutsche Bank AG	29,116	—	29,116
5/5/14	Romanian Leu 12,212,000	Euro 2,745,195	Bank of America NA	—	(11,645)	(11,645)
5/5/14	United States Dollar 1,126,565	Brazilian Real 2,519,000	Citibank NA	3,158	—	3,158
5/5/14	United States Dollar 1,051,994	Brazilian Real 2,519,000	Standard Chartered Bank	77,729	—	77,729
5/5/14	United States Dollar 131,003	Chilean Peso 73,401,000	Bank of America NA	—	(918)	(918)
5/5/14	United States Dollar 947,073	Chilean Peso 522,500,296	Bank of America NA	—	(21,073)	(21,073)
5/5/14	United States Dollar 1,055,458	Chilean Peso 595,901,296	Citibank NA	627	—	627
5/5/14	United States Dollar 235,993	Paraguay Guarani 1,112,000,000	Citibank NA	14,773	—	14,773
5/6/14	United States Dollar 638,111	Paraguay Guarani 2,990,828,248	Citibank NA	36,331	—	36,331
5/7/14	Euro 1,151,192	United States Dollar 1,572,620	Standard Chartered Bank	—	(24,478)	(24,478)
5/9/14	Euro 148,000	Iceland Krona 29,600,000	Morgan Stanley & Co. International PLC	—	(7,534)	(7,534)
5/9/14	United States Dollar 298,633	New Turkish Lira 640,000	Citibank NA	3,904	—	3,904
5/9/14	United States Dollar 1,622,922	New Turkish Lira 3,432,642	Deutsche Bank AG	—	(263)	(263)
5/9/14	United States Dollar 1,630,933	New Turkish Lira 3,452,358	Standard Chartered Bank	1,046	—	1,046
5/12/14	United States Dollar 1,015,308	Indian Rupee 61,333,000	Bank of America NA	658	—	658
5/12/14	United States Dollar 929,651	Indian Rupee 56,154,000	Citibank NA	525	—	525
5/12/14	United States Dollar 795,020	Mexican Peso 10,506,979	Citibank NA	7,642	—	7,642
5/12/14	United States Dollar 456,902	Paraguay Guarani 2,062,000,000	Citibank NA	8,016	—	8,016
5/12/14	United States Dollar 3,077,918	Singapore Dollar 3,904,000	Standard Chartered Bank	36,059	—	36,059

23

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/13/14	United States Dollar 249,225	Paraguay Guarani 1,125,000,000	Citibank NA	$4,422	$—	$4,422
5/14/14	Euro 3,450,000	United States Dollar 4,689,930	Deutsche Bank AG	—	(96,325)	(96,325)
5/14/14	United States Dollar 2,199,826	Euro 1,582,000	Standard Chartered Bank	—	(5,086)	(5,086)
5/19/14	United States Dollar 249,280	Paraguay Guarani 1,125,000,000	Citibank NA	4,328	—	4,328
5/20/14	United States Dollar 415,466	Paraguay Guarani 1,875,000,000	Citibank NA	7,203	—	7,203
5/21/14	United States Dollar 1,010,440	New Taiwan Dollar 30,486,000	Deutsche Bank AG	—	(334)	(334)
5/27/14	Russian Ruble 4,401,477	United States Dollar 120,837	Bank of America NA	—	(1,809)	(1,809)
5/27/14	United States Dollar 2,143,954	Mexican Peso 28,774,000	Citibank NA	51,513	—	51,513
5/27/14	United States Dollar 121,975	Russian Ruble 4,401,477	Bank of America NA	671	—	671
5/30/14	United States Dollar 1,745,238	Indian Rupee 109,909,000	Standard Chartered Bank	71,183	—	71,183
6/3/14	United States Dollar 258,794	Indonesian Rupiah 3,063,861,000	Standard Chartered Bank	5,816	—	5,816
6/3/14	United States Dollar 3,610,954	Philippine Peso 161,388,000	Bank of America NA	16,489	—	16,489
6/5/14	United States Dollar 4,129,899	Peruvian New Sol 11,745,433	Bank of America NA	35,148	—	35,148
6/10/14	United States Dollar 510,484	Kazakhstani Tenge 82,341,000	Deutsche Bank AG	—	(61,097)	(61,097)
6/12/14	Euro 768,249	United States Dollar 1,056,976	Citibank NA	—	(8,757)	(8,757)
6/12/14	Euro 776,632	United States Dollar 1,071,752	Deutsche Bank AG	—	(5,610)	(5,610)
6/13/14	Euro 1,157,831	Norwegian Krone 9,588,000	Deutsche Bank AG	4,297	—	4,297
6/13/14	Euro 777,357	Swedish Krona 6,880,000	Citibank NA	—	(20,997)	(20,997)
6/13/14	Swedish Krona 6,880,000	Euro 754,743	Deutsche Bank AG	—	(10,375)	(10,375)
6/16/14	United States Dollar 2,410,609	South Korean Won 2,505,659,000	Bank of America NA	12,161	—	12,161
6/17/14	United States Dollar 3,663,250	Indonesian Rupiah 44,618,381,000	Standard Chartered Bank	182,334	—	182,334
6/18/14	Euro 1,897,098	Polish Zloty 8,087,899	Standard Chartered Bank	32,230	—	32,230
6/18/14	Euro 1,550,523	Polish Zloty 6,487,000	Standard Chartered Bank	—	(14,283)	(14,283)
6/23/14	Euro 142,303	United States Dollar 198,136	Bank of America NA	735	—	735
6/30/14	New Turkish Lira 2,191,000	United States Dollar 970,113	Standard Chartered Bank	—	(51,789)	(51,789)

24

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/30/14	Sri Lanka Rupee 60,852,000	United States Dollar 459,053	Standard Chartered Bank	$—	$(3,211)	$(3,211)
7/2/14	United States Dollar 1,110,474	Brazilian Real 2,519,000	Citibank NA	335	—	335
7/16/14	United States Dollar 1,799,524	Colombian Peso 3,497,374,658	Bank of America NA	—	(5,940)	(5,940)
7/17/14	United States Dollar 498,727	Armenian Dram 211,959,000	VTB Capital PLC	6,768	—	6,768
7/21/14	United States Dollar 290,218	Indonesian Rupiah 3,367,687,000	Bank of America NA	—	(1,616)	(1,616)
7/24/14	United States Dollar 1,529,713	Israeli Shekel 5,328,028	Citibank NA	9,001	—	9,001
7/24/14	United States Dollar 1,589,853	Israeli Shekel 5,537,857	Deutsche Bank AG	9,458	—	9,458
8/4/14	United States Dollar 1,053,946	Chilean Peso 595,901,296	Citibank NA	—	(8,074)	(8,074)
8/5/14	Euro 2,729,854	Romanian Leu 12,212,000	Bank of America NA	10,949	—	10,949
8/6/14	United States Dollar 235,145	Paraguay Guarani 1,112,000,000	Citibank NA	14,621	—	14,621
8/13/14	United States Dollar 163,220	Paraguay Guarani 742,000,000	Citibank NA	3,384	—	3,384
8/20/14	Indonesian Rupiah 2,459,351,000	United States Dollar 211,303	Standard Chartered Bank	1,671	—	1,671
8/27/14	United States Dollar 89,947	Argentine Peso 850,000	Bank of America NA	7,687	—	7,687
9/8/14	United States Dollar 130,169	Argentine Peso 1,234,000	Bank of America NA	9,935	—	9,935
9/9/14	Zambian Kwacha 3,370,000	United States Dollar 563,545	Standard Chartered Bank	51,877	—	51,877
9/15/14	United States Dollar 252,525	Azerbaijani Manat 205,000	VTB Capital PLC	4,883	—	4,883
9/16/14	United States Dollar 478,873	Armenian Dram 209,052,000	VTB Capital PLC	13,046	—	13,046
9/23/14	Zambian Kwacha 1,239,000	United States Dollar 207,538	Citibank NA	20,318	—	20,318
10/9/14	United States Dollar 416,461	Azerbaijani Manat 337,000	VTB Capital PLC	5,528	—	5,528
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	2,444	—	2,444
10/9/14	United States Dollar 84,663	Azerbaijani Manat 69,000	VTB Capital PLC	1,739	—	1,739
1/12/15	United States Dollar 106,464	Ugandan Shilling 291,180,000	Citibank NA	2,083	—	2,083
1/12/15	United States Dollar 421,375	Ugandan Shilling 1,150,355,000	Standard Chartered Bank	7,457	—	7,457
2/5/15	United States Dollar 1,049,355	Kazakhstani Tenge 174,193,000	Deutsche Bank AG	—	(149,854)	(149,854)

25

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/6/15	United States Dollar 322,581	Uruguayan Peso 8,000,000	Citibank NA	$—	$(7,978)	$(7,978)
2/13/15	United States Dollar 321,932	Uruguayan Peso 8,000,000	Citibank NA	—	(8,101)	(8,101)
2/23/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank NA	20,790	—	20,790
2/24/15	United States Dollar 86,207	Argentine Peso 1,000,000	Citibank NA	10,303	—	10,303
2/25/15	United States Dollar 346,320	Argentine Peso 4,000,000	Citibank NA	39,355	—	39,355
3/19/15	Euro 1,453,724	Serbian Dinar 183,460,000	Deutsche Bank AG	46,926	—	46,926
4/30/15	United States Dollar 394,945	Uruguayan Peso 10,000,000	Citibank NA	—	(12,833)	(12,833)

				$956,317	$(544,650)	$411,667

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk:  During the six months ended April 30, 2014, the Portfolio invested in commodity futures contracts that provided exposure to the investment returns of certain commodities. Commodity futures contracts were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk:  During the six months ended April 30, 2014, the Portfolio engaged in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $544,650. At April 30, 2014, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the

26

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$956,317	(1)	$(544,650	)(2)

Total Derivatives subject to master netting agreements or similar agreements	$956,317		$(544,650)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America NA	$94,433	$(43,627)	$—	$—	$50,806
Citibank NA	270,277	(67,626)	—	—	202,651
Deutsche Bank AG	89,797	(89,797)	—	—	—
Standard Chartered Bank	467,402	(102,005)	—	(260,000)	105,397
VTB Capital PLC	34,408	—	—	—	34,408

	$956,317	$(303,055)	$—	$(260,000)	$393,262

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America NA	$(43,627)	$43,627	$—	$—	$—
Citibank NA	(67,626)	67,626	—	—	—
Deutsche Bank AG	(323,858)	89,797	—	—	(234,061)
Morgan Stanley & Co. International PLC	(7,534)	—	—	—	(7,534)
Standard Chartered Bank	(102,005)	102,005	—	—	—

	$(544,650)	$303,055	$—	$—	$(241,595)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

27

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Foreign Exchange

Net realized gain (loss) —
Futures contracts	$(225,013)	$—
Swap contracts	—	66,220
Foreign currency and forward foreign currency exchange contract transactions	—	(76,883)

Total	$(225,013)	$(10,663)

Change in unrealized appreciation (depreciation) —
Futures contracts	$(23,850)	$—
Swap contracts	—	(7,597)
Foreign currency and forward foreign currency exchange contract transactions	(70,849)	—

Total	$(94,699)	$(7,597)

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts – Long	Forward Foreign Currency Contracts	Swap Contacts

$1,035,0000	$70,215,000	$1,113,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

28

Currency Income Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$22,563,253	$—	$22,563,253
Short-Term Investments —
Foreign Government Securities	—	15,889,620	—	15,889,620
U.S. Treasury Obligations	—	5,299,990	—	5,299,990
Other	—	8,438,267	—	8,438,267

Total Investments	$—	$52,191,130	$—	$52,191,130

Forward Foreign Currency Exchange Contracts	$—	$956,317	$—	$956,317

Total	$—	$53,147,447	$—	$53,147,447

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(544,650)	$—	$(544,650)

Total	$—	$(544,650)	$—	$(544,650)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Currency Income Advantage Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Currency Income Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Currency Income Advantage Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Currency Income Advantage Fund and Currency Income Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Currency Income Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Currency Income Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14894    4.30.14

Eaton Vance

Diversified Currency

Income Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Diversified Currency Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	36

Officers and Trustees	39

Important Notices	40

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	–0.12%	–2.80%	4.29%	5.40%
Class A with 4.75% Maximum Sales Charge	—	—	–4.89	–7.46	3.29	4.65
Class C at NAV	03/01/2011	06/27/2007	–0.50	–3.46	3.76	5.01
Class C with 1% Maximum Sales Charge	—	—	–1.48	–4.38	3.76	5.01
Class I at NAV	03/01/2011	06/27/2007	0.04	–2.48	4.48	5.54
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	–0.74%	–2.65%	3.46%	3.40%
Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index	—	—	–0.43	–0.45	2.73	1.68

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.26%	1.96%	0.96%
Net				1.10	1.80	0.80

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Serbia	5.2%	Norway	1.9%
Turkey	4.8	Uganda	1.8
Indonesia	4.8	Georgia	1.7
Sri Lanka	4.8	Bosnia and Herzegovina	1.5
Romania	4.8	Kazakhstan	1.4
Poland	4.7	Azerbaijan	1.4
Lebanon	4.7	Dominican Republic	1.3
Kenya	4.5	Brazil	1.2
India	4.4	Mauritius	1.2
Vietnam	4.4	Taiwan	1.1
Philippines	4.3	Iceland	1.1
Singapore	4.3	Chile	1.0
Peru	4.2	Argentina	1.0
Mexico	4.1	Costa Rica	0.7
Uruguay	3.9	Guatemala	0.0	*
Israel	3.4	Zambia	0.0	*
Bangladesh	3.0	Malaysia	0.0	*
South Korea	2.8	Australia	0.0	*
Paraguay	2.8	China	0.0	*
Jordan	2.5	Thailand	0.0	*
Colombia	2.3	Nigeria	0.0	*
Armenia	2.1	Euro	–22.1
		Total Long	105.1
		Total Short	–22.1
		Total Net	83.0

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index is an unmanaged index tracking the performance of 1-month FX positions in a basket of currencies versus the U.S. dollar. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Index data is available as of month-end only.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/15. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 1, 2014, the primary benchmark is JPMorgan Emerging Local Markets Index Plus (ELMI+). The prior benchmark (Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index) will become the secondary benchmark and remain in disclosure documents until March 1, 2016.

3

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$998.80	$5.45	**	1.10%
Class C	$1,000.00	$995.00	$8.90	**	1.80%
Class I	$1,000.00	$1,000.40	$3.97	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51	**	1.10%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator, expenses would be higher.

4

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in International Income Portfolio, at value (identified cost, $673,636,640)	$671,265,779
Receivable for Fund shares sold	2,619,093
Receivable from affiliate	85,890
Total assets	$673,970,762

Liabilities
Payable for Fund shares redeemed	$1,989,184
Payable to affiliates:
Distribution and service fees	98,842
Trustees’ fees	42
Accrued expenses	164,413
Total liabilities	$2,252,481
Net Assets	$671,718,281

Sources of Net Assets
Paid-in capital	$711,754,741
Accumulated net realized loss from Portfolio	(32,140,956)
Accumulated distributions in excess of net investment income	(5,524,643)
Net unrealized depreciation from Portfolio	(2,370,861)
Total	$671,718,281

Class A Shares
Net Assets	$193,640,769
Shares Outstanding	18,783,338
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.31
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.82

Class C Shares
Net Assets	$61,527,636
Shares Outstanding	5,986,138
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.28

Class I Shares
Net Assets	$416,549,876
Shares Outstanding	40,452,267
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest allocated from Portfolio (net of foreign taxes, $110,157)	$15,927,078
Expenses allocated from Portfolio	(2,959,301)
Total investment income from Portfolio	$12,967,777

Expenses
Distribution and service fees
Class A	$305,214
Class C	336,127
Trustees’ fees and expenses	250
Custodian fee	26,513
Transfer and dividend disbursing agent fees	265,969
Legal and accounting services	20,585
Printing and postage	70,774
Registration fees	136,379
Miscellaneous	6,167
Total expenses	$1,167,978
Deduct —
Allocation of expenses to affiliate	$631,766
Total expense reductions	$631,766

Net expenses	$536,212

Net investment income	$12,431,565

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (including a loss of $8,979,371 from precious metals)	$(23,198,289)
Futures contracts	548,193
Swap contracts	462,251
Foreign currency and forward foreign currency exchange contract transactions	(3,227,398)
Net realized loss	$(25,415,243)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $6,028,958 from precious metals)	$9,852,758
Futures contracts	60,173
Swap contracts	(5,805)
Foreign currency and forward foreign currency exchange contracts	1,473,030
Net change in unrealized appreciation (depreciation)	$11,380,156

Net realized and unrealized loss	$(14,035,087)

Net decrease in net assets from operations	$(1,603,522)

6	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$12,431,565	$16,778,883
Net realized loss from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(25,415,243)	(20,078,934)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	11,380,156	(14,019,306)
Net decrease in net assets from operations	$(1,603,522)	$(17,319,357)
Distributions to shareholders —
From net investment income
Class A	$(4,959,278)	$(1,076,475)
Class C	(1,392,263)	(208,938)
Class I	(11,541,366)	(1,829,573)
Tax return of capital
Class A	—	(7,345,889)
Class C	—	(1,760,069)
Class I	—	(15,535,106)
Total distributions to shareholders	$(17,892,907)	$(27,756,050)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$48,270,777	$324,844,066
Class C	8,548,493	79,201,373
Class I	108,311,217	646,810,146
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,466,026	7,419,671
Class C	1,089,247	1,517,433
Class I	9,841,404	14,639,244
Cost of shares redeemed
Class A	(84,340,977)	(130,033,033)
Class C	(20,123,911)	(6,821,419)
Class I	(181,805,782)	(185,981,345)
Net increase (decrease) in net assets from Fund share transactions	$(105,743,506)	$751,596,136

Net increase (decrease) in net assets	$(125,239,935)	$706,520,729

Net Assets
At beginning of period	$796,958,216	$90,437,487
At end of period	$671,718,281	$796,958,216

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,524,643)	$(63,301)

7	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$10.580		$11.160	$11.310	$11.360	$11.690	$10.350

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.310	$0.374	$0.299	$0.309	$0.328
Net realized and unrealized gain (loss)	(0.189)		(0.376)	0.027	0.139	(0.114)	1.738

Total income (loss) from operations	$(0.015)		$(0.066)	$0.401	$0.438	$0.195	$2.066

Less Distributions
From net investment income	$(0.255)		$(0.121)	$(0.409)	$(0.488)	$(0.050)	$(0.496)
From net realized gain	—		—	(0.070)	—	(0.007)	(0.230)
Tax return of capital	—		(0.393)	(0.072)	—	(0.468)	—

Total distributions	$(0.255)		$(0.514)	$(0.551)	$(0.488)	$(0.525)	$(0.726)

Net asset value — End of period	$10.310		$10.580	$11.160	$11.310	$11.360	$11.690

Total Return(2)	(0.12	)%(3)	(0.62)%	3.71%	3.86%	1.70%	20.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$193,641		$230,834	$42,251	$12,397	$8,552	$6,196
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.10	%(7)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	3.37	%(7)	2.85%	3.38%	2.60%	2.73%	3.01%
Portfolio Turnover of the Portfolio	25	%(3)	21%	37%	31%	45%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator subsidized certain operating expenses (equal to 0.18%, 0.16%, 0.40%, 0.82%, 1.74% and 1.76% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively).

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$10.550		$11.120	$11.270	$11.460

Income (Loss) From Operations
Net investment income(2)	$0.137		$0.242	$0.297	$0.150
Net realized and unrealized gain (loss)	(0.192)		(0.378)	0.024	(0.050)

Total income (loss) from operations	$(0.055)		$(0.136)	$0.321	$0.100

Less Distributions
From net investment income	$(0.215)		$(0.102)	$(0.341)	$(0.290)
From net realized gain	—		—	(0.070)	—
Tax return of capital	—		(0.332)	(0.060)	—

Total distributions	$(0.215)		$(0.434)	$(0.471)	$(0.290)

Net asset value — End of period	$10.280		$10.550	$11.120	$11.270

Total Return(3)	(0.50	)%(4)	(1.26)%	2.97%	0.85	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,528		$73,843	$3,729	$1,012
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.80	%(8)	1.80%	1.80%	1.80	%(8)
Net investment income	2.67	%(8)	2.24%	2.70%	1.97	%(8)
Portfolio Turnover of the Portfolio	25	%(4)	21%	37%	31	%(9)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The administrator subsidized certain operating expenses (equal to 0.18%, 0.16%, 0.40% and 0.82% of average daily net assets for the six months ended April 30, 2014, the years ended October 31, 2013 and 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2011.

9	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$10.570		$11.150	$11.300	$11.460

Income (Loss) From Operations
Net investment income(2)	$0.189		$0.346	$0.402	$0.231
Net realized and unrealized gain (loss)	(0.187)		(0.377)	0.034	(0.024)

Total income (loss) from operations	$0.002		$(0.031)	$0.436	$0.207

Less Distributions
From net investment income	$(0.272)		$(0.130)	$(0.439)	$(0.367)
From net realized gain	—		—	(0.070)	—
Tax return of capital	—		(0.419)	(0.077)	—

Total distributions	$(0.272)		$(0.549)	$(0.586)	$(0.367)

Net asset value — End of period	$10.300		$10.570	$11.150	$11.300

Total Return(3)	0.04	%(4)	(0.31)%	4.04%	1.78	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$416,550		$492,281	$44,458	$19,959
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.80	%(8)	0.80%	0.80%	0.80	%(8)
Net investment income	3.67	%(8)	3.20%	3.64%	2.98	%(8)
Portfolio Turnover of the Portfolio	25	%(4)	21%	37%	31	%(9)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.
(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The administrator subsidized certain operating expenses (equal to 0.18%, 0.16%, 0.40% and 0.82% of average daily net assets for the six months ended April 30, 2014, the years ended October 31, 2013 and 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2011.

10	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (96.0% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM was allocated $631,766 of the Fund’s operating expenses for the six months ended April 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $1,715 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,810 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $305,214 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $252,095 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $84,032 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $41,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

12

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $18,941,801 and $142,896,839, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	4,647,815	29,361,939
Issued to shareholders electing to receive payments of distributions in Fund shares	431,896	689,222
Redemptions	(8,112,282)	(12,020,847)

Net increase (decrease)	(3,032,571)	18,030,314

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	822,911	7,161,656
Issued to shareholders electing to receive payments of distributions in Fund shares	105,676	141,889
Redemptions	(1,944,161)	(636,991)

Net increase (decrease)	(1,015,574)	6,666,554

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	10,430,560	58,641,521
Issued to shareholders electing to receive payments of distributions in Fund shares	952,799	1,362,162
Redemptions	(17,500,880)	(17,420,155)

Net increase (decrease)	(6,117,521)	42,583,528

13

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 35.4%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,984,824
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,873,289
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,948,679
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,387,038
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	4,230,155
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,667,126
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	4,189,934
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,953,686

Total Bangladesh			$21,234,731

Bosnia and Herzegovina — 1.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	3,268	$1,689,466
Republic of Srpska, 1.50%, 10/30/23	BAM	6,951	3,429,516
Republic of Srpska, 1.50%, 12/15/23	BAM	1,536	754,691
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	508,042
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	2,065,284
Republic of Srpska, 1.50%, 6/9/25	BAM	346	150,635
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	924,985
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	693,422

Total Bosnia and Herzegovina			$10,216,041

Brazil — 0.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,590	$5,740,926

Total Brazil			$5,740,926

Chile — 0.8%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$5,875,410

Total Chile			$5,875,410

Colombia — 2.3%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	$7,044,095
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	17,000,000	9,097,742

Total Colombia			$16,141,837

Costa Rica — 0.7%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,168,128
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	515,460	798,922
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	285,744	513,220

Total Costa Rica			$4,480,270

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 1.3%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,231,253
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	205,855
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	98,600	2,360,155
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	108,850
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	194,900	5,439,720

Total Dominican Republic			$9,345,833

Georgia — 1.4%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,238,090
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	8,200	4,660,690
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	290,952
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	286,938
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	303,459
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,872	2,212,311
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	580,261
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	300,779

Total Georgia			$9,873,480

Iceland — 0.6%
Republic of Iceland, 6.00%, 10/13/16	ISK	79,930	$552,625
Republic of Iceland, 6.25%, 2/5/20	ISK	102,770	691,464
Republic of Iceland, 8.75%, 2/26/19	ISK	430,736	3,211,548

Total Iceland			$4,455,637

Jordan — 2.5%
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	$2,961,956
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,558,196
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,954,445
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,435,585
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,648,756

Total Jordan			$17,558,938

Lebanon — 0.5%
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	5,043,330	$3,377,015

Total Lebanon			$3,377,015

Mexico — 0.9%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$6,138,426

Total Mexico			$6,138,426

14	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Peru — 1.9%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$11,997,771
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174	1,203,531

Total Peru			$13,201,302

Philippines — 0.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,478,223

Total Philippines			$2,478,223

Romania — 1.2%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,609,811

Total Romania			$8,609,811

Serbia — 5.2%
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	$1,752,358
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	369,570	4,406,457
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	162,380	1,868,331
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	330,000	3,723,966
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,859,683
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	690,825
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,647,544
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,473,261
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,404,600
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,396,799
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	10,614,952
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	1,130,407

Total Serbia			$35,969,183

Sri Lanka — 2.5%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	520,215	$3,793,585
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	4,522,550
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	8,201,682
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	99,780	730,818

Total Sri Lanka			$17,248,635

Uganda — 0.6%
Uganda Government Bond, 13.375%, 2/25/16	UGX	1,310,300	$523,113
Uganda Government Bond, 14.00%, 3/24/16	UGX	1,567,700	630,756
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	1,147,903
Uganda Government Bond, 14.625%, 11/1/18	UGX	5,080,100	2,094,389

Total Uganda			$4,396,161

Security		Principal Amount (000’s omitted)	Value

Uruguay — 3.0%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	18,968	$782,372
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	38,702	1,593,960
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	51,870	1,865,474
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	37,000	1,307,650
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	102,478
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,037	374,678
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	103,552	4,210,750
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	51,847	2,113,215
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	96,890	4,125,878
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	76,942	3,350,164
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,019,752

Total Uruguay			$20,846,371

Vietnam — 4.3%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$956,592
Vietnam Government Bond, 6.70%, 2/28/17	VND	50,000,000	2,416,316
Vietnam Government Bond, 8.20%, 3/15/15	VND	100,000,000	4,881,132
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	2,618,845
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,900,062
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,395,031
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	4,041,737
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	3,977,487
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	2,920,109

Total Vietnam			$30,107,311

Total Foreign Government Bonds (identified cost $250,467,775)			$247,295,541

Collateralized Mortgage Obligations — 0.2%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$261,648	$289,121
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(4)		697,583	775,211

Total Collateralized Mortgage Obligations (identified cost $994,261)			$1,064,332

15	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 1.1%

Security		Principal Amount	Value

Federal National Mortgage Association:
2.018%, with maturity at 2035(5)		$1,129,456	$1,173,036
3.955%, with maturity at 2035(5)		990,928	1,077,170
6.50%, with various maturities to 2036		1,706,659	1,958,308
7.00%, with maturity at 2033		633,723	728,190
7.50%, with maturity at 2035		370,950	442,366
8.50%, with maturity at 2032		312,097	368,541

			$5,747,611

Government National Mortgage Association:
7.00%, with maturity at 2035		$987,734	$1,160,533
8.00%, with maturity at 2016		114,742	118,891
9.00%, with various maturities to 2024		609,024	707,299

			$1,986,723

Total Mortgage Pass-Throughs (identified cost $7,270,510)			$7,734,334

U.S. Treasury Obligations — 10.6%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 11.25%, 2/15/15(6)		$68,200	$74,226,084

Total U.S. Treasury Obligations (identified cost $74,127,599)			$74,226,084

Short-Term Investments — 52.1%

Foreign Government Securities — 28.9%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.3%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	3,700	$2,004,474

Total Georgia			$2,004,474

Israel — 0.7%
Israel Treasury Bill, 0.00%, 1/7/15	ILS	16,567	$4,763,744

Total Israel			$4,763,744

Kenya — 4.4%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	526,000	$5,996,269
Kenya Treasury Bill, 0.00%, 6/16/14	KES	324,000	3,687,364
Kenya Treasury Bill, 0.00%, 8/18/14	KES	70,000	784,001

Security		Principal Amount (000’s omitted)	Value

Kenya (continued)
Kenya Treasury Bill, 0.00%, 9/22/14	KES	187,100	$2,074,619
Kenya Treasury Bill, 0.00%, 9/29/14	KES	15,000	165,978
Kenya Treasury Bill, 0.00%, 10/20/14	KES	101,200	1,112,974
Kenya Treasury Bill, 0.00%, 3/16/15	KES	316,600	3,345,989
Kenya Treasury Bill, 0.00%, 4/13/15	KES	502,800	5,273,192
Kenya Treasury Bill, 0.00%, 4/20/15	KES	406,800	4,258,753
Kenya Treasury Bill, 0.00%, 4/27/15	KES	396,900	4,147,699

Total Kenya			$30,846,838

Lebanon — 4.2%
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	9,214,000	$6,105,363
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,122,060	1,402,593
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,656,350	2,414,672
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	17,063,990	11,259,703
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,161,400	3,397,191
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	7,076,320	4,653,660

Total Lebanon			$29,233,182

Mauritius — 1.2%
Mauritius Treasury Bill, 0.00%, 5/9/14	MUR	94,600	$3,156,846
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	121,200	3,951,162
Mauritius Treasury Bill, 0.00%, 4/24/15	MUR	37,100	1,201,817

Total Mauritius			$8,309,825

Mexico — 3.3%
Mexico Cetes, 0.00%, 8/21/14	MXN	144,961	$10,968,072
Mexico Cetes, 0.00%, 4/1/15	MXN	160,505	11,872,236

Total Mexico			$22,840,308

Philippines — 2.3%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	286,170	$6,417,872
Philippine Treasury Bill, 0.00%, 7/9/14	PHP	110,400	2,470,066
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	50,020	1,113,636
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	277,770	6,169,141
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	8,220	181,844

Total Philippines			$16,352,559

Singapore — 4.3%
Monetary Authority of Singapore, 0.00%, 5/2/14	SGD	9,914	$7,907,793
Monetary Authority of Singapore, 0.00%, 6/27/14	SGD	17,631	14,057,522
Monetary Authority of Singapore, 0.00%, 7/25/14	SGD	9,920	7,907,278

Total Singapore			$29,872,593

16	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

South Korea — 1.4%
Korea Monetary Stabilization Bond, 0.00%, 6/3/14	KRW	6,173,900	$5,961,498
Korea Monetary Stabilization Bond, 0.00%, 7/22/14	KRW	4,142,100	3,985,168

Total South Korea			$9,946,666

Sri Lanka — 4.7%
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	42,030	$321,499
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	515,820	3,925,855
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	62,520	474,026
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	443,272
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	301,460	2,218,248
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	333,290	2,449,266
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	140,090	1,028,150
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	212,400	1,556,814
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	110,770	810,843
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	171,900	1,256,693
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	224,100	1,631,977
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	73,730	534,809
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,018,700	7,379,472
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	1,009,540	7,303,433
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	81,780	590,838
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	148,600	1,065,257

Total Sri Lanka			$32,990,452

Turkey — 0.5%
Turkey Government Bond, 6.50%, 1/7/15	TRY	7,835	$3,654,886

Total Turkey			$3,654,886

Uganda — 0.7%
Uganda Government Bond, 0.00%, 11/13/14	UGX	1,135,800	$425,198
Uganda Government Bond, 0.00%, 11/27/14	UGX	1,336,300	497,931
Uganda Government Bond, 0.00%, 12/26/14	UGX	619,000	228,400
Uganda Government Bond, 0.00%, 1/22/15	UGX	619,000	226,282
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	10,372,300	3,754,507

Total Uganda			$5,132,318

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	31,500	$1,229,426
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	10,660	412,544
Monetary Regulation Bill, 0.00%, 2/20/15(1)	UYU	6,982	290,272

Total Uruguay			$1,932,242

Security	Principal Amount (000’s omitted)		Value

Zambia — 0.6%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	13,755	$2,096,193
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	15,260	2,307,692

Total Zambia			$4,403,885

Total Foreign Government Securities (identified cost $203,434,543)			$202,283,972

U.S. Treasury Obligations — 13.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 7/10/14		$71,000	$70,997,586
U.S. Treasury Note, 4.25%, 8/15/14(6)		25,000	25,308,600

Total U.S. Treasury Obligations (identified cost $96,293,955)			$96,306,186

Other — 9.4%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$65,787	$65,786,696

Total Other (identified cost $65,786,696)			$65,786,696

Total Short-Term Investments (identified cost $365,515,194)			$364,376,854

Total Investments — 99.4% (identified cost $698,375,339)			$694,697,145

Other Assets, Less Liabilities — 0.6%			$4,397,987

Net Assets — 100.0%			$699,095,132

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

17	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $1,545,958 or 0.2% of the Portfolio’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $9,003,406 or 1.3% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(5)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2014.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

18	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Securities of unaffiliated issuers, at value (identified cost, $632,588,643)	$628,910,449
Affiliated investment, at value (identified cost, $65,786,696)	65,786,696
Cash	531,964
Restricted cash*	1,450,000
Foreign currency, at value (identified cost, $3,859,200)	3,870,374
Interest receivable	8,069,243
Interest receivable from affiliated investment	6,814
Receivable for investments sold	9,328
Receivable for open forward foreign currency exchange contracts	7,350,442
Receivable for open swap contracts	148,887
Tax reclaims receivable	2,819
Total assets	$716,137,016

Liabilities
Cash collateral due to brokers	$1,450,000
Payable for investments purchased	8,910,185
Payable for variation margin on open futures contracts	20,204
Payable for open forward foreign currency exchange contracts	5,969,591
Payable to affiliates:
Investment adviser fee	363,263
Trustees’ fees	3,154
Accrued expenses	325,487
Total liabilities	$17,041,884
Net Assets applicable to investors’ interest in Portfolio	$699,095,132

Sources of Net Assets
Investors’ capital	$701,367,034
Net unrealized depreciation	(2,271,902)
Total	$699,095,132

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

19	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $116,014)	$18,416,289
Interest allocated from affiliated investment	56,671
Expenses allocated from affiliated investment	(6,869)
Total investment income	$18,466,091

Expenses
Investment adviser fee	$2,590,505
Trustees’ fees and expenses	18,480
Custodian fee	712,074
Legal and accounting services	84,095
Miscellaneous	19,425
Total expenses	$3,424,579
Deduct —
Reduction of custodian fee	$3,074
Total expense reductions	$3,074

Net expenses	$3,421,505

Net investment income	$15,044,586

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $10,955,052 from precious metals)	$(28,007,848)
Investment transactions allocated from affiliated investment	631
Futures contracts	679,252
Swap contracts	518,931
Foreign currency and forward foreign currency exchange contract transactions	(3,965,503)
Net realized loss	$(30,774,537)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $7,850,164 from precious metals)	$11,807,363
Futures contracts	88,602
Swap contracts	18,943
Foreign currency and forward foreign currency exchange contracts	1,199,869
Net change in unrealized appreciation (depreciation)	$13,114,777

Net realized and unrealized loss	$(17,659,760)

Net decrease in net assets from operations	$(2,615,174)

20	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$15,044,586	$25,376,492
Net realized loss from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(30,774,537)	(25,653,736)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	13,114,777	(19,144,569)
Net decrease in net assets from operations	$(2,615,174)	$(19,421,813)
Capital transactions —
Contributions	$19,953,540	$880,147,982
Withdrawals	(320,646,918)	(150,656,445)
Net increase (decrease) in net assets from capital transactions	$(300,693,378)	$729,491,537

Net increase (decrease) in net assets	$(303,308,552)	$710,069,724

Net Assets
At beginning of period	$1,002,403,684	$292,333,960
At end of period	$699,095,132	$1,002,403,684

21	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83	%(2)	0.83%	0.88%	0.92%	0.96%	0.90%
Net investment income	3.64	%(2)	3.20%	3.57%	2.81%	2.51%	3.34%
Portfolio Turnover	25	%(3)	21%	37%	31%	45%	28%

Total Return	0.01	%(3)	(0.35)%	3.93%	4.05%	1.85%	20.91%

Net assets, end of period (000’s omitted)	$699,095		$1,002,404	$292,334	$206,656	$168,705	$69,581

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 96.0%, 0.4% and 2.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $1,313,584 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

23

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

24

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $2,590,505 or 0.623% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$97,183,711	$251,530,801
U.S. Government and Agency Securities	—	894,814

	$97,183,711	$252,425,615

25

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$710,305,757

Gross unrealized appreciation	$6,968,936
Gross unrealized depreciation	(22,577,548)

Net unrealized depreciation	$(15,608,612)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 3,091,646	United States Dollar 1,386,388	BNP Paribas	$—	$(155)	$(155)
5/5/14	Brazilian Real 2,876,354	United States Dollar 1,288,978	Citibank NA	—	(1,012)	(1,012)
5/5/14	Brazilian Real 18,858,000	United States Dollar 8,433,810	Standard Chartered Bank	—	(23,640)	(23,640)
5/5/14	Brazilian Real 12,890,000	United States Dollar 5,413,237	Standard Chartered Bank	—	(367,680)	(367,680)
5/5/14	Chilean Peso 324,895,000	United States Dollar 579,859	Bank of America	4,064	—	4,064
5/5/14	Chilean Peso 1,671,004,000	United States Dollar 2,959,677	Bank of America	—	(1,757)	(1,757)
5/5/14	Chilean Peso 674,092,000	United States Dollar 1,203,091	Morgan Stanley & Co. International PLC	8,433	—	8,433
5/5/14	Euro 17,657,865	Romanian Leu 78,913,000	Deutsche Bank	188,142	—	188,142
5/5/14	Romanian Leu 78,913,000	Euro 17,739,238	Bank of America	—	(75,250)	(75,250)
5/5/14	United States Dollar 1,382,668	Brazilian Real 3,091,646	BNP Paribas	3,876	—	3,876
5/5/14	United States Dollar 1,286,384	Brazilian Real 2,876,354	Citibank NA	3,606	—	3,606
5/5/14	United States Dollar 7,875,548	Brazilian Real 18,858,000	Standard Chartered Bank	581,902	—	581,902
5/5/14	United States Dollar 5,764,759	Brazilian Real 12,890,000	Standard Chartered Bank	16,159	—	16,159
5/5/14	United States Dollar 575,453	Chilean Peso 324,895,000	Bank of America	342	—	342

26

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	United States Dollar 3,028,827	Chilean Peso 1,671,004,000	Bank of America	$—	$(67,393)	$(67,393)
5/5/14	United States Dollar 1,193,950	Chilean Peso 674,092,000	Morgan Stanley & Co. International PLC	709	—	709
5/5/14	United States Dollar 2,245,119	Paraguayan Guarani 10,579,000,000	Citibank NA	140,545	—	140,545
5/7/14	Euro 10,203,296	United States Dollar 13,938,519	Standard Chartered Bank	—	(216,951)	(216,951)
5/7/14	United States Dollar 2,315,316	Euro 1,684,000	BNP Paribas	20,969	—	20,969
5/9/14	United States Dollar 19,656,201	New Turkish Lira 41,574,830	Deutsche Bank	—	(3,186)	(3,186)
5/9/14	United States Dollar 19,753,228	New Turkish Lira 41,813,632	Standard Chartered Bank	12,672	—	12,672
5/12/14	United States Dollar 9,591,364	Indian Rupee 579,398,000	Bank of America	6,213	—	6,213
5/12/14	United States Dollar 8,782,169	Indian Rupee 530,472,000	Citibank NA	4,962	—	4,962
5/12/14	United States Dollar 4,345,336	Paraguayan Guarani 19,610,500,000	Citibank NA	76,230	—	76,230
5/13/14	United States Dollar 2,370,182	Paraguayan Guarani 10,699,000,000	Citibank NA	42,053	—	42,053
5/14/14	Euro 25,255,549	United States Dollar 34,334,919	UBS AG	—	(702,617)	(702,617)
5/19/14	United States Dollar 2,370,264	Paraguayan Guarani 10,697,000,000	Citibank NA	41,153	—	41,153
5/20/14	Euro 738,787	United States Dollar 1,016,564	Toronto-Dominion Bank	—	(8,356)	(8,356)
5/20/14	United States Dollar 3,950,366	Paraguayan Guarani 17,828,000,000	Citibank NA	68,485	—	68,485
5/21/14	United States Dollar 7,938,981	New Taiwan Dollar 239,527,000	Deutsche Bank	—	(2,622)	(2,622)
5/27/14	Russian Ruble 346,762,000	United States Dollar 10,289,979	Bank of America	627,528	—	627,528
5/27/14	United States Dollar 9,519,890	Russian Ruble 346,762,000	Bank of America	142,561	—	142,561
5/30/14	United States Dollar 5,000,000	Armenian Dram 2,215,900,000	VTB Capital PLC	347,209	—	347,209
5/30/14	United States Dollar 5,789,084	Indian Rupee 364,692,000	Goldman Sachs International	238,032	—	238,032
5/30/14	United States Dollar 5,944,662	Indian Rupee 374,374,000	Standard Chartered Bank	242,464	—	242,464
6/3/14	United States Dollar 2,033,723	Indonesian Rupiah 24,077,248,000	Deutsche Bank	45,701	—	45,701
6/3/14	United States Dollar 8,815,948	Philippine Peso 394,020,000	Bank of America	40,258	—	40,258
6/6/14	Sri Lankan Rupee 580,888,000	United States Dollar 4,414,713	Standard Chartered Bank	—	(12,518)	(12,518)

27

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/10/14	United States Dollar 5,067,148	Kazakhstani Tenge 817,331,000	Deutsche Bank	$—	$(606,457)	$(606,457)
6/12/14	Euro 6,015,640	United States Dollar 8,276,468	Citibank NA	—	(68,567)	(68,567)
6/12/14	Euro 6,391,730	United States Dollar 8,820,587	Deutsche Bank	—	(46,168)	(46,168)
6/13/14	Euro 9,401,963	Norwegian Krone 77,857,653	Deutsche Bank	34,895	—	34,895
6/13/14	Euro 6,151,395	Swedish Krona 54,442,923	Citibank NA	—	(166,150)	(166,150)
6/13/14	Swedish Krona 54,442,923	Euro 5,972,340	State Street Bank and Trust Co.	—	(82,238)	(82,238)
6/16/14	United States Dollar 9,607,245	South Korean Won 9,986,059,000	Bank of America	48,468	—	48,468
6/18/14	Euro 8,206,062	Polish Zloty 34,975,467	BNP Paribas	136,306	—	136,306
6/18/14	Euro 6,948,657	Polish Zloty 29,624,209	Standard Chartered Bank	118,052	—	118,052
6/18/14	Euro 8,346,340	Polish Zloty 34,919,000	Standard Chartered Bank	—	(76,886)	(76,886)
6/23/14	Euro 2,114,617	United States Dollar 2,944,277	Bank of America	10,918	—	10,918
6/23/14	Euro 565,611	United States Dollar 787,524	Goldman Sachs International	2,919	—	2,919
6/25/14	Euro 440,308	United States Dollar 611,359	Bank of America	575	—	575
6/25/14	Euro 9,805,067	United States Dollar 13,619,709	Goldman Sachs International	18,372	—	18,372
6/30/14	New Turkish Lira 13,697,336	United States Dollar 6,062,914	HSBC Bank USA	—	(325,647)	(325,647)
6/30/14	New Turkish Lira 6,079,664	United States Dollar 2,691,903	Standard Chartered Bank	—	(143,707)	(143,707)
6/30/14	Sri Lankan Rupee 1,614,085,000	United States Dollar 12,176,260	Standard Chartered Bank	—	(85,170)	(85,170)
6/30/14	United States Dollar 15,544,597	Peruvian New Sol 43,929,031	Standard Chartered Bank	—	(13,182)	(13,182)
7/2/14	United States Dollar 1,363,821	Brazilian Real 3,091,646	BNP Paribas	—	(491)	(491)
7/2/14	United States Dollar 1,268,010	Brazilian Real 2,876,354	Citibank NA	383	—	383
7/2/14	United States Dollar 1,851,299	Euro 1,342,961	State Street Bank and Trust Co.	11,587	—	11,587
7/7/14	United States Dollar 2,331,629	Philippine Peso 104,000,000	Bank of America	4,344	—	4,344
7/17/14	United States Dollar 2,712,417	Armenian Dram 1,188,310,000	VTB Capital PLC	121,551	—	121,551
7/17/14	United States Dollar 6,269,868	Armenian Dram 2,664,694,000	VTB Capital PLC	85,089	—	85,089

28

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/21/14	United States Dollar 8,683,569	Indonesian Rupiah 100,764,139,000	Bank of America	$—	$(48,345)	$(48,345)
7/22/14	United States Dollar 6,838,031	Indonesian Rupiah 77,639,000,000	Australia and New Zealand Banking Group Limited	—	(185,750)	(185,750)
7/24/14	United States Dollar 9,235,235	Israeli Shekel 32,166,555	Citibank NA	54,342	—	54,342
7/24/14	United States Dollar 9,598,319	Israeli Shekel 33,433,345	Deutsche Bank	57,102	—	57,102
8/4/14	United States Dollar 1,188,569	Chilean Peso 672,017,000	Citibank NA	—	(9,105)	(9,105)
8/5/14	Euro 17,640,103	Romanian Leu 78,913,000	Bank of America	70,752	—	70,752
8/6/14	United States Dollar 2,237,048	Paraguayan Guarani 10,579,000,000	Citibank NA	139,101	—	139,101
8/13/14	United States Dollar 1,552,794	Paraguayan Guarani 7,059,000,000	Citibank NA	32,196	—	32,196
8/14/14	United States Dollar 18,449,518	Indonesian Rupiah 209,586,522,521	Barclays Bank PLC	—	(565,299)	(565,299)
8/20/14	Indonesian Rupiah 17,333,881,000	United States Dollar 1,489,293	Standard Chartered Bank	11,780	—	11,780
8/27/14	United States Dollar 925,926	Argentine Peso 8,750,000	Bank of America	79,135	—	79,135
9/8/14	United States Dollar 914,241	Argentine Peso 8,667,000	Bank of America	69,780	—	69,780
9/9/14	Zambian Kwacha 8,140,000	United States Dollar 1,360,976	Standard Bank	125,077	—	125,077
9/9/14	Zambian Kwacha 5,220,000	United States Dollar 872,910	Standard Chartered Bank	80,355	—	80,355
9/15/14	United States Dollar 1,553,289	Azerbaijani Manat 1,260,960	VTB Capital PLC	30,036	—	30,036
9/23/14	Zambian Kwacha 4,840,000	United States Dollar 813,445	Barclays Bank PLC	82,094	—	82,094
9/23/14	Zambian Kwacha 5,808,000	United States Dollar 954,478	Barclays Bank PLC	76,856	—	76,856
9/23/14	Zambian Kwacha 4,251,000	United States Dollar 698,030	Barclays Bank PLC	55,679	—	55,679
9/30/14	United States Dollar 410,976	Azerbaijani Manat 337,000	Standard Bank	11,966	—	11,966
10/9/14	United States Dollar 3,950,816	Azerbaijani Manat 3,197,000	VTB Capital PLC	52,440	—	52,440
10/9/14	United States Dollar 859,423	Azerbaijani Manat 700,000	VTB Capital PLC	17,111	—	17,111
10/9/14	United States Dollar 815,951	Azerbaijani Manat 665,000	VTB Capital PLC	16,756	—	16,756
12/9/14	Ghanaian Cedi 7,051,000	United States Dollar 2,568,670	Citibank NA	364,459	—	364,459
12/9/14	Ghanaian Cedi 7,000,000	United States Dollar 2,568,807	Standard Bank	380,539	—	380,539

29

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/9/14	Ghanaian Cedi 7,044,500	United States Dollar 2,568,642	Standard Bank	$366,462	$—	$366,462
12/9/14	United States Dollar 2,355,594	Ghanaian Cedi 7,051,000	Citibank NA	—	(151,383)	(151,383)
12/9/14	United States Dollar 4,691,979	Ghanaian Cedi 14,044,500	Standard Bank	—	(301,531)	(301,531)
12/12/14	Ghanaian Cedi 7,126,000	United States Dollar 2,568,854	Standard Bank	344,700	—	344,700
12/12/14	United States Dollar 2,377,314	Ghanaian Cedi 7,126,000	Standard Bank	—	(153,161)	(153,161)
12/19/14	Ghanaian Cedi 7,167,000	United States Dollar 2,568,817	Standard Bank	340,047	—	340,047
12/19/14	United States Dollar 2,383,042	Ghanaian Cedi 7,167,000	Standard Bank	—	(154,273)	(154,273)
12/22/14	United States Dollar 1,854,458	Azerbaijani Manat 1,503,038	VTB Capital PLC	9,197	—	9,197
1/12/15	United States Dollar 566,358	Ugandan Shilling 1,548,990,000	Citibank NA	11,078	—	11,078
1/12/15	United States Dollar 345,819	Ugandan Shilling 944,087,000	Standard Chartered Bank	6,120	—	6,120
1/20/15	United States Dollar 806,388	Ugandan Shilling 2,196,600,000	Barclays Bank PLC	10,954	—	10,954
1/23/15	United States Dollar 376,619	Ugandan Shilling 1,018,000,000	Citibank NA	1,911	—	1,911
1/29/15	United States Dollar 669,704	Ugandan Shilling 1,801,504,000	Barclays Bank PLC	—	(766)	(766)
2/5/15	United States Dollar 6,044,753	Kazakhstani Tenge 1,003,429,000	Deutsche Bank	—	(863,224)	(863,224)
2/6/15	United States Dollar 1,250,000	Uruguayan Peso 31,000,000	Citibank NA	—	(30,916)	(30,916)
2/13/15	United States Dollar 1,247,485	Uruguayan Peso 31,000,000	Citibank NA	—	(31,391)	(31,391)
2/23/15	United States Dollar 1,465,517	Argentine Peso 17,000,000	Citibank NA	176,715	—	176,715
2/24/15	United States Dollar 689,655	Argentine Peso 8,000,000	Citibank NA	82,426	—	82,426
2/25/15	United States Dollar 2,077,922	Argentine Peso 24,000,000	Citibank NA	236,127	—	236,127
3/12/15	Russian Ruble 893,980,000	United States Dollar 22,869,788	Bank of America	—	(311,200)	(311,200)
3/12/15	United States Dollar 22,721,566	Russian Ruble 893,980,000	Credit Suisse International	459,422	—	459,422
4/30/15	United States Dollar 2,014,218	Uruguayan Peso 51,000,000	Citibank NA	—	(65,447)	(65,447)

				$7,350,442	$(5,969,591)	$1,380,851

30

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/14	34 U.S. 5-Year Treasury Note	Short	$(4,070,525)	$(4,061,406)	$9,119
6/14	14 U.S. 10-Year Treasury Note	Short	(1,739,958)	(1,741,906)	(1,948)
6/14	7 U.S. Long Treasury Bond	Short	(924,890)	(944,563)	(19,673)

					$(12,502)

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 36,700,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD-LIBOR-BBA + 50 bp on $4,577,743 (Notional Amount) plus Notional Amount at termination date	6/10/14	$148,887

				$148,887

GTQ	–	Guatemalan Quetzal

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: During the six months ended April 30, 2014, the Portfolio invested in commodities-linked derivative investments, including commodity futures contracts, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative investments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $5,969,591. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,494,335 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

31

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$9,119	$9,119
Receivable for open forward foreign currency exchange contracts	7,350,442	—	7,350,442
Receivable for open swap contracts	148,887	—	148,887

Total Asset Derivatives	$7,499,329	$9,119	$7,508,448

Derivatives not subject to master netting or similar agreements	$—	$9,119	$9,119

Total Asset Derivatives subject to master netting or similar agreements	$7,499,329	$—	$7,499,329

Net unrealized depreciation*	$—	$(21,621)	$(21,621)
Payable for open forward foreign currency exchange contracts	(5,969,591)	—	(5,969,591)

Total Liability Derivatives	$(5,969,591)	$(21,621)	$(5,991,212)

Derivatives not subject to master netting or similar agreements	$—	$(21,621)	$(21,621)

Total Liability Derivatives subject to master netting or similar agreements	$(5,969,591)	$—	$(5,969,591)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America	$1,104,938	$(503,945)	$(600,993)	$—	$—
Barclays Bank PLC	225,583	(225,583)	—	—	—

32

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	161,151	(646)	(29,031)	—	131,474
Citibank NA	1,624,659	(523,971)	(207,082)	—	893,606
Credit Suisse International	459,422	—	—	—	459,422
Deutsche Bank	325,840	(325,840)	—	—	—
Goldman Sachs International	259,323	—	(259,323)	—	—
Morgan Stanley & Co. International PLC	9,142	—	—	—	9,142
Standard Bank	1,568,791	(608,965)	—	(890,000)	69,826
Standard Chartered Bank	1,069,504	(939,734)	—	—	129,770
State Street Bank and Trust Co.	11,587	(11,587)	—	—	—
VTB Capital PLC	679,389	—	—	(560,000)	119,389

	$7,499,329	$(3,140,271)	$(1,096,429)	$(1,450,000)	$1,812,629

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(185,750)	$—	$91,396	$—	$(94,354)
Bank of America	(503,945)	503,945	—	—	—
Barclays Bank PLC	(566,065)	225,583	340,482	—	—
BNP Paribas	(646)	646	—	—	—
Citibank NA	(523,971)	523,971	—	—	—
Deutsche Bank	(1,521,657)	325,840	1,195,817	—	—
HSBC Bank USA	(325,647)	—	276,364	—	(49,283)
Standard Bank	(608,965)	608,965	—	—	—
Standard Chartered Bank	(939,734)	939,734	—	—	—
State Street Bank and Trust Co.	(82,238)	11,587	—	—	(70,651)
Toronto-Dominion Bank	(8,356)	—	—	—	(8,356)
UBS AG	(702,617)	—	—	—	(702,617)

	$(5,969,591)	$3,140,271	$1,904,059	$—	$(925,261)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(C)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$824,260	$—	$(145,008)
Swap contracts	—	518,931	—
Foreign currency and forward foreign currency exchange contract transactions	—	(1,920,209)	—

Total	$824,260	$(1,401,278)	$(145,008)

33

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption (continued)	Commodity	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Futures contracts	$(46,230)	$—	$134,832
Swap contracts	—	18,943	—
Foreign currency and forward foreign currency exchange contracts	—	1,277,791	—

Total	$(46,230)	$1,296,734	$134,832

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts – Short	Swap Contracts	Forward Foreign Currency Exchange Contracts

$9,802,000	$11,225,000	$607,192,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$247,295,541	$—	$247,295,541
Collateralized Mortgage Obligations	—	1,064,332	—	1,064,332
Mortgage Pass-Throughs	—	7,734,334	—	7,734,334
U.S. Treasury Obligations	—	74,226,084	—	74,226,084
Short-Term Investments —
Foreign Government Securities	—	202,283,972	—	202,283,972
U.S. Treasury Obligations	—	96,306,186	—	96,306,186
Other	—	65,786,696	—	65,786,696

Total Investments	$—	$694,697,145	$—	$694,697,145

Forward Foreign Currency Exchange Contracts	$—	$7,350,442	$—	$7,350,442
Futures Contracts	9,119	—	—	9,119
Swap Contracts	—	148,887	—	148,887

Total	$9,119	$7,499,329	$—	$7,508,448

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,969,591)	$—	$(5,969,591)
Futures Contracts	(21,621)	—	—	(21,621)

Total	$(21,621)	$(5,969,591)	$—	$(5,991,212)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

35

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

36

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

37

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

38

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of International Income Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.14

Eaton Vance

Emerging Markets Local

Income Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	48

Officers and Trustees	51

Important Notices	52

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	–0.51%	–9.89%	7.62%	6.26%
Class A with 4.75% Maximum Sales Charge	—	—	–5.28	–14.16	6.59	5.51
Class C at NAV	08/03/2010	06/27/2007	–0.92	–10.61	7.07	5.87
Class C with 1% Maximum Sales Charge	—	—	–1.88	–11.44	7.07	5.87
Class I at NAV	11/30/2009	06/27/2007	–0.43	–9.62	7.84	6.42
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (Unhedged)	—	—	–1.48%	–9.42%	8.21%	6.91%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.41%	2.11%	1.11%
Net				1.25	1.95	0.95

Fund Profile4

Asset Allocation (% of net assets)5

*	Net securities sold short.

Foreign Currency Exposure (% of net assets)6

Mexico	11.2%	Peru	1.8%
Poland	10.2	Bangladesh	1.2
Brazil	10.2	Uganda	1.2
Malaysia	10.0	Argentina	1.1
South Africa	8.4	Bosnia and Herzegovina	0.9
Russia	7.0	Dominican Republic	0.6
Indonesia	6.8	Jordan	0.3
Turkey	6.2	Azerbaijan	0.2
Colombia	5.6	Guatemala	0.0	*
Hungary	4.2	Costa Rica	0.0	*
Lebanon	4.1	Zambia	0.0	*
Sri Lanka	3.8	Iceland	0.0	*
Thailand	3.7	Singapore	0.0	*
Kenya	3.2	Japan	0.0	*
Romania	3.1	Norway	0.0	*
Kazakhstan	3.0	Ghana	0.0	*
Serbia	2.9	Taiwan	0.0	*
India	2.6	Egypt	0.0	*
Philippines	2.5	Australia	–0.0	*
Uruguay	2.5	United Kingdom	–0.0	*
Vietnam	2.1	New Zealand	–0.0	*
Armenia	2.1	Euro	–12.9
		Total Long	122.7
		Total Short	–12.9
		Total Net	109.8

*	Amount is less than 0.05% or –0.05%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI- EM) Global Diversified (Unhedged) is an unmanaged index of local- currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect contractual expense reimbursements that continue through 2/28/15. Without the reimbursements, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.90	$6.53	**	1.32%
Class C	$1,000.00	$990.80	$9.97	**	2.02%
Class I	$1,000.00	$995.70	$5.05	**	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.61	**	1.32%
Class C	$1,000.00	$1,014.80	$10.09	**	2.02%
Class I	$1,000.00	$1,019.70	$5.11	**	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $378,009,013)	$358,691,400
Receivable for Fund shares sold	6,221,274
Total assets	$364,912,674

Liabilities
Payable for Fund shares redeemed	$3,209,588
Payable to affiliates:
Distribution and service fees	89,157
Trustees’ fees	42
Other	38,117
Accrued expenses	76,985
Total liabilities	$3,413,889
Net Assets	$361,498,785

Sources of Net Assets
Paid-in capital	$431,757,681
Accumulated net realized loss from Portfolio	(43,772,357)
Accumulated distributions in excess of net investment income	(7,168,926)
Net unrealized depreciation from Portfolio	(19,317,613)
Total	$361,498,785

Class A Shares
Net Assets	$142,098,897
Shares Outstanding	16,624,805
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.55
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.98

Class C Shares
Net Assets	$65,716,019
Shares Outstanding	7,673,332
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.56

Class I Shares
Net Assets	$153,683,869
Shares Outstanding	17,919,189
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest allocated from Portfolio (net of foreign taxes, $488,678)	$13,251,276
Expenses, excluding interest expense, allocated from Portfolio	(1,757,617)
Interest expense allocated from Portfolio	(126,299)
Total investment income from Portfolio	$11,367,360

Expenses
Distribution and service fees
Class A	$234,721
Class C	359,192
Trustees’ fees and expenses	250
Custodian fee	17,197
Transfer and dividend disbursing agent fees	150,429
Legal and accounting services	14,028
Printing and postage	60,920
Registration fees	39,453
Miscellaneous	6,929
Total expenses	$883,119
Deduct —
Allocation of expenses to affiliate	$73,433
Total expense reductions	$73,433

Net expenses	$809,686

Net investment income	$10,557,674

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $16,132 and including a loss of $1,373,982 from precious metals)	$(33,276,698)
Written options	154
Securities sold short	(1,079,851)
Futures contracts	(374,187)
Swap contracts	(856,727)
Foreign currency and forward foreign currency exchange contract transactions	(308,319)
Net realized loss	$(35,895,628)
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $287,025 and including net increase of $1,360,996 from precious metals)	$14,225,149
Written options	372,194
Securities sold short	1,099,927
Futures contracts	439,868
Swap contracts	1,759,974
Foreign currency and forward foreign currency exchange contracts	(1,373,100)
Net change in unrealized appreciation (depreciation)	$16,524,012

Net realized and unrealized loss	$(19,371,616)

Net decrease in net assets from operations	$(8,813,942)

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$10,557,674	$29,616,510
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(35,895,628)	(27,327,411)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	16,524,012	(28,056,941)
Net decrease in net assets from operations	$(8,813,942)	$(25,767,842)
Distributions to shareholders —
From net investment income
Class A	$(6,164,121)	$(2,856,939)
Class C	(2,558,459)	(1,003,205)
Class I	(7,688,007)	(2,769,354)
Tax return of capital
Class A	—	(14,974,219)
Class C	—	(5,527,258)
Class I	—	(16,176,182)
Total distributions to shareholders	$(16,410,587)	$(43,307,157)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$24,223,874	$86,211,829
Class C	7,085,596	31,708,435
Class I	47,524,199	165,653,211
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,891,720	16,415,025
Class C	2,167,350	5,379,680
Class I	5,757,895	12,765,660
Cost of shares redeemed
Class A	(79,044,468)	(136,316,539)
Class C	(27,116,813)	(38,954,247)
Class I	(119,205,444)	(161,023,442)
Net decrease in net assets from Fund share transactions	$(132,716,091)	$(18,160,388)

Net decrease in net assets	$(157,940,620)	$(87,235,387)

Net Assets
At beginning of period	$519,439,405	$606,674,792
At end of period	$361,498,785	$519,439,405

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(7,168,926)	$(1,316,013)

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010	2009
Net asset value — Beginning of period	$8.950		$9.970		$10.020		$10.830		$9.850	$8.280

Income (Loss) From Operations
Net investment income(1)	$0.214		$0.469		$0.504		$0.470		$0.450	$0.487
Net realized and unrealized gain (loss)	(0.272)		(0.799)		0.190		(0.498)		1.312	1.864

Total income (loss) from operations	$(0.058)		$(0.330)		$0.694		$(0.028)		$1.762	$2.351

Less Distributions
From net investment income	$(0.342)		$(0.109)		$(0.410)		$(0.527)		$(0.658)	$(0.781)
From net realized gain	—		—		(0.050)		—		(0.026)	—
Tax return of capital	—		(0.581)		(0.284)		(0.255)		(0.098)	—

Total distributions	$(0.342)		$(0.690)		$(0.744)		$(0.782)		$(0.782)	$(0.781)

Net asset value — End of period	$8.550		$8.950		$9.970		$10.020		$10.830	$9.850

Total Return(2)	(0.51	)%(3)	(3.51)%		7.31%		(0.33)%		18.65%	30.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142,099		$200,340		$261,862		$307,098		$175,501	$5,291
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.32	%(7)(8)	1.39	%(8)	1.40	%(8)	1.33	%(8)	1.25%	1.25%
Net investment income	5.09	%(7)	4.84%		5.13%		4.48%		4.28%	5.37%
Portfolio Turnover of the Portfolio	55	%(3)	27%		24%		16%		17%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The administrator subsidized certain operating expenses (equal to 0.04%, 0.02%, 0.01%, 0.07%, 0.36% and 4.25% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively).

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.07%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 3014 and the years ended October 31, 2013, 2012 and 2011, respectively.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$8.960		$9.980		$10.030		$10.840		$10.430

Income (Loss) From Operations
Net investment income(2)	$0.185		$0.400		$0.435		$0.395		$0.073
Net realized and unrealized gain (loss)	(0.278)		(0.799)		0.191		(0.497)		0.510

Total income (loss) from operations	$(0.093)		$(0.399)		$0.626		$(0.102)		$0.583

Less Distributions
From net investment income	$(0.307)		$(0.099)		$(0.370)		$(0.477)		$(0.128)
From net realized gain	—		—		(0.050)		—		(0.026)
Tax return of capital	—		(0.522)		(0.256)		(0.231)		(0.019)

Total distributions	$(0.307)		$(0.621)		$(0.676)		$(0.708)		$(0.173)

Net asset value — End of period	$8.560		$8.960		$9.980		$10.030		$10.840

Total Return(3)	(0.92	)%(4)	(4.20)%		6.57%		(1.02)%		5.63	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,716		$87,604		$101,085		$99,260		$34,064
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.02	%(8)(9)	2.09	%(8)	2.10	%(8)	2.03	%(8)	1.95	%(9)
Net investment income	4.39	%(9)	4.13%		4.43%		3.77%		2.74	%(9)
Portfolio Turnover of the Portfolio	55	%(4)	27%		24%		16%		17	%(10)

(1)	For the period from commencement of operations on August 3, 2010 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The administrator subsidized certain operating expenses (equal to 0.04%, 0.02%, 0.01%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2014, the years ended October 31, 2013, 2012 and 2011 and for the period from commencement of operations on August 3, 2010 to October 31, 2010, respectively).

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.07%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2010.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$8.990		$10.010		$10.060		$10.870		$10.060

Income (Loss) From Operations
Net investment income(2)	$0.227		$0.497		$0.535		$0.507		$0.438
Net realized and unrealized gain (loss)	(0.278)		(0.795)		0.191		(0.505)		1.115

Total income (loss) from operations	$(0.051)		$(0.298)		$0.726		$0.002		$1.553

Less Distributions
From net investment income	$(0.359)		$(0.114)		$(0.429)		$(0.547)		$(0.624)
From net realized gain	—		—		(0.050)		—		(0.026)
Tax return of capital	—		(0.608)		(0.297)		(0.265)		(0.093)

Total distributions	$(0.359)		$(0.722)		$(0.776)		$(0.812)		$(0.743)

Net asset value — End of period	$8.580		$8.990		$10.010		$10.060		$10.870

Total Return(3)	(0.43	)%(4)	(3.17)%		7.64%		(0.03)%		16.13	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$153,684		$231,496		$243,728		$217,232		$46,791
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.02	%(8)(9)	1.09	%(8)	1.10	%(8)	1.04	%(8)	0.95	%(9)
Net investment income	5.38	%(9)	5.13%		5.43%		4.81%		4.51	%(9)
Portfolio Turnover of the Portfolio	55	%(4)	27%		24%		16%		17	%(10)

(1)	For the period from commencement of operations on November 30, 2009 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	The administrator subsidized certain operating expenses (equal to 0.04%, 0.02%, 0.01%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2014, the years ended October 31, 2013, 2012 and 2011 and for the period from commencement of operations on November 30, 2009 to October 31, 2010, respectively).

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.07%, 0.14%, 0.15% and 0.09% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2010.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.0% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM was allocated $73,433 of the Fund’s operating expenses for the six months ended April 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $1,832 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,624 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $234,721 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $269,394 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $89,798 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $35,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $11,686,361 and $165,408,062, respectively.

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	2,860,865	8,772,339
Issued to shareholders electing to receive payments of distributions in Fund shares	700,862	1,718,695
Redemptions	(9,317,147)	(14,376,133)

Net decrease	(5,755,420)	(3,885,099)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	835,363	3,213,734
Issued to shareholders electing to receive payments of distributions in Fund shares	257,439	563,516
Redemptions	(3,193,336)	(4,131,901)

Net decrease	(2,100,534)	(354,651)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	5,540,946	17,004,763
Issued to shareholders electing to receive payments of distributions in Fund shares	682,436	1,337,696
Redemptions	(14,067,359)	(16,933,203)

Net increase (decrease)	(7,843,977)	1,409,256

13

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 80.1%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,201,307

Total Albania			$2,201,307

Argentina — 2.0%
Republic of Argentina, 7.00%, 10/3/15(2)	USD	8,133	$7,873,662

Total Argentina			$7,873,662

Bangladesh — 1.2%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,027,173
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,703,391
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,920,064

Total Bangladesh			$4,650,628

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	1,988	$1,597,855

Total Barbados			$1,597,855

Bosnia and Herzegovina — 0.9%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,712
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	60,857
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	53,966
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	85,155
Republic of Srpska, 1.50%, 6/30/23	BAM	325	167,956
Republic of Srpska, 1.50%, 10/30/23	BAM	315	155,316
Republic of Srpska, 1.50%, 12/15/23	BAM	48	23,560
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,446,133
Republic of Srpska, 1.50%, 6/9/25	BAM	534	232,322
Republic of Srpska, 1.50%, 12/24/25	BAM	581	244,161
Republic of Srpska, 1.50%, 9/25/26	BAM	361	152,911

Total Bosnia and Herzegovina			$3,634,049

Brazil — 3.2%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$5,334,263
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	6,488,390
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	1,000	382,693

Total Brazil			$12,205,346

Security		Principal Amount (000’s omitted)	Value

Colombia — 7.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,690,652
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	392,561
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	21,845,500	14,257,289
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	11,071,326

Total Colombia			$29,411,828

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	60,293	$93,449
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,774	12,166

Total Costa Rica			$105,615

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	2,829	$3,891,450

Total Cyprus			$3,891,450

Dominican Republic — 0.7%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(5)	DOP	15,020	$326,105
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,100	624,747
Dominican Republic International Bond, 14.50%, 2/10/23(5)	DOP	2,300	55,055
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,300	1,459,709
Dominican Republic International Bond, 18.50%, 2/4/28(5)	DOP	1,000	27,910

Total Dominican Republic			$2,493,526

Fiji — 0.5%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,842,906

Total Fiji			$1,842,906

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,082,581

Total Finland			$1,082,581

Hungary — 3.1%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$5,178,878
Hungary Government Bond, 6.50%, 6/24/19(2)	HUF	274,340	1,357,877
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,580,833

Total Hungary			$12,117,588

14	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

India — 1.8%
India Government Bond, 8.12%, 12/10/20	INR	443,180	$7,101,064

Total India			$7,101,064

Indonesia — 7.9%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,429,187
Indonesia Government Bond, 7.875%, 4/15/19	IDR	40,416,000	3,539,437
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	416,706
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,560,880
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,224,686
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,317,886
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	6,017,132
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	532,644
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,152,827
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	836,733
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,209,662
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,105,415
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,465,886
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,536,565

Total Indonesia			$30,345,646

Ivory Coast — 0.2%
Ivory Coast, 5.75%, 12/31/32(5)	USD	822,000	$779,009

Total Ivory Coast			$779,009

Jordan — 1.5%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,145,061
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	4,500	4,522,500

Total Jordan			$5,667,561

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,055,568

Total Kenya			$2,055,568

Lebanon — 1.4%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$403,990
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,380,037
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	218,998
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	398,595

Total Lebanon			$5,401,620

Malaysia — 1.6%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,154,823
Malaysia Government Bond, 4.16%, 7/15/21	MYR	8,297	2,575,386

Security		Principal Amount (000’s omitted)	Value

Malaysia (continued)
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	$1,253,607
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,075,143

Total Malaysia			$6,058,959

Mexico — 3.2%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,708,966
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	1,817,619
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,467,632
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,158,917
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,203,255

Total Mexico			$12,356,389

Netherlands — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	793	$768,417

Total Netherlands			$768,417

Pakistan — 0.5%
Islamic Republic of Pakistan, 7.25%, 4/15/19(5)	USD	1,075	$1,083,062
Islamic Republic of Pakistan, 8.25%, 4/15/24(5)	USD	995	992,513

Total Pakistan			$2,075,575

Peru — 1.5%
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	$966,400
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	1,692,990
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	709,963
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,383,682

Total Peru			$5,753,035

Philippines — 2.5%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,104,152
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,600,666
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	758,763

Total Philippines			$9,463,581

Romania — 1.7%
Romania Government Bond, 5.75%, 1/27/16	RON	7,820	$2,546,472
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	797,282
Romania Government Bond, 5.90%, 7/26/17(2)	RON	4,970	1,645,136
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	487,275
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	983,796
Romania Government Bond, 6.25%, 10/25/14	RON	560	178,232

Total Romania			$6,638,193

15	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Russia — 8.9%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	4,900	$4,978,400
Russia Foreign Bond, 7.85%, 3/10/18(5)	RUB	430,000	11,627,200
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	6,760,000
Russia Government Bond, 7.00%, 8/16/23(2)	RUB	126,860	3,074,730
Russia Government Bond, 7.35%, 1/20/16	RUB	45,685	1,261,227
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	2,809,122
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	3,885,117

Total Russia			$34,395,796

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(5)	USD	1,174	$1,185,740

Total Rwanda			$1,185,740

Serbia — 2.8%
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	110,700	$1,319,898
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	569,861
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,336,846
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	5,497,837
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	908,386
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,156,599

Total Serbia			$10,789,427

Slovenia — 2.1%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	826	$1,239,437
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,123	1,702,513
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	640	965,773
Republic of Slovenia, 5.85%, 5/10/23(5)	USD	3,739	4,084,857

Total Slovenia			$7,992,580

South Africa — 3.1%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,504,115
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	4,037,565
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	2,004,635
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,450,456

Total South Africa			$11,996,771

Sri Lanka — 1.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,200	$1,209,000
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	950	996,312
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	390	409,013
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	517,500
Republic of Sri Lanka, 7.40%, 1/22/15(5)	USD	100	103,875

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	101,810	$742,433
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	155,110	1,206,404
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,789,561
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	29,410	223,303
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	8,180	59,913

Total Sri Lanka			$7,257,314

Tanzania — 1.0%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	3,783	$3,981,607

Total Tanzania			$3,981,607

Thailand — 2.5%
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	$4,264,625
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	1,961,516
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,413,991

Total Thailand			$9,640,132

Turkey — 3.7%
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	$2,421,326
Turkey Government Bond, 9.00%, 3/8/17	TRY	4,455	2,114,888
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,858	1,377,138
Turkey Government Bond, 10.50%, 1/15/20	TRY	16,902	8,496,731

Total Turkey			$14,410,083

Uganda — 0.6%
Uganda Government Bond, 14.125%, 12/1/16	UGX	3,099,700	$1,252,431
Uganda Government Bond, 14.625%, 11/1/18	UGX	2,818,800	1,162,116

Total Uganda			$2,414,547

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	6,755	$278,623
Monetary Regulation Bill, 0.00%, 3/26/15(4)	UYU	39,414	1,623,302
Monetary Regulation Bill, 0.00%, 7/2/15(4)	UYU	21,373	866,854
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	4,080	146,735
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	334,242

Total Uruguay			$3,249,756

Venezuela — 3.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	8,034	$7,310,940
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	2,073	1,404,119
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	3,535	2,898,700
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	1,751	1,746,622

Total Venezuela			$13,360,381

16	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Vietnam — 2.1%
Republic of Vietnam, 7.00%, 7/15/16	VND	92,157,600	$4,491,926
Republic of Vietnam, 7.20%, 10/31/15	VND	50,000,000	2,439,469
Republic of Vietnam, 12.15%, 1/16/17	VND	20,000,000	1,092,626

Total Vietnam			$8,024,021

Zambia — 0.7%
Republic of Zambia, 8.50%, 4/14/24(5)	USD	2,630	$2,748,921

Total Zambia			$2,748,921

Total Foreign Government Bonds (identified cost $333,337,750)			$309,020,034

Foreign Corporate Bonds — 1.6%

Security		Principal Amount (000’s omitted)	Value

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$311,353

Total South Korea			$311,353

Sri Lanka — 0.2%
National Savings Bank, 8.875%, 9/18/18(5)	USD	900	$1,004,625

Total Sri Lanka			$1,004,625

Supranational — 0.2%
Asian Development Bank, 6.64%, 6/18/15	TRY	440	$201,161
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	297,188
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	327,069

Total Supranational			$825,418

Sweden — 0.4%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$1,098,642
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	310,472

Total Sweden			$1,409,114

Venezuela — 0.7%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	2,705	$2,627,793

Total Venezuela			$2,627,793

Total Foreign Corporate Bonds (identified cost $6,057,551)			$6,178,303

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Russian Ruble	Credit Suisse International	RUB 632,926	RUB 37.85	10/27/14	$453,610

Total Currency Put Options Purchased (identified cost $602,000)					$453,610

Short-Term Investments — 15.9%

Foreign Government Securities — 11.9%

Security		Principal Amount (000’s omitted)	Value

Georgia — 1.2%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	4,734	$4,768,383

Total Georgia			$4,768,383

Kenya — 2.7%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	$2,393,948
Kenya Treasury Bill, 0.00%, 6/16/14	KES	177,000	2,014,393
Kenya Treasury Bill, 0.00%, 8/18/14	KES	69,000	772,801
Kenya Treasury Bill, 0.00%, 10/20/14	KES	206,800	2,274,339
Kenya Treasury Bill, 0.00%, 12/15/14	KES	209,800	2,272,839
Kenya Treasury Bill, 0.00%, 4/13/15	KES	55,300	579,967

Total Kenya			$10,308,287

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	212,000	$140,475
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	640,600	423,764
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	9,652,230	6,374,381
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	544,100	358,122
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	260,830	171,532
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	1,144,130	751,791
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	355,260	233,240
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	364,200	236,481
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	521,000	337,917
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	693,800	449,486
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	369,400	233,094
Lebanon Treasury Note, 7.84%, 12/4/14	LBP	8,170,730	5,499,551

Total Lebanon			$15,209,834

17	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Philippines — 0.4%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	64,820	$1,453,704

Total Philippines			$1,453,704

Sri Lanka — 3.1%
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	26,640	$201,985
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	63,570	473,355
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	202,990	1,503,647
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	130,030	953,072
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	128,850	941,971
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	6,040	43,812
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	666,910	4,831,102
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	187,710	1,357,972
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	6,700	48,406
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	162,550	1,171,219
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	55,790	400,936

Total Sri Lanka			$11,927,477

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,207,800	$450,049
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	336,000	123,978
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	336,000	122,829

Total Uganda			$696,856

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 5/16/14(4)	UYU	12,479	$540,580
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	4,400	178,926
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	3,100	120,991
Monetary Regulation Bill, 0.00%, 2/20/15(4)	UYU	5,101	212,076

Total Uruguay			$1,052,573

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	290	$44,194
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,800	423,430

Total Zambia			$467,624

Total Foreign Government Securities (identified cost $46,227,419)			$45,884,738

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 7/10/14(7)		$1,600	$1,599,946

Total U.S. Treasury Obligations (identified cost $1,599,835)			$1,599,946

Repurchase Agreements — 2.1%

Description		Principal Amount (000’s omitted)	Value
JPMorgan Chase Bank:
Dated 4/23/2014 with an interest rate of 2.70%, collateralized by RON 5,105,000 Romanian Government Bond 4.75%, due 6/24/19 and a market value, including accrued interest, of $1,744,550.(8)	RON	5,360	$1,676,917
Dated 4/24/2014 with a maturity date of 5/16/14, an interest rate of 2.60%, and repurchase proceeds of HUF 307,596,987, collateralized by HUF 302,360,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $1,453,459.	HUF	307,198	1,389,374
Dated 4/29/2014 with an interest rate of 8.50%, collateralized by RUB 108,760,000 Russia Government Bond 7.35%, due 1/20/16 and a market value, including accrued interest, of $3,125,069.(8)	RUB	109,250	3,066,666
Nomura International PLC:
Dated 4/4/14 with a maturity date of 5/9/14, an interest rate of 0.14% and repurchase proceeds of EUR 1,511,392, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $ $2,098,762.	EUR	1,511	2,096,585

Total Repurchase Agreements (identified cost $8,170,315)			$8,229,542

Other — 1.5%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)		$5,760	$5,759,610

Total Other (identified cost $5,759,610)			$5,759,610

Total Short-Term Investments (identified cost $61,757,179)			$61,473,836

Total Investments — 97.7% (identified cost $401,754,480)			$377,125,783

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Put Options Written — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Deutsche Bank	INR 135,206	INR 67.00	6/16/14	$(1,358)
Indian Rupee	Goldman Sachs International	INR 128,960	INR 65.00	6/9/14	(2,577)
Indian Rupee	Goldman Sachs International	INR 222,192	INR 72.00	7/1/14	(1,395)
Indian Rupee	JPMorgan Chase Bank	INR 131,235	INR 65.00	6/9/14	(2,623)
Indian Rupee	JPMorgan Chase Bank	INR 114,168	INR 67.00	6/16/14	(1,147)
Indian Rupee	JPMorgan Chase Bank	INR 254,882	INR 70.00	6/19/14	(1,529)
Indian Rupee	JPMorgan Chase Bank	INR 211,608	INR 72.00	7/1/14	(1,328)

Total Currency Put Options Written (premiums received $324,746)					$(11,957)

Other Assets, Less Liabilities — 2.3%					$8,766,150

Net Assets — 100.0%					$385,879,976

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	–	Bosnia – Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $55,230,476 or 14.3% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $25,015,184 or 6.5% of the Portfolio’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,098,078)

Total Germany			$(2,098,078)

Total Foreign Government Bonds (proceeds $1,831,188)			$(2,098,078)

Total Securities Sold Short (proceeds $1,831,188)			$(2,098,078)

EUR	–	Euro

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $395,994,870)	$371,366,173
Affiliated investment, at value (identified cost, $5,759,610)	5,759,610
Cash	260,583
Restricted cash*	3,770,923
Foreign currency, at value (identified cost, $1,172,506)	1,177,147
Interest receivable	6,788,217
Interest receivable from affiliated investment	598
Receivable for investments sold	10,338,867
Receivable for open forward foreign currency exchange contracts	6,751,979
Receivable for open swap contracts	9,285,415
Premium paid on open swap contracts	1,579,273
Tax reclaims receivable	5,186
Total assets	$417,083,971

Liabilities
Cash collateral due to brokers	$1,810,000
Payable for reverse repurchase agreements, including accrued interest of $851	10,582,077
Written options outstanding, at value (premiums received, $324,746)	11,957
Payable for investments purchased	5,666,082
Payable for securities sold short, at value (proceeds, $1,831,188)	2,098,078
Payable for variation margin on open futures contracts	70,280
Payable for variation margin on open centrally cleared swap contracts	17,816
Payable for open forward foreign currency exchange contracts	7,428,787
Payable for open swap contracts	2,116,995
Premium received on open swap contracts	772,320
Payable to affiliates:
Investment adviser fee	209,032
Trustees’ fees	1,763
Interest payable on securities sold short	682
Accrued foreign capital gains taxes	233,035
Accrued expenses	185,091
Total liabilities	$31,203,995
Net Assets applicable to investors’ interest in Portfolio	$385,879,976

Sources of Net Assets
Investors’ capital	$404,467,221
Net unrealized depreciation	(18,587,245)
Total	$385,879,976

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $524,091)	$14,218,336
Interest allocated from affiliated investment	10,839
Expenses allocated from affiliated investment	(1,193)
Total investment income	$14,227,982

Expenses
Investment adviser fee	$1,455,721
Trustees’ fees and expenses	9,805
Custodian fee	338,198
Legal and accounting services	65,585
Interest expense and fees	21,933
Interest expense on securities sold short	114,221
Miscellaneous	17,586
Total expenses	$2,023,049
Deduct —
Reduction of custodian fee	$699
Total expense reductions	$699

Net expenses	$2,022,350

Net investment income	$12,205,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $17,355 and including a loss of $1,473,934 from precious metals)	$(33,883,384)
Investment transactions allocated from affiliated investment	94
Written options	165
Securities sold short	(1,160,235)
Futures contracts	(400,812)
Swap contracts	(814,248)
Foreign currency and forward foreign currency exchange contract transactions	(344,318)
Net realized loss	$(36,602,738)
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $309,354 and including net increase of $1,459,832 from precious metals)	$13,297,723
Written options	398,145
Securities sold short	1,196,248
Futures contracts	471,403
Swap contracts	1,763,556
Foreign currency and forward foreign currency exchange contracts	(1,471,609)
Net change in unrealized appreciation (depreciation)	$15,655,466

Net realized and unrealized loss	$(20,947,272)

Net decrease in net assets from operations	$(8,741,640)

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$12,205,632	$38,528,412
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(36,602,738)	(29,669,115)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	15,655,466	(34,497,133)
Net decrease in net assets from operations	$(8,741,640)	$(25,637,836)
Capital transactions —
Contributions	$12,807,089	$116,668,048
Withdrawals	(183,048,696)	(301,259,865)
Net decrease in net assets from capital transactions	$(170,241,607)	$(184,591,817)

Net decrease in net assets	$(178,983,247)	$(210,229,653)

Net Assets
At beginning of period	$564,863,223	$775,092,876
At end of period	$385,879,976	$564,863,223

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013		2012		2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.91	%(2)(3)	0.97	%(2)	0.97	%(2)	0.92	%(2)	0.93%	0.91%
Net investment income	5.47	%(3)	5.25%		5.53%		4.90%		5.30%	5.70%
Portfolio Turnover	55	%(4)	27%		24%		16%		17%	26%

Total Return	(0.31	)%(4)	(3.10)%		7.78%		0.13%		19.03%	30.48%

Net assets, end of period (000’s omitted)	$385,880		$564,863		$775,093		$803,386		$400,648	$116,040

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.07%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not Annualized.

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.0%, 4.3%, 1.6%, and 1.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $7,397,141 or 1.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any

24

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

25

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.

26

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such

27

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Notes to Consolidated Financial Statements (Unaudited) — continued

borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $1,455,721 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, aggregated $194,531,391 and $325,021,870, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$406,196,757

Gross unrealized appreciation	$5,342,762
Gross unrealized depreciation	(34,413,736)

Net unrealized depreciation	$(29,070,974)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2014 is included in the Portfolio of investments.

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Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 3,415,000	United States Dollar 1,369,726	Bank of America	$—	$(161,836)	$(161,836)
5/5/14	Brazilian Real 31,115,135	United States Dollar 13,952,975	BNP Paribas	—	(1,564)	(1,564)
5/5/14	Brazilian Real 28,948,380	United States Dollar 12,972,610	Citibank NA	—	(10,181)	(10,181)
5/5/14	Brazilian Real 3,315,000	United States Dollar 1,328,604	Citibank NA	—	(158,110)	(158,110)
5/5/14	Brazilian Real 28,856,515	United States Dollar 12,905,418	Standard Chartered Bank	—	(36,174)	(36,174)
5/5/14	Brazilian Real 40,759,000	United States Dollar 18,228,533	Standard Chartered Bank	—	(51,095)	(51,095)
5/5/14	Brazilian Real 2,822,000	United States Dollar 1,185,117	Standard Chartered Bank	—	(80,496)	(80,496)
5/5/14	Euro 3,638,279	Romanian Leu 16,264,928	Standard Chartered Bank	40,473	—	40,473
5/5/14	Romanian Leu 16,264,928	Euro 3,656,272	Bank of America	—	(15,510)	(15,510)
5/5/14	United States Dollar 1,527,281	Brazilian Real 3,415,000	Bank of America	4,281	—	4,281
5/5/14	United States Dollar 13,915,534	Brazilian Real 31,115,135	BNP Paribas	39,005	—	39,005
5/5/14	United States Dollar 12,946,503	Brazilian Real 28,948,380	Citibank NA	36,289	—	36,289
5/5/14	United States Dollar 1,482,558	Brazilian Real 3,315,000	Citibank NA	4,156	—	4,156
5/5/14	United States Dollar 17,021,925	Brazilian Real 40,759,000	Standard Chartered Bank	1,257,703	—	1,257,703
5/5/14	United States Dollar 12,118,476	Brazilian Real 28,856,515	Standard Chartered Bank	823,116	—	823,116
5/5/14	United States Dollar 1,262,075	Brazilian Real 2,822,000	Standard Chartered Bank	3,538	—	3,538
5/6/14	New Turkish Lira 558,155	United States Dollar 248,003	Bank of America	—	(16,053)	(16,053)
5/6/14	Thai Baht 22,510,000	United States Dollar 677,094	Goldman Sachs International	—	(18,518)	(18,518)
5/6/14	United States Dollar 696,688	Thai Baht 22,510,000	Goldman Sachs International	—	(1,076)	(1,076)
5/7/14	Euro 2,844,000	United States Dollar 3,884,620	Goldman Sachs International	—	(60,984)	(60,984)
5/7/14	Philippine Peso 55,922,000	United States Dollar 1,247,618	BNP Paribas	—	(7,209)	(7,209)
5/7/14	United States Dollar 3,863,233	Euro 2,844,000	Goldman Sachs International	82,370	—	82,370
5/8/14	Thai Baht 24,290,000	United States Dollar 729,649	Deutsche Bank	—	(20,904)	(20,904)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/9/14	United States Dollar 7,643,551	New Turkish Lira 16,166,875	Deutsche Bank	$—	$(1,239)	$(1,239)
5/9/14	United States Dollar 7,681,281	New Turkish Lira 16,259,736	Standard Chartered Bank	4,928	—	4,928
5/12/14	Mexican Peso 18,864,000	United States Dollar 1,420,471	Citibank NA	—	(20,609)	(20,609)
5/12/14	Mexican Peso 112,405,000	United States Dollar 8,416,272	Deutsche Bank	—	(170,700)	(170,700)
5/12/14	United States Dollar 172,857	Indian Rupee 10,442,000	Bank of America	112	—	112
5/12/14	United States Dollar 158,270	Indian Rupee 9,560,000	Citibank NA	89	—	89
5/12/14	United States Dollar 29,126,632	Mexican Peso 384,937,562	Citibank NA	279,961	—	279,961
5/12/14	United States Dollar 10,075,515	Mexican Peso 133,158,000	Citibank NA	96,844	—	96,844
5/14/14	Euro 10,375,000	United States Dollar 14,106,006	Standard Chartered Bank	—	(287,442)	(287,442)
5/14/14	United States Dollar 1,531,706	Euro 1,114,453	Standard Chartered Bank	14,397	—	14,397
5/14/14	United States Dollar 865,447	Euro 628,000	Standard Chartered Bank	5,790	—	5,790
5/14/14	United States Dollar 285,419	Euro 206,000	Standard Chartered Bank	369	—	369
5/16/14	Russian Ruble 93,065,293	United States Dollar 2,751,539	Bank of America	148,772	—	148,772
5/16/14	Russian Ruble 92,062,596	United States Dollar 2,719,963	BNP Paribas	145,239	—	145,239
5/16/14	Russian Ruble 160,245,111	United States Dollar 4,733,697	HSBC Bank USA	252,105	—	252,105
5/16/14	Russian Ruble 18,049,893	United States Dollar 535,764	Standard Chartered Bank	30,961	—	30,961
5/16/14	Thai Baht 339,621,129	United States Dollar 10,535,788	Goldman Sachs International	45,273	—	45,273
5/16/14	United States Dollar 1,732,717	Russian Ruble 57,569,519	Bank of America	—	(122,664)	(122,664)
5/16/14	United States Dollar 4,926,788	Russian Ruble 164,209,853	Bank of America	—	(334,314)	(334,314)
5/16/14	United States Dollar 1,952,013	Russian Ruble 65,128,925	Citibank NA	—	(130,546)	(130,546)
5/16/14	United States Dollar 2,292,744	Russian Ruble 76,514,595	Standard Chartered Bank	—	(152,852)	(152,852)
5/16/14	United States Dollar 13,965,007	Thai Baht 450,162,000	Goldman Sachs International	—	(60,008)	(60,008)
5/19/14	United States Dollar 7,458,768	Hungarian Forint 1,671,894,033	Goldman Sachs International	97,468	—	97,468
5/19/14	United States Dollar 2,750,606	Hungarian Forint 617,798,021	Goldman Sachs International	41,573	—	41,573

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/20/14	Euro 2,722,791	United States Dollar 3,750,890	Goldman Sachs International	$—	$(26,441)	$(26,441)
5/20/14	United States Dollar 10,781,476	Euro 7,854,863	Goldman Sachs International	115,584	—	115,584
5/21/14	Euro 3,172,544	United States Dollar 4,281,887	Goldman Sachs International	—	(119,376)	(119,376)
5/21/14	United States Dollar 461,732	Euro 334,000	Goldman Sachs International	1,626	—	1,626
5/22/14	Thai Baht 40,305,000	United States Dollar 1,250,543	Standard Chartered Bank	5,892	—	5,892
5/22/14	United States Dollar 3,815,649	Thai Baht 122,978,358	Standard Chartered Bank	—	(17,979)	(17,979)
5/27/14	Russian Ruble 70,765,696	United States Dollar 2,099,935	Bank of America	128,063	—	128,063
5/27/14	Russian Ruble 45,034,355	United States Dollar 1,326,491	Bank of America	71,618	—	71,618
5/27/14	Russian Ruble 63,684,000	United States Dollar 1,838,984	Bank of America	64,442	—	64,442
5/27/14	Russian Ruble 94,164,000	United States Dollar 2,804,169	BNP Paribas	180,309	—	180,309
5/27/14	Russian Ruble 117,024,486	United States Dollar 3,273,321	Deutsche Bank	12,458	—	12,458
5/27/14	Russian Ruble 139,193,607	United States Dollar 3,866,489	Deutsche Bank	—	(12,112)	(12,112)
5/27/14	Russian Ruble 310,362,000	United States Dollar 8,559,349	Deutsche Bank	—	(88,824)	(88,824)
5/27/14	Russian Ruble 213,377,348	United States Dollar 6,303,149	JPMorgan Chase Bank	357,433	—	357,433
5/27/14	Russian Ruble 34,439,557	United States Dollar 1,020,129	JPMorgan Chase Bank	60,478	—	60,478
5/27/14	Russian Ruble 447,178,652	United States Dollar 13,208,644	Morgan Stanley & Co. International PLC	748,104	—	748,104
5/27/14	United States Dollar 2,041,042	Euro 1,485,025	Goldman Sachs International	19,101	—	19,101
5/27/14	United States Dollar 4,908,610	Malaysian Ringgit 16,236,700	Bank of America	61,424	—	61,424
5/27/14	United States Dollar 3,183,951	Russian Ruble 114,892,861	Bank of America	17,515	—	17,515
5/27/14	United States Dollar 741,831	Russian Ruble 24,695,562	Bank of America	—	(53,695)	(53,695)
5/27/14	United States Dollar 4,080,384	Russian Ruble 137,835,370	Bank of America	—	(239,630)	(239,630)
5/27/14	United States Dollar 4,345,774	Russian Ruble 144,021,666	Bank of America	—	(332,640)	(332,640)
5/27/14	United States Dollar 2,475,310	Russian Ruble 82,415,442	BNP Paribas	—	(178,821)	(178,821)
5/27/14	United States Dollar 6,145,310	Russian Ruble 212,812,100	Credit Suisse International	—	(215,345)	(215,345)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/27/14	United States Dollar 6,520,676	Russian Ruble 235,494,206	Deutsche Bank	$41,321	$—	$41,321
5/27/14	United States Dollar 13,395,590	Russian Ruble 443,862,887	Standard Chartered Bank	—	(1,027,443)	(1,027,443)
5/30/14	United States Dollar 1,194,035	Indian Rupee 75,220,000	Goldman Sachs International	49,096	—	49,096
5/30/14	United States Dollar 1,226,124	Indian Rupee 77,217,000	Standard Chartered Bank	50,010	—	50,010
6/3/14	Indonesian Rupiah 15,846,291,000	United States Dollar 1,356,935	BNP Paribas	—	(11,625)	(11,625)
6/3/14	Indonesian Rupiah 14,627,347,000	United States Dollar 1,253,952	Goldman Sachs International	—	(9,335)	(9,335)
6/3/14	Indonesian Rupiah 14,558,840,000	United States Dollar 1,247,224	Standard Chartered Bank	—	(10,146)	(10,146)
6/4/14	Euro 2,867,912	United States Dollar 3,943,938	Deutsche Bank	—	(34,580)	(34,580)
6/17/14	Indonesian Rupiah 1,791,351,000	United States Dollar 147,073	Standard Chartered Bank	—	(7,320)	(7,320)
6/18/14	Euro 5,753,067	Polish Zloty 24,520,433	BNP Paribas	95,561	—	95,561
6/18/14	Euro 4,871,531	Polish Zloty 20,768,799	Standard Chartered Bank	82,763	—	82,763
6/18/14	Polish Zloty 18,201,355	Euro 4,270,463	BNP Paribas	—	(70,934)	(70,934)
6/25/14	Euro 2,398,178	United States Dollar 3,329,822	Bank of America	3,131	—	3,131
6/27/14	Sri Lankan Rupee 210,148,235	United States Dollar 1,592,756	Standard Chartered Bank	—	(4,293)	(4,293)
6/30/14	Peruvian New Sol 19,167,000	United States Dollar 6,782,378	Standard Chartered Bank	5,751	—	5,751
6/30/14	United States Dollar 27,635,067	Malaysian Ringgit 90,690,000	Nomura International PLC	79,676	—	79,676
6/30/14	United States Dollar 1,170,824	New Turkish Lira 2,644,306	Standard Chartered Bank	62,504	—	62,504
6/30/14	United States Dollar 7,957,537	Peruvian New Sol 22,488,000	Standard Chartered Bank	—	(6,748)	(6,748)
7/2/14	Euro 8,429,378	United States Dollar 11,620,066	State Street Bank and Trust Co.	—	(72,729)	(72,729)
7/2/14	New Turkish Lira 21,450,000	United States Dollar 9,732,305	Bank of America	—	(267,089)	(267,089)
7/2/14	United States Dollar 13,725,852	Brazilian Real 31,115,135	BNP Paribas	—	(4,937)	(4,937)
7/2/14	United States Dollar 12,761,585	Brazilian Real 28,948,380	Citibank NA	3,851	—	3,851
7/7/14	Thai Baht 22,510,000	United States Dollar 694,539	Goldman Sachs International	803	—	803
7/8/14	United States Dollar 742,316	South African Rand 7,985,938	Deutsche Bank	9,004	—	9,004

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/8/14	United States Dollar 19,839,055	South African Rand 213,970,157	Standard Chartered Bank	$291,333	$—	$291,333
7/9/14	Euro 2,498,000	United States Dollar 3,422,460	JPMorgan Chase Bank	—	(42,582)	(42,582)
7/9/14	United States Dollar 3,446,341	Euro 2,498,000	JPMorgan Chase Bank	18,701	—	18,701
7/15/14	Hungarian Forint 359,119,234	Euro 1,167,146	BNP Paribas	739	—	739
7/15/14	Hungarian Forint 976,780,147	Euro 3,174,766	HSBC Bank USA	2,296	—	2,296
7/16/14	Colombian Peso 16,603,908,000	United States Dollar 8,552,103	Nomura International PLC	37,004	—	37,004
7/16/14	Euro 1,644,000	United States Dollar 2,272,666	Australia and New Zealand Banking Group Limited	—	(7,755)	(7,755)
7/16/14	United States Dollar 794,289	Colombian Peso 1,543,700,000	Bank of America	—	(2,622)	(2,622)
7/17/14	Euro 3,189,075	Polish Zloty 13,419,627	BNP Paribas	—	(11,734)	(11,734)
7/17/14	Euro 3,039,062	Polish Zloty 12,794,373	Citibank NA	—	(9,209)	(9,209)
7/18/14	United States Dollar 17,022,779	Polish Zloty 51,842,023	BNP Paribas	19,884	—	19,884
7/21/14	Indonesian Rupiah 28,770,862,000	United States Dollar 2,221,688	Barclays Bank PLC	—	(243,900)	(243,900)
7/21/14	Indonesian Rupiah 6,816,194,000	United States Dollar 565,190	Standard Chartered Bank	—	(18,940)	(18,940)
7/21/14	United States Dollar 1,128,301	Indonesian Rupiah 12,834,424,000	Barclays Bank PLC	—	(28,424)	(28,424)
7/21/14	United States Dollar 2,013,507	Indonesian Rupiah 22,752,632,000	Standard Chartered Bank	—	(63,666)	(63,666)
7/22/14	Indonesian Rupiah 8,628,625,400	United States Dollar 716,069	Goldman Sachs International	—	(23,251)	(23,251)
7/22/14	United States Dollar 755,571	Indonesian Rupiah 8,628,625,400	Goldman Sachs International	—	(16,252)	(16,252)
8/5/14	Euro 3,635,840	Romanian Leu 16,264,928	Bank of America	14,583	—	14,583
8/20/14	Indonesian Rupiah 20,598,080,000	United States Dollar 1,746,340	Standard Chartered Bank	—	(9,409)	(9,409)
8/20/14	United States Dollar 1,769,747	Indonesian Rupiah 20,598,080,000	Standard Chartered Bank	—	(13,998)	(13,998)
8/27/14	United States Dollar 2,026,561	Argentine Peso 19,151,000	Bank of America	173,201	—	173,201
9/8/14	United States Dollar 2,040,295	Argentine Peso 19,342,000	Bank of America	155,726	—	155,726
9/9/14	Zambian Kwacha 283,000	United States Dollar 47,324	Standard Chartered Bank	4,356	—	4,356
9/23/14	Zambian Kwacha 1,455,000	United States Dollar 244,538	Barclays Bank PLC	24,679	—	24,679

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/23/14	Zambian Kwacha 1,278,000	United States Dollar 209,852	Barclays Bank PLC	$16,739	$—	$16,739
9/30/14	United States Dollar 123,171	Azerbaijani Manat 101,000	Standard Bank	3,586	—	3,586
10/9/14	United States Dollar 246,626	Azerbaijani Manat 201,000	VTB Capital PLC	5,065	—	5,065
10/9/14	United States Dollar 245,549	Azerbaijani Manat 200,000	VTB Capital PLC	4,889	—	4,889
10/17/14	United States Dollar 349,519	Khazakhstani Tenge 57,758,000	Citibank NA	—	(42,368)	(42,368)
10/17/14	United States Dollar 394,270	Khazakhstani Tenge 65,094,000	Citibank NA	—	(48,107)	(48,107)
10/20/14	United States Dollar 278,619	Khazakhstani Tenge 46,000,000	Deutsche Bank	—	(34,131)	(34,131)
10/23/14	United States Dollar 182,094	Khazakhstani Tenge 30,000,000	JPMorgan Chase Bank	—	(22,734)	(22,734)
10/27/14	United States Dollar 257,654	Khazakhstani Tenge 42,500,000	HSBC Bank USA	—	(32,060)	(32,060)
10/28/14	Russian Ruble 302,560,000	United States Dollar 8,000,000	Barclays Bank PLC	—	(99,783)	(99,783)
10/28/14	United States Dollar 7,982,692	Russian Ruble 302,560,000	Credit Suisse International	117,091	—	117,091
11/12/14	United States Dollar 265,038	Khazakhstani Tenge 43,400,000	Deutsche Bank	—	(35,508)	(35,508)
11/14/14	United States Dollar 5,000,000	Armenian Dram 2,166,700,000	VTB Capital PLC	34,864	—	34,864
11/14/14	United States Dollar 3,000,000	Armenian Dram 1,300,020,000	VTB Capital PLC	20,919	—	20,919
12/30/14	United States Dollar 1,023,113	Uruguayan Peso 24,125,000	Citibank NA	—	(61,737)	(61,737)
1/8/15	United States Dollar 11,516,194	Khazakhstani Tenge 1,900,172,000	Citibank NA	—	(1,627,112)	(1,627,112)
1/12/15	United States Dollar 307,009	Ugandan Shilling 839,670,000	Citibank NA	6,005	—	6,005
1/12/15	United States Dollar 188,969	Ugandan Shilling 515,885,000	Standard Chartered Bank	3,344	—	3,344
1/16/15	United States Dollar 723,128	Uruguayan Peso 17,290,000	Citibank NA	—	(38,211)	(38,211)
1/20/15	United States Dollar 440,639	Ugandan Shilling 1,200,300,000	Barclays Bank PLC	5,986	—	5,986
1/23/15	United States Dollar 205,697	Ugandan Shilling 556,000,000	Citibank NA	1,044	—	1,044
1/23/15	United States Dollar 723,122	Uruguayan Peso 17,326,000	Citibank NA	—	(38,450)	(38,450)
1/29/15	United States Dollar 365,177	Ugandan Shilling 982,325,000	Barclays Bank PLC	—	(418)	(418)
2/6/15	United States Dollar 403,226	Uruguayan Peso 10,000,000	Citibank NA	—	(9,973)	(9,973)

34

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/13/15	United States Dollar 402,414	Uruguayan Peso 10,000,000	Citibank NA	$—	$(10,126)	$(10,126)
2/27/15	United States Dollar 323,102	Uruguayan Peso 8,000,000	Citibank NA	—	(10,803)	(10,803)
3/13/15	Euro 188,402	Serbian Dinar 23,880,000	Citibank NA	7,615	—	7,615
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank NA	—	(66,452)	(66,452)
3/31/15	United States Dollar 360,288	Uruguayan Peso 9,000,000	Citibank NA	—	(12,830)	(12,830)
4/30/15	United States Dollar 434,439	Uruguayan Peso 11,000,000	Citibank NA	—	(14,116)	(14,116)

				$6,751,979	$(7,428,787)	$(676,808)

Futures Contracts
Expiration Month/	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures

12/14	9 LME Copper	Long	$1,636,875	$1,490,400	$(146,475)
12/14	9 LME Copper	Short	(1,648,207)	(1,490,400)	157,807

Interest Rate Futures

6/14	71 Euro-Bobl	Short	(12,344,246)	(12,388,572)	(44,326)
6/14	15 Euro-Bund	Short	(2,969,311)	(3,007,911)	(38,600)
6/14	25 IMM 5-Year Interest Rate Swap	Long	2,499,940	2,480,850	(19,090)
6/14	44 IMM 10-Year Interest Rate Swap	Long	4,261,595	4,223,582	(38,013)
6/14	75 U.S. 2-Year Deliverable Interest Rate Swap	Short	(7,514,157)	(7,519,921)	(5,764)
6/14	18 U.S. 5-Year Deliverable Interest Rate Swap	Short	(1,809,102)	(1,813,219)	(4,117)
6/14	88 U.S. 10-Year Deliverable Interest Rate Swap	Short	(8,876,473)	(8,955,375)	(78,902)

					$(217,480)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

LME:  London Metal Exchange

35

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57%	11/14/18	$(59,878)
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(65,336)

							$(125,214)

HUF	–	Hungarian Forint

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	BRL	27,769	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$678,952
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	62,044
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	121,112
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	30,459
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(11,420)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	34,844
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	57,661
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	55,294
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	38,400
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(25,034)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(22,254)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	119,324
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	425,761
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	74,808
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	234,490
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	10,530
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	39,540
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(18,199)
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	104,983
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	169,772
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	75,450
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	42,850
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	41,650
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	71,540
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(37,798)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	39,339
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	97,457
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	52,887
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	5,805
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	72,682
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(40,988)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	6,555
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(1,952)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(630,636)

36

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38%	1/4/16	$(207,357)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	58,415
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	46,885
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	33,856
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	26,613
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	13,084
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	10,465
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	30,606
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(19,961)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	30,542
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	93,675
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(137,529)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	33,670
Deutsche Bank	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	39,676
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	279,769
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	31,219
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	56,344
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	34,709
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	106,418
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	54,122
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	39,907
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	29,787
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	7,661
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(5,288)
Goldman Sachs International	BRL	370	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	8,427
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	20,989
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	618,381
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	564,330
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	250,102
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	277,980
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	19,727
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(315,987)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	(5,897)
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	26,178
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	23,253
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	425,413
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	282,876
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	5,050
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	121,961
Morgan Stanley & Co. International PLC	BRL	59,225	Pays	Brazil CETIP Interbank Deposit Rate	11.04	1/2/15	86,908
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	35,392
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	130,412

37

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87%	10/26/16	$706,933
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	64,919
Nomura International PLC	BRL	10,506	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	179,627
Standard Bank	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	104,104
Standard Bank	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	(419)

							$6,293,855

BRL	–	Brazilian Real
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.42%	$(4,701)	$9,133	$4,432
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.42	(5,204)	10,096	4,892
Russia	Deutsche Bank	4,800	1.00	(1)	3/20/19	2.57	(331,374)	274,525	(56,849)
South Africa	Bank of America	775	1.00	(1)	12/20/15	0.83	3,129	2,048	5,177
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.83	2,120	1,454	3,574
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.37	(28,960)	57,795	28,835
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.37	(10,247)	10,664	417
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.37	(7,574)	7,026	(548)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.37	(33,860)	26,530	(7,330)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.83	3,028	2,307	5,335
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.83	2,282	1,752	4,034
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.37	(5,012)	7,759	2,747
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.37	(4,800)	6,930	2,130
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.37	(8,354)	13,402	5,048
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.37	(12,698)	17,235	4,537
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.83	3,391	5,799	9,190
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.83	3,189	2,671	5,860
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.83	3,129	2,407	5,536
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.37	(14,480)	31,310	16,830
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.72	2,519	3,313	5,832
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.83	2,463	1,892	4,355
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.37	(22,277)	44,458	22,181
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.37	(9,022)	19,999	10,977
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.83	3,311	2,772	6,083

38

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$815	1.00	%(1)	12/20/15	0.83%	$3,291	$2,653	$5,944
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.37	(5,681)	11,963	6,282
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.72	7,558	6,053	13,611
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.37	(4,456)	5,297	841
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.37	(55,692)	51,779	(3,913)
Turkey	Bank of America	6,387	1.00	(1)	12/20/17	1.60	(127,768)	110,395	(17,373)

Total		$41,073					$(652,750)	$751,417	$98,667

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Barclays Bank PLC	$200	1.00	%(1)	12/20/14	$284	$(1,966)	$(1,682)
Lebanon	Citibank NA	250	3.30		9/20/14	(2,825)	—	(2,825)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	142	(983)	(841)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	213	(1,445)	(1,232)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	284	(1,995)	(1,711)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	371	(1,257)	(886)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	1,112	(3,748)	(2,636)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	5,786	(9,750)	(3,964)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	13,886	(24,583)	(10,697)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	16,531	(27,920)	(11,389)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	371	(1,160)	(789)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	14,300	(25,182)	(10,882)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	18,845	(33,051)	(14,206)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	219,507	(275,845)	(56,338)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(14,401)	11,262	(3,139)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(13,329)	9,641	(3,688)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	92,102	(129,623)	(37,521)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	48,760	(30,760)	18,000
Russia	Bank of America	2,220	1.00	(1)	9/20/17	89,460	(80,003)	9,457
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	32,238	(30,732)	1,506
Russia	Citibank NA	730	1.00	(1)	9/20/17	29,417	(17,216)	12,201

Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	53,596	(48,325)	5,271
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	106,128	(29,130)	76,998
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	85,461	(23,172)	62,289
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	36,267	(21,232)	15,035
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	16,925	(10,036)	6,889
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	62,908	(16,859)	46,049
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	47,060	(12,946)	34,114

39

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Russia	JPMorgan Chase Bank	$500	1.00	%(1)	6/20/18	$27,045	$(6,713)	$20,332
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	19,342	(11,618)	7,724
South Africa	Bank of America	300	1.00	(1)	12/20/19	14,468	(7,847)	6,621
South Africa	Bank of America	775	1.00	(1)	12/20/20	49,898	(19,824)	30,074
South Africa	Bank of America	525	1.00	(1)	12/20/20	33,802	(14,730)	19,072
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	14,468	(9,071)	5,397
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,237	(2,353)	2,884
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	48,289	(20,259)	28,030
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	36,378	(14,399)	21,979
South Africa	Citibank NA	150	1.00	(1)	12/20/19	7,234	(5,157)	2,077
South Africa	Citibank NA	100	1.00	(1)	3/20/20	5,237	(3,672)	1,565
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,237	(2,580)	2,657
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,237	(3,139)	2,098
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	49,898	(21,077)	28,821
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	50,864	(22,578)	28,286
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	54,084	(29,506)	24,578
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	30,245	(18,170)	12,075
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	39,275	(16,201)	23,074
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	52,474	(22,083)	30,391
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	52,796	(22,579)	30,217
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,823	(3,585)	1,238
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,823	(4,302)	521
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,237	(2,535)	2,702
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,236	(2,625)	2,611
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,237	(3,628)	1,609
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	843	(10,414)	(9,571)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	2,126	(20,351)	(18,225)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	4,962	(47,314)	(42,352)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	4,891	(47,516)	(42,625)
Spain	Citibank NA	300	1.00	(1)	3/20/20	244	(4,842)	(4,598)
Spain	Citibank NA	300	1.00	(1)	3/20/20	245	(9,972)	(9,727)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	244	(4,572)	(4,328)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	245	(9,972)	(9,727)
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	1,624	(23,919)	(22,295)
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	4,748	(46,138)	(41,390)
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	23,140	(192,821)	(169,681)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	974	(12,292)	(11,318)

						$1,632,549	$(1,558,370)	$74,179

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $41,073,000.

40

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 3,449,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $422,468 (Notional Amount) plus Notional Amount at termination date	6/5/14	$21,972

Citibank NA	Total return on GTQ 2,400,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $298,900 (Notional Amount) plus Notional Amount at termination date	6/9/14	10,193

				$32,165

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank	$9,981	TRY 21,450	3-month USD-LIBOR-BBA	10.54%	4/3/19	$669,554

						$669,554

TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2014 was as follows:

	Principal Amount of Contracts (000’s Omitted)	Principal Amount of Contracts (000’s Omitted)	Premiums Received

Outstanding, beginning of period	INR 1,198,251	COP —	$324,746
Options written	—	3,195,079	165
Options expired	—	(3,195,079)	(165)

Outstanding, end of period	INR 1,198,251	COP —	$324,746

COP	–	Colombian Peso
INR	–	Indian Rupee

41

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its Portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $9,644,178. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,390,059 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

42

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$453,610	$—	$453,610
Net unrealized depreciation*	157,807	—	—		157,807
Receivable for open forward foreign currency exchange contracts	—	—	6,751,979	—	6,751,979
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	1,702,514	32,165	8,444,128	10,178,807

Total Asset Derivatives	$157,807	$1,702,514	$7,237,754	$8,444,128	$17,542,203

Derivatives not subject to master netting or similar agreements	$157,807	$—	$—	$—	$157,807

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,702,514	$7,237,754	$8,444,128	$17,384,396

Written options outstanding, at value	$—	$—	$(11,957)	$—	$(11,957)
Net unrealized depreciation*	(146,475)	—	—	(354,026)	(500,501)
Payable for open forward foreign currency exchange contracts	—	—	(7,428,787)	—	(7,428,787)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(722,715)	—	(1,480,719)	(2,203,434)

Total Liability Derivatives	$(146,475)	$(722,715)	$(7,440,744)	$(1,834,745)	$(10,144,679)

Derivatives not subject to master netting or similar agreements	$(146,475)	$—	$—	$(354,026)	$(500,501)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(722,715)	$(7,440,744)	$(1,480,719)	$(9,644,178)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

43

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America	$2,708,356	$(1,813,170)	$(895,186)	$—	$—
Bank of Nova Scotia	74,808	—	—	—	74,808
Barclays Bank PLC	1,188,723	(438,334)	(750,389)	—	—
BNP Paribas	559,974	(559,974)	—	—	—
Citibank NA	761,501	(761,501)	—	—	—
Credit Suisse International	964,357	(367,354)	(560,506)	—	36,497
Deutsche Bank	1,741,557	(767,317)	(749,332)	—	224,908
Goldman Sachs International	1,997,374	(377,828)	(1,481,411)	—	138,135
HSBC Bank USA	894,312	(32,060)	(862,252)	—	—
JPMorgan Chase Bank	1,544,462	(393,827)	—	(1,150,635)	—
Morgan Stanley & Co. International PLC	1,727,091	—	(1,616,473)	—	110,618
Nomura International PLC	361,226	(60,148)	(270,981)	—	30,097
Standard Bank	107,690	(419)	—	—	107,271
Standard Chartered Bank	2,687,228	(1,788,001)	—	(550,000)	349,227
VTB Capital PLC	65,737	—	—	—	65,737

	$17,384,396	$(7,359,933)	$(7,186,530)	$(1,700,635)	$1,137,298

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(7,755)	$—	$7,755	$—	$—
Bank of America	(1,813,170)	1,813,170	—	—	—
Barclays Bank PLC	(438,334)	438,334	—	—	—
BNP Paribas	(986,153)	559,974	426,179	—	—
Citibank NA	(2,539,083)	761,501	—	1,777,582	—
Credit Suisse International	(367,354)	367,354	—	—	—
Deutsche Bank	(767,317)	767,317	—	—	—
Goldman Sachs International	(377,828)	377,828	—	—	—
HSBC Bank USA	(32,060)	32,060	—	—	—
JPMorgan Chase Bank	(393,827)	393,827	—	—	—
Nomura International PLC	(60,148)	60,148	—	—	—
Standard Bank	(419)	419	—	—	—
Standard Chartered Bank	(1,788,001)	1,788,001	—	—	—
State Street Bank & Trust Co.	(72,729)	—	—	—	(72,729)

	$(9,644,178)	$7,359,933	$433,934	$1,777,582	$(72,729)

44

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) — Investment transactions	$—	$—	$—	$(771,957)	$—
Futures contracts	78,527	—	409,029	—	(888,368)
Written options	—	—	—	165	—
Swaps contracts	—	(288,375)	(35,999)	5,667	(495,541)

Foreign currency and forward foreign currency exchange contract transactions	—	—	—	1,060,496	—

Total	$78,527	$(288,375)	$373,030	$294,371	$(1,383,909)

Change in unrealized appreciation (depreciation) — Investments	$—	$—	$—	$611,444	$—
Futures contracts	(6,319)	—	(65,372)	—	543,094
Written options	—	—	—	398,145	—
Swap contracts	—	(412,823)	105,347	25,696	2,045,336

Foreign currency and forward foreign currency exchange contracts	—	—	—	(1,553,869)	—

Total	$(6,319)	$(412,823)	$39,975	$(518,584)	$2,588,430

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$7,693,000	$30,935,000	$658,268,000	$425,569,000

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $46,670,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

45

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest

JPMorgan Chase Bank	4/16/2014	3/21/15		(1.75)%	$ 4,448,270	$4,448,270
JPMorgan Chase Bank	4/24/2014	5/16/14		2.10	HUF 307,197,630	1,389,614
JPMorgan Chase Bank	4/23/2014	On Demand	(1)	2.20	RON 5,360,600	1,677,527
JPMorgan Chase Bank	4/29/2014	On Demand	(1)	8.00	RUB 109,250,000	3,066,666

HUF	–	Hungarian Forint
RON	–	Romanian Leu
RUB	–	Russian Ruble

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended April 30, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were approximately $1,253,000 and (0.54)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2014.

Counterparty	Repurchase Agreements*	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank	$6,134,004	$(6,134,004)	$—	$ —
Nomura International PLC	2,096,763	—	(2,096,763)	—

	$8,230,767	$(6,134,004)	$(2,096,763)	$ —

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank	$(10,582,077)	$6,134,004	$4,448,073	$ —

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

46

Emerging Markets Local Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$309,020,034	$—	$309,020,034
Foreign Corporate Bonds	—	6,178,303	—	6,178,303
Currency Put Options Purchased	—	453,610	—	453,610
Short-Term Investments —
Foreign Government Securities	—	45,884,738	—	45,884,738
U.S. Treasury Obligations	—	1,599,946	—	1,599,946
Repurchase Agreements	—	8,229,542	—	8,229,542
Other	—	5,759,610	—	5,759,610

Total Investments	$—	$377,125,783	$—	$377,125,783

Forward Foreign Currency Exchange Contracts	$—	$6,751,979	$—	$6,751,979
Swap Contracts	—	10,178,807	—	10,178,807
Futures Contracts	157,807	—	—	157,807

Total	$157,807	$394,056,569	$—	$394,214,376

Liability Description

Currency Put Options Written	$—	$(11,957)	$—	$(11,957)
Securities Sold Short	—	(2,098,078)	—	(2,098,078)
Forward Foreign Currency Exchange Contracts	—	(7,428,787)	—	(7,428,787)
Swap Contracts	—	(2,328,648)	—	(2,328,648)
Futures Contracts	(375,287)	—	—	(375,287)

Total	$(375,287)	$(11,867,470)	$—	$(12,242,757)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.14

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	49

Officers and Trustees	52

Important Notices	53

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	1.69%	3.20%	12.55%	5.04%
Class A at NAV	03/17/2008	08/04/1989	1.68	3.29	12.59	5.05
Class A with 2.25% Maximum Sales Charge	—	—	–0.63	0.96	12.09	4.80
Class B at NAV	08/04/1989	08/04/1989	1.51	2.84	12.19	4.84
Class B with 3% Maximum Sales Charge	—	—	–1.48	–0.12	12.19	4.84
Class C at NAV	03/15/2008	08/04/1989	1.43	2.77	12.03	4.73
Class C with 1% Maximum Sales Charge	—	—	0.44	1.79	12.03	4.73
Class I at NAV	03/15/2008	08/04/1989	1.81	3.55	12.84	5.20
S&P/LSTA Leveraged Loan Index	—	—	2.29%	3.84%	10.68%	5.19%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
Gross		1.18%	1.19%	1.55%	1.69%	0.94%
Net		0.96	0.97	1.33	1.47	0.72

% Total Leverage[4]
Borrowings						18.21%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Fund Profile5

Top 10 Issuers (% of total investments)6

Asurion LLC	1.2%
Dell Inc.	1.1
Valeant Pharmaceuticals International, Inc.	0.9
Alliance Boots Holdings Limited	0.9
Virgin Media Investment Holdings Limited	0.8
FMG Resources (August 2006) Pty Ltd.	0.8
Chrysler Group LLC	0.8
Berry Plastics Holding Corporation	0.8
Intelsat Jackson Holdings S.A.	0.7
RP Crown Parent, LLC	0.7
Total	8.7%

Top 10 Sectors (% of total investments)6

Health Care	9.8%
Business Equipment and Services	9.2
Electronics/Electrical	8.9
Retailers (Except Food and Drug)	4.6
Food Products	4.4
Cable and Satellite Television	4.3
Chemicals and Plastics	4.2
Financial Intermediaries	4.1
Automotive	4.0
Leisure Goods/Activities/Movies	3.5
Total	57.0%

Credit Quality (% of bond and loan holdings)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of each class is linked to the performance of Eaton Vance Prime Rate Reserves, which is the predecessor to the operations of the Fund. Linked performance is adjusted for any applicable sales or withdrawal charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Total Annual Fund Operating Expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense on borrowings.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings if Fund asset values decline.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.
[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,016.90	$6.05	1.21%
Class A	$1,000.00	$1,016.80	$6.05	1.21%
Class B	$1,000.00	$1,015.10	$7.79	1.56%
Class C	$1,000.00	$1,014.30	$8.54	1.71%
Class I	$1,000.00	$1,018.10	$4.80	0.96%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,018.80	$6.06	1.21%
Class A	$1,000.00	$1,018.80	$6.06	1.21%
Class B	$1,000.00	$1,017.10	$7.80	1.56%
Class C	$1,000.00	$1,016.30	$8.55	1.71%
Class I	$1,000.00	$1,020.00	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Senior Debt Portfolio, at value (identified cost, $7,683,166,325)	$7,684,014,014
Receivable for Fund shares sold	20,921,582
Total assets	$7,704,935,596

Liabilities
Payable for Fund shares redeemed	$33,929,157
Distributions payable	7,635,165
Payable to affiliates:
Administration fee	637,010
Distribution and service fees	1,482,878
Trustees’ fees	42
Accrued expenses	1,045,529
Total liabilities	$44,729,781
Net Assets	$7,660,205,815

Sources of Net Assets
Paid-in capital	$7,842,257,853
Accumulated net realized loss from Portfolio	(180,032,506)
Accumulated distributions in excess of net investment income	(2,867,221)
Net unrealized appreciation from Portfolio	847,689
Total	$7,660,205,815

Advisers Class Shares
Net Assets	$231,886,464
Shares Outstanding	20,862,086
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.12

Class A Shares
Net Assets	$2,608,992,057
Shares Outstanding	234,656,135
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.12
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.38

Class B Shares
Net Assets	$32,348,157
Shares Outstanding	2,903,228
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.14

Class C Shares
Net Assets	$1,414,982,096
Shares Outstanding	127,509,704
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.10

Class I Shares
Net Assets	$3,371,997,041
Shares Outstanding	303,319,024
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.12

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income allocated from Portfolio	$204,344,379
Dividends allocated from Portfolio	1,215,315
Expenses, excluding interest expense, allocated from Portfolio	(19,745,864)
Interest expense allocated from Portfolio	(8,663,153)
Total investment income from Portfolio	$177,150,677

Expenses
Administration fee	$3,728,706
Distribution and service fees
Advisers Class	273,813
Class A	3,126,232
Class B	109,900
Class C	5,166,132
Trustees’ fees and expenses	250
Custodian fee	34,824
Transfer and dividend disbursing agent fees	2,772,821
Legal and accounting services	57,410
Printing and postage	239,514
Registration fees	577,214
Miscellaneous	18,736
Total expenses	$16,105,552

Net investment income	$161,045,125

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$17,562,971
Foreign currency and forward foreign currency exchange contract transactions	(16,412,291)
Net realized gain	$1,150,680
Change in unrealized appreciation (depreciation) —
Investments	$(35,302,212)
Foreign currency and forward foreign currency exchange contracts	(3,073,314)
Net change in unrealized appreciation (depreciation)	$(38,375,526)

Net realized and unrealized loss	$(37,224,846)

Net increase in net assets from operations	$123,820,279

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$161,045,125	$225,705,503
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	1,150,680	13,372,878
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(38,375,526)	18,136,581
Net increase in net assets from operations	$123,820,279	$257,214,962
Distributions to shareholders —
From net investment income
Advisers Class	$(4,873,981)	$(5,329,858)
Class A	(55,695,405)	(67,965,678)
Class B	(754,212)	(2,033,152)
Class C	(27,226,611)	(41,010,524)
Class I	(78,154,731)	(109,179,698)
Total distributions to shareholders	$(166,704,940)	$(225,518,910)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$64,105,605	$174,432,880
Class A	771,077,968	1,547,123,159
Class B	843,255	3,390,086
Class C	196,251,786	677,549,695
Class I	965,692,132	2,703,378,028
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	4,744,397	4,615,802
Class A	51,256,761	59,756,677
Class B	572,299	1,453,751
Class C	21,600,553	33,205,274
Class I	39,708,886	46,301,923
Cost of shares redeemed
Advisers Class	(48,458,277)	(32,311,870)
Class A	(428,993,016)	(364,731,788)
Class B	(3,115,125)	(7,500,982)
Class C	(119,804,547)	(142,700,833)
Class I	(808,101,150)	(888,109,014)
Net asset value of shares exchanged
Class A	6,083,961	12,874,452
Class B	(6,083,961)	(12,874,452)
Net increase in net assets from Fund share transactions	$707,381,527	$3,815,852,788

Net increase in net assets	$664,496,866	$3,847,548,840

Net Assets
At beginning of period	$6,995,708,949	$3,148,160,109
At end of period	$7,660,205,815	$6,995,708,949

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,867,221)	$2,792,594

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$11.170		$11.060	$10.660	$10.690	$9.910	$7.620

Income (Loss) From Operations
Net investment income(1)	$0.238		$0.502	$0.572	$0.526	$0.487	$0.435
Net realized and unrealized gain (loss)	(0.041)		0.123	0.396	0.010 (2)	0.834	2.289

Total income from operations	$0.197		$0.625	$0.968	$0.536	$1.321	$2.724

Less Distributions
From net investment income	$(0.247)		$(0.515)	$(0.568)	$(0.536)	$(0.541)	$(0.434)
Tax return of capital	—		—	—	(0.030)	—	—

Total distributions	$(0.247)		$(0.515)	$(0.568)	$(0.566)	$(0.541)	$(0.434)

Redemption fees(1)(3)	$—		$—	$—	$0.000 (4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$11.120		$11.170	$11.060	$10.660	$10.690	$9.910

Total Return(5)	1.69	%(6)	5.76%	9.31%	5.07%	13.65%	37.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$231,886		$212,780	$65,258	$53,729	$40,841	$34,173
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	0.98	%(9)	0.96%	1.08%	1.10%	1.18%	1.29%
Interest and fee expense(7)	0.23	%(9)	0.22%	0.34%	0.39%	0.56%	1.32%
Total expenses(7)	1.21	%(9)	1.18%	1.42%	1.49%	1.74%	2.61%
Net investment income	4.30	%(9)	4.49%	5.27%	4.86%	4.69%	5.36%
Portfolio Turnover of the Portfolio	16	%(6)	29%	37%	59%	37%	32%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$11.180		$11.060	$10.660	$10.690	$9.910	$7.610

Income (Loss) From Operations
Net investment income(1)	$0.238		$0.505	$0.571	$0.527	$0.488	$0.439
Net realized and unrealized gain (loss)	(0.051)		0.130	0.397	0.009 (2)	0.833	2.294

Total income from operations	$0.187		$0.635	$0.968	$0.536	$1.321	$2.733

Less Distributions
From net investment income	$(0.247)		$(0.515)	$(0.568)	$(0.536)	$(0.541)	$(0.433)
Tax return of capital	—		—	—	(0.030)	—	—

Total distributions	$(0.247)		$(0.515)	$(0.568)	$(0.566)	$(0.541)	$(0.433)

Redemption fees(1)(3)	$—		$—	$—	$0.000 (4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$11.120		$11.180	$11.060	$10.660	$10.690	$9.910

Total Return(5)	1.68	%(6)	5.85%	9.31%	5.07%	13.64%	37.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,608,992		$2,224,597	$959,179	$702,127	$556,631	$528,054
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	0.98	%(9)	0.97%	1.08%	1.10%	1.18%	1.29%
Interest and fee expense(7)	0.23	%(9)	0.22%	0.34%	0.39%	0.56%	1.32%
Total expenses(7)	1.21	%(9)	1.19%	1.42%	1.49%	1.74%	2.61%
Net investment income	4.29	%(9)	4.52%	5.26%	4.88%	4.71%	5.42%
Portfolio Turnover of the Portfolio	16	%(6)	29%	37%	59%	37%	32%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$11.200		$11.090	$10.680	$10.710	$9.930	$7.630

Income (Loss) From Operations
Net investment income(1)	$0.221		$0.483	$0.532	$0.489	$0.452	$0.426
Net realized and unrealized gain (loss)	(0.053)		0.105	0.410	0.009 (2)	0.834	2.279

Total income from operations	$0.168		$0.588	$0.942	$0.498	$1.286	$2.705

Less Distributions
From net investment income	$(0.228)		$(0.478)	$(0.532)	$(0.500)	$(0.506)	$(0.405)
Tax return of capital	—		—	—	(0.028)	—	—

Total distributions	$(0.228)		$(0.478)	$(0.532)	$(0.528)	$(0.506)	$(0.405)

Redemption fees(1)(4)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$11.140		$11.200	$11.090	$10.680	$10.710	$9.930

Total Return(5)	1.51	%(6)	5.40%	9.03%	4.70%	13.23%	36.99%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,348		$40,296	$55,277	$84,483	$101,395	$121,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.33	%(9)	1.33%	1.45%	1.45%	1.53%	1.64%
Interest and fee expense(7)	0.23	%(9)	0.22%	0.34%	0.39%	0.56%	1.32%
Total expenses(7)	1.56	%(9)	1.55%	1.79%	1.84%	2.09%	2.96%
Net investment income	3.98	%(9)	4.31%	4.90%	4.52%	4.36%	5.34%
Portfolio Turnover of the Portfolio	16	%(6)	29%	37%	59%	37%	32%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Rounds to less than $0.001.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$11.160		$11.040	$10.640	$10.680	$9.900	$7.620

Income (Loss) From Operations
Net investment income(1)	$0.210		$0.451	$0.516	$0.472	$0.435	$0.399
Net realized and unrealized gain (loss)	(0.051)		0.128	0.399	0.004 (2)	0.840	2.280

Total income from operations	$0.159		$0.579	$0.915	$0.476	$1.275	$2.679

Less Distributions
From net investment income	$(0.219)		$(0.459)	$(0.515)	$(0.489)	$(0.495)	$(0.399)
Tax return of capital	—		—	—	(0.027)	—	—

Total distributions	$(0.219)		$(0.459)	$(0.515)	$(0.516)	$(0.495)	$(0.399)

Redemption fees(1)(3)	$—		$—	$—	$0.000 (4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$11.100		$11.160	$11.040	$10.640	$10.680	$9.900

Total Return(5)	1.43	%(6)	5.33%	8.80%	4.50%	13.16%	36.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,414,982		$1,324,676	$748,843	$629,929	$583,683	$550,652
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.48	%(9)	1.47%	1.58%	1.60%	1.68%	1.79%
Interest and fee expense(7)	0.23	%(9)	0.22%	0.34%	0.39%	0.56%	1.32%
Total expenses(7)	1.71	%(9)	1.69%	1.92%	1.99%	2.24%	3.11%
Net investment income	3.80	%(9)	4.05%	4.76%	4.37%	4.21%	4.95%
Portfolio Turnover of the Portfolio	16	%(6)	29%	37%	59%	37%	32%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$11.180		$11.060	$10.660	$10.690	$9.910	$7.620

Income (Loss) From Operations
Net investment income(1)	$0.252		$0.532	$0.605	$0.554	$0.513	$0.461
Net realized and unrealized gain (loss)	(0.051)		0.131	0.391	0.008 (2)	0.833	2.282

Total income from operations	$0.201		$0.663	$0.996	$0.562	$1.346	$2.743

Less Distributions
From net investment income	$(0.261)		$(0.543)	$(0.596)	$(0.561)	$(0.566)	$(0.453)
Tax return of capital	—		—	—	(0.031)	—	—

Total distributions	$(0.261)		$(0.543)	$(0.596)	$(0.592)	$(0.566)	$(0.453)

Redemption fees(1)(3)	$—		$—	$—	$0.000 (4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$11.120		$11.180	$11.060	$10.660	$10.690	$9.910

Total Return(5)	1.81	%(6)	6.11%	9.59%	5.33%	13.91%	37.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,371,997		$3,193,359	$1,319,604	$173,792	$62,755	$24,688
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	0.73	%(9)	0.72%	0.77%	0.85%	0.93%	1.04%
Interest and fee expense(7)	0.23	%(9)	0.22%	0.34%	0.39%	0.56%	1.32%
Total expenses(7)	0.96	%(9)	0.94%	1.11%	1.24%	1.49%	2.36%
Net investment income	4.55	%(9)	4.76%	5.54%	5.12%	4.94%	5.65%
Portfolio Turnover of the Portfolio	16	%(6)	29%	37%	59%	37%	32%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.8% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $184,656,187 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($105,251,799), October 31, 2017 ($50,458,629), October 31, 2018 ($28,308,325) and October 31, 2019 ($637,434). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $3,728,706. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $202,317 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $100,285 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $273,813 for Advisers Class shares and $3,126,232 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $73,267 and $4,132,906 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $36,633 and $1,033,226 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $70,000, $9,000 and $166,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $798,782,503 and $260,080,895, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	5,729,653	15,623,634
Issued to shareholders electing to receive payments of distributions in Fund shares	424,498	413,592
Redemptions	(4,334,207)	(2,894,741)

Net increase	1,819,944	13,142,485

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	68,893,066	138,486,324
Issued to shareholders electing to receive payments of distributions in Fund shares	4,584,005	5,352,145
Redemptions	(38,390,632)	(32,652,683)
Exchange from Class B shares	543,702	1,152,207

Net increase	35,630,141	112,337,993

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	75,205	302,791
Issued to shareholders electing to receive payments of distributions in Fund shares	51,079	129,963
Redemptions	(277,909)	(671,322)
Exchange to Class A shares	(542,440)	(1,149,186)

Net decrease	(694,065)	(1,387,754)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	17,569,116	60,760,465
Issued to shareholders electing to receive payments of distributions in Fund shares	1,935,448	2,979,952
Redemptions	(10,733,327)	(12,807,399)

Net increase	8,771,237	50,933,018

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	86,307,331	241,931,401
Issued to shareholders electing to receive payments of distributions in Fund shares	3,551,818	4,146,176
Redemptions	(72,267,080)	(79,616,356)

Net increase	17,592,069	166,461,221

17

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 117.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020	2,494	$2,499,206
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	10,577	10,552,640
Booz Allen Hamilton Inc.
Term Loan, 5.25%, Maturing July 31, 2019	14,529	14,557,807
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	2,268	2,302,432
Term Loan, 5.00%, Maturing November 2, 2018	5,002	5,078,895
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	25,525	25,482,450
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	960	963,771
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	4,974	1,558,366
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(4)	7,525	188,125
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	7,864	7,730,527
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	46,883	46,756,017
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	58,335	58,129,413

		$175,799,649

Automotive — 4.9%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	13,622	$13,677,232
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	43,067	43,002,601
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	26,342	26,408,056
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,179	1,180,285
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	37,368	37,367,877
Term Loan, 3.25%, Maturing December 31, 2018	41,600	41,308,800
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	6,700	6,695,812
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	9,525	9,560,719
Federal-Mogul Corporation
Term Loan, 4.75%, Maturing March 21, 2021	41,100	40,843,125

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Gates Investments, Inc.
Term Loan, 3.75%, Maturing September 29, 2016		15,973	$15,988,445
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		39,075	39,197,109
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.14%, Maturing April 22, 2016	EUR	8,788	12,265,845
Term Loan, 4.25%, Maturing January 27, 2017		4,650	4,667,419
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,483	24,562,085
Term Loan, 4.75%, Maturing December 18, 2018	EUR	2,469	3,446,425
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,930	6,946,941
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		15,375	15,345,741
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		5,915	5,941,054
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		26,687	26,745,204
Visteon Corporation
Term Loan, Maturing May 27, 2021(3)		11,050	10,979,214

			$386,129,989

Beverage and Tobacco — 0.5%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		5,508	$5,526,162
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	22,975	32,186,464

			$37,712,626

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		4,389	$4,432,890

			$4,432,890

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		14,850	$14,788,493
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		1,930	1,933,387
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		3,592	3,597,607
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		5,547	5,567,061

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,500	$11,442,500
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	14,627	14,637,470
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,500	2,565,625
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,842	12,866,182
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	299	298,867
Term Loan, 3.75%, Maturing March 5, 2020	25,432	25,400,204
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,553	4,574,315
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,487	2,507,333

		$100,179,044

Business Equipment and Services — 11.3%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	42,271	$42,464,499
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	29,733	29,800,378
Allied Security Holdings, LLC
Term Loan, 1.63%, Maturing February 12, 2021(5)	1,933	1,925,693
Term Loan, 4.25%, Maturing February 12, 2021	5,342	5,322,026
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	9,024	8,840,501
Term Loan, 7.75%, Maturing February 21, 2015	1,493	1,469,210
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	6,846	6,846,493
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	4,325	4,334,009
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	16,639	16,583,467
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	5,960	5,972,472
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	18,653	18,631,594
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,748	2,756,252
Campaign Monitor Finance Pty Limited
Term Loan, 5.50%, Maturing March 18, 2021	7,525	7,393,312
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021	4,725	4,708,968

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,261	$13,230,451
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		11,091	11,111,766
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		3,293	3,331,262
Term Loan, 7.24%, Maturing January 30, 2017	GBP	3,341	5,301,797
Connolly, LLC
Term Loan, 5.00%, Maturing January 29, 2021		4,988	5,015,555
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,872	1,888,641
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		19,834	19,697,986
Education Management LLC
Revolving Loan, 5.51%, Maturing June 1, 2015		7,500	6,187,500
Term Loan, 4.25%, Maturing June 1, 2016		11,353	9,465,730
Term Loan, 8.25%, Maturing March 29, 2018		13,847	12,393,037
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		43,321	43,442,747
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		25,951	25,930,302
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,469	31,048,920
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		7,725	7,840,875
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		3,076	3,069,501
Term Loan, 4.00%, Maturing November 6, 2020		12,023	11,998,958
Term Loan, 5.02%, Maturing November 6, 2020	CAD	5,920	5,410,446
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		12,882	12,898,109
Term Loan, 4.75%, Maturing February 7, 2020	EUR	990	1,382,633
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		23,170	23,158,719
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		10,472	10,532,784
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		24,511	24,422,826
Term Loan, 3.75%, Maturing March 17, 2021	EUR	16,257	22,751,865
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,403	13,436,097
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		23,435	23,401,738
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		8,050	8,105,344

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	9,717	$9,729,312
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	17,759	17,698,077
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	40,892	41,070,674
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	13,354	13,838,091
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	12,838	12,821,707
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	18,448	17,986,312
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	17,265	17,303,135
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019	4,425	4,395,131
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019	4,963	4,901,501
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	13,358	13,435,791
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019	1,000	1,025,625
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	53,011	52,984,552
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	3,881	3,882,916
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017	15,378	15,387,548
Term Loan, 4.41%, Maturing January 31, 2017	14,832	14,871,305
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017	6,285	6,294,734
Term Loan, 4.00%, Maturing March 9, 2020	41,512	41,600,709
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	5,789	5,825,476
TransUnion, LLC
Term Loan, 4.00%, Maturing March 17, 2021	44,300	44,182,339
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	343	346,446
Term Loan, 6.00%, Maturing July 28, 2017	2,243	2,262,927
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	4,287	4,276,008
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	25,106	24,829,162

		$884,453,941

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		3,992	$3,958,462
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,266	2,264,957
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		29,195	29,120,406
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,508	15,284,888
Term Loan, 3.00%, Maturing January 3, 2021		16,016	15,784,763
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		5,835	5,823,811
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		21,240	20,931,973
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		14,863	14,950,812
MCC Iowa LLC
Term Loan, 1.87%, Maturing January 31, 2015		1,333	1,332,021
Term Loan, 3.25%, Maturing January 29, 2021		6,948	6,872,238
Mediacom Illinois, LLC
Term Loan, 1.62%, Maturing January 30, 2015		1,891	1,890,032
Term Loan, 3.12%, Maturing October 23, 2017		2,818	2,823,594
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		10,878	10,550,572
UPC Financing Partnership
Term Loan, 3.98%, Maturing March 31, 2021	EUR	26,812	37,414,757
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,536,430
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	12,450	21,125,673
Term Loan, 3.50%, Maturing June 8, 2020		60,475	60,048,409
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,234	3,236,756
YPSO France SAS
Term Loan, 4.26%, Maturing December 29, 2017	EUR	291	404,110
Term Loan, 4.26%, Maturing December 29, 2017	EUR	2,579	3,578,446
Term Loan, 4.26%, Maturing December 29, 2017	EUR	2,774	3,849,033
Term Loan, 4.26%, Maturing December 29, 2017	EUR	4,465	6,194,216
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,736	7,958,055
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,952	8,257,529
Term Loan, 4.01%, Maturing December 26, 2018	EUR	8,599	11,929,238
Term Loan, 4.51%, Maturing December 31, 2018	EUR	54	74,417
Ziggo N.V.
Term Loan, 3.25%, Maturing January 15, 2022		5,844	5,750,502
Term Loan, 3.25%, Maturing January 15, 2022		9,069	8,923,546
Term Loan, 3.50%, Maturing January 15, 2022	EUR	4,290	5,890,251
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,659	9,143,312

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo N.V. (continued)
Term Loan, Maturing January 15, 2022(3)	EUR	4,991	$6,853,536
Term Loan, Maturing January 15, 2022(3)	EUR	7,061	9,696,016
Term Loan, Maturing January 15, 2022(3)		9,612	9,457,522

			$377,910,283

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,194	$10,219,368
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,754	3,835,349
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,289	5,302,339
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		20,247	20,246,829
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		42,174	42,118,254
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,970	5,547,119
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,200	4,231,523
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		1,806	1,810,824
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,684	6,734,229
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017		3,432	3,428,624
Term Loan, Maturing October 15, 2020(3)		18,075	18,065,963
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,785	10,837,329
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		55,591	55,158,898
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		5,075	5,105,135
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		17,150	17,116,099
Momentive Performance Materials Inc.
DIP Loan, Maturing April 30, 2015(3)		2,625	2,611,875
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		219	221,268
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,172	7,199,256
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,915	6,923,894
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	2,037,500

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,990	$2,785,623
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,816	4,828,422
Term Loan, 5.51%, Maturing June 8, 2020	CAD	7,189	6,596,084
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		24,762	24,770,994
Schoeller Arca Systems Holding B.V.
Term Loan, 4.79%, Maturing December 18, 2014	EUR	289	352,886
Term Loan, 4.79%, Maturing December 18, 2014	EUR	824	1,006,142
Term Loan, 4.79%, Maturing December 18, 2014	EUR	887	1,082,707
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,375	1,386,345
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		3,920	3,894,748
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,900	9,887,812
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		38,580	38,604,415
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,189	36,175,584
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,638	2,644,579
WR Grace & Co.
Term Loan, 3.00%, Maturing January 31, 2021		3,776	3,759,794
Term Loan, 3.25%, Maturing January 31, 2021	EUR	1,500	2,087,527
Term Loan, 1.00%, Maturing February 3, 2021(5)		1,349	1,342,784

			$369,958,121

Conglomerates — 0.8%
Autobahn Tank & Rast GmbH
Term Loan, 3.81%, Maturing December 4, 2018	EUR	3,050	$4,252,572
Term Loan, 4.06%, Maturing December 10, 2019	EUR	2,550	3,567,221
Financiere SPIE S.A.S.
Term Loan, 4.27%, Maturing August 30, 2018	EUR	1,509	2,106,672
Term Loan, 4.27%, Maturing August 30, 2018	EUR	5,991	8,363,480
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,196	11,224,479
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	9,501	13,247,373
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		8,433	8,438,528
Term Loan, 5.00%, Maturing December 17, 2019	CAD	14,425	13,144,623

			$64,344,948

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		44,346	$43,946,496
Term Loan, 3.75%, Maturing January 6, 2021		34,096	33,944,480
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		17,173	17,255,960
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,200	4,190,374
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		6,360	6,423,928
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,562	5,607,580
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,864	4,008,099
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		19,128	19,165,554
Signode Industrial Group US Inc.
Term Loan, Maturing March 21, 2021(3)		13,375	13,343,649
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		4,738	4,742,077

			$152,628,197

Cosmetics / Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		640	$641,635
Revlon Consumer Products Corporation
Term Loan, 3.25%, Maturing November 20, 2017		2,225	2,224,072
Term Loan, 4.00%, Maturing October 8, 2019		19,327	19,329,578
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		19,181	18,533,883

			$40,729,168

Drugs — 2.8%
Akorn, Inc.
Term Loan, 4.50%, Maturing August 27, 2020		6,450	$6,470,105
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,023	7,017,520
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		7,625	7,701,357
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		7,904	7,917,933
Term Loan, 4.25%, Maturing September 15, 2017		12,674	12,692,650
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		3,825	3,799,499
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		8,475	8,521,790

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Ikaria, Inc. (continued)
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		3,250	$3,298,750
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing March 28, 2021		21,775	21,686,398
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		25,939	25,876,889
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		19,975	19,962,454
Term Loan, 3.75%, Maturing December 11, 2019		23,652	23,635,456
Term Loan, 3.75%, Maturing August 5, 2020		43,535	43,574,732
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		24,282	24,281,926
Term Loan, 3.77%, Maturing April 3, 2017	EUR	1,215	1,694,592

			$218,132,051

Ecological Services and Equipment — 0.6%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		48,992	$48,690,686

			$48,690,686

Electronics / Electrical — 10.9%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		14,581	$14,647,025
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		9,129	9,146,242
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		7,851	7,870,252
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		8,700	8,787,000
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		26,369	26,506,759
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		14,746	14,782,671
Avago Technologies Limited
Term Loan, Maturing December 16, 2020(3)		64,200	64,425,727
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		3,980	3,983,085
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		13,412	13,416,005
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		17,150	17,600,187
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		961	963,221

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		11,094	$11,119,578
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,725	16,693,510
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021		5,175	5,164,220
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		12,040	12,015,579
Term Loan, 4.50%, Maturing April 29, 2020		92,023	91,805,360
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		14,050	14,056,481
Entegris, Inc.
Term Loan, Maturing February 4, 2021(3)		5,125	5,076,953
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		9,390	9,456,406
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		6,043	6,040,230
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		7,850	7,918,688
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		15,189	15,189,307
Term Loan, 5.00%, Maturing January 15, 2021		4,971	4,993,009
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		39,264	39,214,445
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		13,465	13,532,740
Infor (US), Inc.
Term Loan, 4.00%, Maturing June 1, 2020	EUR	3,935	5,486,453
Term Loan, 3.75%, Maturing June 3, 2020		3,222	3,198,371
Term Loan, 3.75%, Maturing June 3, 2020		60,096	59,768,735
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,537	36,771,289
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019		10,046	10,108,982
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	6,943,922
NXP B.V.
Term Loan, 3.75%, Maturing January 11, 2020		18,607	18,490,209
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		9,352	9,360,334
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing March 20, 2021		7,350	7,350,000
Term Loan - Second Lien, 8.00%, Maturing April 1, 2022		2,450	2,448,978

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,625	$7,648,747
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,022,500
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		9,310	9,269,452
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		55,290	55,255,602
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		15,994	16,193,468
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019		5,436	5,451,948
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 27, 2021		6,975	7,009,875
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,500	6,286,967
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		7,212	7,311,545
SkillSoft Corporation
Term Loan, Maturing April 1, 2021(3)		15,300	15,280,875
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,467	10,035,166
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018		10,661	10,668,648
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019		825	823,340
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019		6,500	6,487,796
StoneRiver Group, L.P.
Term Loan, 4.50%, Maturing November 29, 2019		3,448	3,442,463
SumTotal Systems LLC
Term Loan, 6.26%, Maturing November 16, 2018		18,277	18,253,944
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		8,072	8,112,583
Sybil Software LLC
Term Loan, 5.00%, Maturing March 18, 2020		12,450	12,437,027
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		26,446	26,468,020
Wall Street Systems, Inc.
Term Loan, Maturing March 6, 2021(3)		16,300	16,300,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017		11,449	11,544,772
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		7,196	7,210,613

			$858,847,304

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	$16,515,477

		$16,515,477

Financial Intermediaries — 5.0%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	9,338	$9,353,066
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,387	6,447,275
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,500	1,485,000
CB Richard Ellis Services, Inc.
Term Loan, 2.90%, Maturing March 29, 2021	1,238	1,235,963
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	22,129	22,159,827
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	16,200	16,047,464
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	7,000	6,992,342
Term Loan, 4.15%, Maturing March 23, 2018	19,255	19,258,696
Term Loan, 4.15%, Maturing September 24, 2018	24,150	24,157,559
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	1,139	1,137,077
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,262	25,135,379
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	15,099	15,163,296
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	3,898	3,907,870
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	6,558	6,492,213
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,784	8,805,584
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	17,215	17,100,337
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,840	8,873,318
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	5,263	5,279,385
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	20,329	19,897,130
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	53,737	53,808,599
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	11,684	11,800,692

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		16,112	$16,205,395
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016		10,856	10,401,978
RCS Capital Corporation
Term Loan, 6.50%, Maturing March 31, 2019		10,975	11,115,623
Term Loan - Second Lien, 10.50%, Maturing January 16, 2021		1,750	1,800,312
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		6,401	6,425,482
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		17,147	17,075,671
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		5,537	5,551,196
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		6,334	6,429,137
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		36,765	36,546,382

			$396,089,248

Food Products — 5.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		34,019	$34,093,462
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		1,423	1,416,011
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	14,600	15,140,837
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		27,637	27,450,646
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		12,021	12,081,561
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,623	3,643,002
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		9,305	9,369,820
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,299	22,287,963
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,000	12,004,941
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		44,699	44,721,037
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		64,240	64,404,208

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Hearthside Food Solutions, LLC
Term Loan, 4.50%, Maturing June 7, 2018		2,819	$2,818,700
Term Loan, 6.50%, Maturing June 7, 2018		4,351	4,362,098
High Liner Foods Incorporated
Term Loan, Maturing April 24, 2021(3)		8,825	8,802,937
Iglo Foods Midco Limited
Term Loan, 5.27%, Maturing January 31, 2018	EUR	5,500	7,685,864
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,849,716
Term Loan, 3.75%, Maturing September 18, 2020		13,855	13,831,558
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,479	5,491,908
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	49,990,649
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,970	5,929,888
Term Loan, 3.25%, Maturing April 29, 2020		30,492	30,274,196
Regentrealm Limited
Term Loan, 5.02%, Maturing July 29, 2020	GBP	4,775	8,129,771
United Biscuits Holdco Limited
Term Loan, 4.29%, Maturing July 29, 2020	EUR	1,825	2,560,396

			$402,341,169

Food Service — 3.8%
Aramark Corporation
Term Loan, 1.87%, Maturing July 26, 2016		441	$441,830
Term Loan, 1.87%, Maturing July 26, 2016		918	916,175
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		2,494	2,504,660
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(4)		265	265,450
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		11,032	11,088,660
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		10,175	10,107,163
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		4,578	4,589,221
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		6,825	6,810,074
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,550	13,295,558
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		4,938	4,960,281
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		51,133	50,692,071

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		20,182	$20,225,834
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,693	13,709,892
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		43,668	43,616,521
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,820	6,828,603
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,836	1,827,326
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		58,241	58,392,259
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		45,158	35,311,015
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		12,323	12,307,980

			$297,890,573

Food / Drug Retailers — 3.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		6,081	$6,104,107
Term Loan, 4.75%, Maturing March 21, 2019		20,750	20,853,871
Alliance Boots Holdings Limited
Term Loan, 3.76%, Maturing July 10, 2017	EUR	4,249	5,913,222
Term Loan, 3.96%, Maturing July 10, 2017	GBP	46,200	78,077,210
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		43,070	42,833,970
Iceland Foods Group Limited
Term Loan, 4.27%, Maturing March 8, 2019	EUR	2,725	3,823,058
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,699	1,709,702
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		41,447	41,425,482
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,878,607
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		30,021	29,980,813

			$256,600,042

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,945	$3,994,502
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,716	3,805,292

			$7,799,794

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care — 11.3%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		2,468	$2,468,187
Term Loan, 4.25%, Maturing June 30, 2017		5,195	5,196,786
Term Loan, 4.25%, Maturing June 30, 2017		15,563	15,575,116
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,482	17,495,263
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		9,209	9,277,792
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		25,333	25,080,099
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		6,325	6,408,179
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		57,419	57,577,484
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		5,005	5,036,267
Term Loan, 7.25%, Maturing July 31, 2020		3,003	3,021,760
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,714	4,721,883
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,619	1,618,530
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		14,640	14,637,081
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017		6,582	6,595,450
Term Loan, 4.25%, Maturing January 27, 2021		62,406	62,678,362
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,443	3,449,693
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,427	6,449,043
Term Loan, 4.00%, Maturing November 1, 2019		21,330	21,415,555
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,465	18,473,532
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		6,501	6,419,336
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		42,188	42,214,361
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		5,002	4,999,685
Term Loan, 4.75%, Maturing August 28, 2020	EUR	700	979,676
Term Loan, 4.25%, Maturing August 31, 2020		16,346	16,339,580
Term Loan, 4.75%, Maturing August 31, 2020	EUR	2,300	3,220,871
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		21,197	21,004,789

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		49,550	$49,336,638
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		24,812	24,816,014
Term Loan, 2.98%, Maturing May 1, 2018		23,793	23,795,697
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		13,501	13,453,939
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,422	21,456,542
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		12,851	12,898,973
Term Loan, 7.75%, Maturing May 15, 2018		10,584	10,543,956
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		19,400	19,233,276
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,950	4,094,387
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		15,700	15,601,875
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		43,613	43,675,276
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		3,531	3,425,086
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		16,950	16,832,147
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,797	1,800,766
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,731	7,788,740
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		5,621	5,655,648
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		6,450	6,470,156
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		26,131	26,234,583
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,488	18,539,297
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		42,172	42,161,197
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021		5,350	5,327,707
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		16,865	16,809,477
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018		14,399	14,385,069
Regionalcare Hospital Partners, Inc.
Term Loan, Maturing April 19, 2019(3)		4,475	4,463,812

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		8,385	$8,399,385
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		13,702	13,781,484
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		1,675	1,670,813
Term Loan, 3.75%, Maturing June 1, 2018		8,825	8,769,623
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		12,596	12,603,598
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		11,309	11,210,347
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		15,768	15,746,181
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,918	10,856,608
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		14,511	14,529,241

			$888,721,898

Home Furnishings — 0.8%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021		2,475	$2,459,531
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		35,981	36,070,620
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,172	21,079,007

			$59,609,158

Industrial Equipment — 3.4%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		10,926	$10,958,029
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		45,681	45,297,591
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		2,618	2,643,805
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,297,125
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,032	18,019,565
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,308	4,611,866
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		21,620	21,559,579
Grede LLC
Term Loan, 4.51%, Maturing May 2, 2018		9,178	9,199,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	31,908	$32,017,829
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021	4,575	4,569,281
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020	16,362	16,402,843
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019	11,035	11,056,004
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	41,531	41,457,698
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019	9,670	9,670,408
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	3,100	3,109,687
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	15,290	15,264,293
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	4,873	4,895,687
Unifrax Corporation
Term Loan, 3.48%, Maturing November 28, 2018	4,408	4,402,927
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	4,400	4,426,127

		$263,859,866

Insurance — 3.7%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	18,472	$18,489,221
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	31,724	31,793,521
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	8,603	8,612,402
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	92,150	92,303,875
Term Loan, 4.25%, Maturing July 8, 2020	8,888	8,789,465
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	10,675	10,946,326
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	26,038	26,134,609
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	10,486	10,284,819
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	14,530	14,554,604
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,303,116

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	29,024	$29,013,366
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,717	32,635,327

		$289,860,651

Leisure Goods / Activities / Movies — 4.3%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	25,573	$25,573,312
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,986	23,955,821
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	15,373	15,401,482
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	25,406	25,345,503
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	13,671	13,679,665
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	4,027	4,035,975
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	7,464	7,454,232
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	1,106	1,108,512
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	21,400	21,547,333
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	8,575	8,643,074
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	14,024	14,024,367
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,692	2,712,442
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,799,406
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,907	12,869,453
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.40%, Maturing June 28, 2019	8,274	8,301,346
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	8,950	8,989,156
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	6,069	6,082,177
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	4,310	3,809,272
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(4)	2,825	2,274,407

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019		8,916	$8,913,807
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		23,364	22,890,729
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		4,730	4,745,157
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		886	352,330
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		19,688	19,515,250
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		995	999,975
Term Loan - Second Lien, 9.25%, Maturing September 11, 2020		3,000	3,082,500
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		11,596	11,277,049
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		11,687	11,668,433
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		7,200	7,380,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,303	19,155,815
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		18,917	18,858,097

			$341,446,077

Lodging and Casinos — 3.5%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		2,376	$2,363,807
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		4,073	4,075,309
Caesars Entertainment Operating Company
Term Loan, 5.40%, Maturing January 26, 2018		14,517	13,571,432
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		7,930	7,980,925
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		8,358	8,316,210
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,842	1,874,235
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 28, 2018	GBP	25,725	43,641,076
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,302	1,333,467
Term Loan, 5.50%, Maturing November 21, 2019		3,037	3,111,424

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	63,476	$63,347,818
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing February 19, 2021	12,225	12,194,437
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020	18,628	18,542,939
MGM Resorts International
Term Loan, 2.90%, Maturing December 20, 2017	6,750	6,753,355
Term Loan, 3.50%, Maturing December 20, 2019	35,271	35,105,916
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	7,116	7,107,302
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	4,080	4,097,348
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	33,915	33,855,649
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020	3,906	3,891,353
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	3,507	3,516,143

		$274,680,145

Nonferrous Metals / Minerals — 2.3%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,666	$18,029,805
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	31,334	30,541,999
Constellium Holdco B.V.
Term Loan, 7.00%, Maturing March 25, 2020	8,838	8,992,714
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017	3,507	3,527,542
Term Loan, 4.50%, Maturing September 5, 2019	21,421	21,512,155
Minerals Technology Inc.
Term Loan, Maturing April 14, 2021(3)	20,600	20,599,753
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	15,125	15,251,037
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	9,729	9,295,228
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	16,888	16,877,435
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,730	3,741,343
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	6,540,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	4,011	$4,000,598
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,230,469
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	19,269	18,614,347

		$178,754,425

Oil and Gas — 3.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,480	$27,674,485
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	8,825	9,045,625
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	20,881	21,050,507
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	319	322,880
Term Loan, 9.00%, Maturing June 23, 2017	5,004	5,075,272
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	6,135	6,236,826
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,162,109
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	9,284	9,258,609
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	6,050	6,255,700
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,740	38,725,971
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	6,035	6,117,728
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	12,448	12,444,524
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	16,310,610
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	31,371	31,074,821
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	348	349,673
Term Loan, 4.25%, Maturing December 16, 2020	932	937,599
Term Loan, 4.25%, Maturing December 16, 2020	6,700	6,740,114
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	1,354	1,363,059
Term Loan, 4.25%, Maturing September 25, 2019	2,217	2,231,576
Term Loan, 4.25%, Maturing October 1, 2019	16,731	16,809,666

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)		7,500	$7,481,250
Term Loan, 4.25%, Maturing November 13, 2018		16,235	16,363,661
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		28,896	28,519,284

			$288,551,549

Publishing — 3.4%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		5,519	$5,553,745
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019		10,783	10,823,293
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019		12,992	13,014,096
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016		2,229	2,242,135
Term Loan, 5.58%, Maturing December 31, 2016		3,425	3,445,653
Term Loan, 5.58%, Maturing December 31, 2016		3,495	3,515,638
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		63,096	60,522,659
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		36,642	36,633,949
Term Loan, Maturing April 30, 2021(3)		16,375	16,293,125
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		50,840	50,252,575
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,215	4,250,657
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020		10,661	10,697,595
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		5,313	5,372,979
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		3,025	3,035,082
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014		1,338	1,088,443
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		547	544,413
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		5,423	5,481,495
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		12,891	12,705,077
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	1,990	2,786,995
Term Loan, 5.00%, Maturing August 14, 2020		9,129	9,144,343

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 29, 2014		25	$24,509
Trader Media Corporation Limited
Term Loan, 4.74%, Maturing June 8, 2017	GBP	5,625	9,537,808

			$266,966,264

Radio and Television — 2.6%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		139	$138,197
Term Loan, 6.90%, Maturing January 30, 2019		17,994	17,872,717
Term Loan, 7.65%, Maturing July 30, 2019		2,571	2,578,740
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		42,724	42,724,373
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018		4,804	4,811,181
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,106	14,860,527
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019		2,686	2,694,767
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,901	1,909,702
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,427	8,457,181
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		8,343	8,332,641
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		9,461	9,449,345
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020		18,301	18,057,403
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,841	3,903,798
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,480	2,491,501
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,415	4,357,595
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,246	9,141,640
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	14,480,349
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		28,182	28,078,476
Term Loan, 4.00%, Maturing March 2, 2020		12,897	12,843,213

			$207,183,346

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 5.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,671	$25,759,340
B&M Retail Limited
Term Loan, 5.27%, Maturing February 18, 2019	GBP	8,550	14,489,947
Term Loan, 5.77%, Maturing February 18, 2020	GBP	6,650	11,291,011
Bass Pro Group, LLC
Term Loan, 3.23%, Maturing November 20, 2019		22,883	22,911,042
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		46,124	45,691,216
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,370	11,308,766
Douglas Holding AG
Term Loan, 4.79%, Maturing December 12, 2019	EUR	4,200	5,885,136
Term Loan, Maturing July 3, 2020(3)	EUR	1,700	2,380,973
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		6,174	6,194,150
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,669	10,720,001
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		33,069	33,363,260
J Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021		30,175	30,054,300
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		19,715	19,616,560
Men’s Wearhouse, Inc. (The)
Term Loan, Maturing March 11, 2021(3)		14,875	14,854,547
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,409	21,416,393
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		39,127	39,094,345
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		24,077	24,024,234
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,975	1,984,851
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,773	12,795,441
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		9,350	9,390,906
Pier 1 Imports (U.S.), Inc.
Term Loan, Maturing April 23, 2021(3)		5,350	5,336,625
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		8,512	8,547,623
Term Loan, 4.25%, Maturing August 7, 2019		1,032	1,035,914
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,325	5,285,062

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		31,083	$31,039,798
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,840	16,149,920
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		4,815	4,712,709
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	2,640	1,368,753
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	2,640	1,368,753
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	684	354,357
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	6,816	3,528,980
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	22	584
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	154	4,090
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	1,582	42,064
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,382	3,243,650

			$445,245,301

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014		14,763	$14,825,488
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		80,910	80,966,637
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,200	8,202,972
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,960	6,712,049
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		10,968	10,975,070
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,705	6,682,735
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,795	11,820,007
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,742	1,740,118
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020		1,496	1,501,237
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		16,620	16,672,075

			$160,098,388

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	3,366	$3,350,574
Hertz Corporation (The)
Term Loan, 1.88%, Maturing March 9, 2018	9,600	9,528,000
Term Loan, 3.00%, Maturing March 11, 2018	16,203	16,056,243
Term Loan, 3.75%, Maturing March 12, 2018	15,627	15,610,904
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	17,850	17,794,219
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017	3,101	3,112,518

		$65,452,458

Telecommunications — 3.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	25,207	$25,008,089
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	2,723	2,713,992
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	23,269	23,154,461
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	72,600	72,675,649
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	1,514	1,512,302
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020	3,192	3,222,589
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	35,750	35,578,686
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	17,908	17,921,978
Term Loan, 4.00%, Maturing April 23, 2019	22,614	22,635,301
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,888	31,833,076
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	6,597	6,576,758
Term Loan, 3.50%, Maturing January 23, 2020	13,608	13,560,990

		$256,393,871

Utilities — 1.8%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,860	$8,880,186
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,121	6,958,739
Term Loan, 3.25%, Maturing January 31, 2022	8,740	8,583,882

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	4,663	$4,677,110
Term Loan, 4.00%, Maturing April 2, 2018	14,318	14,353,652
Term Loan, 4.00%, Maturing October 9, 2019	12,904	12,936,765
Term Loan, 4.00%, Maturing October 30, 2020	3,367	3,375,279
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,138	17,131,339
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	5,593	5,620,553
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	8,965	8,981,767
Term Loan, 4.25%, Maturing December 31, 2019	5,886	5,893,507
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	4,309	4,314,177
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	8,831	8,746,809
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020	1,006	993,919
Term Loan, 4.25%, Maturing May 6, 2020	8,072	8,018,515
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	12,771	12,923,089
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,815	3,833,324
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	3,000	3,035,625

		$139,258,237

Total Senior Floating-Rate Interests (identified cost $9,245,300,903)		$9,223,266,834

Corporate Bonds & Notes — 4.5%

Security	Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	1,000	$1,062,500

		$1,062,500

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	4,200	$4,431,000

		$4,431,000

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.5%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,486,144
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		4,995	5,419,575
8.875%, 12/1/18(7)		7,074	7,622,235
Numericable Group SA
4.875%, 5/15/19(7)(8)		5,225	5,283,781
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	4,060,000
5.625%, 4/15/23(7)	EUR	5,000	7,518,809

			$42,390,544

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,915,625
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	3,000	4,396,163
8.375%, 2/15/19(7)		3,800	4,199,000
7.50%, 5/1/20(7)		2,375	2,606,563
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,693,750
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		12,350	13,183,625

			$36,994,726

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,291,875
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		1,850	1,961,000
3.828%, 10/15/20(7)(9)	EUR	3,000	4,465,212

			$27,718,087

Diversified Financial Services — 0.1%
KION Finance SA
6.75%, 2/15/20(7)	EUR	3,000	$4,591,779

			$4,591,779

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,000	$10,434,307

			$10,434,307

Security		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,045,000
9.00%, 11/15/18(7)	CAD	2,000	1,831,577

			$4,876,577

Electronics / Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(7)	EUR	3,000	$4,370,150

			$4,370,150

Entertainment — 0.2%
Vougeot Bidco PLC
5.578%, 7/15/20(7)(9)	EUR	6,875	$9,681,478
7.875%, 7/15/20(7)	GBP	3,500	6,471,854

			$16,153,332

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		750	$838,125
7.125%, 9/1/18(7)		750	872,813

			$1,710,938

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(7)		2,500	$2,687,500
6.75%, 11/1/20(7)		2,575	2,761,687

			$5,449,187

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,157,500
HJ Heinz Co.
4.25%, 10/15/20(7)		10,000	9,880,000
Picard Groupe SA
4.597%, 8/1/19(7)(9)	EUR	4,000	5,660,274

			$29,697,774

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$19,204,594
5.125%, 8/1/21(7)		13,150	13,478,750

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
4.75%, 5/1/23		4,650	$4,580,250
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,682,875
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,148,437
4.375%, 10/1/21		6,225	5,999,344

			$63,094,250

Home Furnishings — 0.0%(6)
Libbey Glass, Inc.
6.875%, 5/15/20		202	$208,454
Sanitec Corp.
5.037%, 5/15/18(7)(9)	EUR	1,775	2,495,789

			$2,704,243

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(10)		224	$177,248

			$177,248

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		3,000	$3,255,000
Galaxy Bidco, Ltd.
5.521%, 11/15/19(7)(9)(10)	GBP	2,500	4,273,761
Towergate Finance PLC
6.027%, 2/15/18(7)(9)	GBP	7,375	12,623,158

			$20,151,919

Leisure Goods / Activities / Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		2,000	$2,095,000

			$2,095,000

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$4,814,625
9.00%, 2/15/20		2,500	2,193,750
9.00%, 2/15/20		6,350	5,564,187

			$12,572,562

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,828,631
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,397,875

			$5,226,506

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,210,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		5,050	5,201,500
6.00%, 4/15/21(7)	GBP	5,175	9,207,105
5.50%, 1/15/25(7)	GBP	3,000	5,084,192
5.50%, 1/15/25(7)		5,875	5,926,406
Wind Acquisition Finance SA
5.595%, 4/30/19(7)(9)	EUR	4,825	6,809,097
6.50%, 4/30/20(7)		3,150	3,390,187

			$37,828,487

Utilities — 0.3%
Calpine Corp.
7.50%, 2/15/21(7)		7,217	$7,902,615
6.00%, 1/15/22(7)		2,000	2,135,000
7.875%, 1/15/23(7)		6,294	7,080,750
5.875%, 1/15/24(7)		5,000	5,156,250

			$22,274,615

Total Corporate Bonds & Notes (identified cost $336,380,793)			$356,005,731

Asset-Backed Securities — 0.6%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO, Series 2013-14A, Class C1, 3.077%, 4/15/25(7)(9)		$2,400	$2,377,973
Apidos CLO, Series 2013-14A, Class D, 3.727%, 4/15/25(7)(9)		3,000	2,936,256
Apidos CLO, Series 2013-14A, Class E, 4.627%, 4/15/25(7)(9)		1,500	1,355,519
Apidos CLO, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(8)(9)		3,000	2,972,100
Apidos CLO, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(8)(9)		1,500	1,434,000

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Apidos CLO, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(8)(9)	$1,500	$1,385,550
Ares CLO, Ltd., 2.979%, 10/17/24(7)(9)	2,000	1,969,116
Ares CLO, Ltd., 3.729%, 10/17/24(7)(9)	2,000	1,925,092
Ares CLO, Ltd., 5.129%, 10/17/24(7)(9)	2,000	1,866,352
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 2.976%, 7/17/25(7)(9)	2,000	2,011,440
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.676%, 7/17/25(7)(9)	1,670	1,625,343
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.476%, 7/17/25(7)(9)	1,670	1,508,635
Babson Ltd., Series 2013-IA, Class C, 2.928%, 4/20/25(7)(9)	3,150	3,116,361
Babson Ltd., Series 2013-IA, Class D, 3.728%, 4/20/25(7)(9)	2,475	2,425,988
Babson Ltd., Series 2013-IA, Class E, 4.628%, 4/20/25(7)(9)	1,500	1,386,229
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.877%, 7/15/25(7)(9)	2,000	1,969,880
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.627%, 7/15/25(7)(9)	2,000	1,984,792
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.827%, 7/15/25(7)(9)	1,600	1,489,578
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.928%, 4/20/25(7)(9)	2,625	2,577,611
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.728%, 4/20/25(7)(9)	2,900	2,833,175
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.976%, 7/17/25(7)(9)	1,500	1,482,013
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.576%, 7/17/25(7)(9)	1,500	1,443,687
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.726%, 7/17/25(7)(9)	1,800	1,665,590

Total Asset-Backed Securities (identified cost $45,831,736)		$45,742,280

Common Stocks — 0.2%

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(4)(10)	48,926	$2,201,670

		$2,201,670

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(10)(11)	105,043	$590,867

		$590,867

Security	Shares	Value

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(4)(10)(11)	162,236	$671,430
Sanitec Europe Oy E Units(4)(10)(11)	154,721	0

		$671,430

Investment Services — 0.0%
Safelite Realty Corp.(4)(11)(12)	20,048	$0

		$0

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(4)(10)(11)	167,709	$1,760,941
Tropicana Entertainment, Inc.(10)(11)	40,751	725,368

		$2,486,309

Publishing — 0.2%
ION Media Networks, Inc.(4)(10)(11)	13,247	$4,025,763
Media General, Inc.(4)(10)(11)	344,120	4,679,688
MediaNews Group, Inc.(10)(11)	66,239	1,838,129

		$10,543,580

Total Common Stocks (identified cost $5,346,973)		$16,493,856

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)	$69,290	$69,289,947

Total Short-Term Investments (identified cost $69,289,947)		$69,289,947

Total Investments — 123.6% (identified cost $9,702,150,352)		$9,710,798,648

Less Unfunded Loan Commitments — (0.2)%		$(14,869,663)

Net Investments — 123.4% (identified cost $9,687,280,689)		$9,695,928,985

Other Assets, Less Liabilities — (23.4)%		$(1,836,191,582)

Net Assets — 100.0%		$7,859,737,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

CAD	–	Canadian Dollar
DIP	–	Debtor In Possession
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $290,302,616 or 3.7% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $9,617,990,742)	$9,626,639,038
Affiliated investment, at value (identified cost, $69,289,947)	69,289,947
Cash	31,920,877
Restricted cash*	7,600,011
Foreign currency, at value (identified cost, $70,044,530)	70,060,435
Interest receivable	36,087,969
Interest receivable from affiliated investment	6,673
Receivable for investments sold	75,872,034
Receivable for open forward foreign currency exchange contracts	15,175
Prepaid expenses	281,462
Total assets	$9,917,773,621

Liabilities
Notes payable	$1,750,000,000
Payable for investments purchased	281,192,453
Payable for when-issued securities	14,541,650
Payable for open forward foreign currency exchange contracts	6,936,312
Payable to affiliates:
Investment adviser fee	3,236,949
Trustees’ fees	5,667
Accrued expenses	2,123,187
Total liabilities	$2,058,036,218
Net Assets applicable to investors’ interest in Portfolio	$7,859,737,403

Sources of Net Assets
Investors’ capital	$7,858,204,637
Net unrealized appreciation	1,532,766
Total	$7,859,737,403

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income	$208,805,982
Dividends	1,242,653
Interest allocated from affiliated investment	63,085
Expenses allocated from affiliated investment	(7,010)
Total investment income	$210,104,710

Expenses
Investment adviser fee	$18,713,621
Trustees’ fees and expenses	34,000
Custodian fee	1,013,023
Legal and accounting services	286,321
Interest expense and fees	8,857,041
Miscellaneous	134,451
Total expenses	$29,038,457
Deduct —
Reduction of custodian fee	$272
Total expense reductions	$272

Net expenses	$29,038,185

Net investment income	$181,066,525

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$17,670,731
Investment transactions allocated from affiliated investment	358
Foreign currency and forward foreign currency exchange contract transactions	(16,762,145)
Net realized gain	$908,944
Change in unrealized appreciation (depreciation) —
Investments	$(36,212,439)
Foreign currency and forward foreign currency exchange contracts	(3,183,392)
Net change in unrealized appreciation (depreciation)	$(39,395,831)

Net realized and unrealized loss	$(38,486,887)

Net increase in net assets from operations	$142,579,638

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$181,066,525	$252,411,204
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	908,944	12,849,518
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(39,395,831)	19,756,572
Net increase in net assets from operations	$142,579,638	$285,017,294
Capital transactions —
Contributions	$889,494,896	$3,754,947,379
Withdrawals	(286,013,755)	(168,069,419)
Net increase in net assets from capital transactions	$603,481,141	$3,586,877,960

Net increase in net assets	$746,060,779	$3,871,895,254

Net Assets
At beginning of period	$7,113,676,624	$3,241,781,370
At end of period	$7,859,737,403	$7,113,676,624

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2014
Net increase in net assets from operations	$142,579,638
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(2,476,614,458)
Investments sold and principal repayments	1,427,188,974
Increase in short-term investments, net	(68,060,411)
Net amortization/accretion of premium (discount)	(1,237,494)
Decrease in restricted cash	9,890,975
Increase in dividends and interest receivable	(5,714,541)
Increase in interest receivable from affiliated investment	(2,065)
Decrease in receivable for open forward foreign currency exchange contracts	1,620,529
Increase in prepaid expenses	(61,312)
Increase in payable for open forward foreign currency exchange contracts	1,706,551
Increase in payable to affiliate for investment adviser fee	337,824
Increase in accrued expenses	392,352
Decrease in unfunded loan commitments	(2,554,744)
Net change in unrealized (appreciation) depreciation from investments	36,212,439
Net realized gain from investments	(17,670,731)
Return of capital distributions from investments	3,786,788
Net cash used in operating activities	$(948,199,686)

Cash Flows From Financing Activities
Proceeds from capital contributions	$889,494,896
Payments for capital withdrawals	(286,013,755)
Proceeds from notes payable	725,000,000
Repayment of notes payable	(350,000,000)
Net cash provided by financing activities	$978,481,141

Net increase in cash*	$30,281,455

Cash at beginning of period(1)	$71,699,857

Cash at end of period(1)	$101,981,312

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$8,527,981

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $73,239.

(1)	Balance includes foreign currency, at value.

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.53	%(2)	0.52%	0.61%	0.65%	0.72%	0.76%
Interest and fee expense	0.23	%(2)	0.22%	0.34%	0.39%	0.56%	1.31%
Total expenses	0.76	%(2)	0.74%	0.95%	1.04%	1.28%	2.07%
Net investment income	4.74	%(2)	4.97%	5.73%	5.31%	5.15%	5.97%
Portfolio Turnover	16	%(3)	29%	37%	59%	37%	32%

Total Return	1.92	%(3)	6.25%	9.94%	5.54%	14.14%	38.19%

Net assets, end of period (000’s omitted)	$7,859,737		$7,113,677	$3,241,781	$1,645,880	$1,347,695	$1,263,528

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 97.8% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

42

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Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

43

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Notes to Financial Statements (Unaudited) — continued

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee totaled $18,713,621 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,481,299,192 and $1,477,628,791, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,687,864,468

Gross unrealized appreciation	$79,214,364
Gross unrealized depreciation	(71,149,847)

Net unrealized appreciation	$8,064,517

5  Restricted Securities

At April 30, 2014, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

44

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April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/30/14	British Pound Sterling 48,929,789	United States Dollar 81,487,915	Goldman Sachs International	$—	$(1,106,980)	$(1,106,980)
5/30/14	British Pound Sterling 3,000,000	United States Dollar 4,966,494	State Street Bank and Trust	—	(97,593)	(97,593)
5/30/14	Canadian Dollar 29,977,714	United States Dollar 26,836,502	JPMorgan Chase Bank	—	(495,648)	(495,648)
5/30/14	Euro 1,997,500	United States Dollar 2,760,685	Citibank NA	—	(10,384)	(10,384)
5/30/14	Euro 96,197,308	United States Dollar 131,646,978	Citibank NA	—	(1,804,534)	(1,804,534)
5/30/14	Euro 3,918,750	United States Dollar 5,451,534	Deutsche Bank	15,175	—	15,175
6/30/14	British Pound Sterling 48,536,732	United States Dollar 80,606,892	Citibank NA	—	(1,304,919)	(1,304,919)
6/30/14	Euro 105,483,745	United States Dollar 144,957,345	HSBC Bank USA	—	(1,365,019)	(1,365,019)
7/31/14	British Pound Sterling 72,377,509	United States Dollar 121,559,112	HSBC Bank USA	—	(557,762)	(557,762)
7/31/14	Euro 84,626,113	United States Dollar 117,191,088	Goldman Sachs International	—	(193,473)	(193,473)

				$15,175	$(6,936,312)	$(6,921,137)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $6,936,312. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,600,011 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

45

Senior Debt Portfolio

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Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Porfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$15,175	(1)	$(6,936,312	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank	$15,175	$—	$—	$—	$15,175

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank NA	$(3,119,837)	$—	$—	$2,450,011	$(669,826)
Goldman Sachs International	(1,300,453)	—	—	990,000	(310,453)
HSBC Bank USA	(1,922,781)	—	—	1,922,781	—
JPMorgan Chase Bank	(495,648)	—	—	440,000	(55,648)
State Street Bank and Trust	(97,593)	—	—	—	(97,593)

	$(6,936,312)	$—	$—	$5,802,792	$(1,133,520)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

46

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Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and where primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(17,918,023	)(1)	$(3,327,080	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $666,105,000.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $2.315 billion ($2.215 billion prior to March 19, 2014 and $1.7 billion prior to November 11, 2013) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2015, the Portfolio also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2014 totaled $7,405,500 and are included in interest expense in the Statement of Operations. At April 30, 2014, the Portfolio had borrowings outstanding under the Agreement of $1,750,000,000 at an interest rate of 0.20%. The carrying amount of the borrowings at April 30, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2014. For the six months ended April 30, 2014, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,428,314,917 and 0.20%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

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•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,205,669,189	$2,727,982	$9,208,397,171
Corporate Bonds & Notes	—	355,828,483	177,248	356,005,731
Asset-Backed Securities	—	45,742,280	—	45,742,280
Common Stocks	725,368	1,838,129	13,930,359	16,493,856
Short-Term Investments	—	69,289,947	—	69,289,947

Total Investments	$725,368	$9,678,368,028	$16,835,589	$9,695,928,985

Forward Foreign Currency Exchange Contracts	$—	$15,175	$—	$15,175

Total	$725,368	$9,678,383,203	$16,835,589	$9,695,944,160

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(6,936,312)	$—	$(6,936,312)

Total	$—	$(6,936,312)	$—	$(6,936,312)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

49

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

50

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

51

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.14

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	48

Officers and Trustees	51

Important Notices	52

Eaton Vance

Floating-Rate Fund

April 30, 2014

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	1.22%	2.47%	9.44%	4.02%
Class A at NAV	05/05/2003	02/07/2001	1.23	2.40	9.44	4.02
Class A with 2.25% Maximum Sales Charge	—	—	–1.06	0.09	8.95	3.77
Class B at NAV	02/05/2001	02/05/2001	0.95	1.70	8.65	3.26
Class B with 5% Maximum Sales Charge	—	—	–4.03	–3.24	8.36	3.26
Class C at NAV	02/01/2001	02/01/2001	0.84	1.70	8.62	3.25
Class C with 1% Maximum Sales Charge	—	—	–0.16	0.71	8.62	3.25
Class I at NAV	01/30/2001	01/30/2001	1.45	2.73	9.74	4.29
S&P/LSTA Leveraged Loan Index	—	—	2.29%	3.84%	10.68%	5.19%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		0.99%	0.99%	1.74%	1.74%	0.74%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2014

Fund Profile4

Top 10 Issuers (% of total investments)5

Dell Inc.	1.1%
Asurion LLC	1.1
Alliance Boots Holdings Limited	1.0
Valeant Pharmaceuticals International, Inc.	0.9
H.J. Heinz Company	0.9
Virgin Media Investment Holdings Limited	0.8
Intelsat Jackson Holdings S.A.	0.8
FMG Resources (August 2006) Pty Ltd.	0.8
Infor (US), Inc.	0.7
Community Health Systems, Inc.	0.7
Total	8.8%

Top 10 Sectors (% of total investments)5

Health Care	9.0%
Business Equipment and Services	8.3
Electronics/Electrical	8.0
Retailers (Except Food and Drug)	4.7
Cable and Satellite Television	4.4
Food Products	4.3
Financial Intermediaries	4.1
Chemicals and Plastics	4.1
Leisure Goods/Activities/Movies	3.7
Automotive	3.6
Total	54.2%

Credit Quality (% of bond and loan holdings)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,012.20	$4.89	0.98%
Class A	$1,000.00	$1,012.30	$4.89	0.98%
Class B	$1,000.00	$1,009.50	$8.62	1.73%
Class C	$1,000.00	$1,008.40	$8.61	1.73%
Class I	$1,000.00	$1,014.50	$3.65	0.73%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.90	$4.91	0.98%
Class A	$1,000.00	$1,019.90	$4.91	0.98%
Class B	$1,000.00	$1,016.20	$8.65	1.73%
Class C	$1,000.00	$1,016.20	$8.65	1.73%
Class I	$1,000.00	$1,021.20	$3.66	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $15,293,729,838)	$15,312,528,342
Receivable for Fund shares sold	44,435,056
Total assets	$15,356,963,398

Liabilities
Payable for Fund shares redeemed	$81,650,048
Distributions payable	17,292,209
Payable to affiliates:
Administration fee	1,891,966
Distribution and service fees	1,607,106
Trustees’ fees	42
Accrued expenses	1,409,565
Total liabilities	$103,850,936
Net Assets	$15,253,112,462

Sources of Net Assets
Paid-in capital	$15,453,584,796
Accumulated net realized loss from Portfolio	(214,906,954)
Accumulated distributions in excess of net investment income	(4,363,884)
Net unrealized appreciation from Portfolio	18,798,504
Total	$15,253,112,462

Advisers Class Shares
Net Assets	$644,388,217
Shares Outstanding	70,642,214
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.12

Class A Shares
Net Assets	$2,687,138,535
Shares Outstanding	284,833,785
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.65

Class B Shares
Net Assets	$20,543,504
Shares Outstanding	2,255,994
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.11

Class C Shares
Net Assets	$1,077,710,836
Shares Outstanding	118,293,779
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.11

Class I Shares
Net Assets	$10,823,331,370
Shares Outstanding	1,185,904,571
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.13
On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income allocated from Portfolio (net of foreign taxes, $7,808)	$323,071,939
Dividends allocated from Portfolio	1,615,867
Expenses allocated from Portfolio	(38,341,283)
Total investment income from Portfolio	$286,346,523

Expenses
Administration fee	$11,135,991
Distribution and service fees
Advisers Class	835,533
Class A	3,413,951
Class B	109,328
Class C	5,391,889
Trustees’ fees and expenses	250
Custodian fee	34,823
Transfer and dividend disbursing agent fees	3,704,974
Legal and accounting services	118,217
Printing and postage	406,079
Registration fees	787,901
Miscellaneous	30,566
Total expenses	$25,969,502

Net investment income	$260,377,021

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$25,719,919
Foreign currency and forward foreign currency exchange contract transactions	(28,820,124)
Net realized loss	$(3,100,205)
Change in unrealized appreciation (depreciation) —
Investments	$(62,522,073)
Foreign currency and forward foreign currency exchange contracts	(3,992,776)
Net change in unrealized appreciation (depreciation)	$(66,514,849)

Net realized and unrealized loss	$(69,615,054)

Net increase in net assets from operations	$190,761,967

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$260,377,021	$417,532,304
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(3,100,205)	22,441,068
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(66,514,849)	42,846,929
Net increase in net assets from operations	$190,761,967	$482,820,301
Distributions to shareholders —
From net investment income
Advisers Class	$(11,848,980)	$(20,587,354)
Class A	(48,316,845)	(76,134,862)
Class B	(306,271)	(704,213)
Class C	(15,036,808)	(26,579,217)
Class I	(195,775,217)	(293,086,846)
Total distributions to shareholders	$(271,284,121)	$(417,092,492)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$109,291,660	$358,563,769
Class A	509,232,028	1,579,094,932
Class B	468,071	4,417,489
Class C	124,628,755	401,025,469
Class I	2,695,312,009	7,101,699,144
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	11,684,824	20,022,649
Class A	42,437,656	65,546,060
Class B	279,833	634,884
Class C	11,709,908	20,761,468
Class I	97,026,054	132,265,964
Cost of shares redeemed
Advisers Class	(144,965,620)	(230,383,205)
Class A	(525,928,047)	(608,310,715)
Class B	(1,942,743)	(3,703,952)
Class C	(118,360,324)	(152,469,190)
Class I	(1,671,871,315)	(2,391,962,924)
Net asset value of shares exchanged
Class A	1,299,080	3,732,978
Class B	(1,299,080)	(3,732,978)
Net increase in net assets from Fund share transactions	$1,139,002,749	$6,297,201,842

Net increase in net assets	$1,058,480,595	$6,362,929,651

Net Assets
At beginning of period	$14,194,631,867	$7,831,702,216
At end of period	$15,253,112,462	$14,194,631,867

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(4,363,884)	$6,543,216

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.170		$9.090	$8.850	$8.880	$8.450	$7.000

Income (Loss) From Operations
Net investment income(1)	$0.155		$0.339	$0.382	$0.342	$0.345	$0.362
Net realized and unrealized gain (loss)	(0.044)		0.081	0.239	(0.018)	0.488	1.442

Total income from operations	$0.111		$0.420	$0.621	$0.324	$0.833	$1.804

Less Distributions
From net investment income	$(0.161)		$(0.340)	$(0.381)	$(0.341)	$(0.404)	$(0.356)
Tax return of capital	—		—	—	(0.013)	—	—

Total distributions	$(0.161)		$(0.340)	$(0.381)	$(0.354)	$(0.404)	$(0.356)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.001	$0.002

Net asset value — End of period	$9.120		$9.170	$9.090	$8.850	$8.880	$8.450

Total Return(4)	1.22	%(5)	4.69%	7.16%	3.68%	10.08%	26.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$644,388		$671,736	$519,542	$492,206	$432,169	$355,499
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.98	%(8)	0.99%	1.02%	1.01%	1.05%	1.12%
Net investment income	3.40	%(8)	3.70%	4.26%	3.82%	3.96%	4.95%
Portfolio Turnover of the Portfolio	17	%(5)	32%	42%	56%	39%	35%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.480		$9.410	$9.160	$9.180	$8.740	$7.240

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.348	$0.395	$0.355	$0.356	$0.372
Net realized and unrealized gain (loss)	(0.043)		0.074	0.248	(0.010)	0.499	1.494

Total income from operations	$0.117		$0.422	$0.643	$0.345	$0.855	$1.866

Less Distributions
From net investment income	$(0.167)		$(0.352)	$(0.393)	$(0.352)	$(0.416)	$(0.368)
Tax return of capital	—		—	—	(0.013)	—	—

Total distributions	$(0.167)		$(0.352)	$(0.393)	$(0.365)	$(0.416)	$(0.368)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.001	$0.002

Net asset value — End of period	$9.430		$9.480	$9.410	$9.160	$9.180	$8.740

Total Return(4)	1.23	%(5)	4.55%	7.17%	3.79%	10.00%	27.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,687,139		$2,674,354	$1,620,675	$1,450,518	$1,160,014	$946,191
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.98	%(8)	0.99%	1.02%	1.01%	1.04%	1.12%
Net investment income	3.39	%(8)	3.68%	4.26%	3.83%	3.96%	4.90%
Portfolio Turnover of the Portfolio	17	%(5)	32%	42%	56%	39%	35%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.150		$9.080	$8.840	$8.860	$8.440	$6.990

Income (Loss) From Operations
Net investment income(1)	$0.121		$0.273	$0.312	$0.275	$0.280	$0.315
Net realized and unrealized gain (loss)	(0.034)		0.069	0.241	(0.007)	0.479	1.436

Total income from operations	$0.087		$0.342	$0.553	$0.268	$0.759	$1.751

Less Distributions
From net investment income	$(0.127)		$(0.272)	$(0.313)	$(0.277)	$(0.340)	$(0.303)
Tax return of capital	—		—	—	(0.011)	—	—

Total distributions	$(0.127)		$(0.272)	$(0.313)	$(0.288)	$(0.340)	$(0.303)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.001	$0.002

Net asset value — End of period	$9.110		$9.150	$9.080	$8.840	$8.860	$8.440

Total Return(4)	0.95	%(5)	3.80%	6.36%	3.04%	9.17%	25.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,544		$23,143	$25,325	$41,084	$55,067	$66,309
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.73	%(8)	1.74%	1.77%	1.76%	1.80%	1.88%
Net investment income	2.66	%(8)	2.98%	3.49%	3.08%	3.23%	4.38%
Portfolio Turnover of the Portfolio	17	%(5)	32%	42%	56%	39%	35%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.160		$9.080	$8.840	$8.870	$8.440	$6.990

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.269	$0.314	$0.276	$0.279	$0.308
Net realized and unrealized gain (loss)	(0.043)		0.083	0.239	(0.018)	0.491	1.443

Total income from operations	$0.077		$0.352	$0.553	$0.258	$0.770	$1.751

Less Distributions
From net investment income	$(0.127)		$(0.272)	$(0.313)	$(0.277)	$(0.341)	$(0.303)
Tax return of capital	—		—	—	(0.011)	—	—

Total distributions	$(0.127)		$(0.272)	$(0.313)	$(0.288)	$(0.341)	$(0.303)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.001	$0.002

Net asset value — End of period	$9.110		$9.160	$9.080	$8.840	$8.870	$8.440

Total Return(4)	0.84	%(5)	3.92%	6.36%	2.92%	9.29%	25.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,077,711		$1,065,313	$789,512	$782,241	$733,767	$618,351
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.73	%(8)	1.74%	1.77%	1.76%	1.80%	1.87%
Net investment income	2.64	%(8)	2.94%	3.51%	3.08%	3.21%	4.22%
Portfolio Turnover of the Portfolio	17	%(5)	32%	42%	56%	39%	35%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.170		$9.100	$8.860	$8.880	$8.450	$7.000

Income (Loss) From Operations
Net investment income(1)	$0.165		$0.359	$0.403	$0.366	$0.363	$0.372
Net realized and unrealized gain (loss)	(0.032)		0.075	0.240	(0.011)	0.491	1.450

Total income from operations	$0.133		$0.434	$0.643	$0.355	$0.854	$1.822

Less Distributions
From net investment income	$(0.173)		$(0.364)	$(0.403)	$(0.361)	$(0.425)	$(0.374)
Tax return of capital	—		—	—	(0.014)	—	—

Total distributions	$(0.173)		$(0.364)	$(0.403)	$(0.375)	$(0.425)	$(0.374)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.001	$0.002

Net asset value — End of period	$9.130		$9.170	$9.100	$8.860	$8.880	$8.450

Total Return(4)	1.45	%(5)	4.84%	7.41%	4.04%	10.34%	27.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,823,331		$9,760,086	$4,876,648	$5,108,712	$2,794,104	$879,161
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.73	%(8)	0.74%	0.77%	0.76%	0.79%	0.87%
Net investment income	3.63	%(8)	3.91%	4.50%	4.09%	4.16%	4.99%
Portfolio Turnover of the Portfolio	17	%(5)	32%	42%	56%	39%	35%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio) (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.8% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $198,728,203 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($137,194,407), October 31, 2017 ($32,557,773) and October 31, 2018 ($28,976,023). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

14

Eaton Vance

Floating-Rate Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $11,135,991. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $173,423 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $70,302 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $835,533 for Advisers Class shares and $3,413,951 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $81,996 and $4,043,917 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $27,332 and $1,347,972 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $341,000, $20,000 and $108,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

15

Eaton Vance

Floating-Rate Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,160,374,419 and $265,464,470, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	11,912,418	39,131,654
Issued to shareholders electing to receive payments of distributions in Fund shares	1,274,530	2,185,806
Redemptions	(15,810,838)	(25,179,505)

Net increase (decrease)	(2,623,890)	16,137,955

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	53,661,140	166,611,082
Issued to shareholders electing to receive payments of distributions in Fund shares	4,475,183	6,919,770
Redemptions	(55,478,385)	(64,191,460)
Exchange from Class B shares	137,012	394,058

Net increase	2,794,950	109,733,450

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	51,071	483,119
Issued to shareholders electing to receive payments of distributions in Fund shares	30,565	69,452
Redemptions	(212,209)	(405,270)
Exchange to Class A shares	(141,941)	(408,258)

Net decrease	(272,514)	(260,957)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	13,602,077	43,813,965
Issued to shareholders electing to receive payments of distributions in Fund shares	1,279,097	2,268,844
Redemptions	(12,924,879)	(16,666,483)

Net increase	1,956,295	29,416,326

16

Eaton Vance

Floating-Rate Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	293,594,750	774,580,068
Issued to shareholders electing to receive payments of distributions in Fund shares	10,576,176	14,433,181
Redemptions	(182,243,520)	(260,983,390)

Net increase	121,927,406	528,029,859

17

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 91.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020	4,988	$4,998,413
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	10,515	10,490,450
Booz Allen Hamilton Inc.
Term Loan, 5.25%, Maturing July 31, 2019	15,682	15,713,631
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	4,197	4,261,137
Term Loan, 5.00%, Maturing November 2, 2018	9,258	9,399,566
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	47,925	47,845,109
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	4,395	4,414,691
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	28,176	8,828,415
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(4)	13,908	347,689
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	15,426	15,164,147
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	93,111	92,858,817
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	87,015	86,709,387

		$301,031,452

Automotive — 3.6%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	20,396	$20,478,478
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	62,140	62,046,989
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	42,598	42,704,050
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	5,808	5,812,414
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	82,155	82,154,697
Term Loan, 3.25%, Maturing December 31, 2018	44,425	44,114,025
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	12,450	12,442,219
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	18,500	18,569,375
Federal-Mogul Corporation
Term Loan, 4.75%, Maturing March 21, 2021	76,262	75,784,979

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(5)		4,852	$4,737,162
Gates Investments, Inc.
Term Loan, 3.75%, Maturing September 29, 2016		22,843	22,863,960
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,262,578
INA Beteiligungsgesellschaft mbH
Term Loan, 3.14%, Maturing April 22, 2016	EUR	15,456	21,570,970
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,668,547
Term Loan, 4.75%, Maturing January 27, 2017	EUR	958	1,342,317
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,187	24,265,615
Term Loan, 4.75%, Maturing December 18, 2018	EUR	5,431	7,582,135
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,196	5,208,494
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		21,695	21,654,510
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		7,329	7,361,408
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		51,913	52,026,410
Visteon Corporation
Term Loan, Maturing May 27, 2021(3)		20,675	20,542,556

			$641,193,888

Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		8,796	$8,824,151
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	41,075	57,543,374

			$66,367,525

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		8,554	$8,639,098

			$8,639,098

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,522	$30,394,441
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		10,420	10,436,432

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	7,185	$7,195,213
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	16,075	16,133,260
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,979	13,909,520
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	21,343	21,358,757
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,750	1,795,938
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	19,488	19,524,954
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	594	593,426
Term Loan, 3.75%, Maturing March 5, 2020	30,201	30,163,710
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,388	8,426,910
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,723	6,777,246

		$166,709,807

Business Equipment and Services — 8.3%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	74,266	$74,606,135
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	59,553	59,687,359
Allied Security Holdings, LLC
Term Loan, 1.63%, Maturing February 12, 2021(5)	3,421	3,407,685
Term Loan, 4.25%, Maturing February 12, 2021	9,443	9,407,807
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	10,805	10,585,365
Term Loan, 7.75%, Maturing February 21, 2015	4,624	4,550,469
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	20,144	20,144,126
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	8,225	8,242,133
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	25,992	25,905,653
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	6,955	6,969,048
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	15,461	15,443,299
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	15,672	15,717,544

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Campaign Monitor Finance Pty Limited
Term Loan, 5.50%, Maturing March 18, 2021		13,925	$13,681,313
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021		8,575	8,545,905
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,546	17,505,774
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		27,195	27,245,663
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		9,682	9,795,314
Term Loan, 7.02%, Maturing January 30, 2017	EUR	2,912	3,958,736
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,471	7,536,648
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,512	40,233,789
Education Management LLC
Revolving Loan, 5.51%, Maturing June 1, 2015(5)		12,500	10,312,500
Term Loan, 4.25%, Maturing June 1, 2016		11,179	9,320,486
Term Loan, 8.25%, Maturing March 29, 2018		28,040	25,095,546
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,560	59,727,200
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		35,763	35,734,732
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		31,899	30,503,258
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		14,725	14,945,875
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,052	2,048,020
Term Loan, 4.00%, Maturing November 6, 2020		8,022	8,005,894
Term Loan, 5.02%, Maturing November 6, 2020	CAD	11,542	10,548,096
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		21,030	21,056,427
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,468	33,451,110
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,206	17,305,896
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		38,159	38,022,276
Term Loan, 3.75%, Maturing March 17, 2021	EUR	38,503	53,884,174
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,563	22,619,224
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		36,384	36,332,919
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,537,813

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,630	$9,642,098
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		32,991	32,876,779
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		66,080	66,369,205
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		20,494	21,236,704
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		22,945	22,916,050
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		16,313	15,905,449
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,846	25,902,613
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,619,569
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,948	6,862,101
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		24,800	24,945,036
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		3,000	3,076,875
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		82,191	82,149,160
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,929	1,930,054
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		21,952	21,965,857
Term Loan, 4.41%, Maturing January 31, 2017		33,538	33,627,240
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017		13,776	13,798,099
Term Loan, 4.00%, Maturing March 9, 2020		86,355	86,538,516
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,284	16,385,374
TransUnion, LLC
Term Loan, 4.00%, Maturing March 17, 2021		81,975	81,757,274
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,585	1,599,292
Term Loan, 6.00%, Maturing July 28, 2017		8,100	8,170,470
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,841	5,826,398
Term Loan, 5.02%, Maturing February 21, 2019	CAD	4,950	4,524,685
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		59,963	59,302,936

			$1,470,549,045

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 4.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,580	$11,483,426
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,130	7,125,291
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		57,440	57,293,029
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,942	20,640,712
Term Loan, 3.00%, Maturing January 3, 2021		27,855	27,452,279
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		8,276	8,260,372
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		53,074	52,305,480
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,653	28,822,958
MCC Iowa LLC
Term Loan, 1.87%, Maturing January 31, 2015		5,339	5,335,982
Term Loan, 1.87%, Maturing January 31, 2015		5,425	5,422,571
Term Loan, 3.25%, Maturing January 29, 2021		18,386	18,186,886
Mediacom Illinois, LLC
Term Loan, 1.62%, Maturing January 30, 2015		6,242	6,238,163
Term Loan, 3.12%, Maturing October 23, 2017		10,117	10,138,179
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	11,002,061
UPC Financing Partnership
Term Loan, 3.98%, Maturing March 31, 2021	EUR	74,790	104,365,282
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,216,254
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	46,790,395
Term Loan, 3.50%, Maturing June 8, 2020		104,025	103,291,208
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,135	7,140,631
YPSO France SAS
Term Loan, 4.26%, Maturing December 29, 2017	EUR	269	372,632
Term Loan, 4.26%, Maturing December 29, 2017	EUR	4,117	5,711,718
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,488	7,614,311
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,594	7,760,443
Term Loan, 4.26%, Maturing December 29, 2017	EUR	11,502	15,957,022
Term Loan, 4.26%, Maturing December 29, 2017	EUR	13,739	19,060,574
Term Loan, 4.01%, Maturing December 26, 2018	EUR	14,500	20,116,565
Term Loan, 4.51%, Maturing December 31, 2018	EUR	1,317	1,826,928

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo N.V.
Term Loan, 3.25%, Maturing January 15, 2022		11,009	$10,832,750
Term Loan, 3.25%, Maturing January 15, 2022		17,084	16,810,106
Term Loan, 3.50%, Maturing January 15, 2022	EUR	7,381	10,135,073
Term Loan, 3.50%, Maturing January 15, 2022	EUR	11,457	15,732,460
Term Loan, Maturing January 15, 2022(3)	EUR	8,588	11,792,552
Term Loan, Maturing January 15, 2022(3)	EUR	12,150	16,683,472
Term Loan, Maturing January 15, 2022(3)		18,106	17,816,004

			$730,733,769

Chemicals and Plastics — 3.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,393	$10,419,178
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,426	8,949,148
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,393	5,406,011
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		47,367	47,366,663
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		80,160	80,054,346
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,970	5,547,119
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		12,374	12,466,764
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		5,430	5,444,874
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,820	8,886,579
Huntsman International, LLC
Term Loan, 2.44%, Maturing June 30, 2016		276	275,780
Term Loan, 2.69%, Maturing April 19, 2017		7,577	7,569,527
Term Loan, Maturing October 15, 2020(3)		36,275	36,256,862
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	18,505	25,759,573
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		78,925	78,312,349
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,275	8,324,137
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		27,750	27,694,849
Momentive Performance Materials Inc.
DIP Loan, Maturing April 30, 2015(3)		4,850	4,825,750
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,066	1,075,078
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,859	9,895,764

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,686	$12,702,108
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,075,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,975	6,964,057
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,284	5,296,839
Term Loan, 5.51%, Maturing June 8, 2020	CAD	9,090	8,340,165
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		47,335	47,352,809
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,043	6,092,108
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		4,460	4,430,276
Term Loan, 3.50%, Maturing February 15, 2019	EUR	2,993	4,173,555
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,850	19,825,188
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		45,403	45,431,368
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,654	65,630,766
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,894	2,901,136
WR Grace & Co.
Term Loan, 3.00%, Maturing January 31, 2021		8,787	8,748,400
Term Loan, 3.25%, Maturing January 31, 2021	EUR	1,500	2,087,527
Term Loan, 1.00%, Maturing February 3, 2021(5)		3,138	3,124,428

			$631,706,081

Conglomerates — 0.7%
Autobahn Tank & Rast GmbH
Term Loan, 3.81%, Maturing December 4, 2018	EUR	5,950	$8,296,002
Term Loan, 4.06%, Maturing December 10, 2019	EUR	4,950	6,924,605
Financiere SPIE S.A.S.
Term Loan, 4.27%, Maturing August 30, 2018	EUR	1,509	2,106,672
Term Loan, 4.27%, Maturing August 30, 2018	EUR	5,991	8,363,480
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,544	34,630,786
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	18,379	25,625,496
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		20,266	20,279,689
Term Loan, 5.00%, Maturing December 17, 2019	CAD	16,811	15,318,918

			$121,545,648

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		72,307	$71,655,164
Term Loan, 3.75%, Maturing January 6, 2021		43,576	43,381,792
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		30,242	30,388,681
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		7,875	7,856,950
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		2,553	2,578,943
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,729	5,775,472
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,864	4,008,099
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		53,298	53,401,965
Sealed Air Corporation
Term Loan, 3.50%, Maturing October 3, 2018	EUR	637	889,357
Signode Industrial Group US Inc.
Term Loan, Maturing March 21, 2021(3)		26,375	26,313,177
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		6,975	6,981,105

			$253,230,705

Cosmetics / Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		3,979	$3,986,031
Revlon Consumer Products Corporation
Term Loan, 3.25%, Maturing November 20, 2017		5,500	5,497,706
Term Loan, 4.00%, Maturing October 8, 2019		27,531	27,535,295
Sun Products Corporation (The)
Term Loan, 5.52%, Maturing March 23, 2020		40,739	39,363,576

			$76,382,608

Drugs — 2.3%
Akorn, Inc.
Term Loan, 4.50%, Maturing August 27, 2020		12,550	$12,589,118
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,930	19,912,924
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,768	8,855,755
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		12,891	12,913,794
Term Loan, 4.25%, Maturing September 15, 2017		22,396	22,429,863
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		7,375	7,325,831

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		16,100	$16,188,888
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing March 28, 2021		40,650	40,484,595
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,599	36,510,933
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		29,227	29,208,989
Term Loan, 3.75%, Maturing December 11, 2019		51,987	51,949,959
Term Loan, 3.75%, Maturing August 5, 2020		82,984	83,058,752
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		60,649	60,649,442
Term Loan, 3.77%, Maturing April 3, 2017	EUR	2,962	4,132,825

			$406,211,668

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		80,587	$80,092,199

			$80,092,199

Electronics / Electrical — 8.1%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,795,397
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,676	14,703,768
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		15,158	15,196,020
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		48,599	48,852,140
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		9,000	9,022,500
Avago Technologies Limited
Term Loan, Maturing December 16, 2020(3)		109,400	109,784,650
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		5,970	5,974,627
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		25,557	25,564,896
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		21,401	21,962,776
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		6,461	6,473,212
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		21,517	21,565,998

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		28,634	$28,579,937
Dealer Computer Services, Inc.
Term Loan, 2.15%, Maturing April 21, 2016		5,231	5,248,412
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021		9,725	9,704,743
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		23,327	23,279,386
Term Loan, 4.50%, Maturing April 29, 2020		168,991	168,591,888
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,975	6,909,828
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		36,273	36,289,654
Entegris, Inc.
Term Loan, Maturing February 4, 2021(3)		9,500	9,410,938
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		18,163	18,291,695
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,911	11,906,283
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		15,125	15,257,344
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		36,163	36,162,742
Term Loan, 5.00%, Maturing January 15, 2021		6,961	6,991,715
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		53,238	53,170,989
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,216	11,271,979
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,632	8,569,681
Term Loan, 3.75%, Maturing June 3, 2020		113,520	112,901,952
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,919	6,858,066
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,651	59,026,338
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019		22,924	23,066,947
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		17,337	17,236,877
NXP B.V.
Term Loan, 3.75%, Maturing January 11, 2020		36,193	35,966,918
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		18,030	18,046,724
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing March 20, 2021		13,650	13,650,000
Term Loan - Second Lien, 8.00%, Maturing April 1, 2022		4,550	4,548,103

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	10,277	$10,309,518
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	4,250	4,281,875
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	10,848	10,799,786
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	113,585	113,513,561
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	11,350	11,491,875
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	13,581	13,620,788
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 27, 2021	15,175	15,250,875
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	9,011	9,134,440
SkillSoft Corporation
Term Loan, Maturing April 1, 2021(3)	28,150	28,114,812
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	10,106	10,712,625
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	19,967	19,982,346
StoneRiver Group, L.P.
Term Loan, 4.50%, Maturing November 29, 2019	2,856	2,851,189
SumTotal Systems LLC
Term Loan, 6.26%, Maturing November 16, 2018	18,712	18,688,556
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	15,016	15,091,023
Sybil Software LLC
Term Loan, 5.00%, Maturing March 18, 2020	18,550	18,530,671
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	25,671	25,692,866
Wall Street Systems, Inc.
Term Loan, Maturing March 6, 2021(3)	30,325	30,325,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	21,585	21,765,327
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,952	12,979,104

		$1,435,971,360

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,635,687

		$33,635,687

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 3.9%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	9,919	$9,935,285
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,435	12,551,350
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	1,980,000
CB Richard Ellis Services, Inc.
Term Loan, 2.90%, Maturing March 29, 2021	3,465	3,460,697
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	32,081	32,126,293
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	21,828	21,623,004
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	5,000	4,994,530
Term Loan, 4.15%, Maturing March 23, 2018	47,343	47,352,360
Term Loan, 4.15%, Maturing September 24, 2018	41,428	41,441,376
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,797	2,793,254
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	34,913	34,737,937
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	37,278	37,436,105
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,568	4,578,919
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	17,207	17,035,297
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,897	16,939,556
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	47,956	47,636,372
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,522	12,568,706
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	9,071	9,099,493
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	24,076	23,564,357
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	99,115	99,246,593
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	15,285	15,437,724
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,393	46,661,498
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	26,705	25,588,857

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
RCS Capital Corporation
Term Loan, 6.50%, Maturing March 31, 2019		20,375	$20,636,065
Term Loan - Second Lien, 10.50%, Maturing January 16, 2021		1,500	1,543,125
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		7,145	7,171,422
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		26,816	26,703,783
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		6,545	6,561,501
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		12,194	12,377,354
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		51,022	50,718,668

			$694,501,481

Food Products — 4.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		45,649	$45,748,397
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		9,098	9,052,803
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	25,986	26,948,936
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		61,019	60,606,790
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		28,593	28,735,874
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,248	10,305,205
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		16,699	16,815,704
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		20,873	20,862,251
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,276	12,280,619
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		23,267	23,278,321
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		159,842	160,251,800
High Liner Foods Incorporated
Term Loan, Maturing April 24, 2021(3)		16,400	16,359,000
Iglo Foods Midco Limited
Term Loan, 5.27%, Maturing January 31, 2018	EUR	8,000	11,179,438
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	37,110,629
Term Loan, 3.75%, Maturing September 18, 2020		27,910	27,861,773

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		21,245	$21,293,913
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,132,585
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,164	12,082,146
Term Loan, 3.25%, Maturing April 29, 2020		63,409	62,956,070
Regentrealm Limited
Term Loan, 5.02%, Maturing July 29, 2020	GBP	9,603	16,349,678
United Biscuits Holdco Limited
Term Loan, 4.29%, Maturing July 29, 2020	EUR	3,175	4,454,388

			$724,666,320

Food Service — 3.1%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		13,242	$13,208,811
Term Loan, 3.73%, Maturing July 26, 2016		1,509	1,504,142
Term Loan, 3.73%, Maturing July 26, 2016		3,393	3,396,744
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		4,863	4,884,087
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(4)		898	898,479
Term Loan, 10.50%, Maturing July 18, 2017		2,557	2,608,104
Term Loan, 10.50%, Maturing July 19, 2017		1,406	1,434,375
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,871	24,998,989
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		14,300	14,204,662
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		9,799	9,823,689
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		13,150	13,121,241
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,425	25,651,378
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,292	15,362,163
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		68,298	67,709,066
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		46,128	46,228,583
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,208	13,224,672
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		61,723	61,651,141

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,106	$9,117,645
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,094	4,074,444
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		107,832	108,112,685
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		99,757	78,004,661
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		21,993	21,965,284

			$541,185,045

Food / Drug Retailers — 2.7%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,088	$12,132,855
Term Loan, 4.75%, Maturing March 21, 2019		28,699	28,842,720
Alliance Boots Holdings Limited
Term Loan, 3.46%, Maturing July 9, 2015	GBP	7,471	12,627,784
Term Loan, 3.76%, Maturing July 10, 2017	EUR	28,497	39,655,959
Term Loan, 3.96%, Maturing July 10, 2017	GBP	72,250	122,101,264
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		77,939	77,511,955
Iceland Foods Group Limited
Term Loan, 4.27%, Maturing March 8, 2019	EUR	7,950	11,153,508
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,630	4,658,319
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		74,104	74,065,198
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,255,625
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,094	53,022,750

			$469,027,937

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,362	$8,466,335

			$8,466,335

Health Care — 8.6%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,415	$5,416,758
Term Loan, 4.25%, Maturing June 30, 2017		6,745	6,744,750
Term Loan, 4.25%, Maturing June 30, 2017		27,210	27,230,153

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,911	$31,936,386
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		10,149	10,225,105
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		33,168	32,836,267
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,485	9,609,654
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		103,807	104,094,627
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,850,067
Term Loan, 7.25%, Maturing July 31, 2020		2,892	2,910,040
BSN Medical Luxembourg Finance Holding S.a.r.l.
Term Loan, 4.25%, Maturing August 28, 2019	EUR	1,939	2,721,462
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,346	1,345,680
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		25,893	25,887,547
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017		17,648	17,684,411
Term Loan, 4.25%, Maturing January 27, 2021		108,883	109,359,127
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,945	17,979,029
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,407	10,443,805
Term Loan, 4.00%, Maturing November 1, 2019		25,181	25,282,252
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,320	26,331,882
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		10,585	10,452,426
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,505	71,549,807
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,159	4,156,845
Term Loan, 4.75%, Maturing August 28, 2020	EUR	1,633	2,285,911
Term Loan, 4.25%, Maturing August 31, 2020		13,591	13,585,074
Term Loan, 4.75%, Maturing August 31, 2020	EUR	5,367	7,515,365
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,608	39,249,320
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		93,350	92,948,035
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		61,261	61,271,867
Term Loan, 2.98%, Maturing May 1, 2018		50,297	50,302,495

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		27,344	$27,247,769
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,430	22,466,938
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		21,272	21,351,474
Term Loan, 7.75%, Maturing May 15, 2018		14,611	14,555,769
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		27,775	27,536,302
Term Loan, 4.50%, Maturing March 11, 2021	EUR	5,575	7,737,698
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		29,150	28,967,813
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		72,356	72,459,025
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,220,769
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		32,100	31,876,809
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,426	4,433,819
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		12,654	12,748,745
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		9,200	9,257,263
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		11,275	11,310,234
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		44,439	44,614,724
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,424	30,507,415
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		80,159	80,138,624
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021		7,875	7,842,185
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		29,104	29,007,317
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018		25,985	25,960,732
Regionalcare Hospital Partners, Inc.
Term Loan, Maturing April 19, 2019(3)		8,400	8,379,000
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		21,067	21,102,236
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		16,117	16,210,944

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		4,125	$4,114,688
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,591,259
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		17,494	17,505,040
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		16,247	16,105,148
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		31,247	31,204,362
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		18,026	17,924,791
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,495	12,510,599
Universal Health Services, Inc.
Term Loan, 2.40%, Maturing November 15, 2016		1,931	1,940,288

			$1,514,035,926

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021		4,650	$4,620,937
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		49,286	49,408,813
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		33,333	33,187,266

			$87,217,016

Industrial Equipment — 2.2%
Ahlsell Investco AB (Cidron)
Term Loan, 4.81%, Maturing June 28, 2019	EUR	2,000	$2,807,648
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,518	6,537,387
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,496	51,063,307
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,087	5,136,535
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		34,345	34,321,452
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,546	9,124,660
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		42,963	42,842,272
Grede LLC
Term Loan, 4.51%, Maturing May 2, 2018		11,009	11,033,983
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		38,327	38,458,841

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		5,925	$5,917,594
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		24,517	24,577,823
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		14,393	14,419,799
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		84,311	84,161,935
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		16,417	16,416,845
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		5,850	5,868,281
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		15,905	15,878,220
Terex Corporation
Term Loan, 4.00%, Maturing April 28, 2017	EUR	5,645	7,861,428
Unifrax Corporation
Term Loan, 3.48%, Maturing November 28, 2018		3,949	3,943,833
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,325	8,374,434

			$388,746,277

Insurance — 2.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		30,092	$30,120,334
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		6,768	6,782,424
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		16,409	16,425,973
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		153,168	153,423,692
Term Loan, 4.25%, Maturing July 8, 2020		19,130	18,918,644
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		20,075	20,585,246
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		24,460	24,550,678
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		16,434	16,119,214
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		30,557	30,607,648
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,727,909
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020		57,748	57,725,845

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	59,559	$59,410,373

		$439,397,980

Leisure Goods / Activities / Movies — 3.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	51,803	$51,803,438
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,432	36,386,460
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	30,547	30,603,591
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	56,583	56,447,387
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	12,900	12,907,660
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,085	16,119,289
Cinemark USA, Inc.
Term Loan, 3.16%, Maturing December 18, 2019	1,871	1,877,604
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	12,528	12,512,179
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,327	46,645,100
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	17,720	17,860,100
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	21,602	21,601,862
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,631	6,680,229
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,769,406
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,211	40,093,321
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.40%, Maturing June 28, 2019	21,571	21,640,987
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	16,575	16,647,516
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	5,715	5,727,321
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	3,817	3,372,899
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	19,330	19,326,292

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		36,503	$35,763,437
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		19,921	19,986,667
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		6,240	2,480,470
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		39,371	39,026,849
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,985	2,999,925
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		29,202	28,398,763
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		16,426	16,400,218
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,430,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,611	27,400,714
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		40,438	40,311,819

			$655,221,503

Lodging and Casinos — 3.0%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		4,660	$4,636,698
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		12,102	12,109,331
Caesars Entertainment Operating Company
Revolving Loan, 4.86%, Maturing January 27, 2017(5)		15,000	13,462,500
Term Loan, 5.40%, Maturing January 26, 2018		27,162	25,391,893
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		15,910	16,012,045
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		11,318	11,261,534
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 28, 2018	GBP	48,838	82,851,460
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,135	3,211,051
Term Loan, 5.50%, Maturing November 21, 2019		7,314	7,492,452
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		117,902	117,664,081
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing February 19, 2021		22,750	22,693,125

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		35,887	$35,722,035
MGM Resorts International
Term Loan, 2.90%, Maturing December 20, 2017		9,319	9,323,120
Term Loan, 3.50%, Maturing December 20, 2019		42,976	42,774,670
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		14,168	14,150,574
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		11,398	11,447,603
Scandic Hotels Holding AB
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,559,542
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,559,542
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		65,636	65,520,638
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		8,814	8,780,986
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		6,816	6,832,789

			$524,457,669

Nonferrous Metals / Minerals — 1.6%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,961	$18,314,279
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,743	39,712,632
Constellium Holdco B.V.
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,980	2,801,891
Term Loan, 7.00%, Maturing March 25, 2020		9,529	9,695,503
Fairmount Minerals LTD
Term Loan, 3.75%, Maturing March 15, 2017		6,965	7,005,049
Term Loan, 4.50%, Maturing September 5, 2019		37,064	37,221,271
Minerals Technology Inc.
Term Loan, Maturing April 14, 2021(3)		38,400	38,399,539
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		27,450	27,678,741
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,274	14,592,702
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,437	29,418,395
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,951	9,982,484
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	13,105,547

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	6,379	$6,363,272
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,968,750
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	35,182	33,987,150

		$290,247,205

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	42,505	$42,805,581
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	16,292	16,699,433
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	33,863	34,138,325
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	1,712	1,730,149
Term Loan, 9.00%, Maturing June 23, 2017	19,566	19,843,467
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	12,451	12,657,400
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	31,400	31,120,885
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,617	18,566,834
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	12,176	12,590,096
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	109,621	109,581,605
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	14,673	14,874,394
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	11,699	11,694,875
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	18,289,931
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	65,660	65,039,749
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	675	678,584
Term Loan, 4.25%, Maturing December 16, 2020	1,809	1,819,527
Term Loan, 4.25%, Maturing December 16, 2020	13,003	13,080,033
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	2,527	2,543,359
Term Loan, 4.25%, Maturing September 25, 2019	4,137	4,163,941
Term Loan, 4.25%, Maturing October 1, 2019	31,219	31,365,483

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)		15,000	$14,962,500
Term Loan, 4.25%, Maturing November 13, 2018		23,165	23,349,321
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,683	52,982,972

			$554,578,444

Publishing — 3.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,855	$11,929,345
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019		20,619	20,695,891
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019		24,489	24,529,448
Flint Group SA
Term Loan, 5.58%, Maturing December 30, 2016		1,739	1,749,370
Term Loan, 5.65%, Maturing December 30, 2016	EUR	853	1,187,818
Term Loan, 5.58%, Maturing December 31, 2016		7,221	7,264,269
Term Loan, 5.58%, Maturing December 31, 2016		9,672	9,729,762
Term Loan, 5.58%, Maturing December 31, 2016		12,976	13,052,852
Term Loan, 5.65%, Maturing December 31, 2016	EUR	714	993,538
Term Loan, 5.65%, Maturing December 31, 2016	EUR	2,418	3,366,096
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		112,615	108,022,880
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,280	66,266,384
Term Loan, Maturing April 30, 2021(3)		30,245	30,093,464
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		104,360	103,153,052
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		10,505	10,594,602
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		20,890	20,961,504
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		9,707	9,816,345
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,075	6,095,248
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014		259	210,666
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		1,266	1,259,622
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,771	10,887,556

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,653	$20,355,307
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,234	4,528,867
Term Loan, 5.00%, Maturing August 14, 2020		20,752	20,786,578
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 29, 2014		124	123,287
Trader Media Corporation Limited
Term Loan, 4.99%, Maturing June 7, 2017	GBP	2,000	3,394,287
Term Loan, 4.74%, Maturing June 8, 2017	GBP	12,529	21,244,029

			$532,292,067

Radio and Television — 2.4%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		5,292	$5,252,564
Term Loan, 6.90%, Maturing January 30, 2019		16,740	16,626,777
Term Loan, 7.65%, Maturing July 30, 2019		5,384	5,399,870
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		82,158	82,158,421
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018		8,589	8,602,610
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,344	21,981,197
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019		3,662	3,674,194
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,955	7,990,091
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,813	26,909,234
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		13,934	13,916,627
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		15,802	15,781,675
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020		32,541	32,107,476
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,605	9,760,716
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,326	12,384,224
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,514	8,403,400
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		18,580	18,370,851
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,183,506

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Tyrol Acquisitions 2 SAS
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,144	$4,210,785
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,144	4,210,785
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,729	6,328,733
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		65,896	65,654,334
Term Loan, 4.00%, Maturing March 2, 2020		31,629	31,496,637

			$415,404,707

Retailers (Except Food and Drug) — 4.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		32,016	$32,126,453
B&M Retail Limited
Term Loan, 5.27%, Maturing February 18, 2019	GBP	8,152	13,815,479
Term Loan, 5.77%, Maturing February 18, 2020	GBP	18,605	31,589,363
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		44,059	44,113,335
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		74,752	74,051,198
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,001	14,919,244
Douglas Holding AG
Term Loan, 4.79%, Maturing December 12, 2019	EUR	9,961	13,957,942
Term Loan, Maturing July 3, 2020(3)	EUR	3,300	4,621,888
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,501	10,535,915
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,098	20,193,491
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		66,068	66,656,528
J Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021		56,700	56,473,345
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		36,172	35,990,755
Men’s Wearhouse, Inc. (The)
Term Loan, Maturing March 11, 2021(3)		27,750	27,711,844
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,060	46,076,193
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		74,480	74,417,521
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		50,611	50,500,648

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,036	$5,061,371
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,224	36,287,849
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,450	10,495,719
Pier 1 Imports (U.S.), Inc.
Term Loan, Maturing April 23, 2021(3)		9,875	9,850,313
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,402	18,478,607
Term Loan, 4.25%, Maturing August 7, 2019		9,450	9,488,791
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		9,975	9,900,188
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		46,866	46,801,725
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,402	28,196,758
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,259,116
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	86	44,845
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	336	174,381
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	9,880	5,122,970
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	86	44,841
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	336	174,381
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	9,880	5,122,970
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	509	263,339
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	8,717	4,513,681
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	13	332
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	88	2,327
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	900	23,932
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,663	5,432,117

			$832,491,695

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014		26,071	$26,180,644
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		138,432	138,528,827
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		15,990	15,996,789
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,396	19,316,192

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	23,674	$23,687,738
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	9,183	9,152,124
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	11,771	11,795,018
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	2,383	2,380,458
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020	3,491	3,502,886
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	19,937	19,999,161

		$270,539,837

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	5,355	$5,330,063
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	29,150	28,931,375
Term Loan, 3.00%, Maturing March 11, 2018	29,924	29,652,686
Term Loan, 3.75%, Maturing March 12, 2018	24,885	24,859,070
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	35,500	35,389,063
Swift Transportation Co., Inc.
Term Loan, 2.90%, Maturing December 21, 2016	995	997,498
Term Loan, 4.00%, Maturing December 21, 2017	12,074	12,119,462

		$137,279,217

Telecommunications — 2.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	34,460	$34,189,032
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	5,866	5,847,420
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	46,251	46,022,548
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	140,759	140,905,271
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	6,759	6,753,076
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020	6,060	6,117,884
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	34,650	34,483,957

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	27,568	$27,589,717
Term Loan, 4.00%, Maturing April 23, 2019	38,129	38,164,696
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	51,545	51,456,314
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	12,381	12,341,987
Term Loan, 3.50%, Maturing January 23, 2020	6,430	6,407,743

		$410,279,645

Utilities — 1.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	31,122	$31,192,140
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	16,178	15,808,703
Term Loan, 3.25%, Maturing January 31, 2022	17,426	17,115,349
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	9,508	9,536,465
Term Loan, 4.00%, Maturing April 2, 2018	35,208	35,296,482
Term Loan, 4.00%, Maturing October 9, 2019	9,136	9,159,427
Term Loan, 4.00%, Maturing October 30, 2020	6,733	6,750,557
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	26,460	26,450,351
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	10,873	10,927,514
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	10,110	10,129,017
Term Loan, 4.25%, Maturing December 31, 2019	11,113	11,126,558
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	9,549	9,561,148
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	35,552	35,214,155
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020(5)	2,074	2,047,581
Term Loan, 4.25%, Maturing May 6, 2020	16,630	16,519,017
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	27,210	27,533,119
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,406	7,441,159

		$281,808,742

Total Senior Floating-Rate Interests (identified cost $16,236,061,394)		$16,195,845,588

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 4.0%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,250,000

			$4,250,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,703,750

			$8,703,750

Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,486,144
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		10,105	10,963,925
8.875%, 12/1/18(7)		11,000	11,852,500
Numericable Group SA
4.875%, 5/15/19(7)(8)		9,775	9,884,969
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	9,135,000
5.625%, 4/15/23(7)	EUR	5,000	7,518,809

			$61,841,347

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$17,247,969
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	8,000	11,723,102
8.375%, 2/15/19(7)		15,250	16,851,250
7.50%, 5/1/20(7)		14,525	15,941,188
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,387,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		22,775	24,312,312

			$91,463,321

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,502,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,220,500

			$51,723,000

Security		Principal Amount* (000’s omitted)	Value

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,500	$11,303,833

			$11,303,833

Ecological Services and Equipment — 0.0%(6)
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,045,000
9.00%, 11/15/18(7)	CAD	2,000	1,831,577

			$4,876,577

Entertainment — 0.2%
Vougeot Bidco PLC
5.578%, 7/15/20(7)(9)	EUR	18,625	$26,228,005

			$26,228,005

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,598,187
7.125%, 9/1/18(7)		2,325	2,705,719

			$5,303,906

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		16,850	$18,071,625
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,649,015
6.625%, 7/1/20(7)		9,000	9,652,500

			$37,373,140

Food Products — 0.2%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$18,202,500
HJ Heinz Co.
4.25%, 10/15/20(7)		15,000	14,820,000
Picard Groupe SA
4.597%, 8/1/19(7)(9)	EUR	7,500	10,613,014

			$43,635,514

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,647,344
5.125%, 8/1/21(7)		7,500	7,687,500

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
4.75%, 5/1/23		11,975	$11,795,375
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	16,374,375
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		12,500	13,148,437
4.375%, 10/1/21		12,200	11,757,750

			$100,410,781

Home Furnishings — 0.0%(6)
Sanitec Corp.
5.037%, 5/15/18(7)(9)	EUR	4,050	$5,694,618

			$5,694,618

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(10)		1,035	$817,404

			$817,404

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,633,000
Galaxy Bidco, Ltd.
5.521%, 11/15/19(7)(9)	GBP	2,500	4,273,760
Towergate Finance PLC
6.027%, 2/15/18(7)(9)	GBP	9,950	17,030,566

			$31,937,326

Leisure Goods / Activities / Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,142,500

			$3,142,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$21,904,375
9.00%, 2/15/20		6,175	5,418,562
9.00%, 2/15/20		14,975	13,121,844

			$40,444,781

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,623,580
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,994,700

			$18,618,280

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,392,500
Sunrise Communications International SA
5.063%, 12/31/17(7)(9)	EUR	3,000	4,234,884
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		12,025	12,385,750
6.00%, 4/15/21(7)	GBP	12,350	21,972,510
5.50%, 1/15/25(7)	GBP	7,000	11,863,115
5.50%, 1/15/25(7)		10,950	11,045,812
Wind Acquisition Finance SA
5.595%, 4/30/19(7)(9)	EUR	7,775	10,972,171
6.50%, 4/30/20(7)		7,375	7,937,344

			$89,804,086

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(7)		28,767	$31,499,865
6.00%, 1/15/22(7)		3,000	3,202,500
7.875%, 1/15/23(7)		20,860	23,467,500
5.875%, 1/15/24(7)		5,000	5,156,250

			$63,326,115

Total Corporate Bonds & Notes (identified cost $664,000,661)			$700,898,284

Asset-Backed Securities — 0.5%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO, Series 2013-14A, Class C1, 3.077%, 4/15/25(7)(9)		$5,600	$5,548,603
Apidos CLO, Series 2013-14A, Class D, 3.727%, 4/15/25(7)(9)		7,000	6,851,264
Apidos CLO, Series 2013-14A, Class E, 4.627%, 4/15/25(7)(9)		3,500	3,162,877
Ares CLO, Ltd., Series 2013-3A, Class C1, 2.979%, 10/17/24(7)(9)		3,000	2,953,674

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Ares CLO, Ltd., Series 2013-3A, Class D, 3.729%, 10/17/24(7)(9)	$3,000	$2,887,638
Ares CLO, Ltd., Series 2013-3A, Class E, 5.129%, 10/17/24(7)(9)	3,000	2,799,528
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.976%, 7/17/25(7)(9)	4,000	4,022,880
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.676%, 7/17/25(7)(9)	3,330	3,240,953
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.476%, 7/17/25(7)(9)	3,330	3,008,235
Babson CLO Ltd., Series 2005-1A, Class C1, 2.177%, 4/15/19(7)(9)	1,129	1,120,565
Babson CLO Ltd., Series 2013-IA, Class C, 2.928%, 4/20/25(7)(9)	7,175	7,098,378
Babson CLO Ltd., Series 2013-IA, Class D, 3.728%, 4/20/25(7)(9)	5,600	5,489,103
Babson CLO Ltd., Series 2013-IA, Class E, 4.628%, 4/20/25(7)(9)	3,525	3,257,639
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.877%, 7/15/25(7)(9)	5,000	4,924,700
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.627%, 7/15/25(7)(9)	3,000	2,977,188
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.827%, 7/15/25(7)(9)	2,400	2,234,366
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.735%, 3/8/17(7)(9)	985	985,503
Dryden Senior Loan Fund, Series 2013-28A, Class A3L, 2.936%, 8/15/25(7)(9)	3,250	3,231,296
Dryden Senior Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/25(7)(9)	1,400	1,339,498
Dryden Senior Loan Fund, Series 2013-28A, Class B2L, 4.136%, 8/15/25(7)(9)	925	807,463
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.177%, 1/15/18(7)(9)	2,000	1,903,483
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.928%, 4/20/25(7)(9)	6,325	6,210,815
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.728%, 4/20/25(7)(9)	6,950	6,789,851

Total Asset-Backed Securities (identified cost $83,109,102)		$82,845,500

Common Stocks — 0.2%

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(4)(10)	88,506	$3,982,770

		$3,982,770

Security	Shares	Value

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(10)(11)	329,120	$1,851,300

		$1,851,300

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(4)(10)	242,178	$1,002,278
Sanitec Europe Oy E Units(4)(10)(11)	230,960	0

		$1,002,278

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(4)(10)(11)	206,125	$2,164,314

		$2,164,314

Publishing — 0.2%
ION Media Networks, Inc.(4)(10)	28,605	$8,693,059
Media General, Inc.(4)(10)(11)	1,632,198	22,196,261
MediaNews Group, Inc.(10)(11)	162,730	4,515,756

		$35,405,076

Total Common Stocks (identified cost $12,155,610)		$44,405,738

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$820,302	$820,301,994

Total Short-Term Investments (identified cost $820,301,994)		$820,301,994

Total Investments — 101.1% (identified cost $17,815,628,761)		$17,844,297,104

Less Unfunded Loan Commitments — (0.3)%		$(48,273,780)

Net Investments — 100.8% (identified cost $17,767,354,981)		$17,796,023,324

Other Assets, Less Liabilities — (0.8)%		$(146,417,520)

Net Assets — 100.0%		$17,649,605,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $558,111,019 or 3.2% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $16,947,052,987)	$16,975,721,330
Affiliated investment, at value (identified cost, $820,301,994)	820,301,994
Cash	54,057,652
Restricted cash*	15,590,188
Foreign currency, at value (identified cost, $133,560,996)	133,587,359
Interest receivable	64,762,978
Interest receivable from affiliated investment	103,236
Receivable for investments sold	125,893,456
Prepaid expenses	1,635,815
Total assets	$18,191,654,008

Liabilities
Payable for investments purchased	$503,802,139
Payable for when-issued securities	16,250,000
Payable for open forward foreign currency exchange contracts	14,071,241
Payable to affiliates:
Investment adviser fee	6,948,907
Trustees’ fees	5,667
Accrued expenses	970,250
Total liabilities	$542,048,204
Net Assets applicable to investors’ interest in Portfolio	$17,649,605,804

Sources of Net Assets
Investors’ capital	$17,634,566,053
Net unrealized appreciation	15,039,751
Total	$17,649,605,804

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income (net of foreign taxes, $9,524)	$374,912,941
Dividends	2,013,218
Interest allocated from affiliated investment	750,490
Expenses allocated from affiliated investment	(90,107)
Total investment income	$377,586,542

Expenses
Investment adviser fee	$41,225,171
Trustees’ fees and expenses	34,000
Custodian fee	1,820,289
Legal and accounting services	590,465
Miscellaneous	815,324
Total expenses	$44,485,249
Deduct —
Reduction of custodian fee	$58
Total expense reductions	$58

Net expenses	$44,485,191

Net investment income	$333,101,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$36,205,633
Investment transactions allocated from affiliated investment	7,830
Foreign currency and forward foreign currency exchange contract transactions	(33,548,210)
Net realized gain	$2,665,253
Change in unrealized appreciation (depreciation) —
Investments	$(77,997,469)
Foreign currency and forward foreign currency exchange contracts	(4,548,971)
Net change in unrealized appreciation (depreciation)	$(82,546,440)

Net realized and unrealized loss	$(79,881,187)

Net increase in net assets from operations	$253,220,164

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$333,101,351	$541,169,673
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	2,665,253	23,225,622
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(82,546,440)	56,691,655
Net increase in net assets from operations	$253,220,164	$621,086,950
Capital transactions —
Contributions	$1,342,466,867	$7,344,492,544
Withdrawals	(594,123,595)	(750,377,952)
Net increase in net assets from capital transactions	$748,343,272	$6,594,114,592

Net increase in net assets	$1,001,563,436	$7,215,201,542

Net Assets
At beginning of period	$16,648,042,368	$9,432,840,826
At end of period	$17,649,605,804	$16,648,042,368

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52	%(2)	0.52%	0.54%	0.54%	0.57%	0.61%
Net investment income	3.85	%(2)	4.14%	4.72%	4.31%	4.43%	5.41%
Portfolio Turnover	17	%(3)	32%	42%	56%	39%	35%

Total Return	1.56	%(3)	5.08%	7.67%	4.30%	10.51%	27.54%

Net assets, end of period (000’s omitted)	$17,649,606		$16,648,042	$9,432,841	$9,694,334	$6,496,896	$4,294,340

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio, (formerly, Floating Rate Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Short Duration Real Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 86.8%, 0.1%, 12.4%, 0.4%, 0.1% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under

41

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

42

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $41,225,171 or 0.48% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $3,700,292,531 and $2,742,990,918, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,767,907,462

Gross unrealized appreciation	$170,507,274
Gross unrealized depreciation	(142,391,412)

Net unrealized appreciation	$28,115,862

43

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

5/30/14	British Pound Sterling 93,258,500	United States Dollar 155,313,172	Goldman Sachs International	$—	$(2,109,866)	$(2,109,866)
5/30/14	British Pound Sterling 7,000,000	United States Dollar 11,588,486	State Street Bank and Trust Co.	—	(227,716)	(227,716)
5/30/14	Canadian Dollar 44,954,763	United States Dollar 40,244,182	JP Morgan Chase Bank NA	—	(743,277)	(743,277)
5/30/14	Euro 238,567,990	United States Dollar 326,482,680	Citibank NA	—	(4,475,218)	(4,475,218)
6/30/14	British Pound Sterling 83,356,648	United States Dollar 138,433,720	Citibank NA	—	(2,241,058)	(2,241,058)
6/30/14	Euro 1,990,000	United States Dollar 2,753,404	Goldman Sachs International	—	(7,036)	(7,036)
6/30/14	Euro 2,027,500	United States Dollar 2,799,369	Goldman Sachs International	—	(13,088)	(13,088)
6/30/14	Euro 224,337,259	United States Dollar 308,287,626	HSBC Bank USA	—	(2,903,051)	(2,903,051)
7/31/14	British Pound Sterling 132,154,846	United States Dollar 221,956,046	HSBC Bank USA	—	(1,018,423)	(1,018,423)
7/31/14	Euro 145,440,793	United States Dollar 201,407,865	Goldman Sachs International	—	(332,508)	(332,508)

				$—	$(14,071,241)	$(14,071,241)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $14,071,241. At April 30, 2014, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $15,590,188.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

44

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(14,071,241	)(1)

Total	$—	$(14,071,241)
Derivatives not subject to master netting or similar agreements	$—	$—
Total Derivatives subject to master netting or similar agreements	$—	$(14,071,241)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank NA	$(6,716,276)	$—	$—	$5,355,188	$(1,361,088)
Goldman Sachs International	(2,462,498)	—	—	1,970,000	(492,498)
HSBC Bank USA	(3,921,474)	—	—	3,921,474	—
JP Morgan Chase Bank NA	(743,277)	—	—	550,000	(193,277)
State Street Bank and Trust Co.	(227,716)	—	—	—	(227,716)

	$(14,071,241)	$—	$—	$11,796,662	$(2,274,579)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

45

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(31,673,568)	$(4,495,417)

Total	$(31,673,568)	$(4,495,417)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $1,325,000,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.4 billion unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
9  Name Change

Effective April 2, 2014, the name of Eaton Vance Floating Rate Portfolio was changed from Floating Rate Portfolio.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

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Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$16,146,325,640	$1,246,168	$16,147,571,808
Corporate Bonds & Notes	—	700,080,880	817,404	700,898,284
Asset-Backed Securities	—	82,845,500	—	82,845,500
Common Stocks	—	4,515,756	39,889,982	44,405,738
Short-Term Investments	—	820,301,994	—	820,301,994

Total	$—	$17,754,069,770	$41,953,554	$17,796,023,324

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,071,241)	$—	$(14,071,241)

Total	$—	$(14,071,241)	$—	$(14,071,241)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

47

Eaton Vance

Floating-Rate Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

48

Eaton Vance

Floating-Rate Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (formerly Floating Rate Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the experience and abilities of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

49

Eaton Vance

Floating-Rate Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes revised breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

50

Eaton Vance

Floating-Rate Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.14

Eaton Vance Floating-Rate & High Income Fund Semiannual Report April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	48

Officers and Trustees	51

Important Notices	52

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	1.67%	3.04%	10.41%	4.55%
Class A at NAV	05/07/2003	09/07/2000	1.57	2.99	10.39	4.55
Class A with 2.25% Maximum Sales Charge	—	—	–0.70	0.69	9.88	4.30
Class B at NAV	09/05/2000	09/05/2000	1.29	2.28	9.57	3.77
Class B with 5% Maximum Sales Charge	—	—	–3.69	–2.68	9.30	3.77
Class C at NAV	09/05/2000	09/05/2000	1.29	2.28	9.56	3.77
Class C with 1% Maximum Sales Charge	—	—	0.29	1.28	9.56	3.77
Class I at NAV	09/15/2000	09/15/2000	1.79	3.30	10.67	4.82
S&P/LSTA Leveraged Loan Index	—	—	2.29%	3.84%	10.68%	5.19%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		1.07%	1.07%	1.82%	1.82%	0.82%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Fund Profile

Top 10 Issuers (% of total investments)4

Dell Inc.	1.1%
Asurion LLC	1.1
Alliance Boots Holdings Limited	1.0
Valeant Pharmaceuticals International, Inc.	0.9
H.J. Heinz Company	0.9
Virgin Media Investment Holdings Limited	0.8
Intelsat Jackson Holdings S.A.	0.8
FMG Resources (August 2006) Pty Ltd.	0.8
Infor (US), Inc.	0.7
Community Health Systems, Inc.	0.7
Total	8.8%

Top 10 Sectors (% of total investments)4

Health Care	9.0%
Business Equipment and Services	8.3
Electronics/Electrical	8.0
Retailers (Except Food and Drug)	4.7
Cable and Satellite Television	4.4
Food Products	4.3
Financial Intermediaries	4.1
Chemicals and Plastics	4.1
Leisure Goods/Activities/Movies	3.7
Automotive	3.6
Total	54.2%

Portfolio Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)4,5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Top 10 Issuers and Sectors are shown as a percentage of Eaton Vance Floating Rate Portfolio’s total investments. Credit Quality is shown as a percentage of Eaton Vance Floating Rate Portfolio’s bond and loan holdings. Excludes cash and cash equivalents.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,016.70	$5.45	1.09%
Class A	$1,000.00	$1,015.70	$5.45	1.09%
Class B	$1,000.00	$1,012.90	$9.18	1.84%
Class C	$1,000.00	$1,012.90	$9.18	1.84%
Class I	$1,000.00	$1,017.90	$4.20	0.84%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.40	$5.46	1.09%
Class A	$1,000.00	$1,019.40	$5.46	1.09%
Class B	$1,000.00	$1,015.70	$9.20	1.84%
Class C	$1,000.00	$1,015.70	$9.20	1.84%
Class I	$1,000.00	$1,020.60	$4.21	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $2,217,858,059)	$2,189,669,165
Investment in High Income Opportunities Portfolio, at value (identified cost, $376,783,748)	392,569,668
Receivable for Fund shares sold	5,492,995
Total assets	$2,587,731,828
Liabilities
Payable for Fund shares redeemed	$9,900,830
Distributions payable	785,260
Payable to affiliates:
Administration fee	320,515
Distribution and service fees	496,162
Trustees’ fees	42
Accrued expenses	620,226
Total liabilities	$12,123,035
Net Assets	$2,575,608,793
Sources of Net Assets
Paid-in capital	$2,691,343,388
Accumulated net realized loss from Portfolios	(101,164,299)
Accumulated distributions in excess of net investment income	(2,167,322)
Net unrealized depreciation from Portfolios	(12,402,974)
Total	$2,575,608,793
Advisers Class Shares
Net Assets	$325,684,829
Shares Outstanding	36,182,132
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.00
Class A Shares
Net Assets	$1,134,121,726
Shares Outstanding	118,451,080
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.57
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.79
Class B Shares
Net Assets	$6,990,198
Shares Outstanding	777,488
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.99
Class C Shares
Net Assets	$224,310,910
Shares Outstanding	24,971,692
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.98
Class I Shares
Net Assets	$884,501,130
Shares Outstanding	98,206,616
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income allocated from Portfolios (net of foreign taxes, $2,170)	$59,673,442
Dividends allocated from Portfolios	489,308
Expenses allocated from Portfolios	(6,653,935)
Total investment income from Portfolios	$53,508,815

Expenses
Administration fee	$1,924,382
Distribution and service fees
Advisers Class	403,794
Class A	1,464,567
Class B	37,568
Class C	1,124,977
Trustees’ fees and expenses	250
Custodian fee	37,294
Transfer and dividend disbursing agent fees	1,624,975
Legal and accounting services	32,597
Printing and postage	251,520
Registration fees	226,330
Miscellaneous	11,620
Total expenses	$7,139,874

Net investment income	$46,368,941

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$13,753,348
Securities sold short	106,841
Swap contracts	123,765
Foreign currency and forward foreign currency exchange contract transactions	(4,161,980)
Net realized gain	$9,821,974
Change in unrealized appreciation (depreciation) —
Investments	$(13,018,195)
Swap contracts	(74,632)
Foreign currency and forward foreign currency exchange contracts	(590,223)
Net change in unrealized appreciation (depreciation)	$(13,683,050)

Net realized and unrealized loss	$(3,861,076)

Net increase in net assets from operations	$42,507,865

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$46,368,941	$68,485,848
Net realized gain from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	9,821,974	2,599,719
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(13,683,050)	16,571,775
Net increase in net assets from operations	$42,507,865	$87,657,342
Distributions to shareholders —
From net investment income
Advisers Class	$(6,472,505)	$(9,931,195)
Class A	(23,452,677)	(29,342,303)
Class B	(122,908)	(297,975)
Class C	(3,666,362)	(6,922,334)
Class I	(17,807,815)	(22,481,714)
Total distributions to shareholders	$(51,522,267)	$(68,975,521)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$63,618,822	$167,397,477
Class A	192,736,968	977,991,318
Class B	215,615	406,915
Class C	20,686,683	50,266,581
Class I	227,337,262	602,755,415
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	6,440,001	9,841,038
Class A	22,967,916	28,457,331
Class B	107,913	253,144
Class C	2,803,510	5,353,342
Class I	14,249,319	17,704,358
Cost of shares redeemed
Advisers Class	(53,599,185)	(71,461,863)
Class A	(259,770,297)	(221,728,461)
Class B	(779,074)	(1,532,619)
Class C	(23,065,887)	(38,960,684)
Class I	(138,156,105)	(169,696,801)
Net asset value of shares exchanged
Class A	478,448	2,332,554
Class B	(478,448)	(2,332,554)
Net increase in net assets from Fund share transactions	$75,793,461	$1,357,046,491

Net increase in net assets	$66,779,059	$1,375,728,312

Net Assets
At beginning of period	$2,508,829,734	$1,133,101,422
At end of period	$2,575,608,793	$2,508,829,734

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,167,322)	$2,986,004

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.030		$8.920	$8.650	$8.700	$8.260	$6.810

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.354	$0.405	$0.384	$0.395	$0.390
Net realized and unrealized gain (loss)	(0.011)		0.116	0.272	(0.034)	0.519	1.444

Total income from operations	$0.150		$0.470	$0.677	$0.350	$0.914	$1.834

Less Distributions
From net investment income	$(0.180)		$(0.360)	$(0.407)	$(0.384)	$(0.474)	$(0.388)
Tax return of capital	—		—	—	(0.016)	—	—

Total distributions	$(0.180)		$(0.360)	$(0.407)	$(0.400)	$(0.474)	$(0.388)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.004

Net asset value — End of period	$9.000		$9.030	$8.920	$8.650	$8.700	$8.260

Total Return(4)	1.67	%(5)	5.36%	8.01%	4.06%	11.50%	28.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$325,685		$310,392	$201,735	$187,220	$192,804	$134,367
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.09	%(8)	1.07%	1.07%	1.09%	1.11%	1.20%
Net investment income	3.59	%(8)	3.93%	4.62%	4.38%	4.65%	5.56%
Portfolio Turnover of the Fund(9)	6	%(5)	2%	15%	20%	15%	15%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(5)	32%	42%	56%	39%	35%
Portfolio Turnover of High Income Opportunities Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.610		$9.490	$9.200	$9.260	$8.780	$7.240

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.368	$0.432	$0.405	$0.420	$0.413
Net realized and unrealized gain (loss)	(0.022)		0.135	0.291	(0.041)	0.560	1.536

Total income from operations	$0.150		$0.503	$0.723	$0.364	$0.980	$1.949

Less Distributions
From net investment income	$(0.190)		$(0.383)	$(0.433)	$(0.407)	$(0.500)	$(0.413)
Tax return of capital	—		—	—	(0.017)	—	—

Total distributions	$(0.190)		$(0.383)	$(0.433)	$(0.424)	$(0.500)	$(0.413)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.004

Net asset value — End of period	$9.570		$9.610	$9.490	$9.200	$9.260	$8.780

Total Return(4)	1.57	%(5)	5.38%	8.04%	3.97%	11.46%	28.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,134,122		$1,181,582	$386,870	$478,213	$252,028	$180,646
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.09	%(8)	1.07%	1.07%	1.10%	1.11%	1.20%
Net investment income	3.61	%(8)	3.84%	4.63%	4.36%	4.65%	5.47%
Portfolio Turnover of the Fund(9)	6	%(5)	2%	15%	20%	15%	15%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(5)	32%	42%	56%	39%	35%
Portfolio Turnover of High Income Opportunities Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.020		$8.910	$8.640	$8.690	$8.250	$6.810

Income (Loss) From Operations
Net investment income(1)	$0.128		$0.293	$0.337	$0.319	$0.333	$0.348
Net realized and unrealized gain (loss)	(0.012)		0.109	0.272	(0.033)	0.519	1.425

Total income from operations	$0.116		$0.402	$0.609	$0.286	$0.852	$1.773

Less Distributions
From net investment income	$(0.146)		$(0.292)	$(0.339)	$(0.322)	$(0.412)	$(0.337)
Tax return of capital	—		—	—	(0.014)	—	—

Total distributions	$(0.146)		$(0.292)	$(0.339)	$(0.336)	$(0.412)	$(0.337)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.004

Net asset value — End of period	$8.990		$9.020	$8.910	$8.640	$8.690	$8.250

Total Return(4)	1.29	%(5)	4.57%	7.18%	3.31%	10.58%	27.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,990		$7,949	$11,026	$18,615	$24,115	$28,490
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.84	%(8)	1.82%	1.83%	1.84%	1.86%	1.95%
Net investment income	2.86	%(8)	3.26%	3.85%	3.64%	3.93%	5.03%
Portfolio Turnover of the Fund(9)	6	%(5)	2%	15%	20%	15%	15%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(5)	32%	42%	56%	39%	35%
Portfolio Turnover of High Income Opportunities Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.010		$8.900	$8.630	$8.690	$8.240	$6.810

Income (Loss) From Operations
Net investment income(1)	$0.127		$0.289	$0.338	$0.317	$0.332	$0.339
Net realized and unrealized gain (loss)	(0.011)		0.113	0.273	(0.041)	0.530	1.424

Total income from operations	$0.116		$0.402	$0.611	$0.276	$0.862	$1.763

Less Distributions
From net investment income	$(0.146)		$(0.292)	$(0.341)	$(0.322)	$(0.412)	$(0.337)
Tax return of capital	—		—	—	(0.014)	—	—

Total distributions	$(0.146)		$(0.292)	$(0.341)	$(0.336)	$(0.412)	$(0.337)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.004

Net asset value — End of period	$8.980		$9.010	$8.900	$8.630	$8.690	$8.240

Total Return(4)	1.29	%(5)	4.58%	7.21%	3.19%	10.72%	26.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$224,311		$224,682	$205,425	$211,581	$198,350	$183,193
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.84	%(8)	1.82%	1.82%	1.84%	1.86%	1.95%
Net investment income	2.85	%(8)	3.22%	3.87%	3.63%	3.92%	4.82%
Portfolio Turnover of the Fund(9)	6	%(5)	2%	15%	20%	15%	15%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(5)	32%	42%	56%	39%	35%
Portfolio Turnover of High Income Opportunities Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.040		$8.930	$8.660	$8.710	$8.260	$6.820

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.373	$0.427	$0.404	$0.416	$0.399
Net realized and unrealized gain (loss)	(0.011)		0.120	0.273	(0.033)	0.528	1.442

Total income from operations	$0.161		$0.493	$0.700	$0.371	$0.944	$1.841

Less Distributions
From net investment income	$(0.191)		$(0.383)	$(0.430)	$(0.404)	$(0.494)	$(0.405)
Tax return of capital	—		—	—	(0.017)	—	—

Total distributions	$(0.191)		$(0.383)	$(0.430)	$(0.421)	$(0.494)	$(0.405)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.004

Net asset value — End of period	$9.010		$9.040	$8.930	$8.660	$8.710	$8.260

Total Return(4)	1.79	%(5)	5.62%	8.28%	4.31%	11.76%	28.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$884,501		$784,225	$328,045	$234,483	$122,861	$76,745
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.84	%(8)	0.82%	0.82%	0.84%	0.86%	0.96%
Net investment income	3.84	%(8)	4.14%	4.87%	4.61%	4.89%	5.69%
Portfolio Turnover of the Fund(9)	6	%(5)	2%	15%	20%	15%	15%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(5)	32%	42%	56%	39%	35%
Portfolio Turnover of High Income Opportunities Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio) and High Income Opportunities Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio (12.4% and 36.4%, respectively, at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $93,896,969 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($53,348,839), October 31, 2017 ($19,014,413), October 31, 2018 ($16,335,693) and October 31, 2019 ($5,198,024). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

14

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $1,924,382. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2014, the Fund’s allocated portion of adviser fees paid by the Portfolios amounted to $6,128,240 or 0.48% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $7,057 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $16,046 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $403,794 for Advisers Class shares and $1,464,567 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $28,176 and $843,733 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $9,392 and $281,244 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $1,300, $3,000 and $12,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$145,739,583	$126,036,821
High Income Opportunities Portfolio	23,725,049	20,517,623

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	7,040,210	18,587,014
Issued to shareholders electing to receive payments of distributions in Fund shares	712,788	1,092,781
Redemptions	(5,933,658)	(7,928,665)

Net increase	1,819,340	11,751,130

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	20,050,356	102,146,706
Issued to shareholders electing to receive payments of distributions in Fund shares	2,391,061	2,970,022
Redemptions	(27,023,926)	(23,139,975)
Exchange from Class B shares	49,800	243,564

Net increase (decrease)	(4,532,709)	82,220,317

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	23,911	45,301
Issued to shareholders electing to receive payments of distributions in Fund shares	11,959	28,158
Redemptions	(86,330)	(170,350)
Exchange to Class A shares	(53,037)	(259,473)

Net decrease	(103,497)	(356,364)

16

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	2,293,495	5,593,048
Issued to shareholders electing to receive payments of distributions in Fund shares	310,981	595,807
Redemptions	(2,558,169)	(4,336,093)

Net increase	46,307	1,852,762

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	25,142,864	66,897,334
Issued to shareholders electing to receive payments of distributions in Fund shares	1,576,525	1,964,356
Redemptions	(15,279,791)	(18,841,554)

Net increase	11,439,598	50,020,136

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014 and October 31, 2013, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

17

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 91.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020	4,988	$4,998,413
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	10,515	10,490,450
Booz Allen Hamilton Inc.
Term Loan, 5.25%, Maturing July 31, 2019	15,682	15,713,631
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	4,197	4,261,137
Term Loan, 5.00%, Maturing November 2, 2018	9,258	9,399,566
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	47,925	47,845,109
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	4,395	4,414,691
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	28,176	8,828,415
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(4)	13,908	347,689
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	15,426	15,164,147
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	93,111	92,858,817
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	87,015	86,709,387

		$301,031,452

Automotive — 3.6%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	20,396	$20,478,478
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	62,140	62,046,989
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	42,598	42,704,050
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	5,808	5,812,414
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	82,155	82,154,697
Term Loan, 3.25%, Maturing December 31, 2018	44,425	44,114,025
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	12,450	12,442,219
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	18,500	18,569,375
Federal-Mogul Corporation
Term Loan, 4.75%, Maturing March 21, 2021	76,262	75,784,979

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(5)		4,852	$4,737,162
Gates Investments, Inc.
Term Loan, 3.75%, Maturing September 29, 2016		22,843	22,863,960
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,262,578
INA Beteiligungsgesellschaft mbH
Term Loan, 3.14%, Maturing April 22, 2016	EUR	15,456	21,570,970
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,668,547
Term Loan, 4.75%, Maturing January 27, 2017	EUR	958	1,342,317
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,187	24,265,615
Term Loan, 4.75%, Maturing December 18, 2018	EUR	5,431	7,582,135
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,196	5,208,494
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		21,695	21,654,510
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		7,329	7,361,408
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		51,913	52,026,410
Visteon Corporation
Term Loan, Maturing May 27, 2021(3)		20,675	20,542,556

			$641,193,888

Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		8,796	$8,824,151
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	41,075	57,543,374

			$66,367,525

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		8,554	$8,639,098

			$8,639,098

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,522	$30,394,441
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		10,420	10,436,432

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	7,185	$7,195,213
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	16,075	16,133,260
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,979	13,909,520
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	21,343	21,358,757
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,750	1,795,938
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	19,488	19,524,954
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	594	593,426
Term Loan, 3.75%, Maturing March 5, 2020	30,201	30,163,710
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,388	8,426,910
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,723	6,777,246

		$166,709,807

Business Equipment and Services — 8.3%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	74,266	$74,606,135
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	59,553	59,687,359
Allied Security Holdings, LLC
Term Loan, 1.63%, Maturing February 12, 2021(5)	3,421	3,407,685
Term Loan, 4.25%, Maturing February 12, 2021	9,443	9,407,807
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	10,805	10,585,365
Term Loan, 7.75%, Maturing February 21, 2015	4,624	4,550,469
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	20,144	20,144,126
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	8,225	8,242,133
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	25,992	25,905,653
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	6,955	6,969,048
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	15,461	15,443,299
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	15,672	15,717,544

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Campaign Monitor Finance Pty Limited
Term Loan, 5.50%, Maturing March 18, 2021		13,925	$13,681,313
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021		8,575	8,545,905
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,546	17,505,774
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		27,195	27,245,663
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		9,682	9,795,314
Term Loan, 7.02%, Maturing January 30, 2017	EUR	2,912	3,958,736
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,471	7,536,648
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,512	40,233,789
Education Management LLC
Revolving Loan, 5.51%, Maturing June 1, 2015(5)		12,500	10,312,500
Term Loan, 4.25%, Maturing June 1, 2016		11,179	9,320,486
Term Loan, 8.25%, Maturing March 29, 2018		28,040	25,095,546
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,560	59,727,200
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		35,763	35,734,732
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		31,899	30,503,258
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		14,725	14,945,875
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,052	2,048,020
Term Loan, 4.00%, Maturing November 6, 2020		8,022	8,005,894
Term Loan, 5.02%, Maturing November 6, 2020	CAD	11,542	10,548,096
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		21,030	21,056,427
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,468	33,451,110
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,206	17,305,896
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		38,159	38,022,276
Term Loan, 3.75%, Maturing March 17, 2021	EUR	38,503	53,884,174
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,563	22,619,224
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		36,384	36,332,919
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,537,813

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,630	$9,642,098
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		32,991	32,876,779
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		66,080	66,369,205
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		20,494	21,236,704
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		22,945	22,916,050
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		16,313	15,905,449
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,846	25,902,613
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,619,569
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,948	6,862,101
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		24,800	24,945,036
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		3,000	3,076,875
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		82,191	82,149,160
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,929	1,930,054
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		21,952	21,965,857
Term Loan, 4.41%, Maturing January 31, 2017		33,538	33,627,240
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017		13,776	13,798,099
Term Loan, 4.00%, Maturing March 9, 2020		86,355	86,538,516
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,284	16,385,374
TransUnion, LLC
Term Loan, 4.00%, Maturing March 17, 2021		81,975	81,757,274
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,585	1,599,292
Term Loan, 6.00%, Maturing July 28, 2017		8,100	8,170,470
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,841	5,826,398
Term Loan, 5.02%, Maturing February 21, 2019	CAD	4,950	4,524,685
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		59,963	59,302,936

			$1,470,549,045

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 4.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,580	$11,483,426
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,130	7,125,291
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		57,440	57,293,029
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,942	20,640,712
Term Loan, 3.00%, Maturing January 3, 2021		27,855	27,452,279
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		8,276	8,260,372
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		53,074	52,305,480
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,653	28,822,958
MCC Iowa LLC
Term Loan, 1.87%, Maturing January 31, 2015		5,339	5,335,982
Term Loan, 1.87%, Maturing January 31, 2015		5,425	5,422,571
Term Loan, 3.25%, Maturing January 29, 2021		18,386	18,186,886
Mediacom Illinois, LLC
Term Loan, 1.62%, Maturing January 30, 2015		6,242	6,238,163
Term Loan, 3.12%, Maturing October 23, 2017		10,117	10,138,179
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	11,002,061
UPC Financing Partnership
Term Loan, 3.98%, Maturing March 31, 2021	EUR	74,790	104,365,282
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,216,254
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	46,790,395
Term Loan, 3.50%, Maturing June 8, 2020		104,025	103,291,208
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,135	7,140,631
YPSO France SAS
Term Loan, 4.26%, Maturing December 29, 2017	EUR	269	372,632
Term Loan, 4.26%, Maturing December 29, 2017	EUR	4,117	5,711,718
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,488	7,614,311
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,594	7,760,443
Term Loan, 4.26%, Maturing December 29, 2017	EUR	11,502	15,957,022
Term Loan, 4.26%, Maturing December 29, 2017	EUR	13,739	19,060,574
Term Loan, 4.01%, Maturing December 26, 2018	EUR	14,500	20,116,565
Term Loan, 4.51%, Maturing December 31, 2018	EUR	1,317	1,826,928

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo N.V.
Term Loan, 3.25%, Maturing January 15, 2022		11,009	$10,832,750
Term Loan, 3.25%, Maturing January 15, 2022		17,084	16,810,106
Term Loan, 3.50%, Maturing January 15, 2022	EUR	7,381	10,135,073
Term Loan, 3.50%, Maturing January 15, 2022	EUR	11,457	15,732,460
Term Loan, Maturing January 15, 2022(3)	EUR	8,588	11,792,552
Term Loan, Maturing January 15, 2022(3)	EUR	12,150	16,683,472
Term Loan, Maturing January 15, 2022(3)		18,106	17,816,004

			$730,733,769

Chemicals and Plastics — 3.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,393	$10,419,178
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,426	8,949,148
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,393	5,406,011
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		47,367	47,366,663
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		80,160	80,054,346
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,970	5,547,119
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		12,374	12,466,764
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		5,430	5,444,874
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,820	8,886,579
Huntsman International, LLC
Term Loan, 2.44%, Maturing June 30, 2016		276	275,780
Term Loan, 2.69%, Maturing April 19, 2017		7,577	7,569,527
Term Loan, Maturing October 15, 2020(3)		36,275	36,256,862
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	18,505	25,759,573
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		78,925	78,312,349
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,275	8,324,137
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		27,750	27,694,849
Momentive Performance Materials Inc.
DIP Loan, Maturing April 30, 2015(3)		4,850	4,825,750
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,066	1,075,078
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,859	9,895,764

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,686	$12,702,108
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,075,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,975	6,964,057
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,284	5,296,839
Term Loan, 5.51%, Maturing June 8, 2020	CAD	9,090	8,340,165
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		47,335	47,352,809
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,043	6,092,108
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		4,460	4,430,276
Term Loan, 3.50%, Maturing February 15, 2019	EUR	2,993	4,173,555
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,850	19,825,188
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		45,403	45,431,368
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,654	65,630,766
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,894	2,901,136
WR Grace & Co.
Term Loan, 3.00%, Maturing January 31, 2021		8,787	8,748,400
Term Loan, 3.25%, Maturing January 31, 2021	EUR	1,500	2,087,527
Term Loan, 1.00%, Maturing February 3, 2021(5)		3,138	3,124,428

			$631,706,081

Conglomerates — 0.7%
Autobahn Tank & Rast GmbH
Term Loan, 3.81%, Maturing December 4, 2018	EUR	5,950	$8,296,002
Term Loan, 4.06%, Maturing December 10, 2019	EUR	4,950	6,924,605
Financiere SPIE S.A.S.
Term Loan, 4.27%, Maturing August 30, 2018	EUR	1,509	2,106,672
Term Loan, 4.27%, Maturing August 30, 2018	EUR	5,991	8,363,480
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,544	34,630,786
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	18,379	25,625,496
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		20,266	20,279,689
Term Loan, 5.00%, Maturing December 17, 2019	CAD	16,811	15,318,918

			$121,545,648

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		72,307	$71,655,164
Term Loan, 3.75%, Maturing January 6, 2021		43,576	43,381,792
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		30,242	30,388,681
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		7,875	7,856,950
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		2,553	2,578,943
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,729	5,775,472
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,864	4,008,099
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		53,298	53,401,965
Sealed Air Corporation
Term Loan, 3.50%, Maturing October 3, 2018	EUR	637	889,357
Signode Industrial Group US Inc.
Term Loan, Maturing March 21, 2021(3)		26,375	26,313,177
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		6,975	6,981,105

			$253,230,705

Cosmetics / Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		3,979	$3,986,031
Revlon Consumer Products Corporation
Term Loan, 3.25%, Maturing November 20, 2017		5,500	5,497,706
Term Loan, 4.00%, Maturing October 8, 2019		27,531	27,535,295
Sun Products Corporation (The)
Term Loan, 5.52%, Maturing March 23, 2020		40,739	39,363,576

			$76,382,608

Drugs — 2.3%
Akorn, Inc.
Term Loan, 4.50%, Maturing August 27, 2020		12,550	$12,589,118
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,930	19,912,924
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,768	8,855,755
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		12,891	12,913,794
Term Loan, 4.25%, Maturing September 15, 2017		22,396	22,429,863
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		7,375	7,325,831

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		16,100	$16,188,888
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing March 28, 2021		40,650	40,484,595
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,599	36,510,933
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		29,227	29,208,989
Term Loan, 3.75%, Maturing December 11, 2019		51,987	51,949,959
Term Loan, 3.75%, Maturing August 5, 2020		82,984	83,058,752
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		60,649	60,649,442
Term Loan, 3.77%, Maturing April 3, 2017	EUR	2,962	4,132,825

			$406,211,668

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		80,587	$80,092,199

			$80,092,199

Electronics / Electrical — 8.1%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,795,397
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,676	14,703,768
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		15,158	15,196,020
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		48,599	48,852,140
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		9,000	9,022,500
Avago Technologies Limited
Term Loan, Maturing December 16, 2020(3)		109,400	109,784,650
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		5,970	5,974,627
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		25,557	25,564,896
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		21,401	21,962,776
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		6,461	6,473,212
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		21,517	21,565,998

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		28,634	$28,579,937
Dealer Computer Services, Inc.
Term Loan, 2.15%, Maturing April 21, 2016		5,231	5,248,412
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021		9,725	9,704,743
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		23,327	23,279,386
Term Loan, 4.50%, Maturing April 29, 2020		168,991	168,591,888
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,975	6,909,828
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		36,273	36,289,654
Entegris, Inc.
Term Loan, Maturing February 4, 2021(3)		9,500	9,410,938
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		18,163	18,291,695
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,911	11,906,283
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		15,125	15,257,344
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		36,163	36,162,742
Term Loan, 5.00%, Maturing January 15, 2021		6,961	6,991,715
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		53,238	53,170,989
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,216	11,271,979
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,632	8,569,681
Term Loan, 3.75%, Maturing June 3, 2020		113,520	112,901,952
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,919	6,858,066
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,651	59,026,338
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019		22,924	23,066,947
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		17,337	17,236,877
NXP B.V.
Term Loan, 3.75%, Maturing January 11, 2020		36,193	35,966,918
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		18,030	18,046,724
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing March 20, 2021		13,650	13,650,000
Term Loan - Second Lien, 8.00%, Maturing April 1, 2022		4,550	4,548,103

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	10,277	$10,309,518
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	4,250	4,281,875
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	10,848	10,799,786
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	113,585	113,513,561
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	11,350	11,491,875
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	13,581	13,620,788
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 27, 2021	15,175	15,250,875
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	9,011	9,134,440
SkillSoft Corporation
Term Loan, Maturing April 1, 2021(3)	28,150	28,114,812
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	10,106	10,712,625
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	19,967	19,982,346
StoneRiver Group, L.P.
Term Loan, 4.50%, Maturing November 29, 2019	2,856	2,851,189
SumTotal Systems LLC
Term Loan, 6.26%, Maturing November 16, 2018	18,712	18,688,556
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	15,016	15,091,023
Sybil Software LLC
Term Loan, 5.00%, Maturing March 18, 2020	18,550	18,530,671
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	25,671	25,692,866
Wall Street Systems, Inc.
Term Loan, Maturing March 6, 2021(3)	30,325	30,325,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	21,585	21,765,327
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,952	12,979,104

		$1,435,971,360

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,635,687

		$33,635,687

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 3.9%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	9,919	$9,935,285
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,435	12,551,350
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	1,980,000
CB Richard Ellis Services, Inc.
Term Loan, 2.90%, Maturing March 29, 2021	3,465	3,460,697
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	32,081	32,126,293
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	21,828	21,623,004
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	5,000	4,994,530
Term Loan, 4.15%, Maturing March 23, 2018	47,343	47,352,360
Term Loan, 4.15%, Maturing September 24, 2018	41,428	41,441,376
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,797	2,793,254
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	34,913	34,737,937
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	37,278	37,436,105
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,568	4,578,919
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	17,207	17,035,297
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,897	16,939,556
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	47,956	47,636,372
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,522	12,568,706
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	9,071	9,099,493
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	24,076	23,564,357
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	99,115	99,246,593
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	15,285	15,437,724
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,393	46,661,498
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	26,705	25,588,857

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
RCS Capital Corporation
Term Loan, 6.50%, Maturing March 31, 2019		20,375	$20,636,065
Term Loan - Second Lien, 10.50%, Maturing January 16, 2021		1,500	1,543,125
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		7,145	7,171,422
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		26,816	26,703,783
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		6,545	6,561,501
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		12,194	12,377,354
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		51,022	50,718,668

			$694,501,481

Food Products — 4.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		45,649	$45,748,397
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		9,098	9,052,803
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	25,986	26,948,936
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		61,019	60,606,790
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		28,593	28,735,874
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,248	10,305,205
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		16,699	16,815,704
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		20,873	20,862,251
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,276	12,280,619
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		23,267	23,278,321
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		159,842	160,251,800
High Liner Foods Incorporated
Term Loan, Maturing April 24, 2021(3)		16,400	16,359,000
Iglo Foods Midco Limited
Term Loan, 5.27%, Maturing January 31, 2018	EUR	8,000	11,179,438
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	37,110,629
Term Loan, 3.75%, Maturing September 18, 2020		27,910	27,861,773

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		21,245	$21,293,913
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,132,585
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,164	12,082,146
Term Loan, 3.25%, Maturing April 29, 2020		63,409	62,956,070
Regentrealm Limited
Term Loan, 5.02%, Maturing July 29, 2020	GBP	9,603	16,349,678
United Biscuits Holdco Limited
Term Loan, 4.29%, Maturing July 29, 2020	EUR	3,175	4,454,388

			$724,666,320

Food Service — 3.1%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		13,242	$13,208,811
Term Loan, 3.73%, Maturing July 26, 2016		1,509	1,504,142
Term Loan, 3.73%, Maturing July 26, 2016		3,393	3,396,744
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		4,863	4,884,087
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(4)		898	898,479
Term Loan, 10.50%, Maturing July 18, 2017		2,557	2,608,104
Term Loan, 10.50%, Maturing July 19, 2017		1,406	1,434,375
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,871	24,998,989
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		14,300	14,204,662
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		9,799	9,823,689
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		13,150	13,121,241
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,425	25,651,378
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,292	15,362,163
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		68,298	67,709,066
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		46,128	46,228,583
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,208	13,224,672
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		61,723	61,651,141

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,106	$9,117,645
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,094	4,074,444
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		107,832	108,112,685
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		99,757	78,004,661
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		21,993	21,965,284

			$541,185,045

Food / Drug Retailers — 2.7%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,088	$12,132,855
Term Loan, 4.75%, Maturing March 21, 2019		28,699	28,842,720
Alliance Boots Holdings Limited
Term Loan, 3.46%, Maturing July 9, 2015	GBP	7,471	12,627,784
Term Loan, 3.76%, Maturing July 10, 2017	EUR	28,497	39,655,959
Term Loan, 3.96%, Maturing July 10, 2017	GBP	72,250	122,101,264
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		77,939	77,511,955
Iceland Foods Group Limited
Term Loan, 4.27%, Maturing March 8, 2019	EUR	7,950	11,153,508
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,630	4,658,319
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		74,104	74,065,198
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,255,625
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,094	53,022,750

			$469,027,937

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,362	$8,466,335

			$8,466,335

Health Care — 8.6%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,415	$5,416,758
Term Loan, 4.25%, Maturing June 30, 2017		6,745	6,744,750
Term Loan, 4.25%, Maturing June 30, 2017		27,210	27,230,153

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,911	$31,936,386
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		10,149	10,225,105
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		33,168	32,836,267
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,485	9,609,654
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		103,807	104,094,627
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,850,067
Term Loan, 7.25%, Maturing July 31, 2020		2,892	2,910,040
BSN Medical Luxembourg Finance Holding S.a.r.l.
Term Loan, 4.25%, Maturing August 28, 2019	EUR	1,939	2,721,462
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,346	1,345,680
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		25,893	25,887,547
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017		17,648	17,684,411
Term Loan, 4.25%, Maturing January 27, 2021		108,883	109,359,127
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,945	17,979,029
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,407	10,443,805
Term Loan, 4.00%, Maturing November 1, 2019		25,181	25,282,252
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,320	26,331,882
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		10,585	10,452,426
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,505	71,549,807
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,159	4,156,845
Term Loan, 4.75%, Maturing August 28, 2020	EUR	1,633	2,285,911
Term Loan, 4.25%, Maturing August 31, 2020		13,591	13,585,074
Term Loan, 4.75%, Maturing August 31, 2020	EUR	5,367	7,515,365
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,608	39,249,320
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		93,350	92,948,035
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		61,261	61,271,867
Term Loan, 2.98%, Maturing May 1, 2018		50,297	50,302,495

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		27,344	$27,247,769
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,430	22,466,938
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		21,272	21,351,474
Term Loan, 7.75%, Maturing May 15, 2018		14,611	14,555,769
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		27,775	27,536,302
Term Loan, 4.50%, Maturing March 11, 2021	EUR	5,575	7,737,698
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		29,150	28,967,813
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		72,356	72,459,025
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,220,769
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		32,100	31,876,809
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,426	4,433,819
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		12,654	12,748,745
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		9,200	9,257,263
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		11,275	11,310,234
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		44,439	44,614,724
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,424	30,507,415
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		80,159	80,138,624
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021		7,875	7,842,185
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		29,104	29,007,317
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018		25,985	25,960,732
Regionalcare Hospital Partners, Inc.
Term Loan, Maturing April 19, 2019(3)		8,400	8,379,000
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		21,067	21,102,236
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		16,117	16,210,944

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		4,125	$4,114,688
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,591,259
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		17,494	17,505,040
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		16,247	16,105,148
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		31,247	31,204,362
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		18,026	17,924,791
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,495	12,510,599
Universal Health Services, Inc.
Term Loan, 2.40%, Maturing November 15, 2016		1,931	1,940,288

			$1,514,035,926

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021		4,650	$4,620,937
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		49,286	49,408,813
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		33,333	33,187,266

			$87,217,016

Industrial Equipment — 2.2%
Ahlsell Investco AB (Cidron)
Term Loan, 4.81%, Maturing June 28, 2019	EUR	2,000	$2,807,648
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,518	6,537,387
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,496	51,063,307
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,087	5,136,535
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		34,345	34,321,452
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,546	9,124,660
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		42,963	42,842,272
Grede LLC
Term Loan, 4.51%, Maturing May 2, 2018		11,009	11,033,983
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		38,327	38,458,841

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		5,925	$5,917,594
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		24,517	24,577,823
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		14,393	14,419,799
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		84,311	84,161,935
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		16,417	16,416,845
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		5,850	5,868,281
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		15,905	15,878,220
Terex Corporation
Term Loan, 4.00%, Maturing April 28, 2017	EUR	5,645	7,861,428
Unifrax Corporation
Term Loan, 3.48%, Maturing November 28, 2018		3,949	3,943,833
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,325	8,374,434

			$388,746,277

Insurance — 2.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		30,092	$30,120,334
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		6,768	6,782,424
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		16,409	16,425,973
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		153,168	153,423,692
Term Loan, 4.25%, Maturing July 8, 2020		19,130	18,918,644
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		20,075	20,585,246
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		24,460	24,550,678
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		16,434	16,119,214
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		30,557	30,607,648
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,727,909
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020		57,748	57,725,845

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	59,559	$59,410,373

		$439,397,980

Leisure Goods / Activities / Movies — 3.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	51,803	$51,803,438
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,432	36,386,460
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	30,547	30,603,591
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	56,583	56,447,387
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	12,900	12,907,660
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,085	16,119,289
Cinemark USA, Inc.
Term Loan, 3.16%, Maturing December 18, 2019	1,871	1,877,604
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	12,528	12,512,179
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,327	46,645,100
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	17,720	17,860,100
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	21,602	21,601,862
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,631	6,680,229
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,769,406
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,211	40,093,321
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.40%, Maturing June 28, 2019	21,571	21,640,987
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	16,575	16,647,516
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	5,715	5,727,321
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	3,817	3,372,899
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	19,330	19,326,292

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		36,503	$35,763,437
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		19,921	19,986,667
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		6,240	2,480,470
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		39,371	39,026,849
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,985	2,999,925
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		29,202	28,398,763
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		16,426	16,400,218
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,430,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,611	27,400,714
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		40,438	40,311,819

			$655,221,503

Lodging and Casinos — 3.0%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		4,660	$4,636,698
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		12,102	12,109,331
Caesars Entertainment Operating Company
Revolving Loan, 4.86%, Maturing January 27, 2017(5)		15,000	13,462,500
Term Loan, 5.40%, Maturing January 26, 2018		27,162	25,391,893
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		15,910	16,012,045
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		11,318	11,261,534
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 28, 2018	GBP	48,838	82,851,460
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,135	3,211,051
Term Loan, 5.50%, Maturing November 21, 2019		7,314	7,492,452
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		117,902	117,664,081
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing February 19, 2021		22,750	22,693,125

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		35,887	$35,722,035
MGM Resorts International
Term Loan, 2.90%, Maturing December 20, 2017		9,319	9,323,120
Term Loan, 3.50%, Maturing December 20, 2019		42,976	42,774,670
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		14,168	14,150,574
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		11,398	11,447,603
Scandic Hotels Holding AB
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,559,542
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,559,542
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		65,636	65,520,638
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		8,814	8,780,986
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		6,816	6,832,789

			$524,457,669

Nonferrous Metals / Minerals — 1.6%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,961	$18,314,279
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,743	39,712,632
Constellium Holdco B.V.
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,980	2,801,891
Term Loan, 7.00%, Maturing March 25, 2020		9,529	9,695,503
Fairmount Minerals LTD
Term Loan, 3.75%, Maturing March 15, 2017		6,965	7,005,049
Term Loan, 4.50%, Maturing September 5, 2019		37,064	37,221,271
Minerals Technology Inc.
Term Loan, Maturing April 14, 2021(3)		38,400	38,399,539
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		27,450	27,678,741
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,274	14,592,702
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,437	29,418,395
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,951	9,982,484
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	13,105,547

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	6,379	$6,363,272
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,968,750
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	35,182	33,987,150

		$290,247,205

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	42,505	$42,805,581
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	16,292	16,699,433
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	33,863	34,138,325
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	1,712	1,730,149
Term Loan, 9.00%, Maturing June 23, 2017	19,566	19,843,467
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	12,451	12,657,400
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	31,400	31,120,885
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,617	18,566,834
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	12,176	12,590,096
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	109,621	109,581,605
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	14,673	14,874,394
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	11,699	11,694,875
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	18,289,931
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	65,660	65,039,749
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	675	678,584
Term Loan, 4.25%, Maturing December 16, 2020	1,809	1,819,527
Term Loan, 4.25%, Maturing December 16, 2020	13,003	13,080,033
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	2,527	2,543,359
Term Loan, 4.25%, Maturing September 25, 2019	4,137	4,163,941
Term Loan, 4.25%, Maturing October 1, 2019	31,219	31,365,483

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)		15,000	$14,962,500
Term Loan, 4.25%, Maturing November 13, 2018		23,165	23,349,321
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,683	52,982,972

			$554,578,444

Publishing — 3.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,855	$11,929,345
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019		20,619	20,695,891
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019		24,489	24,529,448
Flint Group SA
Term Loan, 5.58%, Maturing December 30, 2016		1,739	1,749,370
Term Loan, 5.65%, Maturing December 30, 2016	EUR	853	1,187,818
Term Loan, 5.58%, Maturing December 31, 2016		7,221	7,264,269
Term Loan, 5.58%, Maturing December 31, 2016		9,672	9,729,762
Term Loan, 5.58%, Maturing December 31, 2016		12,976	13,052,852
Term Loan, 5.65%, Maturing December 31, 2016	EUR	714	993,538
Term Loan, 5.65%, Maturing December 31, 2016	EUR	2,418	3,366,096
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		112,615	108,022,880
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,280	66,266,384
Term Loan, Maturing April 30, 2021(3)		30,245	30,093,464
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		104,360	103,153,052
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		10,505	10,594,602
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		20,890	20,961,504
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		9,707	9,816,345
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,075	6,095,248
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014		259	210,666
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		1,266	1,259,622
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,771	10,887,556

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,653	$20,355,307
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,234	4,528,867
Term Loan, 5.00%, Maturing August 14, 2020		20,752	20,786,578
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 29, 2014		124	123,287
Trader Media Corporation Limited
Term Loan, 4.99%, Maturing June 7, 2017	GBP	2,000	3,394,287
Term Loan, 4.74%, Maturing June 8, 2017	GBP	12,529	21,244,029

			$532,292,067

Radio and Television — 2.4%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		5,292	$5,252,564
Term Loan, 6.90%, Maturing January 30, 2019		16,740	16,626,777
Term Loan, 7.65%, Maturing July 30, 2019		5,384	5,399,870
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		82,158	82,158,421
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018		8,589	8,602,610
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,344	21,981,197
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019		3,662	3,674,194
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,955	7,990,091
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,813	26,909,234
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		13,934	13,916,627
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		15,802	15,781,675
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020		32,541	32,107,476
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,605	9,760,716
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,326	12,384,224
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,514	8,403,400
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		18,580	18,370,851
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,183,506

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Tyrol Acquisitions 2 SAS
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,144	$4,210,785
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,144	4,210,785
Term Loan, 4.27%, (3.27% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,729	6,328,733
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		65,896	65,654,334
Term Loan, 4.00%, Maturing March 2, 2020		31,629	31,496,637

			$415,404,707

Retailers (Except Food and Drug) — 4.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		32,016	$32,126,453
B&M Retail Limited
Term Loan, 5.27%, Maturing February 18, 2019	GBP	8,152	13,815,479
Term Loan, 5.77%, Maturing February 18, 2020	GBP	18,605	31,589,363
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		44,059	44,113,335
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		74,752	74,051,198
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,001	14,919,244
Douglas Holding AG
Term Loan, 4.79%, Maturing December 12, 2019	EUR	9,961	13,957,942
Term Loan, Maturing July 3, 2020(3)	EUR	3,300	4,621,888
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,501	10,535,915
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,098	20,193,491
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		66,068	66,656,528
J Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021		56,700	56,473,345
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		36,172	35,990,755
Men’s Wearhouse, Inc. (The)
Term Loan, Maturing March 11, 2021(3)		27,750	27,711,844
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,060	46,076,193
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		74,480	74,417,521
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		50,611	50,500,648

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,036	$5,061,371
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,224	36,287,849
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,450	10,495,719
Pier 1 Imports (U.S.), Inc.
Term Loan, Maturing April 23, 2021(3)		9,875	9,850,313
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,402	18,478,607
Term Loan, 4.25%, Maturing August 7, 2019		9,450	9,488,791
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		9,975	9,900,188
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		46,866	46,801,725
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,402	28,196,758
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,259,116
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	86	44,845
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	336	174,381
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	9,880	5,122,970
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	86	44,841
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	336	174,381
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	9,880	5,122,970
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	509	263,339
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	8,717	4,513,681
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	13	332
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	88	2,327
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	900	23,932
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,663	5,432,117

			$832,491,695

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014		26,071	$26,180,644
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		138,432	138,528,827
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		15,990	15,996,789
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,396	19,316,192

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	23,674	$23,687,738
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	9,183	9,152,124
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	11,771	11,795,018
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	2,383	2,380,458
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020	3,491	3,502,886
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	19,937	19,999,161

		$270,539,837

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	5,355	$5,330,063
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	29,150	28,931,375
Term Loan, 3.00%, Maturing March 11, 2018	29,924	29,652,686
Term Loan, 3.75%, Maturing March 12, 2018	24,885	24,859,070
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	35,500	35,389,063
Swift Transportation Co., Inc.
Term Loan, 2.90%, Maturing December 21, 2016	995	997,498
Term Loan, 4.00%, Maturing December 21, 2017	12,074	12,119,462

		$137,279,217

Telecommunications — 2.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	34,460	$34,189,032
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	5,866	5,847,420
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	46,251	46,022,548
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	140,759	140,905,271
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	6,759	6,753,076
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020	6,060	6,117,884
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	34,650	34,483,957

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	27,568	$27,589,717
Term Loan, 4.00%, Maturing April 23, 2019	38,129	38,164,696
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	51,545	51,456,314
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	12,381	12,341,987
Term Loan, 3.50%, Maturing January 23, 2020	6,430	6,407,743

		$410,279,645

Utilities — 1.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	31,122	$31,192,140
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	16,178	15,808,703
Term Loan, 3.25%, Maturing January 31, 2022	17,426	17,115,349
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	9,508	9,536,465
Term Loan, 4.00%, Maturing April 2, 2018	35,208	35,296,482
Term Loan, 4.00%, Maturing October 9, 2019	9,136	9,159,427
Term Loan, 4.00%, Maturing October 30, 2020	6,733	6,750,557
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	26,460	26,450,351
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	10,873	10,927,514
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	10,110	10,129,017
Term Loan, 4.25%, Maturing December 31, 2019	11,113	11,126,558
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	9,549	9,561,148
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	35,552	35,214,155
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020(5)	2,074	2,047,581
Term Loan, 4.25%, Maturing May 6, 2020	16,630	16,519,017
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	27,210	27,533,119
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,406	7,441,159

		$281,808,742

Total Senior Floating-Rate Interests (identified cost $16,236,061,394)		$16,195,845,588

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 4.0%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,250,000

			$4,250,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,703,750

			$8,703,750

Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,486,144
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		10,105	10,963,925
8.875%, 12/1/18(7)		11,000	11,852,500
Numericable Group SA
4.875%, 5/15/19(7)(8)		9,775	9,884,969
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	9,135,000
5.625%, 4/15/23(7)	EUR	5,000	7,518,809

			$61,841,347

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$17,247,969
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	8,000	11,723,102
8.375%, 2/15/19(7)		15,250	16,851,250
7.50%, 5/1/20(7)		14,525	15,941,188
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,387,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		22,775	24,312,312

			$91,463,321

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,502,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,220,500

			$51,723,000

Security		Principal Amount* (000’s omitted)	Value

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,500	$11,303,833

			$11,303,833

Ecological Services and Equipment — 0.0%(6)
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,045,000
9.00%, 11/15/18(7)	CAD	2,000	1,831,577

			$4,876,577

Entertainment — 0.2%
Vougeot Bidco PLC
5.578%, 7/15/20(7)(9)	EUR	18,625	$26,228,005

			$26,228,005

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,598,187
7.125%, 9/1/18(7)		2,325	2,705,719

			$5,303,906

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		16,850	$18,071,625
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,649,015
6.625%, 7/1/20(7)		9,000	9,652,500

			$37,373,140

Food Products — 0.2%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$18,202,500
HJ Heinz Co.
4.25%, 10/15/20(7)		15,000	14,820,000
Picard Groupe SA
4.597%, 8/1/19(7)(9)	EUR	7,500	10,613,014

			$43,635,514

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,647,344
5.125%, 8/1/21(7)		7,500	7,687,500

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
4.75%, 5/1/23		11,975	$11,795,375
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	16,374,375
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		12,500	13,148,437
4.375%, 10/1/21		12,200	11,757,750

			$100,410,781

Home Furnishings — 0.0%(6)
Sanitec Corp.
5.037%, 5/15/18(7)(9)	EUR	4,050	$5,694,618

			$5,694,618

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(10)		1,035	$817,404

			$817,404

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,633,000
Galaxy Bidco, Ltd.
5.521%, 11/15/19(7)(9)	GBP	2,500	4,273,760
Towergate Finance PLC
6.027%, 2/15/18(7)(9)	GBP	9,950	17,030,566

			$31,937,326

Leisure Goods / Activities / Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,142,500

			$3,142,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$21,904,375
9.00%, 2/15/20		6,175	5,418,562
9.00%, 2/15/20		14,975	13,121,844

			$40,444,781

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,623,580
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,994,700

			$18,618,280

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,392,500
Sunrise Communications International SA
5.063%, 12/31/17(7)(9)	EUR	3,000	4,234,884
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		12,025	12,385,750
6.00%, 4/15/21(7)	GBP	12,350	21,972,510
5.50%, 1/15/25(7)	GBP	7,000	11,863,115
5.50%, 1/15/25(7)		10,950	11,045,812
Wind Acquisition Finance SA
5.595%, 4/30/19(7)(9)	EUR	7,775	10,972,171
6.50%, 4/30/20(7)		7,375	7,937,344

			$89,804,086

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(7)		28,767	$31,499,865
6.00%, 1/15/22(7)		3,000	3,202,500
7.875%, 1/15/23(7)		20,860	23,467,500
5.875%, 1/15/24(7)		5,000	5,156,250

			$63,326,115

Total Corporate Bonds & Notes (identified cost $664,000,661)			$700,898,284

Asset-Backed Securities — 0.5%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO, Series 2013-14A, Class C1, 3.077%, 4/15/25(7)(9)		$5,600	$5,548,603
Apidos CLO, Series 2013-14A, Class D, 3.727%, 4/15/25(7)(9)		7,000	6,851,264
Apidos CLO, Series 2013-14A, Class E, 4.627%, 4/15/25(7)(9)		3,500	3,162,877
Ares CLO, Ltd., Series 2013-3A, Class C1, 2.979%, 10/17/24(7)(9)		3,000	2,953,674

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Ares CLO, Ltd., Series 2013-3A, Class D, 3.729%, 10/17/24(7)(9)	$3,000	$2,887,638
Ares CLO, Ltd., Series 2013-3A, Class E, 5.129%, 10/17/24(7)(9)	3,000	2,799,528
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.976%, 7/17/25(7)(9)	4,000	4,022,880
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.676%, 7/17/25(7)(9)	3,330	3,240,953
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.476%, 7/17/25(7)(9)	3,330	3,008,235
Babson CLO Ltd., Series 2005-1A, Class C1, 2.177%, 4/15/19(7)(9)	1,129	1,120,565
Babson CLO Ltd., Series 2013-IA, Class C, 2.928%, 4/20/25(7)(9)	7,175	7,098,378
Babson CLO Ltd., Series 2013-IA, Class D, 3.728%, 4/20/25(7)(9)	5,600	5,489,103
Babson CLO Ltd., Series 2013-IA, Class E, 4.628%, 4/20/25(7)(9)	3,525	3,257,639
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.877%, 7/15/25(7)(9)	5,000	4,924,700
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.627%, 7/15/25(7)(9)	3,000	2,977,188
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.827%, 7/15/25(7)(9)	2,400	2,234,366
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.735%, 3/8/17(7)(9)	985	985,503
Dryden Senior Loan Fund, Series 2013-28A, Class A3L, 2.936%, 8/15/25(7)(9)	3,250	3,231,296
Dryden Senior Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/25(7)(9)	1,400	1,339,498
Dryden Senior Loan Fund, Series 2013-28A, Class B2L, 4.136%, 8/15/25(7)(9)	925	807,463
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.177%, 1/15/18(7)(9)	2,000	1,903,483
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.928%, 4/20/25(7)(9)	6,325	6,210,815
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.728%, 4/20/25(7)(9)	6,950	6,789,851

Total Asset-Backed Securities (identified cost $83,109,102)		$82,845,500

Common Stocks — 0.2%

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(4)(10)	88,506	$3,982,770

		$3,982,770

Security	Shares	Value

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(10)(11)	329,120	$1,851,300

		$1,851,300

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(4)(10)	242,178	$1,002,278
Sanitec Europe Oy E Units(4)(10)(11)	230,960	0

		$1,002,278

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(4)(10)(11)	206,125	$2,164,314

		$2,164,314

Publishing — 0.2%
ION Media Networks, Inc.(4)(10)	28,605	$8,693,059
Media General, Inc.(4)(10)(11)	1,632,198	22,196,261
MediaNews Group, Inc.(10)(11)	162,730	4,515,756

		$35,405,076

Total Common Stocks (identified cost $12,155,610)		$44,405,738

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$820,302	$820,301,994

Total Short-Term Investments (identified cost $820,301,994)		$820,301,994

Total Investments — 101.1% (identified cost $17,815,628,761)		$17,844,297,104

Less Unfunded Loan Commitments — (0.3)%		$(48,273,780)

Net Investments — 100.8% (identified cost $17,767,354,981)		$17,796,023,324

Other Assets, Less Liabilities — (0.8)%		$(146,417,520)

Net Assets — 100.0%		$17,649,605,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $558,111,019 or 3.2% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $16,947,052,987)	$16,975,721,330
Affiliated investment, at value (identified cost, $820,301,994)	820,301,994
Cash	54,057,652
Restricted cash*	15,590,188
Foreign currency, at value (identified cost, $133,560,996)	133,587,359
Interest receivable	64,762,978
Interest receivable from affiliated investment	103,236
Receivable for investments sold	125,893,456
Prepaid expenses	1,635,815
Total assets	$18,191,654,008

Liabilities
Payable for investments purchased	$503,802,139
Payable for when-issued securities	16,250,000
Payable for open forward foreign currency exchange contracts	14,071,241
Payable to affiliates:
Investment adviser fee	6,948,907
Trustees’ fees	5,667
Accrued expenses	970,250
Total liabilities	$542,048,204
Net Assets applicable to investors’ interest in Portfolio	$17,649,605,804

Sources of Net Assets
Investors’ capital	$17,634,566,053
Net unrealized appreciation	15,039,751
Total	$17,649,605,804

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income (net of foreign taxes, $9,524)	$374,912,941
Dividends	2,013,218
Interest allocated from affiliated investment	750,490
Expenses allocated from affiliated investment	(90,107)
Total investment income	$377,586,542

Expenses
Investment adviser fee	$41,225,171
Trustees’ fees and expenses	34,000
Custodian fee	1,820,289
Legal and accounting services	590,465
Miscellaneous	815,324
Total expenses	$44,485,249
Deduct —
Reduction of custodian fee	$58
Total expense reductions	$58

Net expenses	$44,485,191

Net investment income	$333,101,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$36,205,633
Investment transactions allocated from affiliated investment	7,830
Foreign currency and forward foreign currency exchange contract transactions	(33,548,210)
Net realized gain	$2,665,253
Change in unrealized appreciation (depreciation) —
Investments	$(77,997,469)
Foreign currency and forward foreign currency exchange contracts	(4,548,971)
Net change in unrealized appreciation (depreciation)	$(82,546,440)

Net realized and unrealized loss	$(79,881,187)

Net increase in net assets from operations	$253,220,164

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$333,101,351	$541,169,673
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	2,665,253	23,225,622
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(82,546,440)	56,691,655
Net increase in net assets from operations	$253,220,164	$621,086,950
Capital transactions —
Contributions	$1,342,466,867	$7,344,492,544
Withdrawals	(594,123,595)	(750,377,952)
Net increase in net assets from capital transactions	$748,343,272	$6,594,114,592

Net increase in net assets	$1,001,563,436	$7,215,201,542

Net Assets
At beginning of period	$16,648,042,368	$9,432,840,826
At end of period	$17,649,605,804	$16,648,042,368

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52	%(2)	0.52%	0.54%	0.54%	0.57%	0.61%
Net investment income	3.85	%(2)	4.14%	4.72%	4.31%	4.43%	5.41%
Portfolio Turnover	17	%(3)	32%	42%	56%	39%	35%

Total Return	1.56	%(3)	5.08%	7.67%	4.30%	10.51%	27.54%

Net assets, end of period (000’s omitted)	$17,649,606		$16,648,042	$9,432,841	$9,694,334	$6,496,896	$4,294,340

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio, (formerly, Floating Rate Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Short Duration Real Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 86.8%, 0.1%, 12.4%, 0.4%, 0.1% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under

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Floating Rate Portfolio

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Notes to Financial Statements (Unaudited) — continued

the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

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Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $41,225,171 or 0.48% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $3,700,292,531 and $2,742,990,918, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,767,907,462

Gross unrealized appreciation	$170,507,274
Gross unrealized depreciation	(142,391,412)

Net unrealized appreciation	$28,115,862

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Floating Rate Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

5/30/14	British Pound Sterling 93,258,500	United States Dollar 155,313,172	Goldman Sachs International	$—	$(2,109,866)	$(2,109,866)
5/30/14	British Pound Sterling 7,000,000	United States Dollar 11,588,486	State Street Bank and Trust Co.	—	(227,716)	(227,716)
5/30/14	Canadian Dollar 44,954,763	United States Dollar 40,244,182	JP Morgan Chase Bank NA	—	(743,277)	(743,277)
5/30/14	Euro 238,567,990	United States Dollar 326,482,680	Citibank NA	—	(4,475,218)	(4,475,218)
6/30/14	British Pound Sterling 83,356,648	United States Dollar 138,433,720	Citibank NA	—	(2,241,058)	(2,241,058)
6/30/14	Euro 1,990,000	United States Dollar 2,753,404	Goldman Sachs International	—	(7,036)	(7,036)
6/30/14	Euro 2,027,500	United States Dollar 2,799,369	Goldman Sachs International	—	(13,088)	(13,088)
6/30/14	Euro 224,337,259	United States Dollar 308,287,626	HSBC Bank USA	—	(2,903,051)	(2,903,051)
7/31/14	British Pound Sterling 132,154,846	United States Dollar 221,956,046	HSBC Bank USA	—	(1,018,423)	(1,018,423)
7/31/14	Euro 145,440,793	United States Dollar 201,407,865	Goldman Sachs International	—	(332,508)	(332,508)

				$—	$(14,071,241)	$(14,071,241)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $14,071,241. At April 30, 2014, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $15,590,188.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

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or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(14,071,241	)(1)

Total	$—	$(14,071,241)
Derivatives not subject to master netting or similar agreements	$—	$—
Total Derivatives subject to master netting or similar agreements	$—	$(14,071,241)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank NA	$(6,716,276)	$—	$—	$5,355,188	$(1,361,088)
Goldman Sachs International	(2,462,498)	—	—	1,970,000	(492,498)
HSBC Bank USA	(3,921,474)	—	—	3,921,474	—
JP Morgan Chase Bank NA	(743,277)	—	—	550,000	(193,277)
State Street Bank and Trust Co.	(227,716)	—	—	—	(227,716)

	$(14,071,241)	$—	$—	$11,796,662	$(2,274,579)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(31,673,568)	$(4,495,417)

Total	$(31,673,568)	$(4,495,417)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $1,325,000,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.4 billion unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Name Change

Effective April 2, 2014, the name of Eaton Vance Floating Rate Portfolio was changed from Floating Rate Portfolio.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

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•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$16,146,325,640	$1,246,168	$16,147,571,808
Corporate Bonds & Notes	—	700,080,880	817,404	700,898,284
Asset-Backed Securities	—	82,845,500	—	82,845,500
Common Stocks	—	4,515,756	39,889,982	44,405,738
Short-Term Investments	—	820,301,994	—	820,301,994

Total	$—	$17,754,069,770	$41,953,554	$17,796,023,324

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,071,241)	$—	$(14,071,241)

Total	$—	$(14,071,241)	$—	$(14,071,241)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

47

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

48

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Eaton Vance Floating Rate Portfolio (formerly Floating Rate Portfolio), High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) invests, each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolios by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

49

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

50

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716 4.30.14

Eaton Vance

Global Dividend Income Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Performance1,2

Portfolio Managers Walter A. Row, III, CFA, CMT, Michael A. Allison, CFA and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/30/2005	11/30/2005	6.36%	14.20%	12.18%	4.26%
Class A with 5.75% Maximum Sales Charge	—	—	0.19	7.64	10.85	3.53
Class C at NAV	11/30/2005	11/30/2005	6.01	13.32	11.33	3.46
Class C with 1% Maximum Sales Charge	—	—	5.01	12.32	11.33	3.46
Class I at NAV	01/31/2006	11/30/2005	6.52	14.41	12.47	4.53
Class R at NAV	01/31/2006	11/30/2005	6.35	13.93	11.87	4.03
MSCI World Index	—	—	6.32%	16.62%	16.02%	6.01%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			1.26%	2.01%	1.01%	1.51%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Fund Profile

Common Stock Sector Allocation (% of total

investments)

Top 10 Common Stock Holdings (% of total

investments)

Skandinaviska Enskilda Banken AB, Class A	1.9%
Occidental Petroleum Corp.	1.6
Apple, Inc.	1.5
Roche Holding AG PC	1.5
Swiss Reinsurance Co., Ltd.	1.5
British American Tobacco PLC	1.4
Total SA	1.3
Telefonaktiebolaget LM Ericsson, Class B	1.2
Chevron Corp.	1.2
Sotheby’s	1.1
Total	14.2%

Country Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,063.60	$6.29	1.23%
Class C	$1,000.00	$1,060.10	$10.11	1.98%
Class I	$1,000.00	$1,065.20	$5.02	0.98%
Class R	$1,000.00	$1,063.50	$7.57	1.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16	1.23%
Class C	$1,000.00	$1,015.00	$9.89	1.98%
Class I	$1,000.00	$1,019.90	$4.91	0.98%
Class R	$1,000.00	$1,017.50	$7.40	1.48%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013.

5

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 87.7%

Security	Shares	Value

Aerospace & Defense — 1.5%
Boeing Co. (The)	28,619	$3,692,423
United Technologies Corp.	24,014	2,841,577

		$6,534,000

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	45,000	$2,650,500

		$2,650,500

Automobiles — 1.4%
Honda Motor Co., Ltd.	94,216	$3,126,527
Toyota Motor Corp.	51,738	2,795,308

		$5,921,835

Banks — 13.1%
Australia and New Zealand Banking Group, Ltd.	114,665	$3,687,371
Banco Bilbao Vizcaya Argentaria SA	101,957	1,255,879
Bank of America Corp.	240,000	3,633,600
BNP Paribas SA	24,730	1,858,323
Citigroup, Inc.	82,637	3,959,139
Intesa Sanpaolo SpA	724,376	2,478,835
JPMorgan Chase & Co.	65,562	3,670,161
Lloyds Banking Group PLC(1)	1,318,762	1,681,702
Mitsubishi UFJ Financial Group, Inc.	603,510	3,210,368
Mizuho Financial Group, Inc.	1,618,520	3,170,045
Natixis	610,960	4,336,994
PNC Financial Services Group, Inc.	22,439	1,885,773
Regions Financial Corp.	202,961	2,058,024
Skandinaviska Enskilda Banken AB, Class A	594,081	8,205,992
Societe Generale	30,752	1,915,148
SunTrust Banks, Inc.	49,851	1,907,299
Svenska Handelsbanken AB, Class A	74,000	3,722,196
Unione di Banche Italiane Scpa	209,610	2,000,830
Westpac Banking Corp.	60,106	1,968,743

		$56,606,422

Beverages — 1.5%
Anheuser-Busch InBev NV	18,536	$2,020,347
Constellation Brands, Inc., Class A(1)	33,256	2,655,159
Diageo PLC	62,000	1,899,667

		$6,575,173

Security	Shares	Value

Biotechnology — 1.4%
Biogen Idec, Inc.(1)	7,500	$2,153,400
Celgene Corp.(1)	7,678	1,128,743
Gilead Sciences, Inc.(1)	33,437	2,624,470

		$5,906,613

Capital Markets — 0.6%
Charles Schwab Corp. (The)	45,354	$1,204,149
UBS AG	71,046	1,485,846

		$2,689,995

Chemicals — 2.9%
Arkema SA	15,573	$1,739,382
BASF SE	15,636	1,813,865
LyondellBasell Industries NV, Class A	43,881	4,058,992
Monsanto Co.	19,295	2,135,957
PPG Industries, Inc.	13,676	2,647,947

		$12,396,143

Commercial Services & Supplies — 0.7%
Brambles, Ltd.	340,000	$2,989,712

		$2,989,712

Communications Equipment — 1.8%
QUALCOMM, Inc.	35,000	$2,754,850
Telefonaktiebolaget LM Ericsson, Class B	432,358	5,213,571

		$7,968,421

Construction & Engineering — 0.4%
Vinci SA	24,513	$1,850,886

		$1,850,886

Consumer Finance — 1.2%
American Express Co.	31,076	$2,716,975
Discover Financial Services	47,038	2,629,424

		$5,346,399

Containers & Packaging — 0.4%
Amcor, Ltd.	183,866	$1,764,555

		$1,764,555

Diversified Consumer Services — 1.1%
Sotheby’s	113,022	$4,753,705

		$4,753,705

6	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 2.3%
Bezeq Israeli Telecommunication Corp., Ltd.	1,034,678	$1,875,071
Deutsche Telekom AG	112,134	1,883,970
Nippon Telegraph & Telephone Corp.	32,943	1,828,098
Telstra Corp., Ltd.	285,780	1,389,492
Verizon Communications, Inc.	67,139	3,137,405

		$10,114,036

Electric Utilities — 1.2%
Duke Energy Corp.	10,000	$744,900
Edison International	37,770	2,136,271
NextEra Energy, Inc.	8,000	798,800
SSE PLC	61,104	1,575,659

		$5,255,630

Electrical Equipment — 2.1%
Emerson Electric Co.	57,235	$3,902,282
Mitsubishi Electric Corp.	108,991	1,241,062
Rockwell Automation, Inc.	32,100	3,825,678

		$8,969,022

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	187,809	$3,927,086

		$3,927,086

Energy Equipment & Services — 0.5%
FMC Technologies, Inc.(1)	36,000	$2,041,200

		$2,041,200

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	32,000	$3,701,760

		$3,701,760

Food Products — 2.8%
Hershey Co. (The)	16,896	$1,626,071
Kerry Group PLC, Class A	28,491	2,248,585
Mondelez International, Inc., Class A	102,000	3,636,300
Nestle SA	60,000	4,637,056

		$12,148,012

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	61,159	$2,369,299
Covidien PLC	25,463	1,814,239

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.	50,000	$2,941,000

		$7,124,538

Hotels, Restaurants & Leisure — 0.7%
Accor SA	23,490	$1,150,060
Compass Group PLC	130,000	2,070,763

		$3,220,823

Household Durables — 0.4%
Mohawk Industries, Inc.(1)	12,942	$1,713,650

		$1,713,650

Household Products — 1.0%
Reckitt Benckiser Group PLC	24,000	$1,937,423
Svenska Cellulosa AB SCA, Class B	93,134	2,618,279

		$4,555,702

Industrial Conglomerates — 2.1%
Danaher Corp.	40,000	$2,935,200
Koninklijke Philips NV	75,484	2,416,481
Siemens AG	27,000	3,561,846

		$8,913,527

Insurance — 5.0%
ACE, Ltd.	16,343	$1,672,216
Aflac, Inc.	34,424	2,159,073
Allianz SE	12,111	2,107,676
AXA SA(2)	146,250	3,816,541
MetLife, Inc.	55,000	2,879,250
Prudential PLC	113,118	2,600,482
Swiss Reinsurance Co., Ltd.	71,812	6,279,319

		$21,514,557

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	10,500	$3,193,365
Netflix, Inc.(1)	5,000	1,610,200

		$4,803,565

Internet Software & Services — 3.0%
eBay, Inc.(1)	50,000	$2,591,500
Facebook, Inc., Class A(1)	28,801	1,721,724
Google, Inc., Class A(1)	8,000	4,279,040

7	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Google, Inc., Class C(1)	8,000	$4,213,280

		$12,805,544

IT Services — 0.4%
Visa, Inc., Class A	8,140	$1,649,245

		$1,649,245

Machinery — 1.4%
Caterpillar, Inc.	40,000	$4,216,000
Deere & Co.	20,518	1,915,150

		$6,131,150

Media — 2.5%
Comcast Corp., Class A	71,739	$3,713,211
Walt Disney Co. (The)	45,000	3,570,300
WPP PLC	170,327	3,672,521

		$10,956,032

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	83,957	$2,885,602

		$2,885,602

Multi-Utilities — 0.9%
National Grid PLC	137,258	$1,950,882
Sempra Energy	19,320	1,905,145

		$3,856,027

Multiline Retail — 1.3%
Dollar General Corp.(1)	33,983	$1,918,000
Macy’s, Inc.	32,255	1,852,405
Marks & Spencer Group PLC	224,453	1,678,081

		$5,448,486

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	40,274	$5,055,193
Exxon Mobil Corp.	28,562	2,925,034
Occidental Petroleum Corp.	73,863	7,072,382
Phillips 66	52,120	4,337,426
Range Resources Corp.	16,408	1,484,104
Statoil ASA	68,789	2,097,060
Total SA	77,630	5,553,973

		$28,525,172

Security	Shares	Value

Paper & Forest Products — 0.4%
International Paper Co.	33,708	$1,572,478

		$1,572,478

Pharmaceuticals — 8.2%
Astellas Pharma, Inc.	210,400	$2,345,852
AstraZeneca PLC	50,210	3,963,306
Bayer AG	13,856	1,926,561
Chugai Pharmaceutical Co., Ltd.	111,134	2,804,897
Johnson & Johnson	19,698	1,995,210
Merck & Co., Inc.	69,452	4,067,109
Novartis AG	35,780	3,110,445
Roche Holding AG PC	21,720	6,371,477
Sanofi	24,996	2,697,564
Shire PLC ADR	18,593	3,193,348
Takeda Pharmaceutical Co., Ltd.	66,938	3,010,880

		$35,486,649

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	13,490	$1,842,060

		$1,842,060

Real Estate Management & Development — 0.6%
Cheung Kong (Holdings), Ltd.	158,059	$2,695,142

		$2,695,142

Semiconductors & Semiconductor Equipment — 0.8%
NXP Semiconductors NV(1)	55,000	$3,279,100

		$3,279,100

Software — 1.3%
Microsoft Corp.	73,086	$2,952,674
SAP AG	34,814	2,813,912

		$5,766,586

Specialty Retail — 1.9%
AutoNation, Inc.(1)	36,100	$1,912,939
Home Depot, Inc. (The)	21,088	1,676,707
Industria de Diseno Textil SA	12,825	1,926,917
Kingfisher PLC	377,198	2,669,195

		$8,185,758

8	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	11,000	$6,490,990
Lenovo Group, Ltd.	1,209,272	1,374,906

		$7,865,896

Textiles, Apparel & Luxury Goods — 1.7%
Adidas AG	20,892	$2,233,390
Compagnie Financiere Richemont SA, Class A	17,594	1,790,014
NIKE, Inc., Class B	17,952	1,309,598
Pandora A/S	28,168	1,898,820

		$7,231,822

Tobacco — 2.3%
Altria Group, Inc.	50,000	$2,005,500
British American Tobacco PLC	104,717	6,046,876
Japan Tobacco, Inc.	57,615	1,893,721

		$9,946,097

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC ADR	518,181	$1,967,330

		$1,967,330

Total Common Stocks (identified cost $339,117,934)		$380,053,643

Preferred Stocks — 7.9%

Security	Shares	Value

Banks — 4.4%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,021,442
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	869	840,243
Barclays Bank PLC, 8.25% to 12/15/18(3)	1,180	1,274,789
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	634	636,641
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	6,100	163,747
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	8,600	883,382
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	115,089
Farm Credit Bank of Texas, Series 1, 10.00%	780	955,256
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)	460	434,535
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(3)(4)	500	748,351
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	1,085	1,101,458
KeyCorp, Series A, 7.75%	8,409	1,096,281
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	1,045	1,146,456
Morgan Stanley Capital Trust III, 6.25%	19,500	495,300
Regions Financial Corp., Series A, 6.375%	37,186	894,695

Security	Shares	Value

Banks (continued)
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	674	$749,209
Royal Bank of Scotland Group PLC, Series T, 7.25%	30,500	774,395
Societe Generale, 7.875% to 12/18/23(3)(4)	781	839,375
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	10.49	1,165,413
SunTrust Banks, Inc., Series E, 5.875%	34,002	789,577
Texas Capital Bancshares, Inc., 6.50%	20,005	477,919
Texas Capital Bancshares, Inc., Series A, 6.50%	17,500	424,375
Webster Financial Corp., Series E, 6.40%	19,935	480,663
Wells Fargo & Co., Series L, 7.50%	890	1,063,092
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	600	633,801

		$19,205,484

Capital Markets — 0.5%
Affiliated Managers Group, Inc., 6.375%	19,605	$488,213
Bank of New York Mellon Corp. (The), 5.20%	13,715	322,028
Goldman Sachs Group, Inc. (The), Series I, 5.95%	26,500	614,005
State Street Corp., Series D, 5.90% to 3/15/24(3)	25,450	659,728

		$2,083,974

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	37,300	$895,573
Discover Financial Services, Series B, 6.50%	49,500	1,248,330

		$2,143,903

Diversified Financial Services — 0.3%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	1.42	$167,379
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	2.10	234,058
KKR Financial Holdings, LLC, Series A, 7.375%	38,000	963,064
Morgan Stanley, Series G, 6.625%	4,350	108,728
UBS AG, 7.625%	1	1,206

		$1,474,435

Electric Utilities — 0.6%
AES Gener SA, 8.375% to 6/18/19(3)(4)	366	$406,604
Electricite de France SA, 5.25% to 1/29/23(3)(4)	7	7,255
Entergy Arkansas, Inc., 4.90%	41,830	968,009
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	184,519
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	14,785	329,728
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	500	545,197

		$2,441,312

9	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 0.1%
Dairy Farmers of America, 7.875%(4)	4,700	$509,216
Ocean Spray Cranberries, Inc., 6.25%(4)	540	48,229

		$557,445

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$920,780

		$920,780

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	18,782	$437,621

		$437,621

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	29,220	$781,124

		$781,124

Real Estate Investment Trusts (REITs) — 0.7%
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	$329,940
Chesapeake Lodging Trust, Series A, 7.75%	11,700	307,125
DDR Corp., Series J, 6.50%	25,300	614,537
DDR Corp., Series K, 6.25%	6,500	154,391
Sunstone Hotel Investors, Inc., Series D, 8.00%	24,800	654,100
Taubman Centers, Inc., Series K, 6.25%	10,800	259,848
Vornado Realty Trust, Series K, 5.70%	21,500	508,690

		$2,828,631

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(4)	233	$290,740

		$290,740

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$902,245

		$902,245

Total Preferred Stocks (identified cost $33,197,692)		$34,067,694

Corporate Bonds & Notes — 2.4%

Security	Principal Amount (000’s omitted)	Value

Banks — 0.5%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$500	$426,250
Citigroup Capital III, 7.625%, 12/1/36	275	332,225
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	146	157,264
Credit Suisse Group AG, 7.50% to 12/11/23, 12/11/49(3)(4)	222	241,427
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	495	663,300
Regions Financial Corp., 7.375%, 12/10/37	295	359,325

		$2,179,791

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$306	$306,000

		$306,000

Diversified Financial Services — 0.3%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	$1,438	$1,283,415

		$1,283,415

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$875	$918,750

		$918,750

Electric Utilities — 0.6%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$995	$1,149,225
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	1,375	1,389,655

		$2,538,880

Insurance — 0.6%
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(3)	$175	$268,625
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	590	609,175
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	550	590,692
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(3)	921	911,790

		$2,380,282

Pipelines — 0.1%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$550	$522,500
Energy Transfer Partners, LP, 3.255%, 11/1/66(5)	120	111,600

10	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Pipelines (continued)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(3)	$10	$10,611

		$644,711

Total Corporate Bonds & Notes (identified cost $9,764,161)		$10,251,829

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.04%(6)(7)	$1,005	$1,004,525
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	5,623	5,622,639

Total Short-Term Investments (identified cost $6,627,164)		$6,627,164

Total Investments — 99.5% (identified cost $388,706,951)		$431,000,330

Other Assets, Less Liabilities — 0.5%		$2,224,485

Net Assets — 100.0%		$433,224,815

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2014.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $13,028,108 or 3.0% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(6)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.1%	$233,358,523
United Kingdom	9.0	38,828,086
France	6.2	26,578,810
Japan	5.9	25,426,758
Switzerland	5.6	23,915,584
Sweden	4.6	19,760,038
Germany	3.8	16,341,220
Australia	3.0	12,999,740
Netherlands	1.5	6,614,331
Italy	1.3	5,628,890
Ireland	1.0	4,062,824
Spain	0.7	3,182,796
Hong Kong	0.6	2,695,142
Norway	0.5	2,097,060
Belgium	0.5	2,020,347
Denmark	0.4	1,898,820
Israel	0.4	1,875,071
China	0.4	1,680,906
Cayman Islands	0.3	1,202,530
Brazil	0.1	426,250
Chile	0.1	406,604

Total Investments	100.0%	$431,000,330

11	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value including $941,064 of securities on loan (identified cost, $382,079,787)	$424,373,166
Affiliated investments, at value (identified cost, $6,627,164)	6,627,164
Cash	29,933
Restricted cash*	14,908
Foreign currency, at value (identified cost, $1,125,022)	1,132,505
Dividends and interest receivable	901,848
Interest receivable from affiliated investment	1,192
Receivable for investments sold	853,128
Receivable for Fund shares sold	636,534
Receivable for open forward foreign currency exchange contracts	4,367
Securities lending income receivable	191
Tax reclaims receivable	2,229,780
Total assets	$436,804,716
Liabilities
Collateral for securities loaned	$1,004,525
Payable for investments purchased	1,151,333
Payable for Fund shares redeemed	798,373
Payable for open forward foreign currency exchange contracts	18,865
Payable to affiliates:
Investment adviser fee	229,839
Administration fee	53,040
Distribution and service fees	173,766
Trustees’ fees	1,571
Accrued expenses	148,589
Total liabilities	$3,579,901
Net Assets	$433,224,815
Sources of Net Assets
Paid-in capital	$515,056,739
Accumulated net realized loss	(134,083,976)
Accumulated undistributed net investment income	9,802,576
Net unrealized appreciation	42,449,476
Total	$433,224,815
Class A Shares
Net Assets	$224,559,265
Shares Outstanding	26,563,496
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.45
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.97
Class C Shares
Net Assets	$156,162,082
Shares Outstanding	18,629,176
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.38
Class I Shares
Net Assets	$52,012,445
Shares Outstanding	6,161,903
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.44
Class R Shares
Net Assets	$491,023
Shares Outstanding	58,184
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $386,473)	$17,395,855
Interest	478,049
Securities lending income, net	205
Interest allocated from affiliated investment	3,329
Expenses allocated from affiliated investment	(442)
Total investment income	$17,876,996

Expenses
Investment adviser fee	$1,383,478
Administration fee	319,264
Distribution and service fees
Class A	277,814
Class C	767,055
Class R	1,474
Trustees’ fees and expenses	9,629
Custodian fee	97,901
Transfer and dividend disbursing agent fees	147,234
Legal and accounting services	34,570
Printing and postage	25,353
Registration fees	48,121
Miscellaneous	16,186
Total expenses	$3,128,079
Deduct —
Reduction of custodian fee	$33
Total expense reductions	$33

Net expenses	$3,128,046

Net investment income	$14,748,950

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$43,598,327
Investment transactions allocated from affiliated investments	42
Foreign currency and forward foreign currency exchange contract transactions	1,178,080
Net realized gain	$44,776,449
Change in unrealized appreciation (depreciation) —
Investments	$(32,819,061)
Foreign currency and forward foreign currency exchange contracts	(347,318)
Net change in unrealized appreciation (depreciation)	$(33,166,379)

Net realized and unrealized gain	$11,610,070

Net increase in net assets from operations	$26,359,020

13	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$14,748,950	$19,611,350
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	44,776,449	27,315,794
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(33,166,379)	25,841,111
Net increase in net assets from operations	$26,359,020	$72,768,255
Distributions to shareholders —
From net investment income
Class A	$(4,915,107)	$(9,332,007)
Class C	(2,819,374)	(5,200,018)
Class I	(1,167,733)	(2,062,320)
Class R	(12,173)	(24,372)
Total distributions to shareholders	$(8,914,387)	$(16,618,717)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,139,108	$41,064,719
Class C	10,178,187	24,515,844
Class I	6,795,792	14,234,142
Class R	55,789	199,293
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,759,262	8,982,069
Class C	2,475,105	4,487,976
Class I	969,879	1,627,838
Class R	12,146	24,045
Cost of shares redeemed
Class A	(28,650,275)	(68,966,795)
Class C	(15,350,000)	(36,911,461)
Class I	(5,929,512)	(15,736,092)
Class R	(211,529)	(293,044)
Net decrease in net assets from Fund share transactions	$(8,756,048)	$(26,771,466)

Net increase in net assets	$8,688,585	$29,378,072

Net Assets
At beginning of period	$424,536,230	$395,158,158
At end of period	$433,224,815	$424,536,230

Accumulated undistributed net investment income included in net assets
At end of period	$9,802,576	$3,968,013

14	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.120		$7.070		$6.900		$7.270		$7.120		$7.720

Income (Loss) From Operations
Net investment income(1)	$0.294	(2)	$0.380	(3)	$0.425	(4)	$0.448	(5)	$0.487	(6)	$0.508
Net realized and unrealized gain (loss)	0.218		0.994		0.141		(0.350)		0.141		(0.523)

Total income (loss) from operations	$0.512		$1.374		$0.566		$0.098		$0.628		$(0.015)

Less Distributions
From net investment income	$(0.182)		$(0.324)		$(0.396)		$(0.468)		$(0.478)		$(0.585)

Total distributions	$(0.182)		$(0.324)		$(0.396)		$(0.468)		$(0.478)		$(0.585)

Net asset value — End of period	$8.450		$8.120		$7.070		$6.900		$7.270		$7.120

Total Return(7)	6.36	%(8)	19.88%		8.35%		1.36%		9.13%		0.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$224,559		$223,208		$212,233		$215,735		$231,335		$237,034
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.23	%(11)	1.26%		1.26%		1.27%		1.31%		1.33%
Net investment income	7.16	%(2)(11)	5.04	%(3)	6.14	%(4)	6.11	%(5)	6.79	%(6)	7.49%
Portfolio Turnover of the Portfolio(12)	—		—		97	%(8)	124%		156%		177%
Portfolio Turnover of the Fund	61	%(8)	114%		35	%(8)(13)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.182 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.74%.

(3)

Net investment income per share reflects special dividends which amounted to $0.103 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.68%.

(4)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.29%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.091 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.87%.

(6)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.89%.

(7)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(8)	Not annualized.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Annualized.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(13)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.050		$7.020		$6.850		$7.220		$7.080		$7.680

Income (Loss) From Operations
Net investment income(1)	$0.262	(2)	$0.321	(3)	$0.369	(4)	$0.391	(5)	$0.432	(6)	$0.446
Net realized and unrealized gain (loss)	0.218		0.977		0.147		(0.347)		0.135		(0.509)

Total income (loss) from operations	$0.480		$1.298		$0.516		$0.044		$0.567		$(0.063)

Less Distributions
From net investment income	$(0.150)		$(0.268)		$(0.346)		$(0.414)		$(0.427)		$(0.537)

Total distributions	$(0.150)		$(0.268)		$(0.346)		$(0.414)		$(0.427)		$(0.537)

Net asset value — End of period	$8.380		$8.050		$7.020		$6.850		$7.220		$7.080

Total Return(7)	6.01	%(8)	18.85%		7.79%		0.47%		8.26%		(0.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,162		$152,570		$140,506		$147,083		$149,034		$137,459
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.98	%(11)	2.01%		2.01%		2.02%		2.06%		2.08%
Net investment income	6.43	%(2)(11)	4.28	%(3)	5.38	%(4)	5.36	%(5)	6.07	%(6)	6.61%
Portfolio Turnover of the Portfolio(12)	—		—		97	%(8)	124%		156%		177%
Portfolio Turnover of the Fund	61	%(8)	114%		35	%(8)(13)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.181 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.00%.

(3)

Net investment income per share reflects special dividends which amounted to $0.102 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.93%.

(4)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.53%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.090 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.13%.

(6)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.19%.

(7)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(8)	Not annualized.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Annualized.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(13)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

16	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.110		$7.070		$6.900		$7.260		$7.120		$7.710

Income (Loss) From Operations
Net investment income(1)	$0.305	(2)	$0.401	(3)	$0.442	(4)	$0.467	(5)	$0.509	(6)	$0.527
Net realized and unrealized gain (loss)	0.219		0.985		0.140		(0.337)		0.128		(0.513)

Total income from operations	$0.524		$1.386		$0.582		$0.130		$0.637		$0.014

Less Distributions
From net investment income	$(0.194)		$(0.346)		$(0.412)		$(0.490)		$(0.497)		$(0.604)

Total distributions	$(0.194)		$(0.346)		$(0.412)		$(0.490)		$(0.497)		$(0.604)

Net asset value — End of period	$8.440		$8.110		$7.070		$6.900		$7.260		$7.120

Total Return(7)	6.52	%(8)	20.09%		8.76%		1.66%		9.27%		0.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,012		$48,148		$41,820		$46,856		$33,513		$16,221
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	0.98	%(11)	1.01%		1.01%		1.02%		1.06%		1.08%
Net investment income	7.43	%(2)(11)	5.32	%(3)	6.39	%(4)	6.38	%(5)	7.15	%(6)	7.59%
Portfolio Turnover of the Portfolio(12)	—		—		97	%(8)	124%		156%		177%
Portfolio Turnover of the Fund	61	%(8)	114%		35	%(8)(13)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.182 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.00%.

(3)

Net investment income per share reflects special dividends which amounted to $0.102 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.96%.

(4)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.060 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.53%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.080 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.28%.

(6)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.056 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.37%.

(7)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(8)	Not annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(11)	Annualized.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(13)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

17	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.100		$7.060		$6.900		$7.260		$7.120		$7.720

Income (Loss) From Operations
Net investment income(1)	$0.287	(2)	$0.371	(3)	$0.407	(4)	$0.427	(5)	$0.494	(6)	$0.528
Net realized and unrealized gain (loss)	0.223		0.975		0.135		(0.335)		0.109		(0.557)

Total income (loss) from operations	$0.510		$1.346		$0.542		$0.092		$0.603		$(0.029)

Less Distributions
From net investment income	$(0.170)		$(0.306)		$(0.382)		$(0.452)		$(0.463)		$(0.571)

Total distributions	$(0.170)		$(0.306)		$(0.382)		$(0.452)		$(0.463)		$(0.571)

Net asset value — End of period	$8.440		$8.100		$7.060		$6.900		$7.260		$7.120

Total Return(7)	6.35	%(8)	19.48%		8.14%		1.13%		8.76%		0.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$491		$610		$598		$589		$464		$282
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.48	%(11)	1.51%		1.51%		1.52%		1.56%		1.58%
Net investment income	7.01	%(2)(11)	4.92	%(3)	5.89	%(4)	5.85	%(5)	6.95	%(6)	7.88%
Portfolio Turnover of the Portfolio(12)	—		—		97	%(8)	124%		156%		177%
Portfolio Turnover of the Fund	61	%(8)	114%		35	%(8)(13)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.186 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.48%.

(3)

Net investment income per share reflects special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.54%.

(4)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.05%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.088 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.64%.

(6)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.055 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.18%.

(7)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(8)	Not annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(11)	Annualized.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(13)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

18	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Fund’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

19

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $178,104,832 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($71,746,833), October 31, 2017 ($74,538,069), October 31, 2018 ($27,975,696) and October 31, 2019 ($3,844,234). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund’s investment adviser fee amounted to $1,383,478 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $319,264.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $3,683 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $35,081 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $277,814 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $575,291 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $737 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $191,764 and $737 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

21

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $300 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $256,863,423 and $260,875,937, respectively, for the six months ended April 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,945,291	5,417,023
Issued to shareholders electing to receive payments of distributions in Fund shares	571,951	1,191,280
Redemptions	(3,457,029)	(9,111,375)

Net decrease	(939,787)	(2,503,072)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,239,518	3,267,217
Issued to shareholders electing to receive payments of distributions in Fund shares	299,953	599,725
Redemptions	(1,868,443)	(4,933,629)

Net decrease	(328,972)	(1,066,687)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	821,726	1,892,251
Issued to shareholders electing to receive payments of distributions in Fund shares	116,772	215,485
Redemptions	(716,928)	(2,085,235)

Net increase	221,570	22,501

22

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	6,789	26,341
Issued to shareholders electing to receive payments of distributions in Fund shares	1,463	3,195
Redemptions	(25,399)	(38,960)

Net decrease	(17,147)	(9,424)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$388,907,254

Gross unrealized appreciation	$50,382,242
Gross unrealized depreciation	(8,289,166)

Net unrealized appreciation	$42,093,076

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/30/14	Euro 3,030,000	United States Dollar 4,196,671	Citibank NA	$—	$(6,753)	$(6,753)
5/30/14	Euro 3,030,000	United States Dollar 4,197,126	Standard Chartered Bank	—	(6,298)	(6,298)
5/30/14	Euro 3,030,000	United States Dollar 4,197,611	State Street Bank and Trust Co.	—	(5,814)	(5,814)
5/30/14	United States Dollar 332,799	British Pound Sterling 198,000	Citibank NA	1,431	—	1,431
5/30/14	United States Dollar 332,781	British Pound Sterling 198,000	Standard Chartered Bank	1,449	—	1,449
5/30/14	United States Dollar 332,743	British Pound Sterling 198,000	State Street Bank and Trust Co.	1,487	—	1,487

				$4,367	$(18,865)	$(14,498)

23

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $18,865. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $14,908 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$4,367	(1)	$(18,865	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table

24

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$1,431	$(1,431)	$—	$—	$—
Standard Chartered Bank	1,449	(1,449)	—	—	—
State Street Bank and Trust Co.	1,487	(1,487)	—	—	—

	$4,367	$(4,367)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank NA	$(6,753)	$1,431	$—	$5,322	$—
Standard Chartered Bank	(6,298)	1,449	—	—	(4,849)
State Street Bank and Trust Co.	(5,814)	1,487	—	—	(4,327)

	$(18,865)	$4,367	$—	$5,322	$(9,176)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to securities on loan at April 30, 2014 is included at Note 12.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$1,213,423	(1)	$(342,276	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $36,294,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

25

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in Cash Collateral Fund. The Fund earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Fund from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended April 30, 2014 amounted to $14.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At April 30, 2014, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $941,064 and $1,004,525, respectively. The carrying amount of the liability for collateral for securities loaned at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2014.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$27,224,080	$25,011,596		$—	$52,235,676
Consumer Staples	13,624,790	23,301,954		—	36,926,744
Energy	22,915,339	7,651,033		—	30,566,372
Financials	32,217,143	58,477,432		—	90,694,575
Health Care	22,286,818	26,230,982		—	48,517,800
Industrials	25,978,810	12,059,987		—	38,038,797
Information Technology	33,859,489	9,402,389		—	43,261,878
Materials	13,300,976	5,317,802		—	18,618,778
Telecommunication Services	3,137,405	8,943,961		—	12,081,366
Utilities	5,585,116	3,526,541		—	9,111,657

Total Common Stocks	$200,129,966	$179,923,677	*	$—	$380,053,643

26

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Preferred Stocks
Consumer Staples	$—	$557,445	$—	$557,445
Energy	—	781,124	—	781,124
Financials	9,077,803	19,560,869	—	28,638,672
Industrials	—	920,780	—	920,780
Telecommunication Services	—	290,740	—	290,740
Utilities	437,621	2,441,312	—	2,878,933

Total Preferred Stocks	$9,515,424	$24,552,270	$—	$34,067,694

Corporate Bonds & Notes	$—	$10,251,829	$—	$10,251,829
Short-Term Investments	—	6,627,164	—	6,627,164

Total Investments	$209,645,390	$221,354,940	$—	$431,000,330

Forward Foreign Currency Exchange Contracts	$—	$4,367	$—	$4,367

Total	$209,645,390	$221,359,307	$—	$431,004,697

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(18,865)	$—	$(18,865)

Total	$—	$(18,865)	$—	$(18,865)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Dividend Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

29

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance

Global Dividend Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.14

Eaton Vance

Global Macro Absolute

Return Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Global Macro Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Report of Independent Registered Public Accounting Firm	65

Board of Trustees’ Contract Approval	66

Officers and Trustees	69

Important Notices	70

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	0.83%	–1.74%	3.00%	5.01%
Class A with 4.75% Maximum Sales Charge	—	—	–3.96	–6.39	1.99	4.50
Class C at NAV	10/01/2009	10/31/1997	0.45	–2.48	2.32	4.67
Class C with 1% Maximum Sales Charge	—	—	–0.54	–3.42	2.32	4.67
Class I at NAV	06/27/2007	10/31/1997	0.99	–1.42	3.32	5.21
Class R at NAV	04/08/2010	10/31/1997	0.72	–2.04	2.82	4.92
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.03%	0.06%	0.11%	1.64%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.32%	2.02%	1.02%	1.52%
Net			1.01	1.71	0.71	1.21

Fund Profile4

Asset Allocation (% of net assets)5

*	Net securities sold short.

Foreign Currency Exposure (% of net assets)6

Serbia	5.0%	Costa Rica	0.1%
Turkey	4.5	Chile	0.0	*
Poland	4.5	Zambia	0.0	*
Lebanon	4.4	Guatemala	0.0	*
Sri Lanka	4.0	Norway	0.0	*
Romania	3.1	Nigeria	0.0	*
Mexico	3.0	Taiwan	0.0	*
Singapore	3.0	Colombia	–0.0	*
Israel	2.9	Malaysia	–0.0	*
Kazakhstan	2.3	South Korea	–0.0	*
Uruguay	2.2	New Zealand	–0.1
Kenya	2.1	Ghana	–0.2
Philippines	1.8	South Africa	–0.6
India	1.4	Gold	–0.7
Uganda	1.2	Brazil	–0.9
Indonesia	1.0	Russia	–1.0
Peru	1.0	United Kingdom	–1.3
Argentina	1.0	Thailand	–2.0
Platinum	0.7	Hungary	–2.1
Dominican Republic	0.7	Australia	–2.4
Jordan	0.6	Switzerland	–3.1
Iceland	0.5	Canada	–3.5
Bangladesh	0.4	Japan	–9.6
Azerbaijan	0.3	Euro	–22.8
China	0.1	Total Long	51.8
		Total Short	–50.3
		Total Net	1.5

*	Amount is less than 0.05% or –0.05%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Portfolio (the Portfolio) into which the Fund invests. Performance of Class C and Class R is linked to Class A of the Fund. Linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.30	$6.12	1.23%
Class C	$1,000.00	$1,004.50	$9.59	1.93%
Class I	$1,000.00	$1,009.90	$4.63	0.93%
Class R	$1,000.00	$1,007.20	$7.07	1.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16	1.23%
Class C	$1,000.00	$1,015.20	$9.64	1.93%
Class I	$1,000.00	$1,020.20	$4.66	0.93%
Class R	$1,000.00	$1,017.80	$7.10	1.42%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Global Macro Portfolio, at value (identified cost, $4,460,356,986)	$4,541,601,775
Receivable for Fund shares sold	11,762,421
Total assets	$4,553,364,196

Liabilities
Payable for Fund shares redeemed	$17,491,170
Payable to affiliates:
Distribution and service fees	583,814
Trustees’ fees	42
Accrued expenses	1,228,743
Total liabilities	$19,303,769
Net Assets	$4,534,060,427

Sources of Net Assets
Paid-in capital	$4,855,794,335
Accumulated net realized loss from Portfolio	(384,976,879)
Accumulated distributions in excess of net investment income	(18,001,818)
Net unrealized appreciation from Portfolio	81,244,789
Total	$4,534,060,427

Class A Shares
Net Assets	$840,453,788
Shares Outstanding	90,160,770
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.32
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.78

Class C Shares
Net Assets	$442,490,962
Shares Outstanding	47,402,602
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.33

Class I Shares
Net Assets	$3,250,317,539
Shares Outstanding	349,106,052
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.31

Class R Shares
Net Assets	$798,138
Shares Outstanding	85,493
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest allocated from Portfolio (net of foreign taxes, $623,172)	$117,823,953
Expenses, excluding interest expense, allocated from Portfolio	(16,592,708)
Interest expense allocated from Portfolio	(4,292,510)
Total investment income from Portfolio	$96,938,735

Expenses
Distribution and service fees
Class A	$1,443,326
Class C	2,548,901
Class R	1,938
Trustees’ fees and expenses	250
Custodian fee	35,029
Transfer and dividend disbursing agent fees	2,352,026
Legal and accounting services	59,387
Printing and postage	838,510
Registration fees	109,906
Miscellaneous	21,773
Total expenses	$7,411,046

Net investment income	$89,527,689

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (including a loss of $25,453,039 from precious metals)	$(74,886,028)
Written options	2,766
Securities sold short	(32,907,250)
Futures contracts	(40,843,672)
Swap contracts	(21,954,413)
Foreign currency and forward foreign currency exchange contract transactions	(32,937,778)
Net realized loss	$(203,526,375)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $87,647 and including net increase of $22,002,212 from precious metals)	$84,695,057
Written options	7,593,956
Securities sold short	30,439,643
Futures contracts	31,430,660
Swap contracts	8,483,972
Foreign currency and forward foreign currency exchange contracts	(1,197,907)
Net change in unrealized appreciation (depreciation)	$161,445,381

Net realized and unrealized loss	$(42,080,994)

Net increase in net assets from operations	$47,446,695

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$89,527,689	$191,072,093
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(203,526,375)	(139,184,543)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	161,445,381	(138,361,767)
Net increase (decrease) in net assets from operations	$47,446,695	$(86,474,217)
Distributions to shareholders —
From net investment income
Class A	$(17,900,535)	$(21,023,546)
Class C	(7,572,151)	(8,781,863)
Class I	(76,170,299)	(71,189,763)
Class R	(14,030)	(11,645)
Tax return of capital
Class A	—	(29,578,730)
Class C	—	(12,245,266)
Class I	—	(109,522,975)
Class R	—	(17,859)
Total distributions to shareholders	$(101,657,015)	$(252,371,647)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$135,909,081	$565,584,122
Class C	22,624,914	125,533,722
Class I	747,363,127	2,629,624,663
Class R	173,190	277,795
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	16,892,516	46,985,172
Class C	6,098,177	16,609,090
Class I	41,286,896	93,686,897
Class R	14,030	29,470
Cost of shares redeemed
Class A	(436,747,802)	(967,188,865)
Class C	(182,071,888)	(325,599,843)
Class I	(1,992,973,454)	(2,100,544,690)
Class R	(166,369)	(238,282)
Net increase (decrease) in net assets from Fund share transactions	$(1,641,597,582)	$84,759,251

Net decrease in net assets	$(1,695,807,902)	$(254,086,613)

Net Assets
At beginning of period	$6,229,868,329	$6,483,954,942
At end of period	$4,534,060,427	$6,229,868,329

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(18,001,818)	$(5,872,492)

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010	2009
Net asset value — Beginning of period	$9.420		$9.900		$9.960		$10.320		$10.360	$9.830

Income (Loss) From Operations
Net investment income(1)	$0.152		$0.270		$0.369		$0.289		$0.226	$0.460
Net realized and unrealized gain (loss)	(0.074)		(0.392)		(0.071)		(0.247)		0.269	0.649

Total income (loss) from operations	$0.078		$(0.122)		$0.298		$0.042		$0.495	$1.109

Less Distributions
From net investment income	$(0.178)		$(0.145)		$(0.313)		$(0.371)		$(0.067)	$(0.571)
From net realized gain	—		—		(0.045)		—		—	(0.008)
Tax return of capital	—		(0.213)		—		(0.031)		(0.468)	—

Total distributions	$(0.178)		$(0.358)		$(0.358)		$(0.402)		$(0.535)	$(0.579)

Net asset value — End of period	$9.320		$9.420		$9.900		$9.960		$10.320	$10.360

Total Return(2)	0.83	%(3)	(1.28)%		3.06%		0.40%		4.89%	11.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$840,454		$1,134,462		$1,557,259		$1,786,581		$2,489,211	$209,714
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.23	%(6)(7)	1.32	%(7)	1.32	%(7)	1.14	%(7)	1.00%	1.24	%(8)
Net investment income	3.27	%(6)	2.77%		3.72%		2.83%		2.18%	4.56%
Portfolio Turnover of the Portfolio	37	%(3)	56%		39%		33%		19%	25%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.16%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(8)	The administrator subsidized certain operating expenses (equal to 0.12% of average daily net assets for the year ended October 31, 2009).

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,							Period Ended October 31, 2009(1)
			2013		2012		2011		2010
Net asset value — Beginning of period	$9.430		$9.910		$9.960		$10.320		$10.350	$10.300

Income (Loss) From Operations
Net investment income (loss)(2)	$0.119		$0.203		$0.299		$0.217		$0.146	$(0.012)
Net realized and unrealized gain (loss)	(0.077)		(0.397)		(0.063)		(0.249)		0.282	0.104

Total income (loss) from operations	$0.042		$(0.194)		$0.236		$(0.032)		$0.428	$0.092

Less Distributions
From net investment income	$(0.142)		$(0.116)		$(0.241)		$(0.303)		$(0.057)	$(0.042)
From net realized gain	—		—		(0.045)		—		—	—
Tax return of capital	—		(0.170)		—		(0.025)		(0.401)	—

Total distributions	$(0.142)		$(0.286)		$(0.286)		$(0.328)		$(0.458)	$(0.042)

Net asset value — End of period	$9.330		$9.430		$9.910		$9.960		$10.320	$10.350

Total Return(3)	0.45	%(4)	(2.01)%		2.41%		(0.33)%		4.21%	0.89	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$442,491		$600,977		$818,826		$1,047,345		$1,349,700	$39,020
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.93	%(7)(8)	2.02	%(8)	2.02	%(8)	1.84	%(8)	1.71%	1.97	%(7)(9)
Net investment income (loss)	2.57	%(7)	2.08%		3.02%		2.13%		1.41%	(1.41	)%(7)
Portfolio Turnover of the Portfolio	37	%(4)	56%		39%		33%		19%	25	%(10)

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.16%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(9)	The administrator subsidized certain operating expenses (equal to 0.08% of average daily net assets for the period ended October 31, 2009).

(10)	For the Portfolio’s year ended October 31, 2009.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010	2009
Net asset value — Beginning of period	$9.410		$9.890		$9.950		$10.310		$10.340	$9.820

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.296		$0.398		$0.318		$0.245	$0.504
Net realized and unrealized gain (loss)	(0.073)		(0.388)		(0.070)		(0.247)		0.285	0.623

Total income (loss) from operations	$0.093		$(0.092)		$0.328		$0.071		$0.530	$1.127

Less Distributions
From net investment income	$(0.193)		$(0.157)		$(0.343)		$(0.398)		$(0.070)	$(0.599)
From net realized gain	—		—		(0.045)		—		—	(0.008)
Tax return of capital	—		(0.231)		—		(0.033)		(0.490)	—

Total distributions	$(0.193)		$(0.388)		$(0.388)		$(0.431)		$(0.560)	$(0.607)

Net asset value — End of period	$9.310		$9.410		$9.890		$9.950		$10.310	$10.340

Total Return(2)	0.99	%(3)	(0.98)%		3.37%		0.68%		5.24%	11.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,250,318		$4,493,643		$4,107,110		$3,658,008		$3,633,407	$147,589
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.93	%(6)(7)	1.02	%(7)	1.02	%(7)	0.85	%(7)	0.71%	0.94	%(8)
Net investment income	3.57	%(6)	3.04%		4.03%		3.13%		2.36%	5.01%
Portfolio Turnover of the Portfolio	37	%(3)	56%		39%		33%		19%	25%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.16%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(8)	The administrator subsidized certain operating expenses (equal to 0.12% of average daily net assets for the year ended October 31, 2009).

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$9.430		$9.910		$9.970		$10.330		$10.380

Income (Loss) From Operations
Net investment income(2)	$0.144		$0.248		$0.350		$0.269		$0.062
Net realized and unrealized gain (loss)	(0.066)		(0.390)		(0.072)		(0.249)		0.138

Total income (loss) from operations	$0.078		$(0.142)		$0.278		$0.020		$0.200

Less Distributions
From net investment income	$(0.168)		$(0.137)		$(0.293)		$(0.351)		$(0.031)
From net realized gain	—		—		(0.045)		—		—
Tax return of capital	—		(0.201)		—		(0.029)		(0.219)

Total distributions	$(0.168)		$(0.338)		$(0.338)		$(0.380)		$(0.250)

Net asset value — End of period	$9.340		$9.430		$9.910		$9.970		$10.330

Total Return(3)	0.72	%(4)	(1.58)%		2.95%		0.18%		1.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$798		$785		$760		$702		$1,091
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.42	%(7)(8)	1.52	%(8)	1.52	%(8)	1.34	%(8)	1.18	%(7)
Net investment income	3.09	%(7)	2.54%		3.53%		2.63%		1.06	%(7)
Portfolio Turnover of the Portfolio	37	%(4)	56%		39%		33%		19	%(9)

(1)	For the period from commencement of operations on April 8, 2010 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.16%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(9)	For the Portfolio’s year ended October 31, 2010.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.4% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $141,778,659 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $301,691 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,513 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $1,443,326 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $1,911,676 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $969 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $637,225 and $969 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $31,000 and $44,000 of CDSCs paid by Class A and Class C shareholders, respectively.

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $24,058,777 and $1,795,629,699, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	14,480,542	57,858,276
Issued to shareholders electing to receive payments of distributions in Fund shares	1,805,111	4,833,636
Redemptions	(46,544,661)	(99,521,005)

Net decrease	(30,259,008)	(36,829,093)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	2,405,959	12,814,420
Issued to shareholders electing to receive payments of distributions in Fund shares	650,955	1,706,907
Redemptions	(19,380,860)	(33,426,225)

Net decrease	(16,323,946)	(18,904,898)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	79,749,283	269,633,151
Issued to shareholders electing to receive payments of distributions in Fund shares	4,416,825	9,660,413
Redemptions	(212,557,663)	(216,904,522)

Net increase (decrease)	(128,391,555)	62,389,042

Class R	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	18,405	28,326
Issued to shareholders electing to receive payments of distributions in Fund shares	1,497	3,031
Redemptions	(17,661)	(24,799)

Net increase	2,241	6,558

14

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments

Foreign Government Bonds — 44.8%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$35,623,020

Total Albania			$35,623,020

Argentina — 0.5%
Republic of Argentina, 7.00%, 10/3/15(2)	USD	24,950	$24,153,382

Total Argentina			$24,153,382

Australia — 2.1%
Australia Government Bond, 1.25%, 2/21/22(1)(3)	AUD	25,826	$23,877,156
Australia Government Bond, 5.75%, 7/15/22	AUD	71,476	75,590,884

Total Australia			$99,468,040

Bangladesh — 0.3%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	$1,370,964
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	86,900	1,187,340
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	164,400	2,246,487
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,251,189
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	304,300	4,181,276
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	182,600	2,514,115

Total Bangladesh			$12,751,371

Barbados — 0.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	5,912	$4,751,770

Total Barbados			$4,751,770

Bermuda — 1.1%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	31,245	$32,232,811
Government of Bermuda, 5.603%, 7/20/20(4)	USD	16,732	18,622,716

Total Bermuda			$50,855,527

Brazil — 0.1%
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15(10)	BRL	108	$45,088
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	10,860	4,156,043

Total Brazil			$4,201,131

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,534,002	$2,377,583
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	171,011	307,151

Total Costa Rica			$2,684,734

Security		Principal Amount (000’s omitted)	Value

Croatia — 1.7%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	$80,984,125

Total Croatia			$80,984,125

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	8,484	$11,670,224

Total Cyprus			$11,670,224

Dominican Republic — 0.7%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,244,578
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	340,000	8,138,465
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	713,313
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	675,600	18,856,205
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	379,580

Total Dominican Republic			$32,332,141

Ecuador — 0.2%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	10,641	$11,425,774

Total Ecuador			$11,425,774

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	24,711	$26,217,641

Total Fiji			$26,217,641

Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,901,289

Total Germany			$23,901,289

Hungary — 0.6%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	14,835	$21,379,882
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	2,022	2,962,285
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	2,983	5,039,517

Total Hungary			$29,381,684

Iceland — 0.3%
Republic of Iceland, 6.00%, 10/13/16	ISK	261,210	$1,805,970
Republic of Iceland, 6.25%, 2/5/20	ISK	335,830	2,259,554

15	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)
Republic of Iceland, 8.75%, 2/26/19	ISK	1,414,921	$10,549,586

Total Iceland			$14,615,110

India — 1.2%
India Government Bond, 7.16%, 5/20/23	INR	1,221,670	$17,830,042
India Government Bond, 8.12%, 12/10/20	INR	2,517,340	40,335,287

Total India			$58,165,329

Indonesia — 0.4%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	195,606,000	$17,345,937

Total Indonesia			$17,345,937

Ivory Coast — 0.6%
Ivory Coast, 5.75%, 12/31/32(1)	USD	32,152	$30,470,450

Total Ivory Coast			$30,470,450

Jordan — 0.8%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,800,152
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,666,654
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,138,623
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,723,375
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,919,004
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	3,039,745
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,055,879
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	11,414	11,471,070

Total Jordan			$37,814,502

Kenya — 0.0%(5)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,253,573

Total Kenya			$2,253,573

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	2,377	$3,360,615

Total Latvia			$3,360,615

Lebanon — 1.6%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	5,232	$5,284,189
Lebanese Republic, 5.875%, 1/15/15	USD	1,000	1,022,260
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	5,080,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	46,065	49,635,038
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	9,093,200	6,124,097
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,065,517

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	2,325,350	$1,557,055
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	2,985,266

Total Lebanon			$75,753,547

Mexico — 2.0%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$96,728,175

Total Mexico			$96,728,175

New Zealand — 2.3%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	44,160	$35,285,665
New Zealand Government Bond, 3.00%, 9/20/30(3)	NZD	33,824	29,393,989
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	29,912,305
New Zealand Government Bond, 5.50%, 4/15/23	NZD	16,093	14,996,801

Total New Zealand			$109,588,760

Pakistan — 1.0%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	23,525	$23,701,438
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	21,780	21,725,550

Total Pakistan			$45,426,988

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	8,147	$8,136,816

Total Paraguay			$8,136,816

Philippines — 1.3%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,077,753
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,598,163
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	38,057,688
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,294,007

Total Philippines			$60,027,611

Romania — 1.6%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$15,399,716
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	41,015,667
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	12,823	19,068,635

Total Romania			$75,484,018

Russia — 1.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	56,400	$57,302,400

Total Russia			$57,302,400

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,490	$3,524,900
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	25,220	25,472,200

Total Rwanda			$28,997,100

Serbia — 3.0%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	$2,383,109
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	12,152,135
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	17,174,746
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	20,457,657
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	34,571,696
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	469,015
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,897,020
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	5,899,183
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	21,009,380
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,819,622
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	17,006,776

Total Serbia			$142,840,339

Slovenia — 5.1%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	19,953	$20,601,472
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	14,781,714
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	56,058,605
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	16,116,332
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	28,074	43,291,196
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	17,709,188
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	68,886	75,257,955

Total Slovenia			$243,816,462

Sri Lanka — 3.5%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	38,376	$38,663,820
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,479,550
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	23,981	25,150,074
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	6,342	6,563,970
Republic of Sri Lanka, 6.25%, 7/27/21(4)	USD	5,870	6,075,450
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	2,491	2,577,838
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	1,100	1,142,625
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	817,150	5,478,798
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	1,693,260	12,347,830
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	969,103
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	707,490	5,502,669
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,331,276
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	3,114,990	23,651,364
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	12,461,495
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	421,350	3,252,924

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	312,080	$2,285,764
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,567,968

Total Sri Lanka			$167,502,518

Tanzania — 1.1%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	49,465	$52,061,913

Total Tanzania			$52,061,913

Turkey — 3.1%
Turkey Government Bond, 2.00%, 10/26/22(3)	TRY	15,527	$7,147,541
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	18,457	9,099,126
Turkey Government Bond, 3.00%, 7/21/21(3)	TRY	28,773	14,205,615
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	201,074	104,129,488
Turkey Government Bond, 6.50%, 1/7/15	TRY	31,260	14,582,226

Total Turkey			$149,163,996

Uganda — 0.6%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$999,255
Uganda Government Bond, 13.375%, 2/25/16	UGX	9,767,800	3,899,610
Uganda Government Bond, 14.00%, 3/24/16	UGX	11,686,200	4,701,884
Uganda Government Bond, 14.125%, 12/1/16	UGX	29,992,700	12,118,523
Uganda Government Bond, 14.625%, 11/1/18	UGX	16,773,000	6,915,058

Total Uganda			$28,634,330

Uruguay — 0.8%
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	274,138	$11,290,580
Monetary Regulation Bill, 0.00%, 7/2/15(3)	UYU	121,112	4,912,175
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	39,280	1,412,682
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,256,224
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	100,000	3,474,056
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	307,434
Monetary Regulation Bill, 0.00%, 3/3/16(3)	UYU	292,693	11,438,552
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(3)	UYU	38,186	1,552,756
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(3)	UYU	5,021	204,655
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,397,699

Total Uruguay			$40,246,813

Venezuela — 1.8%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	18,913	$17,210,830
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	1,709	1,241,161
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	13,518	9,158,445
Bolivarian Republic of Venezuela, 7.65%, 4/21/25	USD	17,739	13,215,555
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	19,137	15,692,586

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Venezuela (continued)
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	28,133	$28,062,668

Total Venezuela			$84,581,245

Zambia — 1.1%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	50,485	$52,767,780

Total Zambia			$52,767,780

Total Foreign Government Bonds (identified cost $2,075,135,716)			$2,133,488,180

Foreign Corporate Bonds — 0.1%

Security		Principal Amount (000’s omitted)	Value

Venezuela — 0.1%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	6,955	$6,757,226

Total Venezuela			$6,757,226

Total Foreign Corporate Bonds (identified cost $6,762,967)			$6,757,226

Debt Obligations — United States — 34.5%

Corporate Bonds & Notes — 0.0%(5)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$621,071

Total Corporate Bonds & Notes (identified cost $520,073)			$621,071

Collateralized Mortgage Obligations — 1.5%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$197,198	$225,852
Series 1548, Class Z, 7.00%, 7/15/23		187,633	209,952
Series 1650, Class K, 6.50%, 1/15/24		1,144,852	1,261,432
Series 1817, Class Z, 6.50%, 2/15/26		146,998	165,197
Series 1927, Class ZA, 6.50%, 1/15/27		588,425	668,815
Series 2127, Class PG, 6.25%, 2/15/29		825,600	912,286

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 2344, Class ZD, 6.50%, 8/15/31	$1,111,857	$1,252,164
Series 2458, Class ZB, 7.00%, 6/15/32	1,948,624	2,208,438

		$6,904,136

Federal National Mortgage Association:
Series 1992-180, Class F, 1.302%, 10/25/22(6)	$695,737	$708,482
Series 1993-16, Class Z, 7.50%, 2/25/23	692,201	782,921
Series 1993-79, Class PL, 7.00%, 6/25/23	468,257	531,395
Series 1993-104, Class ZB, 6.50%, 7/25/23	176,515	197,312
Series 1993-121, Class Z, 7.00%, 7/25/23	2,667,647	2,994,339
Series 1993-141, Class Z, 7.00%, 8/25/23	525,040	589,058
Series 1994-42, Class ZQ, 7.00%, 4/25/24	3,235,399	3,651,236
Series 1994-79, Class Z, 7.00%, 4/25/24	649,056	736,582
Series 1994-89, Class ZQ, 8.00%, 7/25/24	501,345	577,117
Series 1996-35, Class Z, 7.00%, 7/25/26	158,859	179,832
Series 1998-16, Class H, 7.00%, 4/18/28	454,231	515,835
Series 1998-44, Class ZA, 6.50%, 7/20/28	843,631	957,745
Series 1999-25, Class Z, 6.00%, 6/25/29	993,530	1,111,411
Series 2000-2, Class ZE, 7.50%, 2/25/30	209,558	241,598
Series 2000-49, Class A, 8.00%, 3/18/27	614,006	715,927
Series 2001-31, Class ZA, 6.00%, 7/25/31	6,667,928	7,511,062
Series 2001-37, Class GA, 8.00%, 7/25/16	26,756	28,008
Series 2001-74, Class QE, 6.00%, 12/25/31	2,042,715	2,245,094
Series 2009-48, Class WA, 5.841%, 7/25/39(7)	8,319,330	9,257,060
Series 2011-38, Class SA, 13.043%, 5/25/41(8)	9,831,325	10,290,171
Series G48, Class Z, 7.10%, 12/25/21	578,363	639,977
Series G92-60, Class Z, 7.00%, 10/25/22	1,277,600	1,406,835
Series G93-1, Class K, 6.675%, 1/25/23	895,409	996,371
Series G93-31, Class PN, 7.00%, 9/25/23	2,712,400	3,049,444
Series G93-41, Class ZQ, 7.00%, 12/25/23	5,546,643	6,240,675
Series G94-7, Class PJ, 7.50%, 5/17/24	892,668	1,022,116

		$57,177,603

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$624,222	$701,220
Series 1996-22, Class Z, 7.00%, 10/16/26	501,366	565,580
Series 1999-42, Class Z, 8.00%, 11/16/29	1,512,762	1,779,189
Series 2000-21, Class Z, 9.00%, 3/16/30	2,188,949	2,639,451
Series 2001-35, Class K, 6.45%, 10/26/23	205,629	229,170

		$5,914,610

Total Collateralized Mortgage Obligations (identified cost $66,287,167)		$69,996,349

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Mortgage Pass-Throughs — 20.5%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.452%, with maturity at 2036(9)	$5,312,777	$5,639,493
2.887%, with maturity at 2035(9)	4,460,350	4,743,690
3.142%, with maturity at 2029(9)	730,204	743,151
3.226%, with maturity at 2023(9)	183,974	192,307
4.33%, with maturity at 2030(9)	1,056,802	1,148,777
4.50%, with various maturities to 2035	2,446,224	2,599,764
5.00%, with various maturities to 2019	1,755,398	1,852,751
5.50%, with various maturities to 2019	5,232,145	5,535,280
6.00%, with various maturities to 2035	39,695,230	43,922,506
6.50%, with various maturities to 2033	35,072,466	40,254,448
6.60%, with maturity at 2030	2,032,168	2,379,285
7.00%, with various maturities to 2036	35,676,091	41,520,089
7.31%, with maturity at 2026	131,225	155,073
7.50%, with various maturities to 2035	21,104,510	24,822,165
7.95%, with maturity at 2022	312,448	362,490
8.00%, with various maturities to 2034	8,057,691	9,744,738
8.15%, with maturity at 2021	144,385	165,907
8.30%, with maturity at 2021	29,652	32,685
8.47%, with maturity at 2018	57,642	64,118
8.50%, with various maturities to 2028	694,004	822,654
9.00%, with various maturities to 2027	1,276,283	1,483,023
9.50%, with maturity at 2027	152,859	182,873
9.75%, with maturity at 2016	599	633
10.00%, with various maturities to 2020	366,960	413,632
10.50%, with maturity at 2021	205,102	231,114
11.00%, with maturity at 2016	146,138	154,829

		$189,167,475

Federal National Mortgage Association:
1.959%, with maturity at 2022(9)	$1,562,403	$1,597,340
1.975%, with maturity at 2027(9)	311,458	319,827
1.995%, with maturity at 2038(9)	1,078,833	1,115,684
2.018%, with various maturities to 2035(9)	20,619,418	21,385,068
2.033%, with maturity at 2023(9)	865,305	887,214
2.034%, with various maturities to 2033(9)	15,174,885	15,656,097
2.089%, with maturity at 2035(9)	4,303,028	4,436,720
2.168%, with maturity at 2025(9)	1,109,149	1,145,407
2.275%, with maturity at 2028(9)	223,571	233,723
2.368%, with maturity at 2024(9)	662,811	687,621
3.059%, with maturity at 2023(9)	103,793	107,249
3.646%, with maturity at 2034(9)	2,794,770	3,038,002
3.736%, with maturity at 2035(9)	8,800,342	9,566,247
3.955%, with maturity at 2035(9)	7,433,799	8,080,772
5.00%, with various maturities to 2033	3,553,709	3,822,729
5.50%, with various maturities to 2023	7,113,139	7,558,079
6.00%, with various maturities to 2038(10)	241,688,332	268,092,456
6.322%, with maturity at 2032(9)	2,825,245	3,134,863

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
6.50%, with various maturities to 2038	$106,826,830	$120,893,713
7.00%, with various maturities to 2037	86,126,002	100,343,310
7.11%, with maturity at 2025(9)	92,049	98,075
7.50%, with various maturities to 2037	61,596,441	72,870,238
8.00%, with various maturities to 2030	4,779,322	5,657,003
8.50%, with various maturities to 2037	8,240,008	9,916,004
9.00%, with various maturities to 2032	2,115,147	2,476,120
9.091%, with maturity at 2028(7)	233,640	257,874
9.50%, with various maturities to 2031	1,915,963	2,329,356
10.184%, with maturity at 2027(7)	241,161	273,631
10.50%, with maturity at 2029	216,144	257,499
11.00%, with maturity at 2016	266	266
11.50%, with maturity at 2031	305,682	375,511

		$666,613,698

Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$463,143	$481,100
6.00%, with various maturities to 2033	34,631,678	39,621,489
6.50%, with various maturities to 2032	16,063,837	18,559,285
7.00%, with various maturities to 2035	32,844,271	38,474,074
7.50%, with various maturities to 2031	5,262,624	6,156,346
7.75%, with maturity at 2019	25,990	29,676
8.00%, with various maturities to 2034	12,036,244	14,265,621
8.30%, with various maturities to 2020	40,998	44,862
8.50%, with various maturities to 2021	511,380	559,520
9.00%, with various maturities to 2025	257,622	303,831
9.50%, with various maturities to 2026	996,869	1,219,935

		$119,715,739

Total Mortgage Pass-Throughs (identified cost $949,006,156)		$975,496,912

U.S. Government Agency Obligations — 6.7%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$22,324,680
4.125%, 3/13/20	65,000,000	72,494,110
4.625%, 9/11/20	19,325,000	22,108,515
5.25%, 12/11/20	11,545,000	13,686,978
5.25%, 12/9/22	14,850,000	17,662,026
5.365%, 9/9/24	12,700,000	15,182,634
5.375%, 9/30/22	49,780,000	59,805,095
5.375%, 8/15/24	22,000,000	26,578,684
5.625%, 6/11/21	12,850,000	15,634,210
5.75%, 6/12/26	14,850,000	18,355,877

		$283,832,809

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$6,021,005
5.50%, 4/26/24	22,500,000	27,162,292

		$33,183,297

Total U.S. Government Agency Obligations (identified cost $288,563,377)		$317,016,106

U.S. Treasury Obligations — 5.8%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,048,555
U.S. Treasury Bond, 11.25%, 2/15/15(10)	200,000,000	217,671,800
U.S. Treasury Note, 4.75%, 5/15/14(10)	56,500,000	56,603,734

Total U.S. Treasury Obligations (identified cost $275,705,828)		$276,324,089

Total Debt Obligations — United States (identified cost $1,580,082,601)		$1,639,454,527

Common Stocks — 0.4%

Security	Shares	Value

Germany — 0.3%
Deutsche EuroShop AG	127,565	$6,150,237
Deutsche Wohnen AG	286,888	6,158,739

Total Germany		$12,308,976

Luxembourg — 0.1%
GAGFAH SA(11)	377,967	$5,977,978

Total Luxembourg		$5,977,978

Total Common Stocks (identified cost $12,124,062)		$18,286,954

Precious Metals — 0.7%

Description	Troy Ounces	Value
Platinum(11)	24,986	$35,604,480

Total Precious Metals (identified cost $43,799,986)		$35,604,480

Currency Call Options Purchased — 0.0%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Bank of America	COP	10,531,260	COP	1,845.00	6/12/14	$2,603

Total Currency Call Options Purchased (identified cost $71,065)							$2,603

Currency Put Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Australian Dollar	Citibank NA	AUD	63,624	USD	0.85	4/29/15	$965,333
Australian Dollar	JPMorgan Chase Bank	AUD	48,977	USD	0.85	4/29/15	743,098
Canadian Dollar	Citibank NA	CAD	28,028	CAD	1.13	3/30/15	430,451
Canadian Dollar	Goldman Sachs International	CAD	28,435	CAD	1.13	3/30/15	436,701
Canadian Dollar	HSBC Bank USA	CAD	42,487	CAD	1.11	3/30/15	902,187
Canadian Dollar	Standard Chartered Bank	CAD	12,450	CAD	1.11	3/30/15	264,369
Euro	Citibank NA	EUR	34,553	USD	1.38	4/29/15	1,223,930
Yuan Renminbi Offshore	Deutsche Bank	CNH	491,377	CNH	6.20	3/5/15	1,721,872
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	485,411	CNH	6.20	3/5/15	1,700,967

Total Currency Put Options Purchased (identified cost $7,581,116)							$8,388,908

Interest Rate Swaptions Purchased — 0.0%(5)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$4,582

Total Interest Rate Swaptions Purchased (identified cost $6,205,080)				$4,582

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Short-Term Investments — 18.5%

Foreign Government Securities — 15.0%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	5,266	$5,304,247

Total Georgia			$5,304,247

Kenya — 2.1%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	736,000	$8,390,216
Kenya Treasury Bill, 0.00%, 6/16/14	KES	620,000	7,056,067
Kenya Treasury Bill, 0.00%, 8/18/14	KES	240,000	2,688,003
Kenya Treasury Bill, 0.00%, 9/22/14	KES	971,800	10,775,598
Kenya Treasury Bill, 0.00%, 9/29/14	KES	77,600	858,661
Kenya Treasury Bill, 0.00%, 10/20/14	KES	406,200	4,467,294
Kenya Treasury Bill, 0.00%, 11/17/14	KES	312,300	3,408,893
Kenya Treasury Bill, 0.00%, 11/24/14	KES	672,000	7,321,372
Kenya Treasury Bill, 0.00%, 12/1/14	KES	780,700	8,489,621
Kenya Treasury Bill, 0.00%, 12/15/14	KES	465,400	5,041,847
Kenya Treasury Bill, 0.00%, 4/13/15	KES	801,000	8,400,610
Kenya Treasury Bill, 0.00%, 4/20/15	KES	1,441,900	15,095,124
Kenya Treasury Bill, 0.00%, 4/27/15	KES	1,594,600	16,663,946

Total Kenya			$98,657,252

Lebanon — 4.1%
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	11,739,000	$7,780,330
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	1,690,000	1,119,825
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	14,250,220	9,426,685
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	4,849,740	3,205,476
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	5,792,720	3,822,336
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	24,762,820	16,326,087
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	12,048,000	7,929,894
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	12,230,260	8,043,088
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	31,430,630	20,652,596
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,783,000	3,140,191
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	18,080,480	11,860,402
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	24,031,000	15,733,727
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	6,932,900	4,501,636
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	12,907,000	8,371,394
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	6,971,600	4,516,631
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	25,102,700	16,112,721
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	6,301,050	4,036,094
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	9,805,760	6,267,897
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	24,455,530	15,599,204
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	24,804,725	15,788,356
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	7,550,000	4,764,102

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	12,359,330	$7,781,596

Total Lebanon			$196,780,268

Mexico — 1.0%
Mexico Cetes, 0.00%, 4/1/15	MXN	644,367	$47,662,546

Total Mexico			$47,662,546

Philippines — 1.5%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	1,177,420	$26,405,740
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	50,000	1,117,906
Philippine Treasury Bill, 0.00%, 9/3/14	PHP	50,000	1,116,037
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	880,900	19,612,185
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	1,142,710	25,379,053

Total Philippines			$73,630,921

Romania — 0.0%(5)
Romania Treasury Bill, 0.00%, 3/30/15	RON	4,000	$1,217,462

Total Romania			$1,217,462

Serbia — 1.9%
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	862,340	$10,281,852
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	685,840	7,891,218
Serbia Treasury Bill, 0.00%, 1/1/15	EUR	3,000	4,066,188
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,979,440	22,442,032
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	2,315,000	26,124,184
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	1,536,290	17,165,822

Total Serbia			$87,971,296

Singapore — 0.0%(5)
Monetary Authority of Singapore, 0.00%, 6/13/14	SGD	1,101	$877,946

Total Singapore			$877,946

Sri Lanka — 3.1%
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	355,830	$2,721,844
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	109,690	831,669
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	295,330	2,227,805
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	981,420	7,307,847
Sri Lanka Treasury Bill, 0.00%, 10/17/14	LKR	973,060	7,226,769
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	1,427,800	10,576,420
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	1,631,690	12,006,543
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	565,190	4,153,443
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	237,560	1,743,503
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	1,252,160	9,177,874
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	548,460	4,014,761

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	1,875,710	$13,712,574
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	380,000	2,767,296
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	2,321,580	16,839,838
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,284,190	9,302,684
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	3,414,430	24,701,409
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	255,810	1,848,157
Sri Lanka Treasury Bill, 0.00%, 3/20/15	LKR	1,666,990	12,027,288
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	396,470	2,849,241
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	240,650	1,725,128

Total Sri Lanka			$147,762,093

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	7,431,400	$2,782,017
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	8,763,800	3,265,559
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	3,677,000	1,356,750
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	3,677,000	1,344,167
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	4,866,500	1,770,298

Total Uganda			$10,518,791

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 5/16/14(3)	UYU	367,003	$15,898,481
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	63,000	2,638,534
Monetary Regulation Bill, 0.00%, 7/25/14	UYU	17,265	722,466
Monetary Regulation Bill, 0.00%, 8/29/14(3)	UYU	22,798	970,820
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	63,911	2,636,133
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	26,300	1,069,491
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	114,480	4,468,087
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	30,490	1,179,969
Monetary Regulation Bill, 0.00%, 2/20/15(3)	UYU	43,030	1,789,021

Total Uruguay			$31,373,002

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	23,985	$3,655,193
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	55,060	8,326,444

Total Zambia			$11,981,637

Total Foreign Government Securities (identified cost $720,615,357)			$713,737,461

U.S. Treasury Obligations — 0.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/10/14		$20,000	$19,999,320

			Value

Total U.S. Treasury Obligations (identified cost $19,997,939)			$19,999,320

Repurchase Agreements — 2.4%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 10/21/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $11,622,917.(12)	USD	11,743	$11,743,000
Dated 4/22/14 with a maturity date of 5/23/14, an interest rate of 0.18% payable by the Portfolio and repurchase proceeds of EUR 17,641,103, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $24,532,683.	EUR	17,644	24,478,045
Barclays Bank PLC:
Dated 3/28/14 with a maturity date of 5/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 4,100,464, collateralized by BRL 9,766,000 Federative Republic of Brazil 8.50%, due 1/5/24 and a market value, including accrued interest, of $4,324,628.	USD	4,104	4,103,661
Dated 4/22/14 with a maturity date of 5/8/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,443,784, collateralized by USD 2,429,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,463,669.	USD	2,444	2,444,181
Dated 4/23/14 with a maturity date of 5/12/14, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of USD 6,951,519, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $7,014,834.	USD	6,953	6,953,141
Dated 4/28/14 with a maturity date of 6/2/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 25,651,018, collateralized by USD 25,445,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $25,808,173.	USD	25,661	25,661,282
Dated 4/30/14 with a maturity date of 5/27/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 4,646,202, collateralized by USD 4,900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,647,038.	USD	4,648	4,647,693

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank:
Dated 4/29/14 with an interest rate of 0.40%, collateralized by USD 12,000,000 Bolivarian Republic of Venezuela 5.00%, due 10/28/15 and a market value, including accrued interest, of $10,850,000.(12)	USD	10,860	$10,860,000
Nomura International PLC:
Dated 4/17/14 with a maturity date of 5/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 1,763,258, collateralized by USD 1,870,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,773,461.	USD	1,764	1,763,927
Dated 4/25/14 with a maturity date of 5/20/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 9,205,857, collateralized by USD 9,779,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $9,274,159.	USD	9,209	9,209,349
Dated 4/30/14 with a maturity date of 5/12/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 2,962,768, collateralized by USD 2,454,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $2,976,095.	USD	2,963	2,963,015
Dated 4/30/14 with a maturity date of 5/12/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 11,065,105 collateralized by USD 9,165,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $11,114,879.	USD	11,066	11,066,027

Total Repurchase Agreements (identified cost $115,771,607)			$115,893,321

Other — 0.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)		$31,562	$31,561,812

Total Other (identified cost $31,561,812)			$31,561,812

Total Short-Term Investments (identified cost $887,946,715)			$881,191,914

Total Investments — 99.2% (identified cost $4,619,709,308)			$4,723,179,374

Currency Call Options Written — (0.0)%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Goldman Sachs International	COP	10,531,260	COP	1,845.00	6/12/14	$(2,603)

Total Currency Call Options Written (premiums received $6,393)							$(2,603)

Currency Put Options Written — (0.0)%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Deutsche Bank	INR	2,725,627	INR	67.00	6/16/14	$(27,378)
Indian Rupee	Goldman Sachs International	INR	2,438,735	INR	65.00	6/9/14	(48,737)
Indian Rupee	Goldman Sachs International	INR	4,340,160	INR	72.00	7/1/14	(27,247)
Indian Rupee	JPMorgan Chase Bank	INR	2,482,090	INR	65.00	6/9/14	(49,604)
Indian Rupee	JPMorgan Chase Bank	INR	2,302,723	INR	67.00	6/16/14	(23,130)
Indian Rupee	JPMorgan Chase Bank	INR	5,218,064	INR	70.00	6/19/14	(31,308)
Indian Rupee	JPMorgan Chase Bank	INR	4,133,520	INR	72.00	7/1/14	(25,949)

Total Currency Put Options Written (premiums received $6,399,976)							$(233,353)

Other Assets, Less Liabilities — 0.8%							$40,018,983

Net Assets — 100.0%							$4,762,962,401

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

AUD	–	Australian Dollar
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $704,104,983 or 14.8% of the Portfolio’s net assets.

(2)	Security (or portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $298,983,501 or 6.3% of the Portfolio’s net assets.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2014.

(9)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2014.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Non-income producing.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Securities Sold Short — (1.9)%

Foreign Government Bonds — (1.9)%

Security		Principal Amount (000’s omitted)	Value

Brazil — (0.1)%
Federative Republic of Brazil, 8.50%, 1/5/24	BRL	(9,766)	$(4,204,669)

Total Brazil			$(4,204,669)

Ghana — (0.3)%
Republic of Ghana, 7.875%, 8/7/23	USD	(16,549)	$(15,390,570)

Total Ghana			$(15,390,570)

Qatar — (1.0)%
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	$(6,914,123)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(11,619)	(14,044,466)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(27,874)	(28,013,370)

Total Qatar			$(48,971,959)

Spain — (0.5)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(23,811,451)

Total Spain			$(23,811,451)

Total Foreign Government Bonds (proceeds $89,844,116)			$(92,378,649)

Total Securities Sold Short (proceeds $89,844,116)			$(92,378,649)

BRL	–	Brazilian Real
EUR	–	Euro
USD	–	United States Dollar

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2014
Investments —
Securities of unaffiliated issuers, at value (identified cost, $4,544,347,510)	$4,656,013,082
Affiliated investment, at value (identified cost, $31,561,812)	31,561,812
Precious metals, at value (identified cost, $43,799,986)	35,604,480
Total Investments, at value (identified cost, $4,619,709,308)	$4,723,179,374
Cash	$15,573,340
Restricted cash*	21,578,503
Foreign currency, at value (identified cost, $6,027,370)	6,027,033
Interest receivable	45,956,856
Interest receivable from affiliated investment	7,367
Receivable for investments sold	98,519,206
Receivable for open forward foreign currency exchange contracts	39,504,644
Receivable for open swap contracts	106,316,907
Premium receivable on open swap contracts	314,542
Premium paid on open swap contracts	76,578,040
Tax reclaims receivable	98,384
Total assets	$5,133,654,196

Liabilities
Cash collateral due to brokers	$15,770,000
Payable for investments purchased	103,549,833
Written options outstanding, at value (premiums received, $6,406,369)	235,956
Payable for reverse repurchase agreements	13,644,730
Payable for securities sold short, at value (proceeds, $89,844,116)	92,378,649
Payable for variation margin on open futures contracts	282,715
Payable for variation margin on open centrally cleared swap contracts	544,924
Payable for open forward foreign currency exchange contracts	73,315,958
Payable for open swap contracts	48,984,494
Premium received on open swap contracts	17,109,315
Payable to affiliates:
Investment adviser fee	2,126,923
Trustees’ fees	5,782
Interest payable	1,541,997
Accrued foreign capital gains taxes	91,498
Accrued expenses	1,109,021
Total liabilities	$370,691,795
Net Assets applicable to investors’ interest in Portfolio	$4,762,962,401

Sources of Net Assets
Investors’ capital	$4,639,710,815
Net unrealized appreciation	123,251,586
Total	$4,762,962,401

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Statement of Operations

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $653,225)	$123,617,592
Interest allocated from affiliated investment	116,065
Expenses allocated from affiliated investment	(11,973)
Total investment income	$123,721,684

Expenses
Investment adviser fee	$14,660,971
Trustees’ fees and expenses	34,115
Custodian fee	2,206,689
Legal and accounting services	372,918
Interest expense and fees	455,968
Interest expense on securities sold short	4,063,604
Miscellaneous	162,058
Total expenses	$21,956,323
Deduct —
Reduction of custodian fee	$9,117
Total expense reductions	$9,117

Net expenses	$21,947,206

Net investment income	$101,774,478

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $27,049,631 from precious metals)	$(80,096,754)
Investment transactions allocated from affiliated investment	1,067
Written options	2,896
Securities sold short	(34,759,805)
Futures contracts	(42,973,454)
Swap contracts	(23,285,708)
Foreign currency and forward foreign currency exchange contract transactions	(34,837,595)
Net realized loss	$(215,949,353)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $91,498 and including net increase of $23,571,581 from precious metals)	$88,768,572
Written options	7,815,017
Securities sold short	32,593,392
Futures contracts	33,340,184
Swap contracts	9,287,814
Foreign currency and forward foreign currency exchange contracts	21,473
Net change in unrealized appreciation (depreciation)	$171,826,452

Net realized and unrealized loss	$(44,122,901)

Net increase in net assets from operations	$57,651,577

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014	Year Ended October 31, 2013
From operations —
Net investment income	$101,774,478	$230,012,066
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(215,949,353)	(155,628,223)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	171,826,452	(148,371,183)
Net increase (decrease) in net assets from operations	$57,651,577	$(73,987,340)
Capital transactions —
Contributions	$38,367,831	$803,496,564
Withdrawals	(2,024,043,803)	(1,258,862,116)
Net decrease in net assets from capital transactions	$(1,985,675,972)	$(455,365,552)

Net decrease in net assets	$(1,928,024,395)	$(529,352,892)

Net Assets
At beginning of period	$6,690,986,796	$7,220,339,688
At end of period	$4,762,962,401	$6,690,986,796

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014		Year Ended October 31,
Ratios/Supplemental Data			2013		2012		2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.80	%(2)(3)	0.92	%(3)	0.93	%(3)	0.75	%(3)	0.57%	0.72%
Net investment income	3.68	%(2)	3.15%		4.10%		3.22%		2.67%	4.93%
Portfolio Turnover	37	%(4)	56%		39%		33%		19%	25%

Total Return	1.05	%(4)	(0.89)%		3.46%		0.79%		5.31%	12.10%

Net assets, end of period (000’s omitted)	$4,762,962		$6,690,987		$7,220,340		$8,038,178		$9,007,025	$1,319,026

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes interest and dividend expense, primarily on securities sold short, of 0.16%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(4)	Not annualized.

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 95.4%, 3.9% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $61,221,594 or 1.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

29

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

30

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

31

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

32

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $14,660,971 or 0.53% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,788,983,501	$1,396,884,963
U.S. Government and Agency Securities	—	181,459,213

	$1,788,983,501	$1,578,344,176

33

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,670,066,414

Gross unrealized appreciation	$151,323,288
Gross unrealized depreciation	(98,210,328)

Net unrealized appreciation	$53,112,960

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2014 is included in the Portfolio of investments.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 32,356,111	United States Dollar 12,977,744	Bank of America	$—	$(1,533,350)	$(1,533,350)
5/5/14	Brazilian Real 55,191,000	United States Dollar 24,682,916	BNP Paribas	—	(69,186)	(69,186)
5/5/14	Brazilian Real 52,440,000	United States Dollar 23,452,594	Citibank NA	—	(65,738)	(65,738)
5/5/14	Brazilian Real 31,416,889	United States Dollar 12,591,435	Citibank NA	—	(1,498,436)	(1,498,436)
5/5/14	Brazilian Real 107,631,000	United States Dollar 48,283,340	JPMorgan Chase Bank	12,906	—	12,906
5/5/14	Brazilian Real 63,773,000	United States Dollar 28,521,020	Standard Chartered Bank	—	(79,945)	(79,945)
5/5/14	Chilean Peso 9,828,254,000	United States Dollar 17,541,057	Bank of America	122,950	—	122,950
5/5/14	Chilean Peso 1,801,100,000	United States Dollar 3,200,249	Bank of America	8,252	—	8,252
5/5/14	Chilean Peso 24,829,738,000	United States Dollar 43,978,352	BNP Paribas	—	(26,110)	(26,110)
5/5/14	Chilean Peso 7,191,293,000	United States Dollar 12,737,195	Citibank NA	—	(7,562)	(7,562)
5/5/14	Chilean Peso 20,391,677,000	United States Dollar 36,394,212	Morgan Stanley & Co. International PLC	255,096	—	255,096
5/5/14	Swiss Franc 4,926,000	United States Dollar 5,594,866	Goldman Sachs International	—	(2,225)	(2,225)
5/5/14	Swiss Franc 134,247,903	United States Dollar 148,847,622	Goldman Sachs International	—	(3,689,479)	(3,689,479)

34

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	United States Dollar 14,470,533	Brazilian Real 32,356,111	Bank of America	$40,561	$—	$40,561
5/5/14	United States Dollar 24,749,327	Brazilian Real 55,191,000	BNP Paribas	2,775	—	2,775
5/5/14	United States Dollar 14,050,487	Brazilian Real 31,416,889	Citibank NA	39,384	—	39,384
5/5/14	United States Dollar 23,499,888	Brazilian Real 52,440,000	Citibank NA	18,444	—	18,444
5/5/14	United States Dollar 48,135,510	Brazilian Real 107,631,000	JPMorgan Chase Bank	134,924	—	134,924
5/5/14	United States Dollar 26,633,118	Brazilian Real 63,773,000	Standard Chartered Bank	1,967,847	—	1,967,847
5/5/14	United States Dollar 17,407,772	Chilean Peso 9,828,254,000	Bank of America	10,335	—	10,335
5/5/14	United States Dollar 3,190,103	Chilean Peso 1,801,100,000	Bank of America	1,894	—	1,894
5/5/14	United States Dollar 44,094,722	Chilean Peso 24,829,738,000	BNP Paribas	—	(90,260)	(90,260)
5/5/14	United States Dollar 12,766,364	Chilean Peso 7,191,293,000	Citibank NA	—	(21,607)	(21,607)
5/5/14	United States Dollar 36,117,673	Chilean Peso 20,391,677,000	Morgan Stanley & Co. International PLC	21,443	—	21,443
5/5/14	United States Dollar 152,476,464	Swiss Franc 134,247,903	Goldman Sachs International	60,637	—	60,637
5/5/14	United States Dollar 5,556,727	Swiss Franc 4,926,000	Goldman Sachs International	40,364	—	40,364
5/6/14	British Pound Sterling 2,834,615	United States Dollar 4,551,256	Deutsche Bank	—	(234,557)	(234,557)
5/6/14	Thai Baht 539,251,000	United States Dollar 16,220,514	Goldman Sachs International	—	(443,608)	(443,608)
5/6/14	United States Dollar 5,903,837	Thai Baht 190,812,000	Goldman Sachs International	—	(7,298)	(7,298)
5/6/14	United States Dollar 10,784,246	Thai Baht 348,439,000	Goldman Sachs International	—	(16,663)	(16,663)
5/7/14	Euro 35,446,000	United States Dollar 48,415,691	Goldman Sachs International	—	(760,064)	(760,064)
5/7/14	Japanese Yen 1,686,910,000	United States Dollar 16,457,659	Nomura International PLC	—	(43,160)	(43,160)
5/7/14	Japanese Yen 3,064,144,000	United States Dollar 29,894,088	Nomura International PLC	—	(78,398)	(78,398)
5/7/14	Philippine Peso 494,493,000	United States Dollar 10,906,330	Bank of America	—	(189,544)	(189,544)
5/7/14	Philippine Peso 1,177,420,000	United States Dollar 25,820,614	Barclays Bank PLC	—	(599,384)	(599,384)
5/7/14	Philippine Peso 545,026,000	United States Dollar 12,015,564	Goldman Sachs International	—	(214,214)	(214,214)
5/7/14	United States Dollar 7,673,462	Japanese Yen 781,978,000	Goldman Sachs International	—	(24,401)	(24,401)

35

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/7/14	United States Dollar 30,291,692	Japanese Yen 3,064,144,000	Standard Chartered Bank	$—	$(319,207)	$(319,207)
5/8/14	Thai Baht 582,090,000	United States Dollar 17,485,431	Deutsche Bank	—	(500,948)	(500,948)
5/9/14	Euro 7,471,500	Icelandic Krona 1,494,300,000	Morgan Stanley & Co. International PLC	—	(380,332)	(380,332)
5/9/14	New Turkish Lira 12,628,719	United States Dollar 5,970,743	Deutsche Bank	968	—	968
5/9/14	New Turkish Lira 11,892,551	United States Dollar 5,618,174	Standard Chartered Bank	—	(3,604)	(3,604)
5/9/14	Sri Lankan Rupee 340,540,000	United States Dollar 2,590,643	Standard Chartered Bank	—	(14,647)	(14,647)
5/9/14	Sri Lankan Rupee 1,258,000,000	United States Dollar 9,541,145	Standard Chartered Bank	—	(83,143)	(83,143)
5/12/14	United States Dollar 2,826,880	Indian Rupee 170,767,000	Bank of America	1,831	—	1,831
5/12/14	United States Dollar 2,588,402	Indian Rupee 156,348,000	Citibank NA	1,462	—	1,462
5/12/14	United States Dollar 72,245,918	Singapore Dollar 91,636,000	Standard Chartered Bank	846,397	—	846,397
5/14/14	Euro 188,742,906	United States Dollar 256,617,686	Standard Chartered Bank	—	(5,229,175)	(5,229,175)
5/14/14	United States Dollar 32,766,855	Euro 23,813,000	Standard Chartered Bank	269,403	—	269,403
5/14/14	United States Dollar 1,529,032	Euro 1,112,507	Standard Chartered Bank	14,372	—	14,372
5/14/14	United States Dollar 9,144,498	Euro 6,600,000	Standard Chartered Bank	11,816	—	11,816
5/16/14	Russian Ruble 1,728,873,572	United States Dollar 51,115,323	Bank of America	2,763,731	—	2,763,731
5/16/14	Russian Ruble 1,710,246,497	United States Dollar 50,528,747	BNP Paribas	2,698,100	—	2,698,100
5/16/14	Russian Ruble 2,976,872,808	United States Dollar 87,937,871	HSBC Bank USA	4,683,350	—	4,683,350
5/16/14	Russian Ruble 335,316,699	United States Dollar 9,953,004	Standard Chartered Bank	575,166	—	575,166
5/16/14	Thai Baht 1,042,350,000	United States Dollar 32,335,970	Goldman Sachs International	138,949	—	138,949
5/16/14	United States Dollar 32,288,899	Russian Ruble 1,072,798,671	Bank of America	—	(2,285,824)	(2,285,824)
5/16/14	United States Dollar 91,471,350	Russian Ruble 3,048,740,095	Bank of America	—	(6,206,909)	(6,206,909)
5/16/14	United States Dollar 36,241,317	Russian Ruble 1,209,191,544	Citibank NA	—	(2,423,728)	(2,423,728)
5/16/14	United States Dollar 42,567,361	Russian Ruble 1,420,579,266	Standard Chartered Bank	—	(2,837,869)	(2,837,869)
5/19/14	Japanese Yen 6,440,995,782	United States Dollar 63,292,839	Goldman Sachs International	284,467	—	284,467

36

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/19/14	United States Dollar 14,391,924	Japanese Yen 1,469,722,000	Goldman Sachs International	$—	$(14,521)	$(14,521)
5/21/14	Euro 914,998	United States Dollar 1,268,535	JPMorgan Chase Bank	—	(840)	(840)
5/21/14	Euro 1,731,363	United States Dollar 2,392,181	JPMorgan Chase Bank	—	(9,735)	(9,735)
5/21/14	Euro 3,870,551	United States Dollar 5,359,842	JPMorgan Chase Bank	—	(9,764)	(9,764)
5/21/14	Euro 1,969,078	United States Dollar 2,703,745	JPMorgan Chase Bank	—	(27,952)	(27,952)
5/22/14	Thai Baht 684,035,000	United States Dollar 21,223,549	Standard Chartered Bank	100,001	—	100,001
5/27/14	Euro 6,347,607	United States Dollar 8,731,038	Bank of America	—	(74,859)	(74,859)
5/27/14	Euro 858,000	United States Dollar 1,187,249	Goldman Sachs International	—	(3,036)	(3,036)
5/27/14	Euro 6,052,246	United States Dollar 8,318,304	Goldman Sachs International	—	(77,846)	(77,846)
5/27/14	Russian Ruble 1,863,782,763	United States Dollar 55,055,986	JPMorgan Chase Bank	3,122,065	—	3,122,065
5/27/14	Russian Ruble 300,112,532	United States Dollar 8,889,589	JPMorgan Chase Bank	527,016	—	527,016
5/27/14	Russian Ruble 3,905,962,237	United States Dollar 115,373,275	Morgan Stanley & Co. International PLC	6,534,447	—	6,534,447
5/27/14	United States Dollar 13,833,195	Russian Ruble 460,507,075	Bank of America	—	(1,001,261)	(1,001,261)
5/27/14	United States Dollar 84,144,565	Russian Ruble 2,788,603,474	Bank of America	—	(6,440,707)	(6,440,707)
5/27/14	United States Dollar 46,126,999	Russian Ruble 1,535,798,420	BNP Paribas	—	(3,332,294)	(3,332,294)
5/27/14	United States Dollar 38,779,193	Russian Ruble 1,284,948,563	Standard Chartered Bank	—	(2,974,368)	(2,974,368)
5/28/14	Euro 922,815	United States Dollar 1,276,848	Bank of America	—	(3,350)	(3,350)
5/28/14	Euro 3,973,116	United States Dollar 5,502,368	Bank of America	—	(9,437)	(9,437)
5/28/14	Euro 6,425,242	United States Dollar 8,880,006	Bank of America	—	(33,573)	(33,573)
5/28/14	Euro 18,003,629	United States Dollar 24,683,155	Bank of America	—	(292,831)	(292,831)
5/30/14	Indian Rupee 760,554,000	United States Dollar 12,581,538	Standard Chartered Bank	12,174	—	12,174
5/30/14	United States Dollar 7,917,694	Indian Rupee 498,787,000	Goldman Sachs International	325,555	—	325,555
5/30/14	United States Dollar 8,130,493	Indian Rupee 512,030,000	Standard Chartered Bank	331,617	—	331,617
6/3/14	Indonesian Rupiah 226,981,675,000	United States Dollar 19,609,648	Bank of America	6,447	—	6,447

37

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/3/14	Indonesian Rupiah 95,425,080,000	United States Dollar 8,171,355	BNP Paribas	$—	$(70,002)	$(70,002)
6/3/14	Indonesian Rupiah 203,602,738,000	United States Dollar 17,605,079	Goldman Sachs International	20,992	—	20,992
6/3/14	Indonesian Rupiah 88,084,718,000	United States Dollar 7,551,197	Goldman Sachs International	—	(56,212)	(56,212)
6/3/14	Indonesian Rupiah 87,672,140,000	United States Dollar 7,510,678	Standard Chartered Bank	—	(61,099)	(61,099)
6/3/14	United States Dollar 24,062,117	Indonesian Rupiah 284,871,399,000	Deutsche Bank	540,713	—	540,713
6/4/14	Euro 31,911,429	Singapore Dollar 55,306,000	Standard Chartered Bank	—	(155,329)	(155,329)
6/4/14	Euro 9,646,000	United States Dollar 13,389,998	Deutsche Bank	8,560	—	8,560
6/4/14	Euro 963,095	United States Dollar 1,326,490	Deutsche Bank	—	(9,566)	(9,566)
6/4/14	Euro 5,112,907	United States Dollar 7,042,160	Deutsche Bank	—	(50,733)	(50,733)
6/4/14	Euro 77,787,922	United States Dollar 106,973,561	Deutsche Bank	—	(937,931)	(937,931)
6/4/14	Singapore Dollar 38,174,000	United States Dollar 30,173,736	Standard Chartered Bank	—	(275,100)	(275,100)
6/11/14	Euro 21,293,808	United States Dollar 29,308,968	Bank of America	—	(230,374)	(230,374)
6/11/14	Euro 3,761,079	United States Dollar 5,177,193	Goldman Sachs International	—	(40,277)	(40,277)
6/12/14	Euro 870,000	United States Dollar 1,197,164	Standard Chartered Bank	—	(9,721)	(9,721)
6/17/14	Euro 13,510,152	Israeli Shekel 65,277,000	JPMorgan Chase Bank	113,809	—	113,809
6/17/14	Indonesian Rupiah 23,698,153,000	United States Dollar 1,945,661	Standard Chartered Bank	—	(96,843)	(96,843)
6/17/14	Japanese Yen 15,859,919,000	United States Dollar 154,429,591	Bank of America	—	(744,860)	(744,860)
6/17/14	United States Dollar 8,489,072	Japanese Yen 870,809,000	Bank of America	30,978	—	30,978
6/18/14	Euro 15,204,156	Polish Zloty 64,802,393	BNP Paribas	252,547	—	252,547
6/18/14	Euro 12,874,442	Polish Zloty 54,887,607	Standard Chartered Bank	218,726	—	218,726
6/18/14	Euro 17,375,000	United States Dollar 24,104,598	Goldman Sachs International	1,988	—	1,988
6/23/14	Euro 6,961,240	United States Dollar 9,692,447	Bank of America	35,942	—	35,942
6/23/14	Euro 1,832,579	United States Dollar 2,551,577	Goldman Sachs International	9,457	—	9,457
6/25/14	Euro 24,343,000	United States Dollar 33,596,018	Deutsche Bank	—	(171,967)	(171,967)

38

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/25/14	Euro 16,284,000	United States Dollar 22,475,258	Goldman Sachs International	$—	$(113,488)	$(113,488)
6/25/14	Thai Baht 213,132,000	United States Dollar 6,534,785	Citibank NA	—	(37,164)	(37,164)
6/25/14	Thai Baht 247,904,000	United States Dollar 7,602,085	Goldman Sachs International	—	(42,062)	(42,062)
6/27/14	Sri Lankan Rupee 640,662,466	United States Dollar 4,855,711	Standard Chartered Bank	—	(13,088)	(13,088)
6/30/14	New Turkish Lira 25,161,764	United States Dollar 11,137,466	HSBC Bank USA	—	(598,208)	(598,208)
6/30/14	New Turkish Lira 11,168,236	United States Dollar 4,944,979	Standard Chartered Bank	—	(263,987)	(263,987)
6/30/14	Sri Lankan Rupee 1,508,587,000	United States Dollar 11,380,409	Standard Chartered Bank	—	(79,603)	(79,603)
6/30/14	United States Dollar 47,324,133	Peruvian New Sol 133,738,000	Standard Chartered Bank	—	(40,130)	(40,130)
7/2/14	Brazilian Real 55,191,000	United States Dollar 24,346,464	BNP Paribas	8,757	—	8,757
7/2/14	Brazilian Real 52,440,000	United States Dollar 23,117,616	Citibank NA	—	(6,977)	(6,977)
7/7/14	Thai Baht 348,439,000	United States Dollar 10,750,972	Goldman Sachs International	12,425	—	12,425
7/8/14	South African Rand 308,144,638	United States Dollar 28,570,799	Standard Chartered Bank	—	(419,557)	(419,557)
7/9/14	Euro 55,229,000	United States Dollar 75,668,148	JPMorgan Chase Bank	—	(941,464)	(941,464)
7/10/14	Australian Dollar 23,990,320	United States Dollar 22,243,345	Goldman Sachs International	61,446	—	61,446
7/10/14	Australian Dollar 63,995,680	United States Dollar 59,323,995	Nomura International PLC	152,392	—	152,392
7/15/14	Australian Dollar 45,606,355	United States Dollar 42,578,549	Deutsche Bank	424,626	—	424,626
7/15/14	Australian Dollar 62,493,067	United States Dollar 58,331,654	Morgan Stanley & Co. International PLC	569,354	—	569,354
7/15/14	Euro 7,876,875	Hungarian Forint 2,430,725,000	Citibank NA	26,958	—	26,958
7/15/14	Euro 8,229,738	Hungarian Forint 2,539,697,000	Standard Chartered Bank	28,537	—	28,537
7/15/14	Hungarian Forint 6,774,536,865	Euro 22,017,410	BNP Paribas	13,939	—	13,939
7/15/14	Hungarian Forint 18,426,284,332	Euro 59,889,766	HSBC Bank USA	43,312	—	43,312
7/16/14	Euro 26,718,000	United States Dollar 36,934,963	Australia and New Zealand Banking Group Limited	—	(126,026)	(126,026)
7/17/14	Euro 63,627,967	Polish Zloty 267,746,484	BNP Paribas	—	(234,114)	(234,114)
7/17/14	Euro 60,634,924	Polish Zloty 255,271,516	Citibank NA	—	(183,730)	(183,730)

39

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/18/14	Polish Zloty 47,734,000	United States Dollar 15,673,874	BNP Paribas	$—	$(18,308)	$(18,308)
7/21/14	United States Dollar 23,882,676	Indonesian Rupiah 271,665,440,000	Barclays Bank PLC	—	(601,654)	(601,654)
7/21/14	United States Dollar 13,113,284	Indonesian Rupiah 148,180,108,000	Standard Chartered Bank	—	(414,634)	(414,634)
7/22/14	United States Dollar 13,049,479	Indonesian Rupiah 149,025,044,600	Goldman Sachs International	—	(280,684)	(280,684)
7/23/14	Euro 2,140,695	United States Dollar 2,966,179	Goldman Sachs International	—	(3,194)	(3,194)
7/24/14	Singapore Dollar 14,661,000	United States Dollar 11,692,087	Goldman Sachs International	—	(2,301)	(2,301)
7/24/14	United States Dollar 56,988,471	Israeli Shekel 198,492,269	Citibank NA	335,333	—	335,333
7/24/14	United States Dollar 59,228,976	Israeli Shekel 206,309,331	Deutsche Bank	352,365	—	352,365
7/24/14	United States Dollar 68,014,435	Singapore Dollar 85,285,000	Goldman Sachs International	13,385	—	13,385
7/25/14	Canadian Dollar 48,505,234	United States Dollar 43,895,742	Goldman Sachs International	—	(269,961)	(269,961)
7/25/14	Canadian Dollar 135,359,766	United States Dollar 122,518,592	Toronto-Dominion Bank	—	(731,185)	(731,185)
7/30/14	Euro 33,165,052	United States Dollar 45,983,345	Deutsche Bank	—	(19,819)	(19,819)
7/31/14	Australian Dollar 34,586,000	United States Dollar 31,900,017	JPMorgan Chase Bank	—	(32,501)	(32,501)
7/31/14	New Zealand Dollar 115,108,948	United States Dollar 97,587,064	Australia and New Zealand Banking Group Limited	—	(907,474)	(907,474)
7/31/14	New Zealand Dollar 16,831,656	United States Dollar 14,267,942	Goldman Sachs International	—	(134,293)	(134,293)
8/5/14	Swiss Franc 129,321,903	United States Dollar 146,896,614	Goldman Sachs International	—	(153,671)	(153,671)
8/13/14	United States Dollar 3,927,319	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(122,997)	(122,997)
8/20/14	United States Dollar 3,819,629	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(20,119)	(20,119)
8/20/14	United States Dollar 3,054,348	Indonesian Rupiah 35,567,887,000	JPMorgan Chase Bank	—	(22,596)	(22,596)
8/20/14	United States Dollar 9,409,113	Indonesian Rupiah 109,098,662,264	Standard Chartered Bank	—	(109,711)	(109,711)
8/27/14	Ghanaian Cedi 1,812,000	United States Dollar 646,681	Standard Chartered Bank	47,681	—	47,681
8/27/14	United States Dollar 5,148,148	Argentine Peso 48,650,000	Bank of America	439,990	—	439,990
8/29/14	Ghanaian Cedi 3,577,000	United States Dollar 1,252,890	Standard Bank	71,729	—	71,729
8/29/14	Ghanaian Cedi 3,612,000	United States Dollar 1,253,079	Standard Bank	60,361	—	60,361

40

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/8/14	United States Dollar 6,578,376	Argentine Peso 62,363,000	Bank of America	$502,097	$—	$502,097
9/9/14	Zambian Kwacha 14,139,000	United States Dollar 2,363,986	Standard Bank	217,257	—	217,257
9/9/14	Zambian Kwacha 9,054,000	United States Dollar 1,514,047	Standard Chartered Bank	139,375	—	139,375
9/23/14	Zambian Kwacha 17,465,000	United States Dollar 2,935,294	Barclays Bank PLC	296,233	—	296,233
9/23/14	Zambian Kwacha 20,958,000	United States Dollar 3,444,207	Barclays Bank PLC	277,333	—	277,333
9/23/14	Zambian Kwacha 15,335,000	United States Dollar 2,518,062	Barclays Bank PLC	200,856	—	200,856
9/30/14	United States Dollar 2,925,610	Azerbaijani Manat 2,399,000	Standard Bank	85,183	—	85,183
10/1/14	United States Dollar 3,962,417	New Turkish Lira 8,972,100	Citibank NA	128,753	—	128,753
10/1/14	United States Dollar 6,187,645	New Turkish Lira 14,010,500	Credit Suisse International	200,973	—	200,973
10/1/14	United States Dollar 4,362,669	New Turkish Lira 9,884,500	Credit Suisse International	144,543	—	144,543
10/1/14	United States Dollar 35,734,855	New Turkish Lira 80,608,900	HSBC Bank USA	1,021,829	—	1,021,829
10/9/14	United States Dollar 5,890,798	Azerbaijani Manat 4,801,000	VTB Capital PLC	120,973	—	120,973
10/9/14	United States Dollar 5,825,660	Azerbaijani Manat 4,745,000	VTB Capital PLC	115,988	—	115,988
10/17/14	Russian Ruble 207,745,000	United States Dollar 5,515,598	Deutsche Bank	—	(61,081)	(61,081)
10/17/14	Russian Ruble 432,891,000	United States Dollar 11,484,043	HSBC Bank USA	—	(136,426)	(136,426)
10/17/14	Russian Ruble 503,195,000	United States Dollar 13,359,750	JPMorgan Chase Bank	—	(147,949)	(147,949)
10/17/14	Russian Ruble 680,319,000	United States Dollar 18,048,996	Morgan Stanley & Co. International PLC	—	(213,397)	(213,397)
10/17/14	United States Dollar 8,317,120	Kazakhstani Tenge 1,374,404,000	Citibank NA	—	(1,008,176)	(1,008,176)
10/20/14	United States Dollar 6,639,915	Kazakhstani Tenge 1,096,250,000	Deutsche Bank	—	(813,400)	(813,400)
10/23/14	United States Dollar 4,282,246	Kazakhstani Tenge 705,500,000	JPMorgan Chase Bank	—	(534,626)	(534,626)
10/27/14	United States Dollar 6,174,598	Kazakhstani Tenge 1,018,500,000	HSBC Bank USA	—	(768,317)	(768,317)
11/5/14	United States Dollar 7,601,216	Kazakhstani Tenge 1,250,400,000	Citibank NA	—	(975,000)	(975,000)
11/12/14	United States Dollar 7,411,298	Kazakhstani Tenge 1,213,600,000	Deutsche Bank	—	(992,906)	(992,906)
11/12/14	United States Dollar 20,011,628	Kazakhstani Tenge 3,269,900,000	Deutsche Bank	—	(2,718,039)	(2,718,039)

41

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/21/14	United States Dollar 4,153,846	Kazakhstani Tenge 675,000,000	JPMorgan Chase Bank	$—	$(593,079)	$(593,079)
11/21/14	United States Dollar 6,279,213	Kazakhstani Tenge 1,021,000,000	VTB Capital PLC	—	(893,222)	(893,222)
12/3/14	United States Dollar 2,909,639	Kazakhstani Tenge 479,072,000	Deutsche Bank	—	(391,011)	(391,011)
12/3/14	United States Dollar 18,933,728	Kazakhstani Tenge 3,117,438,272	Deutsche Bank	—	(2,544,404)	(2,544,404)
12/9/14	Ghanaian Cedi 10,250,001	United States Dollar 3,424,315	Standard Bank	220,064	—	220,064
12/12/14	Ghanaian Cedi 5,200,001	United States Dollar 1,734,779	Standard Bank	111,765	—	111,765
12/19/14	Ghanaian Cedi 5,200,001	United States Dollar 1,729,011	Standard Bank	111,932	—	111,932
12/22/14	United States Dollar 31,790,563	Kazakhstani Tenge 5,221,600,000	VTB Capital PLC	—	(4,485,767)	(4,485,767)
12/30/14	United States Dollar 5,580,365	Uruguyan Peso 131,585,000	Citibank NA	—	(336,731)	(336,731)
1/2/15	Euro 3,000,000	United States Dollar 4,117,650	Goldman Sachs International	—	(43,337)	(43,337)
1/12/15	United States Dollar 3,318,143	Ugandan Shilling 9,075,120,000	Citibank NA	64,905	—	64,905
1/12/15	United States Dollar 2,345,786	Ugandan Shilling 6,403,995,000	Standard Chartered Bank	41,513	—	41,513
1/20/15	United States Dollar 5,469,861	Ugandan Shilling 14,899,900,000	Barclays Bank PLC	74,301	—	74,301
1/23/15	United States Dollar 2,554,939	Ugandan Shilling 6,906,000,000	Citibank NA	12,962	—	12,962
1/29/15	United States Dollar 3,243,553	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(3,710)	(3,710)
2/5/15	United States Dollar 2,770,572	Kazakhstani Tenge 459,915,000	Deutsche Bank	—	(395,653)	(395,653)
2/6/15	United States Dollar 5,080,645	Uruguayan Peso 126,000,000	Citibank NA	—	(125,659)	(125,659)
2/13/15	United States Dollar 5,070,423	Uruguayan Peso 126,000,000	Citibank NA	—	(127,591)	(127,591)
2/20/15	United States Dollar 1,982,759	Argentine Peso 23,000,000	Bank of America	245,433	—	245,433
2/20/15	United States Dollar 3,879,310	Argentine Peso 45,000,000	Citibank NA	480,195	—	480,195
2/23/15	United States Dollar 5,418,103	Argentine Peso 62,850,000	Citibank NA	653,324	—	653,324
2/24/15	United States Dollar 4,741,379	Argentine Peso 55,000,000	Citibank NA	566,682	—	566,682
2/25/15	United States Dollar 1,805,714	Argentine Peso 20,856,000	Bank of America	205,195	—	205,195
2/25/15	United States Dollar 12,034,632	Argentine Peso 139,000,000	Citibank NA	1,367,571	—	1,367,571

42

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April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/27/15	United States Dollar 3,376,414	Uruguayan Peso 83,600,000	Citibank NA	$—	$(112,894)	$(112,894)
3/13/15	Euro 6,037,712	Serbian Dinar 765,280,000	Citibank NA	244,023	—	244,023
3/23/15	Euro 7,932,685	Romanian Leu 36,522,082	Bank of America	179,045	—	179,045
3/23/15	Euro 7,929,105	Romanian Leu 36,251,868	Bank of America	101,276	—	101,276
3/23/15	Euro 19,268,356	Romanian Leu 88,451,387	Citibank NA	355,252	—	355,252
3/23/15	Euro 9,490,976	Romanian Leu 43,382,304	Citibank NA	118,029	—	118,029
3/23/15	Euro 5,218,249	Romanian Leu 24,037,865	JPMorgan Chase Bank	121,773	—	121,773
3/23/15	Euro 11,219,478	Romanian Leu 51,637,648	Standard Chartered Bank	248,077	—	248,077
3/23/15	Euro 3,525,207	Romanian Leu 16,164,836	Standard Chartered Bank	59,598	—	59,598
3/23/15	Romanian Leu 21,354,000	Euro 4,662,445	JPMorgan Chase Bank	—	(70,972)	(70,972)
3/31/15	Euro 22,560,509	Romanian Leu 103,259,451	Bank of America	294,948	—	294,948
3/31/15	Euro 21,128,961	Romanian Leu 96,758,597	Citibank NA	291,940	—	291,940
3/31/15	United States Dollar 3,394,716	Uruguayan Peso 84,800,000	Citibank NA	—	(120,883)	(120,883)
3/31/15	United States Dollar 5,580,306	Uruguyan Peso 135,155,000	Citibank NA	—	(362,441)	(362,441)
4/30/15	United States Dollar 6,082,149	Uruguayan Peso 154,000,000	Citibank NA	—	(197,624)	(197,624)

				$39,504,644	$(73,315,958)	$(33,811,314)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures

6/14	274 Gold	Short	$(35,437,362)	$(35,507,660)	$(70,298)
12/14	210 LME Copper	Long	34,103,422	34,776,000	672,578
12/14	210 LME Copper	Short	(38,457,021)	(34,776,000)	3,681,021

	Equity Futures

5/14	1,803 SGX CNX Nifty Index	Long	24,738,902	24,282,804	(456,098)
6/14	342 Nikkei 225 Index	Long	50,513,034	47,569,228	(2,943,806)

43

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April 30, 2014

Notes to Consolidated Financial Statements — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Foreign Currency Futures

5/14	5 BMF U.S. Dollar	Long	$252,602	$252,055	$(547)

	Interest Rate Futures

6/14	1,594 Euro-Bobl	Short	(277,165,866)	(278,132,156)	(966,290)
6/14	566 Euro-Bund	Short	(112,085,182)	(113,498,548)	(1,413,366)
6/14	41 Euro-Schatz	Short	(6,285,386)	(6,283,111)	2,275
6/14	896 IMM 10-Year Interest Rate Swap	Long	86,519,193	86,007,488	(511,705)
6/14	211 Japan 10-Year Bond	Short	(298,891,182)	(299,096,396)	(205,214)
6/14	345 U.K. Gilt	Short	(63,591,276)	(64,266,973)	(675,697)
6/14	517 U.S. 2-Year Deliverable Interest Rate Swap	Short	(51,785,819)	(51,837,328)	(51,509)
6/14	382 U.S. 5-Year Deliverable Interest Rate Swap	Short	(38,305,998)	(38,480,532)	(174,534)
6/14	2,844 U.S. 5-Year Treasury Note	Short	(340,487,482)	(339,724,687)	762,795
6/14	1,526 U.S. 10-Year Deliverable Interest Rate Swap	Short	(153,506,846)	(155,294,344)	(1,787,498)
6/14	3,511 U.S. 10-Year Treasury Note	Short	(436,356,504)	(436,845,204)	(488,700)
6/14	459 U.S. Long Treasury Bond	Short	(60,646,326)	(61,936,313)	(1,289,987)

					$(5,916,580)

BMF – Brazilian Mercantile and Futures Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

LME:  London Metal Exchange.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

U.K. Gilt:  Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

44

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April 30, 2014

Notes to Consolidated Financial Statements — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	GBP	33,739	Receives	6-month GBP LIBOR	2.00%	2/20/19	$(193,721)
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(1,124,738)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(1,229,723)
LCH.Clearnet	HUF	13,713,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(366,684)
LCH.Clearnet	NZD	235,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	237,349
LCH.Clearnet	NZD	64,000	Pays	3-month NZD Bank Bill	4.74	10/10/16	77,055
LCH.Clearnet	NZD	244,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	340,248
LCH.Clearnet	NZD	131,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	157,962

							$(2,102,252)

GBP	–	British Pound Sterling
HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	BRL	1,156	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$28,260
Bank of America	BRL	30,916	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	585,039
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(310,422)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	592,084
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	147,918
Bank of America	MYR	123,219	Pays	3-month MYR KLIBOR	3.51	1/15/16	(57,553)
Bank of America	MYR	30,160	Receives	3-month MYR KLIBOR	4.58	1/15/24	31,327
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	620,169
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(232,520)
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	587,205
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	1,163,015
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	446,086
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	114,802
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(74,844)
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(416,226)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,288,528
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	551,219
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	779,016
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	1,350,043
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(713,296)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	431,127
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,271,754
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(717,184)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	128,636
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(38,296)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	602,967

45

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April 30, 2014

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81%	11/20/17	$16,757
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(10,955)
Citibank NA	MYR	120,126	Pays	3-month MYR KLIBOR	3.51	1/15/16	(59,242)
Citibank NA	MYR	82,320	Pays	3-month MYR KLIBOR	3.60	2/25/16	6,158
Citibank NA	MYR	29,137	Receives	3-month MYR KLIBOR	4.58	1/15/24	30,265
Citibank NA	MYR	19,892	Receives	3-month MYR KLIBOR	4.57	2/25/24	1,997
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	544,289
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	800,897
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	177,767
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	570,371
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	543,162
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	589,630
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(308,949)
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	235,509
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	194,774
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	577,893
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(376,904)
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	148,873
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	233,645
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	374,370
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,503,907)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	199,753
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(810,921)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	172,036
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	683,691
Deutsche Bank	BRL	76,412	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	1,283,556
Deutsche Bank	BRL	5,570	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	112,182
Deutsche Bank	CLP	4,209,192	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(202,788)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(548,289)
Deutsche Bank	MYR	124,694	Pays	3-month MYR KLIBOR	3.48	1/13/16	(80,386)
Deutsche Bank	MYR	165,451	Pays	3-month MYR KLIBOR	3.60	2/26/16	10,423
Deutsche Bank	MYR	30,518	Receives	3-month MYR KLIBOR	4.54	1/13/24	1,722
Deutsche Bank	MYR	40,095	Receives	3-month MYR KLIBOR	4.56	2/26/24	(224)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	706,918
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	2,052,091
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	1,145,606
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	796,353
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	655,707
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	143,712
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(99,200)
Goldman Sachs International	BRL	1,060	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	24,142
Goldman Sachs International	MYR	118,649	Pays	3-month MYR KLIBOR	3.47	1/13/16	(82,664)
Goldman Sachs International	MYR	28,780	Receives	3-month MYR KLIBOR	4.53	1/13/24	(5,321)

46

Global Macro Portfolio

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35%	8/1/17	$404,539
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	284,616
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	2,860,891
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(3,117,441)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	991,951
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(1,099,443)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,287,035)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	1,115,214
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(1,206,953)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	473,261
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(1,045,484)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	469,117
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,544,411)
JPMorgan Chase Bank	MYR	79,910	Pays	3-month MYR KLIBOR	3.60	2/25/16	5,978
JPMorgan Chase Bank	MYR	159,007	Pays	3-month MYR KLIBOR	3.60	2/26/16	10,017
JPMorgan Chase Bank	MYR	19,640	Receives	3-month MYR KLIBOR	4.56	2/25/24	(1,554)
JPMorgan Chase Bank	MYR	38,970	Receives	3-month MYR KLIBOR	4.57	2/26/24	2,115
JPMorgan Chase Bank	NZD	178,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	96,084
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(541,778)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	510,797
Nomura International PLC	BRL	14,211	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	306,525
Nomura International PLC	BRL	78,892	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	1,841,188
Nomura International PLC	BRL	12,574	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	183,856
Nomura International PLC	BRL	29,753	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	508,713

							$17,324,116

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.42%	$(111,146)	$215,936	$104,790
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.42	(108,627)	210,722	102,095
Russia	Barclays Bank PLC	8,230	1.00	(1)	3/20/19	2.57	(568,169)	488,620	(79,549)
Russia	BNP Paribas	19,670	1.00	(1)	3/20/19	2.57	(1,357,945)	1,125,755	(232,190)
Russia	Deutsche Bank	32,960	1.00	(1)	3/20/19	2.57	(2,275,437)	1,900,484	(374,953)
Russia	Goldman Sachs International	16,380	1.00	(1)	3/20/19	2.57	(1,130,815)	937,461	(193,354)

47

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$5,575	1.00	%(1)	9/20/15	0.72%	$28,090	$25,304	$53,394
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.83	68,600	44,897	113,497
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.83	20,835	14,291	35,126
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.37	(221,653)	442,355	220,702
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.37	(232,011)	241,444	9,433
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.37	(179,327)	166,344	(12,983)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.37	(326,130)	255,527	(70,603)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.57	60,577	100,091	160,668
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.72	60,464	123,287	183,751
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.83	48,493	37,247	85,740
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.83	29,636	22,573	52,209
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.28	(29,729)	84,843	55,114
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.37	(126,977)	196,564	69,587
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.37	(101,136)	145,999	44,863
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.37	(211,628)	339,507	127,879
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.37	(102,472)	190,224	87,752
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.37	(187,458)	254,438	66,980
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.57	30,288	33,315	63,603
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.28	(34,189)	96,247	62,058
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.57	60,577	98,091	158,668
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.57	30,288	33,824	64,112
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.83	68,600	52,766	121,366
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.83	42,193	72,138	114,331
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.83	31,252	26,166	57,418
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.37	(111,383)	240,846	129,463
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.72	62,984	82,826	145,810
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.72	27,713	37,500	65,213
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.72	28,090	26,732	54,822
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.72	7,306	8,853	16,159
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.83	52,510	40,333	92,843
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.37	(188,683)	418,256	229,573
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.37	(169,303)	337,879	168,576
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.37	(102,473)	158,631	56,158
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.83	69,993	56,431	126,424
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.83	32,382	27,113	59,495
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.37	(119,068)	250,749	131,681
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.45	(118,303)	138,449	20,146
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.37	(102,473)	218,674	116,201
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.37	(101,871)	157,699	55,828
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.45	(107,655)	130,938	23,283
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.57	30,288	50,545	80,833
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.57	30,288	32,805	63,093
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.37	(102,473)	184,498	82,025

48

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Morgan Stanley & Co. International PLC	$4,400	1.00	%(1)	6/20/17	1.28%	$(32,703)	$90,796	$58,093
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.37	(102,473)	181,632	79,159
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.37	(99,132)	117,852	18,720
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.37	(44,553)	41,423	(3,130)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.45	(104,234)	124,381	20,147
Turkey	Bank of America	94,932	1.00	(1)	12/20/17	1.60	(1,898,961)	1,640,748	(258,213)
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.60	(400,066)	345,668	(54,398)

Total		$701,588					$(10,289,209)	$13,118,717	$2,829,508

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America	$7,450	1.00	%(1)	12/20/20	$315,323	$(172,512)	$142,811
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	215,013	(125,711)	89,302
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	193,638	(110,740)	82,898
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	152,371	(76,198)	76,173
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(79,632)	—	(79,632)
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	586,629	(350,984)	235,645
Brazil	Goldman Sachs International	5,100	1.00	(1)	3/20/24	407,757	(593,628)	(185,871)
Brazil	Morgan Stanley & Co. International PLC	6,920	1.00	(1)	3/20/24	553,270	(806,291)	(253,021)
Bulgaria	Barclays Bank PLC	9,861	1.00	(1)	12/20/18	59,584	(108,393)	(48,809)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	3,821	(21,770)	(17,949)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	15,977	(43,900)	(27,923)
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	22,993	(55,088)	(32,095)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	28,036	(44,751)	(16,715)
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	22,472	(48,418)	(25,946)
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	27,190	(49,282)	(22,092)
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	54,381	(96,658)	(42,277)
China	Bank of America	22,200	1.00	(1)	3/20/17	(388,360)	(382,792)	(771,152)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(654,490)	(587,064)	(1,241,554)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(238,876)	(203,633)	(442,509)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(279,356)	(238,141)	(517,497)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(282,193)	(412,216)	(694,409)
Colombia	Deutsche Bank	6,634	1.00	(1)	6/20/22	147,125	(359,108)	(211,983)
Colombia	Deutsche Bank	14,170	1.00	(1)	6/20/22	314,411	(868,620)	(554,209)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(100,038)	(146,130)	(246,168)
Colombia	Goldman Sachs International	3,390	1.00	(1)	9/20/21	55,105	(110,531)	(55,426)

49

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	Goldman Sachs International	$5,380	1.00	%(1)	6/20/22	$119,314	$(346,461)	$(227,147)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(207,835)	(307,832)	(515,667)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	117,442	(98,056)	19,386
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	603,185	(558,248)	44,937
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	293,607	(247,816)	45,791
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	88,082	(72,663)	15,419
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	262,936	(208,940)	53,996
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	199,312	(158,412)	40,900
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	278,322	(307,465)	(29,143)
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	189,916	(208,205)	(18,289)
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	943,886	(1,021,723)	(77,837)
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	24,076	(20,681)	3,395
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	117,443	(97,141)	20,302
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	422,515	(466,754)	(44,239)
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	211,041	(231,553)	(20,512)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	54,748	(60,037)	(5,289)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(123,112)	23,692
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(125,495)	21,309
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	81,329	(65,075)	16,254
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	93,660	(80,137)	13,523
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	200,091	(223,169)	(23,078)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	448,826	(470,706)	(21,880)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	200,300	(229,371)	(29,071)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	417,458	(489,398)	(71,940)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	2,642,339	(2,103,967)	538,372
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	324,611	(241,232)	83,379
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	219,673	(93,764)	125,909
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	280,434	(119,699)	160,735
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	116,550	(67,243)	49,307

Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	672,687	(309,700)	362,987
Egypt	Citibank NA	50	1.00	(1)	6/20/20	7,392	(3,575)	3,817
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	420,346	(227,199)	193,147
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	228,171	(87,448)	140,723
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	16,981	(10,200)	6,781
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	255,506	(111,351)	144,155
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	130,090	(71,243)	58,847

50

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Deutsche Bank	$2,855	1.00	%(1)	12/20/15	$109,099	$(57,259)	$51,840
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	754,001	(308,663)	445,338
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	680,079	(314,593)	365,486
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	672,687	(311,592)	361,095
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	302,245	(135,736)	166,509
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,530,407	(895,945)	634,462
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	98,088	(783,995)	(685,907)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	188,433	(1,500,573)	(1,312,140)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	5,965	(41,278)	(35,313)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	18,161	(62,346)	(44,185)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	18,161	(71,307)	(53,146)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	24,833	(83,750)	(58,917)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	82,657	(144,620)	(61,963)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(51,971)	—	(51,971)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	6,107	(42,261)	(36,154)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	6,391	(43,338)	(36,947)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	7,812	(54,870)	(47,058)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	10,377	(31,178)	(20,801)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	68,042	(166,122)	(98,080)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	170,105	(385,712)	(215,607)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	17,049	(57,802)	(40,753)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	32,615	(109,937)	(77,322)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	59,641	(148,765)	(89,124)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	56,702	(128,802)	(72,100)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	73,564	(123,968)	(50,404)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	82,657	(142,907)	(60,250)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	137,210	(231,736)	(94,526)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	375,426	(664,627)	(289,201)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	22,608	(70,758)	(48,150)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	29,519	(73,630)	(44,111)
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	30,122	(76,120)	(45,998)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	75,980	(153,648)	(77,668)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	50,999	(89,810)	(38,811)
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	82,656	(146,329)	(63,673)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	113,901	(199,757)	(85,856)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	40,826	(92,738)	(51,912)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,723,366	(2,165,682)	(442,316)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(505,828)	395,572	(110,256)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(468,788)	339,072	(129,716)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	92,102	(129,623)	(37,521)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(677,613)	155,924	(521,689)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	200,267	(844,192)	(643,925)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	55,393	(244,926)	(189,533)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	58,944	(224,553)	(165,609)

51

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Mexico	Deutsche Bank	$6,900	1.00	%(1)	6/20/22	$98,003	$(368,050)	$(270,047)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	203,108	(792,675)	(589,567)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(107,282)	(57,069)	(164,351)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(77,838)	(46,973)	(124,811)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(104,416)	(66,048)	(170,464)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(104,417)	(71,671)	(176,088)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(83,115)	(54,486)	(137,601)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(104,416)	(64,109)	(168,525)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(109,588)	(73,033)	(182,621)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(115,357)	(75,316)	(190,673)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(85,246)	(59,709)	(144,955)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(104,416)	(64,898)	(169,314)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(83,057)	(42,418)	(125,475)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(104,416)	(64,109)	(168,525)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(50,757)	(31,651)	(82,408)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(115,357)	(83,066)	(198,423)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(115,356)	(87,953)	(203,309)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(104,417)	(69,680)	(174,097)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(115,357)	(81,780)	(197,137)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(301,287)	201,063	(100,224)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(84,415)	57,324	(27,091)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(104,728)	12,948	(91,780)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(37,051)	31,343	(5,708)
Qatar	Deutsche Bank	1,713	1.00	(1)	6/20/19	(37,052)	29,542	(7,510)
Qatar	Deutsche Bank	3,920	1.00	(1)	6/20/19	(84,788)	67,602	(17,186)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(48,872)	38,425	(10,447)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(97,300)	64,396	(32,904)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(21,714)	(12,189)	(33,903)
Qatar	JPMorgan Chase Bank	1,830	1.00	(1)	3/20/19	(40,652)	30,165	(10,487)
Qatar	JPMorgan Chase Bank	3,284	1.00	(1)	6/20/19	(71,032)	63,333	(7,699)
Qatar	JPMorgan Chase Bank	2,000	1.00	(1)	6/20/19	(43,260)	33,483	(9,777)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(30,657)	20,800	(9,857)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(76,863)	53,797	(23,066)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(54,262)	(30,866)	(85,128)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	1,297,978	(1,160,764)	137,214
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	697,144	(664,586)	32,558
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	554,491	(324,514)	229,977
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	1,168,220	(1,053,338)	114,882
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	191,413	(107,555)	83,858
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	394,914	(376,471)	18,443
Russia	Deutsche Bank	41,153	1.00	(1)	6/20/18	2,226,021	(610,994)	1,615,027
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,938,562	(525,630)	1,412,932
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	713,263	(417,570)	295,693
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	318,349	(188,767)	129,582

52

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Russia	JPMorgan Chase Bank	$16,870	1.00	%(1)	6/20/18	$912,520	$(251,024)	$661,496
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	897,213	(240,452)	656,761
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	462,481	(114,797)	347,684
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	369,930	(222,202)	147,728
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	303,838	(164,796)	139,042
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	337,228	(155,974)	181,254
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,093,907	(434,600)	659,307
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	332,228	(144,778)	187,450
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,678,105	(1,740,509)	937,596
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	1,905,223	(1,371,295)	533,928
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,472,592	(1,011,980)	460,612
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,820,160	(1,648,314)	171,846
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	303,838	(190,498)	113,340
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	261,836	(117,632)	144,204
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	261,836	(133,974)	127,862
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	261,837	(191,654)	70,183
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	564,703	(557,727)	6,976
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	725,872	(599,540)	126,332
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	773,268	(306,073)	467,195
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	472,588	(198,266)	274,322
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	992,399	(771,634)	220,765
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	830,505	(692,608)	137,897
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,539,361	(1,210,500)	328,861
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	992,399	(792,816)	199,583
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	188,573	(134,420)	54,153
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	277,547	(194,605)	82,942
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	240,890	(174,328)	66,562
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	282,352	(202,842)	79,510
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	267,074	(131,583)	135,491
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	240,889	(144,385)	96,504
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	282,351	(205,131)	77,220
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	564,703	(544,412)	20,291
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,093,906	(462,071)	631,835
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	672,826	(367,070)	305,756
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	498,342	(221,208)	277,134
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	914,654	(860,080)	54,574
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	756,116	(454,251)	301,865
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	337,228	(154,565)	182,663
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	332,692	(185,200)	147,492
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	87,710	(48,872)	38,838
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	837,332	(345,407)	491,925
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,549,440	(1,400,494)	148,946
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,390,273	(1,251,256)	139,017

53

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Goldman Sachs International	$17,335	1.00	%(1)	12/20/20	$1,116,120	$(469,708)	$646,412
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	516,371	(220,832)	295,539
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	977,775	(856,493)	121,282
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	762,959	(673,122)	89,837
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	694,291	(588,228)	106,063
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	250,788	(186,414)	64,374
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	221,368	(197,477)	23,891
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	267,074	(129,269)	137,805
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	261,836	(131,268)	130,568
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	272,311	(188,661)	83,650
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	282,351	(198,253)	84,098
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	282,351	(281,077)	1,274
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	814,041	(627,979)	186,062
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	365,862	(260,138)	105,724
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	672,226	(583,675)	88,551
Spain	Bank of America	15,000	1.00	(1)	6/20/20	44,285	(221,101)	(176,816)
Spain	Bank of America	7,500	1.00	(1)	9/20/20	37,878	(369,097)	(331,219)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	9,295	(80,583)	(71,288)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	29,523	(522,419)	(492,896)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	37,433	(462,226)	(424,793)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	33,310	(318,837)	(285,527)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	314,182	(3,052,698)	(2,738,516)
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	2,038	(83,098)	(81,060)
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	9,295	(184,005)	(174,710)
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	25,252	(180,813)	(155,561)
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	7,501	(140,223)	(132,722)
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	29,523	(327,774)	(298,251)
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	41,185	(606,662)	(565,477)
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	90,895	(757,406)	(666,511)
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	169,543	(1,647,341)	(1,477,798)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	14,762	(263,326)	(248,564)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	43,145	(544,113)	(500,968)
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	25,252	(176,060)	(150,808)
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	75,755	(1,046,369)	(970,614)
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(40,191)	(7,793)	(47,984)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	103,938	—	103,938
Thailand	Citibank NA	7,700	0.86		12/20/14	(39,442)	—	(39,442)
Thailand	Citibank NA	3,700	0.95		9/20/19	55,121	—	55,121
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(50,238)	(13,621)	(63,859)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(78,467)	(14,666)	(93,133)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(47,224)	(8,532)	(55,756)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(90,429)	(16,354)	(106,783)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(100,477)	(18,171)	(118,648)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(20,276)	—	(20,276)

54

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Thailand	Standard Chartered Bank	$5,000	1.00	%(1)	9/20/15	$(50,238)	$(9,077)	$(59,315)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(50,238)	(12,978)	(63,216)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	463,420	(427,080)	36,340
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	262,974	(260,541)	2,433
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	815,894	(680,884)	135,010
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	440,107	(387,680)	52,427
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	441,586	(368,512)	73,074
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	489,707	(430,138)	59,569
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	441,585	(408,030)	33,555
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	578,025	(560,303)	17,722
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	119,108	(104,846)	14,262
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	410,926	(424,605)	(13,679)
Banco Activo Bank SA	Goldman Sachs International	EUR 1,614	5.00	(1)	3/20/19	(216,737)	90,200	(126,537)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 3,190	5.00	(1)	12/20/18	(423,693)	43,523	(380,170)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 5,515	5.00	(1)	3/20/19	651,787	366,989	1,018,776
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 3,191	5.00	(1)	3/20/19	(428,505)	165,958	(262,547)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 3,190	5.00	(1)	3/20/19	(423,693)	45,254	(378,439)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 1,982	5.00	(1)	3/20/19	(291,767)	162,024	(129,743)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 3,187	5.00	(1)	3/20/19	(469,154)	252,311	(216,843)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 6,375	5.00	(1)	3/20/19	(938,454)	523,839	(414,615)
Banco Espirito Santo SA	Deutsche Bank	EUR 1,689	5.00	(1)	3/20/19	(248,635)	138,964	(109,671)
Banco Espirito Santo SA	Deutsche Bank	EUR 2,167	5.00	(1)	3/20/19	(319,001)	190,911	(128,090)
Banco Espirito Santo SA	Goldman Sachs International	EUR 536	5.00	(1)	3/20/19	(78,904)	43,817	(35,087)
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR 3,185	5.00	(1)	3/20/19	(587,258)	372,019	(215,239)

						$65,823,613	$(72,446,797)	$(6,623,184)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $701,588,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront

55

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	GTQ 37,760	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $4,702,698 (Notional Amount) plus Notional Amount at termination date	6/9/14	$160,364
Citibank NA	KRW 49,320,848	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	6/12/14	(539,123)
JPMorgan Chase Bank	PLN 116,909	Negative Return on WIG20 Index	Positive Return on WIG20 Index	6/20/14	(737,537)

					$(1,116,296)

GTQ	–	Guatemalan Quetzal
KRW	–	South Korean Won
PLN	–	Polish Zloty

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank	CLF 183	CLP 4,209,200	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$454,514

Deutsche Bank	CLF 529	CLP 12,138,861	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	1,349,609

						$1,804,123

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	TRY 26,000	$14,619	3-month USD-LIBOR-BBA	6.97%	8/18/21	$3,366,784
Barclays Bank PLC	TRY 60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	11,667,956
Barclays Bank PLC	TRY 25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	4,327,302
Citibank NA	TRY 25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	4,893,356
Citibank NA	TRY 3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	692,924

56

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank	TRY 22,254	$14,861	3-month USD-LIBOR-BBA	8.26%	8/11/20	$4,317,035
Deutsche Bank	TRY 14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	2,570,283
JPMorgan Chase Bank	TRY 27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	5,199,156
JPMorgan Chase Bank	TRY 20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	3,806,827
JPMorgan Chase Bank	TRY 10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	1,285,083

						$42,126,706

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank	$24,435	TRY 52,047	3-month USD-LIBOR-BBA	10.76%	4/8/16	$987,440

						$987,440

						$44,918,269

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of period	INR 23,640,919	COP —	$6,399,976
Options written	—	66,779,001	9,289
Options expired	—	(56,247,741)	(2,896)

Outstanding, end of period	INR 23,640,919	COP 10,531,260	$6,406,369

COP	–	Colombian Peso
INR	–	Indian Rupee

57

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, foreign currency futures contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $114,280,162. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,342,838 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

58

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$—	$8,391,511	$4,582	$8,396,093
Net unrealized appreciation*	4,353,599	—	—	—	1,577,684	5,931,283
Receivable for open forward foreign currency exchange contracts	—	—	—	39,504,644	—	39,504,644
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	78,491,802	—	160,364	78,736,575	157,388,741

Total Asset Derivatives	$4,353,599	$78,491,802	$—	$48,056,519	$80,318,841	$211,220,761

Derivatives not subject to master netting or similar agreements	$4,353,599	$—	$—	$—	$1,577,684	$5,931,283

Total Asset Derivatives subject to master netting or similar agreements	$—	$78,491,802	$—	$48,056,519	$78,741,157	$205,289,478

Written options outstanding, at value	$—	$—	$—	$(235,956)	$—	$(235,956)
Net unrealized appreciation*	(70,298)	—	(3,399,904)	(547)	(10,479,366)	(13,950,115)
Payable for open forward foreign currency exchange contracts	—	—	—	(73,315,958)	—	(73,315,958)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(22,957,398)	(1,276,660)	—	(16,494,190)	(40,728,248)

Total Liability Derivatives	$(70,298)	$(22,957,398)	$(4,676,564)	$(73,552,461)	$(26,973,556)	$(128,230,277)

Derivatives not subject to master netting or similar agreements	$(70,298)	$—	$(3,399,904)	$(547)	$(10,479,366)	$(13,950,115)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(22,957,398)	$(1,276,660)	$(73,551,914)	$(16,494,190)	$(114,280,162)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

59

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America	$25,413,429	$(23,532,359)	$(770,261)	$—	$1,110,809
Barclays Bank PLC	30,363,615	(7,995,578)	(22,368,037)	—	—
BNP Paribas	8,319,446	(6,614,409)	(1,705,037)	—	—
Citibank NA	24,183,983	(9,126,178)	(11,495,420)	—	3,562,385
Credit Suisse International	9,348,969	(2,476,449)	(6,872,520)	—	—
Deutsche Bank	34,605,559	(15,778,009)	(18,827,550)	—	—
Goldman Sachs International	10,084,580	(9,984,773)	—	—	99,807
HSBC Bank USA	7,859,586	(2,509,148)	(5,350,438)	—	—
JPMorgan Chase Bank	28,682,076	(14,162,828)	—	(14,519,248)	—
Morgan Stanley & Co. International PLC	10,212,668	(728,905)	(9,483,763)	—	—
Nomura International PLC	8,222,679	(476,997)	(7,745,682)	—	—
Standard Bank	878,291	—	—	(710,000)	168,291
Standard Chartered Bank	6,877,636	(6,877,636)	—	—	—
VTB Capital PLC	236,961	—	—	—	236,961

	$205,289,478	$(100,263,269)	$(84,618,708)	$(15,229,248)	$5,178,253

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,033,500)	$—	$1,033,500	$—	$—
Bank of America	(23,532,359)	23,532,359	—	—	—
Barclays Bank PLC	(7,995,578)	7,995,578	—	—	—
BNP Paribas	(6,614,409)	6,614,409	—	—	—
Citibank NA	(9,126,178)	9,126,178	—	—	—
Credit Suisse International	(2,476,449)	2,476,449	—	—	—
Deutsche Bank	(15,778,009)	15,778,009	—	—	—
Goldman Sachs International	(9,984,773)	9,984,773	—	—	—
HSBC Bank USA	(2,509,148)	2,509,148	—	—	—
JPMorgan Chase Bank	(14,162,828)	14,162,828	—	—	—
Morgan Stanley & Co. International PLC	(728,905)	728,905	—	—	—
Nomura International PLC	(476,997)	476,997	—	—	—
Standard Chartered Bank	(13,696,593)	6,877,636	3,997,122	—	(2,821,835)
Toronto-Dominion Bank	(731,185)	—	—	—	(731,185)
UBS AG	(54,262)	—	—	—	(54,262)
VTB Capital PLC	(5,378,989)	—	5,223,731	—	(155,258)

	$(114,280,162)	$100,263,269	$10,254,353	$—	$(3,762,540)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

60

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Information with respect to repurchase and reverse repurchase agreements at April 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(431,989)	$(14,912,420)	$—
Futures contracts	2,005,105	—	3,515,182	(2,169)	(48,491,572)
Written options	—	—	—	2,896	—
Swap contracts	—	(25,983,629)	253,409	(1,114,160)	3,558,672
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(37,025,177)	—

Total	$2,005,105	$(25,983,629)	$3,336,602	$(53,051,030)	$(44,932,900)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(2,330,965)	$15,692,777	$(982,255)
Futures contracts	3,888,000	—	(4,677,683)	(547)	34,130,414
Written options	—	—	—	7,815,017	—
Swap contracts	—	(10,319,988)	1,010,642	73,182	18,523,978
Foreign currency and forward foreign currency exchange contracts	—	—	—	(366,255)	—

Total	$3,888,000	$(10,319,988)	$(5,998,006)	$23,214,174	$51,672,137

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions	Swap Contracts

$179,422,000	$2,023,180,000	$6,493,265,000	$99,600,000	$5,943,358,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were approximately $995,585,000 and 290,857,000 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

61

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

JPMorgan Chase Bank	4/16/14	5/27/14	(1.75)%	$13,644,730	$13,644,730

For the six months ended April 30, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were approximately $12,583,000 and (0.26)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2014.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)

Bank of America	$36,221,045	$—	$(36,155,600)	$65,445

Barclays Bank PLC	43,809,958	—	(43,809,958)	—

JPMorgan Chase Bank	10,860,000	(10,860,000)	—	—

Nomura International PLC	25,002,318	—	(25,002,318)	—

	$115,915,013	$(10,881,692)	$(104,967,876)	$65,445

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank	$(13,644,730)	$10,860,000	$2,784,730	$ —

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

62

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Foreign Government Bonds	$—	$2,133,488,180		$—	$2,133,488,180
Foreign Corporate Bonds	—	6,757,226		—	6,757,226
Corporate Bonds & Notes	—	621,071		—	621,071
Collateralized Mortgage Obligations	—	69,996,349		—	69,996,349
Mortgage Pass-Throughs	—	975,496,912		—	975,496,912
U.S. Government Agency Obligations	—	317,016,106		—	317,016,106
U.S. Treasury Obligations	—	276,324,089		—	276,324,089
Common Stocks	—	18,286,954	*	—	18,286,954
Precious Metals	35,604,480	—		—	35,604,480
Currency Call Options Purchased	—	2,603		—	2,603
Currency Put Options Purchased	—	8,388,908		—	8,388,908
Interest Rate Swaptions Purchased	—	4,582		—	4,582
Short-Term Investments —
Foreign Government Securities	—	713,737,461		—	713,737,461
U.S. Treasury Obligations	—	19,999,320		—	19,999,320
Repurchase Agreements	—	115,893,321		—	115,893,321
Other	—	31,561,812		—	31,561,812

Total Investments	$35,604,480	$4,687,574,894		$—	$4,723,179,374

Forward Foreign Currency Exchange Contracts	$—	$39,504,644		$—	$39,504,644
Futures Contracts	5,118,669	—		—	5,118,669
Swap Contracts	—	158,201,355		—	158,201,355

Total	$40,723,149	$4,885,280,893		$—	$4,926,004,042

63

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total

Currency Call Options Written	$—	$(2,603)	$—	$(2,603)
Currency Put Options Written	—	(233,353)	—	(233,353)
Securities Sold Short	—	(92,378,649)	—	(92,378,649)
Forward Foreign Currency Exchange Contracts	—	(73,315,958)	—	(73,315,958)
Futures Contracts	(11,035,249)	—	—	(11,035,249)
Swap Contracts	—	(43,643,114)	—	(43,643,114)

Total	$(11,035,249)	$(209,573,677)	$—	$(220,608,926)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

64

Global Macro Portfolio

April 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2014, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2013, and the consolidated supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2013. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2014, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2013, and the supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 23, 2014

65

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Board of Trustee’s Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

66

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Board of Trustee’s Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

67

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Board of Trustee’s Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

68

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

69

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

70

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757 4.30.14

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	60

Officers and Trustees	63

Important Notices	64

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/31/2010	08/31/2010	1.57%	–3.10%	—	1.37%
Class A with 4.75% Maximum Sales Charge	—	—	–3.29	–7.71	—	0.02
Class C at NAV	08/31/2010	08/31/2010	1.17	–3.75	—	0.68
Class C with 1% Maximum Sales Charge	—	—	0.17	–4.71	—	0.68
Class I at NAV	08/31/2010	08/31/2010	1.66	–2.79	—	1.67
Class R at NAV	12/01/2010	08/31/2010	1.48	–3.22	—	1.20
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.03%	0.06%	0.11%	0.10%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.94%	2.64%	1.65%	2.14%
Net			1.52	2.22	1.23	1.72

Fund Profile4

Asset Allocation (% of net assets)5

*	Net securities sold short.

Foreign Currency Exposure (% of net assets)6

Serbia	9.9%	Azerbaijan	0.5%
Sri Lanka	8.8	New Zealand	0.4
Lebanon	8.2	China	0.1
Poland	8.1	Chile	0.0	*
Turkey	6.8	Guatemala	0.0	*
Romania	6.1	Zambia	0.0	*
Singapore	6.0	Norway	0.0	*
Mexico	5.8	Nigeria	0.0	*
Israel	4.5	Malaysia	–0.0	*
Kenya	4.0	South Korea	–0.0	*
Kazakhstan	3.9	Gold	–0.1
Uruguay	3.9	Ghana	–0.4
India	3.2	South Africa	–1.0
Uganda	2.1	Brazil	–1.7
Indonesia	2.0	Russia	–2.0
Peru	2.0	United Kingdom	–2.5
Argentina	1.7	Thailand	–4.0
Dominican Republic	1.2	Hungary	–4.1
Philippines	1.1	Australia	–4.4
Platinum	1.1	Switzerland	–5.9
Iceland	0.9	Canada	–6.2
Jordan	0.7	Japan	–12.2
Bangladesh	0.5	Euro	–40.2
		Total Long	93.5
		Total Short	–84.7
		Total Net	8.8

*	Amount is less than 0.05% or –0.05%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.70	$8.95	1.79%
Class C	$1,000.00	$1,011.70	$12.47	2.50%
Class I	$1,000.00	$1,016.60	$7.45	1.49%
Class R	$1,000.00	$1,014.80	$9.94	1.99%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.90	$8.95	1.79%
Class C	$1,000.00	$1,012.40	$12.47	2.50%
Class I	$1,000.00	$1,017.40	$7.45	1.49%
Class R	$1,000.00	$1,014.90	$9.94	1.99%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $1,001,826,546)	$1,018,432,660
Receivable for Fund shares sold	40,739,230
Total assets	$1,059,171,890

Liabilities
Payable for Fund shares redeemed	$4,343,526
Payable to affiliates:
Distribution and service fees	122,279
Trustees’ fees	42
Accrued expenses	223,737
Total liabilities	$4,689,584
Net Assets	$1,054,482,306

Sources of Net Assets
Paid-in capital	$1,090,346,798
Accumulated net realized loss from Portfolio	(57,431,083)
Accumulated undistributed net investment income	4,960,477
Net unrealized appreciation from Portfolio	16,606,114
Total	$1,054,482,306

Class A Shares
Net Assets	$316,416,939
Shares Outstanding	32,657,455
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.69
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.17

Class C Shares
Net Assets	$60,806,573
Shares Outstanding	6,401,323
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.50

Class I Shares
Net Assets	$674,085,037
Shares Outstanding	68,994,331
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.77

Class R Shares
Net Assets	$3,173,757
Shares Outstanding	330,071
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest allocated from Portfolio (net of foreign taxes, $216,285)	$29,410,960
Expenses, excluding interest expense, allocated from Portfolio	(6,023,112)
Interest expense allocated from Portfolio	(1,151,032)
Total investment income from Portfolio	$22,236,816

Expenses
Distribution and service fees
Class A	$411,779
Class C	355,671
Class R	7,742
Trustees’ fees and expenses	250
Custodian fee	35,225
Transfer and dividend disbursing agent fees	631,635
Legal and accounting services	27,869
Printing and postage	60,240
Registration fees	74,151
Miscellaneous	8,737
Total expenses	$1,613,299

Net investment income	$20,623,517

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (including a loss of $1,597,432 from precious metals)	$(10,206,320)
Written options	773
Securities sold short	(6,510,460)
Futures contracts	(6,203,715)
Swap contracts	(5,836,656)
Forward commodity contracts	614,169
Foreign currency and forward foreign currency exchange contract transactions	(12,721,041)
Net realized loss	$(40,863,250)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $43,258 and including net increase of $1,022,286 from precious metals)	$20,098,120
Written options	2,170,230
Securities sold short	6,110,325
Futures contracts	2,616,890
Swap contracts	8,112,130
Forward commodity contracts	(332,764)
Foreign currency and forward foreign currency exchange contracts	(1,448,050)
Net change in unrealized appreciation (depreciation)	$37,326,881

Net realized and unrealized loss	$(3,536,369)

Net increase in net assets from operations	$17,087,148

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$20,623,517	$33,626,855
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(40,863,250)	(51,995,400)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	37,326,881	(12,517,178)
Net increase (decrease) in net assets from operations	$17,087,148	$(30,885,723)
Distributions to shareholders —
From net realized gain
Class A	$—	$(14,613,979)
Class C	—	(5,071,981)
Class I	—	(22,598,945)
Class R	—	(148,010)
Total distributions to shareholders	$—	$(42,432,915)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$128,710,698	$248,431,755
Class C	4,624,252	23,288,076
Class I	161,250,685	692,709,050
Class R	492,646	1,502,729
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	13,917,087
Class C	—	3,304,410
Class I	—	17,888,259
Class R	—	147,957
Cost of shares redeemed
Class A	(110,481,958)	(190,553,499)
Class C	(26,977,191)	(34,904,488)
Class I	(324,674,457)	(289,079,810)
Class R	(659,587)	(950,528)
Net increase (decrease) in net assets from Fund share transactions	$(167,714,912)	$485,700,998

Net increase (decrease) in net assets	$(150,627,764)	$412,382,360

Net Assets
At beginning of period	$1,205,110,070	$792,727,710
At end of period	$1,054,482,306	$1,205,110,070

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$4,960,477	$(15,663,040)

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$9.540		$10.260		$10.050		$10.060		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.177		$0.297		$0.387		$0.171		$0.028
Net realized and unrealized gain (loss)	(0.027)		(0.485)		0.078		(0.163)		0.032

Total income (loss) from operations	$0.150		$(0.188)		$0.465		$0.008		$0.060

Less Distributions
From net investment income	$—		$—		$(0.255)		$—		$—
From net realized gain	—		(0.532)		—		(0.018)		—

Total distributions	$—		$(0.532)		$(0.255)		$(0.018)		$—

Net asset value — End of period	$9.690		$9.540		$10.260		$10.050		$10.060

Total Return(3)	1.57	%(4)	(1.92)%		4.79%		0.07%		0.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$316,417		$293,691		$243,609		$268,739		$36,143
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.79	%(7)(8)	1.94	%(8)	2.02	%(8)	1.80	%(8)(9)	1.55	%(7)(9)
Net investment income	3.72	%(7)	3.02%		3.87%		1.69%		1.69	%(7)
Portfolio Turnover of the Portfolio	55	%(4)	65%		91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.21%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$9.390		$10.170		$9.980		$10.060		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.138		$0.231		$0.315		$0.101		$0.015
Net realized and unrealized gain (loss)	(0.028)		(0.479)		0.075		(0.163)		0.045

Total income (loss) from operations	$0.110		$(0.248)		$0.390		$(0.062)		$0.060

Less Distributions
From net investment income	$—		$—		$(0.200)		$—		$—
From net realized gain	—		(0.532)		—		(0.018)		—

Total distributions	$—		$(0.532)		$(0.200)		$(0.018)		$—

Net asset value — End of period	$9.500		$9.390		$10.170		$9.980		$10.060

Total Return(3)	1.17	%(4)	(2.56)%		4.02%		(0.62)%		0.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,807		$82,387		$98,230		$112,833		$8,747
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.50	%(7)(8)	2.64	%(8)	2.72	%(8)	2.49	%(8)(9)	2.25	%(7)(9)
Net investment income	2.97	%(7)	2.37%		3.17%		1.01%		0.89	%(7)
Portfolio Turnover of the Portfolio	55	%(4)	65%		91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.21%, 0.42%, 0.47% and 0.24% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$9.610		$10.300		$10.090		$10.070		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.191		$0.318		$0.419		$0.204		$0.025
Net realized and unrealized gain (loss)	(0.031)		(0.476)		0.076		(0.166)		0.045

Total income (loss) from operations	$0.160		$(0.158)		$0.495		$0.038		$0.070

Less Distributions
From net investment income	$—		$—		$(0.285)		$—		$—
From net realized gain	—		(0.532)		—		(0.018)		—

Total distributions	$—		$(0.532)		$(0.285)		$(0.018)		$—

Net asset value — End of period	$9.770		$9.610		$10.300		$10.090		$10.070

Total Return(3)	1.66	%(4)	(1.60)%		5.09%		0.37%		0.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$674,085		$825,738		$448,057		$463,076		$56,036
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.49	%(7)(8)	1.65	%(8)	1.72	%(8)	1.50	%(8)(9)	1.25	%(7)(9)
Net investment income	3.98	%(7)	3.22%		4.17%		2.02%		1.50	%(7)
Portfolio Turnover of the Portfolio	55	%(4)	65%		91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.21%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2011(1)
			2013		2012
Net asset value — Beginning of period	$9.480		$10.220		$10.040		$10.100

Income (Loss) From Operations
Net investment income(2)	$0.166		$0.275		$0.373		$0.138
Net realized and unrealized gain (loss)	(0.026)		(0.483)		0.071		(0.180)

Total income (loss) from operations	$0.140		$(0.208)		$0.444		$(0.042)

Less Distributions
From net investment income	$—		$—		$(0.264)		$—
From net realized gain	—		(0.532)		—		(0.018)

Total distributions	$—		$(0.532)		$(0.264)		$(0.018)

Net asset value — End of period	$9.620		$9.480		$10.220		$10.040

Total Return(3)	1.48	%(4)	(2.03)%		4.48%		(0.42	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,174		$3,295		$2,832		$1,625
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.99	%(7)(8)	2.14	%(8)	2.22	%(8)	2.10	%(7)(8)(9)
Net investment income	3.52	%(7)	2.81%		3.74%		1.50	%(7)
Portfolio Turnover of the Portfolio	55	%(4)	65%		91%		50	%(10)

(1)	For the period from commencement of operations on December 1, 2010 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.21%, 0.42%, 0.47% and 0.35% for the six months ended April 30, 2014, the years ended October 31, 2013 and 2012 and the period from commencement of operations on December 1, 2010 to October 31, 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the period from commencement of operations on December 1, 2010 to October 31, 2011). Absent this reimbursement, total return would be lower.

(10)	For the Portfolio’s year ended October 31, 2011.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (64.7% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $15,678,088 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

Additionally, at October 31, 2013, the Fund had a late year ordinary loss of $19,771,636, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $1,925 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,885 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $411,779 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $266,753 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $3,871 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $88,918 and $3,871 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

13

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $5,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $34,118,769 and $241,622,138, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	13,413,225	25,035,139
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,433,274
Redemptions	(11,534,941)	(19,429,986)

Net increase	1,878,284	7,038,427

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	490,140	2,380,749
Issued to shareholders electing to receive payments of distributions in Fund shares	—	343,851
Redemptions	(2,865,373)	(3,605,657)

Net decrease	(2,375,233)	(881,057)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	16,690,312	70,005,158
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,834,693
Redemptions	(33,645,951)	(29,399,382)

Net increase (decrease)	(16,955,639)	42,440,469

Class R	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	51,783	152,839
Issued to shareholders electing to receive payments of distributions in Fund shares	—	15,316
Redemptions	(69,291)	(97,751)

Net increase (decrease)	(17,508)	70,404

14

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 69.3%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$6,421,947

Total Albania			$6,421,947

Argentina — 1.0%
Republic of Argentina, 7.00%, 10/3/15(2)	USD	15,910	$15,401,750

Total Argentina			$15,401,750

Australia — 0.9%
Australia Government Bond, 1.25%, 2/21/22(1)(3)	AUD	11,908	$11,009,483
Australia Government Bond, 5.75%, 7/15/22	AUD	3,442	3,640,157

Total Australia			$14,649,640

Bangladesh — 0.5%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$882,115
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	763,778
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	105,800	1,445,732
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	804,434
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	195,700	2,689,043
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	117,400	1,616,413

Total Bangladesh			$8,201,515

Barbados — 0.2%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,623	$2,911,986

Total Barbados			$2,911,986

Bermuda — 1.7%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	25,654	$26,465,051

Total Bermuda			$26,465,051

Brazil — 0.2%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	6,698	$2,563,276

Total Brazil			$2,563,276

Croatia — 2.4%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	27,567	$37,986,241

Total Croatia			$37,986,241

Security		Principal Amount (000’s omitted)	Value

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	5,482	$7,540,803

Total Cyprus			$7,540,803

Dominican Republic — 1.2%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,588,433
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	207,400	4,964,464
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	433,254
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	410,000	11,443,227
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	228,864

Total Dominican Republic			$19,658,242

Ecuador — 0.4%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	5,682	$6,101,047

Total Ecuador			$6,101,047

Fiji — 1.0%
Republic of Fiji, 9.00%, 3/15/16	USD	14,488	$15,371,340

Total Fiji			$15,371,340

Hungary — 0.4%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	2,036	$2,934,239
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	983	1,440,122
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	1,181	1,995,196

Total Hungary			$6,369,557

Iceland — 0.6%
Republic of Iceland, 6.00%, 10/13/16	ISK	155,040	$1,071,925
Republic of Iceland, 6.25%, 2/5/20	ISK	199,340	1,341,213
Republic of Iceland, 8.75%, 2/26/19	ISK	843,443	6,288,672

Total Iceland			$8,701,810

India — 2.2%
India Government Bond, 7.16%, 5/20/23	INR	727,870	$10,623,125
India Government Bond, 8.12%, 12/10/20	INR	1,538,760	24,655,519

Total India			$35,278,644

15	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 0.8%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	137,387,000	$12,183,196

Total Indonesia			$12,183,196

Ivory Coast — 1.1%
Ivory Coast, 5.75%, 12/31/32(1)	USD	17,677	$16,752,493

Total Ivory Coast			$16,752,493

Jordan — 1.2%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,102,547
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,232,556
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,519,873
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,527,939
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	7,018	7,053,090

Total Jordan			$18,436,005

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$965,647

Total Kenya			$965,647

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	1,409	$1,992,052

Total Latvia			$1,992,052

Lebanon — 2.8%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,200	$3,231,920
Lebanese Republic, 5.875%, 1/15/15	USD	500	511,130
Lebanese Republic, 8.50%, 8/6/15	USD	750	802,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	29,879,075
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	7,879,700	5,306,828
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,703,842
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	1,076,940	721,119
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,232,793

Total Lebanon			$43,388,832

Mexico — 1.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$17,995,337
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	10,499,360

Total Mexico			$28,494,697

New Zealand — 2.4%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	14,361	$11,475,033
New Zealand Government Bond, 3.00%, 9/20/30(3)	NZD	21,438	18,629,993

Security		Principal Amount (000’s omitted)	Value

New Zealand (continued)
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	$8,259,702

Total New Zealand			$38,364,728

Pakistan — 1.9%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,080	$15,193,100
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	13,960	13,925,100

Total Pakistan			$29,118,200

Paraguay — 0.3%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	492	$491,385
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	3,786	3,781,268

Total Paraguay			$4,272,653

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$9,624,049

Total Philippines			$9,624,049

Romania — 2.7%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	9,967	$15,210,482
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	12,186	18,885,959
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	5,986	8,901,571

Total Romania			$42,998,012

Russia — 2.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	34,300	$34,848,800

Total Russia			$34,848,800

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,550	$1,565,500
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	11,685	11,801,850

Total Rwanda			$13,367,350

Serbia — 5.8%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	$2,754,651
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,694,753
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,666,993
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	10,758,791
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	21,998,133
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	13,712,588
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,576,874
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	18,668,011
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,339,730

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	$7,438,842

Total Serbia			$91,609,366

Slovenia — 9.9%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	25,695	$26,530,087
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	9,796,956
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,605	23,657,802
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	11,559,092
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	24,306	37,480,794
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	13,989,938
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	29,436	32,158,830

Total Slovenia			$155,173,499

Sri Lanka — 6.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	29,666	$29,888,495
Republic of Sri Lanka, 5.875%, 7/25/22(4)	USD	2,755	2,775,662
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	6,860	7,194,425
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	3,573	3,747,184
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,572	4,732,020
Republic of Sri Lanka, 6.25%, 7/27/21(4)	USD	1,130	1,169,550
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	2,500	2,587,152
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	500	519,375
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	459,630	3,081,711
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	836,130	6,097,345
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,061,640	8,168,387
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,397,758
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	2,164,431
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	895,190	6,796,961
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	20,970,075
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	313,910	2,423,461
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	21,260	155,714
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	505,550	4,109,167

Total Sri Lanka			$108,978,873

Tanzania — 2.0%
United Republic of Tanzania, 6.332%, 3/9/20(1)(5)	USD	29,790	$31,353,975

Total Tanzania			$31,353,975

Turkey — 4.6%
Turkey Government Bond, 2.00%, 10/26/22(3)	TRY	2,267	$1,043,551
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	57,667	28,430,085
Turkey Government Bond, 3.00%, 7/21/21(3)	TRY	35,022	17,290,888
Turkey Government Bond, 3.00%, 2/23/22(3)	TRY	16,970	8,402,265

Security		Principal Amount (000’s omitted)	Value

Turkey (continued)
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	16,122	$8,348,940
Turkey Government Bond, 6.50%, 1/7/15	TRY	18,150	8,466,648

Total Turkey			$71,982,377

Uganda — 1.0%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$545,771
Uganda Government Bond, 13.375%, 2/25/16	UGX	5,142,900	2,053,206
Uganda Government Bond, 14.00%, 3/24/16	UGX	6,153,100	2,475,669
Uganda Government Bond, 14.125%, 12/1/16	UGX	19,831,400	8,012,859
Uganda Government Bond, 14.625%, 11/1/18	UGX	8,177,000	3,371,158

Total Uganda			$16,458,663

Uruguay — 1.3%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	23,415	$842,107
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,568,649
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	39,420	1,369,472
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	204,956
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(3)	UYU	82,163	3,340,975
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(3)	UYU	108,394	4,417,960
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(3)	UYU	92,957	3,958,415
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(3)	UYU	94,183	4,100,849

Total Uruguay			$20,803,383

Venezuela — 3.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	11,250	$10,237,500
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	1,085	787,981
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	8,167	5,533,143
Bolivarian Republic of Venezuela, 7.65%, 4/21/25	USD	10,694	7,967,030
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	12,157	9,968,576
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	16,610	16,568,475

Total Venezuela			$51,062,705

Zambia — 2.2%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	33,070	$34,565,326

Total Zambia			$34,565,326

Total Foreign Government Bonds (identified cost $1,063,224,619)			$1,090,417,730

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 0.2%

Security		Principal Amount (000’s omitted)	Value

Venezuela — 0.2%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	4,107	$3,989,763

Total Venezuela			$3,989,763

Total Foreign Corporate Bonds (identified cost $3,993,154)			$3,989,763

Collateralized Mortgage Obligations — 1.3%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(6)		$7,766,881	$1,570,587
Series 2770, (Interest Only), Class SH, 6.948%, 3/15/34(6)(7)		4,726,888	895,005
Series 2877, (Interest Only), Class WS, 6.448%, 10/15/34(6)(7)		2,452,838	43,336
Series 3572, (Interest Only), Class JS, 6.648%, 9/15/39(6)(7)		9,103,282	1,428,526
Series 3586, (Interest Only), Class GS, 6.098%, 10/15/39(6)(7)		10,031,287	1,462,246

			$5,399,700

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.348%, 10/25/35(6)(7)		$14,083,585	$2,156,443
Series 2006-56, (Interest Only), Class CS, 7.058%, 7/25/36(6)(7)		6,504,358	1,148,306
Series 2006-72, (Interest Only), Class GI, 6.428%, 8/25/36(6)(7)(8)		22,233,617	3,560,610
Series 2006-96, (Interest Only), Class SM, 7.098%, 10/25/36(6)(7)		14,923,984	2,622,367
Series 2007-36, (Interest Only), Class SG, 6.448%, 4/25/37(6)(7)		10,075,399	1,559,701
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(6)		6,553,160	509,624
Series 2010-109, (Interest Only), Class PS, 6.448%, 10/25/40(6)(7)		12,503,464	2,212,003
Series 2010-147, (Interest Only), Class KS, 5.798%, 1/25/41(6)(7)		10,147,665	1,380,573

			$15,149,627

Total Collateralized Mortgage Obligations (identified cost $19,731,438)			$20,549,327

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount	Value

Federal National Mortgage Association:
6.00%, with various maturities to 2038	$3,739,118	$4,175,647

Total Mortgage Pass-Throughs (identified cost $4,209,746)		$4,175,647

Common Stocks — 0.8%

Security	Shares	Value

Germany — 0.5%
Deutsche EuroShop AG	83,958	$4,047,831
Deutsche Wohnen AG	188,140	4,038,877

Total Germany		$8,086,708

Luxembourg — 0.3%
GAGFAH SA(9)	248,909	$3,936,779

Total Luxembourg		$3,936,779

Total Common Stocks (identified cost $8,554,680)		$12,023,487

Precious Metals — 1.1%

Description	Troy Ounces	Value
Platinum(9)	11,753	$16,748,069

Total Precious Metals (identified cost $20,599,909)		$16,748,069

Currency Call Options Purchased — 0.0%(10)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Bank of America	COP	2,642,040	COP	1,845.00	6/12/14	$653
Indian Rupee	JPMorgan Chase Bank	INR	1,913,473	INR	58.00	6/19/14	89,174

Total Currency Call Options Purchased (identified cost $578,674)							$89,827

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Put Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Australian Dollar	Citibank NA	AUD	41,844	USD	0.85	4/29/15	$634,876
Australian Dollar	JPMorgan Chase Bank	AUD	32,211	USD	0.85	4/29/15	488,718
Canadian Dollar	Citibank NA	CAD	17,856	CAD	1.13	3/30/15	274,230
Canadian Dollar	Goldman Sachs International	CAD	18,120	CAD	1.13	3/30/15	278,285
Canadian Dollar	HSBC Bank USA	CAD	27,037	CAD	1.11	3/30/15	574,115
Canadian Dollar	Standard Chartered Bank	CAD	7,923	CAD	1.11	3/30/15	168,241
Euro	Citibank NA	EUR	22,724	USD	1.38	4/29/15	804,925
Yuan Renminbi Offshore	Deutsche Bank	CNH	297,360	CNH	6.20	3/5/15	1,042,003
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	293,751	CNH	6.20	3/5/15	1,029,356

Total Currency Put Options Purchased (identified cost $4,839,716)							$5,294,749

Interest Rate Swaptions Purchased — 0.0%(10)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$1,104

Total Interest Rate Swaptions Purchased (identified cost $1,495,200)				$1,104

Short-Term Investments — 25.2%

Foreign Government Securities — 21.4%

Security		Principal Amount (000’s omitted)	Value

Kenya — 3.9%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	$2,393,948
Kenya Treasury Bill, 0.00%, 6/16/14	KES	156,000	1,775,398
Kenya Treasury Bill, 0.00%, 8/18/14	KES	61,000	683,201
Kenya Treasury Bill, 0.00%, 9/22/14	KES	782,600	8,677,694
Kenya Treasury Bill, 0.00%, 9/29/14	KES	62,500	691,576
Kenya Treasury Bill, 0.00%, 10/20/14	KES	205,000	2,254,543
Kenya Treasury Bill, 0.00%, 11/17/14	KES	490,100	5,349,658
Kenya Treasury Bill, 0.00%, 12/1/14	KES	1,015,400	11,041,836
Kenya Treasury Bill, 0.00%, 12/15/14	KES	284,900	3,086,425

Security		Principal Amount (000’s omitted)	Value

Kenya (continued)
Kenya Treasury Bill, 0.00%, 3/16/15	KES	930,500	$9,833,995
Kenya Treasury Bill, 0.00%, 4/13/15	KES	274,900	2,883,056
Kenya Treasury Bill, 0.00%, 4/20/15	KES	593,200	6,210,158
Kenya Treasury Bill, 0.00%, 4/27/15	KES	677,100	7,075,854

Total Kenya			$61,957,342

Lebanon — 7.7%
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	10,115,000	$6,703,981
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	956,000	633,463
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	2,534,520	1,676,614
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,827,860	1,869,098
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	4,506,190	2,975,910
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	1,946,400	1,284,335
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	8,821,670	5,816,113
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,435,800	3,577,799
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	6,058,630	3,984,388
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	16,554,670	10,877,826
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,482,360	2,942,811
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	15,086,830	9,896,633
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	20,705,000	13,556,107
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	2,834,000	1,840,159
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	4,480,000	2,905,698
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	2,419,500	1,567,501
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	8,711,840	5,591,886
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	2,636,710	1,688,926
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	8,497,145	5,431,423
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	21,071,500	13,440,666
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	21,373,115	13,604,116
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	3,208,700	2,024,712
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	10,649,510	6,705,071

Total Lebanon			$120,595,236

Mexico — 0.2%
Mexico Cetes, 0.00%, 6/26/14	MXN	32,210	$2,450,092

Total Mexico			$2,450,092

Romania — 0.0%(10)
Romania Treasury Bill, 0.00%, 3/30/15	RON	2,000	$608,731

Total Romania			$608,731

Serbia — 3.7%
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	520,180	$6,202,210
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	300,390	3,456,263
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,296,660	14,700,968

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,704,000	$19,229,205
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	441,040	4,944,347
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	882,840	9,864,462

Total Serbia			$58,397,455

Singapore — 0.1%
Monetary Authority of Singapore, 0.00%, 6/13/14	SGD	2,995	$2,388,236

Total Singapore			$2,388,236

Sri Lanka — 4.6%
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	557,490	$4,264,398
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	156,420	1,185,976
Sri Lanka Treasury Bill, 0.00%, 7/4/14	LKR	822,750	6,230,125
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	2,400,000	18,150,413
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	178,240	1,325,486
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	263,060	1,933,163
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	110,570	811,497
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	228,830	1,677,240
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	87,430	639,993
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	115,400	843,644
Sri Lanka Treasury Bill, 0.00%, 1/16/15	LKR	1,007,990	7,359,497
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	176,870	1,288,031
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	15,710	113,954
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,006,620	7,291,964
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	15,760	114,014
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	17,420	125,855
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	1,589,450	11,422,620
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	892,500	6,407,142
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	76,720	549,976

Total Sri Lanka			$71,734,988

Uganda — 0.4%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	4,367,000	$1,634,829
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	4,589,400	1,710,098
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	2,216,000	817,666
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	2,216,000	810,083
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	2,548,400	927,037

Total Uganda			$5,899,713

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	40,500	$1,696,200
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	30,125	1,242,564
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	15,500	630,308
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	61,930	2,417,091

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	18,130	$701,635
Monetary Regulation Bill, 0.00%, 2/20/15(3)	UYU	8,435	350,696

Total Uruguay			$7,038,494

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	11,315	$1,724,349
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	25,600	3,871,358

Total Zambia			$5,595,707

Total Foreign Government Securities (identified cost $337,912,991)			$336,665,994

U.S. Treasury Obligations — 1.3%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/8/14(8)		$20,000	$19,999,959
U.S. Treasury Bill, 0.00%, 7/10/14(8)		1,000	999,966

Total U.S. Treasury Obligations (identified cost $20,999,856)			$20,999,925

Repurchase Agreements — 2.5%

Description		Principal Amount (000’s omitted)	Value
Barclays Bank PLC:
Dated 3/28/14 with a maturity date of 5/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,528,924, collateralized by BRL 6,023,000 Federative Republic of Brazil 8.50%, due 1/5/24 and a market value, including accrued interest, of $2,667,135.	USD	2,531	$2,530,857
Dated 4/22/14 with a maturity date of 5/8/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,358,267, collateralized by USD 2,344,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,377,456.	USD	2,359	2,358,650
Dated 4/23/14 with a maturity date of 5/12/14, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of USD 2,847,194, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,873,127.	USD	2,848	2,847,859

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)
Dated 4/28/14 with a maturity date of 6/2/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 13,349,215, collateralized by USD 13,242,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $13,431,001.	USD	13,355	$13,354,557
Dated 4/30/14 with a maturity date of 5/27/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,038,640, collateralized by USD 2,150,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $2,039,006.	USD	2,039	2,039,294
Nomura International PLC:
Dated 4/17/14 with a maturity date of 5/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 810,910, collateralized by USD 860,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $815,603.	USD	811	811,218
Dated 4/22/14 with a maturity date of 5/23/14, an interest rate of 0.25% payable by the Portfolio and repurchase proceeds of EUR 4,705,417, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $6,542,049.	EUR	4,706	6,529,417
Dated 4/25/14 with a maturity date of 5/20/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 4,051,744, collateralized by USD 4,304,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,081,806.	USD	4,053	4,053,281
Dated 4/30/14 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 930,845, collateralized by USD 771,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $935,032.	USD	931	930,923
Dated 4/30/14 with a maturity date of 5/12/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 3,478,294, collateralized by USD 2,881,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $3,493,941.	USD	3,479	3,478,584

Total Repurchase Agreements (identified cost $38,902,173)			$38,934,640

Total Short-Term Investments (identified cost $397,815,020)			$396,600,559

Total Investments — 98.5% (identified cost $1,525,042,156)			$1,549,890,262

Currency Call Options Written — (0.0)%(10)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Goldman Sachs International	COP	2,642,040	COP	1,845.00	6/12/14	$(653)
Indian Rupee	Bank of America	INR	1,913,473	INR	58.00	6/19/14	(89,175)

Total Currency Call Options Written (premiums received $104,417)							$(89,828)

Currency Put Options Written — (0.0)%(10)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Deutsche Bank	INR	1,192,265	INR	67.00	6/16/14	$(11,976)
Indian Rupee	Goldman Sachs International	INR	1,069,315	INR	65.00	6/9/14	(21,370)
Indian Rupee	Goldman Sachs International	INR	1,485,432	INR	72.00	7/1/14	(9,325)
Indian Rupee	JPMorgan Chase Bank	INR	1,088,360	INR	65.00	6/9/14	(21,751)
Indian Rupee	JPMorgan Chase Bank	INR	1,007,211	INR	67.00	6/16/14	(10,117)
Indian Rupee	JPMorgan Chase Bank	INR	2,309,364	INR	70.00	6/19/14	(13,856)
Indian Rupee	JPMorgan Chase Bank	INR	1,414,728	INR	72.00	7/1/14	(8,882)

Total Currency Put Options Written (premiums received $2,584,548)							$(97,277)

Other Assets, Less Liabilities — 1.5%							$24,009,116

Net Assets — 100.0%							$1,573,712,273

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

AUD	–	Australian Dollar
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $418,880,725 or 26.6% of the Portfolio’s net assets.

(2)	Security (or portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $151,344,899 or 9.6% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2014.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(9)	Non-income producing.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

Securities Sold Short — (2.5)%

Foreign Government Bonds — (2.5)%

Security		Principal Amount (000’s omitted)	Value

Brazil — (0.2)%
Federative Republic of Brazil, 8.50%, 1/5/24	BRL	(6,023)	$(2,593,153)

Total Brazil			$(2,593,153)

Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(7,314)	$(6,802,020)

Total Ghana			$(6,802,020)

Qatar — (1.5)%
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	$(2,831,877)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(3,652)	(4,414,355)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(15,586)	(15,663,930)

Total Qatar			$(22,910,162)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(6,349,720)

Total Spain			$(6,349,720)

Total Foreign Government Bonds (proceeds $37,605,252)			$(38,655,055)

Total Securities Sold Short (proceeds $37,605,252)			$(38,655,055)

BRL	–	Brazilian Real
EUR	–	Euro
USD	–	United States Dollar

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investments —
Securities of unaffiliated issuers, at value (identified cost, $1,504,442,247)	$1,533,142,193
Precious metals, at value (identified cost, $20,599,909)	16,748,069
Total Investments, at value (identified cost, $1,525,042,156)	$1,549,890,262
Cash	$5,933,418
Restricted cash*	11,800,440
Foreign currency, at value (identified cost, $2,754,877)	2,759,217
Interest receivable	17,354,156
Interest receivable from affiliated investment	3,617
Receivable for investments sold	86,925,927
Receivable for variation margin on open futures contracts	818,507
Receivable for open forward foreign currency exchange contracts	21,372,339
Receivable for open swap contracts	37,780,293
Receivable for closed swap contracts	79,535
Premium paid on open swap contracts	37,604,868
Tax reclaims receivable	22,488
Total assets	$1,772,345,067

Liabilities
Cash collateral due to brokers	$4,784,023
Payable for reverse repurchase agreements	8,758,484
Written options outstanding, at value (premiums received, $2,688,965)	187,105
Payable for investments purchased	79,250,515
Payable for securities sold short, at value (proceeds, $37,605,252)	38,655,055
Payable for variation margin on open centrally cleared swap contracts	128,274
Payable for open forward commodity contracts	44,453
Payable for open forward foreign currency exchange contracts	37,784,520
Payable for open swap contracts	19,917,300
Premium received on open swap contracts	6,737,657
Payable to affiliates:
Investment adviser fee	1,229,702
Trustees’ fees	5,782
Interest payable	601,539
Accrued foreign capital gains taxes	64,612
Accrued expenses	483,773
Total liabilities	$198,632,794
Net Assets applicable to investors’ interest in Portfolio	$1,573,712,273

Sources of Net Assets
Investors’ capital	$1,549,867,205
Net unrealized appreciation	23,845,068
Total	$1,573,712,273

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $327,040)	$44,030,462
Interest allocated from affiliated investment	57,661
Expenses allocated from affiliated investment	(6,060)
Total investment income	$44,082,063

Expenses
Investment adviser fee	$7,692,385
Trustees’ fees and expenses	34,115
Custodian fee	1,105,252
Legal and accounting services	132,797
Interest expense and fees	176,374
Interest expense on securities sold short	1,542,378
Miscellaneous	56,083
Total expenses	$10,739,384
Deduct —
Reduction of custodian fee	$1,509
Total expense reductions	$1,509

Net expenses	$10,737,875

Net investment income	$33,344,188

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $2,356,104 from precious metals)	$(13,315,543)
Investment transactions allocated from affiliated investment	570
Written options	1,164
Securities sold short	(9,539,788)
Futures contracts	(9,184,724)
Swap contracts	(8,653,036)
Forward commodity contracts	966,215
Foreign currency and forward foreign currency exchange contract transactions	(18,871,465)
Net realized loss	$(58,596,607)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $64,612 and including net increase of $1,556,368 from precious metals)	$28,814,237
Written options	3,280,697
Securities sold short	8,689,192
Futures contracts	3,305,456
Swap contracts	12,089,362
Forward commodity contracts	(591,466)
Foreign currency and forward foreign currency exchange contracts	(2,566,586)
Net change in unrealized appreciation (depreciation)	$53,020,892

Net realized and unrealized loss	$(5,575,715)

Net increase in net assets from operations	$27,768,473

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$33,344,188	$52,251,349
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(58,596,607)	(69,786,617)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	53,020,892	(18,748,770)
Net increase (decrease) in net assets from operations	$27,768,473	$(36,284,038)
Capital transactions —
Contributions	$121,519,324	$739,654,827
Withdrawals	(307,205,312)	(159,206,013)
Net increase (decrease) in net assets from capital transactions	$(185,685,988)	$580,448,814

Net increase (decrease) in net assets	$(157,917,515)	$544,164,776

Net Assets
At beginning of period	$1,731,629,788	$1,187,465,012
At end of period	$1,573,712,273	$1,731,629,788

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.34	%(3)(4)	1.53	%(4)	1.62	%(4)	1.42	%(4)	1.47	%(3)
Net investment income	4.15	%(3)	3.41%		4.28%		2.10%		1.30	%(3)
Portfolio Turnover	55	%(5)	65%		91%		50%		7	%(5)

Total Return	1.80	%(5)	(1.50)%		5.20%		0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,573,712		$1,731,630		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest and dividend expense, primarily on securities sold short, of 0.21%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(5)	Not annualized.

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 64.7%, 26.0%, 2.6%, 5.3% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $20,537,526 or 1.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing

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Notes to Consolidated Financial Statements (Unaudited) — continued

foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $7,692,385 or 0.96% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$911,750,854	$464,598,724
U.S. Government and Agency Securities	—	4,722,038

	$911,750,854	$469,320,762

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,545,978,515

Gross unrealized appreciation	$45,572,579
Gross unrealized depreciation	(41,660,832)

Net unrealized appreciation	$3,911,747

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2014 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/26/14	Gold 8,388 Troy Ounces	United States Dollar 10,828,820	Citibank NA	$(32,421)
6/26/14	Gold 3,113 Troy Ounces	United States Dollar 4,018,851	Merrill Lynch International	(12,032)

				$(44,453)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 19,080,000	United States Dollar 7,652,816	Bank of America	$—	$(904,197)	$(904,197)
5/5/14	Brazilian Real 35,438,000	United States Dollar 15,848,837	BNP Paribas	—	(44,424)	(44,424)
5/5/14	Brazilian Real 33,672,000	United States Dollar 15,059,034	Citibank NA	—	(42,211)	(42,211)
5/5/14	Brazilian Real 18,532,000	United States Dollar 7,427,358	Citibank NA	—	(883,888)	(883,888)
5/5/14	Brazilian Real 69,110,000	United States Dollar 31,002,793	JPMorgan Chase Bank	8,287	—	8,287
5/5/14	Brazilian Real 37,612,000	United States Dollar 16,821,109	Standard Chartered Bank	—	(47,150)	(47,150)
5/5/14	Chilean Peso 5,702,590,000	United States Dollar 10,177,744	Bank of America	71,338	—	71,338
5/5/14	Chilean Peso 13,596,466,000	United States Dollar 24,082,017	BNP Paribas	—	(14,298)	(14,298)
5/5/14	Chilean Peso 3,937,866,000	United States Dollar 6,974,736	Citibank NA	—	(4,141)	(4,141)
5/5/14	Chilean Peso 11,831,742,000	United States Dollar 21,116,798	Morgan Stanley & Co. International PLC	148,013	—	148,013
5/5/14	Swiss Franc 2,852,000	United States Dollar 3,217,171	Goldman Sachs International	—	(23,369)	(23,369)
5/5/14	Swiss Franc 79,298,155	United States Dollar 87,921,983	Goldman Sachs International	—	(2,179,318)	(2,179,318)
5/5/14	United States Dollar 8,533,095	Brazilian Real 19,080,000	Bank of America	23,918	—	23,918
5/5/14	United States Dollar 15,891,480	Brazilian Real 35,438,000	BNP Paribas	1,782	—	1,782
5/5/14	United States Dollar 8,288,014	Brazilian Real 18,532,000	Citibank NA	23,231	—	23,231
5/5/14	United States Dollar 15,089,402	Brazilian Real 33,672,000	Citibank NA	11,843	—	11,843
5/5/14	United States Dollar 30,907,871	Brazilian Real 69,110,000	JPMorgan Chase Bank	86,635	—	86,635
5/5/14	United States Dollar 15,707,663	Brazilian Real 37,612,000	Standard Chartered Bank	1,160,595	—	1,160,595
5/5/14	United States Dollar 10,100,409	Chilean Peso 5,702,590,000	Bank of America	5,997	—	5,997
5/5/14	United States Dollar 24,145,740	Chilean Peso 13,596,466,000	BNP Paribas	—	(49,425)	(49,425)
5/5/14	United States Dollar 6,990,708	Chilean Peso 3,937,866,000	Citibank NA	—	(11,832)	(11,832)
5/5/14	United States Dollar 20,956,344	Chilean Peso 11,831,742,000	Morgan Stanley & Co. International PLC	12,442	—	12,442
5/5/14	United States Dollar 90,065,484	Swiss Franc 79,298,155	Goldman Sachs International	35,817	—	35,817
5/5/14	United States Dollar 3,239,253	Swiss Franc 2,852,000	Goldman Sachs International	1,288	—	1,288

33

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/6/14	British Pound Sterling 1,122,392	United States Dollar 1,802,111	Deutsche Bank	$—	$(92,875)	$(92,875)
5/6/14	Thai Baht 279,588,000	United States Dollar 8,409,926	Goldman Sachs International	—	(230,000)	(230,000)
5/6/14	United States Dollar 8,653,296	Thai Baht 279,588,000	Goldman Sachs International	—	(13,370)	(13,370)
5/7/14	Euro 19,097,000	United States Dollar 26,084,592	Goldman Sachs International	—	(409,494)	(409,494)
5/7/14	Japanese Yen 1,708,654,000	United States Dollar 16,669,795	Nomura International PLC	—	(43,717)	(43,717)
5/7/14	Japanese Yen 2,402,473,000	United States Dollar 23,438,761	Nomura International PLC	—	(61,469)	(61,469)
5/7/14	Philippine Peso 187,119,000	United States Dollar 4,127,018	Bank of America	—	(71,725)	(71,725)
5/7/14	Philippine Peso 206,240,000	United States Dollar 4,546,737	Goldman Sachs International	—	(81,060)	(81,060)
5/7/14	United States Dollar 16,891,511	Japanese Yen 1,708,654,000	Standard Chartered Bank	—	(177,999)	(177,999)
5/7/14	United States Dollar 4,357,884	Philippine Peso 196,497,000	JPMorgan Chase Bank	51,290	—	51,290
5/8/14	Thai Baht 301,790,000	United States Dollar 9,065,485	Deutsche Bank	—	(259,721)	(259,721)
5/9/14	Euro 4,436,500	Icelandic Krona 887,300,000	Morgan Stanley & Co. International PLC	—	(225,837)	(225,837)
5/9/14	New Turkish Lira 3,305,687	United States Dollar 1,562,899	Deutsche Bank	253	—	253
5/9/14	New Turkish Lira 3,112,987	United States Dollar 1,470,610	Standard Chartered Bank	—	(943)	(943)
5/9/14	Sri Lankan Rupee 401,500,000	United States Dollar 3,054,393	Standard Chartered Bank	—	(17,269)	(17,269)
5/12/14	United States Dollar 4,163,832	Indian Rupee 251,530,000	Bank of America	2,697	—	2,697
5/12/14	United States Dollar 3,812,557	Indian Rupee 230,291,000	Citibank NA	2,154	—	2,154
5/12/14	United States Dollar 23,401,710	Mexican Peso 309,277,000	Citibank NA	224,934	—	224,934
5/12/14	United States Dollar 45,604,270	Singapore Dollar 57,844,000	Standard Chartered Bank	534,277	—	534,277
5/14/14	Euro 5,537,952	United States Dollar 7,653,450	Standard Chartered Bank	—	(29,463)	(29,463)
5/14/14	Euro 108,574,315	United States Dollar 147,619,267	Standard Chartered Bank	—	(3,008,082)	(3,008,082)
5/14/14	United States Dollar 3,973,271	Euro 2,899,309	Standard Chartered Bank	48,999	—	48,999
5/14/14	United States Dollar 2,112,171	Euro 1,535,000	Standard Chartered Bank	17,366	—	17,366
5/14/14	United States Dollar 2,532,749	Euro 1,828,000	Standard Chartered Bank	3,273	—	3,273

34

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/16/14	Russian Ruble 745,664,053	United States Dollar 22,046,065	Bank of America	$1,191,998	$—	$1,191,998
5/16/14	Russian Ruble 737,630,186	United States Dollar 21,793,074	BNP Paribas	1,163,692	—	1,163,692
5/16/14	Russian Ruble 1,283,926,761	United States Dollar 37,927,649	HSBC Bank USA	2,019,931	—	2,019,931
5/16/14	Russian Ruble 144,621,631	United States Dollar 4,292,717	Standard Chartered Bank	248,068	—	248,068
5/16/14	Thai Baht 543,230,000	United States Dollar 16,847,476	Citibank NA	67,711	—	67,711
5/16/14	United States Dollar 13,928,545	Russian Ruble 462,775,913	Bank of America	—	(986,042)	(986,042)
5/16/14	United States Dollar 39,450,385	Russian Ruble 1,314,881,317	Bank of America	—	(2,676,958)	(2,676,958)
5/16/14	United States Dollar 15,630,401	Russian Ruble 521,508,335	Citibank NA	—	(1,045,322)	(1,045,322)
5/16/14	United States Dollar 18,358,740	Russian Ruble 612,677,066	Standard Chartered Bank	—	(1,223,935)	(1,223,935)
5/19/14	Japanese Yen 9,894,958,000	United States Dollar 97,233,410	Goldman Sachs International	437,012	—	437,012
5/19/14	United States Dollar 3,143,321	Japanese Yen 321,000,000	Goldman Sachs International	—	(3,172)	(3,172)
5/21/14	Euro 603,273	United States Dollar 836,366	JPMorgan Chase Bank	—	(554)	(554)
5/21/14	Euro 1,143,829	United States Dollar 1,580,400	JPMorgan Chase Bank	—	(6,431)	(6,431)
5/21/14	Euro 2,556,824	United States Dollar 3,540,626	JPMorgan Chase Bank	—	(6,450)	(6,450)
5/21/14	Euro 1,182,615	United States Dollar 1,623,851	JPMorgan Chase Bank	—	(16,788)	(16,788)
5/22/14	Thai Baht 500,696,000	United States Dollar 15,535,092	Standard Chartered Bank	73,198	—	73,198
5/27/14	Euro 3,248,579	United States Dollar 4,468,372	Bank of America	—	(38,312)	(38,312)
5/27/14	Euro 228,116	United States Dollar 315,722	Goldman Sachs International	—	(739)	(739)
5/27/14	Euro 697,431	United States Dollar 964,993	Goldman Sachs International	—	(2,537)	(2,537)
5/27/14	Euro 1,430,453	United States Dollar 1,979,375	Goldman Sachs International	—	(5,061)	(5,061)
5/27/14	Euro 4,037,700	United States Dollar 5,549,480	Goldman Sachs International	—	(51,934)	(51,934)
5/27/14	Russian Ruble 852,104,225	United States Dollar 25,171,087	JPMorgan Chase Bank	1,427,379	—	1,427,379
5/27/14	Russian Ruble 137,175,565	United States Dollar 4,063,257	JPMorgan Chase Bank	240,889	—	240,889
5/27/14	Russian Ruble 1,785,769,775	United States Dollar 52,747,593	Morgan Stanley & Co. International PLC	2,987,489	—	2,987,489

35

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/27/14	United States Dollar 36,587,534	Mexican Peso 491,023,000	Nomura International PLC	$877,697	$—	$877,697
5/27/14	United States Dollar 5,966,408	Russian Ruble 198,621,728	Bank of America	—	(431,855)	(431,855)
5/27/14	United States Dollar 40,437,063	Russian Ruble 1,340,109,541	Bank of America	—	(3,095,188)	(3,095,188)
5/27/14	United States Dollar 19,897,922	Russian Ruble 662,501,302	BNP Paribas	—	(1,437,460)	(1,437,460)
5/27/14	United States Dollar 17,317,549	Russian Ruble 573,816,993	Standard Chartered Bank	—	(1,328,258)	(1,328,258)
5/28/14	Euro 911,561	United States Dollar 1,261,277	Bank of America	—	(3,309)	(3,309)
5/28/14	Euro 3,923,606	United States Dollar 5,433,802	Bank of America	—	(9,319)	(9,319)
5/28/14	Euro 6,346,886	United States Dollar 8,771,714	Bank of America	—	(33,163)	(33,163)
5/28/14	Euro 8,298,313	United States Dollar 11,377,070	Bank of America	—	(134,973)	(134,973)
5/30/14	Indian Rupee 472,945,000	United States Dollar 7,823,739	Standard Chartered Bank	7,570	—	7,570
5/30/14	United States Dollar 6,963,657	Indian Rupee 438,686,000	Goldman Sachs International	286,327	—	286,327
5/30/14	United States Dollar 7,150,826	Indian Rupee 450,334,000	Standard Chartered Bank	291,660	—	291,660
6/3/14	Indonesian Rupiah 114,873,444,000	United States Dollar 9,924,272	Bank of America	3,263	—	3,263
6/3/14	Indonesian Rupiah 58,315,411,000	United States Dollar 4,993,613	BNP Paribas	—	(42,779)	(42,779)
6/3/14	Indonesian Rupiah 103,041,567,000	United States Dollar 8,909,777	Goldman Sachs International	10,624	—	10,624
6/3/14	Indonesian Rupiah 53,829,622,000	United States Dollar 4,614,627	Goldman Sachs International	—	(34,352)	(34,352)
6/3/14	Indonesian Rupiah 53,577,500,000	United States Dollar 4,589,866	Standard Chartered Bank	—	(37,339)	(37,339)
6/3/14	United States Dollar 16,534,817	Indonesian Rupiah 195,755,699,000	Standard Chartered Bank	371,563	—	371,563
6/4/14	Euro 13,901,026	Singapore Dollar 24,092,000	Standard Chartered Bank	—	(67,663)	(67,663)
6/4/14	Euro 5,342,000	United States Dollar 7,415,444	Deutsche Bank	4,741	—	4,741
6/4/14	Euro 1,184,040	United States Dollar 1,630,802	Deutsche Bank	—	(11,761)	(11,761)
6/4/14	Euro 6,322,812	United States Dollar 8,708,599	Deutsche Bank	—	(62,738)	(62,738)
6/4/14	Euro 46,693,170	United States Dollar 64,212,214	Deutsche Bank	—	(563,005)	(563,005)
6/4/14	Euro 3,399,000	United States Dollar 4,689,627	JPMorgan Chase Bank	—	(25,644)	(25,644)

36

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/4/14	Singapore Dollar 12,439,000	United States Dollar 9,832,113	Standard Chartered Bank	$—	$(89,641)	$(89,641)
6/11/14	Euro 9,814,881	United States Dollar 13,509,281	Bank of America	—	(106,185)	(106,185)
6/11/14	Euro 1,813,746	United States Dollar 2,496,654	Goldman Sachs International	—	(19,423)	(19,423)
6/12/14	Euro 435,000	United States Dollar 598,582	Standard Chartered Bank	—	(4,860)	(4,860)
6/17/14	Euro 6,330,484	Israeli Shekel 30,587,000	JPMorgan Chase Bank	53,328	—	53,328
6/17/14	Indonesian Rupiah 10,752,202,000	United States Dollar 882,775	Standard Chartered Bank	—	(43,939)	(43,939)
6/17/14	Japanese Yen 1,483,676,000	United States Dollar 14,446,699	Bank of America	—	(69,681)	(69,681)
6/18/14	Euro 7,124,320	Polish Zloty 30,364,921	BNP Paribas	118,338	—	118,338
6/18/14	Euro 6,032,669	Polish Zloty 25,719,079	Standard Chartered Bank	102,490	—	102,490
6/23/14	Euro 4,110,187	United States Dollar 5,722,799	Bank of America	21,222	—	21,222
6/23/14	Euro 1,131,222	United States Dollar 1,575,048	Goldman Sachs International	5,837	—	5,837
6/25/14	Euro 14,618,000	United States Dollar 20,174,448	Deutsche Bank	—	(103,266)	(103,266)
6/25/14	Euro 9,778,000	United States Dollar 13,495,644	Goldman Sachs International	—	(68,146)	(68,146)
6/25/14	Thai Baht 182,084,000	United States Dollar 5,582,830	Citibank NA	—	(31,750)	(31,750)
6/25/14	Thai Baht 211,789,000	United States Dollar 6,494,603	Goldman Sachs International	—	(35,934)	(35,934)
6/27/14	Sri Lankan Rupee 295,757,902	United States Dollar 2,241,609	Standard Chartered Bank	—	(6,042)	(6,042)
6/27/14	United States Dollar 2,249,965	Sri Lankan Rupee 295,757,902	Standard Chartered Bank	—	(2,314)	(2,314)
6/30/14	New Turkish Lira 14,583,158	United States Dollar 6,455,010	HSBC Bank USA	—	(346,707)	(346,707)
6/30/14	New Turkish Lira 6,472,842	United States Dollar 2,865,992	Standard Chartered Bank	—	(153,001)	(153,001)
6/30/14	United States Dollar 31,087,757	Peruvian New Sol 87,854,000	Standard Chartered Bank	—	(26,362)	(26,362)
7/2/14	Brazilian Real 35,438,000	United States Dollar 15,632,803	BNP Paribas	5,623	—	5,623
7/2/14	Brazilian Real 33,672,000	United States Dollar 14,843,943	Citibank NA	—	(4,480)	(4,480)
7/7/14	Thai Baht 279,588,000	United States Dollar 8,626,597	Goldman Sachs International	9,970	—	9,970
7/7/14	United States Dollar 11,837,503	Philippine Peso 528,000,000	Bank of America	22,052	—	22,052

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/7/14	United States Dollar 20,790,080	Philippine Peso 925,907,000	Bank of America	$6,976	$—	$6,976
7/7/14	United States Dollar 16,619,836	Philippine Peso 740,181,000	Goldman Sachs International	5,577	—	5,577
7/8/14	South African Rand 174,941,290	United States Dollar 16,220,345	Standard Chartered Bank	—	(238,193)	(238,193)
7/9/14	Euro 25,912,000	United States Dollar 35,501,513	JPMorgan Chase Bank	—	(441,710)	(441,710)
7/10/14	Australian Dollar 14,353,403	United States Dollar 13,308,188	Goldman Sachs International	36,763	—	36,763
7/10/14	Australian Dollar 38,288,597	United States Dollar 35,493,529	Nomura International PLC	91,176	—	91,176
7/15/14	Australian Dollar 6,934,690	United States Dollar 6,474,296	Deutsche Bank	64,567	—	64,567
7/15/14	Australian Dollar 9,502,406	United States Dollar 8,869,641	Morgan Stanley & Co. International PLC	86,573	—	86,573
7/15/14	Euro 1,501,345	Hungarian Forint 463,300,000	Citibank NA	5,138	—	5,138
7/15/14	Euro 1,568,600	Hungarian Forint 484,070,000	Standard Chartered Bank	5,439	—	5,439
7/15/14	Hungarian Forint 3,957,889,681	Euro 12,863,238	BNP Paribas	8,143	—	8,143
7/15/14	Hungarian Forint 10,765,193,558	Euro 34,989,416	HSBC Bank USA	25,304	—	25,304
7/16/14	Euro 4,796,000	United States Dollar 6,629,990	Australia and New Zealand Banking Group Limited	—	(22,622)	(22,622)
7/17/14	Euro 40,078,157	Polish Zloty 168,648,884	BNP Paribas	—	(147,464)	(147,464)
7/17/14	Euro 38,192,891	Polish Zloty 160,791,116	Citibank NA	—	(115,729)	(115,729)
7/18/14	Polish Zloty 15,786,000	United States Dollar 5,183,470	BNP Paribas	—	(6,055)	(6,055)
7/21/14	United States Dollar 11,253,769	Indonesian Rupiah 128,011,622,000	Barclays Bank PLC	—	(283,506)	(283,506)
7/21/14	United States Dollar 6,254,490	Indonesian Rupiah 70,675,742,000	Standard Chartered Bank	—	(197,763)	(197,763)
7/22/14	United States Dollar 6,200,094	Indonesian Rupiah 70,805,078,300	Goldman Sachs International	—	(133,359)	(133,359)
7/23/14	Euro 1,268,319	United States Dollar 1,757,402	Goldman Sachs International	—	(1,893)	(1,893)
7/24/14	Singapore Dollar 689,000	United States Dollar 549,475	Goldman Sachs International	—	(108)	(108)
7/24/14	United States Dollar 30,048,207	Israeli Shekel 104,658,656	Citibank NA	176,810	—	176,810
7/24/14	United States Dollar 31,229,554	Israeli Shekel 108,780,344	Deutsche Bank	185,791	—	185,791
7/24/14	United States Dollar 37,161,108	Singapore Dollar 46,597,242	Goldman Sachs International	7,313	—	7,313

38

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/25/14	Canadian Dollar 28,547,295	United States Dollar 25,834,422	Goldman Sachs International	$—	$(158,883)	$(158,883)
7/25/14	Canadian Dollar 79,664,705	United States Dollar 72,107,154	Toronto-Dominion Bank	—	(430,332)	(430,332)
7/30/14	Euro 7,614,791	United States Dollar 10,557,908	Deutsche Bank	—	(4,551)	(4,551)
7/31/14	Australian Dollar 23,578,000	United States Dollar 21,746,909	JPMorgan Chase Bank	—	(22,156)	(22,156)
7/31/14	New Zealand Dollar 32,430,108	United States Dollar 27,493,597	Australia and New Zealand Banking Group Limited	—	(255,666)	(255,666)
7/31/14	New Zealand Dollar 4,742,050	United States Dollar 4,019,765	Goldman Sachs International	—	(37,835)	(37,835)
8/5/14	Swiss Franc 82,150,155	United States Dollar 93,314,275	Goldman Sachs International	—	(97,618)	(97,618)
8/13/14	United States Dollar 1,639,333	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(51,341)	(51,341)
8/20/14	United States Dollar 1,594,381	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(8,398)	(8,398)
8/20/14	United States Dollar 1,274,940	Indonesian Rupiah 14,846,674,000	JPMorgan Chase Bank	—	(9,432)	(9,432)
8/20/14	United States Dollar 4,389,486	Indonesian Rupiah 50,896,091,425	Standard Chartered Bank	—	(51,182)	(51,182)
8/27/14	Ghanaian Cedi 1,080,000	United States Dollar 385,439	Standard Chartered Bank	28,419	—	28,419
8/27/14	United States Dollar 3,137,566	Argentine Peso 29,650,000	Bank of America	268,154	—	268,154
8/29/14	Ghanaian Cedi 2,133,000	United States Dollar 747,110	Standard Bank	42,773	—	42,773
8/29/14	Ghanaian Cedi 2,153,000	United States Dollar 746,921	Standard Bank	35,979	—	35,979
9/8/14	United States Dollar 3,918,671	Argentine Peso 37,149,000	Bank of America	299,094	—	299,094
9/9/14	Zambian Kwacha 6,700,000	United States Dollar 1,120,214	Standard Bank	102,951	—	102,951
9/9/14	Zambian Kwacha 4,290,000	United States Dollar 717,391	Standard Chartered Bank	66,039	—	66,039
9/23/14	Zambian Kwacha 8,120,000	United States Dollar 1,364,706	Barclays Bank PLC	137,727	—	137,727
9/23/14	Zambian Kwacha 9,744,000	United States Dollar 1,601,315	Barclays Bank PLC	128,941	—	128,941
9/23/14	Zambian Kwacha 7,130,000	United States Dollar 1,170,772	Barclays Bank PLC	93,388	—	93,388
9/30/14	United States Dollar 1,401,220	Azerbaijani Manat 1,149,000	Standard Bank	40,799	—	40,799
10/1/14	United States Dollar 2,502,142	New Turkish Lira 5,665,600	Citibank NA	81,303	—	81,303
10/1/14	United States Dollar 3,907,220	New Turkish Lira 8,847,000	Credit Suisse International	126,906	—	126,906

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

10/1/14	United States Dollar 2,754,866	New Turkish Lira 6,241,700	Credit Suisse International	$91,274	$—	$91,274
10/1/14	United States Dollar 22,565,311	New Turkish Lira 50,901,700	HSBC Bank USA	645,249	—	645,249
10/9/14	United States Dollar 2,814,724	Azerbaijani Manat 2,294,000	VTB Capital PLC	57,803	—	57,803
10/9/14	United States Dollar 2,823,818	Azerbaijani Manat 2,300,000	VTB Capital PLC	56,222	—	56,222
10/17/14	Russian Ruble 133,731,000	United States Dollar 3,550,538	Deutsche Bank	—	(39,320)	(39,320)
10/17/14	Russian Ruble 278,664,000	United States Dollar 7,392,598	HSBC Bank USA	—	(87,821)	(87,821)
10/17/14	Russian Ruble 323,921,000	United States Dollar 8,600,053	JPMorgan Chase Bank	—	(95,239)	(95,239)
10/17/14	Russian Ruble 437,942,000	United States Dollar 11,618,687	Morgan Stanley & Co. International PLC	—	(137,370)	(137,370)
10/17/14	United States Dollar 302,755	Kazakhstani Tenge 50,000,000	Citibank NA	—	(36,860)	(36,860)
10/17/14	United States Dollar 4,083,080	Kazakhstani Tenge 674,729,000	Citibank NA	—	(494,938)	(494,938)
10/20/14	United States Dollar 3,258,631	Kazakhstani Tenge 538,000,000	Deutsche Bank	—	(399,187)	(399,187)
10/23/14	United States Dollar 2,106,222	Kazakhstani Tenge 347,000,000	JPMorgan Chase Bank	—	(262,956)	(262,956)
10/27/14	United States Dollar 3,028,190	Kazakhstani Tenge 499,500,000	HSBC Bank USA	—	(376,803)	(376,803)
11/5/14	United States Dollar 3,486,322	Kazakhstani Tenge 573,500,000	Citibank NA	—	(447,187)	(447,187)
11/12/14	United States Dollar 3,604,275	Kazakhstani Tenge 590,200,000	Deutsche Bank	—	(482,872)	(482,872)
11/12/14	United States Dollar 11,862,301	Kazakhstani Tenge 1,938,300,000	Deutsche Bank	—	(1,611,173)	(1,611,173)
11/13/14	United States Dollar 4,476,261	Indonesian Rupiah 55,550,403,000	Citibank NA	186,984	—	186,984
11/21/14	United States Dollar 2,464,615	Kazakhstani Tenge 400,500,000	JPMorgan Chase Bank	—	(351,893)	(351,893)
11/21/14	United States Dollar 3,720,787	Kazakhstani Tenge 605,000,000	VTB Capital PLC	—	(529,284)	(529,284)
12/3/14	United States Dollar 1,723,164	Kazakhstani Tenge 283,719,000	Deutsche Bank	—	(231,567)	(231,567)
12/3/14	United States Dollar 10,658,816	Kazakhstani Tenge 1,754,974,011	Deutsche Bank	—	(1,432,382)	(1,432,382)
12/9/14	Ghanaian Cedi 6,152,500	United States Dollar 2,055,424	Standard Bank	132,092	—	132,092
12/12/14	Ghanaian Cedi 3,122,000	United States Dollar 1,041,535	Standard Bank	67,102	—	67,102
12/19/14	Ghanaian Cedi 3,170,000	United States Dollar 1,054,032	Standard Bank	68,236	—	68,236

40

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April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/22/14	United States Dollar 18,209,437	Kazakhstani Tenge 2,990,900,000	VTB Capital PLC	$—	$(2,569,420)	$(2,569,420)
12/30/14	United States Dollar 3,351,993	Uruguayan Peso 79,040,000	Citibank NA	—	(202,266)	(202,266)
1/12/15	United States Dollar 1,812,289	Ugandan Shilling 4,956,610,000	Citibank NA	35,450	—	35,450
1/12/15	United States Dollar 1,407,971	Ugandan Shilling 3,843,761,000	Standard Chartered Bank	24,916	—	24,916
1/16/15	United States Dollar 4,942,158	Uruguayan Peso 118,167,000	Citibank NA	—	(261,148)	(261,148)
1/20/15	United States Dollar 3,283,113	Ugandan Shilling 8,943,200,000	Barclays Bank PLC	44,597	—	44,597
1/23/15	United States Dollar 1,533,481	Ugandan Shilling 4,145,000,000	Citibank NA	7,780	—	7,780
1/23/15	United States Dollar 4,942,154	Uruguayan Peso 118,414,000	Citibank NA	—	(262,784)	(262,784)
1/29/15	United States Dollar 2,392,175	Ugandan Shilling 6,434,950,000	Barclays Bank PLC	—	(2,736)	(2,736)
2/5/15	United States Dollar 2,969,325	Kazakhstani Tenge 492,908,000	Deutsche Bank	—	(424,036)	(424,036)
2/6/15	United States Dollar 2,903,226	Uruguayan Peso 72,000,000	Citibank NA	—	(71,805)	(71,805)
2/13/15	United States Dollar 2,897,384	Uruguayan Peso 72,000,000	Citibank NA	—	(72,909)	(72,909)
2/20/15	United States Dollar 1,206,897	Argentine Peso 14,000,000	Bank of America	149,394	—	149,394
2/20/15	United States Dollar 2,327,586	Argentine Peso 27,000,000	Citibank NA	288,117	—	288,117
2/23/15	United States Dollar 3,189,655	Argentine Peso 37,000,000	Citibank NA	384,614	—	384,614
2/24/15	United States Dollar 2,758,621	Argentine Peso 32,000,000	Citibank NA	329,706	—	329,706
2/25/15	United States Dollar 992,554	Argentine Peso 11,464,000	Bank of America	112,790	—	112,790
2/25/15	United States Dollar 7,272,727	Argentine Peso 84,000,000	Citibank NA	826,446	—	826,446
2/27/15	United States Dollar 2,504,039	Uruguayan Peso 62,000,000	Citibank NA	—	(83,725)	(83,725)
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank NA	—	(261,101)	(261,101)
3/13/15	Euro 1,672,505	Serbian Dinar 211,990,000	Citibank NA	67,597	—	67,597
3/23/15	Euro 4,829,448	Romanian Leu 22,234,777	Bank of America	109,003	—	109,003
3/23/15	Euro 4,827,268	Romanian Leu 22,070,271	Bank of America	61,657	—	61,657
3/23/15	Euro 11,730,646	Romanian Leu 53,849,529	Citibank NA	216,279	—	216,279

41

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/23/15	Euro 5,778,141	Romanian Leu 26,411,306	Citibank NA	$71,856	$—	$71,856
3/23/15	Euro 3,176,889	Romanian Leu 14,634,340	JPMorgan Chase Bank	74,136	—	74,136
3/23/15	Euro 2,173,362	Romanian Leu 9,954,000	JPMorgan Chase Bank	33,083	—	33,083
3/23/15	Euro 6,830,459	Romanian Leu 31,437,189	Standard Chartered Bank	151,030	—	151,030
3/23/15	Euro 2,146,159	Romanian Leu 9,841,213	Standard Chartered Bank	36,283	—	36,283
3/31/15	Euro 13,781,027	Romanian Leu 63,075,760	Bank of America	180,168	—	180,168
3/31/15	Euro 12,906,569	Romanian Leu 59,104,729	Citibank NA	178,331	—	178,331
3/31/15	United States Dollar 2,522,018	Uruguayan Peso 63,000,000	Citibank NA	—	(89,807)	(89,807)
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank NA	—	(217,725)	(217,725)
4/30/15	United States Dollar 3,396,524	Uruguayan Peso 86,000,000	Citibank NA	—	(110,361)	(110,361)

				$21,372,339	$(37,784,520)	$(16,412,181)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures

6/14	14 Gold	Short	$(1,810,668)	$(1,814,260)	$(3,592)
12/14	98 LME Copper	Long	15,914,931	16,228,800	313,869
12/14	98 LME Copper	Short	(17,946,580)	(16,228,800)	1,717,780

Equity Futures

5/14	1,175 SGX CNX Nifty Index	Long	16,122,149	15,824,900	(297,249)
6/14	223 Nikkei 225 Index	Long	32,913,777	31,017,362	(1,896,415)

Interest Rate Futures

6/14	731 Euro-Bobl	Short	(127,127,751)	(127,549,942)	(422,191)
6/14	381 Euro-Bund	Short	(75,452,536)	(76,400,966)	(948,430)

42

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures (continued)

6/14	76 Euro-Schatz	Short	$(11,650,960)	$(11,646,742)	$4,218
6/14	384 IMM 10-Year Interest Rate Swap	Long	37,080,353	36,860,352	(220,001)
6/14	64 Japan 10-Year Bond	Short	(90,659,950)	(90,721,181)	(61,231)
6/14	207 U.K. Gilt	Short	(38,154,765)	(38,560,183)	(405,418)
6/14	293 U.S. 2-Year Deliverable Interest Rate Swap	Short	(29,348,637)	(29,377,829)	(29,192)
6/14	364 U.S. 5-Year Deliverable Interest Rate Swap	Short	(36,468,782)	(36,667,312)	(198,530)
6/14	1,021 U.S. 10-Year Deliverable Interest Rate Swap	Short	(102,659,875)	(103,902,703)	(1,242,828)

					$(3,689,210)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

LME:  London Metal Exchange.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

U.K. Gilt:  Gilt issues having a maturity 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	AUD	13,089	Pays	6-month AUD Bank Bill	4.31%	7/4/23	$187,664
LCH.Clearnet	AUD	17,116	Pays	6-month AUD Bank Bill	4.31	7/15/23	234,249
LCH.Clearnet	AUD	16,060	Pays	6-month AUD Bank Bill	4.48	8/20/23	402,767
LCH.Clearnet	GBP	19,996	Receives	6-month GBP LIBOR	2.00	2/20/19	(114,828)
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(473,959)
LCH.Clearnet	HUF	5,190,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(138,780)
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(518,055)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79	4/23/24	69,195
LCH.Clearnet	NZD	112,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	113,119
LCH.Clearnet	NZD	117,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	163,152
LCH.Clearnet	NZD	92,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	111,369
LCH.Clearnet	NZD	5,449	Pays	3-month NZD Bank Bill	4.21	10/23/17	(16,027)
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	(41,971)

43

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Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15%	10/25/17	$(51,882)
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	(105,330)
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	(49,766)
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	(53,422)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	74,089

							$(208,416)

AUD	–	Australian Dollar
GBP	–	Great British Pound
HUF	–	Hungarian Forint
JPY	–	Japanese Yen
NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	BRL	6,057	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$143,234
Bank of America	BRL	696	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	17,015
Bank of America	BRL	18,527	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	350,598
Bank of America	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(105,458)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	157,791
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	52,746
Bank of America	MYR	72,483	Pays	3-month MYR KLIBOR	3.51	1/15/16	(33,855)
Bank of America	MYR	17,742	Receives	3-month MYR KLIBOR	4.58	1/15/24	18,429
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(35,738)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	247,914
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	174,487
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	355,348
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	330,276
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	46,809
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(30,517)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(134,945)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	416,497
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	210,355
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	252,566
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	427,521
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	234,670
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	381,718
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(215,261)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	41,786
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	190,411
Citibank NA	MYR	70,663	Pays	3-month MYR KLIBOR	3.51	1/15/16	(34,849)
Citibank NA	MYR	48,425	Pays	3-month MYR KLIBOR	3.60	2/25/16	3,622

44

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	MYR	17,140	Receives	3-month MYR KLIBOR	4.58%	1/15/24	$17,803
Citibank NA	MYR	11,701	Receives	3-month MYR KLIBOR	4.57	2/25/24	1,175
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	349,608
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	258,866
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	53,344
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	169,470
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	164,720
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	78,503
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	64,352
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	183,019
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(119,366)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	50,576
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	37,384
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	59,898
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(240,625)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	71,449
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(290,057)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	207,462
Deutsche Bank	BRL	45,789	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	769,162
Deutsche Bank	BRL	3,340	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	67,269
Deutsche Bank	CLP	1,705,539	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(82,168)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(235,980)
Deutsche Bank	MYR	73,351	Pays	3-month MYR KLIBOR	3.48	1/13/16	(47,287)
Deutsche Bank	MYR	97,326	Pays	3-month MYR KLIBOR	3.60	2/26/16	6,131
Deutsche Bank	MYR	17,952	Receives	3-month MYR KLIBOR	4.54	1/13/24	1,013
Deutsche Bank	MYR	23,585	Receives	3-month MYR KLIBOR	4.56	2/26/24	(131)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	141,806
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	620,274
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	354,237
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	239,000
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	206,586
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	46,627
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(32,186)
Goldman Sachs International	BRL	630	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	14,348
Goldman Sachs International	MYR	69,796	Pays	3-month MYR KLIBOR	3.47	1/13/16	(48,627)
Goldman Sachs International	MYR	16,930	Receives	3-month MYR KLIBOR	4.53	1/13/24	(3,130)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	122,275
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	766,709
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(835,463)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	253,743
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(281,240)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(342,995)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	305,254
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(330,365)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	149,043

45

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37%	12/27/16	$(329,252)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	53,485
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(131,255)
JPMorgan Chase Bank	MYR	47,006	Pays	3-month MYR KLIBOR	3.60	2/25/16	3,516
JPMorgan Chase Bank	MYR	93,536	Pays	3-month MYR KLIBOR	3.60	2/26/16	5,892
JPMorgan Chase Bank	MYR	11,553	Receives	3-month MYR KLIBOR	4.56	2/25/24	(914)
JPMorgan Chase Bank	MYR	22,924	Receives	3-month MYR KLIBOR	4.57	2/26/24	1,245
JPMorgan Chase Bank	NZD	86,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	46,423
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(655,679)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(224,649)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(224,649)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	160,846
Nomura International	BRL	8,516	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	183,683
Nomura International	BRL	47,276	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	1,103,321
Nomura International	BRL	7,536	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	110,182
Nomura International	BRL	17,830	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	304,863

							$6,811,714

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.42%	$(52,047)	$101,118	$49,071
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.42	(54,061)	104,872	50,811
Russia	Barclays Bank PLC	1,630	1.00	(1)	3/20/19	2.57	(112,529)	96,774	(15,755)
Russia	BNP Paribas	3,900	1.00	(1)	3/20/19	2.57	(269,242)	223,205	(46,037)
Russia	Deutsche Bank	6,530	1.00	(1)	3/20/19	2.57	(450,807)	376,522	(74,285)
Russia	Goldman Sachs International	3,250	1.00	(1)	3/20/19	2.57	(224,368)	186,004	(38,364)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	0.83	12,880	8,835	21,715
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.83	3,593	2,352	5,945
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.37	(83,538)	166,717	83,179
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.37	(293,161)	305,080	11,919
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.37	(55,692)	51,660	(4,032)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.37	(163,065)	127,764	(35,301)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.83	15,464	11,779	27,243
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.83	9,206	7,071	16,277

46

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Barclays Bank PLC	$5,000	1.00	%(1)	9/20/17	1.37%	$(55,692)	$92,601	$36,909
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.37	(27,958)	43,279	15,321
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.37	(46,669)	74,870	28,201
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.72	24,186	37,302	61,488
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.83	19,320	16,177	35,497
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.83	8,075	5,823	13,898
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.83	3,594	2,764	6,358
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.90	27,402	53,296	80,698
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.90	24,662	27,121	51,783
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.37	(41,212)	89,113	47,901
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.37	(54,133)	119,996	65,863
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.37	(63,489)	126,705	63,216
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.37	(167,075)	356,533	189,458
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.37	(34,194)	72,011	37,817
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.45	(39,036)	45,684	6,648
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.37	(55,691)	91,035	35,344
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.45	(36,868)	44,842	7,974
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.45	(105,001)	110,925	5,924
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.37	(83,537)	136,553	53,016
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.37	(11,139)	10,356	(783)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.45	(111,652)	133,233	21,581
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.36	(1,161,694)	612,208	(549,486)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	2.36	(702,159)	462,961	(239,198)

Total		$211,866					$(4,407,327)	$4,535,141	$127,814

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America	$2,359	1.00	%(1)	3/20/24	$188,608	$(293,987)	$(105,379)
Brazil	Barclays Bank PLC	12,000	1.00	(1)	6/20/22	731,308	(912,499)	(181,191)
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	817,181	(968,496)	(151,315)
Brazil	Morgan Stanley and Co. International PLC	3,080	1.00	(1)	3/20/24	246,253	(358,869)	(112,616)
Bulgaria	Barclays Bank PLC	4,691	1.00	(1)	12/20/18	28,345	(51,564)	(23,219)
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	1,678	(9,562)	(7,884)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	10,768	(25,797)	(15,029)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	7,294	(20,041)	(12,747)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	13,051	(20,832)	(7,781)
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	11,184	(24,097)	(12,913)
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	12,084	(21,903)	(9,819)

47

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Goldman Sachs International	$4,000	1.00	%(1)	12/20/18	$24,169	$(42,959)	$(18,790)
China	Bank of America	6,100	1.00	(1)	3/20/17	(106,711)	(105,182)	(211,893)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(176,266)	(158,107)	(334,373)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(75,222)	(64,125)	(139,347)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(64,727)	(55,177)	(119,904)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(154,924)	122,585	(32,339)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	63,396	(129,434)	(66,038)
Colombia	Deutsche Bank	4,580	1.00	(1)	6/20/22	101,625	(276,760)	(175,135)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	90,927	(221,939)	(131,012)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(104,553)	(152,726)	(257,279)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	48,603	(97,489)	(48,886)
Colombia	Goldman Sachs International	1,220	1.00	(1)	6/20/22	27,056	(86,635)	(59,579)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(57,003)	(84,429)	(141,432)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	72,661	(148,351)	(75,690)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	88,709	(210,760)	(122,051)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	117,443	(98,057)	19,386
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	281,676	(260,691)	20,985
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	88,082	(72,663)	15,419
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	293,607	(247,816)	45,791
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	124,197	(137,201)	(13,004)
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	396,902	(429,632)	(32,730)
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	90,335	(99,034)	(8,699)
Croatia	Citibank NA	930	1.00	(1)	6/20/18	66,151	(62,284)	3,867
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	117,443	(97,141)	20,302
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	183,211	(202,394)	(19,183)
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	109,042	(119,640)	(10,598)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	60,558	(66,409)	(5,851)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(123,112)	23,692
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(125,495)	21,309
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	93,660	(80,137)	13,523
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	81,329	(65,075)	16,254
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	82,192	(91,672)	(9,480)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	198,857	(199,799)	(942)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	177,823	(186,492)	(8,669)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	82,724	(94,730)	(12,006)

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$2,745	1.00	%(1)	6/20/18	$195,250	$(228,897)	$(33,647)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	428,488	(341,184)	87,304
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	49,677	(28,661)	21,016
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	81,394	(43,994)	37,400
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	82,350	(47,515)	34,835
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	175,781	(76,089)	99,692
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	21,940	(175,367)	(153,427)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	43,882	(349,449)	(305,567)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	416,876	(558,797)	(141,921)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	416,876	(558,999)	(142,123)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	108,729	(139,976)	(31,247)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	3,505,008	(4,404,596)	(899,588)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(231,079)	167,138	(63,941)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(249,297)	194,957	(54,340)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	92,102	(129,623)	(37,521)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(88,090)	30,757	(57,333)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	26,987	(100,120)	(73,133)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	14,204	(62,802)	(48,598)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	264,862	(411,763)	(146,901)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	17,754	(67,636)	(49,882)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	206,923	(291,180)	(84,257)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(25,228)	(8,579)	(33,807)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(17,659)	(6,406)	(24,065)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(30,273)	(15,631)	(45,904)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,899)	(9,983)	(31,882)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(28,743)	(12,324)	(41,067)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(13,687)	(7,553)	(21,240)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(34,216)	(18,544)	(52,760)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,898)	(6,685)	(28,583)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(19,161)	(7,541)	(26,702)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(76,136)	(50,619)	(126,755)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(27,373)	(12,124)	(39,497)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(119,002)	(118,209)	(237,211)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(29,011)	(11,227)	(40,238)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(12,614)	(4,899)	(17,513)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(16,398)	(5,958)	(22,356)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(27,373)	(12,472)	(39,845)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(12,613)	(4,098)	(16,711)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(35,586)	(17,129)	(52,715)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(223,173)	148,934	(74,239)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(26,657)	18,102	(8,555)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(50,332)	6,220	(44,112)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(11,658)	9,862	(1,796)

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Deutsche Bank	$1,740	1.00	%(1)	6/20/19	$(37,635)	$30,007	$(7,628)
Qatar	Deutsche Bank	539	1.00	(1)	6/20/19	(11,658)	9,295	(2,363)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(36,876)	28,993	(7,883)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(73,975)	48,959	(25,016)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(12,324)	(6,918)	(19,242)
Qatar	JPMorgan Chase Bank	580	1.00	(1)	3/20/19	(12,885)	9,561	(3,324)
Qatar	JPMorgan Chase Bank	1,520	1.00	(1)	6/20/19	(32,877)	25,447	(7,430)
Qatar	JPMorgan Chase Bank	1,032	1.00	(1)	6/20/19	(22,322)	19,902	(2,420)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(34,210)	23,944	(10,266)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(13,773)	9,345	(4,428)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(32,277)	(18,361)	(50,638)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	627,904	(561,276)	66,628
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	3,329,984	(1,792,027)	1,537,957
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	409,457	(111,022)	298,435
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	829,382	(227,647)	601,735
Russia	JPMorgan Chase Bank	9,158	1.00	(1)	6/20/18	495,368	(132,758)	362,610
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	335,907	(92,404)	243,503
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	968,026	(522,332)	445,694
South Africa	Bank of America	890	1.00	(1)	12/20/20	57,303	(22,766)	34,537
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	205,389	(89,504)	115,885
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,407,367	(1,732,716)	674,651
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	457,327	(314,280)	143,047
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,339,052	(870,254)	468,798
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	685,990	(621,224)	64,766
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	146,798	(58,105)	88,693
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	246,596	(103,455)	143,141
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	283,543	(220,467)	63,076
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	283,543	(226,519)	57,024
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	290,349	(201,128)	89,221
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	57,303	(24,205)	33,098
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	128,769	(56,501)	72,268
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	308,084	(136,755)	171,329
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	552,107	(246,714)	305,393
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	613,452	(321,290)	292,162
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,600,247	(1,426,753)	173,494
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	338,422	(318,230)	20,192
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	521,352	(469,221)	52,131
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	444,527	(401,795)	42,732
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,371,995	(1,240,796)	131,199
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	280,801	(245,971)	34,830
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	251,751	(222,108)	29,643
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	677,178	(544,443)	132,735
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	237,771	(201,448)	36,323
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	91,465	(65,034)	26,431

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$7,571	1.00	%(1)	12/20/22	$720,066	$(625,213)	$94,853
Spain	Bank of America	2,400	1.00	(1)	9/20/20	12,121	(170,832)	(158,711)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	12,227	(150,978)	(138,751)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	27,641	(268,566)	(240,925)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	7,796	(74,350)	(66,554)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	22,680	(316,054)	(293,374)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	55,262	(397,309)	(342,047)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	55,400	(352,719)	(297,319)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	87,542	(783,693)	(696,151)
Spain	Citibank NA	7,900	1.00	(1)	12/20/16	(80,854)	(165,130)	(245,984)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	19,946	(235,155)	(215,209)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	55,401	(385,119)	(329,718)
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	24,806	(276,416)	(251,610)
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	210,333	(2,421,021)	(2,210,688)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(11,054)	(1,752)	(12,806)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(33,161)	(1,054)	(34,215)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(15,475)	(3,646)	(19,121)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	(24,410)	2,558	(21,852)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(45,320)	(12,902)	(58,222)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(33,157)	(11,968)	(45,125)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	129,864	(119,789)	10,075
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	226,306	(188,860)	37,446
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	128,042	(112,789)	15,253
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	138,407	(127,890)	10,517
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	138,408	(115,504)	22,904
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	148,296	(130,257)	18,039
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	297,905	(282,167)	15,738
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	29,778	(26,212)	3,566
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	245,113	(253,273)	(8,160)
Banco Activo Bank SA	Goldman Sachs International	EUR 869	5.00	(1)	3/20/19	(116,694)	48,565	(68,129)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 1,720	5.00	(1)	12/20/18	(228,448)	23,467	(204,981)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 2,966	5.00	(1)	3/20/19	350,536	197,369	547,905
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 1,717	5.00	(1)	3/20/19	(230,568)	89,298	(141,270)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 1,720	5.00	(1)	3/20/19	(228,448)	24,400	(204,048)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 3,443	5.00	(1)	3/20/19	(506,838)	282,914	(223,924)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 1,395	5.00	(1)	3/20/19	(205,355)	114,038	(91,317)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Banco Espirito Santo SA	Barclays Bank PLC	EUR 1,722	5.00	%(1)	3/20/19	$(253,493)	$136,329	$(117,164)
Banco Espirito Santo SA	Deutsche Bank	EUR 912	5.00	(1)	3/20/19	(134,254)	75,036	(59,218)
Banco Espirito Santo SA	Deutsche Bank	EUR 1,171	5.00	(1)	3/20/19	(172,381)	103,164	(69,217)
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR 1,724	5.00	(1)	3/20/19	(317,876)	201,370	(116,506)

						$30,544,048	$(35,402,352)	$(4,858,304)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $211,866,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	GTQ 45,767	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $5,605,994 (Notional Amount) plus Notional Amount at termination date	6/5/14	$291,562
Citibank NA	GTQ 12,970	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $1,615,307 (Notional Amount) plus Notional Amount at termination date	6/9/14	55,083
Citibank NA	KRW 32,291,138	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	6/12/14	(354,338)
JPMorgan Chase Bank	PLN 54,583	Negative Return on WIG20 Index	Positive Return on WIG20 Index	6/20/14	(344,344)

					$(352,037)

GTQ	–	Guatemalan Quetzal
KRW	–	South Korean Won
PLN	–	Polish Zloty

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Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	CLF 74	CLP 1,705,549	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$184,167
Deutsche Bank	CLF 228	CLP 5,224,497	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	580,864

						$765,031

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	TRY 700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$90,645
Citibank NA	TRY 10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	2,051,375
Citibank NA	TRY 7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	989,754
Citibank NA	TRY 5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	910,023
Citibank NA	TRY 5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	817,408
Credit Suisse International	TRY 10,104	5,676	3-month USD-LIBOR-BBA	6.90	8/18/21	1,323,188
Deutsche Bank	TRY 14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	1,964,255
Deutsche Bank	TRY 18,837	11,832	3-month USD-LIBOR-BBA	8.20	2/24/21	3,380,706
HSBC Bank USA	TRY 16,212	8,470	3-month USD-LIBOR-BBA	7.85	2/23/22	1,425,428
JPMorgan Chase Bank	TRY 29,548	15,430	3-month USD-LIBOR-BBA	7.86	7/21/21	1,787,581

						$14,740,363

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank	$ 15,551	TRY 33,123	3-month USD-LIBOR-BBA	10.76%	4/8/16	$628,412
						$628,412

						$16,133,806

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Notes to Consolidated Financial Statements (Unaudited) — continued

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	INR	9,566,675	COP	—	$2,584,548
Options written		1,913,473		25,232,736	105,580
Options expired		—		(22,590,696)	(1,163)

Outstanding, end of period	INR	11,480,148	COP	2,642,040	$2,688,965

COP	–	Columbian Peso
INR	–	Indian Rupee

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $53,464,270. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,380,975 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$—	$5,384,576	$1,104	$5,385,680
Net unrealized appreciation*	2,031,649	—	—	—	1,359,822	3,391,471
Receivable for open forward foreign currency exchange contracts	—	—	—	21,372,339	—	21,372,339
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	35,839,590	—	346,645	27,992,161	64,178,396

Total Asset Derivatives	$2,031,649	$35,839,590	$—	$27,103,560	$29,353,087	$94,327,886

Derivatives not subject to master netting or similar agreements	$2,031,649	$—	$—	$—	$1,359,822	$3,391,471

Total Asset Derivatives subject to master netting or similar agreements	$—	$35,839,590	$—	$27,103,560	$27,993,265	$90,936,415

Written options outstanding, at value	$—	$—	$—	$(187,105)	$—	$(187,105)
Net unrealized appreciation*	(3,592)	—	(2,193,664)	—	(5,091,841)	(7,289,097)
Payable for open forward commodity contracts	(44,453)	—	—	—	—	(44,453)
Payable for open forward foreign currency exchange contracts	—	—	—	(37,784,520)	—	(37,784,520)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(9,702,869)	(698,682)	—	(5,046,641)	(15,448,192)

Total Liability Derivatives	$(48,045)	$(9,702,869)	$(2,892,346)	$(37,971,625)	$(10,138,482)	$(60,753,367)

Derivatives not subject to master netting or similar agreements	$(3,592)	$—	$(2,193,664)	$—	$(5,091,841)	$(7,289,097)

Total Liability Derivatives subject to master netting or similar agreements	$(44,453)	$(9,702,869)	$(698,682)	$(37,971,625)	$(5,046,641)	$(53,464,270)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Consolidated Financial Statements (Unaudited) — continued

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America	$9,975,679	$(9,746,703)	$—	$—	$228,976
Barclays Bank PLC	5,063,440	(3,148,388)	(1,677,871)	—	237,181
BNP Paribas	2,626,946	(2,626,946)	—	—	—
Citibank NA	16,131,226	(5,501,716)	(7,326,496)	(669,023)	2,633,991
Credit Suisse International	5,888,665	(690,896)	(5,169,197)	—	28,572
Deutsche Bank	14,194,438	(7,310,250)	(6,884,188)	—	—
Goldman Sachs International	8,187,704	(5,086,935)	(2,230,260)	(870,509)	—
HSBC Bank USA	5,880,289	(1,065,894)	(4,814,395)	—	—
JPMorgan Chase Bank	8,921,316	(6,091,458)	—	(2,810,000)	19,858
Morgan Stanley & Co. International PLC	4,937,919	(363,207)	(4,574,712)	—	—
Nomura International PLC	4,156,054	(275,960)	(3,880,094)	—	—
Standard Bank	489,932	—	—	(260,000)	229,932
Standard Chartered Bank	4,368,782	(4,368,782)	—	—	—
VTB Capital PLC	114,025	—	—	—	114,025

	$90,936,415	$(46,277,135)	$(36,557,213)	$(4,609,532)	$3,492,535

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(278,288)	$—	$—	$—	$(278,288)
Bank of America	(9,746,703)	9,746,703	—	—	—
Barclays Bank PLC	(3,148,388)	3,148,388	—	—	—
BNP Paribas	(3,498,476)	2,626,946	484,999	—	(386,531)
Citibank NA	(5,501,716)	5,501,716	—	—	—
Credit Suisse International	(690,896)	690,896	—	—	—
Deutsche Bank	(7,310,250)	7,310,250	—	—	—
Goldman Sachs International	(5,086,935)	5,086,935	—	—	—
HSBC Bank USA	(1,065,894)	1,065,894	—	—	—
JPMorgan Chase Bank	(6,091,458)	6,091,458	—	—	—
Merrill Lynch International	(12,032)	—	—	—	(12,032)
Morgan Stanley & Co. International PLC	(363,207)	363,207	—	—	—
Nomura International PLC	(275,960)	275,960	—	—	—
Standard Chartered Bank	(6,832,754)	4,368,782	1,029,997	—	(1,433,975)
Toronto-Dominion Bank	(430,332)	—	—	—	(430,332)
UBS AG	(32,277)	—	—	—	(32,277)
VTB Capital PLC	(3,098,704)	—	3,071,991	—	(26,713)

	$(53,464,270)	$46,277,135	$4,586,987	$—	$(2,600,148)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Notes to Consolidated Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(200,008)	$(5,453,368)	$—
Futures contracts	197,420	—	1,745,859	—	(11,128,003)
Written options	—	—	—	1,164	—
Swap contracts	—	(10,783,124)	(603,776)	69,729	2,664,135
Forward commodity contracts	966,215	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(19,578,274)	—

Total	$1,163,635	$(10,783,124)	$942,075	$(24,960,749)	$(8,463,868)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(1,079,690)	$6,018,972	$(236,688)
Futures contracts	1,971,592	—	(2,758,680)	—	4,092,544
Written options	—	—	—	3,280,697	—
Swap contracts	—	(342,151)	367,839	292,103	11,771,571
Forward commodity contracts	(591,466)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(2,418,218)	—

Total	$1,380,126	$(342,151)	$(3,470,531)	$7,173,554	$15,627,427

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions	Swap Contracts

$88,726,000	$525,373,000	$16,376,000	$3,014,999,000	$24,000,000	$2,374,579,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were approximately $464,764,000 and 134,714,000 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

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Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Bank of America	4/16/14	5/20/14	(1.75)%	$5,871,349	$5,871,349

Nomura International PLC	4/16/14	6/13/14	(1.75)	2,887,135	2,887,135

For the six months ended April 30, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were approximately $726,000 and (1.18)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2014.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)

Barclays Bank PLC	$23,131,217	$—	$(23,131,217)	$—

Nomura International PLC	15,803,423	(2,887,135)	(12,916,288)	—

	$38,934,640	$(2,887,135)	$(36,047,505)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Collateral Pledged(a)	Net Amount(c)

Bank of America	$(5,871,349)	$—	$5,871,349	$—

Nomura International PLC	$(2,887,135)	2,887,135	—	—

	$(8,758,484)	$2,887,135	$5,871,349	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,090,417,730	$—	$1,090,417,730
Foreign Corporate Bonds	—	3,989,763	—	3,989,763
Collateralized Mortgage Obligations	—	20,549,327	—	20,549,327
Mortgage Pass-Throughs	—	4,175,647	—	4,175,647
Common Stocks	—	12,023,487 *	—	12,023,487
Precious Metals	16,748,069	—	—	16,748,069
Currency Call Options Purchased	—	89,827	—	89,827
Currency Put Options Purchased	—	5,294,749	—	5,294,749
Interest Rate Swaptions Purchased	—	1,104	—	1,104
Short-Term Investments —
Foreign Government Securities	—	336,665,994	—	336,665,994
U.S. Treasury Obligations	—	20,999,925	—	20,999,925
Repurchase Agreements	—	38,934,640	—	38,934,640

Total Investments	$16,748,069	$1,533,142,193	$—	$1,549,890,262

Forward Foreign Currency Exchange Contracts	$—	$21,372,339	$—	$21,372,339
Swap Contracts	—	65,534,000	—	65,534,000
Futures Contracts	2,035,867	—	—	2,035,867

Total	$18,783,936	$1,620,048,532	$—	$1,638,832,468

Liability Description

Currency Call Options Written	$—	$(89,828)	$—	$(89,828)
Currency Put Options Written	—	(97,277)	—	(97,277)
Securities Sold Short	—	(38,655,055)	—	(38,655,055)
Forward Commodity Contracts	—	(44,453)	—	(44,453)
Forward Foreign Currency Exchange Contracts	—	(37,784,520)	—	(37,784,520)
Swap Contracts	—	(17,012,212)	—	(17,012,212)
Futures Contracts	(5,725,077)	—	—	(5,725,077)

Total	$(5,725,077)	$(93,683,345)	$—	$(99,408,422)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

59

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

61

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772 4.30.14

Eaton Vance

Government Obligations
Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Government Obligations Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

Government Obligations Fund

April 30, 2014

Performance1,2

Portfolio Manager Susan Schiff, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	1.52%	–0.03%	2.50%	3.79%
Class A with 4.75% Maximum Sales Charge	—	—	–3.33	–4.78	1.52	3.29
Class B at NAV	11/01/1993	08/24/1984	1.15	–0.80	1.73	3.01
Class B with 5% Maximum Sales Charge	—	—	–3.80	–5.57	1.39	3.01
Class C at NAV	11/01/1993	08/24/1984	1.15	–0.80	1.73	3.00
Class C with 1% Maximum Sales Charge	—	—	0.16	–1.75	1.73	3.00
Class I at NAV	04/03/2009	08/24/1984	1.80	0.23	2.76	3.92
Class R at NAV	08/12/2005	08/24/1984	1.40	–0.30	2.23	3.50
Barclays U.S. Intermediate Government Bond Index	—	—	0.20%	–0.84%	2.57%	3.85%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.12%	1.87%	1.87%	0.87%	1.37%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Government Obligations Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Barclays U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2014, Susan Schiff and Andrew Szczurowski will co-manage Government Obligations Portfolio.

3

Eaton Vance

Government Obligations Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.20	$5.85	1.17%
Class B	$1,000.00	$1,011.50	$9.58	1.92%
Class C	$1,000.00	$1,011.50	$9.58	1.92%
Class I	$1,000.00	$1,018.00	$4.60	0.92%
Class R	$1,000.00	$1,014.00	$7.09	1.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.86	1.17%
Class B	$1,000.00	$1,015.30	$9.59	1.92%
Class C	$1,000.00	$1,015.30	$9.59	1.92%
Class I	$1,000.00	$1,020.20	$4.61	0.92%
Class R	$1,000.00	$1,017.80	$7.10	1.42%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Government Obligations Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Government Obligations Portfolio, at value (identified cost, $614,124,993)	$637,347,932
Receivable for Fund shares sold	636,518
Total assets	$637,984,450

Liabilities
Payable for Fund shares redeemed	$2,012,326
Distributions payable	517,295
Payable to affiliates:
Distribution and service fees	219,676
Trustees’ fees	42
Accrued expenses	168,725
Total liabilities	$2,918,064
Net Assets	$635,066,386

Sources of Net Assets
Paid-in capital	$719,137,703
Accumulated net realized loss from Portfolio	(100,580,997)
Accumulated distributions in excess of net investment income	(6,713,259)
Net unrealized appreciation from Portfolio	23,222,939
Total	$635,066,386

Class A Shares
Net Assets	$404,646,016
Shares Outstanding	58,637,353
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.90
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.24

Class B Shares
Net Assets	$14,323,138
Shares Outstanding	2,075,343
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.90

Class C Shares
Net Assets	$142,183,367
Shares Outstanding	20,636,452
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.89

Class I Shares
Net Assets	$56,101,812
Shares Outstanding	8,134,521
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.90

Class R Shares
Net Assets	$17,812,053
Shares Outstanding	2,591,912
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest allocated from Portfolio	$10,614,290
Miscellaneous income	2,604
Expenses allocated from Portfolio	(2,623,135)
Total investment income	$7,993,759

Expenses
Distribution and service fees
Class A	$525,105
Class B	78,691
Class C	756,963
Class R	41,758
Trustees’ fees and expenses	250
Custodian fee	24,877
Transfer and dividend disbursing agent fees	290,030
Legal and accounting services	20,887
Printing and postage	31,606
Registration fees	62,350
Miscellaneous	9,803
Total expenses	$1,842,320

Net investment income	$6,151,439

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(711,318)
Written swaptions	2,168,186
Financial futures contracts	124,591
Net realized gain	$1,581,459
Change in unrealized appreciation (depreciation) —
Investments	$4,947,937
Written swaptions	(2,082,237)
Financial futures contracts	(21,353)
Swap contracts	(622,320)
Net change in unrealized appreciation (depreciation)	$2,222,027

Net realized and unrealized gain	$3,803,486

Net increase in net assets from operations	$9,954,925

6	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$6,151,439	$12,493,062
Net realized gain from investment transactions, written swaptions and financial futures contracts	1,581,459	11,850,421
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	2,222,027	(44,630,192)
Net increase (decrease) in net assets from operations	$9,954,925	$(20,286,709)
Distributions to shareholders —
From net investment income
Class A	$(10,723,289)	$(23,623,966)
Class B	(343,247)	(767,108)
Class C	(3,309,420)	(7,833,758)
Class I	(1,631,819)	(4,558,508)
Class R	(403,530)	(753,757)
Total distributions to shareholders	$(16,411,305)	$(37,537,097)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,980,720	$129,550,110
Class B	132,519	380,199
Class C	4,063,996	28,907,751
Class I	10,891,898	58,968,466
Class R	3,409,016	7,512,047
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,934,153	18,588,696
Class B	318,211	697,945
Class C	2,800,376	6,419,649
Class I	1,123,298	3,413,061
Class R	391,909	688,307
Cost of shares redeemed
Class A	(76,881,523)	(342,929,025)
Class B	(2,635,226)	(9,063,295)
Class C	(33,098,732)	(151,273,275)
Class I	(24,971,082)	(108,833,829)
Class R	(2,699,940)	(12,159,630)
Net asset value of shares exchanged
Class A	996,687	3,016,199
Class B	(996,687)	(3,016,199)
Net decrease in net assets from Fund share transactions	$(88,240,407)	$(369,132,823)

Net decrease in net assets	$(94,696,787)	$(426,956,629)

Net Assets
At beginning of period	$729,763,173	$1,156,719,802
At end of period	$635,066,386	$729,763,173

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(6,713,259)	$3,546,607

7	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.970		$7.380	$7.470	$7.630	$7.540	$7.110

Income (Loss) From Operations
Net investment income(1)	$0.070		$0.104	$0.161	$0.202	$0.233	$0.267
Net realized and unrealized gain (loss)	0.035		(0.228)	0.024	(0.068)	0.175	0.512

Total income (loss) from operations	$0.105		$(0.124)	$0.185	$0.134	$0.408	$0.779

Less Distributions
From net investment income	$(0.175)		$(0.286)	$(0.275)	$(0.282)	$(0.303)	$(0.330)
Tax return of capital	—		—	—	(0.012)	(0.015)	(0.019)

Total distributions	$(0.175)		$(0.286)	$(0.275)	$(0.294)	$(0.318)	$(0.349)

Net asset value — End of period	$6.900		$6.970	$7.380	$7.470	$7.630	$7.540

Total Return(2)	1.52	%(3)	(1.71)%	2.52%	1.82%	5.54%	11.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$404,646		$455,676	$682,140	$617,723	$668,799	$472,147
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.17	%(6)	1.12%	1.10%	1.14%	1.15%	1.16%
Net investment income	2.02	%(6)	1.45%	2.17%	2.70%	3.08%	3.57%
Portfolio Turnover of the Portfolio	0	%(3)	8%	26%	19%	22%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.970		$7.380	$7.470	$7.630	$7.540	$7.110

Income (Loss) From Operations
Net investment income(1)	$0.044		$0.049	$0.106	$0.148	$0.180	$0.214
Net realized and unrealized gain (loss)	0.035		(0.229)	0.023	(0.070)	0.173	0.510

Total income (loss) from operations	$0.079		$(0.180)	$0.129	$0.078	$0.353	$0.724

Less Distributions
From net investment income	$(0.149)		$(0.230)	$(0.219)	$(0.228)	$(0.250)	$(0.278)
Tax return of capital	—		—	—	(0.010)	(0.013)	(0.016)

Total distributions	$(0.149)		$(0.230)	$(0.219)	$(0.238)	$(0.263)	$(0.294)

Net asset value — End of period	$6.900		$6.970	$7.380	$7.470	$7.630	$7.540

Total Return(2)	1.15	%(3)	(2.47)%	1.75%	1.06%	4.76%	10.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,323		$17,658	$30,042	$41,446	$87,803	$126,123
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.92	%(6)	1.87%	1.85%	1.89%	1.90%	1.91%
Net investment income	1.27	%(6)	0.69%	1.42%	1.97%	2.39%	2.87%
Portfolio Turnover of the Portfolio	0	%(3)	8%	26%	19%	22%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.960		$7.370	$7.450	$7.610	$7.530	$7.100

Income (Loss) From Operations
Net investment income(1)	$0.044		$0.050	$0.105	$0.146	$0.176	$0.209
Net realized and unrealized gain (loss)	0.035		(0.230)	0.034	(0.069)	0.167	0.515

Total income (loss) from operations	$0.079		$(0.180)	$0.139	$0.077	$0.343	$0.724

Less Distributions
From net investment income	$(0.149)		$(0.230)	$(0.219)	$(0.227)	$(0.250)	$(0.278)
Tax return of capital	—		—	—	(0.010)	(0.013)	(0.016)

Total distributions	$(0.149)		$(0.230)	$(0.219)	$(0.237)	$(0.263)	$(0.294)

Net asset value — End of period	$6.890		$6.960	$7.370	$7.450	$7.610	$7.530

Total Return(2)	1.15	%(3)	(2.48)%	1.89%	1.05%	4.63%	10.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142,183		$169,901	$300,063	$299,797	$356,084	$259,975
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.92	%(6)	1.87%	1.85%	1.89%	1.90%	1.91%
Net investment income	1.28	%(6)	0.70%	1.42%	1.96%	2.33%	2.80%
Portfolio Turnover of the Portfolio	0	%(3)	8%	26%	19%	22%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2009(1)
			2013	2012	2011	2010
Net asset value — Beginning of period	$6.960		$7.380	$7.460	$7.620	$7.540	$7.510

Income (Loss) From Operations
Net investment income(2)	$0.078		$0.122	$0.179	$0.218	$0.242	$0.133
Net realized and unrealized gain (loss)	0.045		(0.237)	0.035	(0.066)	0.175	0.111

Total income (loss) from operations	$0.123		$(0.115)	$0.214	$0.152	$0.417	$0.244

Less Distributions
From net investment income	$(0.183)		$(0.305)	$(0.294)	$(0.299)	$(0.321)	$(0.202)
Tax return of capital	—		—	—	(0.013)	(0.016)	(0.012)

Total distributions	$(0.183)		$(0.305)	$(0.294)	$(0.312)	$(0.337)	$(0.214)

Net asset value — End of period	$6.900		$6.960	$7.380	$7.460	$7.620	$7.540

Total Return(3)	1.80	%(4)	(1.59)%	2.92%	2.07%	5.67%	3.29	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,102		$69,659	$122,456	$102,320	$49,617	$14,879
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.92	%(7)	0.87%	0.85%	0.89%	0.90%	0.91	%(7)
Net investment income	2.28	%(7)	1.70%	2.41%	2.91%	3.20%	3.06	%(7)
Portfolio Turnover of the Portfolio	0	%(4)	8%	26%	19%	22%	28	%(8)

(1)	For the period from the commencement of operations, April 3, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.940		$7.350	$7.430	$7.600	$7.510	$7.090

Income (Loss) From Operations
Net investment income(1)	$0.060		$0.086	$0.142	$0.183	$0.211	$0.239
Net realized and unrealized gain (loss)	0.036		(0.230)	0.033	(0.079)	0.177	0.510

Total income (loss) from operations	$0.096		$(0.144)	$0.175	$0.104	$0.388	$0.749

Less Distributions
From net investment income	$(0.166)		$(0.266)	$(0.255)	$(0.263)	$(0.284)	$(0.311)
Tax return of capital	—		—	—	(0.011)	(0.014)	(0.018)

Total distributions	$(0.166)		$(0.266)	$(0.255)	$(0.274)	$(0.298)	$(0.329)

Net asset value — End of period	$6.870		$6.940	$7.350	$7.430	$7.600	$7.510

Total Return(2)	1.40	%(3)	(1.99)%	2.39%	1.42%	5.28%	10.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,812		$16,868	$22,018	$12,474	$10,895	$5,065
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.42	%(6)	1.37%	1.35%	1.39%	1.40%	1.41%
Net investment income	1.77	%(6)	1.21%	1.92%	2.45%	2.80%	3.20%
Portfolio Turnover of the Portfolio	0	%(3)	8%	26%	19%	22%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (88.2% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $64,121,146 and deferred capital losses of $36,732,904 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($17,522,954), October 31, 2015 ($6,336,492), October 31, 2016 ($1,612,295), October 31, 2018 ($18,778,422) and October 31, 2019 ($19,870,983). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance

Government Obligations Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $12,962 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,976 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $525,105 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $59,018 and $567,722 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $20,879 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $19,673, $189,241 and $20,879 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

14

Eaton Vance

Government Obligations Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $23,000, $29,000 and $5,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $952,740 and $108,547,109, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	3,031,711	17,895,823
Issued to shareholders electing to receive payments of distributions in Fund shares	1,146,556	2,593,216
Redemptions	(11,096,989)	(47,930,207)
Exchange from Class B shares	144,171	419,310

Net decrease	(6,774,551)	(27,021,858)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	19,181	52,559
Issued to shareholders electing to receive payments of distributions in Fund shares	45,986	97,344
Redemptions	(380,274)	(1,267,219)
Exchange to Class A shares	(144,099)	(419,364)

Net decrease	(459,206)	(1,536,680)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	588,910	3,985,149
Issued to shareholders electing to receive payments of distributions in Fund shares	405,513	896,613
Redemptions	(4,785,245)	(21,186,771)

Net decrease	(3,790,822)	(16,305,009)

15

Eaton Vance

Government Obligations Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,574,486	8,154,921
Issued to shareholders electing to receive payments of distributions in Fund shares	162,447	475,909
Redemptions	(3,607,759)	(15,227,187)

Net decrease	(1,870,826)	(6,596,357)

Class R	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	495,270	1,047,290
Issued to shareholders electing to receive payments of distributions in Fund shares	56,888	96,606
Redemptions	(391,651)	(1,708,685)

Net increase (decrease)	160,507	(564,789)

16

Government Obligations Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 89.3%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.887%, with maturity at 2035(1)	$7,455	$7,928,235
2.904%, with maturity at 2034(1)	1,775	1,888,946
4.50%, with maturity at 2035	5,484	5,854,276
5.00%, with various maturities to 2018	2,177	2,305,576
5.50%, with various maturities to 2032	3,625	3,844,061
6.00%, with various maturities to 2035	14,532	16,103,144
6.50%, with various maturities to 2036	37,874	43,080,942
6.87%, with maturity at 2024	111	127,001
7.00%, with various maturities to 2035	19,010	21,920,972
7.09%, with maturity at 2023	446	509,424
7.25%, with maturity at 2022	697	798,041
7.31%, with maturity at 2027	144	169,645
7.50%, with various maturities to 2035	18,969	22,393,453
7.63%, with maturity at 2019	182	199,314
7.75%, with maturity at 2018	12	13,303
7.78%, with maturity at 2022	87	100,189
7.85%, with maturity at 2020	144	161,140
8.00%, with various maturities to 2028	4,852	5,447,209
8.13%, with maturity at 2019	290	322,065
8.15%, with various maturities to 2021	171	194,758
8.25%, with maturity at 2017	27	29,743
8.50%, with various maturities to 2031	4,598	5,391,678
9.00%, with various maturities to 2027	2,805	3,042,188
9.25%, with maturity at 2017	20	21,630
9.50%, with various maturities to 2026	1,010	1,147,360
10.50%, with maturity at 2020	361	410,976
11.00%, with maturity at 2015	6	6,612

		$143,411,881

Federal National Mortgage Association:
1.959%, with maturity at 2026(1)	$685	$705,927
1.976%, with maturity at 2022(1)	1,267	1,294,794
2.018%, with various maturities to 2035(1)	21,309	22,103,545
2.027%, with maturity at 2022(1)	979	997,783
2.033%, with maturity at 2033(1)	1,152	1,188,780
2.034%, with maturity at 2033(1)	1,611	1,663,374
2.078%, with maturity at 2031(1)	1,906	1,945,864
2.089%, with maturity at 2035(1)	1,350	1,392,177
2.257%, with maturity at 2040(1)	1,430	1,504,616
2.301%, with maturity at 2037(1)	4,426	4,620,686
2.63%, with maturity at 2036(1)	1,171	1,207,702
3.053%, with maturity at 2036(1)	1,288	1,329,339
3.505%, with maturity at 2021(1)	930	964,116
3.646%, with maturity at 2034(1)	5,046	5,485,148

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
3.736%, with maturity at 2035(1)	$5,503	$5,981,873
3.737%, with maturity at 2036(1)	373	394,929
3.938%, with maturity at 2036(1)	17,551	19,078,605
3.954%, with maturity at 2034(1)	4,696	5,104,873
4.24%, with maturity at 2035(1)	5,506	6,072,608
4.69%, with maturity at 2034(1)	13,573	14,940,642
5.00%, with maturity at 2027	310	339,530
5.50%, with various maturities to 2030	2,610	2,785,044
6.00%, with various maturities to 2038	17,480	19,453,389
6.456%, with maturity at 2025(2)	145	160,046
6.50%, with various maturities to 2038	126,827	144,344,344
7.00%, with various maturities to 2036	70,305	81,170,481
7.50%, with various maturities to 2032	5,893	6,928,376
7.875%, with maturity at 2021	506	585,881
8.00%, with various maturities to 2032	24,947	29,995,276
8.02%, with maturity at 2030(2)	10	12,107
8.25%, with maturity at 2025	203	238,377
8.33%, with maturity at 2020	380	431,837
8.498%, with maturity at 2021(2)	50	58,087
8.50%, with various maturities to 2032	4,435	5,318,204
9.00%, with various maturities to 2030	558	658,806
9.419%, with maturity at 2020(2)	8	8,846
9.50%, with various maturities to 2030	1,124	1,298,340
9.607%, with maturity at 2021(2)	44	49,743
9.643%, with maturity at 2025(2)	17	20,422
9.75%, with maturity at 2019	10	11,631
9.846%, with maturity at 2021(2)	46	54,138
9.966%, with maturity at 2025(2)	13	14,782
9.992%, with maturity at 2023(2)	32	37,455
10.07%, with maturity at 2025(2)	5	5,498
10.101%, with maturity at 2021(2)	32	36,841
11.00%, with maturity at 2020	158	169,041
11.342%, with maturity at 2021(2)	3	3,722
11.50%, with maturity at 2019(2)	8	8,475
11.931%, with maturity at 2018(2)	5	5,387
12.694%, with maturity at 2015(2)	8	8,452

		$392,189,939

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$238	$244,707
2.00%, with maturity at 2026(1)	256	267,641
6.00%, with various maturities to 2033	36,230	41,568,515
6.10%, with maturity at 2033	8,987	10,057,172
6.50%, with various maturities to 2034	9,586	10,924,915
7.00%, with various maturities to 2034	23,888	27,804,490
7.25%, with maturity at 2022	7	7,247

17	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
7.50%, with various maturities to 2025	$3,529	$4,067,552
8.00%, with various maturities to 2027	5,276	6,124,180
8.25%, with maturity at 2019	70	77,211
8.30%, with maturity at 2020	24	26,796
8.50%, with various maturities to 2018	590	638,993
9.00%, with various maturities to 2027	4,056	4,976,045
9.50%, with various maturities to 2026	2,478	2,990,897

		$109,776,361

Total Mortgage Pass-Throughs (identified cost $624,639,276)		$645,378,181

Collateralized Mortgage Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$153	$173,356
Series 1822, Class Z, 6.90%, 3/15/26	743	830,563
Series 1829, Class ZB, 6.50%, 3/15/26	321	350,758
Series 1896, Class Z, 6.00%, 9/15/26	398	434,602
Series 2075, Class PH, 6.50%, 8/15/28	189	209,382
Series 2091, Class ZC, 6.00%, 11/15/28	692	767,047
Series 2102, Class Z, 6.00%, 12/15/28	177	195,514
Series 2115, Class K, 6.00%, 1/15/29	1,330	1,468,270
Series 2142, Class Z, 6.50%, 4/15/29	429	489,901
Series 2245, Class A, 8.00%, 8/15/27	5,858	6,813,907

		$11,733,300

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$174	$197,729
Series G92-44, Class ZQ, 8.00%, 7/25/22	129	138,129
Series G93-36, Class ZQ, 6.50%, 12/25/23	7,270	8,099,476
Series 1993-16, Class Z, 7.50%, 2/25/23	243	275,029
Series 1993-39, Class Z, 7.50%, 4/25/23	675	763,811
Series 1993-45, Class Z, 7.00%, 4/25/23	810	912,708
Series 1993-149, Class M, 7.00%, 8/25/23	261	292,850
Series 1993-178, Class PK, 6.50%, 9/25/23	556	622,797
Series 1993-250, Class Z, 7.00%, 12/25/23	71	73,351
Series 1994-40, Class Z, 6.50%, 3/25/24	571	637,041
Series 1994-42, Class K, 6.50%, 4/25/24	2,619	2,925,134
Series 1994-82, Class Z, 8.00%, 5/25/24	1,012	1,152,319
Series 1997-81, Class PD, 6.35%, 12/18/27	356	396,338
Series 2000-49, Class A, 8.00%, 3/18/27	571	665,848
Series 2001-81, Class HE, 6.50%, 1/25/32	1,286	1,429,417

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2002-1, Class G, 7.00%, 7/25/23	$346	$386,249
Series 2005-37, Class SU, 28.591%, 3/25/35(3)	1,980	2,853,887

		$21,822,113

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$372	$419,480

		$419,480

Total Collateralized Mortgage Obligations (identified cost $31,677,641)		$33,974,893

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,204,255
5.75%, 6/12/26	2,720	3,362,154

Total U.S. Government Agency Obligations (identified cost $7,420,117)		$8,566,409

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,215,314

Total U.S. Treasury Obligations (identified cost $6,169,099)		$8,215,314

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$20,635	$20,634,544

Total Short-Term Investments (identified cost $20,634,544)		$20,634,544

Total Investments — 99.2% (identified cost $690,540,677)		$716,769,341

Other Assets, Less Liabilities — 0.8%		$5,789,842

Net Assets — 100.0%		$722,559,183

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2014.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2014.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

19	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $669,906,133)	$696,134,797
Affiliated investment, at value (identified cost, $20,634,544)	20,634,544
Restricted cash*	3,212,527
Interest receivable	3,311,033
Interest receivable from affiliated investment	1,362
Receivable for investments sold	224,927
Receivable for open swap contracts	3,495,500
Total assets	$727,014,690

Liabilities
Cash collateral due to broker	$3,150,000
Payable for variation margin on open financial futures contracts	15,159
Payable for open swap contracts	747,780
Payable for variation margin on open centrally cleared swap contracts	2,632
Payable to affiliates:
Investment adviser fee	441,299
Trustees’ fees	2,830
Accrued expenses	95,807
Total liabilities	$4,455,507
Net Assets applicable to investors’ interest in Portfolio	$722,559,183

Sources of Net Assets
Investors’ capital	$693,318,994
Net unrealized appreciation	29,240,189
Total	$722,559,183

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

20	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest	$12,191,857
Interest allocated from affiliated investment	7,570
Expenses allocated from affiliated investment	(1,144)
Total investment income	$12,198,283

Expenses
Investment adviser fee	$2,814,511
Trustees’ fees and expenses	16,335
Custodian fee	101,889
Legal and accounting services	64,625
Miscellaneous	15,964
Total expenses	$3,013,324
Deduct —
Reduction of custodian fee	$3
Total expense reductions	$3

Net expenses	$3,013,321

Net investment income	$9,184,962

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(879,574)
Investment transactions allocated from affiliated investment	66
Written swaptions	2,530,000
Financial futures contracts	144,902
Net realized gain	$1,795,394
Change in unrealized appreciation (depreciation) —
Investments	$5,791,774
Written swaptions	(2,430,200)
Financial futures contracts	(29,687)
Swap contracts	(711,019)
Net change in unrealized appreciation (depreciation)	$2,620,868

Net realized and unrealized gain	$4,416,262

Net increase in net assets from operations	$13,601,224

21	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$9,184,962	$20,294,188
Net realized gain from investment transactions, written swaptions and financial futures contracts	1,795,394	11,512,333
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	2,620,868	(48,644,449)
Net increase (decrease) in net assets from operations	$13,601,224	$(16,837,928)
Capital transactions —
Contributions	$2,662,433	$80,991,483
Withdrawals	(142,423,526)	(486,444,237)
Net decrease in net assets from capital transactions	$(139,761,093)	$(405,452,754)

Net decrease in net assets	$(126,159,869)	$(422,290,682)

Net Assets
At beginning of period	$848,719,052	$1,271,009,734
At end of period	$722,559,183	$848,719,052

22	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.79	%(2)	0.75%	0.74%	0.75%	0.76%	0.77%
Net investment income	2.40	%(2)	1.83%	2.50%	3.08%	3.48%	3.97%
Portfolio Turnover	0	%(3)	8%	26%	19%	22%	28%

Total Return	1.72	%(3)	(1.35)%	2.89%	2.21%	5.95%	11.54%

Net assets, end of period (000’s omitted)	$722,559		$848,719	$1,271,010	$1,119,508	$1,199,203	$957,281

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Government Obligations Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Short Duration Government Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 88.2%, 2.8%, 8.1% and less than 0.01%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Government Obligations Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of intitial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

J  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of

25

Government Obligations Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $2,814,511 or 0.73% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $0 and $133,292,987, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$699,927,020

Gross unrealized appreciation	$22,742,707
Gross unrealized depreciation	(5,900,386)

Net unrealized appreciation	$16,842,321

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/14	150 U.S. 10-Year Treasury Note	Short	$(18,644,531)	$(18,663,281)	$(18,750)
6/14	55 U.S. Ultra-Long Treasury Bond	Long	7,816,875	8,100,469	283,594

					$264,844

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Government Obligations Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

CME Group, Inc.	$1,000	Receives	3-month USD-LIBOR-BBA	1.664%	2/24/19	$(1,039)

						$(1,039)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(747,780)
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	3,495,500

						$2,747,720

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the six months ended April 30, 2014 was as follows:

	Notional Amount	Premiums Received

Outstanding, beginning of period	$200,000,000	$2,530,000
Swaptions expired	(200,000,000)	(2,530,000)

Outstanding, end of period	$—	$—

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $747,780. At April 30, 2014, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

27

Government Obligations Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$283,594	(1)	$(18,750	)(1)
Swap contracts	3,495,500	(2)	(747,780	)(3)
Swap contracts (centrally cleared)	—		(1,039	)(4)

Total	$3,779,094		$(767,569)

Derivatives not subject to master netting or similar agreements	$283,594		$(19,789)

Total Derivatives subject to master netting or similar agreements	$3,495,500		$(747,780)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

(4)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts in the Swaps Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$3,495,500	$(747,780)	$—	$(2,747,720)	$—

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Government Obligations Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Deutsche Bank AG	$(747,780)	$747,780	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written swaptions	$2,530,000	$(2,430,200)
Futures contracts	$144,902	$(29,687)
Swap contracts	$—	$(711,019)

(1)	Statement of Operations location: Net realized gain (loss) – Written swaptions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions, Financial futures contracts and Swap contracts, respectively.

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts Long	Futures Contracts Short	Swap Contracts
$25,873,000	$7,991,000	$40,429,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Government Obligations Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$645,378,181	$—	$645,378,181
Collateralized Mortgage Obligations	—	33,974,893	—	33,974,893
U.S. Government Agency Obligations	—	8,566,409	—	8,566,409
U.S. Treasury Obligations	—	8,215,314	—	8,215,314
Short-Term Investments	—	20,634,544	—	20,634,544

Total Investments	$—	$716,769,341	$—	$716,769,341

Futures Contracts	$283,594	$—	$—	$283,594
Swap Contracts	—	3,495,500	—	3,495,500

Total	$283,594	$720,264,841	$—	$720,548,435

Liability Description

Futures Contracts	$(18,750)	$—	$—	$(18,750)
Swap Contracts	—	(748,819)	—	(748,819)

Total	$(18,750)	$(748,819)	$—	$(767,569)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Government Obligations Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer group identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Government Obligations Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), a portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

32

Eaton Vance

Government Obligations Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

33

Eaton Vance

Government Obligations Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Government Obligations Portfolio

Susan Schiff

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692 4.30.14

Eaton Vance

High Income

Opportunities Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

High Income Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	40

Officers and Trustees	43

Important Notices	44

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	4.34%	6.71%	16.50%	7.58%
Class A with 4.75% Maximum Sales Charge	—	—	–0.59	1.71	15.37	7.05
Class B at NAV	08/19/1986	08/19/1986	3.96	5.92	15.69	6.82
Class B with 5% Maximum Sales Charge	—	—	–1.04	0.92	15.47	6.82
Class C at NAV	06/08/1994	08/19/1986	3.95	5.91	15.65	6.79
Class C with 1% Maximum Sales Charge	—	—	2.95	4.91	15.65	6.79
Class I at NAV	10/01/2009	08/19/1986	4.46	7.20	16.81	7.72
BofA Merrill Lynch U.S. High Yield Index	—	—	4.76%	6.30%	15.80%	8.68%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	4.76	6.29	15.77	8.69

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.92%	1.67%	1.67%	0.66%

Fund Profile4

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com

2

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.40	$4.56	0.90%
Class B	$1,000.00	$1,039.60	$8.34	1.65%
Class C	$1,000.00	$1,039.50	$8.34	1.65%
Class I	$1,000.00	$1,044.60	$3.30	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	0.90%
Class B	$1,000.00	$1,016.60	$8.25	1.65%
Class C	$1,000.00	$1,016.60	$8.25	1.65%
Class I	$1,000.00	$1,021.60	$3.26	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in High Income Opportunities Portfolio, at value (identified cost, $500,181,055)	$529,058,532
Receivable for Fund shares sold	2,115,387
Total assets	$531,173,919

Liabilities
Payable for Fund shares redeemed	$1,316,635
Distributions payable	654,602
Payable to affiliates:
Distribution and service fees	172,115
Trustees’ fees	42
Accrued expenses	87,405
Total liabilities	$2,230,799
Net Assets	$528,943,120

Sources of Net Assets
Paid-in capital	$595,527,386
Accumulated net realized loss from Portfolio	(94,712,037)
Accumulated distributions in excess of net investment income	(749,706)
Net unrealized appreciation from Portfolio	28,877,477
Total	$528,943,120

Class A Shares
Net Assets	$272,484,768
Shares Outstanding	58,045,898
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.69
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.92

Class B Shares
Net Assets	$19,395,558
Shares Outstanding	4,125,699
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.70

Class C Shares
Net Assets	$122,480,746
Shares Outstanding	26,092,202
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.69

Class I Shares
Net Assets	$114,582,048
Shares Outstanding	24,376,080
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income allocated from Portfolio (net of foreign taxes, $889)	$15,433,500
Dividends allocated from Portfolio	223,268
Expenses allocated from Portfolio	(1,293,822)
Total investment income from Portfolio	$14,362,946

Expenses
Distribution and service fees
Class A	$317,844
Class B	103,281
Class C	596,332
Trustees’ fees and expenses	250
Custodian fee	17,837
Transfer and dividend disbursing agent fees	166,233
Legal and accounting services	15,901
Printing and postage	27,183
Registration fees	45,159
Miscellaneous	7,361
Total expenses	$1,297,381

Net investment income	$13,065,565

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(1,837,775)
Securities sold short	141,622
Swap contracts	158,361
Foreign currency and forward foreign currency exchange contract transactions	124,333
Net realized loss	$(1,413,459)
Change in unrealized appreciation (depreciation) —
Investments	$8,907,598
Swap contracts	(94,732)
Foreign currency and forward foreign currency exchange contracts	(45,577)
Net change in unrealized appreciation (depreciation)	$8,767,289

Net realized and unrealized gain	$7,353,830

Net increase in net assets from operations	$20,419,395

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$13,065,565	$27,574,306
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,413,459)	16,536,475
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	8,767,289	758,762
Net increase in net assets from operations	$20,419,395	$44,869,543
Distributions to shareholders —
From net investment income
Class A	$(8,146,740)	$(16,099,510)
Class B	(588,686)	(1,513,644)
Class C	(3,381,934)	(6,873,153)
Class I	(3,071,673)	(4,549,530)
Total distributions to shareholders	$(15,189,033)	$(29,035,837)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$38,846,514	$26,973,033
Class B	466,066	568,097
Class C	11,773,447	14,702,395
Class I	39,053,762	41,528,683
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,764,389	13,169,685
Class B	498,182	1,248,425
Class C	2,542,268	5,041,787
Class I	981,300	1,256,220
Cost of shares redeemed
Class A	(27,179,277)	(65,435,527)
Class B	(2,089,739)	(6,255,935)
Class C	(12,096,931)	(29,073,243)
Class I	(8,779,823)	(34,542,241)
Net asset value of shares exchanged
Class A	1,694,970	5,654,312
Class B	(1,694,970)	(5,654,312)
Net increase (decrease) in net assets from Fund share transactions	$50,780,158	$(30,818,621)

Net increase (decrease) in net assets	$56,010,520	$(14,984,915)

Net Assets
At beginning of period	$472,932,600	$487,917,515
At end of period	$528,943,120	$472,932,600

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(749,706)	$1,373,762

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$4.640		$4.490	$4.280	$4.370	$4.020	$3.310

Income (Loss) From Operations
Net investment income(1)	$0.128		$0.275	$0.293	$0.320	$0.346	$0.365
Net realized and unrealized gain (loss)	0.071		0.164	0.224	(0.074)	0.385	0.763

Total income from operations	$0.199		$0.439	$0.517	$0.246	$0.731	$1.128

Less Distributions
From net investment income	$(0.149)		$(0.289)	$(0.307)	$(0.336)	$(0.381)	$(0.418)

Total distributions	$(0.149)		$(0.289)	$(0.307)	$(0.336)	$(0.381)	$(0.418)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$4.690		$4.640	$4.490	$4.280	$4.370	$4.020

Total Return(4)	4.34	%(5)	10.04%	12.53%	5.73%	19.05%	37.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$272,485		$249,642	$260,871	$238,331	$264,259	$238,485
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.90	%(8)	0.92%	0.94%	0.99%	1.04%	1.27%
Net investment income	5.53	%(8)	6.00%	6.72%	7.32%	8.30%	10.93%
Portfolio Turnover of the Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$4.650		$4.500	$4.280	$4.380	$4.030	$3.300

Income (Loss) From Operations
Net investment income(1)	$0.111		$0.242	$0.262	$0.289	$0.316	$0.345
Net realized and unrealized gain (loss)	0.071		0.163	0.233	(0.085)	0.385	0.773

Total income from operations	$0.182		$0.405	$0.495	$0.204	$0.701	$1.118

Less Distributions
From net investment income	$(0.132)		$(0.255)	$(0.275)	$(0.304)	$(0.351)	$(0.388)

Total distributions	$(0.132)		$(0.255)	$(0.275)	$(0.304)	$(0.351)	$(0.388)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$4.700		$4.650	$4.500	$4.280	$4.380	$4.030

Total Return(4)	3.96	%(5)	9.22%	11.94%	4.71%	18.17%	37.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,396		$21,999	$31,171	$40,913	$57,156	$72,245
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.65	%(8)	1.67%	1.69%	1.74%	1.79%	2.02%
Net investment income	4.79	%(8)	5.28%	6.01%	6.58%	7.58%	10.56%
Portfolio Turnover of the Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$4.640		$4.490	$4.280	$4.370	$4.020	$3.300

Income (Loss) From Operations
Net investment income(1)	$0.111		$0.241	$0.261	$0.287	$0.315	$0.341
Net realized and unrealized gain (loss)	0.070		0.164	0.224	(0.073)	0.386	0.767

Total income from operations	$0.181		$0.405	$0.485	$0.214	$0.701	$1.108

Less Distributions
From net investment income	$(0.131)		$(0.255)	$(0.275)	$(0.304)	$(0.351)	$(0.388)

Total distributions	$(0.131)		$(0.255)	$(0.275)	$(0.304)	$(0.351)	$(0.388)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$4.690		$4.640	$4.490	$4.280	$4.370	$4.020

Total Return(4)	3.95	%(5)	9.23%	11.70%	4.96%	18.21%	36.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,481		$118,991	$124,390	$121,128	$125,403	$115,927
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.65	%(8)	1.67%	1.69%	1.74%	1.79%	2.02%
Net investment income	4.79	%(8)	5.25%	5.97%	6.56%	7.55%	10.26%
Portfolio Turnover of the Portfolio	19	%(5)	62%	76%	78%	79%	72%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2009(1)
			2013	2012	2011	2010
Net asset value — Beginning of period	$4.650		$4.500	$4.280	$4.380	$4.020	$3.980

Income (Loss) From Operations
Net investment income(2)	$0.133		$0.286	$0.304	$0.331	$0.353	$0.019
Net realized and unrealized gain (loss)	0.072		0.164	0.234	(0.083)	0.398	0.057

Total income from operations	$0.205		$0.450	$0.538	$0.248	$0.751	$0.076

Less Distributions
From net investment income	$(0.155)		$(0.300)	$(0.318)	$(0.348)	$(0.391)	$(0.036)

Total distributions	$(0.155)		$(0.300)	$(0.318)	$(0.348)	$(0.391)	$(0.036)

Redemption fees(2)(3)	$—		$—	$—	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$4.700		$4.650	$4.500	$4.280	$4.380	$4.020

Total Return(5)	4.46	%(6)	10.29%	13.06%	5.76%	19.60%	1.92	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,582		$82,300	$71,485	$73,540	$58,856	$1,099
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	0.65	%(9)	0.66%	0.69%	0.74%	0.79%	1.02	%(9)
Net investment income	5.75	%(9)	6.23%	6.98%	7.55%	8.43%	11.17	%(9)
Portfolio Turnover of the Portfolio	19	%(6)	62%	76%	78%	79%	72	%(10)

(1)	For the period from the start of business, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s fiscal year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (49.0% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $73,554,407 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($13,115,735), October 31, 2017 ($42,283,452) and October 31, 2019 ($18,155,220). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $9,937 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $41,282 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $317,844 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $77,461 and $447,249 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $25,820 and $149,083 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $300, $14,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

13

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $48,715,631 and $16,882,488, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	8,316,543	5,885,684
Issued to shareholders electing to receive payments of distributions in Fund shares	1,449,666	2,872,290
Redemptions	(5,828,588)	(14,303,127)
Exchange from Class B shares	362,823	1,233,109

Net increase (decrease)	4,300,444	(4,312,044)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	99,732	123,394
Issued to shareholders electing to receive payments of distributions in Fund shares	106,654	271,837
Redemptions	(447,505)	(1,361,314)
Exchange to Class A shares	(362,151)	(1,230,772)

Net decrease	(603,270)	(2,196,855)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	2,521,605	3,197,693
Issued to shareholders electing to receive payments of distributions in Fund shares	544,943	1,099,484
Redemptions	(2,592,867)	(6,360,438)

Net increase (decrease)	473,681	(2,063,261)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	8,350,327	9,064,785
Issued to shareholders electing to receive payments of distributions in Fund shares	209,669	273,493
Redemptions	(1,879,240)	(7,534,143)

Net increase	6,680,756	1,804,135

At April 30, 2014, pooled income funds (established and maintained by a public charity) managed by EVM owned 10.7% of the value of the outstanding shares of the Fund.

14

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.8%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,475,137
Bombardier, Inc., 4.75%, 4/15/19(1)	1,090	1,110,438
Bombardier, Inc., 6.00%, 10/15/22(1)	1,105	1,125,719
Bombardier, Inc., 6.125%, 1/15/23(1)	1,100	1,130,250
GenCorp, Inc., 7.125%, 3/15/21	1,525	1,662,250
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	88,600
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,386,100

		$8,978,494

Automotive & Auto Parts — 1.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$694,650
Chrysler Group, LLC, 8.00%, 6/15/19(1)	2,140	2,354,000
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,962,969
Chrysler Group, LLC, 8.25%, 6/15/21(1)	3,650	4,119,937
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,456,265
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,675
General Motors Financial Co., Inc., 4.25%, 5/15/23	915	900,131
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	343,200
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,570,938
Navistar International Corp., 8.25%, 11/1/21	3,285	3,354,806
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	2,700	2,878,875

		$20,980,446

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$2,700	$2,875,500

		$2,875,500

Broadcasting — 1.5%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,032,575
AMC Networks, Inc., 7.75%, 7/15/21	1,845	2,075,625
Clear Channel Communications, Inc., 11.25%, 3/1/21	2,790	3,156,187
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,352,300
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,953,000
LBI Media, Inc., 13.50%, (4.25% Cash, 9.25% PIK), 4/15/20(1)	495	469,985
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	695,756
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,535,844

		$16,271,272

Building Materials — 1.6%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$2,110	$2,273,525
HD Supply, Inc., 7.50%, 7/15/20	2,195	2,387,062

Security	Principal Amount (000’s omitted)	Value

Building Materials (continued)
HD Supply, Inc., 8.125%, 4/15/19	$815	$906,688
Interface, Inc., 7.625%, 12/1/18	1,138	1,213,393
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,403,137
Nortek, Inc., 8.50%, 4/15/21	1,655	1,832,912
Nortek, Inc., 10.00%, 12/1/18	1,815	1,987,425
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,794,500
USG Corp., 5.875%, 11/1/21(1)	880	936,100

		$17,734,742

Cable / Satellite TV — 2.9%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$898,625
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,173,119
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,032,612
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	2,120	2,249,850
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	137,344
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,616,125
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,784,375
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,778,012
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,405,550
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	188,275
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,053,125
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	1,050	1,107,750
VTR Finance BV, 6.875%, 1/15/24(1)	1,615	1,686,469

		$31,111,231

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$2,256,300
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,101,000
Harbinger Group, Inc., 7.875%, 7/15/19	2,065	2,271,500
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	889,700
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	572,000

		$8,090,500

Chemicals — 1.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$2,825	$3,114,562
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,056,000
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	851,287
Chemtura Corp., 5.75%, 7/15/21	725	755,813

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals (continued)
Ineos Finance PLC, 8.375%, 2/15/19(1)	$3,690	$4,077,450
Kraton Polymers, LLC, 6.75%, 3/1/19	905	964,391
Polymer Group, Inc., 7.75%, 2/1/19	1,870	2,014,925
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,909,750
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,828,375

		$19,572,553

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$5,685	$5,891,081
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,481,637
Libbey Glass, Inc., 6.875%, 5/15/20	69	71,205
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,209,900
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,346,850

		$11,000,673

Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)	$785	$820,325
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	520	544,392
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	785	803,644
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	1,085	1,120,263
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	1,940	2,046,700
BWAY Holding Co., 10.00%, 6/15/18	550	580,938
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	635	609,600
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,222,281
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,427,400
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,262,362
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,270	4,761,050
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,577,912
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,320	1,336,500

		$25,113,367

Diversified Financial Services — 4.8%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,235,850
Ally Financial, Inc., 0.00%, 6/15/15	1,710	1,658,700
Ally Financial, Inc., 2.436%, 12/1/14(4)	720	724,254

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
Ally Financial, Inc., 3.50%, 7/18/16	$3,610	$3,737,252
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,307,250
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,558,906
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,346,500
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,730	1,796,747
CIT Group, Inc., 5.00%, 8/15/22	455	466,944
CIT Group, Inc., 5.25%, 3/15/18	605	651,131
CIT Group, Inc., 5.375%, 5/15/20	230	246,388
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,102,238
E*TRADE Financial Corp., 6.00%, 11/15/17	295	310,856
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,096,706
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	1,530	1,545,300
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	2,080	2,113,800
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20(1)	2,110	2,236,600
International Lease Finance Corp., 6.25%, 5/15/19	975	1,078,594
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,891,694
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,230,181
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,435,256
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,510,900
SLM Corp., 5.50%, 1/15/19	4,845	5,146,858
SLM Corp., 6.125%, 3/25/24	1,630	1,623,480
SLM Corp., 7.25%, 1/25/22	415	458,575
SLM Corp., 8.00%, 3/25/20	6,065	7,027,819

		$51,538,779

Diversified Media — 1.3%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,171,650
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,284,375
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	478,375
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,937,250
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,281,825
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,188,913
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,964,925
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,140	2,174,775
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,026	1,079,865

		$13,561,953

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy — 12.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,256,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,707,300
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,354,500
Antero Resources Finance Corp., 5.375%, 11/1/21(1)	2,680	2,741,975
Antero Resources Finance Corp., 6.00%, 12/1/20	425	456,875
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(1)(5)	1,205	1,221,569
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	815	778,325
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., 6.375%, 9/15/22	1,855	1,910,650
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,112,375
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	876,563
Chesapeake Energy Corp., 3.467%, 4/15/19(4)	2,195	2,218,322
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,201,000
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,490,825
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,025	1,073,688
Concho Resources, Inc., 5.50%, 4/1/23	3,450	3,609,562
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,474,000
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,767,275
Continental Resources, Inc., 7.125%, 4/1/21	670	759,613
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,156,875
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,645	3,845,475
Denbury Resources, Inc., 5.50%, 5/1/22	965	977,063
Endeavor Energy Resources LP/EER Finance, Inc., 7.00%, 8/15/21(1)	845	895,700
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,333,600
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,261,062
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	889,406
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,120	1,215,200
Halcon Resources Corp., 9.75%, 7/15/20(1)	1,065	1,142,213
Harvest Operations Corp., 6.875%, 10/1/17	800	871,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	615,250
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	3,120	3,134,801
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	410	424,350
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,813,300
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,248,225

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
MEG Energy Corp., 6.375%, 1/30/23(1)	$2,190	$2,283,075
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	3,995	4,144,812
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	956,750
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	4,050	4,414,500
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,544,250
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,752,412
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	1,090	1,144,500
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,865,750
Plains Exploration & Production Co., 6.875%, 2/15/23	4,150	4,668,750
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,403,375
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,080,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,710,350
Rice Energy, Inc., 6.25%, 5/1/22(1)	2,955	2,962,387
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,779,150
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,793,119
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,063,213
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,760,937
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	1,470	1,490,213
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,401,250
Samson Investment Co., 10.75%, 2/15/20(1)	4,200	4,452,000
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,595,912
SandRidge Energy, Inc., 8.125%, 10/15/22	405	440,438
SESI, LLC, 6.375%, 5/1/19	3,445	3,707,681
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,905	4,285,737
SM Energy Co., 6.50%, 1/1/23	1,685	1,824,012
Tesoro Corp., 5.375%, 10/1/22	1,970	2,053,725
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	530	559,150
WPX Energy, Inc., 5.25%, 1/15/17	715	769,519
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,282,450

		$133,313,079

Entertainment / Film — 0.3%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,166,300
Cinemark USA, Inc., 7.375%, 6/15/21	695	774,925
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,099,613

		$3,040,838

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,246,619
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,199,175
Covanta Holding Corp., 5.875%, 3/1/24	1,570	1,609,437
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,117,750

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Environmental (continued)
Darling International, Inc., 5.375%, 1/15/22(1)	$1,250	$1,285,937

		$7,458,918

Food / Beverage / Tobacco — 1.4%
ARAMARK Corp., 5.75%, 3/15/20	$1,000	$1,053,750
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	2,679	2,440,429
Constellation Brands, Inc., 4.25%, 5/1/23	2,840	2,797,400
Constellation Brands, Inc., 6.00%, 5/1/22	565	629,975
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	2,873,544
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	1,940	2,027,300
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	1,210	1,303,775
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	1,065,750
Post Holdings, Inc., 7.375%, 2/15/22(1)	490	525,525

		$14,717,448

Gaming — 3.7%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(8)	$2,377	$2,620,564
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(9)	5,755	2,359,550
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	420	419,475
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,130	2,715,275
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	1,105	969,638
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)	3,475	3,596,625
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	396	394,073
MGM Resorts International, 6.625%, 12/15/21	1,420	1,564,201
MGM Resorts International, 7.75%, 3/15/22	3,900	4,545,450
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	1,849	2,074,542
Penn National Gaming, Inc., 5.875%, 11/1/21(1)	1,345	1,301,288
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,719,750
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	7,210	8,075,200
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	520	512,200
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,028,200
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	2,281	852,329
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,907,812

		$39,656,172

Security	Principal Amount (000’s omitted)	Value

Health Care — 9.8%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$1,352	$1,466,920
Alere, Inc., 6.50%, 6/15/20	1,020	1,076,100
Alere, Inc., 8.625%, 10/1/18	1,300	1,397,500
Amsurg Corp., 5.625%, 11/30/20	735	762,562
Biomet, Inc., 6.50%, 8/1/20	4,205	4,620,244
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	810,022
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,396,219
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	4,735	4,930,319
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,883,019
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,550	4,663,750
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,766,275
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,380	4,653,750
Emergency Medical Services Corp., 8.125%, 6/1/19	845	899,925
Endo International PLC, 7.00%, 7/15/19	915	988,200
Endo International PLC, 7.00%, 12/15/20	540	583,200
Endo International PLC, 7.25%, 1/15/22	185	203,038
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,649,675
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,348,200
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,312,575
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,090,512
HCA, Inc., 6.50%, 2/15/20	560	625,800
HCA, Inc., 7.50%, 2/15/22	1,530	1,748,790
Hologic, Inc., 6.25%, 8/1/20	5,415	5,753,437
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,808,325
INC Research, LLC, 11.50%, 7/15/19(1)	1,745	1,989,300
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,165,425
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	8,020	8,320,750
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	2,235	2,321,606
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,217,000
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,603,612
ResCare, Inc., 10.75%, 1/15/19	2,925	3,246,750
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	1,825	1,961,875
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,480,444
Teleflex, Inc., 6.875%, 6/1/19	545	584,513
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	875	879,375
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	1,615	1,698,778
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,501,312
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,990,219
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,705	6,161,400

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	$1,530	$1,713,600
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,664,506
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,369,625
WellCare Health Plans, Inc., 5.75%, 11/15/20	2,720	2,917,200

		$106,225,647

Homebuilders / Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,850,625
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,802,188
Modular Space Corp., 10.25%, 1/31/19(1)	550	574,750

		$5,227,563

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$3,310	$3,456,881
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,274,875

		$4,731,756

Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,906,350
USI, Inc., 7.75%, 1/15/21(1)	3,370	3,496,375

		$5,402,725

Leisure — 1.1%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$2,160	$2,224,800
NCL Corp., Ltd., 5.00%, 2/15/18	905	938,937
Royal Caribbean Cruises, 7.25%, 6/15/16	535	596,525
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,578,575
Royal Caribbean Cruises, 11.875%, 7/15/15	575	648,313
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,513,900
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	2,043,000

		$11,544,050

Metals / Mining — 2.3%
CONSOL Energy, Inc., 5.875%, 4/15/22(1)	$3,295	$3,402,087
Constellium NV, 5.75%, 5/15/24(1)(5)	985	1,013,319
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,747,900
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,454,495
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,433	1,459,869
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	1,977,950

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
Imperial Metals Corp., 7.00%, 3/15/19(1)	$490	$501,637
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	4,017,600
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,581,050
New Gold, Inc., 7.00%, 4/15/20(1)	905	958,169
Novelis, Inc., 8.375%, 12/15/17	1,025	1,095,469
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)(5)	1,200	1,278,000
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	559,125
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,410,337

		$24,457,007

Paper — 0.3%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,880,354

		$2,880,354

Publishing / Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 10.00%, 4/1/21(1)	$3,625	$4,168,750
RR Donnelley & Sons Co., 6.00%, 4/1/24	555	560,550

		$4,729,300

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$865,200
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,063,288

		$1,928,488

Restaurants — 0.5%
NPC International, Inc., 10.50%, 1/15/20	$5,030	$5,771,925

		$5,771,925

Services — 6.3%
ADT Corp. (The), 6.25%, 10/15/21(1)	$2,465	$2,575,925
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	1,990	2,139,250
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,610	1,734,775
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	299	319,930
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,919,750
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	865	927,713
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,924,556
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,260,750

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
Garda World Security Corp., 7.25%, 11/15/21(1)	$4,060	$4,298,525
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,214,750
Hertz Corp. (The), 7.50%, 10/15/18	20	21,275
Iron Mountain, Inc., 6.00%, 8/15/23	2,695	2,876,912
Laureate Education, Inc., 9.25%, 9/1/19(1)	17,165	18,194,900
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	224,750
ServiceMaster Co. (The), 7.00%, 8/15/20	1,260	1,335,600
ServiceMaster Co. (The), 8.00%, 2/15/20	3,740	4,053,225
TMS International Corp., 7.625%, 10/15/21(1)	2,095	2,252,125
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,335	2,451,750
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	3,927,962
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,046,045
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,193,400
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,516,750
United Rentals North America, Inc., 7.625%, 4/15/22	625	706,250
United Rentals North America, Inc., 8.375%, 9/15/20	505	562,444
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	325	343,688

		$68,023,000

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,154,888
ArcelorMittal, 6.75%, 2/25/22	670	745,375

		$1,900,263

Super Retail — 5.6%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$848	$870,268
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	3,700	3,866,500
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,839,349
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,896,338
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,834,487
L Brands, Inc., 6.625%, 4/1/21	5,170	5,809,787
L Brands, Inc., 8.50%, 6/15/19	3,620	4,380,200
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	5,635	5,832,225
Michaels Stores, Inc., 7.75%, 11/1/18	1,130	1,202,038
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	1,645	1,809,500
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	2,085	2,314,350
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,586,010
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,752,275
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	3,029,600
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,250,777

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	$4,590	$4,694,193
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,499,794
rue21, Inc., 9.00%, 10/15/21(1)	4,425	3,020,062
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,815	3,005,013

		$60,492,766

Technology — 5.4%
Advanced Micro Devices, Inc., 6.75%, 3/1/19(1)	$1,045	$1,086,800
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	1,110	1,141,913
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,394,850
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,734,800
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,597,750
Avaya, Inc., 10.50%, 3/1/21(1)	3,578	3,273,733
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	2,835	2,983,837
Boxer Parent Co., Inc., 9.00%, 10/15/19(1)(2)	985	970,225
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,686,287
CommScope, Inc., 8.25%, 1/15/19(1)	961	1,045,088
First Data Corp., 6.75%, 11/1/20(1)	600	643,500
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,504,750
First Data Corp., 10.625%, 6/15/21	1,925	2,192,094
First Data Corp., 11.25%, 1/15/21	2,705	3,103,987
First Data Corp., 11.75%, 8/15/21	1,675	1,792,250
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,765,037
Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,175	2,196,750
Infor US, Inc., 9.375%, 4/1/19	2,720	3,066,800
Lender Processing Services, Inc., 5.75%, 4/15/23	935	1,005,125
NCR Corp., 5.875%, 12/15/21(1)	730	777,450
NCR Corp., 6.375%, 12/15/23(1)	1,305	1,402,875
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,632,500
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	855,313
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,868,669
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,607,225
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	1,500	1,455,000

		$57,784,608

Telecommunications — 8.2%
Altice SA, 7.75%, 5/15/22(1)(5)	$4,905	$5,119,594
CenturyLink, Inc., 6.75%, 12/1/23	3,215	3,464,163
Columbus International, Inc., 7.375%, 3/30/21(1)	880	922,900
Digicel Group, Ltd., 7.125%, 4/1/22(1)	1,205	1,214,038
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,720,200

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Digicel, Ltd., 8.25%, 9/1/17(1)	$3,255	$3,393,500
Equinix, Inc., 7.00%, 7/15/21	1,335	1,494,866
Frontier Communications Corp., 7.625%, 4/15/24	285	297,113
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,790,150
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,392,325
Intelsat Luxembourg SA, 7.75%, 6/1/21	4,615	4,828,444
Intelsat Luxembourg SA, 8.125%, 6/1/23	3,520	3,709,200
iPCS, Inc., 3.488%, 5/1/14(2)(4)	1,010	1,010,000
NII International Telecom SCA, 7.875%, 8/15/19(1)	2,030	1,446,375
Numericable Group SA, 4.875%, 5/15/19(1)(5)	3,430	3,468,587
Numericable Group SA, 6.00%, 5/15/22(1)(5)	3,700	3,792,500
Numericable Group SA, 6.25%, 5/15/24(1)(5)	1,300	1,332,500
SBA Communications Corp., 5.625%, 10/1/19	920	969,450
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	2,020,325
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	527,006
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,410,306
Sprint Communications, Inc., 7.00%, 8/15/20	780	852,150
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	6,100,144
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,355,175
Sprint Corp., 7.25%, 9/15/21(1)	3,550	3,882,812
Sprint Corp., 7.875%, 9/15/23(1)	10,330	11,414,650
T-Mobile USA, Inc., 6.25%, 4/1/21	895	956,531
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,585,625
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,712,325
T-Mobile USA, Inc., 6.731%, 4/28/22	1,055	1,142,038
T-Mobile USA, Inc., 6.836%, 4/28/23	525	567,000
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	4,915	5,062,450
Windstream Corp., 7.75%, 10/1/21	4,550	4,948,125

		$88,902,567

Textiles / Apparel — 0.7%
Levi Strauss & Co., 6.875%, 5/1/22	$2,270	$2,522,538
Phillips-Van Heusen Corp., 7.75%, 11/15/23(6)	3,385	4,223,339
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	370	403,300
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20	305	347,700

		$7,496,877

Transportation Ex Air / Rail — 0.2%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$516,875
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,821,600

		$2,338,475

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.3%
AES Corp. (The), 5.50%, 3/15/24	$1,065	$1,067,663
Calpine Corp., 7.50%, 2/15/21(1)	5,493	6,014,835
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)(9)	745	780,388
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,327,737
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,675,506

		$13,866,129

Total Corporate Bonds & Notes (identified cost $852,854,196)		$898,719,465

Senior Floating-Rate Interests — 5.6%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Consumer Products — 0.4%
Pacific Industrial Services US Finco LLC, Term Loan - Second Lien, 8.75%, Maturing 4/2/19	$2,600	$2,666,625
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	1,569	1,516,046

		$4,182,671

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$2,013,214

		$2,013,214

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,841	$1,826,714

		$1,826,714

Energy — 0.1%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,328,611

		$1,328,611

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$800	$832,000

		$832,000

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 0.5%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	$3,552	$3,373,974
Sheridan Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 12/13/21	2,300	2,340,250

		$5,714,224

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,984	$1,980,214

		$1,980,214

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$1,966	$1,968,085

		$1,968,085

Metals / Mining — 0.3%
FMG Resources (August 2006) Pty Ltd., Term Loan, 4.25%, Maturing 6/28/19	$3,742	$3,744,512

		$3,744,512

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,600	$1,624,600
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,796	1,810,837

		$3,435,437

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	$2,800	$2,865,626
Applied Systems, Inc., Term Loan, 4.25%, Maturing 1/25/21	2,494	2,496,349
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,210,341

		$7,572,316

Super Retail — 0.9%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$1,850	$1,866,476
National Vision, Inc., Term Loan, 4.00%, Maturing 3/7/21	4,000	3,976,668
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/7/22	2,000	1,998,750

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail (continued)
rue21, Inc., Term Loan, 5.625%, Maturing 10/7/20	$2,786	$2,343,723

		$10,185,617

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, Maturing 4/1/22(11)	$4,400	$4,383,500

		$4,383,500

Telecommunications — 0.7%
Asurion LLC, Term Loan, 4.25%, Maturing 7/8/20	$390	$385,188
Asurion LLC, Term Loan, 5.00%, Maturing 5/24/19	3,126	3,130,761
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,794,043

		$7,309,992

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$497,291
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	580	577,304
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	100	99,535
Ceva Logisitics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	801	796,281

		$1,970,411

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.74%, Maturing 10/10/17	$2,600	$1,970,314

		$1,970,314

Total Senior Floating-Rate Interests (identified cost $59,996,012)		$60,417,832

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.3%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$3,166,350

		$3,166,350

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,208,125

		$6,208,125

Services — 0.0%(12)
Mood Media Corp., 10.00%, 10/31/15(6)(8)	$37	$26,603

		$26,603

Total Convertible Bonds (identified cost $8,222,663)		$9,401,078

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(13)	$2,065	$2,121,039

Total Commercial Mortgage-Backed Securities (identified cost $2,073,515)		$2,121,039

Common Stocks — 4.3%

Security	Shares	Value

Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$862,000

		$862,000

Building Materials — 0.3%
Panolam Holdings Co.(6)(8)(14)	3,117	$3,037,766

		$3,037,766

Chemicals — 0.3%
LyondellBasell Industries NV, Class A	25,000	$2,312,500
Tronox Ltd., Class A	42,600	1,043,700

		$3,356,200

Consumer Products — 0.3%
HF Holdings, Inc.(6)(8)(14)	13,600	$20,264
Spectrum Brands Holdings, Inc.	40,000	3,073,200

		$3,093,464

Security	Shares	Value

Diversified Financial Services — 0.3%
Ally Financial, Inc.(14)	125,000	$3,018,750

		$3,018,750

Energy — 0.8%
Antero Resources Corp.(14)	16,435	$1,079,286
El Paso Pipeline Partners, LP	35,000	1,139,250
Seven Generations Energy, Ltd.(6)(8)(14)	280,000	6,386,570

		$8,605,106

Food / Beverage / Tobacco — 0.8%
Constellation Brands, Inc., Class A(14)	105,000	$8,383,200

		$8,383,200

Gaming — 0.4%
Las Vegas Sands Corp.	54,500	$4,312,585
New Cotai Participation Corp., Class B(6)(8)(14)	7	216,125

		$4,528,710

Health Care — 0.4%
Alere, Inc.(14)	50,000	$1,670,000
Hologic, Inc.(14)	140,000	2,937,900

		$4,607,900

Services — 0.2%
Hertz Global Holdings, Inc.(14)	70,000	$1,992,900

		$1,992,900

Super Retail — 0.1%
GNC Holdings, Inc., Class A	37,157	$1,672,065

		$1,672,065

Technology — 0.3%
NCR Corp.(14)	100,000	$3,051,000

		$3,051,000

Utilities — 0.0%(12)
NRG Energy, Inc.	8,682	$284,075

		$284,075

Total Common Stocks (identified cost $40,358,954)		$46,493,136

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.8%

Security	Shares	Value

Energy — 0.4%
Chesapeake Energy Corp., 4.50%	10,851	$1,033,775
Chesapeake Energy Corp., 5.75%(1)	2,830	3,403,075

		$4,436,850

Health Care — 0.4%
Alere, Inc., 3.00%	14,925	$4,391,681

		$4,391,681

Total Convertible Preferred Stocks (identified cost $7,750,694)		$8,828,531

Miscellaneous — 0.9%

Security	Shares	Value

Cable / Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(14)	7,585,000	$62,576
Adelphia, Inc., Escrow Certificate(14)	3,555,000	29,329

		$91,905

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(14)	6,330,000	$126,600

		$126,600

Gaming — 0.8%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(14)	5,410	$4,869,000
PGP Investors, LLC, Membership Interests(6)(8)(14)	11,429	4,000,000

		$8,869,000

Utilities — 0.1%
EME Reorganization Trust(14)	2,640,437	$417,189

		$417,189

Total Miscellaneous (identified cost $4,583,059)		$9,504,694

Warrants — 0.0%(12)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$201,250

		$201,250

Total Warrants (identified cost $0)		$201,250

Short-Term Investments — 4.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(15)	$43,111	$43,111,364

Total Short-Term Investments (identified cost $43,111,364)		$43,111,364

Total Investments — 99.9% (identified cost $1,018,950,457)		$1,078,798,389

Other Assets, Less Liabilities — 0.1%		$972,441

Net Assets — 100.0%		$1,079,770,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	–	Hilton USA Trust
PIK	–	Payment In Kind

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $423,360,799 or 39.2% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(5)	When-issued/delayed delivery security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2014.

(8)	Restricted security (see Note 5).

(9)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.
(12)	Amount is less than 0.05%.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $975,839,093)	$1,035,687,025
Affiliated investment, at value (identified cost, $43,111,364)	43,111,364
Cash	1,867,798
Restricted cash*	1,090,000
Interest and dividends receivable	17,023,159
Interest receivable from affiliated investment	5,494
Receivable for investments sold	6,568,050
Receivable for open swap contracts	1,072,897
Premium paid on open swap contracts	190,183
Total assets	$1,106,615,970

Liabilities
Cash collateral due to brokers	$1,090,000
Payable for investments purchased	8,284,161
Payable for when-issued/delayed delivery securities	16,812,092
Payable for open forward foreign currency exchange contracts	88,756
Premium received on open swap contracts	43,003
Payable to affiliates:
Investment adviser fee	415,489
Trustees’ fees	3,649
Accrued expenses	107,990
Total liabilities	$26,845,140
Net Assets applicable to investors’ interest in Portfolio	$1,079,770,830

Sources of Net Assets
Investors’ capital	$1,018,938,757
Net unrealized appreciation	60,832,073
Total	$1,079,770,830

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income (net of foreign taxes, $1,844)	$32,643,408
Dividends	469,196
Interest allocated from affiliated investment	33,729
Expenses allocated from affiliated investment	(4,210)
Total investment income	$33,142,123

Expenses
Investment adviser fee	$2,459,244
Trustees’ fees and expenses	22,605
Custodian fee	127,232
Legal and accounting services	58,908
Interest expense on securities sold short	50,585
Miscellaneous	15,254
Total expenses	$2,733,828
Deduct —
Reduction of custodian fee	$228
Total expense reductions	$228

Net expenses	$2,733,600

Net investment income	$30,408,523

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(336,629)
Investment transactions allocated from affiliated investment	358
Securities sold short	292,019
Swap contracts	337,219
Foreign currency and forward foreign currency exchange contract transactions	260,806
Net realized gain	$553,773
Change in unrealized appreciation (depreciation) —
Investments	$15,377,467
Swap contracts	(208,171)
Foreign currency and forward foreign currency exchange contracts	(88,756)
Net change in unrealized appreciation (depreciation)	$15,080,540

Net realized and unrealized gain	$15,634,313

Net increase in net assets from operations	$46,042,836

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$30,408,523	$59,221,965
Net realized gain from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	553,773	30,280,427
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	15,080,540	5,651,069
Net increase in net assets from operations	$46,042,836	$95,153,461
Capital transactions —
Contributions	$75,714,908	$217,656,967
Withdrawals	(50,368,931)	(251,746,586)
Net increase (decrease) in net assets from capital transactions	$25,345,977	$(34,089,619)

Net increase in net assets	$71,388,813	$61,063,842

Net Assets
At beginning of period	$1,008,382,017	$947,318,175
At end of period	$1,079,770,830	$1,008,382,017

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.53	%(2)	0.54%	0.56%	0.60%	0.64%	0.79%
Net investment income	5.88	%(2)	6.34%	7.06%	7.67%	8.65%	11.34%
Portfolio Turnover	19	%(3)	62%	76%	78%	79%	72%

Total Return	4.54	%(3)	10.46%	13.20%	5.90%	19.52%	38.97%

Net assets, end of period (000’s omitted)	$1,079,771		$1,008,382	$947,318	$866,997	$852,159	$710,856

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 49.0%, 36.4%, 11.5% and 1.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under

30

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

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Notes to Financial Statements (Unaudited) — continued

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty or CCP in the case of a centrally cleared swap to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

M  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $2,459,244 or 0.48% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $266,759,179 and $192,096,207, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,033,437,796

Gross unrealized appreciation	$55,203,107
Gross unrealized depreciation	(9,842,514)

Net unrealized appreciation	$45,360,593

5  Restricted Securities

At April 30, 2014, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12	$2,377,360	$2,102,214	$2,620,564

Total Corporate Bonds & Notes			$2,102,214	$2,620,564

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$26,603

Total Convertible Bonds			$0	$26,603

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Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$20,264
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,792	3,037,766
Seven Generations Energy, Ltd.	12/05/13	280,000	6,578,020	6,386,570

Total Common Stocks			$9,237,387	$9,660,725

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$4,869,000
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$8,869,000

Total Restricted Securities			$15,434,276	$21,176,892

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$67,052	$11,615	$78,667
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	116,612	31,388	148,000
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	125,846	(1,064)	124,782
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	127,338	(23,162)	104,176
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	127,337	(41,453)	85,884
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	264,278	(56,112)	208,166
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	127,337	(26,825)	100,512
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	264,277	(41,567)	222,710

Total			$11,650				$1,220,077	$(147,180)	$1,072,897

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

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**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

5/30/14	Canadian Dollar 7,000,000	United States Dollar 6,293,487	JP Morgan Chase Bank NA	$—	$(88,756)	$(88,756)

				$—	$(88,756)	$(88,756)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps and forward foreign currency exchange contracts in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $88,756. At April 30, 2014, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$1,220,077	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	—		(88,756	)(2)

Total Derivatives subject to master netting or similar agreements		$1,220,077		$(88,756)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America NA	$67,052	$—	$—	$—	$67,052
Barclays Bank PLC	116,612	—	—	—	116,612
Credit Suisse International	125,846	—	—	—	125,846
Deutsche Bank AG	518,953	—	—	(518,953)	—
Goldman Sachs International	391,614	—	—	(391,614)	—

	$1,220,077	$—	$—	$(910,567)	$309,510

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
JP Morgan Chase Bank NA	$(88,756)	$—	$—	$—	$(88,756)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

36

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$337,219	$(208,171)
Foreign Exchange	Forward foreign currency exchange contracts	244,598	(88,756)

Total		$581,817	$(296,927)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were approximately $3,675,000 and $11,936,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$891,023,233	$7,696,232	$898,719,465
Senior Floating-Rate Interests	—	60,417,832	—	60,417,832
Convertible Bonds	—	9,374,475	26,603	9,401,078
Commercial Mortgage-Backed Securities	—	2,121,039	—	2,121,039
Common Stocks	36,832,411	—	9,660,725	46,493,136
Convertible Preferred Stocks	1,033,775	7,794,756	—	8,828,531
Miscellaneous	417,189	5,087,505	4,000,000	9,504,694
Warrants	—	201,250	—	201,250
Short-Term Investments	—	43,111,364	—	43,111,364

Total Investments	$38,283,375	$1,019,131,454	$21,383,560	$1,078,798,389

Swap Contracts	$—	$1,220,077	$—	$1,220,077

Total	$38,283,375	$1,020,351,531	$21,383,560	$1,080,018,466

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(88,756)	$—	$(88,756)

Total	$—	$(88,756)	$—	$(88,756)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total

Balance as of October 31, 2013	$7,754,574	$20,350	$3,274,155	$4,000,000	$15,049,079
Realized gains (losses)	—	—	—	(9,737,406)	(9,737,406)
Change in net unrealized appreciation (depreciation)*	186,915	6,253	(191,450)	9,768,068	9,769,786
Cost of purchases(1)	—	—	6,578,020	—	6,578,020
Proceeds from sales(1)	(271,300)	—	—	(30,662)	(301,962)
Accrued discount (premium)	26,043	—	—	—	26,043
Transfers to Level 3**	—	—	—	—	—
Transfers from Level 3**	—	—	—	—	—

Balance as of April 30, 2014	$7,696,232	$26,603	$9,660,725	$4,000,000	$21,383,560

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2014	$43,072	$6,253	$(191,450)	$—	$(142,125)

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfer are reflected at the value of the securities at the beginning of the period.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

38

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurements of the Portfolio’s Level 3 securities are outlined below:

Asset	($ in thousands)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Corporate Bonds	6,844	Market comparable bond pricing model	Spread Discount for lack of marketability	0.4% - 1.5% (0.69%) 0% - 10% (0%)
Corporate Bonds	852	Discounted cash flow	Yield Probability of default Loss Severity	15% - 25% (20%) 100% (100%) 10% - 50% (20%)
Convertible Bonds	27	Market comparable bond pricing model	Spread Discount for lack of marketability	1.75% - 2.25% (2%) 10% - 25% (15%)
Common Stock	3,058	Market comparable companies	EBITDA Multiple Discount for lack of marketability	6.675 - 12.1 (7.59) 10% - 25% (15%)
Common Stock	6,603	Consensus Pricing	Share tender offered quote Discount for lack of marketability	as published 0% - 10% (0%)
Miscellaneous	4,000	Consensus Pricing	Share tender offered quote Discount for lack of marketability	$350 0% - 10% (0%)

EBITDA – Earnings Before Interest, Taxes, Depreciation and Amortization

For the unobservable inputs listed in the table above, a significant increase in the loss severity or discount for lack of marketability, or a decrease in the tender price offered could result in a decrease to the fair value measurement. A significant increase in EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

41

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

42

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713 4.30.14

Eaton Vance

Multi-Strategy Absolute

Return Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Multi-Strategy Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/07/2004	12/07/2004	0.81%	–1.08%	5.35%	3.40%
Class A with 4.75% Maximum Sales Charge	—	—	–4.00	–5.77	4.33	2.86
Class B at NAV	12/07/2004	12/07/2004	0.31	–1.85	4.56	2.61
Class B with 5% Maximum Sales Charge	—	—	–4.66	–6.68	4.22	2.61
Class C at NAV	12/07/2004	12/07/2004	0.32	–1.83	4.56	2.62
Class C with 1% Maximum Sales Charge	—	—	–0.67	–2.79	4.56	2.62
Class I at NAV	10/01/2009	12/07/2004	0.83	–0.82	5.59	3.52
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.03%	0.06%	0.11%	1.66%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.33%	2.08%	2.08%	1.08%
Net			1.25	2.00	2.00	1.00

Fund Profile4

Portfolio Allocation (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	41.7%
Parametric Market Neutral Portfolio	21.4
Global Macro Absolute Return Advantage Portfolio	15.0
Option Absolute Return Strategy*	5.3

Income Strategies	53.9%
Eaton Vance Floating Rate Portfolio	23.7
CMBS*	11.4
Government Obligations Portfolio	7.5
CMBS Portfolio	6.3
Short-Term U.S. Government Portfolio	5.0
High Yield Corporate Bonds*	0.0 **

Other	19.2%
U.S. Treasury Futures*	16.4
Equity Swaps*	3.8
Euro Futures*	–1.0

Cash & Cash Equivalents*	10.2%

*	Held in MSAR Completion Portfolio.
**	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Economic value is shown for derivatives holdings and, thus, total will not add to 100%. CMBS refers to commercial mortgage-backed securities.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Under normal market conditions, the Fund invests at least 70% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities (70% Policy). Effective September 1, 2014, the Fund’s 70% Policy will be eliminated.

3

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.10	$6.47	1.30%
Class B	$1,000.00	$1,003.10	$10.18	2.05%
Class C	$1,000.00	$1,003.20	$10.18	2.05%
Class I	$1,000.00	$1,008.30	$5.28	1.06%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.51	1.30%
Class B	$1,000.00	$1,014.60	$10.24	2.05%
Class C	$1,000.00	$1,014.60	$10.24	2.05%
Class I	$1,000.00	$1,019.50	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios	Value	% of Net Assets
CMBS Portfolio (identified cost, $17,021,153)	$17,058,277	6.3%
Eaton Vance Floating Rate Portfolio (identified cost, $62,672,498)	64,261,817	23.7
Global Macro Absolute Return Advantage Portfolio (identified cost, $40,133,074)	40,621,569	15.0
Government Obligations Portfolio (identified cost, $16,916,965)	20,292,718	7.5
MSAR Completion Portfolio (identified cost, $58,465,705)	58,685,490	21.6
Parametric Market Neutral Portfolio (identified cost, $46,918,771)	57,980,864	21.4
Short-Term U.S. Government Portfolio (identified cost, $13,542,164)	13,490,749	5.0

Total Investments in Affiliated Portfolios (identified cost $255,670,330)	$272,391,484	100.5%

Other Assets, Less Liabilities	$(1,348,351)	(0.5)%

Net Assets	$271,043,133	100.0%

5	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Affiliated investments, at value (identified cost, $255,670,330)	$272,391,484
Receivable for Fund shares sold	1,019,894
Total assets	$273,411,378

Liabilities
Payable for Fund shares redeemed	$2,213,891
Payable to affiliates:
Distribution and service fees	69,048
Trustees’ fees	42
Accrued expenses	85,264
Total liabilities	$2,368,245
Net Assets	$271,043,133

Sources of Net Assets
Paid-in capital	$334,195,649
Accumulated net realized loss	(78,958,869)
Accumulated distributions in excess of net investment income	(914,801)
Net unrealized appreciation	16,721,154
Total	$271,043,133

Class A Shares
Net Assets	$126,210,975
Shares Outstanding	14,463,458
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.73
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.17

Class B Shares
Net Assets	$5,973,735
Shares Outstanding	685,014
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.72

Class C Shares
Net Assets	$44,352,439
Shares Outstanding	5,086,249
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.72

Class I Shares
Net Assets	$94,505,984
Shares Outstanding	10,835,276
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $11,220)	$5,321,427
Dividends allocated from affiliated Portfolios (net of foreign taxes, $46,463)	993,778
Expenses, excluding interest expense, allocated from affiliated Portfolios	(1,759,158)
Interest expense allocated from affiliated Portfolios	(77,584)
Total investment income from Portfolios	$4,478,463

Expenses
Distribution and service fees
Class A	$183,583
Class B	35,000
Class C	243,581
Trustees’ fees and expenses	250
Custodian fee	19,073
Transfer and dividend disbursing agent fees	92,322
Legal and accounting services	23,200
Printing and postage	18,298
Registration fees	38,082
Miscellaneous	8,414
Total expenses	$661,803

Net investment income	$3,816,660

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,629,402
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a loss of $224,951 from precious metals)	600,548
Written options	611,564
Securities sold short	(371,850)
Futures contracts	(2,837,043)
Swap contracts	(1,560,683)
Forward commodity contracts	78,139
Foreign currency and forward foreign currency exchange contract transactions	(895,528)
Net realized loss	$(2,745,451)
Change in unrealized appreciation (depreciation) —
Investments	$(1,629,402)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (net of decrease in accrued foreign capital gains taxes of $1,786 and including net decrease of $314,200 from precious metals)	(401,975)
Written options	89,887
Securities sold short	612,709
Futures contracts	840,553
Swap contracts	1,071,197
Forward commodity contracts	(54,432)
Foreign currency and forward foreign currency exchange contracts	698,943
Net change in unrealized appreciation (depreciation)	$1,227,480

Net realized and unrealized loss	$(1,517,971)

Net increase in net assets from operations	$2,298,689

7	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$3,816,660	$11,773,013
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(2,745,451)	(19,861,526)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	1,227,480	250,848
Net increase (decrease) in net assets from operations	$2,298,689	$(7,837,665)
Distributions to shareholders —
From net investment income
Class A	$(1,817,592)	$(3,931,425)
Class B	(60,161)	(132,393)
Class C	(428,877)	(742,955)
Class I	(2,332,691)	(4,843,646)
Tax return of capital
Class A	—	(2,036,563)
Class B	—	(68,256)
Class C	—	(389,788)
Class I	—	(2,796,114)
Total distributions to shareholders	$(4,639,321)	$(14,941,140)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,007,994	$56,338,393
Class B	3,355	83,243
Class C	1,421,834	4,448,863
Class I	19,146,801	149,950,714
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,284,023	4,289,874
Class B	53,319	181,734
Class C	391,362	1,006,480
Class I	1,548,891	4,877,555
Cost of shares redeemed
Class A	(60,234,958)	(221,471,385)
Class B	(1,231,942)	(4,772,860)
Class C	(11,374,206)	(40,454,790)
Class I	(202,948,097)	(139,184,740)
Net asset value of shares exchanged
Class A	930,362	3,467,889
Class B	(930,362)	(3,467,889)
Net decrease in net assets from Fund share transactions	$(238,931,624)	$(184,706,919)

Net decrease in net assets	$(241,272,256)	$(207,485,724)

Net Assets
At beginning of period	$512,315,389	$719,801,113
At end of period	$271,043,133	$512,315,389

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(914,801)	$(92,140)

8	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.770		$9.090		$9.160		$9.200		$8.890		$7.600

Income (Loss) From Operations
Net investment income(1)	$0.086		$0.164		$0.171		$0.172		$0.350		$0.485
Net realized and unrealized gain (loss)	(0.015)		(0.274)		0.007		(0.023)		0.362		1.328

Total income (loss) from operations	$0.071		$(0.110)		$0.178		$0.149		$0.712		$1.813

Less Distributions
From net investment income	$(0.111)		$(0.134)		$(0.188)		$(0.189)		$(0.296)		$(0.523)
Tax return of capital	—		(0.076)		(0.060)		—		(0.106)		—

Total distributions	$(0.111)		$(0.210)		$(0.248)		$(0.189)		$(0.402)		$(0.523)

Net asset value — End of period	$8.730		$8.770		$9.090		$9.160		$9.200		$8.890

Total Return(2)	0.81	%(3)	(1.23)%		1.97%		1.62%		8.18%		24.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,211		$172,036		$338,114		$413,764		$146,073		$139,217
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.30	%(6)(7)	1.33	%(6)	1.27	%(6)	1.22	%(6)	1.10%		1.17%
Net investment income	1.99	%(7)	1.83%		1.88%		1.86%		3.85%		6.12%
Portfolio Turnover of the Fund(8)	26	%(3)	20%		68%		26%		60%		61%
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.		N.A.		70%		75%		74%
Portfolio Turnover of CMBS Portfolio	18	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37%		56%		39%		33%		19%		25%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%		26%		19%		22%		28%
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.		N.A.		64%		51%		N.A.
Portfolio Turnover of MSAR Completion Portfolio	16	%(3)	74%		37%		32%		2	%(9)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		N.A.		N.A.		N.A.		31	%(10)
Portfolio Turnover of Parametric Market Neutral Portfolio	4	%(3)	65%		22%		N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(3)	12%		15%		6%		26%		N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Includes interest and dividend expense, primarily on securities sold short, of 0.04%, 0.08%, 0.09% and 0.05% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.770		$9.080		$9.150		$9.200		$8.890		$7.590

Income (Loss) From Operations
Net investment income(1)	$0.054		$0.097		$0.103		$0.115		$0.283		$0.426
Net realized and unrealized gain (loss)	(0.027)		(0.266)		0.006		(0.045)		0.361		1.337

Total income (loss) from operations	$0.027		$(0.169)		$0.109		$0.070		$0.644		$1.763

Less Distributions
From net investment income	$(0.077)		$(0.090)		$(0.136)		$(0.120)		$(0.246)		$(0.463)
Tax return of capital	—		(0.051)		(0.043)		—		(0.088)		—

Total distributions	$(0.077)		$(0.141)		$(0.179)		$(0.120)		$(0.334)		$(0.463)

Net asset value — End of period	$8.720		$8.770		$9.080		$9.150		$9.200		$8.890

Total Return(2)	0.31	%(3)	(1.88)%		1.21%		0.75%		7.37%		24.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,974		$8,118		$16,541		$22,469		$28,217		$31,637
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.05	%(6)(7)	2.08	%(6)	2.02	%(6)	1.96	%(6)	1.85%		1.93%
Net investment income	1.24	%(7)	1.08%		1.13%		1.25%		3.12%		5.38%
Portfolio Turnover of the Fund(8)	26	%(3)	20%		68%		26%		60%		61%
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.		N.A.		70%		75%		74%
Portfolio Turnover of CMBS Portfolio	18	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37%		56%		39%		33%		19%		25%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%		26%		19%		22%		28%
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.		N.A.		64%		51%		N.A.
Portfolio Turnover of MSAR Completion Portfolio	16	%(3)	74%		37%		32%		2	%(9)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		N.A.		N.A.		N.A.		31	%(10)
Portfolio Turnover of Parametric Market Neutral Portfolio	4	%(3)	65%		22%		N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(3)	12%		15%		6%		26%		N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Includes interest and dividend expense, primarily on securities sold short, of 0.04%, 0.08%, 0.09% and 0.04% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.770		$9.090		$9.150		$9.200		$8.890		$7.590

Income (Loss) From Operations
Net investment income(1)	$0.054		$0.097		$0.103		$0.111		$0.282		$0.426
Net realized and unrealized gain (loss)	(0.026)		(0.275)		0.016		(0.041)		0.362		1.337

Total income (loss) from operations	$0.028		$(0.178)		$0.119		$0.070		$0.644		$1.763

Less Distributions
From net investment income	$(0.078)		$(0.091)		$(0.136)		$(0.120)		$(0.246)		$(0.463)
Tax return of capital	—		(0.051)		(0.043)		—		(0.088)		—

Total distributions	$(0.078)		$(0.142)		$(0.179)		$(0.120)		$(0.334)		$(0.463)

Net asset value — End of period	$8.720		$8.770		$9.090		$9.150		$9.200		$8.890

Total Return(2)	0.32	%(3)	(1.97)%		1.32%		0.75%		7.37%		24.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,352		$54,181		$91,682		$143,809		$123,689		$133,596
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.05	%(6)(7)	2.08	%(6)	2.02	%(6)	1.96	%(6)	1.85%		1.93%
Net investment income	1.24	%(7)	1.08%		1.13%		1.20%		3.12%		5.37%
Portfolio Turnover of the Fund(8)	26	%(3)	20%		68%		26%		60%		61%
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.		N.A.		70%		75%		74%
Portfolio Turnover of CMBS Portfolio	18	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37%		56%		39%		33%		19%		25%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%		26%		19%		22%		28%
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.		N.A.		64%		51%		N.A.
Portfolio Turnover of MSAR Completion Portfolio	16	%(3)	74%		37%		32%		2	%(9)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		N.A.		N.A.		N.A.		31	%(10)
Portfolio Turnover of Parametric Market Neutral Portfolio	4	%(3)	65%		22%		N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(3)	12%		15%		6%		26%		N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Includes interest and dividend expense, primarily on securities sold short, of 0.04%, 0.08%, 0.09% and 0.04% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(10)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2009(1)
			2013		2012		2011		2010
Net asset value — Beginning of period	$8.770		$9.090		$9.150		$9.200		$8.890		$8.830

Income (Loss) From Operations
Net investment income(2)	$0.095		$0.188		$0.196		$0.185		$0.353		$0.027
Net realized and unrealized gain (loss)	(0.023)		(0.275)		0.014		(0.023)		0.381		0.071

Total income (loss) from operations	$0.072		$(0.087)		$0.210		$0.162		$0.734		$0.098

Less Distributions
From net investment income	$(0.122)		$(0.149)		$(0.205)		$(0.212)		$(0.313)		$(0.038)
Tax return of capital	—		(0.084)		(0.065)		—		(0.111)		—

Total distributions	$(0.122)		$(0.233)		$(0.270)		$(0.212)		$(0.424)		$(0.038)

Net asset value — End of period	$8.720		$8.770		$9.090		$9.150		$9.200		$8.890

Total Return(3)	0.83	%(4)	(0.97)%		2.33%		1.76%		8.45%		1.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,506		$277,981		$273,464		$188,165		$4,018		$1,253
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.06	%(7)(8)	1.08	%(7)	1.01	%(7)	0.98	%(7)	0.85%		0.99	%(8)
Net investment income	2.19	%(8)	2.10%		2.15%		2.00%		3.86%		7.29	%(8)
Portfolio Turnover of the Fund(9)	26	%(4)	20%		68%		26%		60%		61	%(10)
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.		N.A.		70%		75%		74	%(11)
Portfolio Turnover of CMBS Portfolio	18	%(4)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(4)	32%		42%		56%		39%		35	%(11)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(4)	65%		91%		50%		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37%		56%		39%		33%		19%		25	%(11)
Portfolio Turnover of Government Obligations Portfolio	0	%(4)	8%		26%		19%		22%		28	%(11)
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.		N.A.		64%		51%		N.A.
Portfolio Turnover of MSAR Completion Portfolio	16	%(4)	74%		37%		32%		2	%(12)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.		N.A.		N.A.		N.A.		31	%(13)
Portfolio Turnover of Parametric Market Neutral Portfolio	4	%(4)	65%		22%		N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(4)	12%		15%		6%		26%		N.A.

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.04%, 0.08%, 0.09% and 0.06% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	For the Fund’s year ended October 31, 2009.

(11)	For the Portfolio’s year ended October 31, 2009.

(12)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(13)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

12	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following seven portfolios managed by Eaton Vance Management (EVM) or its affiliates: CMBS Portfolio, Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio), Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, MSAR Completion Portfolio, Parametric Market Neutral Portfolio and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, MSAR Completion Portfolio, Parametric Market Neutral Portfolio and Short-Term U.S. Government Portfolio (52.2%, 0.4%, 2.6%, 2.8%, 99.2%, 55.6% and 6.0%, respectively, at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/ dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from

13

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $30,776,649 and deferred capital losses of $39,367,339 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($1,054,697), October 31, 2015 ($1,377,385),

14

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

October 31, 2016 ($15,304,398), October 31, 2017 ($9,100,702) and October 31, 2018 ($3,939,467). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2014, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios amounted to $1,412,091 or 0.73% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $2,430 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $999 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

15

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $183,583 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $26,250 and $182,686 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $8,750 and $60,895 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received no CDSC paid by Class A shareholders and approximately $5,000 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

CMBS Portfolio	$17,000,000	$—
Eaton Vance Floating Rate Portfolio	23,565,176	41,478,612
Global Macro Absolute Return Advantage Portfolio	15,111,970	56,365,804
Global Macro Portfolio	279,239	35,398,021
Government Obligations Portfolio	631,594	31,622,305
MSAR Completion Portfolio	41,928,003	94,725,207
Parametric Market Neutral Portfolio	788,362	71,180,722
Short-Term U.S. Government Portfolio	157,672	13,024,600

16

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,487,432	6,253,272
Issued to shareholders electing to receive payments of distributions in Fund shares	147,052	478,437
Redemptions	(6,888,029)	(24,692,754)
Exchange from Class B shares	106,372	389,611

Net decrease	(5,147,173)	(17,571,434)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	385	9,262
Issued to shareholders electing to receive payments of distributions in Fund shares	6,111	20,298
Redemptions	(141,024)	(534,154)
Exchange to Class A shares	(106,493)	(390,081)

Net decrease	(241,021)	(894,675)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	162,593	494,835
Issued to shareholders electing to receive payments of distributions in Fund shares	44,856	112,504
Redemptions	(1,301,957)	(4,516,715)

Net decrease	(1,094,508)	(3,909,376)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	2,189,967	16,665,714
Issued to shareholders electing to receive payments of distributions in Fund shares	177,465	546,373
Redemptions	(23,232,228)	(15,595,211)

Net increase (decrease)	(20,864,796)	1,616,876

17

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

18

Eaton Vance

Multi-Strategy Absolute Return Fund

October 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Multi-Strategy Absolute Return Fund

October 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi Strategy Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of EVM, with respect to MSAR Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio and the sub-advisory agreement for the Portfolio (together, the “advisory agreements”). EVM, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment personnel with respect to investing in stocks and options on indices. In approving the advisory agreements, the Board noted that EVM would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund.

20

Eaton Vance

Multi-Strategy Absolute Return Fund

October 31, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one- and three -year periods ended September 30, 2013 for the Fund. The Board also considered the performance of the Portfolio and the underlying Funds. The Board noted that actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates in connection with their relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Advisers and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

21

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7742 4.30.14

Eaton Vance

Multi-Strategy

All Market Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Multi-Strategy All Market Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2011	10/31/2011	1.92%	0.80%	—	3.54%
Class A with 4.75% Maximum Sales Charge	—	—	–2.90	–3.96	—	1.53
Class C at NAV	10/31/2011	10/31/2011	1.56	0.12	—	2.74
Class C with 1% Maximum Sales Charge	—	—	0.56	–0.86	—	2.74
Class I at NAV	10/31/2011	10/31/2011	2.06	1.17	—	3.80
Barclays U.S. Aggregate Bond Index	—	—	1.74%	–0.26%	4.87%	2.33%
MSCI All Country World Index	—	—	5.28	14.40	15.41	14.70

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.63%	2.38%	1.39%
Net				1.35	2.10	1.11

Fund Profile4

*	Amount is less than 0.05%.

Fund Weightings (% of net assets)5

Absolute Return Strategies	35.7%
Global Macro Absolute Return Advantage Portfolio	18.0
Parametric Market Neutral Portfolio	11.6
Option Absolute Return Strategy*	6.1

Income Strategies	44.9%
Eaton Vance Floating Rate Portfolio	28.7
Boston Income Portfolio	10.1
CMBS Portfolio	3.7
Structured Finance*	2.4
Government Obligations Portfolio	0.0 **
International Income Portfolio	0.0 **

Equity Strategies	19.3%
Eaton Vance Hexavest Global Equity Fund, Class I	15.4
Parametric Emerging Markets Fund, Institutional Class	3.9

Other	23.1%
U.S. Treasury Futures*	14.3
Equity Options*	6.6
Gold***	2.0
Gold Miners ETF	1.2
Euro Futures*	–1.0

Cash & Cash Equivalents*	3.5%

    * Held in MSAM Completion Portfolio.

  ** Amount is less than 0.05%.

*** Gold held in a wholly-owned subsidiary of the Fund.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect contractual expense reimbursements that continue through 2/28/15. Without the reimbursements, performance would have been lower.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Economic value is shown for derivatives holdings and, thus, total will not add to 100%. CMBS refers to commercial mortgage-backed securities.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.20	$6.11	**	1.22%
Class C	$1,000.00	$1,015.60	$9.80	**	1.96%
Class I	$1,000.00	$1,020.60	$4.86	**	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.11	**	1.22%
Class C	$1,000.00	$1,015.10	$9.79	**	1.96%
Class I	$1,000.00	$1,020.00	$4.86	**	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
Boston Income Portfolio (identified cost, $6,184,768)	$6,816,136	10.1%
CMBS Portfolio (identified cost, $2,512,052)	2,507,922	3.7
Eaton Vance Floating Rate Portfolio (identified cost, $18,435,780)	19,389,744	28.7
Global Macro Absolute Return Advantage Portfolio (identified cost, $12,116,254)	12,170,587	18.0
Government Obligations Portfolio (identified cost, $53,242)	3,245	0.0	(1)
International Income Portfolio (identified cost, $14,442)	1	0.0	(1)
MSAM Completion Portfolio (identified cost, $3,815,916)	3,897,054	5.7
Parametric Market Neutral Portfolio (identified cost, $6,912,101)	7,842,108	11.6

Total Investments in Affiliated Portfolios (identified cost $50,044,555)	$52,626,797	77.8%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	860,708	$10,414,562	15.4%
Parametric Emerging Markets Fund, Institutional Class	174,478	2,650,318	3.9

Total Investments in Affiliated Investment Funds (identified cost $12,146,661)		$13,064,880	19.3%

Exchange-Traded Funds

Description	Shares	Value	% of Net Assets
Market Vectors Gold Miners ETF	31,380	$756,572	1.2%
SPDR Gold Trust(2)	10,965	1,362,072	2.0

Total Exchange-Traded Funds (identified cost $2,382,765)		$2,118,644	3.2%

Total Investments (identified cost $64,573,981)		$67,810,321	100.3%

Other Assets, Less Liabilities		$(172,899)	(0.3)%

Net Assets		$67,637,422	100.0%

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

5	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Affiliated investments, at value (identified cost, $62,191,216)	65,691,677
Unaffiliated investments, at value (identified cost, $2,382,765)	2,118,644
Receivable for Fund shares sold	112,768
Receivable for open swap contracts	5,823
Receivable from affiliate	25,176
Total assets	$67,954,088

Liabilities
Payable for Fund shares redeemed	$187,423
Payable for open swap contracts	18,454
Due to custodian	29,626
Payable to affiliates:
Investment adviser fee	669
Distribution and service fees	9,872
Trustees’ fees	42
Accrued expenses	70,580
Total liabilities	$316,666
Net Assets	$67,637,422

Sources of Net Assets
Paid-in capital	$67,448,580
Accumulated net realized loss	(3,238,201)
Accumulated undistributed net investment income	203,334
Net unrealized appreciation	3,223,709
Total	$67,637,422

Class A Shares
Net Assets	$47,281,488
Shares Outstanding	4,680,551
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.10
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.60

Class C Shares
Net Assets	$101,635
Shares Outstanding	10,078
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$10.09

Class I Shares
Net Assets	$20,254,299
Shares Outstanding	2,006,226
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends from Affiliated Investment Funds	$403,814
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $75)	1,202,662
Dividends allocated from affiliated Portfolios (net of foreign taxes, $5,526)	118,220
Expenses, excluding interest expense, allocated from affiliated Portfolios	(314,666)
Interest expense allocated from affiliated Portfolios	(20,236)
Total investment income	1,389,794

Expenses
Investment adviser and administration fee	$3,471
Distribution and service fees
Class A	65,819
Class C	445
Trustees’ fees and expenses	250
Custodian fee	17,714
Transfer and dividend disbursing agent fees	21,687
Legal and accounting services	31,161
Printing and postage	10,437
Registration fees	31,434
Miscellaneous	8,884
Total expenses	$191,302
Deduct —
Allocation of expenses to affiliate	$102,326
Reduction of custodian fee	3
Total expense reductions	$102,329

Net expenses	$88,973

Net investment income	$1,300,821

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Statement of Operations (Unaudited) — continued

Realized and Unrealized Gain (Loss)	Six Months Ended April 30, 2014
Net realized gain (loss) —
Investment transactions (including a loss of $169,995 from affiliated Portfolios and a gain of $8,404 from Affiliated Investment Funds)	$(161,591)
Swap contracts	(131,296)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a loss of $36,313 from precious metals)	(514,238)
Written options	118,683
Securities sold short	(92,477)
Futures contracts	(277,602)
Swap contracts	(125,750)
Forward commodity contracts	11,756
Foreign currency and forward foreign currency exchange contract transactions	(218,882)
Net realized loss	$(1,391,397)
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolios	$169,995
Affiliated Investment Funds	58,585
Unaffiliated investments	(30,466)
Swap contracts	47,915
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (net of increase in accrued foreign capital gain taxes of $433 and net increase of $43,944 from precious metals)	840,885
Written options	113,457
Securities sold short	109,045
Futures contracts	8,524
Swap contracts	96,704
Forward commodity contracts	(7,787)
Foreign currency and forward foreign currency exchange contracts	30,990
Net change in unrealized appreciation (depreciation)	$1,437,847

Net realized and unrealized gain	$46,450

Net increase in net assets from operations	$1,347,271

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$1,300,821	$2,290,254
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(1,391,397)	(1,937,960)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	1,437,847	872,550
Net increase in net assets from operations	$1,347,271	$1,224,844
Distributions to shareholders —
From net investment income
Class A	$(778,602)	$(1,829,868)
Class C	(1,001)	(743)
Class I	(379,187)	(341,582)
From net realized gain
Class A	—	(68,859)
Class C	—	(13)
Class I	—	(3,743)
Tax return of capital
Class A	—	(110,734)
Class C	—	(56)
Class I	—	(26,494)
Total distributions to shareholders	$(1,158,790)	$(2,382,092)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,875,528	$23,276,360
Class C	23,013	73,745
Class I	8,184,148	29,715,929
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	292,062	1,011,536
Class C	894	521
Class I	185,176	246,066
Cost of shares redeemed
Class A	(20,427,211)	(44,468,567)
Class C	(10,603)	(302)
Class I	(12,197,901)	(7,191,103)
Net increase (decrease) in net assets from Fund share transactions	$(18,074,894)	$2,664,185

Net increase (decrease) in net assets	$(17,886,413)	$1,506,937

Net Assets
At beginning of period	$85,523,835	$84,016,898
At end of period	$67,637,422	$85,523,835

Accumulated undistributed net investment income included in net assets
At end of period	$203,334	$61,303

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012
Net asset value — Beginning of period	$10.060		$10.180	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.262	$0.335
Net realized and unrealized gain (loss)	0.023		(0.112)	0.199

Total income from operations	$0.192		$0.150	$0.534

Less Distributions
From net investment income	$(0.152)		$(0.248)	$(0.286)
From net realized gain	—		(0.009)	(0.068)
Tax return of capital	—		(0.013)	—

Total distributions	$(0.152)		$(0.270)	$(0.354)

Net asset value — End of period	$10.100		$10.060	$10.180

Total Return(2)	1.92	%(3)	1.49%	5.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,281		$61,372	$82,415
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)(7)	1.21	%(8)	1.45%	1.46%
Net investment income	3.40	%(8)	2.58%	3.32%
Portfolio Turnover of the Fund(9)	21	%(3)	46%	65%
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%	64%
Portfolio Turnover of CMBS Portfolio	18	%(3)	55%	N.A.
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%	42%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%	91%
Portfolio Turnover Global Macro Portfolio	37%		56%	39%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%	26%
Portfolio Turnover of International Income Portfolio	25	%(3)	21%	37%
Portfolio Turnover of MSAM Completion Portfolio	38	%(3)	286%	0%
Portfolio Turnover of Parametric Market Neutral Portfolio	4	%(3)	65%	22%

Class A commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.28%, 0.11% and 0.34% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.05%, 0.10% and 0.11% for the six months ended April 30, 2014 and the years ended October 31, 2013 and 2012, respectively.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012
Net asset value — Beginning of period	$10.050		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.160	$0.247
Net realized and unrealized gain (loss)	0.034		(0.075)	0.192

Total income from operations	$0.156		$0.085	$0.439

Less Distributions
From net investment income	$(0.116)		$(0.186)	$(0.201)
From net realized gain	—		(0.009)	(0.068)
Tax return of capital	—		(0.010)	—

Total distributions	$(0.116)		$(0.205)	$(0.269)

Net asset value — End of period	$10.090		$10.050	$10.170

Total Return(2)	1.56	%(3)	0.84%	4.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102		$88	$15
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)(7)	1.96	%(8)	2.20%	2.17%
Net investment income	2.45	%(8)	1.59%	2.46%
Portfolio Turnover of the Fund(9)	21	%(3)	46%	65%
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%	64%
Portfolio Turnover of CMBS Portfolio	18	%(3)	55%	N.A.
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%	42%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%	91%
Portfolio Turnover of Global Macro Portfolio	37%		56%	39%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%	26%
Portfolio Turnover of International Income Portfolio	25	%(3)	21%	37%
Portfolio Turnover of MSAM Completion Portfolio	38	%(3)	286%	0%
Portfolio Turnover of Parametric Market Neutral Portfolio	4	%(3)	65%	22%

Class C commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.28%, 0.11% and 0.38% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.05%, 0.10% and 0.11% for the six months ended April 30, 2014 and the years ended October 31, 2013 and 2012, respectively.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012
Net asset value — Beginning of period	$10.060		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.189		$0.260	$0.355
Net realized and unrealized gain (loss)	0.016		(0.076)	0.195

Total income from operations	$0.205		$0.184	$0.550

Less Distributions
From net investment income	$(0.165)		$(0.270)	$(0.312)
From net realized gain	—		(0.009)	(0.068)
Tax return of capital	—		(0.015)	—

Total distributions	$(0.165)		$(0.294)	$(0.380)

Net asset value — End of period	$10.100		$10.060	$10.170

Total Return(2)	2.06	%(3)	1.83%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,254		$24,065	$1,587
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)(7)	0.96	%(8)	1.21%	1.10%
Net investment income	3.79	%(8)	2.57%	3.54%
Portfolio Turnover of the Fund(9)	21	%(3)	46%	65%
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%	64%
Portfolio Turnover of CMBS Portfolio	18	%(3)	55%	N.A.
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%	42%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%	91%
Portfolio Turnover of Global Macro Portfolio	37%		56%	39%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%	26%
Portfolio Turnover of International Income Portfolio	25	%(3)	21%	37%
Portfolio Turnover of MSAM Completion Portfolio	38	%(3)	286%	0%
Portfolio Turnover of Parametric Market Neutral Portfolio	4	%(3)	65%	22%

Class I commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.28%, 0.11% and 0.43% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.05%, 0.10% and 0.10% for the six months ended April 30, 2014 and the years ended October 31, 2013 and 2012, respectively.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 7). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following eight portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, CMBS Portfolio, Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio), Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, International Income Portfolio, MSAM Completion Portfolio and Parametric Market Neutral Portfolio (the Portfolios), which are Massachusetts business trusts and in shares of both Eaton Vance Hexavest Global Equity Fund and Parametric Emerging Markets Fund (the Affiliated Investment Funds). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, International Income Portfolio, MSAM Completion Portfolio and Parametric Market Neutral Portfolio (0.1%, 7.7%, 0.1%, 0.8%, less than 0.05%, less than 0.05%, 99.9%, and 7.5%, respectively, at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $1,319,538 or 2.0% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation

13

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for

14

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

amortization of premium or accretion of discount. Dividend income on direct investments, including the Affiliated Investment Funds, is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $1,697,275 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

J  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

15

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The fee is computed at an annual rate of 0.615% of the Fund’s consolidated average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ adviser fee. For the six months ended April 30, 2014, the Fund’s allocated portion of the adviser fee paid by the Portfolios totaled $224,196, and the adviser and administration fee paid by the Fund on Investable Assets amounted to $3,471. For the six months ended April 30, 2014, the Fund’s investment adviser and administration fee, including the adviser fees allocated from the Portfolios, was 0.62% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and including management fees and other expenses associated with the Fund’s investment in affiliated investment funds) exceed 1.35%, 2.10%, and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM was allocated $102,326 of the Fund’s operating expenses for the six months ended April 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $319 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $109 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,089,232 and $175,000, respectively, for the six months ended April 30, 2014.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary and excluding the affliliated Portfolios, at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,658,625

Gross unrealized appreciation	$794,367
Gross unrealized depreciation	(269,468)

Net unrealized appreciation	$524,899

6  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $65,819 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $334 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $111 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

16

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

7  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

8  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$443,820	$4,456,297
Eaton Vance Floating Rate Portfolio	2,373,755	6,687,015
Global Macro Absolute Return Advantage Portfolio	2,277,606	7,501,443
Global Macro Portfolio	79,634	4,026,636
Government Obligations Portfolio	38,961	1,555,090
International Income Portfolio	22,252	1,106,836
MSAM Completion Portfolio	6,105,402	4,888,784
Parametric Market Neutral Portfolio	1,090,389	4,499,092

9  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	584,967	2,290,933
Issued to shareholders electing to receive payments of distributions in Fund shares	29,145	99,960
Redemptions	(2,033,757)	(4,389,954)

Net decrease	(1,419,645)	(1,999,061)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	2,316	7,261
Issued to shareholders electing to receive payments of distributions in Fund shares	89	52
Redemptions	(1,058)	(30)

Net increase	1,347	7,283

17

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	815,153	2,927,867
Issued to shareholders electing to receive payments of distributions in Fund shares	18,489	24,516
Redemptions	(1,220,405)	(715,428)

Net increase (decrease)	(386,763)	2,236,955

At April 30, 2014, accounts advised by EVM owned 63.1% of the value of the outstanding shares of the Fund.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2014, the Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $29,626. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2014. The Fund’s average overdraft advances during the six months ended April 30, 2014 were not significant.

11  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Société Générale	$825	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/20/14	$5,823
Société Générale	1,650	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD-LIBOR-BBA +0.30%	6/20/14	(18,454)

							$(12,631)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $18,454.

18

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Swap contracts	$5,823	(1)	$(18,454	)(2)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Société Générale	$5,823	$(5,823)	$—	$—	$—

19

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Société Générale	$(18,454)	$5,823	$—	$—	$(12,631)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(131,296	)(1)	$47,915	(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $1,779,000.

12  Affiliated Investment Funds

Transactions with Affiliated Investment Funds for the six months ended April 30, 2014 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period

Eaton Vance Hexavest Global Equity Fund, Class I	$8,943,914	$1,572,055	$175,000	$372,054	$8,404	$10,414,562
Parametric Emerging Markets Fund, Institutional Class	2,155,163	501,760	—	31,760	—	2,650,318

Total	$11,099,077	$2,073,815	$175,000	$403,814	$8,404	$13,064,880

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in affiliated Portfolios	$52,626,797	$—	$—	$52,626,797
Investments in Affiliated Investment Funds	13,064,880	—	—	13,064,880
Exchange-Traded Funds	2,118,644	—	—	2,118,644

Total Investments	$67,810,321	$—	$—	$67,810,321

Swap Contracts	$—	$5,823	$—	$5,823

Total	$67,810,321	$5,823	$—	$67,816,144

Liability Description

Swap Contracts	$—	$(18,454)	$—	$(18,454)

Total	$—	$(18,454)	$—	$(18,454)

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAM Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of EVM, with respect to MSAM Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio and the sub-advisory agreement for the Portfolio (together, the “advisory agreements”). EVM, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment personnel with respect to investing in a variety of different securities and investments, as well as in options.

23

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates in connection with their relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Advisers and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

24

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Multi-Strategy All Market Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy All Market Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783 4.30.14

Parametric Market

Neutral Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2014

Parametric Market Neutral Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	45

Officers and Trustees	48

Important Notices	49

Parametric Market Neutral Fund

April 30, 2014

Performance1,2

Portfolio Managers David M. Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	12/09/2011	10/31/2011	–0.42%	–2.10%	—	–0.39%
Institutional Class at NAV	10/31/2011	10/31/2011	–0.37	–1.86	—	–0.17
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.03%	0.06%	0.11%	0.08%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.69%	1.44%
Net					1.50	1.25

Fund Profile4

Exposure by Asset Class (% of net assets)5

Strategy Weights (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Market Neutral Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/15. Without the reimbursement, performance would have been lower.

[4]

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. References to investments are to the Portfolio’s holdings.

[5]	Commodity and indices exposures are based on notional amounts plus or minus unrealized appreciation (depreciation).

Fund profile subject to change due to active management.

3

Parametric Market Neutral Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$995.80	$7.42	**	1.50%
Institutional Class	$1,000.00	$996.30	$6.19	**	1.25%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.40	$7.50	**	1.50%
Institutional Class	$1,000.00	$1,018.60	$6.26	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Market Neutral Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Parametric Market Neutral Portfolio, at value (identified cost, $26,522,998)	$29,516,898
Receivable for Fund shares sold	20,062
Total assets	$29,536,960

Liabilities
Payable for Fund shares redeemed	$1,321,830
Payable to affiliates:
Distribution and service fees	1,990
Trustees’ fees	42
Other	6,753
Accrued expenses	47,121
Total liabilities	$1,377,736
Net Assets	$28,159,224

Sources of Net Assets
Paid-in capital	$29,648,007
Accumulated net realized loss from Portfolio	(4,544,930)
Accumulated undistributed net investment income	62,247
Net unrealized appreciation from Portfolio	2,993,900
Total	$28,159,224

Investor Class Shares
Net Assets	$9,389,963
Shares Outstanding	957,286
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81

Institutional Class Shares
Net Assets	$18,769,261
Shares Outstanding	1,914,436
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.80

5	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $19,066)	$377,711
Interest allocated from Portfolio	3,573
Expenses allocated from Portfolio	(191,662)
Total investment income from Portfolio	$189,622

Expenses
Distribution and service fees
Investor Class	$15,721
Trustees’ fees and expenses	250
Custodian fee	5,534
Transfer and dividend disbursing agent fees	15,053
Legal and accounting services	15,147
Printing and postage	11,635
Registration fees	18,163
Miscellaneous	4,637
Total expenses	$86,140
Deduct —
Allocation of expenses to affiliates	$56,386
Total expense reductions	$56,386

Net expenses	$29,754

Net investment income	$159,868

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $87)	$1,724,095
Financial futures contracts	(1,200,634)
Swap contracts	(205,456)
Foreign currency transactions	(3,618)
Net realized gain	$314,387
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $341)	$(754,022)
Financial futures contracts	187,760
Swap contracts	(105,469)
Foreign currency	1,381
Net change in unrealized appreciation (depreciation)	$(670,350)

Net realized and unrealized loss	$(355,963)

Net decrease in net assets from operations	$(196,095)

6	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$159,868	$174,553
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	314,387	(3,395,017)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(670,350)	2,241,270
Net decrease in net assets from operations	$(196,095)	$(979,194)
Distributions to shareholders —
From net investment income
Investor Class	$(56,702)	$(241,240)
Institutional Class	(193,465)	(98,378)
Total distributions to shareholders	$(250,167)	$(339,618)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$745,654	$10,815,913
Institutional Class	4,979,268	26,870,697
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	17,769	241,017
Institutional Class	70,423	48,462
Cost of shares redeemed
Investor Class	(8,212,711)	(38,543,807)
Institutional Class	(8,456,306)	(19,978,946)
Net decrease in net assets from Fund share transactions	$(10,855,903)	$(20,546,664)

Net decrease in net assets	$(11,302,165)	$(21,865,476)

Net Assets
At beginning of period	$39,461,389	$61,326,865
At end of period	$28,159,224	$39,461,389

Accumulated undistributed net investment income included in net assets
At end of period	$62,247	$152,546

7	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2014

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	Period Ended October 31, 2012(1)
Net asset value — Beginning of period	$9.900		$10.140	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.036		$0.023	$(0.003)
Net realized and unrealized gain (loss)	(0.087)		(0.207)	0.143

Total income (loss) from operations	$(0.051)		$(0.184)	$0.140

Less Distributions
From net investment income	$(0.039)		$(0.056)	$—

Total distributions	$(0.039)		$(0.056)	$—

Net asset value — End of period	$9.810		$9.900	$10.140

Total Return(3)	(0.42	)%(4)	(1.92)%	1.40	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,390		$17,001	$45,444
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.50	%(8)	1.55%	1.55	%(8)
Net investment income (loss)	0.75	%(8)	0.23%	(0.03	)%(8)
Portfolio Turnover of the Portfolio	4	%(4)	65%	22	%(9)

(1)	For the period from commencement of operations, December 9, 2011, to October 31, 2012.

(2)	Computed using average shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio and/or the investment adviser and administrator of the Fund subsidized certain operating expenses (equal to 0.34%, 0.33% and 0.84% of average daily net assets for the six months ended April 30, 2014, the year ended October 31, 2013 and the period ended October 31, 2012, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2012.

8	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2014

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012
Net asset value — Beginning of period	$9.940		$10.160	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.054		$0.051	$0.062
Net realized and unrealized gain (loss)	(0.101)		(0.205)	0.098

Total income (loss) from operations	$(0.047)		$(0.154)	$0.160

Less Distributions
From net investment income	$(0.093)		$(0.066)	$—

Total distributions	$(0.093)		$(0.066)	$—

Net asset value — End of period	$9.800		$9.940	$10.160

Total Return(2)	(0.37	)%(3)	(1.63)%	1.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,769		$22,460	$15,883
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.25	%(7)	1.30%	1.30%
Net investment income	1.11	%(7)	0.50%	0.62%
Portfolio Turnover of the Portfolio	4	%(3)	65%	22%

The Fund commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser of the Portfolio and/or the investment adviser and administrator of the Fund subsidized certain operating expenses (equal to 0.34%, 0.33% and 0.84% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013 and 2012, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(7)	Annualized.

9	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Market Neutral Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Parametric Market Neutral Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (28.3% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $5,517,009 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

10

Parametric Market Neutral Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. Pursuant to a sub-advisory agreement, EVM pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser and administration fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2014, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50% and 1.25% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to the agreement, EVM and Parametric were allocated $56,386 in total of the Fund’s operating expenses for the six months ended April 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $300 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $15,721 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,600,625 and $12,589,301, respectively.

11

Parametric Market Neutral Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	76,136	1,075,196
Issued to shareholders electing to receive payments of distributions in Fund shares	1,815	23,887
Redemptions	(838,284)	(3,864,419)

Net decrease	(760,333)	(2,765,336)

Institutional Class	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	509,145	2,711,266
Issued to shareholders electing to receive payments of distributions in Fund shares	7,208	4,793
Redemptions	(862,434)	(2,018,718)

Net increase (decrease)	(346,081)	697,341

At April 30, 2014, accounts advised by EVM, an Eaton Vance Collective Investment Trust and pooled income funds (established and maintained by a public charity) managed by EVM owned 65.7% of the value of the outstanding shares of the Fund.

12

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Common Stocks — 80.3%

Security	Shares	Value

Australia — 1.3%
AGL Energy, Ltd.	2,696	$39,577
Amcor, Ltd.	16,392	157,313
APA Group	2,615	16,209
Australia and New Zealand Banking Group, Ltd.	1,891	60,810
BHP Billiton, Ltd.	1,306	45,993
Coca-Cola Amatil, Ltd.	1,440	12,431
Commonwealth Bank of Australia	1,741	128,070
Computershare, Ltd.	3,083	35,537
Crown, Ltd.	1,448	21,668
CSL, Ltd.	1,245	79,369
GPT Group	4,603	16,798
Harvey Norman Holdings, Ltd.	9,724	29,760
James Hardie Industries PLC CDI	1,310	16,818
National Australia Bank, Ltd.	2,005	66,019
Orica, Ltd.	3,263	66,593
Origin Energy, Ltd.	5,469	75,975
Orora, Ltd.(1)	26,811	34,764
Rio Tinto, Ltd.	1,059	61,072
Sydney Airport	3,269	12,845
Tabcorp Holdings, Ltd.	6,320	21,903
Tatts Group, Ltd.	6,146	17,286
Telstra Corp., Ltd.	28,309	137,641
Wesfarmers, Ltd.(1)	718	28,576
Westpac Banking Corp.	609	19,948
Woodside Petroleum, Ltd.	939	35,692
Woolworths, Ltd.	1,990	69,156

		$1,307,823

Austria — 0.2%
OMV AG	2,821	$131,894
Raiffeisen Bank International AG	1,483	46,879
Verbund AG	993	19,253

		$198,026

Belgium — 0.7%
Anheuser-Busch InBev NV	2,327	$253,633
Belgacom SA	1,613	49,370
Colruyt SA	1,104	62,426
Delhaize Group SA	332	24,722
Groupe Bruxelles Lambert SA	1,291	130,533
Solvay SA	534	86,537
Telenet Group Holding NV	989	58,001
UCB SA	922	75,629

Security	Shares	Value

Belgium (continued)
Umicore SA	792	$38,823

		$779,674

Brazil — 1.5%
AES Tiete SA, PFC Shares	3,300	$25,915
All America Latina Logistica SA (Units)	5,800	22,968
Banco do Brasil SA	4,700	49,345
Banco Santander Brasil SA ADR	16,000	106,400
BM&F Bovespa SA	13,900	71,066
BR Malls Participacoes SA	5,900	50,777
Centrais Eletricas Brasileiras SA	5,300	29,973
Cia de Concessoes Rodoviarias SA (CCR)	7,400	57,912
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,700	35,076
Cia de Saneamento de Minas Gerais-COPASA	1,500	23,411
Cia Energetica de Minas Gerais SA, PFC Shares	4,707	35,866
Cia Energetica de Sao Paulo, PFC Shares	2,400	28,448
Cia Hering	3,200	33,812
Cia Siderurgica Nacional SA ADR	5,500	21,285
Cielo SA	5,248	92,968
CPFL Energia SA ADR	2,100	35,196
Embraer SA ADR	1,210	41,624
Estacio Participacoes SA	5,900	63,187
Gerdau SA ADR	4,000	24,040
Itau Unibanco Holding SA, PFC Shares	7,400	122,130
Lojas Americanas SA, PFC Shares	6,565	49,729
Lojas Renner SA	2,400	70,609
Natura Cosmeticos SA	2,400	41,106
PDG Realty SA Empreendimentos e Participacoes(1)	31,800	19,538
Petroleo Brasileiro SA ADR	3,000	41,640
Petroleo Brasileiro SA, PFC Shares	12,100	89,919
Raia Drogasil SA	5,000	42,606
Tim Participacoes SA	7,100	38,529
Totvs SA	1,500	24,494
Ultrapar Participacoes SA	1,800	45,191
Vale SA	3,100	40,875
Vale SA ADR	5,700	75,354
Weg SA	2,340	28,241

		$1,579,230

Chile — 0.7%
Aguas Andinas SA, Series A	32,800	$20,235
Antarchile SA, Series A	2,600	34,328
Banco de Chile	415,901	53,438
Banco de Credito e Inversiones	524	28,974
Banco Santander Chile SA ADR	1,340	32,522

13	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Besalco SA	11,900	$10,418
Cap SA	1,500	22,490
Cencosud SA	12,500	41,648
Cia Cervecerias Unidas SA	1,900	22,426
Cia General de Electricidad SA	3,900	18,316
Colbun SA	70,800	17,518
Corpbanca SA	2,058,100	23,709
Empresa Nacional de Electricidad SA	33,900	50,151
Empresas CMPC SA	14,200	31,608
Empresas Copec SA	5,200	67,090
Enersis SA	152,500	49,324
Latam Airlines Group SA	3,100	47,303
Parque Arauco SA	10,013	17,921
Quinenco SA	5,975	13,237
S.A.C.I. Falabella	9,000	76,561
Sigdo Koppers SA	8,300	13,533
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,200	38,280
Sonda SA	7,100	16,421
Vina Concha y Toro SA	6,000	12,548

		$759,999

China — 2.2%
Agricultural Bank of China, Ltd., Class H	64,000	$26,847
Air China, Ltd., Class H	37,313	21,271
Anhui Conch Cement Co., Ltd., Class H	19,500	72,555
Baidu, Inc. ADR(1)	700	107,695
Bank of Communications, Ltd., Class H	84,000	52,322
Beijing Enterprises Holdings, Ltd.	3,694	32,026
Brilliance China Automotive Holdings, Ltd.	18,000	27,586
China CITIC Bank Corp., Ltd., Class H	120,000	71,683
China Coal Energy Co., Class H	155,213	83,697
China Communications Construction Co., Ltd., Class H	30,000	19,566
China Construction Bank Corp., Class H	202,000	139,859
China Eastern Airlines Corp., Ltd., Class H(1)	64,000	19,779
China Life Insurance Co., Ltd., Class H	26,000	67,573
China Longyuan Power Group Corp., Class H	43,000	44,234
China Mengniu Dairy Co., Ltd.	7,000	35,978
China Merchants Bank Co., Ltd., Class H	30,000	53,598
China Merchants Holdings (International) Co., Ltd.	16,000	50,000
China Minsheng Banking Corp., Ltd., Class H	23,500	23,709
China Mobile, Ltd.	23,000	218,925
China National Building Material Co., Ltd., Class H	58,000	54,795
China Overseas Land & Investment, Ltd.	12,000	29,509
China Pacific Insurance (Group) Co., Ltd., Class H	6,400	20,040
China Resources Enterprise, Ltd.	10,000	28,411

Security	Shares	Value

China (continued)
China Resources Power Holdings Co., Ltd.	10,000	$25,134
China Telecom Corp., Ltd., Class H	100,000	51,030
China Yurun Food Group, Ltd.(1)	29,000	14,018
Citic Pacific, Ltd.	30,000	52,534
Ctrip.com International, Ltd. ADR(1)	800	37,392
Digital China Holdings, Ltd.	32,000	29,639
Dongfeng Motor Group Co., Ltd., Class H	28,000	37,360
Guangdong Investment, Ltd.	20,000	21,770
Home Inns & Hotels Management, Inc. ADR(1)	500	14,210
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	45,800	37,992
Inner Mongolia Yitai Coal Co., Ltd., Class B	50,400	63,448
Jiangxi Copper Co., Ltd., Class H	8,000	13,214
Kunlun Energy Co., Ltd.	12,000	18,719
Lenovo Group, Ltd.	42,000	47,753
Mindray Medical International, Ltd. ADR	800	26,448
NetEase.com, Inc. ADR	600	40,854
New Oriental Education & Technology Group, Inc. ADR	800	19,360
PICC Property & Casualty Co., Ltd., Class H	50,000	66,092
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	24,317
SINA Corp.(1)	660	31,548
Sino Biopharmaceutical, Ltd.	20,000	15,670
Sinopharm Group Co., Ltd., Class H	8,800	23,124
Tingyi (Cayman Islands) Holding Corp.	14,000	38,974
Tsingtao Brewery Co., Ltd., Class H	2,000	14,565
Want Want China Holdings, Ltd.	25,000	39,169
Weichai Power Co., Ltd., Class H	8,200	28,596
WuXi PharmaTech (Cayman), Inc. ADR(1)	800	27,200
Yanzhou Coal Mining Co., Ltd., Class H	94,000	70,420
ZTE Corp., Class H(1)	14,400	29,468

		$2,261,676

Colombia — 0.4%
Almacenes Exito SA	2,700	$41,129
Banco de Bogota	763	27,540
Bancolombia SA ADR, PFC Shares	600	34,158
Celsia SA ESP	6,700	20,585
Cementos Argos SA	3,300	18,404
Ecopetrol SA	23,700	44,118
Grupo Argos SA	2,900	31,927
Grupo Aval Acciones y Valores SA	22,800	15,482
Grupo Aval Acciones y Valores SA, PFC Shares	44,700	30,237
Grupo de Inversiones Suramericana	1,850	36,091
Grupo Nutresa SA	2,820	39,579

14	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA	4,900	$22,975
ISAGEN SA ESP	14,100	23,044

		$385,269

Czech Republic — 0.4%
CEZ AS	6,700	$201,634
Komercni Banka AS	470	108,370
New World Resources PLC, Class A(1)	10,220	6,437
Pegas Nonwovens SA	1,790	53,853
Unipetrol AS(1)	4,870	33,932

		$404,226

Denmark — 0.8%
A.P. Moller-Maersk A/S, Class A	25	$56,797
A.P. Moller-Maersk A/S, Class B	25	59,681
Coloplast A/S, Class B	2,117	177,813
DSV A/S	2,538	84,767
Novo Nordisk A/S, Class B	6,328	287,203
Novozymes A/S, Class B	2,407	115,404
TDC A/S	2,292	21,524
Tryg A/S	336	31,911
William Demant Holding A/S(1)	128	11,470

		$846,570

Egypt — 0.4%
Commercial International Bank	17,450	$93,101
Eastern Tobacco	2,050	48,964
Egypt Kuwait Holding Co.	35,600	37,554
Egyptian Financial Group-Hermes Holding SAE(1)	13,800	25,333
El Sewedy Cables Holding Co.	2,000	9,751
Ezz Steel(1)	12,800	30,813
Global Telecom Holding SAE(1)	63,200	47,307
Juhayna Food Industries	11,000	19,225
Orascom Telecom Media and Technology Holding SAE	53,400	9,711
Sidi Kerir Petrochemicals Co.	10,400	29,023
Talaat Moustafa Group(1)	21,300	27,418
Telecom Egypt	8,300	17,692

		$395,892

Finland — 0.7%
Elisa Oyj	2,293	$68,527
Fortum Oyj	1,149	25,958
Kesko Oyj, Class B	393	16,087
Kone Oyj, Class B	4,155	178,106

Security	Shares	Value

Finland (continued)
Metso Oyj	594	$23,908
Neste Oil Oyj	1,512	31,096
Nokia Oyj(1)	15,059	112,755
Orion Oyj, Class B	1,565	47,768
Sampo Oyj	1,997	99,250
Stora Enso Oyj	2,983	30,461
UPM-Kymmene Oyj	2,069	36,236
Wartsila Oyj	1,149	64,143

		$734,295

France — 1.4%
Air Liquide SA	1,064	$152,224
AXA SA	182	4,749
Carrefour SA	875	34,108
Christian Dior SA	206	42,386
CNP Assurances	1,104	25,469
Compagnie Generale des Etablissements Michelin, Class B	95	11,650
Credit Agricole SA(1)	852	13,443
Dassault Systemes SA	371	45,654
Essilor International SA	353	37,802
European Aeronautic Defence and Space Co. NV	681	46,812
GDF Suez	2,820	71,074
Groupe FNAC SA(1)	7	335
Iliad SA	94	25,341
Kering SA	57	12,607
L’Oreal SA	287	49,463
Lagardere SCA	586	24,560
LVMH Moet Hennessy Louis Vuitton SA	1,096	215,906
Natixis	4,697	33,342
Pernod-Ricard SA	906	108,728
Renault SA	1,239	121,137
Safran SA	1,180	79,416
Sanofi	969	104,574
SES SA	691	26,034
Societe BIC SA	358	47,497
Sodexo	447	48,193
Suez Environnement Co. SA	1,196	23,501
Thales SA	520	33,111
Total SA	694	49,652
Unibail-Rodamco SE	90	24,322

		$1,513,090

Germany — 1.5%
Adidas AG	428	$45,754
BASF SE	206	23,897

15	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	443	$55,687
Bayerische Motoren Werke AG, PFC Shares	802	79,057
Celesio AG	733	25,475
Commerzbank AG(1)	2,611	46,557
Continental AG	85	20,001
Daimler AG	478	44,501
Deutsche Post AG	2,558	96,521
Deutsche Telekom AG	1,969	33,081
Hannover Rueckversicherung AG	307	28,607
Henkel AG & Co. KGaA	551	56,653
Henkel AG & Co. KGaA, PFC Shares	854	95,264
Linde AG	1,203	249,845
Muenchener Rueckversicherungs-Gesellschaft AG	103	23,809
Osram Licht AG(1)	1,615	84,786
Porsche Automobil Holding SE, PFC Shares	228	25,216
QIAGEN NV(1)	1,968	43,205
RWE AG	215	8,205
Salzgitter AG	502	21,323
SAP AG	3,426	276,913
Siemens AG	226	29,814
ThyssenKrupp AG(1)	591	16,869
United Internet AG	1,951	83,813
Volkswagen AG	18	4,827
Volkswagen AG, PFC Shares	95	25,681

		$1,545,361

Greece — 0.3%
Alpha Bank AE(1)	21,300	$20,632
Costamare, Inc.	600	12,864
Diana Shipping, Inc.(1)	942	10,607
DryShips, Inc.(1)	3,900	11,388
Ellaktor SA(1)	2,100	11,093
Folli Follie SA(1)	500	17,355
GEK Terna Holding Real Estate Construction SA(1)	2,300	12,023
Hellenic Exchanges SA	703	8,288
Hellenic Petroleum SA	993	8,525
Hellenic Telecommunications Organization SA(1)	2,550	40,738
JUMBO SA(1)	1,568	25,363
Metka SA	700	12,545
Motor Oil (Hellas) Corinth Refineries SA	1,600	20,197
Mytilineos Holdings SA(1)	2,100	18,766
National Bank of Greece SA(1)	5,100	19,938
OPAP SA	2,000	31,940
Piraeus Bank SA(1)	10,900	25,724

Security	Shares	Value

Greece (continued)
Public Power Corp. SA	1,099	$16,630
Titan Cement Co. SA(1)	883	27,838

		$352,454

Hong Kong — 0.9%
Bank of East Asia, Ltd.	9,400	$38,830
BOC Hong Kong (Holdings), Ltd.	22,000	65,121
Cathay Pacific Airways, Ltd.	26,000	49,204
Cheung Kong Infrastructure Holdings, Ltd.	5,000	32,643
CLP Holdings, Ltd.	5,500	43,969
Galaxy Entertainment Group, Ltd.(1)	19,000	150,112
Hang Seng Bank, Ltd.	9,700	158,613
Hong Kong & China Gas Co., Ltd.	48,180	111,171
Hopewell Holdings, Ltd.	11,500	39,586
Li & Fung, Ltd.	20,000	29,112
Link REIT (The)	4,000	19,915
MTR Corp., Ltd.	15,000	56,877
Power Assets Holdings, Ltd.	14,500	125,343
Wing Hang Bank, Ltd.	2,500	40,306

		$960,802

Hungary — 0.4%
Magyar Telekom Rt.	38,210	$54,513
MOL Hungarian Oil & Gas Rt.	1,860	107,011
OTP Bank Rt.	6,960	132,908
Richter Gedeon Nyrt.	6,270	107,389

		$401,821

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$31,549
Infosys, Ltd. ADR	1,900	102,049

		$133,598

Indonesia — 0.8%
Adaro Energy Tbk PT	332,100	$34,168
AKR Corporindo Tbk PT	39,000	16,093
Bank Central Asia Tbk PT	59,800	56,953
Bank Mandiri Tbk PT	64,200	54,854
Bank Negara Indonesia Persero Tbk PT	66,200	27,668
Bank Rakyat Indonesia Tbk PT	65,900	56,592
Bumi Resources Tbk PT(1)	560,000	9,916
Energi Mega Persada Tbk PT(1)	1,737,000	14,167
Gudang Garam Tbk PT	5,500	26,946
Indo Tambangraya Megah Tbk PT	3,500	7,736

16	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	12,900	$24,483
Indofood Sukses Makmur Tbk PT	72,300	44,228
Jasa Marga (Persero) Tbk PT	24,300	12,415
Kalbe Farma Tbk PT	269,700	36,121
Lippo Karawaci Tbk PT	274,500	25,459
Media Nusantara Citra Tbk PT	123,000	28,999
Perusahaan Gas Negara Tbk PT	117,800	54,406
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	89,900	19,102
Semen Gresik (Persero) Tbk PT	31,700	40,867
Surya Semesta Internusa Tbk PT	156,289	11,277
Tambang Batubara Bukit Asam Tbk PT	19,500	16,694
Telekomunikasi Indonesia Tbk PT	380,600	74,807
Unilever Indonesia Tbk PT	17,000	43,190
United Tractors Tbk PT	23,200	43,619
Wijaya Karya Persero Tbk PT	60,800	11,954
XL Axiata Tbk PT	28,500	12,784

		$805,498

Ireland — 0.3%
CRH PLC	3,198	$93,105
Kerry Group PLC, Class A	2,431	191,861

		$284,966

Israel — 0.4%
Bank Hapoalim B.M.	6,753	$38,148
Bank Leumi Le-Israel B.M.(1)	13,873	54,282
Bezeq Israeli Telecommunication Corp., Ltd.	23,649	42,857
Israel Chemicals, Ltd.	3,091	27,434
Israel Corp., Ltd.(1)	67	37,834
Mizrahi Tefahot Bank, Ltd.	3,692	49,354
NICE Systems, Ltd.	1,124	48,645
Teva Pharmaceutical Industries, Ltd. ADR	3,443	168,225

		$466,779

Italy — 0.9%
Atlantia SpA	1,920	$50,014
Autogrill SpA(1)	2,491	23,912
Enel Green Power SpA	28,579	81,793
ENI SpA	10,056	260,444
Fiat SpA(1)	2,318	27,985
Finmeccanica SpA(1)	3,610	33,408
Luxottica Group SpA	1,959	112,361
Snam Rete Gas SpA	19,248	115,776
Telecom Italia SpA	21,220	27,268

Security	Shares	Value

Italy (continued)
Telecom Italia SpA, PFC Shares	73,089	$72,649
Tenaris SA	1,506	33,291
Terna Rete Elettrica Nazionale SpA	20,135	109,085

		$947,986

Japan — 2.4%
ABC-Mart, Inc.	300	$13,472
Air Water, Inc.	2,000	28,063
All Nippon Airways Co., Ltd.	10,000	21,838
Bank of Kyoto, Ltd. (The)	6,000	48,888
Bank of Yokohama, Ltd. (The)	7,000	35,183
Brother Industries, Ltd.	1,800	25,177
Chiba Bank, Ltd. (The)	4,000	25,426
Chugai Pharmaceutical Co., Ltd.	1,800	45,430
Chugoku Bank, Ltd. (The)	3,000	39,769
Daihatsu Motor Co., Ltd.	3,000	49,692
Denso Corp.	400	18,221
Electric Power Development Co., Ltd.	600	15,911
FUJIFILM Holdings Corp.	900	23,249
Gunma Bank, Ltd. (The)	7,000	37,207
Hachijuni Bank, Ltd. (The)	8,000	43,735
Hamamatsu Photonics K.K.	800	36,046
Hirose Electric Co., Ltd.	100	14,115
Hiroshima Bank, Ltd. (The)	7,000	28,800
Hitachi, Ltd.	4,000	28,516
Hoya Corp.	500	14,789
Ibiden Co., Ltd.	1,300	23,465
IHI Corp.	5,000	19,936
Isetan Mitsukoshi Holdings, Ltd.	1,100	13,688
Isuzu Motors, Ltd.	2,000	11,615
ITOCHU Techno-Solutions Corp.	600	25,073
Iyo Bank, Ltd. (The)	1,000	8,991
Japan Airlines Co., Ltd.	1,300	67,300
Japan Tobacco, Inc.	300	9,861
Joyo Bank, Ltd. (The)	3,000	14,601
JSR Corp.	1,200	19,664
JTEKT Corp.	800	11,672
JX Holdings, Inc.	4,000	20,783
Kamigumi Co., Ltd.	4,000	38,129
Kansai Paint Co., Ltd.	4,000	55,923
Kao Corp.	1,500	56,471
Kawasaki Heavy Industries, Ltd.	4,000	14,846
KDDI Corp.	800	42,665
Keikyu Corp.	3,000	24,902
Keio Corp.	3,000	21,233
Keyence Corp.	100	38,576

17	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kuraray Co., Ltd.	1,800	$20,239
Kyowa Hakko Kirin Co., Ltd.	2,000	22,775
Lawson, Inc.	200	13,890
Makita Corp.	200	10,638
Mazda Motor Corp.(1)	4,000	17,885
Miraca Holdings, Inc.	500	21,674
Mitsubishi Electric Corp.	3,000	34,161
Mitsui Chemicals, Inc.	3,000	7,310
NGK Spark Plug Co., Ltd.	2,000	45,789
NHK Spring Co., Ltd.	800	7,242
Nippon Electric Glass Co., Ltd.	4,000	19,568
Nippon Meat Packers, Inc.	1,000	17,331
Nippon Telegraph & Telephone Corp.	800	44,394
Nippon Yusen KK	5,000	13,553
Nishi-Nippon City Bank, Ltd. (The)	16,000	36,394
Nisshin Seifun Group, Inc.	1,500	17,452
Nitori Holdings Co., Ltd.	300	13,761
NOK Corp.	1,300	21,253
NSK, Ltd.	3,000	31,538
NTT DoCoMo, Inc.	5,300	84,538
Odakyu Electric Railway Co., Ltd.	2,000	17,559
OMRON Corp.	200	7,083
Ono Pharmaceutical Co., Ltd.	300	23,794
Oracle Corp. Japan	300	13,826
Osaka Gas Co., Ltd.	9,000	33,924
Panasonic Corp.	2,100	22,890
Rakuten, Inc.	1,829	23,732
Rinnai Corp.	200	16,668
ROHM Co., Ltd.	400	19,129
Santen Pharmaceutical Co., Ltd.	400	17,828
Seven Bank, Ltd.	8,300	31,467
Shin-Etsu Chemical Co., Ltd.	300	17,599
Shizuoka Bank, Ltd. (The)	5,000	47,775
SoftBank Corp.	300	22,343
Stanley Electric Co., Ltd.	900	19,948
Sumitomo Chemical Co., Ltd.	7,000	26,262
Sumitomo Electric Industries, Ltd.	1,800	24,914
Sumitomo Metal Mining Co., Ltd.	2,000	30,209
Suntory Beverage & Food, Ltd.(1)	800	27,938
Suruga Bank, Ltd.	1,000	17,154
Suzuken Co., Ltd.	1,000	36,045
Suzuki Motor Corp.	800	20,640
Sysmex Corp.	400	12,681
Taiyo Nippon Sanso Corp.	3,000	23,912
Takashimaya Co., Ltd.	3,000	28,423
Terumo Corp.	800	15,877

Security	Shares	Value

Japan (continued)
THK Co., Ltd.	1,300	$27,477
Toho Gas Co., Ltd.	9,000	44,159
Tokyo Gas Co., Ltd.	6,000	31,436
TonenGeneral Sekiyu K.K.	5,000	47,229
Toyota Industries Corp.	400	18,439
Toyota Motor Corp.	300	16,208
Unicharm Corp.	400	21,691
USS Co., Ltd.	2,400	34,983
Yakult Honsha Co., Ltd.	600	32,430
Yamaguchi Financial Group, Inc.	3,000	27,665
Yamato Holdings Co., Ltd.	700	14,405

		$2,550,048

Kuwait — 0.4%
Agility Public Warehousing Co. KSC	5,000	$14,253
Al-Qurain Petrochemicals Co.	20,000	17,795
Boubyan Bank KSC(1)	6,152	12,024
Boubyan Petrochemicals Co.	12,100	32,300
Burgan Bank SAK	6,152	12,029
Commercial Bank of Kuwait SAK(1)	10,000	26,492
Gulf Bank(1)	12,469	16,857
Gulf Cable and Electrical Industries Co.	4,300	11,783
Kuwait Finance House KSC	17,917	53,000
Kuwait Foods Co. (Americana)	2,800	27,678
Kuwait Portland Cement Co.	1,500	7,267
Mabanee Co. SAKC	3,500	14,682
Mobile Telecommunications Co.	18,600	43,070
National Bank of Kuwait SAK	17,888	62,315
National Industries Group Holding(1)	25,200	22,886
National Mobile Telecommunication Co. KSC	2,500	16,012

		$390,443

Malaysia — 0.8%
Airasia Bhd	8,600	$5,851
AMMB Holdings Bhd	15,300	33,674
Axiata Group Bhd	20,700	42,694
Batu Kawan Bhd	2,400	14,396
Boustead Holdings Bhd	12,050	20,488
British American Tobacco Malaysia Bhd	800	15,003
Dialog Group Bhd	20,700	22,795
Digi.com Bhd	17,400	29,567
Felda Global Ventures Holdings Bhd	10,200	14,125
Gamuda Bhd	14,300	20,213
Genting Bhd	12,100	36,369
Hong Leong Bank Bhd	5,800	24,884

18	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd(1)	10,100	$12,409
IJM Corp. Bhd	10,700	20,937
IOI Corp. Bhd	18,900	28,920
IOI Properties Group Bhd(1)	9,450	7,769
Kuala Lumpur Kepong Bhd	1,600	11,867
Lafarge Malayan Cement Bhd	8,200	22,851
Malayan Banking Bhd	11,900	36,122
Maxis Bhd	10,500	22,360
Multi-Purpose Holdings Bhd	11,500	10,636
Petronas Chemicals Group Bhd	18,200	37,544
Petronas Dagangan Bhd	3,400	31,595
PPB Group Bhd	3,300	16,654
Public Bank Bhd	4,700	29,014
Resorts World Bhd	20,400	26,387
RHB Capital Bhd	9,000	22,868
Sapurakencana Petroleum Bhd(1)	32,997	43,620
Sime Darby Bhd	24,800	71,741
Telekom Malaysia Bhd	9,300	17,673
Tenaga Nasional Bhd	10,300	37,546

		$788,572

Mexico — 1.5%
Alfa SAB de CV, Series A	35,500	$93,778
America Movil SAB de CV ADR, Series L	12,800	257,024
Bolsa Mexicana de Valores SAB de CV	20,000	41,046
Cemex SAB de CV ADR(1)	10,899	137,766
Coca Cola Femsa SAB de CV ADR	300	33,588
Compartamos SAB de CV	26,800	46,747
Embotelladoras Arca SAB de CV	5,300	33,705
Empresas ICA SAB de CV(1)	12,000	21,482
Fomento Economico Mexicano SAB de CV ADR	1,100	99,847
Genomma Lab Internacional SA de CV(1)	9,700	24,638
Grupo Aeroportuario del Pacifico SAB de CV ADR	400	24,120
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,400	17,134
Grupo Bimbo SA de CV, Series A	13,700	37,782
Grupo Carso SA de CV, Series A1	6,000	30,571
Grupo Elektra SA de CV	500	14,315
Grupo Financiero Banorte SAB de CV, Class O	18,200	120,877
Grupo Financiero Inbursa SAB de CV, Class O	32,400	82,989
Grupo Mexico SAB de CV, Series B	24,743	74,516
Grupo Televisa SA ADR	2,270	74,479
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	11,200	25,777
Industrias CH SAB de CV, Series B(1)	2,000	10,609
Industrias Penoles SA de CV	1,600	37,251
Kimberly-Clark de Mexico SAB de CV, Class A	9,900	25,834

Security	Shares	Value

Mexico (continued)
Mexichem SAB de CV	8,732	$32,538
Promotora y Operadora de Infraestructura SAB de CV(1)	3,700	51,670
Wal-Mart de Mexico SAB de CV, Series V	32,100	81,215

		$1,531,298

Netherlands — 0.9%
Akzo Nobel NV	1,698	$130,851
ASML Holding NV	2,720	221,990
Heineken Holding NV	770	49,212
Heineken NV	1,451	100,783
ING Groep NV(1)	1,620	23,158
Koninklijke Ahold NV	6,930	133,970
Koninklijke DSM NV	1,862	133,706
Koninklijke KPN NV(1)	6,128	21,772
Reed Elsevier NV	2,837	57,906
Unilever NV	779	33,404

		$906,752

New Zealand — 0.1%
Auckland International Airport, Ltd.	13,563	$46,452
Fletcher Building, Ltd.	3,787	32,202
Telecom Corporation of New Zealand, Ltd.	10,700	25,562

		$104,216

Norway — 0.6%
Aker Solutions ASA	4,169	$66,798
Gjensidige Forsikring ASA	642	11,848
Norsk Hydro ASA	9,911	53,154
Orkla ASA	3,932	32,520
Seadrill, Ltd.	1,650	57,735
Statoil ASA	7,386	225,165
Subsea 7 SA	702	14,057
Telenor ASA	7,523	176,768

		$638,045

Peru — 0.5%
Alicorp SA	21,600	$65,396
Banco Continental SA	3,344	6,503
Cia de Minas Buenaventura SA ADR	2,700	35,100
Credicorp, Ltd.	660	98,505
Ferreycorp SAA	33,024	19,762
Grana y Montero SA	12,100	42,754
Intergroup Financial Services Corp.	570	18,240
Luz del Sur SAA	7,800	25,699

19	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru (continued)
Sociedad Minera Cerro Verde SAA(1)	600	$13,710
Southern Copper Corp.	6,189	186,537
Union Andina de Cementos SAA	8,500	10,899
Volcan Cia Minera SA, Class B	33,414	12,616

		$535,721

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	13,650	$17,364
Aboitiz Power Corp.	17,100	14,000
Alliance Global Group, Inc.	25,000	17,509
Ayala Corp.	870	12,204
Ayala Land, Inc.	22,600	15,315
Ayala Land, Inc., PFC Shares(3)	65,600	147
Bank of the Philippine Islands	14,685	29,935
International Container Terminal Services, Inc.	9,481	23,037
JG Summit Holding, Inc.	18,200	20,661
Jollibee Foods Corp.	4,300	16,608
Manila Electric Co.	1,500	9,451
Metro Pacific Investments Corp.	141,000	16,087
Petron Corp.	37,600	10,378
Philex Mining Corp.(1)	75,900	15,277
Philex Petroleum Corp.(1)	29,500	6,076
Philippine Long Distance Telephone Co.	660	42,664
Puregold Price Club, Inc.	10,800	11,144
Robinsons Land Corp.	40,900	20,525
San Miguel Corp.	9,500	17,808
Semirara Mining Corp.	2,400	22,150
SM Investments Corp.	1,225	19,969
SM Prime Holdings, Inc.	65,800	24,155
Universal Robina Corp.	7,400	24,300

		$406,764

Poland — 0.7%
AmRest Holdings SE(1)	480	$12,974
Asseco Poland SA	1,770	26,356
Bank Pekao SA	1,170	75,091
BRE Bank SA	170	27,818
Budimex SA	370	17,206
Cyfrowy Polsat SA(1)	2,734	18,580
Emperia Holding SA	410	9,082
Enea SA	2,470	12,506
Eurocash SA	1,230	16,265
ING Bank Slaski SA(1)	430	19,305
KGHM Polska Miedz SA	1,423	51,524
LPP SA	17	44,046

Security	Shares	Value

Poland (continued)
Lubelski Wegiel Bogdanka SA	290	$11,871
NG2 SA	540	22,692
Orange Polska SA	10,940	37,380
Polish Oil & Gas	18,340	28,506
Polska Grupa Energetyczna SA	9,340	64,902
Polski Koncern Naftowy Orlen SA	3,090	46,269
Powszechna Kasa Oszczednosci Bank Polski SA	7,320	100,455
Powszechny Zaklad Ubezpieczen SA	487	69,081
Rovese SA(1)	18,200	8,430
Tauron Polska Energia SA	14,460	25,616
TVN SA	1,820	9,917

		$755,872

Portugal — 0.1%
Banco Espirito Santo SA(1)	7,153	$12,679
EDP-Energias de Portugal SA	14,587	70,859
Jeronimo Martins SGPS SA	1,415	24,747
Portugal Telecom SGPS SA	4,791	19,905

		$128,190

Qatar — 0.4%
Al Meera Consumer Goods Co.	300	$15,064
Barwa Real Estate Co.	2,800	28,857
Doha Bank, Ltd.	1,200	21,384
Gulf International Services QSC	750	18,538
Industries Qatar	1,245	60,993
Masraf Al Rayan	4,850	64,268
Ooredoo Q.S.C	644	26,004
Qatar Electricity & Water Co.	330	16,491
Qatar Gas Transport Co., Ltd. (NAKILAT)	2,400	15,815
Qatar National Bank	848	44,261
Qatar National Cement Co.	600	23,436
Qatar National Navigation	830	22,396
Qatari Investors Group	1,000	18,227
United Development Co.	3,255	22,857
Vodafone Qatar(1)	5,500	25,564

		$424,155

Russia — 1.3%
CTC Media, Inc.	1,270	$11,011
E.ON Russia JSC	232,000	16,278
Etalon Group, Ltd. GDR(1)(4)	2,300	8,061
Federal Grid Co. Unified Energy System JSC(1)	4,681,800	7,290
Federal Hydrogenerating Co. JSC ADR	19,300	30,031
Globaltrans Investment PLC GDR(4)	2,200	20,967

20	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
LUKOIL OAO ADR	2,800	$148,230
Magnit OJSC	685	135,149
Mail.ru Group, Ltd. GDR(4)	1,040	28,326
MMC Norilsk Nickel ADR	4,200	75,932
Mobile TeleSystems OJSC	9,300	67,656
Novolipetsk Steel GDR(4)	900	10,493
OAO Gazprom ADR	30,100	217,531
OAO Inter Rao Ues(1)	91,419,700	18,924
Pharmstandard OJSC GDR(1)(4)	1,286	9,988
PIK Group GDR(1)(4)	9,700	22,348
Rosneft Oil Co. GDR(4)	5,700	35,836
Rostelecom	11,150	24,011
Sberbank of Russia ADR	18,600	156,688
Severstal OAO GDR(4)	2,200	15,551
Surgutneftegas OJSC ADR	5,900	41,838
Surgutneftegas OJSC, PFC Shares	40,400	28,220
Tatneft ADR	1,500	51,595
Uralkali OJSC GDR(4)	1,700	37,707
VimpelCom, Ltd. ADR	3,275	27,510
VTB Bank OJSC GDR(4)	22,600	48,076
Yandex NV, Class A(1)	2,400	63,600

		$1,358,847

Singapore — 0.8%
Ascendas Real Estate Investment Trust	11,000	$20,134
ComfortDelGro Corp., Ltd.	14,000	23,742
DBS Group Holdings, Ltd.	20,000	270,943
Noble Group, Ltd.	26,000	26,772
Olam International, Ltd.	17,000	30,335
Oversea-Chinese Banking Corp., Ltd.	17,000	131,107
Singapore Airlines, Ltd.	10,000	82,904
Singapore Telecommunications, Ltd.	42,000	128,651
StarHub, Ltd.	8,000	26,538
United Overseas Bank, Ltd.	5,000	87,026
UOL Group, Ltd.	9,000	46,208

		$874,360

South Africa — 1.5%
AECI, Ltd.	1,300	$14,520
African Bank Investments, Ltd.	10,080	11,953
African Rainbow Minerals, Ltd.	1,000	18,829
Anglo Platinum, Ltd.(1)	500	23,808
AngloGold Ashanti, Ltd.	2,200	39,770
AVI, Ltd.	2,500	13,794
Barclays Africa Group, Ltd.	1,800	26,368

Security	Shares	Value

South Africa (continued)
Barloworld, Ltd.	3,400	$37,091
Bidvest Group, Ltd.	2,950	81,001
Capital Property Fund	19,700	19,863
Clicks Group, Ltd.	4,000	24,389
FirstRand, Ltd.	13,800	50,776
Impala Platinum Holdings, Ltd.	2,786	31,407
Imperial Holdings, Ltd.	800	14,920
Kumba Iron Ore, Ltd.	300	10,684
Kumba Resources, Ltd.	900	12,284
Liberty Holdings, Ltd.	1,100	13,195
Massmart Holdings, Ltd.	2,200	29,160
Mediclinic International, Ltd.	6,100	42,668
MMI Holdings, Ltd.	10,300	25,896
Mondi, Ltd.	600	9,991
Mr. Price Group, Ltd.	1,400	21,095
MTN Group, Ltd.	12,800	256,791
Murray & Roberts Holdings, Ltd.(1)	5,700	13,347
Nampak, Ltd.	4,800	17,907
Nedbank Group, Ltd.	1,100	23,581
Netcare, Ltd.	10,000	24,258
Remgro, Ltd.	1,800	36,249
Reunert, Ltd.	3,300	21,686
RMB Holdings, Ltd.	6,000	28,791
Sanlam, Ltd.	7,500	40,179
Sasol, Ltd.	2,400	134,506
Shoprite Holdings, Ltd.	3,300	55,205
Spar Group, Ltd. (The)	3,300	38,773
Standard Bank Group, Ltd.	4,600	60,439
Steinhoff International Holdings, Ltd.	10,400	54,042
Sun International, Ltd.	2,500	24,711
Tiger Brands, Ltd.	900	24,077
Truworths International, Ltd.	4,100	32,941
Vodacom Group (Pty), Ltd.	4,000	47,737
Wilson Bayly Holmes-Ovcon, Ltd.	1,800	23,277
Woolworths Holdings, Ltd.	2,600	17,695

		$1,549,654

South Korea — 1.5%
Celltrion, Inc.	1,553	$72,418
Cheil Industries, Inc.	440	28,098
Cheil Worldwide, Inc.(1)	1,110	27,018
CJ Corp.	150	18,167
Dongbu Insurance Co., Ltd.	590	32,609
Hankook Tire Co., Ltd.	410	23,787
Honam Petrochemical Corp.	140	22,162

21	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Hynix Semiconductor, Inc.(1)	1,300	$50,692
Hyundai Glovis Co., Ltd.	110	25,946
Hyundai Heavy Industries Co., Ltd.	140	26,322
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	32,567
Hyundai Merchant Marine Co., Ltd.(1)	1,080	10,860
Hyundai Motor Co.	450	100,335
Hyundai Steel Co.	630	41,280
Industrial Bank of Korea	2,770	34,119
Kangwon Land, Inc.	850	24,586
Korea Electric Power Corp.(1)	1,320	50,470
Korea Zinc Co., Ltd.	100	32,952
Korean Air Lines Co., Ltd.(1)	531	17,074
Korean Reinsurance Co.	2,629	25,984
KT&G Corp.	290	23,241
LG Chem, Ltd.	190	48,499
LG Corp.	490	27,323
LG Display Co., Ltd.(1)	430	11,453
LG Electronics, Inc.	680	45,292
LG Hausys, Ltd.	140	24,716
LIG Insurance Co., Ltd.	490	14,364
Naver Corp.	55	39,606
NHN Entertainment Corp.(1)	214	17,506
POSCO	320	94,537
S-Oil Corp.	200	11,705
Samsung C&T Corp.	260	16,351
Samsung Electro-Mechanics Co., Ltd.	350	22,495
Samsung Electronics Co., Ltd.	206	268,616
Samsung Fine Chemicals Co., Ltd.	470	18,775
Samsung Fire & Marine Insurance Co., Ltd.	200	47,506
Samsung Heavy Industries Co., Ltd.	520	14,244
Samsung Life Insurance Co., Ltd.	510	47,466
Samsung Securities Co., Ltd.	690	26,368
SK Chemicals Co., Ltd.	120	6,999
SK Telecom Co., Ltd. ADR	1,500	34,635
TONGYANG Securities, Inc.	9,480	21,126
Woori Finance Holdings Co., Ltd.	1,900	21,422

		$1,601,691

Spain — 1.0%
Abertis Infraestructuras SA	3,328	$74,912
Acerinox SA	1,283	22,435
ACS Actividades de Construccion y Servicios SA	288	12,362
Amadeus IT Holding SA, Class A	2,081	86,550
CaixaBank SA	7,874	47,990
Enagas	3,436	105,859

Security	Shares	Value

Spain (continued)
Ferrovial SA	5,948	$132,214
Grifols SA	1,297	69,334
Iberdrola SA	734	5,127
Indra Sistemas SA	1,786	33,545
Industria de Diseno Textil SA	825	123,954
International Consolidated Airlines Group SA(1)	3,982	27,249
Red Electrica Corp. SA	1,150	94,663
Repsol SA	3,117	83,924
Telefonica SA	6,298	105,694

		$1,025,812

Sweden — 1.1%
Atlas Copco AB, Class A	258	$7,503
Elekta AB, Class B	1,029	14,360
Getinge AB, Class B	1,220	35,757
Hennes & Mauritz AB, Class B	3,229	132,172
Holmen AB, Class B	798	28,204
Investor AB, Class B	2,624	101,643
Millicom International Cellular SA SDR	510	50,549
Nordea Bank AB	12,845	186,132
Scania AB, Class B	1,443	43,963
Skandinaviska Enskilda Banken AB, Class A	8,671	119,772
Skanska AB, Class B	3,208	73,653
SKF AB, Class B	1,702	44,198
Svenska Cellulosa AB (SCA), Class B	149	4,189
Swedbank AB, Class A	2,741	73,354
Tele2 AB, Class B	1,802	23,028
Telefonaktiebolaget LM Ericsson, Class B	391	4,715
TeliaSonera AB	21,348	155,393

		$1,098,585

Switzerland — 1.5%
Actelion, Ltd.(1)	805	$79,255
Adecco SA(1)	1,004	84,288
Baloise Holding AG	319	38,846
Geberit AG	32	10,688
Givaudan SA(1)	40	63,127
Lonza Group AG(1)	258	27,002
Nestle SA	3,710	286,725
Novartis AG	2,526	219,591
Roche Holding AG PC	713	209,156
Schindler Holding AG	291	44,418
Schindler Holding AG PC	60	9,296
Sonova Holding AG(1)	503	72,666
Sulzer AG	212	32,712

22	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Swatch Group, Ltd. (The), Bearer Shares	123	$79,094
Swiss Life Holding AG(1)	44	10,840
Swiss Reinsurance Co., Ltd	1,472	128,713
Swisscom AG	193	117,417
Zurich Insurance Group AG(1)	192	55,058

		$1,568,892

Taiwan — 1.5%
Acer, Inc.(1)	73,000	$45,143
Advanced Semiconductor Engineering, Inc.	32,931	38,347
Ambassador Hotel	11,000	10,150
Asia Cement Corp.	12,178	16,021
Asia Optical Co., Inc.(1)	10,000	9,981
Asustek Computer, Inc.	6,000	62,034
Catcher Technology Co., Ltd.	7,000	59,105
Cathay Financial Holding Co., Ltd.	21,610	30,556
Cheng Shin Rubber Industry Co., Ltd.	11,765	33,791
China Airlines, Ltd.(1)	68,178	22,818
China Development Financial Holding Corp.	71,000	20,363
Chunghwa Telecom Co., Ltd.	22,000	68,795
Compal Electronics, Inc.	54,000	38,525
CTBC Financial Holding Co., Ltd.	62,057	36,922
Delta Electronics, Inc.	9,000	55,257
EVA Airways Corp.(1)	27,000	13,696
Far Eastern Department Stores, Ltd.	11,600	10,806
Far Eastern New Century Corp.	10,494	10,753
Far EasTone Telecommunications Co., Ltd.	9,000	19,460
First Financial Holding Co., Ltd.	15,313	8,983
Formosa Chemicals & Fibre Corp.	13,900	33,660
Formosa Petrochemical Corp.	11,000	27,667
Formosa Plastics Corp.	16,240	41,905
Formosan Rubber Group, Inc.	11,000	10,302
Foxconn International Holdings, Ltd.(1)	17,000	9,182
Foxconn Technology Co., Ltd.	19,845	49,379
Fubon Financial Holding Co., Ltd.	26,496	34,293
Giant Manufacturing Co., Ltd.	3,000	23,490
Goldsun Development & Construction Co., Ltd.	21,000	7,414
Hotai Motor Co., Ltd.	2,000	23,467
Hua Nan Financial Holdings Co., Ltd.	19,435	10,949
Mega Financial Holding Co., Ltd.	35,519	27,193
Nan Ya Plastics Corp.	24,410	53,528
Pou Chen Corp.	22,000	28,012
President Chain Store Corp.	5,000	37,206
Quanta Computer, Inc.	12,000	32,925
Radiant Opto-Electronics Corp.	7,789	31,403

Security	Shares	Value

Taiwan (continued)
Sanyang Industrial Co., Ltd.	12,000	$10,989
Shin Kong Synthetic Fibers Corp.	54,000	17,386
Siliconware Precision Industries Co., Ltd.	46,000	68,161
Standard Foods Corp.	7,052	19,402
Synnex Technology International Corp.	20,000	31,125
Taishin Financial Holdings Co., Ltd.	50,180	22,792
Taiwan Cement Corp.	23,000	36,546
Taiwan Cooperative Financial Holding Co., Ltd.	32,533	17,307
Taiwan Fertilizer Co., Ltd.	7,000	13,930
TPK Holding Co., Ltd.	6,887	52,612
TTY Biopharm Co., Ltd.	4,145	12,975
Uni-President Enterprises Corp.	19,100	32,336
United Microelectronics Corp.	30,000	13,081
Waterland Financial Holdings	67,485	21,157
Wistron Corp.	38,505	32,175
Yageo Corp.	84,000	39,998
Yuanta Financial Holding Co., Ltd.	54,000	26,956
Yuen Foong Yu Paper Manufacturing Co., Ltd.	21,000	9,258
Yulon Motor Co., Ltd.	13,000	20,230

		$1,591,897

Thailand — 0.8%
Advanced Info Service PCL(5)	10,700	$80,226
Airports of Thailand PCL(5)	3,400	20,533
Bangkok Bank PCL(5)	3,900	22,809
Bangkok Dusit Medical Services PCL(5)	46,000	21,115
Banpu PCL(5)	11,700	10,868
BEC World PCL(5)	15,500	26,256
Berli Jucker PCL(5)	11,500	17,016
Big C Supercenter PCL(5)	4,000	23,536
BTS Group Holdings PCL	50,000	12,927
Central Pattana PCL(5)	16,600	23,310
Charoen Pokphand Foods PCL(5)	24,400	20,405
CP ALL PCL(5)	26,300	34,186
Delta Electronics (Thailand) PCL(5)	13,100	23,141
Electricity Generating PCL(5)	3,800	15,455
Hana Microelectronics PCL(5)	14,200	14,170
Intouch Holdings PCL(5)	8,200	19,810
Kasikornbank PCL(5)	7,900	48,110
Krung Thai Bank PCL(5)	32,600	18,282
Minor International PCL(5)	16,200	12,342
PTT Exploration & Production PCL(5)	8,612	42,507
PTT Global Chemical PCL(5)	12,600	27,198
PTT PCL(5)	6,000	58,090
Siam Cement PCL (The)(5)	2,200	29,712

23	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Siam Commercial Bank PCL(5)	8,700	$44,606
Sino Thai Engineering & Construction PCL(5)	20,586	11,872
Thai Beverage PCL	77,411	36,524
Thai Oil PCL(5)	9,000	14,555
Thai Union Frozen Products PCL(5)	4,560	9,881
Thanachart Capital PCL(5)	19,800	21,318
TMB Bank PCL(5)	171,700	12,226
Total Access Communication PCL(5)	5,900	22,762
True Corp. PCL(1)(5)	85,200	17,838

		$813,586

Turkey — 0.8%
Akbank TAS	15,500	$54,416
Akenerji Elektrik Uretim AS(1)	32,983	20,210
Anadolu Efes Biracilik ve Malt Sanayii AS	2,500	29,983
Arcelik AS	3,600	22,252
BIM Birlesik Magazalar AS	2,300	53,242
Coca-Cola Icecek AS	800	18,789
Enka Insaat ve Sanayi AS	8,515	25,884
Eregli Demir ve Celik Fabrikalari TAS	31,980	44,499
Haci Omer Sabanci Holding AS	10,600	44,876
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	33,629	24,155
KOC Holding AS	12,020	53,864
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	11,222
Petkim Petrokimya Holding AS(1)	9,000	12,834
Tekfen Holding AS	6,700	16,966
Tupras-Turkiye Petrol Rafinerileri AS	2,200	49,770
Turk Hava Yollari Anonim Ortakligi (THY) AS	11,345	36,427
Turk Sise ve Cam Fabrikalari AS	13,061	16,395
Turk Telekomunikasyon AS	5,500	16,555
Turkcell Iletisim Hizmetleri AS(1)	11,300	65,997
Turkiye Garanti Bankasi AS	16,600	61,149
Turkiye Halk Bankasi AS	7,600	51,099
Turkiye Is Bankasi	13,500	31,927
Turkiye Vakiflar Bankasi TAO	4,800	10,081
Ulker Gida Sanayi ve Ticaret AS	1,300	9,962
Yapi ve Kredi Bankasi AS	10,500	21,953
Yazicilar Holding AS	2,100	19,182

		$823,689

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	17,000	$36,015
Abu Dhabi National Hotels	13,000	11,686
Air Arabia (PJSC)	48,200	17,375

Security	Shares	Value

United Arab Emirates (continued)
Aldar Properties (PJSC)	10,700	$11,740
Arabtec Holding Co.(1)	27,700	67,761
DP World, Ltd.	4,000	74,048
Emaar Properties (PJSC)	20,400	60,665
First Gulf Bank (PJSC)	11,700	55,304
National Bank of Abu Dhabi (PJSC)	10,579	41,131
Ras Al Khaimah Ceramics	9,768	10,138
Union National Bank	17,575	34,440

		$420,303

United Kingdom — 2.6%
Aberdeen Asset Management PLC	1,370	$10,133
Anglo American PLC	2,201	58,840
Associated British Foods PLC	1,345	67,533
AstraZeneca PLC	852	67,252
Aviva PLC	16,068	143,195
BAE Systems PLC	6,326	42,798
Barclays PLC	21,142	90,277
BHP Billiton PLC	1,281	41,587
BP PLC	19,562	165,164
Bunzl PLC	889	25,329
Burberry Group PLC	3,498	87,850
Capita PLC	2,152	39,462
Centrica PLC	25,833	144,072
Cobham PLC	12,471	65,059
Coca-Cola HBC AG	1,526	38,673
Diageo PLC	5,237	160,461
Experian PLC	1,622	31,186
HSBC Holdings PLC	7,922	80,944
Kingfisher PLC	2,686	19,007
Lloyds Banking Group PLC(1)	72,076	91,912
Marks & Spencer Group PLC	4,767	35,640
Melrose Industries PLC	2,413	11,653
National Grid PLC	1,688	23,992
Old Mutual PLC	27,076	91,519
Prudential PLC	1,639	37,679
Randgold Resources, Ltd.	694	55,786
Reed Elsevier PLC	1,183	17,446
Rio Tinto PLC	949	51,595
Royal Dutch Shell PLC, Class A	5,248	207,475
Royal Dutch Shell PLC, Class B	629	26,708
Sage Group PLC (The)	4,702	33,918
Schroders PLC	596	25,775
Serco Group PLC	5,870	33,457
Severn Trent PLC	778	24,251

24	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Shire PLC	569	$32,542
Smiths Group PLC	1,513	34,154
SSE PLC	350	9,025
Standard Chartered PLC	3,539	76,645
Tesco PLC	19,556	96,879
Travis Perkins PLC	1,209	34,904
Tullow Oil PLC	2,917	43,391
Unilever PLC	603	26,974
United Utilities Group PLC	1,376	18,509
Vodafone Group PLC ADR	22,169	84,167
Whitbread PLC	727	50,146
Wolseley PLC	632	36,621

		$2,691,585

United States — 40.4%
3M Co.	2,062	$286,804
A.O. Smith Corp.	542	25,344
Abaxis, Inc.(1)	716	29,077
Abbott Laboratories	3,499	135,551
AbbVie, Inc.	2,662	138,637
Accenture PLC, Class A	1,915	153,621
Acorda Therapeutics, Inc.(1)	789	27,970
Actavis PLC(1)	612	125,050
Advance Auto Parts, Inc.	215	26,077
AGL Resources, Inc.	3,074	165,996
Air Products and Chemicals, Inc.	1,557	182,979
Airgas, Inc.	1,044	110,935
Akamai Technologies, Inc.(1)	501	26,588
Alaska Air Group, Inc.	652	61,340
Alere, Inc.(1)	1,048	35,003
Alexion Pharmaceuticals, Inc.(1)	663	104,887
Allergan, Inc.	248	41,128
Allied Nevada Gold Corp.(1)	11,792	39,975
Allied World Assurance Co. Holdings, Ltd.	261	28,107
Altera Corp.	533	17,333
Altria Group, Inc.	7,946	318,714
Amazon.com, Inc.(1)	511	155,410
Amdocs, Ltd.	4,549	211,665
Ameren Corp.	2,515	103,895
American Electric Power Co., Inc.	2,656	142,919
American Express Co.	908	79,386
American Financial Group, Inc.	2,206	128,897
American States Water Co.	1,494	45,358
American Tower Corp.	604	50,446
American Water Works Co., Inc.	867	39,475

Security	Shares	Value

United States (continued)
AmerisourceBergen Corp.	2,751	$179,310
Amgen, Inc.	1,814	202,714
Amsurg Corp.(1)	956	41,404
Analog Devices, Inc.	2,718	139,406
Analogic Corp.	311	23,350
AOL, Inc.(1)	1,065	45,593
Aon PLC	1,042	88,445
Apache Corp.	148	12,846
Apple, Inc.	326	192,369
Applied Industrial Technologies, Inc.	306	14,664
Applied Materials, Inc.	2,608	49,708
AptarGroup, Inc.	2,395	161,471
Aqua America, Inc.	825	20,699
Arch Capital Group, Ltd.(1)	1,291	74,000
Argo Group International Holdings, Ltd.	425	18,879
Arthur J. Gallagher & Co.	2,726	122,725
Ascent Capital Group, Inc., Series A(1)	213	14,648
Associated Banc-Corp.	2,471	43,366
Astoria Financial Corp.	1,769	23,457
AT&T, Inc.	12,772	455,960
Automatic Data Processing, Inc.	4,009	312,542
AutoNation, Inc.(1)	435	23,051
AutoZone, Inc.(1)	103	54,991
Avago Technologies, Ltd.	394	25,019
Avery Dennison Corp.	2,582	125,640
Avista Corp.	1,068	34,336
Axis Capital Holdings, Ltd.	1,105	50,554
AZZ, Inc.	1,018	44,202
Banco Latinoamericano de Comercio Exterior SA, Class E	936	24,074
Bank of Hawaii Corp.	2,184	120,491
Bank of the Ozarks, Inc.	480	28,752
Baxter International, Inc.	1,073	78,104
BB&T Corp.	1,973	73,652
Becton, Dickinson and Co.	920	103,988
Bemis Co., Inc.	1,952	78,548
Berkshire Hathaway, Inc., Class B(1)	1,517	195,465
Bio Reference Labs, Inc.(1)	808	20,523
Biogen Idec, Inc.(1)	266	76,374
BioMarin Pharmaceutical, Inc.(1)	519	30,221
Black Hills Corp.	393	22,696
Blackbaud, Inc.	1,358	41,351
Bob Evans Farms, Inc.	215	10,077
Boston Private Financial Holdings, Inc.	2,240	28,022
Bristol-Myers Squibb Co.	4,629	231,867
Bristow Group, Inc.	1,440	110,592
Broadridge Financial Solutions, Inc.	3,218	123,378

25	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Brown-Forman Corp., Class B	1,452	$130,273
Buffalo Wild Wings, Inc.(1)	272	39,745
Bunge, Ltd.	200	15,930
CA, Inc.	2,922	88,069
Cabot Microelectronics Corp.(1)	632	27,410
California Water Service Group	1,648	37,080
Campbell Soup Co.	3,680	167,403
Cardinal Health, Inc.	2,136	148,473
Carnival Corp.	3,554	139,708
Caterpillar, Inc.	1,382	145,663
Celgene Corp.(1)	799	117,461
CenturyLink, Inc.	4,011	140,024
Cerner Corp.(1)	1,977	101,420
Chemical Financial Corp.	558	15,663
Chevron Corp.	2,308	289,700
Chipotle Mexican Grill, Inc.(1)	211	105,184
Cincinnati Financial Corp.	2,123	103,475
Cinemark Holdings, Inc.	2,696	79,856
Cintas Corp.	2,660	156,754
City National Corp.	356	25,835
Clean Harbors, Inc.(1)	866	51,960
Clorox Co. (The)	1,605	145,573
CME Group, Inc.	1,250	87,988
Coca-Cola Co. (The)	7,126	290,670
Coeur d’Alene Mines Corp.(1)	4,865	42,131
Cogent Communications Group, Inc.	1,139	39,261
Cognizant Technology Solutions Corp., Class A(1)	1,644	78,756
Colgate-Palmolive Co.	2,254	151,694
Colony Financial, Inc.	854	18,575
Columbia Banking System, Inc.	563	13,974
Comerica, Inc.	1,423	68,646
Commerce Bancshares, Inc.	1,881	81,786
Compass Minerals International, Inc.	1,001	91,692
ConAgra Foods, Inc.	3,585	109,378
CONMED Corp.	899	41,651
ConocoPhillips	2,488	184,883
Consolidated Edison, Inc.	3,040	176,411
Copa Holdings SA, Class A	670	90,638
Costar Group, Inc.(1)	320	51,485
Costco Wholesale Corp.	3,074	355,600
Covanta Holding Corp.	5,264	97,121
Cracker Barrel Old Country Store, Inc.	1,339	126,857
CST Brands, Inc.	667	21,764
Cullen/Frost Bankers, Inc.	1,718	131,272
Cummins, Inc.	306	46,160
CVR Energy, Inc.	1,690	83,064

Security	Shares	Value

United States (continued)
CVS Caremark Corp.	1,715	$124,715
Darden Restaurants, Inc.	2,784	138,393
Deere & Co.	1,003	93,620
Delta Air Lines, Inc.	2,450	90,234
Devon Energy Corp.	2,244	157,080
Diamond Offshore Drilling, Inc.	2,353	128,497
DineEquity, Inc.	1,778	134,790
Discovery Communications, Inc., Class A(1)	511	38,785
Dollar Tree, Inc.(1)	318	16,558
Dominion Resources, Inc.	1,674	121,432
Domtar Corp.	1,086	101,389
Dow Chemical Co. (The)	2,167	108,133
Dr Pepper Snapple Group, Inc.	1,534	85,014
DST Systems, Inc.	1,778	163,914
DSW, Inc., Class A	124	4,140
DTE Energy Co.	1,308	102,207
Duke Energy Corp.	4,060	302,429
E.I. du Pont de Nemours & Co.	4,206	283,148
Eaton Corp. PLC	810	58,838
eBay, Inc.(1)	1,182	61,263
Ecolab, Inc.	628	65,714
Edwards Lifesciences Corp.(1)	289	23,545
Eli Lilly & Co.	2,799	165,421
EMC Corp.	1,209	31,192
EMCOR Group, Inc.	999	45,944
Emerson Electric Co.	3,089	210,608
Endurance Specialty Holdings, Ltd.	2,155	109,517
EnPro Industries, Inc.(1)	539	38,382
Entergy Corp.	2,145	155,512
ESCO Technologies, Inc.	488	16,309
Everest Re Group, Ltd.	294	46,461
Exxon Mobil Corp.	4,934	505,291
Facebook, Inc., Class A(1)	3,582	214,132
Fastenal Co.	282	14,123
FedEx Corp.	802	109,272
Fidelity National Information Services, Inc.	1,276	68,177
First Commonwealth Financial Corp.	2,296	19,723
First Financial Bankshares, Inc.	1,009	59,581
First Midwest Bancorp, Inc.	1,278	20,921
First Niagara Financial Group, Inc.	5,011	44,698
FirstEnergy Corp.	3,337	112,624
Fiserv, Inc.(1)	908	55,188
Foot Locker, Inc.	669	31,129
Forward Air Corp.	1,084	47,945
Franklin Electric Co., Inc.	554	21,423
Freeport-McMoRan Copper & Gold, Inc.	4,557	156,624

26	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Frontier Communications Corp.	30,856	$183,593
Garmin, Ltd.	2,287	130,588
General Electric Co.	4,110	110,518
General Mills, Inc.	2,260	119,825
Genuine Parts Co.	903	78,669
Gilead Sciences, Inc.(1)	222	17,425
Global Payments, Inc.	566	37,826
Golar LNG, Ltd.	2,042	90,256
Google, Inc., Class A(1)	269	143,883
Google, Inc., Class C	269	141,672
Graham Holdings Co., Class B	43	28,863
GulfMark Offshore, Inc., Class A	556	25,026
Hanger Orthopedic Group, Inc.(1)	598	20,733
Harris Corp.	1,646	121,014
Hasbro, Inc.	2,479	136,990
Hawaiian Electric Industries Co.	4,885	117,191
HeartWare International, Inc.(1)	378	32,115
Hecla Mining Co.	15,974	49,040
HEICO Corp.	480	26,554
Hershey Co. (The)	1,224	117,798
Hittite Microwave Corp.(1)	593	35,200
HollyFrontier Corp.	2,950	155,140
Home BancShares, Inc.	262	8,308
Home Depot, Inc. (The)	1,839	146,219
Howard Hughes Corp. (The)(1)	181	25,840
Hubbell, Inc., Class B	136	16,010
IBERIABANK Corp.	578	36,356
ICU Medical, Inc.(1)	208	11,602
IDACORP, Inc.	407	22,849
IDEX Corp.	526	39,224
IHS, Inc.(1)	227	27,383
Illinois Tool Works, Inc.	2,673	227,820
Integrys Energy Group, Inc.	2,707	165,885
Intel Corp.	9,065	241,945
International Business Machines Corp.	1,025	201,382
International Flavors & Fragrances, Inc.	1,412	139,110
Intersil Corp.	4,056	50,051
Investors Bancorp, Inc.	1,430	38,224
Isis Pharmaceuticals, Inc.(1)	1,197	31,852
J.B. Hunt Transport Services, Inc.	68	5,175
j2 Global, Inc.	442	20,491
Jack Henry & Associates, Inc.	1,893	104,418
Jack in the Box, Inc.(1)	1,099	58,840
JetBlue Airways Corp.(1)	4,413	34,885
Johnson & Johnson	4,187	424,101
Jones Lang LaSalle, Inc.	222	25,728

Security	Shares	Value

United States (continued)
JoS. A. Bank Clothiers, Inc.(1)	435	$28,079
Kaiser Aluminum Corp.	534	37,594
Kellogg Co.	1,710	114,279
KeyCorp	1,722	23,488
Kimberly-Clark Corp.	966	108,433
Kinder Morgan, Inc.	1,584	51,733
Kirby Corp.(1)	273	27,469
Kohl’s Corp.	1,127	61,748
Kraft Foods Group, Inc.	1,023	58,168
L Brands, Inc.	1,441	78,102
L-3 Communications Holdings, Inc.	1,361	157,019
Lam Research Corp.(1)	491	28,287
Landstar System, Inc.	2,336	147,145
Las Vegas Sands Corp.	133	10,524
Leggett & Platt, Inc.	2,659	87,375
Leidos Holdings, Inc.	1,700	63,308
Lennox International, Inc.	387	32,442
Linear Technology Corp.	3,544	157,708
Lions Gate Entertainment Corp.	877	23,267
Lockheed Martin Corp.	613	100,618
Lorillard, Inc.	2,799	166,317
Lowe’s Companies, Inc.	2,274	104,399
M&T Bank Corp.	2,371	289,286
Madison Square Garden Co. (The)(1)	921	50,287
Manhattan Associates, Inc.(1)	1,016	32,034
Marathon Oil Corp.	3,449	124,681
Marathon Petroleum Corp.	2,427	225,590
Marsh & McLennan Cos., Inc.	3,505	172,832
Martin Marietta Materials, Inc.	191	23,747
MasterCard, Inc., Class A	2,465	181,301
Mattel, Inc.	2,273	89,136
Maxim Integrated Products, Inc.	362	11,743
McDonald’s Corp.	2,863	290,251
McGraw Hill Financial, Inc.	1,311	96,922
McKesson Corp.	1,360	230,098
MDC Holdings, Inc.	765	21,114
MeadWestvaco Corp.	1,989	77,710
Medicines Co. (The)(1)	888	23,621
Medtronic, Inc.	2,503	147,226
Merck & Co., Inc.	5,925	346,968
Mercury General Corp.	2,755	131,854
Meredith Corp.	4,483	197,566
MGE Energy, Inc.	619	23,658
Microchip Technology, Inc.	3,950	187,783
Microsoft Corp.	9,426	380,810
Minerals Technologies, Inc.	932	55,445

27	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Mondelez International, Inc., Class A	2,898	$103,314
Monsanto Co.	958	106,051
Morningstar, Inc.	257	18,846
Murphy Oil Corp.	2,654	168,343
Murphy USA, Inc.(1)	361	15,343
MWI Veterinary Supply, Inc.(1)	182	28,508
National Health Investors, Inc.	289	17,828
National Healthcare Corp.	397	21,728
National Oilwell Varco, Inc.	2,268	178,106
Neogen Corp.(1)	576	24,062
New York Community Bancorp, Inc.	9,833	151,527
Newmont Mining Corp.	5,821	144,535
NextEra Energy, Inc.	1,177	117,523
NIC, Inc.	1,775	32,554
NII Holdings, Inc.(1)	8,621	7,413
Noble Energy, Inc.	1,527	109,608
Nordstrom, Inc.	288	17,649
Northern Trust Corp.	308	18,557
Northrop Grumman Corp.	1,309	159,057
NorthWestern Corp.	973	47,074
Nucor Corp.	2,137	110,590
O’Reilly Automotive, Inc.(1)	151	22,467
Occidental Petroleum Corp.	1,859	177,999
Oceaneering International, Inc.	1,297	95,044
OGE Energy Corp.	1,034	38,599
Old Republic International Corp.	9,580	158,645
Olin Corp.	3,113	87,475
Omnicare, Inc.	523	30,998
Omnicom Group, Inc.	2,021	136,781
ONE Gas, Inc.	448	16,388
Oneok, Inc.	732	46,277
OpenTable, Inc.(1)	392	26,327
Oracle Corp.	990	40,471
Owens & Minor, Inc.	2,158	72,379
Packaging Corp. of America	2,245	149,584
PacWest Bancorp	395	15,551
Pandora Media, Inc.(1)	517	12,108
Panera Bread Co., Class A(1)	232	35,489
Papa John’s International, Inc.	483	21,184
Parker Hannifin Corp.	593	75,240
PartnerRe, Ltd.	1,866	196,676
Patterson Cos., Inc.	3,555	144,688
Paychex, Inc.	4,982	208,297
PDL BioPharma, Inc.	13,313	113,027
PennyMac Mortgage Investment Trust	1,550	36,332
People’s United Financial, Inc.	8,880	126,806

Security	Shares	Value

United States (continued)
Pepco Holdings, Inc.	6,791	$181,727
PepsiCo, Inc.	4,349	373,536
Pfizer, Inc.	9,508	297,410
Philip Morris International, Inc.	4,043	345,393
Phillips 66	1,261	104,940
Piedmont Natural Gas Co., Inc.	428	15,318
Pinnacle Financial Partners, Inc.(1)	706	24,406
PNC Financial Services Group, Inc. (The)	1,019	85,637
Power Integrations, Inc.	543	25,646
PPG Industries, Inc.	413	79,965
PPL Corp.	2,389	79,649
Praxair, Inc.	1,810	236,295
Prestige Brands Holdings, Inc.(1)	863	28,928
priceline.com, Inc.(1)	181	209,553
Pricesmart, Inc.	293	28,140
ProAssurance Corp.	2,929	133,035
Procter & Gamble Co. (The)	4,062	335,318
Progressive Corp.	3,052	74,011
Public Service Enterprise Group, Inc.	2,112	86,529
Quest Diagnostics, Inc.	1,488	83,224
Ralph Lauren Corp.	78	11,807
Raytheon Co.	1,519	145,034
Regal Entertainment Group	8,200	154,160
Regal-Beloit Corp.	187	13,975
Republic Services, Inc.	4,423	155,203
Retail Opportunity Investments Corp.	1,064	16,641
Reynolds American, Inc.	2,739	154,562
Rockwell Automation, Inc.	283	33,728
Ross Stores, Inc.	352	23,964
Royal Gold, Inc.	735	48,657
RPM International, Inc.	3,658	156,050
RR Donnelley & Sons Co.	3,058	53,821
SBA Communications Corp., Class A(1)	399	35,814
SCANA Corp.	1,844	98,986
Schlumberger, Ltd.	2,865	290,941
Science Applications International Corp.	516	20,124
Scotts Miracle-Gro Co. (The), Class A	2,318	141,885
Seattle Genetics, Inc.(1)	1,072	41,251
Selective Insurance Group, Inc.	1,046	23,995
SemGroup Corp., Class A	520	33,218
Sempra Energy	1,551	152,944
Sherwin-Williams Co. (The)	428	85,532
Sigma-Aldrich Corp.	459	44,160
Signature Bank(1)	509	60,479
Sonoco Products Co.	3,276	137,854
Southern Co. (The)	4,713	215,997

28	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Southwest Airlines Co.	4,689	$113,333
Southwest Gas Corp.	259	14,248
Spectra Energy Corp.	7,776	308,785
Sprint Nextel Corp.(1)	2,876	24,446
Standex International Corp.	316	18,761
Stanley Black & Decker, Inc.	144	12,368
Starbucks Corp.	2,960	209,035
Stryker Corp.	348	27,057
Sysco Corp.	4,106	149,582
TAL International Group, Inc.(1)	2,719	114,687
Targa Resources Corp.	496	53,563
Target Corp.	3,423	211,370
Techne Corp.	361	32,241
TECO Energy, Inc.	4,268	76,653
Teekay Corp.	3,643	204,409
Teleflex, Inc.	1,183	120,772
Tesoro Corp.	1,248	70,250
Tetra Tech, Inc.(1)	1,285	36,841
Texas Capital Bancshares, Inc.(1)	504	28,320
Texas Industries, Inc.(1)	575	49,853
Texas Instruments, Inc.	2,153	97,854
Texas Roadhouse, Inc.	1,171	28,971
TFS Financial Corp.(1)	2,168	29,030
Thomson Reuters Corp.	5,475	198,085
Tidewater, Inc.	2,483	126,459
Time Warner Cable, Inc.	539	76,247
Time Warner, Inc.	3,951	262,583
TJX Cos., Inc. (The)	1,842	107,168
Towers Watson & Co., Class A	448	50,275
Tredegar Corp.	1,164	24,223
Trex Co., Inc.(1)	90	7,067
Tyco International, Ltd.	261	10,675
Tyler Technologies, Inc.(1)	266	21,719
U.S. Bancorp	5,583	227,675
UGI Corp.	681	31,796
UIL Holdings Corp.	530	19,467
Umpqua Holdings Corp.	1,733	28,820
Union Pacific Corp.	585	111,402
United Bankshares, Inc.	393	11,495
United Parcel Service, Inc., Class B	3,201	315,298
United Technologies Corp.	1,897	224,472
UnitedHealth Group, Inc.	2,697	202,383
URS Corp.	529	24,926
Valero Energy Corp.	2,180	124,631
Validus Holdings, Ltd.	2,249	83,370
Valspar Corp. (The)	409	29,873

Security	Shares	Value

United States (continued)
ValueVision Media, Inc.(1)	2,843	$13,305
Vectren Corp.	2,973	120,615
VeriSign, Inc.(1)	298	14,060
Verizon Communications, Inc.	8,745	408,654
Viacom, Inc., Class B	1,085	92,203
Visa, Inc., Class A	1,261	255,491
Vistaprint NV(1)	466	18,393
Vitamin Shoppe, Inc.(1)	274	13,119
W.W. Grainger, Inc.	128	32,563
Wal-Mart Stores, Inc.	3,800	302,898
Walgreen Co.	1,057	71,770
Walt Disney Co. (The)	740	58,712
Washington Federal, Inc.	2,109	45,512
Waste Connections, Inc.	726	32,423
Waste Management, Inc.	9,455	420,275
Watsco, Inc.	358	36,842
WellPoint, Inc.	1,641	165,216
Wells Fargo & Co.	3,184	158,054
Wendy’s Co. (The)	3,955	32,866
Werner Enterprises, Inc.	3,338	85,453
Westamerica Bancorporation	569	28,917
Westar Energy, Inc.	4,246	152,346
Western Alliance Bancorp(1)	1,256	28,976
Western Refining, Inc.	1,219	53,027
White Mountains Insurance Group, Ltd.	31	18,484
Williams Cos., Inc.	3,398	143,294
Windstream Holdings, Inc.	9,021	81,820
World Fuel Services Corp.	521	23,726
Wynn Resorts, Ltd.	416	84,818
Xcel Energy, Inc.	4,602	146,666
Xilinx, Inc.	773	36,478
Yahoo! Inc.(1)	327	11,756
Yum! Brands, Inc.	1,565	120,489
Zions Bancorporation	770	22,268

		$42,139,541

Total Common Stocks (identified cost $66,594,448)		$83,783,553

Equity-Linked Securities(6)(7) — 1.3%

Security	Maturity Date	Shares	Value

India — 1.3%
Adani Enterprises, Ltd.	11/2/16	6,600	$45,705
Adani Ports and Special Economic Zone	11/2/16	5,500	17,133

29	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

India (continued)
Apollo Hospitals Enterprises, Ltd.	11/2/16	1,100	$16,308
Asian Paints, Ltd.	8/17/16	2,300	19,251
Axis Bank, Ltd.	10/8/14	1,000	25,145
Bajaj Auto, Ltd.	7/29/16	700	22,183
Bharat Heavy Electricals, Ltd.	9/29/14	7,300	21,864
Bharti Airtel, Ltd.	9/29/14	10,400	56,524
Cairn India, Ltd.	9/29/14	5,800	32,219
Cipla, Ltd.	9/29/14	3,100	20,414
Coal India, Ltd.	11/2/16	7,500	36,262
DLF, Ltd.	11/2/16	10,600	24,592
Federal Bank, Ltd.	7/29/16	12,862	19,293
GAIL India, Ltd.	4/6/16	4,100	25,133
GlaxoSmithKline Pharmaceuticals, Ltd.	11/3/16	300	12,263
Hero Motocorp, Ltd.	10/8/14	700	25,525
Hindalco Industries, Ltd.	6/30/16	5,400	12,015
Hindustan Unilever, Ltd.	10/1/14	3,800	35,739
Hindustan Zinc, Ltd.	10/13/14	11,300	24,182
IDBI Bank, Ltd.	11/2/16	28,400	32,092
Idea Cellular, Ltd.	11/2/16	7,800	17,394
Indian Oil Corp., Ltd.	4/26/16	5,800	25,317
IndusInd Bank, Ltd.	12/15/14	4,400	34,892
Infrastructure Development Finance Company, Ltd.	10/8/14	18,700	34,595
ITC, Ltd.	9/29/14	9,000	50,850
Jindal Steel and Power, Ltd. JSPL	9/29/14	4,300	18,189
Kotak Mahindra Bank, Ltd.	10/13/14	2,600	34,580
Larsen & Toubro, Ltd.	11/4/14	1,900	40,745
Lupin, Ltd.	11/2/16	1,660	27,224
Mahindra & Mahindra, Ltd.	10/15/14	2,100	37,401
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	17,987
Nestle India, Ltd.	9/8/15	150	11,855
NMDC, Ltd.	11/2/16	14,500	36,105
NTPC, Ltd.	4/26/16	18,800	36,284
Oil and Natural Gas Corp., Ltd.	4/26/16	10,700	57,619
Oil India, Ltd.	11/2/16	3,450	27,289
Power Finance Co.	7/27/15	6,500	19,793
Power Grid Corp. of India, Ltd.	11/16/15	18,700	32,725
Reliance Infrastructure, Ltd.	4/26/16	1,700	14,331
Shriram Transport Finance Co.	9/24/14	952	11,595
Sun Pharmaceutical Industries, Ltd.	4/26/16	3,400	35,649
Tata Chemicals, Ltd.	6/30/16	1,900	8,959
Tata Consultancy Services, Ltd.	10/13/14	2,400	87,072
Tata Power Co., Ltd.	4/26/16	15,600	20,202
Tata Power Co., Ltd.	4/5/19	2,151	2,786
Tata Steel, Ltd.	10/13/14	4,200	27,888
Union Bank of India, Ltd.	7/29/16	9,500	23,797

Security	Maturity Date	Shares	Value

India (continued)
Wipro, Ltd.	10/13/14	3,793	$32,828
Yes Bank, Ltd.	11/2/16	5,100	37,255

Total Equity-Linked Securities (identified cost $1,260,731)			$1,387,048

Rights(1) — 0.0%(2)

Security	Shares	Value

Egypt Kuwait Holding Co., Exp. 5/1/14	5,520	$994

Total Rights (identified cost $0)		$994

Warrants(1) — 0.0%(2)

Security	Shares	Value
BTS Group Holdings PCL, Exp. 11/1/18, Strike THB 12.00	16,667	$417

Total Warrants (identified cost $0)		$417

Short-Term Investments — 14.4%

U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/5/15(8)	$2,000	$1,998,632

Total U.S. Treasury Obligations (identified cost $1,997,989)		$1,998,632

Other — 12.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)	$13,000	$12,999,693

Total Other (identified cost $12,999,693)		$12,999,693

Total Short-Term Investments (identified cost $14,997,682)		$14,998,325

Total Investments — 96.0% (identified cost $82,852,861)		$100,170,337

Other Assets, Less Liabilities — 4.0%		$4,156,512

Net Assets — 100.0%		$104,326,849

30	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $237,353 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $1,387,048 or 1.3% of the Portfolio’s net assets.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	59.7%	$62,238,312
Euro	8.0	8,381,747
Hong Kong Dollar	2.7	2,825,513
British Pound Sterling	2.6	2,691,585
Japanese Yen	2.4	2,550,048
New Taiwan Dollar	1.5	1,582,715
Swiss Franc	1.5	1,568,892
South Korean Won	1.5	1,567,056
South African Rand	1.5	1,549,654
Australian Dollar	1.3	1,307,823
Brazilian Real	1.1	1,198,615
Swedish Krona	1.1	1,098,585
Other currency, less than 1% each	11.1	11,609,792

Total Investments	96.0%	$100,170,337

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.3%	$14,980,414
Industrials	9.5	9,925,502
Consumer Discretionary	8.5	8,847,577
Consumer Staples	8.2	8,553,717
Materials	7.9	8,246,161
Information Technology	7.8	8,170,223
Energy	7.6	7,896,148
Health Care	7.2	7,536,581
Utilities	5.9	6,135,231
Telecommunication Services	4.7	4,880,458
Short-Term Investments	14.4	14,998,325

Total Investments	96.0%	$100,170,337

31	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $69,853,168)	$87,170,644
Affiliated investment, at value (identified cost, $12,999,693)	12,999,693
Cash	43,212
Restricted cash*	4,180,593
Foreign currency, at value (identified cost, $474,278)	474,250
Dividends receivable	170,332
Interest receivable from affiliated investment	1,443
Receivable for investments sold	2,127,590
Receivable for open swap contracts	313,441
Tax reclaims receivable	105,197
Total assets	$107,586,395

Liabilities
Payable for investments purchased	$891,676
Payable for variation margin on open financial futures contracts	86,302
Payable for open swap contracts	432,036
Payable for closed swap contracts	1,642,266
Payable to affiliates:
Investment adviser fee	69,936
Trustees’ fees	647
Accrued foreign capital gains taxes	512
Accrued expenses	136,171
Total liabilities	$3,259,546
Net Assets applicable to investors’ interest in Portfolio	$104,326,849

Sources of Net Assets
Investors’ capital	$88,476,826
Net unrealized appreciation	15,850,023
Total	$104,326,849

*	Represents restricted cash on deposit at the broker for open derivative contracts.

32	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $76,459)	$1,558,002
Interest	4,691
Interest allocated from affiliated investment	10,663
Expenses allocated from affiliated investment	(1,286)
Total investment income	$1,572,070

Expenses
Investment adviser fee	$574,982
Trustees’ fees and expenses	3,725
Custodian fee	206,818
Legal and accounting services	32,223
Miscellaneous	15,070
Total expenses	$832,818
Deduct —
Reduction of custodian fee	$95
Total expense reductions	$95

Net expenses	$832,723

Net investment income	$739,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $314)	$7,609,281
Investment transactions allocated from affiliated investment	114
Financial futures contracts	(5,397,128)
Swap contracts	(533,405)
Foreign currency transactions	(15,184)
Net realized gain	$1,663,678
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $1,234)	$(5,010,994)
Financial futures contracts	1,900,295
Swap contracts	(357,294)
Foreign currency	3,769
Net change in unrealized appreciation (depreciation)	$(3,464,224)

Net realized and unrealized loss	$(1,800,546)

Net decrease in net assets from operations	$(1,061,199)

33	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$739,347	$1,254,711
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	1,663,678	(15,740,595)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(3,464,224)	10,590,324
Net decrease in net assets from operations	$(1,061,199)	$(3,895,560)
Capital transactions —
Contributions	$5,910,852	$15,302,603
Withdrawals	(90,317,618)	(85,317,708)
Net decrease in net assets from capital transactions	$(84,406,766)	$(70,015,105)

Net decrease in net assets	$(85,467,965)	$(73,910,665)

Net Assets
At beginning of period	$189,794,814	$263,705,479
At end of period	$104,326,849	$189,794,814

34	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.17	%(2)	1.26%	1.30	%(3)
Net investment income	1.03	%(2)	0.53%	0.56%
Portfolio Turnover	4	%(4)	65%	22%

Total Return	(0.33	)%(4)	(1.59)%	1.60%

Net assets, end of period (000’s omitted)	$104,327		$189,795	$263,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(4)	Not annualized.

35	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Market Neutral Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Parametric Market Neutral Fund held an interest of 55.6%, 7.5% and 28.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $2,587,250 or 2.5% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

36

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

37

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR, the investment advisory agreement between the Subsidiary and BMR and subsequent fee reduction agreements, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.80% of its respective average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $574,982 or 0.80% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,511,364 and $76,432,412, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,558,452

Gross unrealized appreciation	$19,165,197
Gross unrealized depreciation	(2,553,312)

Net unrealized appreciation	$16,611,885

38

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/14	96 E-mini MSCI EAFE Index	Short	$(8,821,964)	$(9,236,640)	$(414,676)
6/14	41 E-mini MSCI Emerging Markets Index	Short	(1,904,540)	(2,038,725)	(134,185)
6/14	423 E-mini S&P 500 Index	Short	(38,912,963)	(39,717,585)	(804,622)

					$(1,353,483)

Total Return Swaps
Counterparty	Notional Amount	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Bank of America	$10,022,712	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA+0.02%	10/31/14	$(17,307)
Bank of America	16,492,911	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.04%	10/31/14	(39,868)
Merrill Lynch International	20,359,250	Pays	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15%	5/7/14	(197,968)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	5/7/14	(58,617)
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	5/7/14	(1,829)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	5/7/14	6,827
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	5/7/14	(10,180)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Gas Oil Index	Pays	0.20	5/7/14	(7,364)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	5/7/14	(12,707)
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	5/7/14	3,114
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	5/7/14	78,741
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	5/7/14	(51,573)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	5/7/14	(7,534)

39

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Merrill Lynch International	$ 808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20%	5/7/14	$7,776
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	5/7/14	(3,142)
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	5/7/14	(6,214)
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	5/7/14	14,875
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	5/7/14	17,377
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	5/7/14	12,582
Merrill Lynch International	404,357	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	5/7/14	16,880
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	5/7/14	16,082
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	5/7/14	18,882
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	5/7/14	3,995
Merrill Lynch International	808,715	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	5/7/14	52,709
Merrill Lynch International	808,715	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	5/7/14	(17,733)
Merrill Lynch International	1,617,430	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Index	Pays	0.35	5/7/14	63,601

							$(118,595)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In following its generally market-neutral strategy, the Portfolio achieved its long and short exposures to commodities using swap contracts and its short exposure to equities using swap contracts and futures contracts during the six months ended April 30, 2014. In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk:  The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $432,036. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,019,637 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc.

40

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Total

Receivable for open swap contracts	$313,441	$—	$313,441

Total Asset Derivatives subject to master netting or similar agreements	$313,441	$—	$313,441

	Commodity	Equity Price	Total

Net unrealized appreciation*	$—	$(1,353,483)	$(1,353,483)
Payable for open swap contracts	(374,861)	(57,175)	(432,036)

Total Liability Derivatives	$(374,861)	$(1,410,658)	$(1,785,519)

Derivatives not subject to master netting or similar agreements	$—	$(1,353,483)	$(1,353,483)

Total Liability Derivatives subject to master netting or similar agreements	$(374,861)	$(57,175)	$(432,036)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

41

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Merrill Lynch International	$313,441	$(313,441)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America	$(57,175)	$—	$—	$57,175	$—
Merrill Lynch International	(374,861)	313,441	61,420	—	—

	$(432,036)	$313,441	$61,420	$57,175	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price

Net realized gain (loss) —
Financial futures contracts	$—	$(5,397,128)
Swap contracts	(649,034)	115,629

Total	$(649,034)	$(5,281,499)

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$1,900,295
Swap contracts	(269,474)	(87,820)

Total	$(269,474)	$1,812,475

42

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts - Short	Swap Contracts

$74,479,000	$88,417,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

43

Parametric Market Neutral Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$494,362	$13,706,022	$147	$14,200,531
Developed Europe	—	14,907,829	—	14,907,829
Developed Middle East	168,226	298,553	—	466,779
Emerging Europe	136,980	3,959,929	—	4,096,909
Latin America	4,791,517	—	—	4,791,517
Middle East/Africa	—	3,180,447	—	3,180,447
North America	42,139,541	—	—	42,139,541

Total Common Stocks	$47,730,626	$36,052,780 **	$147	$83,783,553

Equity-Linked Securities	$—	$1,387,048	$—	$1,387,048
Rights	994	—	—	994
Warrants	417	—	—	417
Short-Term Investments —
U.S. Treasury Obligations	—	1,998,632	—	1,998,632
Other	—	12,999,693	—	12,999,693

Total Investments	$47,732,037	$52,438,153	$147	$100,170,337

Swap Contracts	$—	$313,441	$—	$313,441

Total	$47,732,037	$52,751,594	$147	$100,483,778

Liability Description
Futures Contracts	$(1,353,483)	$—	$—	$(1,353,483)
Swap Contracts	—	(432,036)	—	(432,036)

Total	$(1,353,483)	$(432,036)	$—	$(1,785,519)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

44

Parametric Market Neutral Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Parametric Market Neutral Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Market Neutral Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Parametric Market Neutral Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”) and the sub-advisory agreement of the Fund with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of EVM, as well as the sub-advisory agreement of the Portfolio with the Sub-adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements (together, the “advisory agreements”) for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board also considered the abilities and experience of the Sub-adviser’s personnel in making investments in long and short exposures to equity securities and commodities, including U.S., international and emerging markets equities, and derivative instruments linked to equities and commodities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

46

Parametric Market Neutral Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR and the Sub-adviser pursuant to a separate investment advisory agreement and sub-advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund, the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which applicable Advisers and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

47

Parametric Market Neutral Fund

April 30, 2014

Officers and Trustees

Officers of Parametric Market Neutral Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Parametric Market Neutral Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Market Neutral Fund and Parametric Market Neutral Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Parametric Market Neutral Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Parametric Market Neutral Portfolio and Parametric Market Neutral Fund

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Investment Adviser and Administrator of Parametric Market Neutral Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7784 4.30.14

Parametric Tax-Managed International Equity Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2014

Parametric Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Parametric Tax-Managed International Equity Fund

April 30, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	04/22/1998	04/22/1998	6.03%	12.34%	11.66%	5.77%
Class C at NAV	04/22/1998	04/22/1998	5.74	11.54	10.84	5.00
Class C with 1% Maximum Sales Charge	—	—	4.74	10.54	10.84	5.00
Institutional Class at NAV	09/02/2008	04/22/1998	6.20	12.64	11.98	5.95
MSCI EAFE Index	—	—	4.44%	13.35%	13.57%	6.92%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class After Taxes on Distributions		04/22/1998	04/22/1998	12.07%	11.67%	5.84%
Investor Class After Taxes on Distributions and Sale of Fund Shares		—	—	7.60	9.74	5.02
Class C After Taxes on Distributions		04/22/1998	04/22/1998	10.35	10.84	5.08
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	6.39	8.90	4.25
Institutional Class After Taxes on Distributions		09/02/2008	04/22/1998	12.34	11.99	6.01
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	7.85	10.07	5.20

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
Gross				1.71%	2.46%	1.46%
Net				1.50	2.25	1.25

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Tax-Managed International Equity Fund

April 30, 2014

Fund Profile4

Sector Allocation (% of net assets)[5]

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)[5]

Nestle SA	1.4%
Novo Nordisk A/S, Class B	1.4
SAP AG	1.3
ENI SpA	1.2
Linde AG	1.2
Anheuser-Busch InBev NV	1.2
DBS Group Holdings, Ltd.	1.1
Novartis AG	1.0
Royal Dutch Shell PLC, Class A	1.0
Roche Holding AG PC	1.0
Total	11.8%

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed International Equity Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Institutional Class is linked to Investor Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/15. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 1, 2014, the Portfolio is managed by David Stein, Ph.D., Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC.

4

Parametric Tax-Managed International Equity Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,060.30	$7.66	**	1.50%
Class C	$1,000.00	$1,057.40	$11.48	**	2.25%
Institutional Class	$1,000.00	$1,062.00	$6.39	**	1.25%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.40	$7.50	**	1.50%
Class C	$1,000.00	$1,013.60	$11.23	**	2.25%
Institutional Class	$1,000.00	$1,018.60	$6.26	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Tax-Managed International Equity Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $36,175,782)	$45,835,389
Receivable for Fund shares sold	15,389
Total assets	$45,850,778

Liabilities
Payable for Fund shares redeemed	$22,308
Payable to affiliates:
Distribution and service fees	15,556
Trustees’ fees	42
Other	730
Accrued expenses	31,923
Total liabilities	$70,559
Net Assets	$45,780,219

Sources of Net Assets
Paid-in capital	$87,505,337
Accumulated net realized loss from Portfolio	(51,725,062)
Accumulated undistributed net investment income	340,337
Net unrealized appreciation from Portfolio	9,659,607
Total	$45,780,219

Investor Class Shares
Net Assets	$29,219,955
Shares Outstanding	2,816,944
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.37

Class C Shares
Net Assets	$11,611,414
Shares Outstanding	1,180,069
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.84

Institutional Class Shares
Net Assets	$4,948,850
Shares Outstanding	477,938
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.35

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $71,941)	$892,911
Interest allocated from Portfolio	77
Miscellaneous income	15,769
Expenses allocated from Portfolio	(200,880)
Total investment income	$707,877

Expenses
Distribution and service fees
Investor Class	$36,326
Class C	57,613
Trustees’ fees and expenses	250
Custodian fee	5,863
Transfer and dividend disbursing agent fees	35,952
Legal and accounting services	10,122
Printing and postage	12,461
Registration fees	30,029
Miscellaneous	7,529
Total expenses	$196,145
Deduct —
Allocation of expenses to affiliates	$25,949
Total expense reductions	$25,949

Net expenses	$170,196

Net investment income	$537,681

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$29,505
Foreign currency transactions	5,384
Net realized gain	$34,889
Change in unrealized appreciation (depreciation) —
Investments	$2,042,885
Foreign currency	5,277
Net change in unrealized appreciation (depreciation)	$2,048,162

Net realized and unrealized gain	$2,083,051

Net increase in net assets from operations	$2,620,732

7	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$537,681	$661,378
Net realized gain from investment and foreign currency transactions	34,889	1,345,850
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,048,162	6,100,534
Net increase in net assets from operations	$2,620,732	$8,107,762
Distributions to shareholders —
From net investment income
Investor Class	$(559,367)	$(681,705)
Class B	—	(18,382)
Class C	(154,964)	(181,010)
Institutional Class	(78,173)	(56,931)
Total distributions to shareholders	$(792,504)	$(938,028)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$568,972	$892,333
Class B	—	5,178
Class C	166,588	525,380
Institutional Class	1,527,829	2,172,507
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	523,832	644,383
Class B	—	17,488
Class C	139,383	160,713
Institutional Class	32,605	38,473
Cost of shares redeemed
Investor Class	(2,617,315)	(7,046,737)
Class B	—	(75,953)
Class C	(997,903)	(2,215,850)
Institutional Class	(331,832)	(1,041,215)
Net asset value of shares exchanged
Investor Class	—	119,293
Class B	—	(119,293)
Net asset value of shares merged*
Investor Class	—	1,187,202
Class B	—	(1,187,202)
Net decrease in net assets from Fund share transactions	$(987,841)	$(5,923,300)

Net increase in net assets	$840,387	$1,246,434

Net Assets
At beginning of period	$44,939,832	$43,693,398
At end of period	$45,780,219	$44,939,832

Accumulated undistributed net investment income included in net assets
At end of period	$340,337	$595,160

*	At the close of business on February 22, 2013, Class B shares were merged into Investor Class shares.

8	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2014

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net asset value — Beginning of period	$9.970		$8.470		$7.870	$8.870	$8.600	$7.530

Income (Loss) From Operations
Net investment income(1)	$0.128	(2)	$0.157		$0.150	$0.091	$0.080	$0.121
Net realized and unrealized gain (loss)	0.463		1.549		0.567	(0.936)	0.340	1.078

Total income (loss) from operations	$0.591		$1.706		$0.717	$(0.845)	$0.420	$1.199

Less Distributions
From net investment income	$(0.191)		$(0.206)		$(0.117)	$(0.155)	$(0.151)	$(0.129)

Total distributions	$(0.191)		$(0.206)		$(0.117)	$(0.155)	$(0.151)	$(0.129)

Redemption fees(1)(3)	$—		$—		$—	$0.000 (4)	$0.001	$0.000	(4)

Net asset value — End of period	$10.370		$9.970		$8.470	$7.870	$8.870	$8.600

Total Return(5)	6.03	%(6)	20.52%		9.34%	(9.74)%	4.89%	16.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,220		$29,574		$28,998	$36,350	$73,731	$76,284
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.50	%(9)(10)	1.51	%(9)	1.86%	1.77%	1.68%	1.73	%(11)
Net investment income	2.58	%(2)(10)	1.72%		1.89%	1.02%	0.95%	1.67%
Portfolio Turnover of the Portfolio	2	%(6)	30%		117%	41%	72%	57%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.037 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.84%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not include the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.12% and 0.20% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(10)	Annualized.

(11)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

9	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net asset value — Beginning of period	$9.430		$8.010		$7.440	$8.390	$8.150	$7.100

Income (Loss) From Operations
Net investment income(1)	$0.085	(2)	$0.082		$0.087	$0.025	$0.017	$0.063
Net realized and unrealized gain (loss)	0.450		1.474		0.534	(0.886)	0.314	1.024

Total income (loss) from operations	$0.535		$1.556		$0.621	$(0.861)	$0.331	$1.087

Less Distributions
From net investment income	$(0.125)		$(0.136)		$(0.051)	$(0.089)	$(0.092)	$(0.037)

Total distributions	$(0.125)		$(0.136)		$(0.051)	$(0.089)	$(0.092)	$(0.037)

Redemption fees(1)(3)	$—		$—		$—	$0.000 (4)	$0.001	$0.000	(4)

Net asset value — End of period	$9.840		$9.430		$8.010	$7.440	$8.390	$8.150

Total Return(5)	5.74	%(6)	19.67%		8.44%	(10.40)%	4.07%	15.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,611		$11,820		$11,488	$14,022	$20,359	$25,599
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.25	%(9)(10)	2.26	%(9)	2.61%	2.53%	2.43%	2.48	%(11)
Net investment income	1.82	%(2)(10)	0.95%		1.16%	0.29%	0.21%	0.91%
Portfolio Turnover of the Portfolio	2	%(6)	30%		117%	41%	72%	57%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.035 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.07%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.12% and 0.20% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(10)	Annualized.

(11)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

10	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2014

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net asset value — Beginning of period	$9.960		$8.460		$7.880	$8.870	$8.600	$7.530

Income (Loss) From Operations
Net investment income(1)	$0.151	(2)	$0.174		$0.172	$0.115	$0.077	$0.157
Net realized and unrealized gain (loss)	0.454		1.555		0.552	(0.920)	0.363	1.072

Total income (loss) from operations	$0.605		$1.729		$0.724	$(0.805)	$0.440	$1.229

Less Distributions
From net investment income	$(0.215)		$(0.229)		$(0.144)	$(0.185)	$(0.171)	$(0.159)

Total distributions	$(0.215)		$(0.229)		$(0.144)	$(0.185)	$(0.171)	$(0.159)

Redemption fees(1)(3)	$—		$—		$—	$0.000 (4)	$0.001	$0.000	(4)

Net asset value — End of period	$10.350		$9.960		$8.460	$7.880	$8.870	$8.600

Total Return(5)	6.20	%(6)	20.86%		9.46%	(9.33)%	5.13%	16.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,949		$3,546		$1,919	$2,055	$618	$1,253
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.25	%(9)(10)	1.26	%(9)	1.61%	1.52%	1.43%	1.48	%(11)
Net investment income	3.06	%(2)(10)	1.90%		2.16%	1.33%	0.94%	2.11%
Portfolio Turnover of the Portfolio	2	%(6)	30%		117%	41%	72%	57%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.038 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.12% and 0.20% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(10)	Annualized.

(11)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

11	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (38.0% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $49,820,935 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($10,518,397), October 31, 2017 ($36,830,557) and October 31, 2019 ($2,471,981). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Parametric Tax-Managed International Equity Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a majority-owned subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM and Parametric were allocated $25,949 in total of the Fund’s operating expenses for the six months ended April 30, 2014. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $4,011 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $36,326 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $43,210 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $14,403 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders.

13

Parametric Tax-Managed International Equity Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $859,694 and $2,682,075, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	57,501	99,003
Issued to shareholders electing to receive payments of distributions in Fund shares	53,344	74,581
Redemptions	(260,586)	(779,155)
Merger from Class B shares	—	133,109
Exchange from Class B shares	—	13,656

Net decrease	(149,741)	(458,806)

Class B		Year Ended October 31, 2013(1)

Sales		604
Issued to shareholders electing to receive payments of distributions in Fund shares		2,087
Redemptions		(9,172)
Merger to Investor Class shares		(137,331)
Exchange to Investor Class shares		(14,127)

Net decrease		(157,939)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	17,674	61,560
Issued to shareholders electing to receive payments of distributions in Fund shares	14,923	19,528
Redemptions	(105,303)	(261,752)

Net decrease	(72,706)	(180,664)

Institutional Class	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	151,903	239,202
Issued to shareholders electing to receive payments of distributions in Fund shares	3,330	4,463
Redemptions	(33,236)	(114,500)

Net increase	121,997	129,165

(1)	At the close of business on February 22, 2013, the Fund’s Class B shares were merged into Investor Class shares.

14

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Australia — 5.8%
AGL Energy, Ltd.	19,720	$289,489
Amcor, Ltd.	81,068	778,007
APA Group	9,919	61,481
Australia and New Zealand Banking Group, Ltd.	12,365	397,631
BHP Billiton, Ltd.	9,814	345,616
Caltex Australia, Ltd.	2,834	58,829
CFS Retail Property Trust Group	26,240	49,127
Commonwealth Bank of Australia	8,579	631,079
Computershare, Ltd.	6,596	76,030
Crown, Ltd.	5,308	79,427
CSL, Ltd.	5,507	351,073
Federation Centres	22,983	53,350
Flight Centre, Ltd.	1,174	58,881
Fortescue Metals Group, Ltd.	15,408	72,879
GPT Group	20,014	73,038
Harvey Norman Holdings, Ltd.	44,634	136,600
James Hardie Industries PLC CDI	5,348	68,659
Leighton Holdings, Ltd.	4,691	83,416
Metcash, Ltd.	15,823	40,876
National Australia Bank, Ltd.	10,650	350,677
Newcrest Mining, Ltd.(1)	16,991	165,716
Orica, Ltd.	11,816	241,147
Origin Energy, Ltd.	22,838	317,263
Orora, Ltd.	81,068	105,116
Rio Tinto, Ltd.	5,375	309,972
Seek, Ltd.	4,745	74,315
Tabcorp Holdings, Ltd.	17,246	59,769
Tatts Group, Ltd.	20,688	58,187
Telstra Corp., Ltd.	131,338	638,579
Toll Holdings, Ltd.	9,095	44,862
Transurban Group	16,374	110,587
Wesfarmers, Ltd.	1,468	58,425
Westfield Retail Trust	17,493	51,971
Westpac Banking Corp.	3,483	114,084
Woodside Petroleum, Ltd.	5,370	204,120
Woolworths, Ltd.	10,893	378,553

		$6,988,831

Austria — 0.9%
Andritz AG	832	$51,683
OMV AG	14,433	674,807
Raiffeisen Bank International AG	8,706	275,201
Verbund AG	2,497	48,413

		$1,050,104

Security	Shares	Value

Belgium — 3.7%
Ageas NV SA	1,164	$50,094
Anheuser-Busch InBev NV	13,471	1,468,283
Belgacom SA	13,840	423,608
Colruyt SA	7,459	421,773
Delhaize Group SA	915	68,134
Groupe Bruxelles Lambert SA	7,005	708,275
KBC Groep NV	1,451	88,544
Solvay SA	2,273	368,351
Telenet Group Holding NV	3,141	184,207
UCB SA	5,498	450,982
Umicore SA	5,226	256,172

		$4,488,423

Denmark — 4.3%
A.P. Moller-Maersk A/S, Class A	105	$238,546
A.P. Moller-Maersk A/S, Class B	150	358,089
Coloplast A/S, Class B	13,112	1,101,316
Danske Bank A/S	3,080	87,143
DSV A/S	13,873	463,347
Novo Nordisk A/S, Class B	36,172	1,641,702
Novozymes A/S, Class B	17,402	834,340
TDC A/S	14,081	132,233
Tryg A/S	2,372	225,277
William Demant Holding A/S(1)	1,810	162,198

		$5,244,191

Finland — 3.4%
Elisa Oyj	13,791	$412,147
Fortum Oyj	8,270	186,836
Kesko Oyj, Class B	2,175	89,028
Kone Oyj, Class B	22,222	952,556
Metso Oyj	3,262	131,295
Neste Oil Oyj	11,956	245,884
Nokia Oyj(1)	70,780	529,970
Nokian Renkaat Oyj	1,317	52,409
Orion Oyj, Class B	7,962	243,021
Sampo Oyj	11,184	555,840
Stora Enso Oyj	18,840	192,387
UPM-Kymmene Oyj	3,364	58,916
Valmet Corp.	3,262	38,114
Wartsila Oyj	6,606	368,780

		$4,057,183

France — 6.7%
ADP	1,564	$194,493
Air Liquide SA	7,276	1,040,959

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
AXA SA	2,207	$57,594
BNP Paribas SA	683	51,324
Carrefour SA	4,469	174,206
Christian Dior SA	768	158,020
CNP Assurances	2,759	63,649
Compagnie Generale des Etablissements Michelin, Class B	289	35,440
Credit Agricole SA(1)	6,298	99,373
Dassault Systemes SA	1,969	242,301
EDF SA	2,363	90,741
Essilor International SA	2,064	221,028
Eutelsat Communications SA	3,731	128,341
GDF Suez	14,024	353,453
Groupe FNAC SA(1)	53	2,535
Iliad SA	316	85,190
Imerys SA	879	77,191
JCDecaux SA	1,986	81,525
Kering SA	430	95,104
L’Oreal SA	1,643	283,163
Lagardere SCA	1,361	57,040
LVMH Moet Hennessy Louis Vuitton SA	5,415	1,066,724
Natixis	15,283	108,489
Orange SA	5,618	91,019
Pernod-Ricard SA	5,008	601,002
Renault SA	6,033	589,846
Safran SA	4,673	314,503
Sanofi	4,274	461,249
SES SA	2,704	101,876
Societe BIC SA	1,535	203,653
Societe Generale	1,376	85,693
Sodexo	2,236	241,074
Suez Environnement Co. SA	3,678	72,271
Total SA	5,116	366,020
Unibail-Rodamco SE	268	72,425
Vallourec SA	845	49,936
Veolia Environnement	2,686	50,110

		$8,068,560

Germany — 6.9%
Adidas AG	2,106	$225,135
BASF SE	1,621	188,045
Bayerische Motoren Werke AG	5,009	629,656
Beiersdorf AG	372	37,343
Celesio AG	1,831	63,635
Commerzbank AG(1)	8,618	153,669
Continental AG	655	154,124
Daimler AG	3,024	281,532

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	642	$47,080
Deutsche Lufthansa AG	3,987	100,125
Deutsche Post AG	10,201	384,914
Deutsche Telekom AG	13,301	223,471
E.ON AG	2,645	50,665
Fraport AG	937	69,298
Fresenius Medical Care AG & Co. KGaA	705	48,573
Hannover Rueckversicherung AG	1,152	107,346
HeidelbergCement AG	633	55,000
Henkel AG & Co. KGaA	6,135	630,790
Hochtief AG	629	58,645
Kabel Deutschland Holding AG	217	29,397
Linde AG	7,160	1,487,023
Muenchener Rueckversicherungs-Gesellschaft AG	256	59,177
Osram Licht AG(1)	7,536	395,635
Porsche Automobil Holding SE, PFC Shares	819	90,577
ProSiebenSat.1 Media AG	1,725	75,499
RWE AG	1,503	57,356
RWE AG, PFC Shares	1,456	42,009
Salzgitter AG	1,112	47,233
SAP AG	18,965	1,532,884
Siemens AG	1,047	138,120
ThyssenKrupp AG(1)	2,906	82,944
United Internet AG	11,282	484,665
Volkswagen AG	484	129,784
Volkswagen AG, PFC Shares	557	150,571

		$8,311,920

Hong Kong — 4.7%
ASM Pacific Technology, Ltd.	5,100	$56,671
Bank of East Asia, Ltd.	62,800	259,419
BOC Hong Kong (Holdings), Ltd.	116,500	344,843
Cathay Pacific Airways, Ltd.	120,000	227,097
Cheung Kong Infrastructure Holdings, Ltd.	45,000	293,787
CLP Holdings, Ltd.	41,000	327,772
Galaxy Entertainment Group, Ltd.(1)	100,000	790,066
Hang Seng Bank, Ltd.	51,700	845,393
HKT Trust and HKT, Ltd.	83,000	87,663
Hong Kong & China Gas Co., Ltd.	252,340	582,251
Hopewell Holdings, Ltd.	51,500	177,276
Li & Fung, Ltd.	56,000	81,512
Link REIT (The)	22,500	112,021
MGM China Holdings, Ltd.	14,000	48,828
MTR Corp., Ltd.	75,000	284,384
Orient Overseas (International), Ltd.	9,000	43,053
Power Assets Holdings, Ltd.	76,500	661,294

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
Sands China, Ltd.	7,600	$55,797
SJM Holdings, Ltd.	16,000	44,614
Wing Hang Bank, Ltd.	14,500	233,774
Wynn Macau, Ltd.	12,800	50,574

		$5,608,089

Ireland — 1.3%
CRH PLC	17,461	$508,352
Kerry Group PLC, Class A	12,840	1,013,367

		$1,521,719

Israel — 2.3%
Bank Hapoalim B.M.	75,290	$425,313
Bank Leumi Le-Israel B.M.(1)	89,574	350,483
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	261,642
Delek Group, Ltd.	342	138,609
Israel Chemicals, Ltd.	15,194	134,851
Israel Corp., Ltd.(1)	179	101,079
Mizrahi Tefahot Bank, Ltd.	15,499	207,188
NICE Systems, Ltd.	6,472	280,098
Teva Pharmaceutical Industries, Ltd. ADR	17,561	858,030

		$2,757,293

Italy — 4.5%
Atlantia SpA	14,359	$374,037
Autogrill SpA(1)	7,979	76,593
Enel Green Power SpA	133,159	381,101
Enel SpA	21,568	122,160
ENI SpA	58,024	1,502,782
Fiat SpA(1)	5,795	69,961
Finmeccanica SpA(1)	17,382	160,860
Luxottica Group SpA	10,902	625,301
Pirelli & C. SpA	3,852	64,853
Snam Rete Gas SpA	128,366	772,114
Telecom Italia SpA(1)	64,684	83,121
Telecom Italia SpA, PFC Shares	365,898	363,693
Tenaris SA	5,930	131,087
Terna Rete Elettrica Nazionale SpA	113,704	616,012
UniCredit SpA	6,750	60,478

		$5,404,153

Japan — 11.8%
ABC-Mart, Inc.	1,400	$62,869
Air Water, Inc.	4,000	56,125

Security	Shares	Value

Japan (continued)
Aisin Seiki Co., Ltd.	900	$31,805
All Nippon Airways Co., Ltd.	51,000	111,371
Amada Co., Ltd.	7,000	50,625
Asahi Kasei Corp.	7,000	47,592
Bank of Kyoto, Ltd. (The)	17,000	138,517
Bank of Yokohama, Ltd. (The)	28,000	140,731
Bridgestone Corp.	1,000	35,805
Brother Industries, Ltd.	4,400	61,545
Calbee, Inc.	1,800	44,143
Canon, Inc.	1,500	47,002
Chiba Bank, Ltd. (The)	16,000	101,703
Chugai Pharmaceutical Co., Ltd.	9,800	247,341
Chugoku Bank, Ltd. (The)	18,000	238,614
Citizen Holdings Co., Ltd.	7,100	52,142
Coca-Cola West Co., Ltd.	2,800	48,731
Dai Nippon Printing Co., Ltd.	5,000	45,037
Daicel Chemical Industries, Ltd.	6,000	50,249
Daihatsu Motor Co., Ltd.	18,000	298,150
Denso Corp.	1,000	45,553
Electric Power Development Co., Ltd.	1,800	47,733
Fuji Electric Co., Ltd.	14,000	63,536
Fuji Heavy Industries, Ltd.	4,000	105,179
FUJIFILM Holdings Corp.	2,200	56,831
Gunma Bank, Ltd. (The)	39,000	207,296
Hachijuni Bank, Ltd. (The)	30,000	164,008
Hamamatsu Photonics K.K.	3,800	171,220
Hino Motors, Ltd.	5,000	65,871
Hiroshima Bank, Ltd. (The)	55,000	226,283
Hitachi Chemical Co., Ltd.	3,400	50,020
Hitachi Construction Machinery Co., Ltd.	3,500	64,948
Hitachi, Ltd.	8,000	57,031
Hoya Corp.	2,400	70,986
Ibiden Co., Ltd.	3,200	57,760
IHI Corp.	14,000	55,821
Isetan Mitsukoshi Holdings, Ltd.	5,100	63,465
Isuzu Motors, Ltd.	10,000	58,075
ITOCHU Techno-Solutions Corp.	1,500	62,684
Iyo Bank, Ltd. (The)	18,000	161,838
Japan Airlines Co., Ltd.	5,500	284,732
Japan Tobacco, Inc.	4,200	138,048
JFE Holdings, Inc.	1,600	29,570
Joyo Bank, Ltd. (The)	12,000	58,405
JSR Corp.	3,500	57,354
JTEKT Corp.	5,800	84,625
JX Holdings, Inc.	26,600	138,208
Kamigumi Co., Ltd.	19,000	181,114

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kaneka Corp.	8,000	$46,923
Kansai Paint Co., Ltd.	18,000	251,655
Kao Corp.	4,900	184,472
Kawasaki Heavy Industries, Ltd.	22,000	81,654
KDDI Corp.	3,600	191,994
Keikyu Corp.	8,000	66,404
Keio Corp.	24,000	169,862
Keyence Corp.	500	192,881
Kikkoman Corp.	3,000	60,955
Kinden Corp.	5,000	46,032
Kintetsu Corp.	24,000	84,342
Kirin Holdings Co., Ltd.	6,000	83,100
Koito Manufacturing Co., Ltd.	3,000	65,249
Komatsu, Ltd.	1,500	33,024
Konami Corp.	2,100	47,889
Kubota Corp.	4,000	51,554
Kuraray Co., Ltd.	4,500	50,597
Kyowa Hakko Kirin Co., Ltd.	12,000	136,653
M3, Inc.	3,600	49,387
Makita Corp.	1,500	79,783
Mazda Motor Corp.	12,000	53,655
Medipal Holdings Corp.	4,100	57,668
MEIJI Holdings Co., Ltd.	1,000	61,367
Miraca Holdings, Inc.	1,300	56,352
Mitsubishi Electric Corp.	9,000	102,481
Mitsubishi Logistics Corp.	4,000	57,388
Mitsubishi Materials Corp.	20,000	58,011
Mitsubishi Tanabe Pharma Corp.	6,100	83,645
Mitsui Chemicals, Inc.	21,000	51,172
Mitsui O.S.K. Lines, Ltd.	19,000	63,385
MS&AD Insurance Group Holdings, Inc.	3,400	76,269
Murata Manufacturing Co., Ltd.	1,200	100,037
NGK Spark Plug Co., Ltd.	11,000	251,841
NHK Spring Co., Ltd.	5,300	47,975
Nintendo Co., Ltd.	400	41,984
Nippon Electric Glass Co., Ltd.	10,000	48,919
Nippon Meat Packers, Inc.	3,000	51,994
Nippon Telegraph & Telephone Corp.	1,400	77,690
Nippon Yusen KK	14,000	37,947
Nishi-Nippon City Bank, Ltd. (The)	47,000	106,906
Nisshin Seifun Group, Inc.	5,000	58,173
Nissin Foods Holdings Co., Ltd.	1,200	57,440
Nitori Holdings Co., Ltd.	2,400	110,085
Nitto Denko Corp.	3,000	129,888
NOK Corp.	3,200	52,316
NSK, Ltd.	9,000	94,615

Security	Shares	Value

Japan (continued)
NTT DoCoMo, Inc.	30,500	$486,492
Odakyu Electric Railway Co., Ltd.	12,000	105,351
OMRON Corp.	2,900	102,702
Ono Pharmaceutical Co., Ltd.	3,200	253,804
Oracle Corp. Japan	2,800	129,040
Osaka Gas Co., Ltd.	15,000	56,540
Panasonic Corp.	5,200	56,680
Rakuten, Inc.	9,100	118,078
Ricoh Co., Ltd.	4,000	46,092
Rinnai Corp.	2,000	166,677
ROHM Co., Ltd.	1,200	57,386
Sankyo Co., Ltd.	1,400	55,987
Santen Pharmaceutical Co., Ltd.	2,200	98,053
Seven Bank, Ltd.	7,400	28,055
Shikoku Electric Power Co., Inc.(1)	2,900	33,945
Shin-Etsu Chemical Co., Ltd.	1,900	111,458
Shinsei Bank, Ltd.	23,000	44,841
Shiseido Co., Ltd.	3,700	66,104
Shizuoka Bank, Ltd. (The)	26,000	248,430
SMC Corp.	200	47,611
SoftBank Corp.	2,700	201,091
Sony Corp.	2,800	49,156
Stanley Electric Co., Ltd.	2,200	48,761
Sumco Corp.	6,100	46,815
Sumitomo Chemical Co., Ltd.	21,000	78,784
Sumitomo Electric Industries, Ltd.	3,700	51,212
Sumitomo Metal Mining Co., Ltd.	5,000	75,523
Sumitomo Mitsui Trust Holding, Inc.	11,000	45,328
Suntory Beverage & Food, Ltd.	1,700	59,368
Suruga Bank, Ltd.	10,000	171,540
Suzuken Co., Ltd.	5,000	180,225
Suzuki Motor Corp.	2,100	54,180
Sysmex Corp.	5,200	164,850
Taiyo Nippon Sanso Corp.	8,000	63,766
Terumo Corp.	2,000	39,691
THK Co., Ltd.	2,500	52,841
Toho Gas Co., Ltd.	22,000	107,944
Tokyo Electric Power Co., Inc.(1)	12,500	47,278
Tokyo Electron, Ltd.	900	51,188
Tokyo Gas Co., Ltd.	22,000	115,267
TonenGeneral Sekiyu K.K.	23,000	217,254
TOTO, Ltd.	3,000	42,436
Toyo Seikan Kaisha, Ltd.	2,500	37,180
Toyo Suisan Kaisha, Ltd.	1,000	32,031
Toyoda Gosei Co., Ltd.	2,000	36,852
Toyota Boshoku Corp.	4,100	42,383

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Toyota Industries Corp.	1,100	$50,708
Toyota Motor Corp.	2,700	145,876
Tsumura & Co.	1,700	40,407
Unicharm Corp.	5,000	271,140
USS Co., Ltd.	10,400	151,592
Yakult Honsha Co., Ltd.	1,500	81,075
Yamaha Corp.	3,400	45,555
Yamaha Motor Co., Ltd.	6,600	101,883
Yamato Holdings Co., Ltd.	3,200	65,850
Yaskawa Electric Corp.	4,000	45,103
Yokogawa Electric Corp.	5,100	69,726
Yokohama Rubber Co., Ltd. (The)	5,000	44,660

		$14,241,749

Netherlands — 4.5%
Aegon NV	9,795	$89,785
Akzo Nobel NV	8,949	689,628
ASML Holding NV	14,163	1,155,901
Delta Lloyd NV	3,195	84,086
European Aeronautic Defence and Space Co. NV	3,366	231,379
Gemalto NV	562	62,835
Heineken Holding NV	4,039	258,139
Heineken NV	7,054	489,953
ING Groep NV(1)	6,256	89,428
Koninklijke Ahold NV	42,547	822,514
Koninklijke DSM NV	9,532	684,472
Koninklijke KPN NV(1)	16,902	60,050
Koninklijke Vopak NV	1,284	64,022
QIAGEN NV(1)	13,623	299,075
Randstad Holding NV	887	51,836
Reed Elsevier NV	11,930	243,501
STMicroelectronics NV	5,561	53,031

		$5,429,635

New Zealand — 0.5%
Auckland International Airport, Ltd.	71,354	$244,382
Contact Energy, Ltd.	23,324	114,566
Fletcher Building, Ltd.	17,648	150,067
Telecom Corporation of New Zealand, Ltd.	52,744	126,003

		$635,018

Norway — 2.9%
Aker Solutions ASA	18,065	$289,446
Gjensidige Forsikring ASA	6,519	120,306
Norsk Hydro ASA	58,621	314,396

Security	Shares	Value

Norway (continued)
Orkla ASA	20,563	$170,068
Seadrill, Ltd.	8,001	279,961
Statoil ASA	35,612	1,085,646
Subsea 7 SA	10,099	202,225
Telenor ASA	42,114	989,553
Yara International ASA	1,858	87,830

		$3,539,431

Portugal — 0.7%
Banco Espirito Santo SA(1)	39,242	$69,557
EDP-Energias de Portugal SA	73,323	356,178
Galp Energia SGPS SA, Class B	7,743	134,202
Jeronimo Martins SGPS SA	9,657	168,895
Portugal Telecom SGPS SA	20,164	83,775

		$812,607

Singapore — 4.1%
Ascendas Real Estate Investment Trust	60,000	$109,822
CapitaMall Trust	33,000	52,603
ComfortDelGro Corp., Ltd.	45,000	76,312
DBS Group Holdings, Ltd.	97,300	1,318,139
Jardine Cycle & Carriage, Ltd.	2,000	74,992
Noble Group, Ltd.	98,000	100,909
Olam International, Ltd.	129,000	230,190
Oversea-Chinese Banking Corp., Ltd.	102,000	786,642
Singapore Airlines, Ltd.	37,000	306,746
Singapore Press Holdings, Ltd.	33,000	110,351
Singapore Technologies Engineering, Ltd.	38,000	116,065
Singapore Telecommunications, Ltd.	235,000	719,832
StarHub, Ltd.	19,000	63,028
United Overseas Bank, Ltd.	33,000	574,369
UOL Group, Ltd.	51,000	261,847
Yangzijiang Shipbuilding Holdings, Ltd.	83,000	72,995

		$4,974,842

Spain — 4.8%
Abertis Infraestructuras SA	14,497	$326,321
Acciona SA	828	67,354
Acerinox SA	8,757	153,131
ACS Actividades de Construccion y Servicios SA	3,559	152,768
Amadeus IT Holding SA, Class A	12,461	518,259
CaixaBank SA	50,803	309,630
Distribuidora Internacional de Alimentacion SA	10,918	97,667
Enagas	17,193	529,695
Ferrovial SA	28,385	630,951

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)
Grifols SA	5,648	$301,928
Iberdrola SA	18,069	126,222
Indra Sistemas SA	7,412	139,212
Industria de Diseno Textil SA	4,511	677,764
International Consolidated Airlines Group SA(1)	17,117	117,132
Red Electrica Corp. SA	5,529	455,126
Repsol SA	14,951	402,547
Telefonica SA	40,287	676,101
Zardoya Otis SA	6,587	115,556

		$5,797,364

Sweden — 5.1%
Atlas Copco AB, Class A	1,766	$51,360
Getinge AB, Class B	3,273	95,928
Hennes & Mauritz AB, Class B	18,506	757,504
Holmen AB, Class B	6,671	235,773
Investor AB, Class B	14,100	546,175
Lundin Petroleum AB(1)	2,108	45,251
Millicom International Cellular SA SDR	2,789	276,431
Nordea Bank AB	68,825	997,315
Scania AB, Class B	5,767	175,699
Skandinaviska Enskilda Banken AB, Class A	37,448	517,266
Skanska AB, Class B	17,255	396,163
SKF AB, Class B	5,595	145,292
Svenska Cellulosa AB SCA, Class B	3,122	87,769
Swedbank AB, Class A	17,314	463,356
Tele2 AB, Class B	17,326	221,411
Telefonaktiebolaget LM Ericsson, Class B	11,670	140,722
TeliaSonera AB	135,801	988,503

		$6,141,918

Switzerland — 7.3%
Actelion, Ltd.(1)	5,582	$549,568
Adecco SA(1)	4,988	418,753
ARYZTA AG(1)	788	72,839
Baloise Holding AG	1,367	166,464
Compagnie Financiere Richemont SA, Class A	679	69,081
Credit Suisse Group AG(1)	2,430	77,037
Geberit AG	236	78,822
Givaudan SA(1)	157	247,773
Lonza Group AG(1)	774	81,007
Nestle SA	21,922	1,694,226
Novartis AG	13,636	1,185,412
Roche Holding AG PC	3,945	1,157,250
Schindler Holding AG	2,365	360,994

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG(1)	2,558	$369,541
Sulzer AG	795	122,670
Swatch Group, Ltd. (The)	458	55,262
Swatch Group, Ltd. (The), Bearer Shares	638	410,260
Swiss Life Holding AG(1)	399	98,304
Swiss Reinsurance Co., Ltd.	7,299	638,232
Swisscom AG	1,047	636,973
Transocean, Ltd.	1,218	52,032
Zurich Insurance Group AG(1)	830	238,010

		$8,780,510

United Kingdom — 12.5%
Aberdeen Asset Management PLC	14,295	$105,732
Anglo American PLC	9,686	258,937
Associated British Foods PLC	8,893	446,522
AstraZeneca PLC	6,335	500,051
Aviva PLC	83,894	747,646
BAE Systems PLC	30,618	207,145
Barclays PLC	129,770	554,123
BHP Billiton PLC	4,062	131,870
BP PLC	105,443	890,267
Bunzl PLC	2,862	81,543
Burberry Group PLC	18,459	463,584
Capita PLC	9,433	172,977
Centrica PLC	140,577	784,003
Cobham PLC	38,227	199,425
Coca-Cola HBC AG	8,092	205,072
Compass Group PLC	7,989	127,256
Croda International PLC	1,406	61,238
Diageo PLC	26,228	803,621
easyJet PLC	2,461	68,095
Experian PLC	4,935	94,885
GKN PLC	13,143	85,443
GlaxoSmithKline PLC	3,480	96,154
HSBC Holdings PLC	40,207	410,819
Kingfisher PLC	10,578	74,854
Lloyds Banking Group PLC(1)	451,225	575,408
Marks & Spencer Group PLC	23,568	176,202
Melrose Industries PLC	38,521	186,021
National Grid PLC	9,123	129,667
Next PLC	1,363	150,369
Old Mutual PLC	157,158	531,207
Prudential PLC	6,666	153,245
Randgold Resources, Ltd.	2,371	190,588
Reed Elsevier PLC	7,665	113,041
Rexam PLC	14,205	119,094

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	4,728	$257,050
Rolls-Royce Holdings PLC(1)	6,194	110,021
Rolls-Royce Holdings PLC, PFC Shares(1)	829,996	1,402
Royal Dutch Shell PLC, Class A	29,315	1,158,945
Sage Group PLC (The)	21,582	155,681
Schroders PLC	2,674	115,640
Serco Group PLC	28,822	164,277
Severn Trent PLC	1,894	59,039
Shire PLC	2,773	158,593
Smiths Group PLC	9,498	214,405
SSE PLC	4,577	118,025
Standard Chartered PLC	21,102	457,011
Tesco PLC	91,836	454,949
Travis Perkins PLC	7,798	225,131
TUI Travel PLC	8,349	60,390
Tullow Oil PLC	12,708	189,035
Unilever PLC	4,839	216,463
United Utilities Group PLC	4,978	66,959
Vodafone Group PLC	98,455	373,795
Whitbread PLC	4,692	323,635
WM Morrison Supermarkets PLC	24,517	83,227
Wolseley PLC	4,126	239,078

		$15,098,855

Total Common Stocks (identified cost $94,502,503)		$118,952,395

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$133	$133,170

Total Short-Term Investments (identified cost $133,170)		$133,170

Total Investments — 98.8% (identified cost $94,635,673)		$119,085,565

Other Assets, Less Liabilities — 1.2%		$1,473,056

Net Assets — 100.0%		$120,558,621

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	37.3%	$44,941,668
British Pound Sterling	12.5	15,098,855
Japanese Yen	11.8	14,241,749
Swiss Franc	7.3	8,780,510
Australian Dollar	5.8	6,988,831
Swedish Krona	5.1	6,141,918
Hong Kong Dollar	4.7	5,608,089
Danish Krone	4.3	5,244,191
Singapore Dollar	4.1	4,974,842
Norwegian Krone	2.9	3,539,431
Israeli Shekel	1.6	1,899,263
Other currency, less than 1% each	1.4	1,626,218

Total Investments	98.8%	$119,085,565

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.3%	$20,874,030
Industrials	12.2	14,690,581
Consumer Discretionary	11.0	13,285,918
Consumer Staples	10.7	12,865,198
Materials	10.2	12,347,669
Health Care	9.8	11,805,390
Telecommunication Services	7.5	8,975,088
Energy	7.3	8,788,442
Utilities	6.9	8,274,856
Information Technology	5.8	7,045,223
Short-Term Investments	0.1	133,170

Total Investments	98.8%	$119,085,565

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $94,502,503)	$118,952,395
Affiliated investment, at value (identified cost, $133,170)	133,170
Foreign currency, at value (identified cost, $356,262)	357,781
Dividends receivable	452,264
Interest receivable from affiliated investment	18
Tax reclaims receivable	774,702
Total assets	$120,670,330

Liabilities
Payable to affiliates:
Investment adviser fee	$73,415
Trustees’ fees	455
Accrued expenses	37,839
Total liabilities	$111,709
Net Assets applicable to investors’ interest in Portfolio	$120,558,621

Sources of Net Assets
Investors’ capital	$96,019,098
Net unrealized appreciation	24,539,523
Total	$120,558,621

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $187,957)	$2,334,480
Interest allocated from affiliated investment	201
Expenses allocated from affiliated investment	(25)
Total investment income	$2,334,656

Expenses
Investment adviser fee	$433,292
Trustees’ fees and expenses	2,800
Custodian fee	57,072
Legal and accounting services	18,932
Miscellaneous	10,870
Total expenses	$522,966
Deduct —
Reduction of custodian fee	$2
Total expense reductions	$2

Net expenses	$522,964

Net investment income	$1,811,692

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$58,940
Investment transactions allocated from affiliated investment	2
Foreign currency transactions	14,177
Net realized gain	$73,119
Change in unrealized appreciation (depreciation) —
Investments	$5,358,577
Foreign currency	13,657
Net change in unrealized appreciation (depreciation)	$5,372,234

Net realized and unrealized gain	$5,445,353

Net increase in net assets from operations	$7,257,045

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$1,811,692	$2,470,621
Net realized gain from investment and foreign currency transactions	73,119	3,675,955
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,372,234	14,837,185
Net increase in net assets from operations	$7,257,045	$20,983,761
Capital transactions —
Contributions	$2,087,314	$4,862,027
Withdrawals	(3,821,508)	(14,101,255)
Net decrease in net assets from capital transactions	$(1,734,194)	$(9,239,228)

Net increase in net assets	$5,522,851	$11,744,533

Net Assets
At beginning of period	$115,035,770	$103,291,237
At end of period	$120,558,621	$115,035,770

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.90	%(2)	0.94%	1.03%	1.13%	1.13%	1.12	%(3)
Net investment income	3.13	%(2)(4)	2.28%	2.60%	1.67%	1.30%	2.30%
Portfolio Turnover	2	%(5)	30%	117%	41%	72%	57%

Total Return	6.35	%(5)	21.20%	10.24%	(9.16)%	5.48%	16.92%

Net assets, end of period (000’s omitted)	$120,559		$115,036	$103,291	$108,855	$174,638	$193,608

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.

(4)	Includes special dividends equal to 0.75% of average daily net assets.

(5)	Not annualized.

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 38.0% and 62.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

26

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $433,292 or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,503,362 and $2,354,233, respectively, for the six months ended April 30, 2014.

27

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,177,123

Gross unrealized appreciation	$25,672,503
Gross unrealized depreciation	(1,764,061)

Net unrealized appreciation	$23,908,442

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$110,587	$32,337,942		$—	$32,448,529
Developed Europe	—	83,746,573		—	83,746,573
Developed Middle East	858,030	1,899,263		—	2,757,293

Total Common Stocks	$968,617	$117,983,778	*	$—	$118,952,395
Short-Term Investments	$—	$133,170		$—	$133,170

Total Investments	$968,617	$118,116,948		$—	$119,085,565

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

29

Parametric Tax-Managed International Equity Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Parametric Tax-Managed International Equity Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.
Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Parametric Tax-Managed International Equity Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board notes that actions have been taken by the Adviser to improve Fund performance, including the engagement of the Sub-Adviser in May 2012, and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Parametric Tax-Managed International Equity Fund

April 30, 2014

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.14

Eaton Vance Short Duration Government Income Fund Semiannual Report April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Short Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Performance1,2

Portfolio Manager Susan Schiff, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	1.38%	0.09%	2.50%	3.08%
Class A with 2.25% Maximum Sales Charge	—	—	–0.92	–2.12	2.03	2.84
Class B at NAV	09/30/2002	09/30/2002	1.00	–0.67	1.73	2.31
Class B with 3% Maximum Sales Charge	—	—	–1.99	–3.58	1.73	2.31
Class C at NAV	09/30/2002	09/30/2002	1.08	–0.52	1.88	2.46
Class C with 1% Maximum Sales Charge	—	—	0.08	–1.49	1.88	2.46
Class I at NAV	05/04/2009	09/30/2002	1.51	0.33	2.73	3.19
BofA Merrill Lynch 1–3 Year U.S. Treasury Index	—	—	0.23%	0.41%	1.15%	2.59%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.00%	1.75%	1.60%	0.75%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective July 1, 2014, Susan Schiff and Andrew Szczurowski will co-manage Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio.

3

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.80	$5.14	**	1.03%
Class B	$1,000.00	$1,010.00	$8.87	**	1.78%
Class C	$1,000.00	$1,010.80	$8.13	**	1.63%
Class I	$1,000.00	$1,015.10	$3.90	**	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.16	**	1.03%
Class B	$1,000.00	$1,016.00	$8.90	**	1.78%
Class C	$1,000.00	$1,016.70	$8.15	**	1.63%
Class I	$1,000.00	$1,020.90	$3.91	**	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $195,722,992)	$203,759,907
Investment in Government Obligations Portfolio, at value (identified cost, $58,502,645)	58,515,662
Receivable for Fund shares sold	979,244
Total assets	$263,254,813

Liabilities
Payable for Fund shares redeemed	$756,800
Distributions payable	137,505
Payable to affiliates:
Distribution and service fees	83,805
Trustees’ fees	42
Accrued expenses	91,974
Total liabilities	$1,070,126
Net Assets	$262,184,687

Sources of Net Assets
Paid-in capital	$282,509,576
Accumulated net realized loss from Portfolios	(26,663,868)
Accumulated distributions in excess of net investment income	(1,710,953)
Net unrealized appreciation from Portfolios	8,049,932
Total	$262,184,687

Class A Shares
Net Assets	$131,050,404
Shares Outstanding	15,237,928
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.60
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$8.80

Class B Shares
Net Assets	$2,861,342
Shares Outstanding	332,259
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.61

Class C Shares
Net Assets	$77,042,110
Shares Outstanding	8,944,735
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.61

Class I Shares
Net Assets	$51,230,831
Shares Outstanding	5,963,477
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.59

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest income allocated from Portfolios	$4,121,509
Expenses allocated from Portfolios	(826,913)
Total investment income from Portfolios	$3,294,596

Expenses
Distribution and service fees
Class A	$167,401
Class B	16,656
Class C	355,860
Trustees’ fees and expenses	250
Custodian fee	15,918
Transfer and dividend disbursing agent fees	106,744
Legal and accounting services	26,592
Printing and postage	18,619
Registration fees	49,708
Miscellaneous	7,037
Total expenses	$764,785

Net investment income	$2,529,811

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions - affiliated Portfolio	$(153,607)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	941,352
Written swaptions	1,280,573
Financial futures contracts	(893,601)
Net realized gain	$1,174,717
Change in unrealized appreciation (depreciation) —
Investments - affiliated Portfolio	$153,607
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	356,723
Written swaptions	(1,230,083)
Financial futures contracts	1,097,552
Swap contracts	(375,898)
Net change in unrealized appreciation (depreciation)	$1,901

Net realized and unrealized gain	$1,176,618

Net increase in net assets from operations	$3,706,429

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$2,529,811	$6,887,514
Net realized gain from investment transactions, written swaptions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	1,174,717	12,128,014
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	1,901	(25,038,916)
Net increase (decrease) in net assets from operations	$3,706,429	$(6,023,388)
Distributions to shareholders —
From net investment income
Class A	$(2,175,018)	$(5,919,236)
Class B	(41,364)	(142,986)
Class C	(1,105,470)	(2,929,766)
Class I	(865,692)	(2,778,539)
Total distributions to shareholders	$(4,187,544)	$(11,770,527)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,582,442	$61,508,891
Class B	200,705	674,659
Class C	3,126,456	22,189,601
Class I	15,272,930	68,564,587
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,769,055	5,116,350
Class B	34,468	122,263
Class C	954,699	2,549,430
Class I	588,666	1,752,742
Cost of shares redeemed
Class A	(36,938,503)	(130,597,564)
Class B	(580,106)	(2,977,243)
Class C	(20,184,627)	(53,347,294)
Class I	(22,250,626)	(83,200,573)
Net asset value of shares exchanged
Class A	750,924	1,151,470
Class B	(750,924)	(1,151,470)
Net decrease in net assets from Fund share transactions	$(37,424,441)	$(107,644,151)

Net decrease in net assets	$(37,905,556)	$(125,438,066)

Net Assets
At beginning of period	$300,090,243	$425,528,309
At end of period	$262,184,687	$300,090,243

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,710,953)	$(53,220)

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net asset value — Beginning of period	$8.620		$9.020		$8.980	$9.210	$9.160	$8.720

Income (Loss) From Operations
Net investment income(1)	$0.086		$0.169		$0.223	$0.218	$0.245	$0.270
Net realized and unrealized gain (loss)	0.032		(0.290)		0.105	(0.160)	0.102	0.549

Total income (loss) from operations	$0.118		$(0.121)		$0.328	$0.058	$0.347	$0.819

Less Distributions
From net investment income	$(0.138)		$(0.279)		$(0.288)	$(0.288)	$(0.297)	$(0.339)
Tax return of capital	—		—		—	—	—	(0.040)

Total distributions	$(0.138)		$(0.279)		$(0.288)	$(0.288)	$(0.297)	$(0.379)

Net asset value — End of period	$8.600		$8.620		$9.020	$8.980	$9.210	$9.160

Total Return(2)	1.38	%(3)	(1.36)%		3.71%	0.65%	3.86%	9.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,050		$145,119		$216,430	$250,375	$345,385	$254,074
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.03	%(6)(7)	0.99	%(7)	0.94%	0.93%	0.95%	1.00	%(8)
Net investment income	2.02	%(6)	1.91%		2.48%	2.40%	2.67%	2.99%
Portfolio Turnover of the Fund(9)	9	%(3)	35%		17%	18%	17%	38%
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(3)	12%		15%	6%	26%	34%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.		32%		42%	56%	39%	35%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%		26%	19%	22%	28%
Portfolio Turnover of CMBS Portfolio	18	%(3)	55%		N.A.	N.A.	N.A.	N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively).

(8)	The administrator reimbursed expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2009).

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net asset value — Beginning of period	$8.630		$9.030		$8.990	$9.220	$9.170	$8.730

Income (Loss) From Operations
Net investment income(1)	$0.054		$0.102		$0.156	$0.150	$0.177	$0.219
Net realized and unrealized gain (loss)	0.032		(0.290)		0.104	(0.160)	0.102	0.530

Total income (loss) from operations	$0.086		$(0.188)		$0.260	$(0.010)	$0.279	$0.749

Less Distributions
From net investment income	$(0.106)		$(0.212)		$(0.220)	$(0.220)	$(0.229)	$(0.277)
Tax return of capital	—		—		—	—	—	(0.032)

Total distributions	$(0.106)		$(0.212)		$(0.220)	$(0.220)	$(0.229)	$(0.309)

Net asset value — End of period	$8.610		$8.630		$9.030	$8.990	$9.220	$9.170

Total Return(2)	1.00	%(3)	(2.10)%		2.93%	(0.10)%	3.09%	8.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,861		$3,964		$7,565	$9,997	$9,589	$8,338
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.78	%(6)(7)	1.74	%(7)	1.70%	1.68%	1.70%	1.75	%(8)
Net investment income	1.27	%(6)	1.16%		1.74%	1.66%	1.93%	2.44%
Portfolio Turnover of the Fund(9)	9	%(3)	35%		17%	18%	17%	38%
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(3)	12%		15%	6%	26%	34%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.		32%		42%	56%	39%	35%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%		26%	19%	22%	28%
Portfolio Turnover of CMBS Portfolio	18	%(3)	55%		N.A.	N.A.	N.A.	N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively).

(8)	The administrator reimbursed expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2009).

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net asset value — Beginning of period	$8.630		$9.030		$8.990	$9.220	$9.170	$8.730

Income (Loss) From Operations
Net investment income(1)	$0.061		$0.116		$0.169	$0.163	$0.190	$0.218
Net realized and unrealized gain (loss)	0.032		(0.291)		0.104	(0.160)	0.103	0.546

Total income (loss) from operations	$0.093		$(0.175)		$0.273	$0.003	$0.293	$0.764

Less Distributions
From net investment income	$(0.113)		$(0.225)		$(0.233)	$(0.233)	$(0.243)	$(0.290)
Tax return of capital	—		—		—	—	—	(0.034)

Total distributions	$(0.113)		$(0.225)		$(0.233)	$(0.233)	$(0.243)	$(0.324)

Net asset value — End of period	$8.610		$8.630		$9.030	$8.990	$9.220	$9.170

Total Return(2)	1.08	%(3)	(1.96)%		3.08%	0.04%	3.23%	8.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,042		$93,297		$127,146	$132,240	$165,285	$100,970
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.63	%(6)(7)	1.59	%(7)	1.54%	1.53%	1.55%	1.60	%(8)
Net investment income	1.43	%(6)	1.31%		1.88%	1.80%	2.07%	2.42%
Portfolio Turnover of the Fund(9)	9	%(3)	35%		17%	18%	17%	38%
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(3)	12%		15%	6%	26%	34%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.		32%		42%	56%	39%	35%
Portfolio Turnover of Government Obligations Portfolio	0	%(3)	8%		26%	19%	22%	28%
Portfolio Turnover of CMBS Portfolio	18	%(3)	55%		N.A.	N.A.	N.A.	N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively).

(8)	The administrator reimbursed expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2009).

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2009(1)
			2013		2012	2011	2010
Net asset value — Beginning of period	$8.610		$9.010		$8.970	$9.200	$9.150	$8.970

Income (Loss) From Operations
Net investment income(2)	$0.097		$0.191		$0.244	$0.239	$0.267	$0.134
Net realized and unrealized gain (loss)	0.032		(0.289)		0.107	(0.158)	0.103	0.242

Total income (loss) from operations	$0.129		$(0.098)		$0.351	$0.081	$0.370	$0.376

Less Distributions
From net investment income	$(0.149)		$(0.302)		$(0.311)	$(0.311)	$(0.320)	$(0.175)
Tax return of capital	—		—		—	—	—	(0.021)

Total distributions	$(0.149)		$(0.302)		$(0.311)	$(0.311)	$(0.320)	$(0.196)

Net asset value — End of period	$8.590		$8.610		$9.010	$8.970	$9.200	$9.150

Total Return(3)	1.51	%(4)	(1.11)%		3.98%	0.91%	4.00%	4.34	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,231		$57,710		$74,387	$66,141	$66,700	$14,356
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.78	%(7)(8)	0.74	%(8)	0.69%	0.68%	0.70%	0.75	%(7)(9)
Net investment income	2.27	%(7)	2.16%		2.72%	2.64%	2.91%	2.95	%(7)
Portfolio Turnover of the Fund(10)	9	%(4)	35%		17%	18%	17%	38	%(11)
Portfolio Turnover of Short-Term U.S. Government Portfolio	1	%(4)	12%		15%	6%	26%	34	%(12)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.		32%		42%	56%	39%	35	%(12)
Portfolio Turnover of Government Obligations Portfolio	0	%(4)	8%		26%	19%	22%	28	%(12)
Portfolio Turnover of CMBS Portfolio	18	%(4)	55%		N.A.	N.A.	N.A.	N.A.

(1)	For the period from the start of business, May 4, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively).

(9)	The administrator reimbursed expenses (equal to 0.07% for the period ended October 31, 2009).

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended October 31, 2009.

(12)	For the Portfolio’s year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Short-Term U.S. Government Portfolio and Government Obligations Portfolio, and during the six months ended April 30, 2014, also invested in CMBS Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of Short-Term U.S. Government Portfolio and Government Obligations Portfolio (90.6% and 8.1%, respectively, at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short-Term U.S. Government Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Short-Term U.S. Government Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Government Obligations Portfolio for applicable investments.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $28,402,071 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2018 ($16,138,698) and October 31, 2019 ($12,263,373). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

12

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee waiver agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee waiver agreement may not be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by a majority of the shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2014, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $747,990 or 0.55% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Agreement. For the six months ended April 30, 2014, EVM earned $2,829 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $3,489 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s and BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $167,401 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $12,492 and $251,195 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $4,164 and $104,665 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No

13

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $3,000 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Short-Term U.S. Government Portfolio	$23,721,511	$(57,556,103)
Government Obligations Portfolio	—	—
CMBS Portfolio	—	(10,006,983)

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	2,394,079	6,949,370
Issued to shareholders electing to receive payments of distributions in Fund shares	205,697	580,141
Redemptions	(4,293,960)	(14,819,748)
Exchange from Class B shares	87,336	130,238

Net decrease	(1,606,848)	(7,159,999)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	23,324	75,927
Issued to shareholders electing to receive payments of distributions in Fund shares	4,003	13,833
Redemptions	(67,378)	(338,170)
Exchange to Class A shares	(87,207)	(130,064)

Net decrease	(127,258)	(378,474)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	363,129	2,496,189
Issued to shareholders electing to receive payments of distributions in Fund shares	110,813	288,944
Redemptions	(2,343,022)	(6,055,423)

Net decrease	(1,869,080)	(3,270,290)

14

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,778,796	7,745,329
Issued to shareholders electing to receive payments of distributions in Fund shares	68,514	199,276
Redemptions	(2,590,060)	(9,496,328)

Net decrease	(742,750)	(1,551,723)

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014 and October 31, 2013, the Fund’s investment in Government Obligations Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, were valued based on Level 1 inputs.

15

Short-Term U.S. Government Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 63.8%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.018%, with various maturities to 2037(1)	$1,863	$1,929,440
2.034%, with various maturities to 2022(1)	2,539	2,598,919
2.196%, with maturity at 2035(1)	4,215	4,318,122
2.227%, with maturity at 2020(1)	386	393,607
2.409%, with maturity at 2023(1)	1,392	1,435,149
2.452%, with maturity at 2036(1)	5,313	5,639,493
2.887%, with maturity at 2035(1)	3,258	3,464,493
2.904%, with maturity at 2034(1)	1,775	1,888,946
2.911%, with maturity at 2022(1)	209	214,593
3.031%, with maturity at 2032(1)	1,179	1,213,615
3.142%, with maturity at 2029(1)	730	743,151
3.172%, with maturity at 2025(1)	1,099	1,154,725
3.861%, with maturity at 2034(1)	762	828,055
4.074%, with maturity at 2037(1)	3,590	3,902,016
4.33%, with maturity at 2030(1)	1,098	1,193,021
4.50%, with various maturities to 2035	4,076	4,339,442
4.71%, with maturity at 2033(1)	4,187	4,620,494
4.793%, with maturity at 2032(1)	712	762,376
5.00%, with various maturities to 2018	2,490	2,629,277
5.50%, with various maturities to 2018	1,311	1,383,435
6.00%, with various maturities to 2035	5,914	6,583,567
6.50%, with various maturities to 2030	1,153	1,246,324
7.00%, with various maturities to 2035	1,284	1,507,394
7.50%, with various maturities to 2017	110	112,455
8.00%, with various maturities to 2025	166	178,783
9.25%, with maturity at 2017	1	1,440

		$54,282,332

Federal National Mortgage Association:
1.929%, with maturity at 2027(1)	$331	$341,062
1.959%, with various maturities to 2037(1)	911	940,214
2.018%, with various maturities to 2035(1)	4,260	4,423,239
2.034%, with maturity at 2032(1)	2,067	2,141,690
2.078%, with maturity at 2031(1)	3,962	4,046,003
2.232%, with maturity at 2018(1)	33	33,562
2.248%, with maturity at 2031(1)	3,248	3,370,496
2.257%, with maturity at 2040(1)	1,354	1,424,335
2.301%, with maturity at 2037(1)	4,426	4,620,686
2.467%, with maturity at 2029(1)	217	221,018
2.521%, with maturity at 2020(1)	608	625,255
2.545%, with maturity at 2028(1)	2,756	2,936,985
2.603%, with maturity at 2019(1)	1,162	1,193,671
2.63%, with maturity at 2036(1)	390	402,567
2.681%, with maturity at 2018(1)	261	268,846

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
2.75%, with maturity at 2018(1)	$24	$24,005
2.86%, with maturity at 2030(1)	538	552,066
2.947%, with maturity at 2030(1)	1,211	1,278,481
2.948%, with maturity at 2030(1)	2,062	2,129,916
3.053%, with maturity at 2036(1)	1,288	1,329,339
3.20%, with maturity at 2021(1)	561	579,828
3.232%, with maturity at 2034(1)	3,227	3,468,815
3.50%, with maturity at 2021(1)	581	600,551
3.505%, with maturity at 2021(1)	930	964,116
3.571%, with maturity at 2026(1)	971	1,051,936
3.646%, with maturity at 2034(1)	5,046	5,485,148
3.736%, with maturity at 2035(1)	1,909	2,074,608
3.737%, with maturity at 2036(1)	357	378,409
3.938%, with maturity at 2036(1)	2,810	3,054,014
3.954%, with maturity at 2034(1)	3,178	3,454,615
3.955%, with maturity at 2035(1)	1,381	1,501,701
4.104%, with maturity at 2033(1)	1,083	1,194,386
4.24%, with maturity at 2035(1)	2,496	2,752,769
4.312%, with maturity at 2034(1)	890	967,937
4.509%, with maturity at 2034(1)	1,239	1,346,626
4.563%, with maturity at 2029(1)	2,218	2,411,373
4.69%, with maturity at 2034(1)	2,589	2,850,297
5.00%, with various maturities to 2019(2)	3,665	3,885,128
6.00%, with various maturities to 2031	2,901	3,196,095
6.322%, with maturity at 2032(1)	433	480,679
6.50%, with various maturities to 2019	109	117,351
7.00%, with various maturities to 2035	9,057	10,404,180
8.00%, with various maturities to 2034	1,347	1,626,456
9.062%, with maturity at 2018(3)	107	114,764
9.50%, with maturity at 2022	256	294,916

		$86,560,134

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$510	$522,791
2.00%, with maturity at 2026(1)	256	267,641
5.00%, with maturity at 2018	1,354	1,435,584
8.25%, with maturity at 2020	159	181,040
9.00%, with maturity at 2017	130	141,510

		$2,548,566

Total Mortgage Pass-Throughs (identified cost $139,512,531)		$143,391,032

16	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 16.6%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$4,504	$910,881
Series 1395, Class F, 1.359%, 10/15/22(5)	54	54,157
Series 2135, Class JZ, 6.00%, 3/15/29	2,183	2,416,843
Series 3030, (Interest Only), Class SL, 5.948%, 9/15/35(4)(6)	7,187	1,112,328
Series 3114, (Interest Only), Class TS, 6.498%, 9/15/30(4)(6)	16,835	2,856,862
Series 3339, (Interest Only), Class JI, 6.438%, 7/15/37(4)(6)	5,985	862,783
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	12,276	1,386,711
Series 4109, (Interest Only), Class SA, 6.048%, 9/15/32(4)(6)	5,979	1,241,369
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(4)	25,987	3,180,808

		$14,022,742

Federal National Mortgage Association:
Series G93-17, Class FA, 1.152%, 4/25/23(5)	$125	$127,464
Series G93-36, Class ZQ, 6.50%, 12/25/23	557	620,412
Series G97-4, Class FA, 0.951%, 6/17/27(5)	454	459,936
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	1,526	307,798
Series 1993-203, Class PL, 6.50%, 10/25/23	563	623,915
Series 1993-250, Class Z, 7.00%, 12/25/23	85	87,322
Series 1994-14, Class F, 2.309%, 10/25/23(5)	627	642,824
Series 2001-4, Class GA, 9.496%, 4/17/25(3)	87	98,247
Series 2004-60, (Interest Only), Class SW, 6.898%, 4/25/34(4)(6)	8,233	1,546,170
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	6,048	1,594,470
Series 2006-65, (Interest Only), Class PS, 7.068%, 7/25/36(4)(6)	5,104	896,390
Series 2007-99, (Interest Only), Class SD, 6.248%, 10/25/37(4)(6)	8,130	1,303,751
Series 2009-48, Class WA, 5.841%, 7/25/39(3)	1,578	1,756,069
Series 2009-62, Class WA, 5.562%, 8/25/39(3)	2,325	2,584,038
Series 2009-93, (Interest Only), Class SC, 5.998%, 11/25/39(4)(6)	14,026	2,390,571
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	7,483	467,219
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	10,136	775,730
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	1,642	1,775,643
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	5,709	1,181,675
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	12,819	1,223,215
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	16,976	2,180,361

		$22,643,220

Government National Mortgage Association:
Series 2000-30, Class F, 0.702%, 12/16/22(5)	$667	$672,317

		$672,317

Total Collateralized Mortgage Obligations (identified cost $37,125,675)		$37,338,279

U.S. Government Agency Obligations — 10.7%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank:
5.75%, 6/12/26	$6,000	$7,416,516

		$7,416,516

United States Agency for International Development — Israel:
0.00%, 3/15/21	$20,000	$16,767,080

		$16,767,080

Total U.S. Government Agency Obligations (identified cost $21,269,208)		$24,183,596

Short-Term Investments — 7.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$16,831	$16,831,047

Total Short-Term Investments (identified cost $16,831,047)		$16,831,047

Total Investments — 98.6% (identified cost $214,738,461)		$221,743,954

Other Assets, Less Liabilities — 1.4%		$3,145,603

Net Assets — 100.0%		$224,889,557

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2014.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2014.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

17	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $197,907,414)	$204,912,907
Affiliated investment, at value (identified cost, $16,831,047)	16,831,047
Cash	26,955
Restricted cash*	1,823,070
Interest receivable	1,225,896
Interest receivable from affiliated investment	1,278
Receivable for investments sold	501,660
Receivable for open swap contracts	1,747,750
Total assets	$227,070,563

Liabilities
Cash collateral due to broker	$1,600,000
Payable for variation margin on open financial futures contracts	75,108
Payable for open swap contracts	373,890
Payable to affiliate:
Investment adviser fee	91,772
Trustees’ fees	901
Accrued expenses	39,335
Total liabilities	$2,181,006
Net Assets applicable to investors’ interest in Portfolio	$224,889,557

Sources of Net Assets
Investors’ capital	$216,252,212
Net unrealized appreciation	8,637,345
Total	$224,889,557

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

18	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest	$3,556,314
Interest allocated from affiliated investment	7,072
Expenses allocated from affiliated investment	(1,014)
Total investment income	$3,562,372

Expenses
Investment adviser fee	$591,897
Trustees’ fees and expenses	5,140
Custodian fee	33,268
Legal and accounting services	24,467
Miscellaneous	6,756
Total expenses	$661,528
Deduct —
Reduction of custodian fee	$26
Total expense reductions	$26

Net expenses	$661,502

Net investment income	$2,900,870

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,059,026
Investment transactions allocated from affiliated investment	82
Written swaptions	1,265,000
Financial futures contracts	(1,039,336)
Net realized gain	$1,284,772
Change in unrealized appreciation (depreciation) —
Investments	$(18,953)
Written swaptions	(1,215,100)
Financial futures contracts	1,251,742
Swap contracts	(354,990)
Net change in unrealized appreciation (depreciation)	$(337,301)

Net realized and unrealized gain	$947,471

Net increase in net assets from operations	$3,848,341

19	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$2,900,870	$7,990,353
Net realized gain from investment transactions, written swaptions and financial futures contracts	1,284,772	10,312,253
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(337,301)	(23,026,284)
Net increase (decrease) in net assets from operations	$3,848,341	$(4,723,678)
Capital transactions —
Contributions	$25,263,142	$81,822,476
Withdrawals	(72,963,935)	(212,225,752)
Net decrease in net assets from capital transactions	$(47,700,793)	$(130,403,276)

Net decrease in net assets	$(43,852,452)	$(135,126,954)

Net Assets
At beginning of period	$268,742,009	$403,868,963
At end of period	$224,889,557	$268,742,009

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.56	%(2)	0.57%	0.57%	0.56%	0.57%	0.58%
Net investment income	2.45	%(2)	2.28%	2.63%	2.68%	2.87%	3.23%
Portfolio Turnover	1	%(3)	12%	15%	6%	26%	34%

Total Return	1.63	%(3)	(1.29)%	3.72%	0.63%	3.65%	7.76%

Net assets, end of period (000’s omitted)	$224,890		$268,742	$403,869	$432,192	$526,704	$333,865

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Short Duration Government Income Fund and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 90.6% and 6.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

22

Short-Term U.S. Government Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

J  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

K  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO securities can be unusually volatile to changes in interest rates.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $591,897. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

23

Short-Term U.S. Government Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns aggregated $2,062,331 and $55,538,003, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$216,633,060

Gross unrealized appreciation	$9,069,398
Gross unrealized depreciation	(3,958,504)

Net unrealized appreciation	$5,110,894

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

6/14	210 U.S. 10-Year Treasury Note	Short	$(26,131,875)	$(26,128,594)	$3,281
6/14	85 U.S. 5-Year Treasury Note	Short	(10,182,071)	(10,153,516)	28,555
6/14	45 U.S. Ultra-Long Treasury Bond	Long	6,401,500	6,627,656	226,156

					$257,992

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date		Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017 June 1, 2022	/	$(373,890)
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017 June 1, 2047	/	1,747,750

							$1,373,860

24

Short-Term U.S. Government Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended April 30, 2014 was as follows:

	Notional Amount	Premiums Received

Outstanding, beginning of period	$100,000,000	$1,265,000
Swaptions expired	(100,000,000)	(1,265,000)

Outstanding, end of period	$—	$—

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $373,890. At April 30, 2014, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2014.

25

Short-Term U.S. Government Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$257,992	(1)	$—
Swap contracts	1,747,750	(2)	(373,890	)(3)

Total	$2,005,742		$(373,890)

Derivatives not subject to master netting or similar agreements	$257,992		$—

Total Derivatives subject to master netting or similar agreements	$1,747,750		$(373,890)

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$1,747,750	$(373,890)	$—	$(1,373,860)	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Deutsche Bank AG	$(373,890)	$373,890	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written swaptions	$1,265,000	$(1,215,100)
Futures contracts	$(1,039,336)	$1,251,742
Swap contracts	$—	$(354,990)

(1)	Statement of Operations location: Net realized gain (loss) – Written swaptions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions, Financial futures contracts and Swap contracts, respectively.

26

Short-Term U.S. Government Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of derivative instruments outstanding during the period ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts Long	Futures Contracts Short	Swap Contracts

$2,744,000	$32,464,000	$20,000,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$143,391,032	$—	$143,391,032
Collateralized Mortgage Obligations	—	37,338,279	—	37,338,279
U.S. Government Agency Obligations	—	24,183,596	—	24,183,596
Short-Term Investments	—	16,831,047	—	16,831,047

Total Investments	$—	$221,743,954	$—	$221,743,954

Futures Contracts	$257,992	$—	$—	$257,992
Swap Contracts	—	1,747,750	—	1,747,750

Total	$257,992	$223,491,704	$—	$223,749,696

Liability Description

Swap Contracts	$—	$(373,890)	$—	$(373,890)

Total	$—	$(373,890)	$—	$(373,890)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration Government Income Fund (formerly Eaton Vance Low Duration Government Income Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of CMBS Portfolio, Eaton Vance Floating Rate Portfolio (formerly Floating Rate Portfolio), Government Obligations Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements (the “advisory agreements”) for the Fund and the Portfolios, respectively.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio, the Board noted the experience of BMR’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. With respect to the Short Duration High Income Portfolio, the Board evaluated the abilities and experience of such investment personnel in making investments in fixed-income securities, including those

29

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

with below-investment grade ratings and durations of three years or less. With respect to the Short-Term U.S. Government Portfolio and CMBS Portfolio, the Board noted the experience of BMR in investing in securities issued, backed or otherwise guaranteed by the U.S. government. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolios by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

30

Eaton Vance

Short Duration Government Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Short Duration Government Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Susan Schiff

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.14

Eaton Vance

Short Duration High Income Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Short Duration High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24 and 27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/01/2013	02/21/2012	2.12%	4.18%	—	6.11%
Class A with 2.25% Maximum Sales Charge	—	—	–0.17	1.82	—	4.98
Class I at NAV	11/01/2013	02/21/2012	2.38	4.44	—	6.23
BofA Merrill Lynch U.S. High Yield Cash Pay BB-B Rated 1–3 Years Index	—	—	2.53%	5.16%	—	7.11%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.17%	0.92%
Net					1.05	0.80
Fund Profile4

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Cash Pay BB-B Rated 1-3 Years Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/15. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.10	$5.26	**	1.05%
Class I	$1,000.00	$1,023.80	$4.01	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 1, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Short Duration High Income Portfolio, at value (identified cost, $7,731,759)	$7,737,793
Receivable for Fund shares sold	200,001
Prepaid expenses	20,256
Receivable from affiliate	5,967
Total assets	$7,964,017

Liabilities
Payable for Fund shares redeemed	$30,091
Distributions payable	8,063
Payable to affiliates:
Distribution and service fees	92
Trustees’ fees	40
Accrued expenses	17,791
Total liabilities	$56,077
Net Assets	$7,907,940

Sources of Net Assets
Paid-in capital	$7,907,032
Accumulated net realized loss from Portfolio	(4,883)
Accumulated distributions in excess of net investment income	(243)
Net unrealized appreciation from Portfolio	6,034
Total	$7,907,940

Class A Shares
Net Assets	$892,551
Shares Outstanding	89,241
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.00
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.23

Class I Shares
Net Assets	$7,015,389
Shares Outstanding	700,367
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02

On sales of $100,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income allocated from Portfolio	$135,167
Expenses allocated from Portfolio	(18,916)
Total investment income from Portfolio	$116,251

Expenses
Distribution and service fees
Class A	$112
Trustees’ fees and expenses	290
Custodian fee	5,397
Transfer and dividend disbursing agent fees	601
Legal and accounting services	11,093
Printing and postage	9,141
Registration fees	22,223
Miscellaneous	2,660
Total expenses	$51,517
Deduct —
Allocation of expenses to affiliate	$50,300
Total expense reductions	$50,300

Net expenses	$1,217

Net investment income	$115,034

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(4,883)
Net realized loss	$(4,883)
Change in unrealized appreciation (depreciation) —
Investments	$6,034
Net change in unrealized appreciation (depreciation)	$6,034

Net realized and unrealized gain	$1,151

Net increase in net assets from operations	$116,185

6	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)
From operations —
Net investment income	$115,034
Net realized loss from investment transactions	(4,883)
Net change in unrealized appreciation (depreciation) from investments	6,034
Net increase in net assets from operations	$116,185
Distributions to shareholders —
From net investment income
Class A	$(1,471)
Class I	(113,806)
Total distributions to shareholders	$(115,277)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$965,468
Class I	6,971,055
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,441
Class I	73,102
Cost of shares redeemed
Class A	(73,799)
Class I	(30,235)
Net increase in net assets from Fund share transactions	$7,907,032

Net increase in net assets	$7,907,940

Net Assets
At beginning of period	$—
At end of period	$7,907,940

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(243)

7	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.210
Net realized and unrealized gain	0.000

Total income from operations	$0.210

Less Distributions
From net investment income	$(0.210)

Total distributions	$(0.210)

Net asset value — End of period	$10.000

Total Return(1)	2.12	%(2)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$893
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.05	%(6)
Net investment income	3.17	%(6)
Portfolio Turnover of the Portfolio	32	%(2)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.00% of average daily net assets for the six months ended April 30, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.215
Net realized and unrealized gain	0.020

Total income from operations	$0.235

Less Distributions
From net investment income	$(0.215)

Total distributions	$(0.215)

Net asset value — End of period	$10.020

Total Return(1)	2.38	%(2)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,015
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	0.80	%(6)
Net investment income	4.59	%(6)
Portfolio Turnover of the Portfolio	32	%(2)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Not annualized.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.00% average daily net assets for the six months ended April 30, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on November 1, 2013. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (11.9% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05% and 0.80% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM has allocated $50,300 of the Fund’s operating expenses for the six months ended April 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $37 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $191 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $112 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $7,767,006 and $146,615, respectively.

11

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)

Sales	96,470
Issued to shareholders electing to receive payments of distributions in Fund shares	144
Redemptions	(7,373)

Net increase	89,241

Class I	Six Months Ended April 30, 2014 (Unaudited)

Sales	696,090
Issued to shareholders electing to receive payments of distributions in Fund shares	7,295
Redemptions	(3,018)

Net increase	700,367

At April 30, 2014, EVM owned 12.8% of the value of the outstanding shares of the Fund.

12

Short Duration High Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 91.3%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.8%
Bombardier, Inc., 4.25%, 1/15/16(1)	$1,000	$1,043,750
Bombardier, Inc., 4.75%, 4/15/19(1)	130	132,438

		$1,176,188

Automotive & Auto Parts — 3.1%
Chrysler Group, LLC, 8.00%, 6/15/19(1)	$200	$220,000
General Motors Financial Co., Inc., 2.75%, 5/15/16	175	178,063
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	1,500	1,599,375

		$1,997,438

Broadcasting — 2.2%
AMC Networks, Inc., 7.75%, 7/15/21	$250	$281,250
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000	1,140,000

		$1,421,250

Building Materials — 2.1%
Interface, Inc., 7.625%, 12/1/18	$500	$533,125
Interline Brands, Inc., 10.00%, 11/15/18(2)	750	819,375

		$1,352,500

Cable / Satellite TV — 3.8%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$530,625
CSC Holdings, LLC, 7.875%, 2/15/18	500	581,250
DISH DBS Corp., 4.625%, 7/15/17	750	799,687
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	500	535,625

		$2,447,187

Capital Goods — 2.5%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$590,000
CNH Industrial Capital, LLC, 3.875%, 11/1/15	1,000	1,030,000

		$1,620,000

Chemicals — 0.8%
Ashland, Inc., 3.00%, 3/15/16	$500	$512,500

		$512,500

Consumer Products — 1.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$1,036,250
Libbey Glass, Inc., 6.875%, 5/15/20	100	103,195

		$1,139,445

Security	Principal Amount (000’s omitted)	Value

Containers — 0.9%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	$250	$255,937
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	65	67,113
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	250	263,750

		$586,800

Diversified Financial Services — 16.5%
Air Lease Corp., 4.50%, 1/15/16	$265	$279,575
Air Lease Corp., 5.625%, 4/1/17	750	828,750
Ally Financial, Inc., 0.00%, 6/15/15	2,000	1,940,000
Ally Financial, Inc., 3.50%, 7/18/16	200	207,050
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,494	1,551,892
CIT Group, Inc., 4.75%, 2/15/15(1)	905	930,453
E*TRADE Financial Corp., 6.75%, 6/1/16	1,640	1,781,450
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	500	505,000
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	250	254,063
International Lease Finance Corp., 2.183%, 6/15/16(3)	500	507,500
International Lease Finance Corp., 8.625%, 9/15/15	1,050	1,155,000
International Lease Finance Corp., 8.75%, 3/15/17	200	233,375
SLM Corp., 6.00%, 1/25/17	250	273,125
SLM Corp., 6.25%, 1/25/16	250	270,625

		$10,717,858

Diversified Media — 0.8%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$525,000

		$525,000

Energy — 6.5%
Chesapeake Energy Corp., 3.25%, 3/15/16	$1,000	$1,013,750
Chesapeake Energy Corp., 7.25%, 12/15/18	250	291,875
EPL Oil & Gas, Inc., 8.25%, 2/15/18	329	356,965
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	350	373,187
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,115,000
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,050,000

		$4,200,777

Food/Beverage / Tobacco — 4.2%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,264	$1,425,160
Michael Foods Group, Inc., 9.75%, 7/15/18	750	799,687
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	500	522,500

		$2,747,347

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming — 2.5%
MGM Resorts International, 6.625%, 7/15/15	$500	$531,250
MGM Resorts International, 6.875%, 4/1/16	500	548,125
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	560,000

		$1,639,375

Health Care — 7.0%
Alere, Inc., 7.25%, 7/1/18	$400	$441,000
Alere, Inc., 8.625%, 10/1/18	500	537,500
HCA, Inc., 6.50%, 2/15/16	1,250	1,359,375
ResCare, Inc., 10.75%, 1/15/19	1,500	1,665,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	543,750

		$4,546,625

Homebuilders / Real Estate — 0.8%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$258,750
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	254,063

		$512,813

Leisure — 2.4%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$500	$515,000
NCL Corp., Ltd., 5.00%, 2/15/18	500	518,750
Royal Caribbean Cruises, 7.25%, 6/15/16	500	557,500

		$1,591,250

Metals / Mining — 0.4%
Novelis, Inc., 8.375%, 12/15/17	$250	$267,188

		$267,188

Paper — 1.6%
Cascades, Inc., 7.75%, 12/15/17	$1,000	$1,042,875

		$1,042,875

Restaurants — 1.3%
NPC International, Inc., 10.50%, 1/15/20	$750	$860,625

		$860,625

Services — 4.0%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.986%, 12/1/17(1)(3)	$250	$252,500
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	30	32,175
Laureate Education, Inc., 9.25%, 9/1/19(1)	500	530,000
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	500	525,000

Security	Principal Amount (000’s omitted)	Value

Services (continued)
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	$165	$174,694
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	1,000	1,071,800

		$2,586,169

Super Retail — 7.3%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$255	$266,475
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	1,750	1,833,125
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	190	196,650
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,330,625
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,077,510

		$4,704,385

Technology — 5.8%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$514,375
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	282,500
Avaya, Inc., 10.125%, 11/1/15	465	467,278
Boxer Parent Co., Inc., 9.00%, 10/15/19(1)(2)	135	132,975
Ceridian Corp., 11.25%, 11/15/15	250	253,750
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	1,000	1,026,250
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,061,250

		$3,738,378

Telecommunications — 9.0%
Digicel, Ltd., 8.25%, 9/1/17(1)	$750	$781,912
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,000	1,062,500
iPCS, Inc., 3.488%, 5/1/14(2)(3)	1,000	1,000,000
Level 3 Communications, Inc., 11.875%, 2/1/19	250	283,125
Numericable Group SA, 4.875%, 5/15/19(1)(4)	500	505,625
Sprint Communications, Inc., 6.00%, 12/1/16	250	274,375
Sprint Communications, Inc., 9.00%, 11/15/18(1)	500	610,625
T-Mobile USA, Inc., 5.25%, 9/1/18	275	290,813
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,034,375

		$5,843,350

Textiles / Apparel — 0.3%
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	$164	$178,760

		$178,760

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.9%
AES Corp. (The), 9.75%, 4/15/16	$1,040	$1,203,800

		$1,203,800

Total Corporate Bonds & Notes (identified cost $58,436,841)		$59,159,883

Senior Floating-Rate Interests — 6.4%(5)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing / Printing — 1.6%
Cengage Learning Acquisitions, Inc., Term Loan, Maturing 3/31/20(6)	$1,000	$1,015,375

		$1,015,375

Services — 1.5%
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	$995	$983,412

		$983,412

Technology — 1.6%
First Data Corp., Term Loan, 3.65%, Maturing 3/24/17	$1,000	$998,906

		$998,906

Telecommunications — 1.7%
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,100	$1,127,959

		$1,127,959

Total Senior Floating-Rate Interests (identified cost $4,093,711)		$4,125,652

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.4%
Hologic, Inc., 0.00%, 12/15/43	$250	$264,844

		$264,844

Total Convertible Bonds (identified cost $263,618)		$264,844

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

Hotels — 0.2%
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(7)	$120	$123,256

		$123,256

Total Commercial Mortgage-Backed Securities (identified cost $120,495)		$123,256

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	$1,079	$1,079,056

		$1,079,056

Total Short-Term Investments (identified cost $1,079,056)		$1,079,056

Total Investments — 99.9% (identified cost $63,993,721)		$64,752,691

Other Assets, Less Liabilities — 0.1%		$43,228

Net Assets — 100.0%		$64,795,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	–	Hilton USA Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $18,095,672 or 27.9% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(4)	When-issued security.

(5)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(6)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $62,914,665)	$63,673,635
Affiliated investment, at value (identified cost, $1,079,056)	1,079,056
Interest receivable	1,101,032
Interest receivable from affiliated investment	73
Receivable for investments sold	1,040,486
Total assets	$66,894,282

Liabilities
Payable for investments purchased	$1,540,474
Payable for when-issued securities	500,000
Payable to affiliates:
Investment adviser fee	31,722
Trustees’ fees	258
Accrued expenses	25,909
Total liabilities	$2,098,363
Net Assets applicable to investors’ interest in Portfolio	$64,795,919

Sources of Net Assets
Investors’ capital	$64,036,949
Net unrealized appreciation	758,970
Total	$64,795,919

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income	$1,654,707
Interest allocated from affiliated investment	339
Expenses allocated from affiliated investment	(55)
Total investment income	$1,654,991

Expenses
Investment adviser fee	$182,624
Trustees’ fees and expenses	1,575
Custodian fee	20,079
Legal and accounting services	23,286
Miscellaneous	5,351
Total expenses	$232,915
Deduct —
Reduction of custodian fee	$10
Total expense reductions	$10

Net expenses	$232,905

Net investment income	$1,422,086

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$79,964
Investment transactions allocated from affiliated investment	4
Net realized gain	$79,968
Change in unrealized appreciation (depreciation) —
Investments	$(34,950)
Net change in unrealized appreciation (depreciation)	$(34,950)

Net realized and unrealized gain	$45,018

Net increase in net assets from operations	$1,467,104

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$1,422,086	$2,653,072
Net realized gain from investment transactions	79,968	217,794
Net change in unrealized appreciation (depreciation) from investments	(34,950)	370,171
Net increase in net assets from operations	$1,467,104	$3,241,037
Capital transactions —
Contributions	$7,767,006	$—
Withdrawals	(146,615)	—
Net increase in net assets from capital transactions	$7,620,391	$—

Net increase in net assets	$9,087,495	$3,241,037

Net Assets
At beginning of period	$55,708,424	$52,467,387
At end of period	$64,795,919	$55,708,424

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	Period Ended October 31, 2012(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.76	%(3)	0.80%	0.84	%(3)
Net investment income	4.67	%(3)	4.91%	4.90	%(3)
Portfolio Turnover	32	%(4)	92%	50	%(4)

Total Return	2.42	%(4)	6.18%	5.00	%(4)

Net assets, end of period (000’s omitted)	$64,796		$55,708	$52,467

(1)	For the period from the start of business, February 21, 2012, to October 31, 2012.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 11.9%, 74.3% and 13.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

21

Short Duration High Income Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $182,624 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $26,302,255 and $19,629,723, respectively, for the six months ended April 30, 2014.

22

Short Duration High Income Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,985,604

Gross unrealized appreciation	$964,852
Gross unrealized depreciation	(197,765)

Net unrealized appreciation	$767,087

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$59,159,883	$—	$59,159,883
Senior Floating-Rate Interests	—	4,125,652	—	4,125,652
Convertible Bonds	—	264,844	—	264,844
Commercial Mortgage-Backed Securities	—	123,256	—	123,256
Short-Term Investments	—	1,079,056	—	1,079,056

Total Investments	$—	$64,752,691	$—	$64,752,691

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 input. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on June 10, 2013, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Short Duration High Income Fund (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the June 10, 2013 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory and administrative agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

24

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser. The Fund will invest primarily in the Short Duration High Income Portfolio (the “Portfolio”) and may also invest directly in securities or other instruments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board noted that, under the terms of the investment advisory and administrative agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the other Eaton Vance funds, including the Portfolio, for which it receives no separate fee from the Fund but for which the Adviser or an affiliate receives fees from such other funds. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

25

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

26

Short Duration High Income Portfolio

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Short Duration High Income Portfolio

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Short Duration High Income Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experience of such investment personnel in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Portfolio matters by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

28

Short Duration High Income Portfolio

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-year ended September 30, 2013 for the Portfolio. In light of the Portfolio’s relatively brief operating history, the Board concluded that additional time is required to evaluate Portfolio performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Portfolio’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Portfolio expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in connection with providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Short Duration High Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

14893 4.30.14

Eaton Vance Short Duration Strategic Income Fund Semiannual Report April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Short Duration Strategic Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Performance1,2

Portfolio Managers Eric A. Stein, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	2.30%	–0.17%	7.16%	5.94%
Class A with 2.25% Maximum Sales Charge	—	—	0.01	–2.41	6.68	5.70
Class B at NAV	11/26/1990	11/26/1990	1.89	–0.98	6.31	5.13
Class B with 5% Maximum Sales Charge	—	—	–3.11	–5.73	6.00	5.13
Class C at NAV	05/25/1994	11/26/1990	1.89	–0.98	6.31	5.13
Class C with 1% Maximum Sales Charge	—	—	0.89	–1.93	6.31	5.13
Class I at NAV	04/03/2009	11/26/1990	2.43	0.09	7.36	6.05
Class R at NAV	08/03/2009	11/26/1990	2.03	–0.42	6.93	5.82
Barclays U.S. Aggregate Bond Index	—	—	1.74%	–0.26%	4.87%	4.82%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.16%	1.91%	1.91%	0.91%	1.41%
Net		1.06	1.81	1.81	0.81	1.31

Fund Profile4

Portfolio Allocation (% of net assets)

*	Amount is less than 0.05%.

Asset Allocation (% of net assets)5

*	Net securities sold short.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.00	$5.92	1.18%
Class B	$1,000.00	$1,018.90	$9.76	1.95%
Class C	$1,000.00	$1,018.90	$9.76	1.95%
Class I	$1,000.00	$1,024.30	$4.62	0.92%
Class R	$1,000.00	$1,020.30	$7.26	1.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91	1.18%
Class B	$1,000.00	$1,015.10	$9.74	1.95%
Class C	$1,000.00	$1,015.10	$9.74	1.95%
Class I	$1,000.00	$1,020.20	$4.61	0.92%
Class R	$1,000.00	$1,017.60	$7.25	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Bond Portfolio (identified cost, $0)		$16,823	0.0	%(1)
Boston Income Portfolio (identified cost, $440,812,808)		473,853,188	24.3
Currency Income Advantage Portfolio (identified cost, $42,688,856)		43,005,879	2.2
Emerging Markets Local Income Portfolio (identified cost, $15,338,436)		16,590,115	0.9
Eaton Vance Floating Rate Portfolio (identified cost, $0)		15,344,254	0.8
Global Macro Absolute Return Advantage Portfolio (identified cost, $404,613,799)		409,415,291	21.0
Global Macro Capital Opportunities Portfolio (identified cost, $41,051,417)		41,389,810	2.1
Global Macro Portfolio (identified cost, $148,507,045)		183,500,613	9.4
Global Opportunities Portfolio (identified cost, $392,905,002)		402,417,560	20.7
High Income Opportunities Portfolio (identified cost, $108,496,970)		124,263,712	6.4
International Income Portfolio (identified cost, $19,368,477)		19,521,015	1.0
Senior Debt Portfolio (identified cost, $175,137,773)		175,723,187	9.0
Short Duration High Income Portfolio (identified cost, $47,530,464)		48,167,999	2.5

Total Investments in Affiliated Portfolios (identified cost $1,836,451,047)		$1,953,209,446	100.3%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/14	$405,011	$405,011	0.0	%(1)

Total Short-Term Investments (identified cost $405,011)(2)		$405,011	0.0	%(1)

Total Investments (identified cost $1,836,856,058)		$1,953,614,457	100.3%

Other Assets, Less Liabilities		$(4,953,549)	(0.3)%

Net Assets		$1,948,660,908	100.0%

(1)	Amount is less than 0.05%.

(2)	Cost for federal income taxes is the same.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investments in affiliated Portfolios, at value (identified cost, $1,836,451,047)	$1,953,209,446
Investments in unaffiliated securities, at value (identified cost, $405,011)	405,011
Receivable for Fund shares sold	2,668,397
Total assets	$1,956,282,854

Liabilities
Payable for Fund shares redeemed	$6,456,771
Payable to affiliates:
Investment adviser fee	263
Distribution and service fees	768,392
Trustees’ fees	42
Accrued expenses	396,478
Total liabilities	$7,621,946
Net Assets	$1,948,660,908

Sources of Net Assets
Paid-in capital	$1,830,192,615
Accumulated net realized gain from Portfolios	6,871,622
Accumulated distributions in excess of net investment income	(5,161,728)
Net unrealized appreciation	116,758,399
Total	$1,948,660,908

Class A Shares
Net Assets	$953,778,087
Shares Outstanding	121,522,414
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.85
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$8.03

Class B Shares
Net Assets	$65,458,782
Shares Outstanding	8,835,789
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.41

Class C Shares
Net Assets	$621,804,801
Shares Outstanding	83,901,825
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.41

Class I Shares
Net Assets	$306,170,041
Shares Outstanding	39,064,807
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.84

Class R Shares
Net Assets	$1,449,197
Shares Outstanding	184,323
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest income	$36
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $212,460)	57,931,996
Dividends allocated from affiliated Portfolios (net of foreign taxes, $14,210)	1,789,696
Expenses, excluding interest expense, allocated from affiliated Portfolios	(8,052,087)
Interest expense allocated from affiliated Portfolios	(583,798)
Total investment income	$51,085,843

Expenses
Investment adviser fee	$2,233
Distribution and service fees
Class A	1,260,735
Class B	353,313
Class C	3,305,220
Class R	3,514
Trustees’ fees and expenses	250
Custodian fee	39,147
Transfer and dividend disbursing agent fees	706,884
Legal and accounting services	68,831
Printing and postage	227,321
Registration fees	71,655
Miscellaneous	13,885
Total expenses	$6,052,988
Deduct —
Reduction of custodian fee	$199
Total expense reductions	$199

Net expenses	$6,052,789

Net investment income	$45,033,054

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a loss of $1,747,427 from precious metals)	$6,434,536
Written options	73,498
Securities sold short	(3,608,350)
Futures contracts	(7,751,311)
Swap contracts	(9,271,037)
Forward commodity contracts	221,292
Foreign currency and forward foreign currency exchange contract transactions	(14,808,016)
Net realized loss	$(28,709,388)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (net of increase in accrued foreign capital gains taxes of $47,595 and including net increase of $1,428,661 from precious metals)	$3,021,393
Written options	2,554,296
Securities sold short	3,323,201
Futures contracts	2,659,130
Swap contracts	10,209,530
Forward commodity contracts	(163,017)
Foreign currency and forward foreign currency exchange contracts	4,383,822
Net change in unrealized appreciation (depreciation)	$25,988,355

Net realized and unrealized loss	$(2,721,033)

Net increase in net assets from operations	$42,312,021

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$45,033,054	$101,825,662
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(28,709,388)	(20,353,198)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	25,988,355	(54,951,204)
Net increase in net assets from operations	$42,312,021	$26,521,260
Distributions to shareholders —
From net investment income
Class A	$(24,060,777)	$(41,616,785)
Class B	(1,405,559)	(2,371,975)
Class C	(13,181,540)	(20,825,585)
Class I	(8,712,648)	(13,942,508)
Class R	(32,191)	(46,067)
From net realized gain
Class A	—	(3,379,183)
Class B	—	(249,164)
Class C	—	(2,328,009)
Class I	—	(1,201,289)
Class R	—	(4,200)
Tax return of capital
Class A	—	(17,925,246)
Class B	—	(1,034,370)
Class C	—	(9,297,879)
Class I	—	(6,152,312)
Class R	—	(20,947)
Total distributions to shareholders	$(47,392,715)	$(120,395,519)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$75,891,000	$249,248,910
Class B	461,420	2,098,045
Class C	22,461,893	112,873,153
Class I	49,666,478	188,351,525
Class R	102,101	1,461,990
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	22,864,844	59,558,256
Class B	1,203,367	3,054,775
Class C	11,566,279	28,053,935
Class I	6,303,282	15,586,992
Class R	30,531	69,275
Cost of shares redeemed
Class A	(261,236,885)	(639,836,908)
Class B	(9,054,785)	(21,978,997)
Class C	(135,433,031)	(264,680,804)
Class I	(144,493,155)	(231,785,640)
Class R	(67,909)	(1,596,606)
Net asset value of shares exchanged
Class A	4,527,466	10,208,487
Class B	(4,527,466)	(10,208,487)
Net decrease in net assets from Fund share transactions	$(359,734,570)	$(499,522,099)

Net decrease in net assets	$(364,815,264)	$(593,396,358)

Net Assets
At beginning of period	$2,313,476,172	$2,906,872,530
At end of period	$1,948,660,908	$2,313,476,172

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,161,728)	$(2,802,067)

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$7.860		$8.150		$8.030		$8.210		$7.950		$6.940

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.321		$0.336		$0.296		$0.299		$0.368
Net realized and unrealized gain (loss)	0.002		(0.232)		0.163		(0.076)		0.388		1.062

Total income from operations	$0.178		$0.089		$0.499		$0.220		$0.687		$1.430

Less Distributions
From net investment income	$(0.188)		$(0.246)		$(0.283)		$(0.400)		$(0.427)		$(0.420)
From net realized gain	—		(0.024)		(0.096)		—		—		—
Tax return of capital	—		(0.109)		—		—		—		—

Total distributions	$(0.188)		$(0.379)		$(0.379)		$(0.400)		$(0.427)		$(0.420)

Net asset value — End of period	$7.850		$7.860		$8.150		$8.030		$8.210		$7.950

Total Return(2)	2.30	%(3)	1.07%		6.38%		2.71%		8.83%		21.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953,778		$1,114,267		$1,480,803		$1,676,019		$1,679,836		$1,410,612
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.18	%(6)(7)	1.16	%(7)	1.15	%(7)	1.08	%(7)	1.01%		1.08%
Net investment income	4.54	%(6)	3.97%		4.18%		3.63%		3.68%		5.05%
Portfolio Turnover of the Fund(8)	17	%(3)	24%		23%		8%		19%		11%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.		N.A.		15%		33%
Portfolio Turnover of Bond Portfolio	24	%(3)	40	%(9)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%		64%		70%		75%		74%
Portfolio Turnover of Currency Income Advantage Portfolio	35	%(3)	0	%(10)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Emerging Markets Local Income Portfolio	55	%(3)	27%		24%		16%		17%		26%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		7	%(11)	N.A.
Portfolio Turnover of Global Macro Capital Opportunities Portfolio	25	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37	%(3)	56%		39%		33%		19%		25%
Portfolio Turnover of Global Opportunities Portfolio	45	%(3)	123%		17%		10%		18	%(12)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	19	%(3)	62%		76%		78%		79%		72%
Portfolio Turnover of International Income Portfolio	25	%(3)	21%		37%		31%		45%		28%
Portfolio Turnover of Senior Debt Portfolio	16	%(3)	29%		37%		N.A.		N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	32	%(3)	92%		50	%(13)	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	N.A.		N.A.		15%		6%		26%		34%

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$7.420		$7.690		$7.570		$7.750		$7.500		$6.570

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.246		$0.260		$0.221		$0.226		$0.295
Net realized and unrealized gain (loss)	(0.001)		(0.217)		0.160		(0.080)		0.374		0.982

Total income from operations	$0.138		$0.029		$0.420		$0.141		$0.600		$1.277

Less Distributions
From net investment income	$(0.148)		$(0.189)		$(0.204)		$(0.321)		$(0.350)		$(0.347)
From net realized gain	—		(0.024)		(0.096)		—		—		—
Tax return of capital	—		(0.086)		—		—		—		—

Total distributions	$(0.148)		$(0.299)		$(0.300)		$(0.321)		$(0.350)		$(0.347)

Net asset value — End of period	$7.410		$7.420		$7.690		$7.570		$7.750		$7.500

Total Return(2)	1.89	%(3)	0.35%		5.67%		1.83%		8.14%		20.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,459		$77,536		$107,632		$136,050		$162,476		$163,073
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.95	%(6)(7)	1.91	%(7)	1.90	%(7)	1.83	%(7)	1.76%		1.83%
Net investment income	3.78	%(6)	3.21%		3.43%		2.88%		2.95%		4.32%
Portfolio Turnover of the Fund(8)	17	%(3)	24%		23%		8%		19%		11%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.		N.A.		15%		33%
Portfolio Turnover of Bond Portfolio	24	%(3)	40	%(9)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%		64%		70%		75%		74%
Portfolio Turnover of Currency Income Advantage Portfolio	35	%(3)	0	%(10)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Emerging Markets Local Income Portfolio	55	%(3)	27%		24%		16%		17%		26%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		7	%(11)	N.A.
Portfolio Turnover of Global Macro Capital Opportunities Portfolio	25	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37	%(3)	56%		39%		33%		19%		25%
Portfolio Turnover of Global Opportunities Portfolio	45	%(3)	123%		17%		10%		18	%(12)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	19	%(3)	62%		76%		78%		79%		72%
Portfolio Turnover of International Income Portfolio	25	%(3)	21%		37%		31%		45%		28%
Portfolio Turnover of Senior Debt Portfolio	16	%(3)	29%		37%		N.A.		N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	32	%(3)	92%		50	%(13)	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	N.A.		N.A.		15%		6%		26%		34%

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$7.420		$7.690		$7.580		$7.750		$7.510		$6.570

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.245		$0.260		$0.222		$0.224		$0.296
Net realized and unrealized gain (loss)	(0.001)		(0.216)		0.150		(0.071)		0.366		0.991

Total income from operations	$0.138		$0.029		$0.410		$0.151		$0.590		$1.287

Less Distributions
From net investment income	$(0.148)		$(0.189)		$(0.204)		$(0.321)		$(0.350)		$(0.347)
From net realized gain	—		(0.024)		(0.096)		—		—		—
Tax return of capital	—		(0.086)		—		—		—		—

Total distributions	$(0.148)		$(0.299)		$(0.300)		$(0.321)		$(0.350)		$(0.347)

Net asset value — End of period	$7.410		$7.420		$7.690		$7.580		$7.750		$7.510

Total Return(2)	1.89	%(3)	0.35%		5.53%		1.96%		8.00%		20.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$621,805		$724,705		$877,526		$892,991		$780,986		$618,431
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.95	%(6)(7)	1.91	%(7)	1.90	%(7)	1.83	%(7)	1.76%		1.83%
Net investment income	3.78	%(6)	3.21%		3.43%		2.88%		2.92%		4.31%
Portfolio Turnover of the Fund(8)	17	%(3)	24%		23%		8%		19%		11%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.		N.A.		15%		33%
Portfolio Turnover of Bond Portfolio	24	%(3)	40	%(9)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%		64%		70%		75%		74%
Portfolio Turnover of Currency Income Advantage Portfolio	35	%(3)	0	%(10)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Emerging Markets Local Income Portfolio	55	%(3)	27%		24%		16%		17%		26%
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		7	%(11)	N.A.
Portfolio Turnover of Global Macro Capital Opportunities Portfolio	25	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37	%(3)	56%		39%		33%		19%		25%
Portfolio Turnover of Global Opportunities Portfolio	45	%(3)	123%		17%		10%		18	%(12)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	19	%(3)	62%		76%		78%		79%		72%
Portfolio Turnover of International Income Portfolio	25	%(3)	21%		37%		31%		45%		28%
Portfolio Turnover of Senior Debt Portfolio	16	%(3)	29%		37%		N.A.		N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	32	%(3)	92%		50	%(13)	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portflio	N.A.		N.A.		15%		6%		26%		34%

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2009(14)
			2013		2012		2011		2010
Net asset value — Beginning of period	$7.850		$8.140		$8.020		$8.200		$7.930		$6.870

Income (Loss) From Operations
Net investment income(1)	$0.185		$0.340		$0.356		$0.316		$0.312		$0.237
Net realized and unrealized gain (loss)	0.003		(0.231)		0.163		(0.077)		0.403		1.077

Total income from operations	$0.188		$0.109		$0.519		$0.239		$0.715		$1.314

Less Distributions
From net investment income	$(0.198)		$(0.261)		$(0.303)		$(0.419)		$(0.445)		$(0.254)
From net realized gain	—		(0.024)		(0.096)		—		—		—
Tax return of capital	—		(0.114)		—		—		—		—

Total distributions	$(0.198)		$(0.399)		$(0.399)		$(0.419)		$(0.445)		$(0.254)

Net asset value — End of period	$7.840		$7.850		$8.140		$8.020		$8.200		$7.930

Total Return(2)	2.43	%(3)	1.33%		6.66%		2.95%		9.23%		19.36	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$306,170		$395,581		$439,393		$400,587		$238,933		$64,614
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.92	%(6)(7)	0.91	%(7)	0.90	%(7)	0.84	%(7)	0.76%		0.83	%(6)
Net investment income	4.77	%(6)	4.20%		4.43%		3.89%		3.84%		5.31	%(6)
Portfolio Turnover of the Fund(8)	17	%(3)	24%		23%		8%		19%		11	%(15)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.		N.A.		15%		33	%(15)
Portfolio Turnover of Bond Portfolio	24	%(3)	40	%(9)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%		64%		70%		75%		74	%(16)
Portfolio Turnover of Currency Income Advantage Portfolio	35	%(3)	0	%(10)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Emerging Markets Local Income Portfolio	55	%(3)	27%		24%		16%		17%		26	%(16)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35	%(16)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		7	%(11)	N.A.
Portfolio Turnover of Global Macro Capital Opportunities Portfolio	25	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37	%(3)	56%		39%		33%		19%		25	%(16)
Portfolio Turnover of Global Opportunities Portfolio	45	%(3)	123%		17%		10%		18	%(12)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	19	%(3)	62%		76%		78%		79%		72	%(16)
Portfolio Turnover of International Income Portfolio	25	%(3)	21%		37%		31%		45%		28	%(16)
Portfolio Turnover of Senior Debt Portfolio	16	%(3)	29%		37%		N.A.		N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	32	%(3)	92%		50	%(13)	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portflio	N.A.		N.A.		15%		6%		26%		34	%(16)

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2009(17)
			2013		2012		2011		2010
Net asset value — Beginning of period	$7.880		$8.160		$8.030		$8.220		$7.940		$7.660

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.299		$0.317		$0.276		$0.266		$0.058
Net realized and unrealized gain (loss)	(0.009)		(0.220)		0.172		(0.086)		0.422		0.321

Total income from operations	$0.158		$0.079		$0.489		$0.190		$0.688		$0.379

Less Distributions
From net investment income	$(0.178)		$(0.232)		$(0.263)		$(0.380)		$(0.408)		$(0.099)
From net realized gain	—		(0.024)		(0.096)		—		—		—
Tax return of capital	—		(0.103)		—		—		—		—

Total distributions	$(0.178)		$(0.359)		$(0.359)		$(0.380)		$(0.408)		$(0.099)

Net asset value — End of period	$7.860		$7.880		$8.160		$8.030		$8.220		$7.940

Total Return(2)	2.03	%(3)	0.95%		6.25%		2.33%		8.84%		4.97	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,449		$1,387		$1,517		$1,122		$577		$1
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.45	%(6)(7)	1.41	%(7)	1.40	%(7)	1.33	%(7)	1.26%		1.33	%(6)
Net investment income	4.29	%(6)	3.68%		3.94%		3.38%		3.26%		2.98	%(6)
Portfolio Turnover of the Fund(8)	17	%(3)	24%		23%		8%		19%		11	%(15)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.		N.A.		15%		33	%(15)
Portfolio Turnover of Bond Portfolio	24	%(3)	40	%(9)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Boston Income Portfolio	19	%(3)	56%		64%		70%		75%		74	%(16)
Portfolio Turnover of Currency Income Advantage Portfolio	35	%(3)	0	%(10)	N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Emerging Markets Local Income Portfolio	55	%(3)	27%		24%		16%		17%		26	%(16)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	17	%(3)	32%		42%		56%		39%		35	%(16)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	55	%(3)	65%		91%		50%		7	%(11)	N.A.
Portfolio Turnover of Global Macro Capital Opportunities Portfolio	25	%(3)	N.A.		N.A.		N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	37	%(3)	56%		39%		33%		19%		25	%(16)
Portfolio Turnover of Global Opportunities Portfolio	45	%(3)	123%		17%		10%		18	%(12)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	19	%(3)	62%		76%		78%		79%		72	%(16)
Portfolio Turnover of International Income Portfolio	25	%(3)	21%		37%		31%		45%		28	%(16)
Portfolio Turnover of Senior Debt Portfolio	16	%(3)	29%		37%		N.A.		N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	32	%(3)	92%		50	%(13)	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	N.A.		N.A.		15%		6%		26%		34	%(16)

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Financial Highlights — continued

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.06%, 0.10%, 0.12% and 0.05% for Class A, Class B and Class C and 0.06%, 0.10%, 0.12% and 0.06% for Class I and Class R for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(10)	For the period from the Portfolio’s start of business, August 26, 2013, to October 31, 2013.

(11)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(12)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(13)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

(14)	For the period from commencement of operations on April 3, 2009 to October 31, 2009.

(15)	For the Fund’s year ended October 31, 2009.

(16)	For the Portfolio’s year ended October 31, 2009.

(17)	For the period from commencement of operations on August 3, 2009 to October 31, 2009.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund, (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following thirteen portfolios managed by Eaton Vance Management (EVM) or its affiliates: Bond Portfolio, Boston Income Portfolio, Currency Income Advantage Portfolio, Emerging Markets Local Income Portfolio, Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio), Global Macro Absolute Return Advantage Portfolio, Global Macro Capital Opportunities Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio and Short Duration High Income (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Bond Portfolio, Boston Income Portfolio, Currency Income Advantage Portfolio, Emerging Markets Local Income Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Capital Opportunities Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio and Short Duration High Income Portfolio (less than 0.05%, 8.8%, 80.2%, 4.3%, 0.1%, 26.0%, 83.7%, 3.9%, 83.9%, 11.5%, 2.8% , 2.2% and 74.3% respectively, at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e. subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the options), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2014, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $6,802,956 and the adviser fee paid by the Fund on Investable Assets amounted to $2,233. For the six months ended April 30, 2014, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.65% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $14,582 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $17,509 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $1,260,735 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $264,985 and $2,478,915 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $1,757 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $88,328, $826,305 and $1,757 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $34,000, $74,000 and $30,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Bond Portfolio	$—	$99,050,000
Boston Income Portfolio	52,107,392	52,817,579
Emerging Markets Local Income Portfolio	—	4,796,762
Eaton Vance Floating Rate Portfolio	1,908,458	144,520,124
Global Macro Absolute Return Advantage Portfolio	50,567,392	1,000,000
Global Macro Capital Opportunities Portfolio	41,850,000	—
Global Macro Portfolio	9,500,000	144,937,484
Global Opportunities Portfolio	105,562,392	144,050,000
High Income Opportunities Portfolio	—	5,420,342
International Income Portfolio	—	144,777,935
Senior Debt Portfolio	90,712,393	25,932,860

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	9,680,927	30,660,136
Issued to shareholders electing to receive payments of distributions in Fund shares	2,920,966	7,377,220
Redemptions	(33,331,910)	(79,309,426)
Exchange from Class B shares	576,880	1,260,716

Net decrease	(20,153,137)	(40,011,354)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	62,402	274,116
Issued to shareholders electing to receive payments of distributions in Fund shares	162,886	400,977
Redemptions	(1,224,242)	(2,888,162)
Exchange to Class A shares	(611,704)	(1,336,217)

Net decrease	(1,610,658)	(3,549,286)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	3,035,606	14,690,020
Issued to shareholders electing to receive payments of distributions in Fund shares	1,564,548	3,683,886
Redemptions	(18,302,358)	(34,837,520)

Net decrease	(13,702,204)	(16,463,614)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	6,345,327	23,204,030
Issued to shareholders electing to receive payments of distributions in Fund shares	806,462	1,934,976
Redemptions	(18,452,189)	(28,758,462)

Net decrease	(11,300,400)	(3,619,456)

19

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	12,996	178,484
Issued to shareholders electing to receive payments of distributions in Fund shares	3,892	8,560
Redemptions	(8,667)	(196,914)

Net increase (decrease)	8,221	(9,870)

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$1,953,209,446	$—	$—	$1,953,209,446
Short-Term Investments	—	405,011	—	405,011

Total Investments	$1,953,209,446	$405,011	$—	$1,953,614,457

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Strategic Income Fund (formerly Eaton Vance Strategic Income Fund) (the “Fund”) with Eaton Vance Management (“EVM”) as well as the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. In approving the advisory agreements, the Board noted that Eaton Vance Management would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

22

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board also considered the performance of the underlying Portfolio and the underlying Funds. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with its relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

23

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Short Duration Strategic Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Strategic Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688 4.30.14

Eaton Vance

Tax-Managed Equity Asset

Allocation Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	15

Officers and Trustees	18

Important Notices	19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Performance1,2

Portfolio Manager Lewis R. Piantedosi

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	6.92%	19.16%	16.37%	7.73%
Class A with 5.75% Maximum Sales Charge	—	—	0.79	12.29	14.99	7.09
Class B at NAV	03/04/2002	03/04/2002	6.48	18.22	15.48	6.93
Class B with 5% Maximum Sales Charge	—	—	1.48	13.22	15.26	6.93
Class C at NAV	03/04/2002	03/04/2002	6.52	18.20	15.48	6.93
Class C with 1% Maximum Sales Charge	—	—	5.52	17.20	15.48	6.93
Russell 3000 Index	—	—	7.83%	20.78%	19.53%	8.09%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	11.14%	14.50%	6.68%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	7.86	12.15	5.82
Class B After Taxes on Distributions		03/04/2002	03/04/2002	12.17	14.87	6.57
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	8.31	12.37	5.68
Class C After Taxes on Distributions		03/04/2002	03/04/2002	16.09	15.07	6.57
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	10.61	12.56	5.69

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
				1.36%	2.11%	2.11%

Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]	Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in one or more affiliated investment companies (Portfolios).

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,069.20	$6.82	1.33%
Class B	$1,000.00	$1,064.80	$10.70	2.09%
Class C	$1,000.00	$1,065.20	$10.65	2.08%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.66	1.33%
Class B	$1,000.00	$1,014.40	$10.44	2.09%
Class C	$1,000.00	$1,014.50	$10.39	2.08%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $81,263,553)	$127,802,501
Investment in Tax-Managed Value Portfolio, at value (identified cost, $78,975,636)	119,369,516
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $59,853,156)	74,723,215
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $32,539,256)	44,592,941
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $32,250,018)	41,649,528
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $23,525,650)	37,564,269
Receivable for Fund shares sold	117,145
Total assets	$445,819,115

Liabilities
Payable for Fund shares redeemed	$320,480
Payable to affiliates:
Investment adviser fee	48,427
Administration fee	54,707
Distribution and service fees	207,390
Trustees’ fees	42
Accrued expenses	87,147
Total liabilities	$718,193
Net Assets	$445,100,922

Sources of Net Assets
Paid-in capital	$286,169,218
Accumulated net realized gain from Portfolios	21,137,644
Accumulated undistributed net investment income	499,359
Net unrealized appreciation from Portfolios	137,294,701
Total	$445,100,922

Class A Shares
Net Assets	$256,561,145
Shares Outstanding	14,815,348
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.32
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.38

Class B Shares
Net Assets	$13,402,382
Shares Outstanding	816,574
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.41

Class C Shares
Net Assets	$175,137,395
Shares Outstanding	10,763,941
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends allocated from Portfolios (net of foreign taxes, $158,201)	$5,001,602
Interest allocated from Portfolios	4,893
Securities lending income allocated from Portfolios, net	524
Expenses allocated from Portfolios	(1,517,034)
Net investment income from Portfolios	$3,489,985

Expenses
Investment adviser fee	$259,925
Administration fee	326,427
Distribution and service fees
Class A	311,080
Class B	72,863
Class C	858,995
Trustees’ fees and expenses	250
Custodian fee	18,317
Transfer and dividend disbursing agent fees	136,312
Legal and accounting services	35,513
Printing and postage	26,606
Registration fees	31,604
Miscellaneous	7,919
Total expenses	$2,085,811

Net investment income	$1,404,174

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) allocated from Portfolios —
Investment transactions	$16,372,118	(1)
Written options	6,864
Foreign currency transactions	9,076
Net realized gain	$16,388,058
Change in unrealized appreciation (depreciation) —
Investments	$10,806,831
Written options	697
Foreign currency	13,886
Net change in unrealized appreciation (depreciation)	$10,821,414

Net realized and unrealized gain	$27,209,472

Net increase in net assets from operations	$28,613,646

(1)	Includes $7,225,379 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$1,404,174	$1,823,705
Net realized gain from investment transactions, written options and foreign currency transactions	16,388,058 (1)	30,442,281 (2)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	10,821,414	58,889,369
Net increase in net assets from operations	$28,613,646	$91,155,355
Distributions to shareholders —
From net investment income
Class A	$(1,442,631)	$(1,958,035)
Class B	—	(7,414)
Class C	—	(352,575)
From net realized gain
Class A	(9,469,059)	(10,014,655)
Class B	(570,359)	(915,561)
Class C	(6,889,409)	(7,478,707)
Total distributions to shareholders	$(18,371,458)	$(20,726,947)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,961,952	$19,351,031
Class B	110,155	203,157
Class C	5,250,032	10,103,587
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,134,299	10,998,931
Class B	511,104	820,591
Class C	5,940,393	6,680,073
Cost of shares redeemed
Class A	(11,671,687)	(45,001,946)
Class B	(982,709)	(3,135,920)
Class C	(9,009,629)	(23,847,828)
Net asset value of shares exchanged
Class A	2,169,611	4,316,998
Class B	(2,169,611)	(4,316,998)
Net increase (decrease) in net assets from Fund share transactions	$7,243,910	$(23,828,324)

Net increase in net assets	$17,486,098	$46,600,084

Net Assets
At beginning of period	$427,614,824	$381,014,740
At end of period	$445,100,922	$427,614,824

Accumulated undistributed net investment income included in net assets
At end of period	$499,359	$537,816

(1)	Includes $7,225,379 of net realized gains from redemptions in-kind.

(2)	Includes $11,198,197 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$16.930		$14.230	$12.770		$12.350		$11.030		$10.000

Income (Loss) From Operations
Net investment income(1)	$0.082		$0.119	$0.103		$0.067		$0.032		$0.074
Net realized and unrealized gain	1.067		3.408	1.409		0.379		1.392		1.011

Total income from operations	$1.149		$3.527	$1.512		$0.446		$1.424		$1.085

Less Distributions
From net investment income	$(0.100)		$(0.135)	$(0.052)		$(0.026)		$(0.104)		$(0.055)
From net realized gain	(0.659)		(0.692)	—		—		—		—

Total distributions	$(0.759)		$(0.827)	$(0.052)		$(0.026)		$(0.104)		$(0.055)

Net asset value — End of period	$17.320		$16.930	$14.230		$12.770		$12.350		$11.030

Total Return(2)	6.92	%(3)	26.30%	11.81%		3.61%		12.95%		10.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$256,561		$243,134	$213,244		$220,256		$252,522		$250,372
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.33	%(6)	1.36%	1.36%		1.37%		1.41%		1.44%
Net investment income	0.97	%(6)	0.78%	0.76%		0.51%		0.27%		0.78%
Portfolio Turnover of the Fund(7)	0	%(3)(8)	2%	0	%(8)	12%		0	%(8)	2%
Portfolio Turnover of Tax-Managed Growth Portfolio	3	%(3)	2%	2%		3%		2%		3%
Portfolio Turnover of Tax-Managed Value Portfolio	6	%(3)	10%	38%		40%		35%		82%
Portfolio Turnover of Tax-Managed International Equity Portfolio	2	%(3)	30%	117%		41%		72%		57%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	12	%(3)	68%	83%		139%		200%		205%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		—	—		16	%(9)	33%		42%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	23	%(3)	39%	57%		89%		114%		95%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	20	%(3)	72%	55%		66%		51%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

(9)	For the period from November 1, 2010 through the liquidation date of Tax Managed Mid-Cap Core Portfolio, on April 21, 2011.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$16.010		$13.460	$12.130		$11.790		$10.540		$9.570

Income (Loss) From Operations
Net investment income (loss)(1)	$0.015		$0.010	$0.001		$(0.030)		$(0.053)		$0.022
Net realized and unrealized gain	1.006		3.237	1.329		0.370		1.325		0.948

Total income from operations	$1.021		$3.247	$1.330		$0.340		$1.272		$0.970

Less Distributions
From net investment income	$—		$(0.005)	$—		$—		$(0.022)		$—
From net realized gain	(0.621)		(0.692)	—		—		—		—

Total distributions	$(0.621)		$(0.697)	$—		$—		$(0.022)		$—

Net asset value — End of period	$16.410		$16.010	$13.460		$12.130		$11.790		$10.540

Total Return(2)	6.48	%(3)	25.36%	10.96%		2.88%		12.07%		10.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,402		$15,558	$19,055		$29,592		$46,862		$61,375
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.09	%(6)	2.11%	2.11%		2.12%		2.16%		2.19%
Net investment income (loss)	0.19	%(6)	0.07%	0.01%		(0.24)%		(0.47)%		0.24%
Portfolio Turnover of the Fund(7)	0	%(3)(8)	2%	0	%(8)	12%		0	%(8)	2%
Portfolio Turnover of Tax-Managed Growth Portfolio	3	%(3)	2%	2%		3%		2%		3%
Portfolio Turnover of Tax-Managed Value Portfolio	6	%(3)	10%	38%		40%		35%		82%
Portfolio Turnover of Tax-Managed International Equity Portfolio	2	%(3)	30%	117%		41%		72%		57%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	12	%(3)	68%	83%		139%		200%		205%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		—	—		16	%(9)	33%		42%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	23	%(3)	39%	57%		89%		114%		95%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	20	%(3)	72%	55%		66%		51%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

(9)	For the period from November 1, 2010 through the liquidation date of Tax Managed Mid-Cap Core Portfolio, on April 21, 2011.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$15.900		$13.410	$12.070		$11.740		$10.500		$9.530

Income (Loss) From Operations
Net investment income (loss)(1)	$0.017		$0.005	$0.001		$(0.031)		$(0.053)		$0.018
Net realized and unrealized gain	1.004		3.209	1.339		0.361		1.323		0.952

Total income from operations	$1.021		$3.214	$1.340		$0.330		$1.270		$0.970

Less Distributions
From net investment income	$—		$(0.032)	$—		$—		$(0.030)		$—
From net realized gain	(0.651)		(0.692)	—		—		—		—

Total distributions	$(0.651)		$(0.724)	$—		$—		$(0.030)		$—

Net asset value — End of period	$16.270		$15.900	$13.410		$12.070		$11.740		$10.500

Total Return(2)	6.52	%(3)	25.25%	11.10%		2.81%		12.11%		10.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$175,137		$168,924	$148,716		$157,808		$181,613		$186,912
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.08	%(6)	2.11%	2.11%		2.12%		2.16%		2.19%
Net investment income (loss)	0.22	%(6)	0.04%	0.01%		(0.24)%		(0.48)%		0.20%
Portfolio Turnover of the Fund(7)	0	%(3)(8)	2%	0	%(8)	12%		0	%(8)	2%
Portfolio Turnover of Tax-Managed Growth Portfolio	3	%(3)	2%	2%		3%		2%		3%
Portfolio Turnover of Tax-Managed Value Portfolio	6	%(3)	10%	38%		40%		35%		82%
Portfolio Turnover of Tax-Managed International Equity Portfolio	2	%(3)	30%	117%		41%		72%		57%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	12	%(3)	68%	83%		139%		200%		205%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		—	—		16	%(9)	33%		42%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	23	%(3)	39%	57%		89%		114%		95%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	20	%(3)	72%	55%		66%		51%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

(9)	For the period from November 1, 2010 through the liquidation date of Tax Managed Mid-Cap Core Portfolio, on April 21, 2011.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns. The Fund currently pursues its objective by investing all of its investable assets in interests in the following six tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio, (1.4%, 16.2%, 62.0%, 41.8%, 28.1% and 45.5% respectively, at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows:

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolios’ proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

11

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2014, the Fund’s investment adviser fee totaled $1,632,134, of which $1,372,209 was allocated from the Portfolios and $259,925 was paid or accrued

12

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

directly by the Fund. For the six months ended April 30, 2014, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $326,427.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $13,402 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $15,427 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $311,080 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $54,647 and $644,246 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $18,216 and $214,749 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $4,000 and $2,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$12,919	$4,229,372
Tax-Managed Value Portfolio	87,453	5,156,838
Tax-Managed International Equity Portfolio	1,227,620	1,139,432
Tax-Managed Multi-Cap Growth Portfolio	73,932	2,136,290
Tax-Managed Small-Cap Portfolio	308,179	610,257
Tax-Managed Small-Cap Value Portfolio	32,215	1,714,047

13

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	409,284	1,284,968
Issued to shareholders electing to receive payments of distributions in Fund shares	601,799	809,340
Redemptions	(685,565)	(3,006,697)
Exchange from Class B shares	126,189	285,271

Net increase (decrease)	451,707	(627,118)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	6,873	14,629
Issued to shareholders electing to receive payments of distributions in Fund shares	31,944	63,464
Redemptions	(61,079)	(220,537)
Exchange to Class A shares	(133,144)	(300,846)

Net decrease	(155,406)	(443,290)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	328,388	708,427
Issued to shareholders electing to receive payments of distributions in Fund shares	374,552	519,850
Redemptions	(562,293)	(1,697,674)

Net increase (decrease)	140,647	(469,397)

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

14

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolios by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.14

Eaton Vance

Tax-Managed Global Dividend

Income Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Tax-Managed Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Performance1,2

Portfolio Managers Walter A. Row, III, CFA, CMT, Michael A. Allison, CFA and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	6.52%	13.83%	14.35%	6.50%
Class A with 5.75% Maximum Sales Charge	—	—	0.36	7.33	12.99	5.87
Class B at NAV	05/30/2003	05/30/2003	6.13	13.01	13.50	5.70
Class B with 5% Maximum Sales Charge	—	—	1.13	8.01	13.26	5.70
Class C at NAV	05/30/2003	05/30/2003	6.13	13.02	13.48	5.70
Class C with 1% Maximum Sales Charge	—	—	5.13	12.02	13.48	5.70
Class I at NAV	08/27/2007	05/30/2003	6.74	14.21	14.65	6.69
MSCI World Index	—	—	6.32%	16.62%	16.02%	7.16%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		05/30/2003	05/30/2003	6.34%	12.03%	4.96%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	4.88	10.52	4.85
Class B After Taxes on Distributions		05/30/2003	05/30/2003	7.16	12.44	4.92
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	5.16	10.76	4.72
Class C After Taxes on Distributions		05/30/2003	05/30/2003	11.17	12.66	4.92
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.43	10.93	4.72
Class I After Taxes on Distributions		08/27/2007	05/30/2003	13.09	13.63	5.74
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	8.87	11.92	5.53

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.18%	1.93%	1.93%	0.93%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Common Stock Holdings (% of total investments)

Skandinaviska Enskilda Banken AB, Class A	1.9%
Occidental Petroleum Corp.	1.5
Apple, Inc.	1.5
PPTT, 2006-A GS, Class A	1.4
Swiss Reinsurance Co., Ltd.	1.4
Roche Holding AG PC	1.4
British American Tobacco PLC	1.3
Chevron Corp.	1.2
Telefonaktiebolaget LM Ericsson, Class B	1.1
Emerson Electric Co.	1.1
Total	13.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,065.20	$5.99	1.17%
Class B	$1,000.00	$1,061.30	$9.81	1.92%
Class C	$1,000.00	$1,061.30	$9.81	1.92%
Class I	$1,000.00	$1,067.40	$4.72	0.92%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.86	1.17%
Class B	$1,000.00	$1,015.30	$9.59	1.92%
Class C	$1,000.00	$1,015.30	$9.59	1.92%
Class I	$1,000.00	$1,020.20	$4.61	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 86.1%

Security	Shares	Value

Aerospace & Defense — 1.3%
Boeing Co. (The)	51,010	$6,581,310
United Technologies Corp.	52,725	6,238,949

		$12,820,259

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	85,000	$5,006,500

		$5,006,500

Automobiles — 1.0%
Honda Motor Co., Ltd.	159,977	$5,308,784
Toyota Motor Corp.	89,376	4,828,820

		$10,137,604

Banks — 13.1%
Australia and New Zealand Banking Group, Ltd.	93,579	$3,009,292
Banco Bilbao Vizcaya Argentaria SA	163,412	2,012,866
Bank of America Corp.	440,431	6,668,125
BNP Paribas SA	92,950	6,984,678
Citigroup, Inc.	182,221	8,730,208
Intesa Sanpaolo SpA	1,287,697	4,406,536
JPMorgan Chase & Co.	144,288	8,077,242
Lloyds Banking Group PLC(1)	2,900,273	3,698,464
Mitsubishi UFJ Financial Group, Inc.	1,335,000	7,101,525
Mizuho Financial Group, Inc.	4,140,000	8,108,634
Natixis	1,351,260	9,592,128
PNC Financial Services Group, Inc.	96,786	8,133,896
Regions Financial Corp.	458,095	4,645,083
Skandinaviska Enskilda Banken AB, Class A	1,343,217	18,553,745
Societe Generale	133,018	8,283,986
SunTrust Banks, Inc.	111,741	4,275,211
Svenska Handelsbanken AB, Class A	163,000	8,198,891
Unione di Banche Italiane Scpa	346,612	3,308,582
Westpac Banking Corp.	183,414	6,007,636

		$129,796,728

Beverages — 1.5%
Anheuser-Busch InBev NV	40,370	$4,400,162
Constellation Brands, Inc., Class A(1)	72,868	5,817,781
Diageo PLC	135,000	4,136,373

		$14,354,316

Security	Shares	Value

Biotechnology — 1.6%
Biogen Idec, Inc.(1)	18,500	$5,311,720
Celgene Corp.(1)	22,070	3,244,511
Gilead Sciences, Inc.(1)	93,899	7,370,132

		$15,926,363

Capital Markets — 0.6%
Charles Schwab Corp. (The)	101,660	$2,699,073
UBS AG	154,883	3,239,202

		$5,938,275

Chemicals — 2.8%
Arkema SA	31,028	$3,465,584
BASF SE	36,145	4,193,026
LyondellBasell Industries NV, Class A	100,000	9,250,000
Monsanto Co.	48,691	5,390,094
PPG Industries, Inc.	29,974	5,803,566

		$28,102,270

Commercial Services & Supplies — 0.6%
Brambles, Ltd.	700,000	$6,155,289

		$6,155,289

Communications Equipment — 1.8%
QUALCOMM, Inc.	78,185	$6,153,941
Telefonaktiebolaget LM Ericsson, Class B	927,770	11,187,476

		$17,341,417

Construction & Engineering — 0.4%
Vinci SA	53,509	$4,040,268

		$4,040,268

Consumer Finance — 1.4%
American Express Co.	44,288	$3,872,100
Discover Financial Services	170,496	9,530,726

		$13,402,826

Containers & Packaging — 0.5%
Amcor, Ltd.	559,585	$5,370,316

		$5,370,316

Diversified Consumer Services — 1.1%
Sotheby’s	247,913	$10,427,221

		$10,427,221

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 2.1%
Bezeq Israeli Telecommunication Corp., Ltd.	1,616,410	$2,929,301
Deutsche Telekom AG	244,222	4,103,188
Nippon Telegraph & Telephone Corp.	72,186	4,005,799
Telstra Corp., Ltd.	626,212	3,044,709
Verizon Communications, Inc.	147,119	6,874,871

		$20,957,868

Electric Utilities — 1.1%
Duke Energy Corp.	20,000	$1,489,800
Edison International	76,463	4,324,747
NextEra Energy, Inc.	20,000	1,997,000
SSE PLC	135,194	3,486,181

		$11,297,728

Electrical Equipment — 1.8%
Emerson Electric Co.	160,000	$10,908,800
Mitsubishi Electric Corp.	237,378	2,702,983
Rockwell Automation, Inc.	34,210	4,077,148

		$17,688,931

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	411,353	$8,601,391

		$8,601,391

Energy Equipment & Services — 0.5%
FMC Technologies, Inc.(1)	80,000	$4,536,000

		$4,536,000

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	74,000	$8,560,320

		$8,560,320

Food Products — 2.9%
Hershey Co. (The)	37,055	$3,566,173
Kerry Group PLC, Class A	65,000	5,129,973
Mondelez International, Inc., Class A	250,000	8,912,500
Nestle SA	140,000	10,819,797

		$28,428,443

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	134,012	$5,191,625
Covidien PLC	83,999	5,984,929
Medtronic, Inc.	115,000	6,764,300

		$17,940,854

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.7%
Accor SA	52,626	$2,576,546
Compass Group PLC	294,520	4,691,392

		$7,267,938

Household Durables — 0.4%
Mohawk Industries, Inc.(1)	30,384	$4,023,145

		$4,023,145

Household Products — 1.0%
Reckitt Benckiser Group PLC	53,000	$4,278,475
Svenska Cellulosa AB SCA, Class B	203,354	5,716,897

		$9,995,372

Industrial Conglomerates — 2.3%
Danaher Corp.	105,781	$7,762,210
Koninklijke Philips NV	164,400	5,262,962
Siemens AG	75,000	9,894,017

		$22,919,189

Insurance — 5.1%
ACE, Ltd.	33,699	$3,448,082
Aflac, Inc.	73,283	4,596,310
Allianz SE	25,868	4,501,804
AXA SA	327,150	8,537,309
MetLife, Inc.	123,070	6,442,714
Prudential PLC	384,407	8,837,173
Swiss Reinsurance Co., Ltd.	160,966	14,075,042

		$50,438,434

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	24,000	$7,299,120
Netflix, Inc.(1)	12,000	3,864,480

		$11,163,600

Internet Software & Services — 3.2%
eBay, Inc.(1)	145,000	$7,515,350
Facebook, Inc., Class A(1)	105,000	6,276,900
Google, Inc., Class A(1)	17,000	9,092,960
Google, Inc., Class C(1)	17,000	8,953,220

		$31,838,430

IT Services — 0.4%
Visa, Inc., Class A	20,000	$4,052,200

		$4,052,200

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 1.6%
Caterpillar, Inc.	89,000	$9,380,600
Deere & Co.	68,098	6,356,267

		$15,736,867

Media — 2.4%
Comcast Corp., Class A	157,326	$8,143,194
Walt Disney Co. (The)	92,279	7,321,416
WPP PLC	376,670	8,121,605

		$23,586,215

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	186,976	$6,426,365

		$6,426,365

Multi-Utilities — 0.9%
National Grid PLC	301,184	$4,280,802
Sempra Energy	43,090	4,249,105

		$8,529,907

Multiline Retail — 1.2%
Dollar General Corp.(1)	74,029	$4,178,197
Macy’s, Inc.	70,715	4,061,162
Marks & Spencer Group PLC	492,490	3,682,009

		$11,921,368

Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	92,242	$11,578,216
Exxon Mobil Corp.	66,590	6,819,482
Occidental Petroleum Corp.	155,000	14,841,250
Phillips 66	116,910	9,729,250
Range Resources Corp.	26,976	2,439,979
Statoil ASA	150,477	4,587,351
Total SA	142,590	10,201,481

		$60,197,009

Paper & Forest Products — 0.4%
International Paper Co.	73,420	$3,425,043

		$3,425,043

Pharmaceuticals — 7.3%
Astellas Pharma, Inc.	317,500	$3,539,961
AstraZeneca PLC	112,440	8,875,405
Bayer AG	26,386	3,668,754

Security	Shares	Value

Pharmaceuticals (continued)
Chugai Pharmaceutical Co., Ltd.	170,192	$4,295,454
Johnson & Johnson	42,184	4,272,817
Merck & Co., Inc.	129,689	7,594,588
Novartis AG	86,866	7,551,478
Roche Holding AG PC	47,270	13,866,470
Sanofi	54,333	5,863,609
Shire PLC ADR	40,702	6,990,569
Takeda Pharmaceutical Co., Ltd.	131,208	5,901,752

		$72,420,857

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	30,380	$4,148,389

		$4,148,389

Real Estate Management & Development — 0.5%
Cheung Kong (Holdings), Ltd.	291,535	$4,971,106

		$4,971,106

Semiconductors & Semiconductor Equipment — 0.8%
NXP Semiconductors NV(1)	133,000	$7,929,460

		$7,929,460

Software — 1.5%
Microsoft Corp.	214,099	$8,649,600
SAP AG	75,289	6,085,385

		$14,734,985

Specialty Retail — 1.6%
AutoNation, Inc.(1)	78,145	$4,140,903
Home Depot, Inc. (The)	49,568	3,941,152
Industria de Diseno Textil SA	23,284	3,498,350
Kingfisher PLC	594,173	4,204,593

		$15,784,998

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	24,600	$14,516,214
Lenovo Group, Ltd.	2,720,481	3,093,105

		$17,609,319

Textiles, Apparel & Luxury Goods — 1.7%
Adidas AG	45,392	$4,852,481
Compagnie Financiere Richemont SA, Class A	38,222	3,888,706
NIKE, Inc., Class B	46,788	3,413,185

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Pandora A/S	61,721	$4,160,646

		$16,315,018

Tobacco — 2.2%
Altria Group, Inc.	110,000	$4,412,100
British American Tobacco PLC	229,515	13,253,327
Japan Tobacco, Inc.	132,927	4,369,117

		$22,034,544

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC ADR	1,472,727	$5,591,366

		$5,591,366

Total Common Stocks (identified cost $755,016,396)		$849,892,311

Preferred Stocks — 9.4%

Security	Shares	Value

Banks — 4.1%
AgriBank FCB, 6.875% to 1/1/24(2)	28,968	$3,019,914
Bank of America Corp., Series U, 5.20% to 6/1/23(2)	821	793,831
Barclays Bank PLC, 8.25% to 12/15/18(2)	2,050	2,214,676
Citigroup, Inc., Series B, 5.90% to 2/15/23(2)	1,590	1,596,623
Citigroup, Inc., Series K, 6.875% to 11/15/23(2)	18,100	485,873
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	21,750	2,234,134
Farm Credit Bank of Texas, Series 1, 10.00%	2,277	2,788,614
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(2)(3)	625	935,439
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(2)	1,416	1,437,479
KeyCorp, Series A, 7.75%	13,268	1,729,749
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	2,238	2,455,280
Regions Financial Corp., Series A, 6.375%	102,533	2,466,944
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(2)	1,390	1,545,104
Royal Bank of Scotland Group PLC, Series T, 7.25%	50,150	1,273,309
Societe Generale, 7.875% to 12/18/23(2)(3)	2,294	2,465,462
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	16.97	1,885,324
SunTrust Banks, Inc., Series E, 5.875%	119,140	2,766,610
Texas Capital Bancshares, Inc., 6.50%	99,990	2,388,761
Texas Capital Bancshares, Inc., Series A, 6.50%	16,300	395,275
Webster Financial Corp., Series E, 6.40%	67,815	1,635,121
Wells Fargo & Co., Series L, 7.50%	2,329	2,781,956
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)	1,095	1,156,687

		$40,452,165

Security	Shares	Value

Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	35,210	$876,817
Bank of New York Mellon Corp. (The), 5.20%	44,812	1,052,186
State Street Corp., Series D, 5.90% to 3/15/24(2)	73,070	1,894,157

		$3,823,160

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	93,750	$2,250,938
Discover Financial Services, Series B, 6.50%	118,800	2,995,993

		$5,246,931

Diversified Financial Services — 1.8%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	10.55	$1,175,864
KKR Financial Holdings, LLC, Series A, 7.375%	66,100	1,675,225
Morgan Stanley, Series G, 6.625%	11,350	283,693
PPTT, 2006-A GS, Class A, 5.99%(3)(4)	70	14,172,807
UBS AG, 7.625%	3	3,616

		$17,311,205

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19(2)(3)	780	$866,534
Entergy Arkansas, Inc., 4.90%	34,570	800,002
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	56,072	1,250,490
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	1,016	1,107,840

		$4,024,866

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,505,809

		$1,505,809

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)	5,000	$2,000,313

		$2,000,313

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	86,069	$2,148,411

		$2,148,411

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	60,168	$1,401,914

		$1,401,914

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(2)	99,305	$2,654,671

		$2,654,671

Real Estate Investment Trusts (REITs) — 0.7%
Cedar Realty Trust, Inc., Series B, 7.25%	65,600	$1,664,928
Chesapeake Lodging Trust, Series A, 7.75%	26,779	702,949
DDR Corp., Series K, 6.25%	90,500	2,149,601
Sunstone Hotel Investors, Inc., Series D, 8.00%	81,900	2,160,112
Taubman Centers, Inc., Series K, 6.25%	24,800	596,688

		$7,274,278

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(3)	745	$929,620

		$929,620

Thrifts & Mortgage Finance — 0.4%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(2)	1,880	$1,804,800
EverBank Financial Corp., Series A, 6.75%	80,759	1,969,308

		$3,774,108

Total Preferred Stocks (identified cost $92,300,093)		$92,547,451

Corporate Bonds & Notes — 2.3%

Security	Principal Amount (000’s omitted)	Value

Banks — 0.5%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(2)(3)	$800	$682,000
Citigroup Capital III, 7.625%, 12/1/36	1,660	2,005,433
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(2)(3)	287	309,142
Credit Suisse Group AG, 7.50% to 12/11/23, 12/11/49(2)(3)	656	713,406
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	950	1,273,000
Regions Financial Corp., 7.375%, 12/10/37	195	237,520

		$5,220,501

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$820	$820,000

		$820,000

Diversified Financial Services — 0.2%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	$2,721	$2,428,492

		$2,428,492

Security	Principal Amount (000’s omitted)	Value

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$2,232	$2,343,600

		$2,343,600

Electric Utilities — 0.5%
Enel SpA, 8.75% to 9/24/23, 9/24/73(2)(3)	$1,908	$2,203,740
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	2,603	2,630,743

		$4,834,483

Insurance — 0.6%
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(2)	$713	$1,094,455
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	1,700	1,755,250
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	1,347	1,446,659
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	1,427	1,412,730

		$5,709,094

Pipelines — 0.2%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(2)(3)	$1,469	$1,395,550
Energy Transfer Partners, LP, 3.255%, 11/1/66(4)	298	277,140
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)	175	185,692

		$1,858,382

Total Corporate Bonds & Notes (identified cost $20,844,148)		$23,214,552

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$16,521	$16,521,191

Total Short-Term Investments (identified cost $16,521,191)		$16,521,191

Total Investments — 99.5% (identified cost $884,681,828)		$982,175,505

Other Assets, Less Liabilities — 0.5%		$5,255,943

Net Assets — 100.0%		$987,431,448

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Portfolio of Investments (Unaudited) — continued

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PPTT	–	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $42,821,248 or 4.3% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.8%	$547,730,691
United Kingdom	8.9	87,856,323
France	6.5	63,593,193
Switzerland	5.5	54,154,101
Japan	5.1	50,162,829
Sweden	4.4	43,657,009
Germany	3.8	37,298,655
Australia	2.7	26,789,151
Netherlands	1.6	15,536,022
Ireland	1.1	11,114,902
Italy	1.0	9,918,858
Spain	0.6	5,511,216
Hong Kong	0.5	4,971,106
Norway	0.5	4,587,351
Belgium	0.5	4,400,162
Denmark	0.4	4,160,646
China	0.4	3,913,105
Israel	0.3	2,929,301
Cayman Islands	0.2	2,342,350
Chile	0.1	866,534
Brazil	0.1	682,000

Total Investments	100.0%	$982,175,505

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $868,160,637)	$965,654,314
Affiliated investment, at value (identified cost, $16,521,191)	16,521,191
Cash	46,377
Foreign currency, at value (identified cost, $3,198,257)	3,206,199
Dividends and interest receivable	2,057,901
Interest receivable from affiliated investment	3,223
Receivable for Fund shares sold	598,670
Receivable for open forward foreign currency exchange contracts	3,927
Tax reclaims receivable	5,028,652
Total assets	$993,120,454
Liabilities
Payable for investments purchased	$2,579,638
Payable for Fund shares redeemed	1,647,609
Payable for open forward foreign currency exchange contracts	184,957
Payable to affiliates:
Investment adviser fee	514,513
Administration fee	121,017
Distribution and service fees	415,731
Trustees’ fees	3,568
Accrued expenses	221,973
Total liabilities	$5,689,006
Net Assets	$987,431,448
Sources of Net Assets
Paid-in capital	$1,275,722,291
Accumulated net realized loss	(405,240,703)
Accumulated undistributed net investment income	19,275,164
Net unrealized appreciation	97,674,696
Total	$987,431,448
Class A Shares
Net Assets	$498,379,316
Shares Outstanding	43,079,684
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.57
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.28
Class B Shares
Net Assets	$37,416,321
Shares Outstanding	3,241,859
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.54
Class C Shares
Net Assets	$345,318,830
Shares Outstanding	29,917,236
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.54
Class I Shares
Net Assets	$106,316,981
Shares Outstanding	9,184,110
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $756,828)	$38,742,654
Interest	1,233,875
Interest allocated from affiliated investment	9,582
Expenses allocated from affiliated investment	(1,306)
Total investment income	$39,984,805

Expenses
Investment adviser fee	$3,116,559
Administration fee	733,102
Distribution and service fees
Class A	617,751
Class B	201,211
Class C	1,712,119
Trustees’ fees and expenses	21,835
Custodian fee	201,455
Transfer and dividend disbursing agent fees	271,604
Legal and accounting services	54,759
Printing and postage	25,582
Registration fees	42,132
Miscellaneous	44,509
Total expenses	$7,042,618
Deduct —
Reduction of custodian fee	$790
Total expense reductions	$790

Net expenses	$7,041,828

Net investment income	$32,942,977

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$102,696,258
Investment transactions allocated from affiliated investment	125
Foreign currency and forward foreign currency exchange contract transactions	2,672,350
Net realized gain	$105,368,733
Change in unrealized appreciation (depreciation) —
Investments	$(76,399,442)
Foreign currency and forward foreign currency exchange contracts	(820,117)
Net change in unrealized appreciation (depreciation)	$(77,219,559)

Net realized and unrealized gain	$28,149,174

Net increase in net assets from operations	$61,092,151

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$32,942,977	$40,439,898
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	105,368,733	66,410,345
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(77,219,559)	48,737,775
Net increase in net assets from operations	$61,092,151	$155,588,018
Distributions to shareholders —
From net investment income
Class A	$(9,482,984)	$(20,019,354)
Class B	(618,943)	(1,598,740)
Class C	(5,276,662)	(11,495,154)
Class I	(2,061,896)	(4,308,030)
Total distributions to shareholders	$(17,440,485)	$(37,421,278)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$21,349,127	$71,117,788
Class B	399,890	1,479,929
Class C	12,376,873	31,345,539
Class I	17,784,297	32,073,432
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,679,017	18,243,940
Class B	464,641	1,203,222
Class C	4,107,840	8,914,710
Class I	1,518,169	3,223,757
Cost of shares redeemed
Class A	(53,803,391)	(148,474,119)
Class B	(4,006,867)	(11,123,775)
Class C	(29,699,449)	(76,820,836)
Class I	(17,708,976)	(34,682,918)
Net asset value of shares exchanged
Class A	3,918,683	6,071,801
Class B	(3,918,683)	(6,071,801)
Net decrease in net assets from Fund share transactions	$(38,538,829)	$(103,499,331)

Net increase in net assets	$5,112,837	$14,667,409

Net Assets
At beginning of period	$982,318,611	$967,651,202
At end of period	$987,431,448	$982,318,611

Accumulated undistributed net investment income included in net assets
At end of period	$19,275,164	$3,772,672

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011	2010	2009
Net asset value — Beginning of period	$11.070		$9.780		$9.290		$9.660	$9.050	$8.830

Income (Loss) From Operations
Net investment income(1)	$0.394	(2)	$0.463	(3)	$0.465	(4)	$0.550	$0.494	$0.523
Net realized and unrealized gain (loss)	0.322		1.259		0.503		(0.397)	0.644	0.311

Total income from operations	$0.716		$1.722		$0.968		$0.153	$1.138	$0.834

Less Distributions
From net investment income	$(0.216)		$(0.432)		$(0.478)		$(0.523)	$(0.528)	$(0.614)

Total distributions	$(0.216)		$(0.432)		$(0.478)		$(0.523)	$(0.528)	$(0.614)

Net asset value — End of period	$11.570		$11.070		$9.780		$9.290	$9.660	$9.050

Total Return(5)	6.52	%(6)	18.01%		10.74%		1.52%	12.99%	10.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$498,379		$496,308		$490,142		$546,679	$648,656	$670,392
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.17	%(8)	1.18%		1.18%		1.17%	1.19%	1.21%
Net investment income	7.00	%(2)(8)	4.48	%(3)	4.92	%(4)	5.65%	5.34%	6.38%
Portfolio Turnover	60	%(6)	85%		82%		101%	127%	101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.238 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.76%.

(3)

Net investment income per share reflects special dividends which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.65%.

(4)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.30%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011	2010	2009
Net asset value — Beginning of period	$11.040		$9.760		$9.270		$9.640	$9.030	$8.820

Income (Loss) From Operations
Net investment income(1)	$0.345	(2)	$0.388	(3)	$0.393	(4)	$0.479	$0.424	$0.463
Net realized and unrealized gain (loss)	0.328		1.246		0.503		(0.399)	0.645	0.300

Total income from operations	$0.673		$1.634		$0.896		$0.080	$1.069	$0.763

Less Distributions
From net investment income	$(0.173)		$(0.354)		$(0.406)		$(0.450)	$(0.459)	$(0.553)

Total distributions	$(0.173)		$(0.354)		$(0.406)		$(0.450)	$(0.459)	$(0.553)

Net asset value — End of period	$11.540		$11.040		$9.760		$9.270	$9.640	$9.030

Total Return(5)	6.13	%(6)	17.05%		9.93%		0.75%	12.18%	9.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,416		$42,660		$51,492		$67,749	$85,354	$89,245
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.92	%(8)	1.93%		1.93%		1.92%	1.94%	1.96%
Net investment income	6.15	%(2)(8)	3.76	%(3)	4.18	%(4)	4.93%	4.59%	5.67%
Portfolio Turnover	60	%(6)	85%		82%		101%	127%	101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.233 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.99%.

(3)

Net investment income per share reflects special dividends which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.93%.

(4)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.55%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011	2010	2009
Net asset value — Beginning of period	$11.040		$9.760		$9.270		$9.640	$9.030	$8.820

Income (Loss) From Operations
Net investment income(1)	$0.352	(2)	$0.386	(3)	$0.394	(4)	$0.477	$0.423	$0.460
Net realized and unrealized gain (loss)	0.321		1.249		0.503		(0.397)	0.646	0.303

Total income from operations	$0.673		$1.635		$0.897		$0.080	$1.069	$0.763

Less Distributions
From net investment income	$(0.173)		$(0.355)		$(0.407)		$(0.450)	$(0.459)	$(0.553)

Total distributions	$(0.173)		$(0.355)		$(0.407)		$(0.450)	$(0.459)	$(0.553)

Net asset value — End of period	$11.540		$11.040		$9.760		$9.270	$9.640	$9.030

Total Return(5)	6.13	%(6)	17.06%		9.93%		0.76%	12.18%	9.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$345,319		$343,199		$338,461		$371,066	$442,969	$451,078
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.92	%(8)	1.93%		1.93%		1.92%	1.94%	1.96%
Net investment income	6.28	%(2)(8)	3.74	%(3)	4.18	%(4)	4.92%	4.58%	5.63%
Portfolio Turnover	60	%(6)	85%		82%		101%	127%	101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.239 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.02%.

(3)

Net investment income per share reflects special dividends which amounted to $0.085 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.91%.

(4)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.55%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011	2010	2009
Net asset value — Beginning of period	$11.070		$9.790		$9.300		$9.660	$9.050	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.408	(2)	$0.494	(3)	$0.493	(4)	$0.573	$0.518	$0.479
Net realized and unrealized gain (loss)	0.332		1.244		0.498		(0.385)	0.643	0.365

Total income from operations	$0.740		$1.738		$0.991		$0.188	$1.161	$0.844

Less Distributions
From net investment income	$(0.230)		$(0.458)		$(0.501)		$(0.548)	$(0.551)	$(0.634)

Total distributions	$(0.230)		$(0.458)		$(0.501)		$(0.548)	$(0.551)	$(0.634)

Net asset value — End of period	$11.580		$11.070		$9.790		$9.300	$9.660	$9.050

Total Return(5)	6.74	%(6)	18.18%		11.01%		1.88%	13.27%	10.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,317		$100,152		$87,556		$86,428	$57,160	$20,639
Ratios (as a percentage of average daily net assets):
Expenses(7)	0.92	%(8)	0.93%		0.93%		0.93%	0.94%	0.94%
Net investment income	7.26	%(2)(8)	4.77	%(3)	5.21	%(4)	5.91%	5.63%	5.71%
Portfolio Turnover	60	%(6)	85%		82%		101%	127%	101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.238 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.02%.

(3)

Net investment income per share reflects special dividends which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.93%.

(4)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.58%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained

19

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $508,503,206 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($226,369,802), October 31, 2017 ($258,617,823), and October 31, 2018 ($23,515,581). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2014, the Fund’s investment adviser fee amounted to $3,116,559 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $733,102.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $8,451 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $46,654 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $617,751 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $150,908 and $1,284,089 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $50,303 and $428,030 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $2,000, $18,000 and $5,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

21

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $578,267,244 and $597,209,720, respectively, for the six months ended April 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,880,258	6,943,561
Issued to shareholders electing to receive payments of distributions in Fund shares	764,300	1,764,192
Redemptions	(4,761,448)	(14,537,657)
Exchange from Class B shares	344,858	586,933

Net decrease	(1,772,032)	(5,242,971)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	35,602	142,988
Issued to shareholders electing to receive payments of distributions in Fund shares	41,024	116,883
Redemptions	(353,670)	(1,082,234)
Exchange to Class A shares	(345,558)	(588,237)

Net decrease	(622,602)	(1,410,600)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,098,981	3,026,893
Issued to shareholders electing to receive payments of distributions in Fund shares	362,470	863,901
Redemptions	(2,630,813)	(7,472,237)

Net decrease	(1,169,362)	(3,581,443)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,563,737	3,130,614
Issued to shareholders electing to receive payments of distributions in Fund shares	133,607	311,264
Redemptions	(1,558,212)	(3,340,182)

Net increase	139,132	101,696

22

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$885,620,276

Gross unrealized appreciation	$119,124,192
Gross unrealized depreciation	(22,568,963)

Net unrealized appreciation	$96,555,229

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/30/14	Euro 6,781,000	United States Dollar 9,391,956	Citibank NA	$—	$(15,113)	$(15,113)
5/30/14	Euro 6,781,000	United States Dollar 9,392,973	Standard Chartered Bank	—	(14,095)	(14,095)
5/30/14	Euro 6,781,000	United States Dollar 9,394,058	State Street Bank and Trust Co.	—	(13,010)	(13,010)
5/30/14	Japanese Yen 5,075,568,000	United States Dollar 49,511,795	Standard Chartered Bank	—	(142,739)	(142,739)
5/30/14	United States Dollar 299,183	British Pound Sterling 178,000	Citibank NA	1,287	—	1,287
5/30/14	United States Dollar 299,166	British Pound Sterling 178,000	Standard Chartered Bank	1,303	—	1,303
5/30/14	United States Dollar 299,133	British Pound Sterling 178,000	State Street Bank and Trust Co.	1,337	—	1,337

				$3,927	$(184,957)	$(181,030)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $184,957. At April 30, 2014, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA

23

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$3,927	(1)	$(184,957	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$1,287	$(1,287)	$—	$—	$—
Standard Chartered Bank	1,303	(1,303)	—	—	—
State Street Bank and Trust Co.	1,337	(1,337)	—	—	—

	$3,927	$(3,927)	$—	$—	$—

24

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank NA	$(15,113)	$1,287	$—	$—	$(13,826)
Standard Chartered Bank	(156,834)	1,303	—	—	(155,531)
State Street Bank and Trust Co.	(13,010)	1,337	—	—	(11,673)

	$(184,957)	$3,927	$—	$—	$(181,030)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$2,713,461	(1)	$(893,013	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $82,705,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$60,813,175	$49,813,932	$—	$110,627,107
Consumer Staples	31,268,874	52,104,121	—	83,372,995
Energy	49,944,177	14,788,832	—	64,733,009
Financials	75,267,159	133,428,599	—	208,695,758
Health Care	52,725,191	53,562,883	—	106,288,074
Industrials	56,311,784	28,055,519	—	84,367,303
Information Technology	81,741,236	20,365,966	—	102,107,202
Materials	30,295,068	13,028,926	—	43,323,994
Telecommunication Services	6,874,871	19,674,363	—	26,549,234
Utilities	12,060,652	7,766,983	—	19,827,635

Total Common Stocks	$457,302,187	$392,590,124 *	$—	$849,892,311

Preferred Stocks
Consumer Staples	$—	$1,505,809	$—	$1,505,809
Energy	—	2,654,671	—	2,654,671
Financials	17,303,683	62,578,477	—	79,882,160
Industrials	—	2,148,411	—	2,148,411
Telecommunication Services	—	929,620	—	929,620
Utilities	1,401,914	4,024,866	—	5,426,780

Total Preferred Stocks	$18,705,597	$73,841,854	$—	$92,547,451

Corporate Bonds & Notes	$—	$23,214,552	$—	$23,214,552
Short-Term Investments	—	16,521,191	—	16,521,191

Total Investments	$476,007,784	$506,167,721	$—	$982,175,505

Forward Foreign Currency Exchange Contracts	$—	$3,927	$—	$3,927

Total	$476,007,784	$506,171,648	$—	$982,179,432

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(184,957)	$—	$(184,957)

Total	$—	$(184,957)	$—	$(184,957)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732 4.30.14

Eaton Vance

Tax-Managed Multi-Cap

Growth Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	1.96%	19.97%	15.45%	8.31%
Class A with 5.75% Maximum Sales Charge	—	—	–3.91	13.04	14.09	7.67
Class B at NAV	07/10/2000	07/10/2000	1.56	19.09	14.55	7.49
Class B with 5% Maximum Sales Charge	—	—	–3.44	14.09	14.32	7.49
Class C at NAV	07/10/2000	07/10/2000	1.50	19.06	14.55	7.49
Class C with 1% Maximum Sales Charge	—	—	0.50	18.06	14.55	7.49
Russell 3000 Growth Index	—	—	6.49%	20.72%	19.53%	8.06%
S&P 500 Index	—	—	8.36	20.44	19.13	7.66

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		06/30/2000	06/30/2000	13.04%	14.09%	7.31%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	7.38	11.34	6.26
Class B After Taxes on Distributions		07/10/2000	07/10/2000	14.09	14.32	7.13
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	7.97	11.53	6.13
Class C After Taxes on Distributions		07/10/2000	07/10/2000	18.06	14.55	7.13
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	10.22	11.73	6.13

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
Gross				1.52%	2.27%	2.27%
Net				1.40	2.15	2.15

Fund Profile4

Sector Allocation (% of net assets)[5]

Top 10 Holdings (% of net assets)[5]

Apple, Inc.	4.7%
Gilead Sciences, Inc.	2.5
Google, Inc., Class A	2.3
Monsanto Co.	2.3
Google, Inc., Class C	2.2
Avago Technologies, Ltd.	2.2
Visa, Inc., Class A	2.0
Amazon.com, Inc.	1.9
priceline.com, Inc.	1.8
Biogen Idec, Inc.	1.8
Total	23.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/15. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.60	$7.01	**	1.40%
Class B	$1,000.00	$1,015.60	$10.74	**	2.15%
Class C	$1,000.00	$1,015.00	$10.74	**	2.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class B	$1,000.00	$1,014.10	$10.74	**	2.15%
Class C	$1,000.00	$1,014.10	$10.74	**	2.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $46,096,187)	$62,082,399
Receivable for Fund shares sold	38,446
Receivable from affiliate	1,286
Total assets	$62,122,131

Liabilities
Payable for Fund shares redeemed	$62,850
Payable to affiliates:
Administration fee	7,724
Distribution and service fees	26,053
Trustees’ fees	42
Accrued expenses	42,081
Total liabilities	$138,750
Net Assets	$61,983,381

Sources of Net Assets
Paid-in capital	$55,176,832
Accumulated net realized loss from Portfolio	(8,514,280)
Accumulated net investment loss	(665,383)
Net unrealized appreciation from Portfolio	15,986,212
Total	$61,983,381

Class A Shares
Net Assets	$40,853,401
Shares Outstanding	2,244,971
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.20
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.31

Class B Shares
Net Assets	$2,540,405
Shares Outstanding	156,606
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.22

Class C Shares
Net Assets	$18,589,575
Shares Outstanding	1,144,386
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $8,754)	$237,732
Interest allocated from Portfolio	1,818
Expenses allocated from Portfolio	(229,403)
Total investment income from Portfolio	$10,147

Expenses
Administration fee	$47,221
Distribution and service fees
Class A	52,078
Class B	13,632
Class C	92,865
Trustees’ fees and expenses	250
Custodian fee	6,235
Transfer and dividend disbursing agent fees	29,971
Legal and accounting services	10,291
Printing and postage	12,472
Registration fees	29,251
Miscellaneous	5,534
Total expenses	$299,800
Deduct —
Allocation of expenses to affiliate	$10,175
Total expense reductions	$10,175

Net expenses	$289,625

Net investment loss	$(279,478)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,633,680
Written options	9,367
Net realized gain	$1,643,047
Change in unrealized appreciation (depreciation) —
Investments	$(224,077)
Written options	(4,712)
Net change in unrealized appreciation (depreciation)	$(228,789)

Net realized and unrealized gain	$1,414,258

Net increase in net assets from operations	$1,134,780

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment loss	$(279,478)	$(452,156)
Net realized gain from investment transactions, written options and foreign currency transactions	1,643,047	6,024,954
Net change in unrealized appreciation (depreciation) from investments and written options	(228,789)	8,409,774
Net increase in net assets from operations	$1,134,780	$13,982,572
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,255,267	$2,391,701
Class B	21,697	555,511
Class C	1,288,651	1,818,503
Cost of shares redeemed
Class A	(2,282,178)	(7,717,551)
Class B	(192,887)	(472,260)
Class C	(1,049,313)	(3,212,537)
Net asset value of shares exchanged
Class A	172,056	224,595
Class B	(172,056)	(224,595)
Net decrease in net assets from Fund share transactions	$(958,763)	$(6,636,633)

Net increase in net assets	$176,017	$7,345,939

Net Assets
At beginning of period	$61,807,364	$54,461,425
At end of period	$61,983,381	$61,807,364

Accumulated net investment loss included in net assets
At end of period	$(665,383)	$(385,905)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011		2010		2009
Net asset value — Beginning of period	$17.850		$13.900		$12.740	$11.810		$10.500		$8.730

Income (Loss) From Operations
Net investment loss(1)	$(0.058)		$(0.086)		$(0.111)	$(0.084	)(2)	$(0.081	)(3)	$(0.036)
Net realized and unrealized gain	0.408		4.036		1.271	1.014		1.391		1.806

Total income from operations	$0.350		$3.950		$1.160	$0.930		$1.310		$1.770

Net asset value — End of period	$18.200		$17.850		$13.900	$12.740		$11.810		$10.500

Total Return(4)	1.96	%(5)	28.42%		9.11%	7.78%		12.57%		20.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,853		$40,895		$36,579	$38,582		$43,627		$45,868
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.40	%(8)(9)	1.43	%(9)	1.50%	1.48%		1.47%		1.57%
Net investment loss	(0.63	)%(8)	(0.56)%		(0.81)%	(0.65	)%(2)	(0.70	)%(3)	(0.41)%
Portfolio Turnover of the Portfolio	12	%(5)	68%		83%	139%		200%		205%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.027 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.85)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.81)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The administrator subsidized certain operating expenses (equal to 0.03% and 0.09% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively). Absent this subsidy, total return would have been lower.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011		2010		2009
Net asset value — Beginning of period	$15.970		$12.530		$11.570	$10.810		$9.680		$8.120

Income (Loss) From Operations
Net investment loss(1)	$(0.113)		$(0.182)		$(0.189)	$(0.164	)(2)	$(0.151	)(3)	$(0.089)
Net realized and unrealized gain	0.363		3.622		1.149	0.924		1.281		1.649

Total income from operations	$0.250		$3.440		$0.960	$0.760		$1.130		$1.560

Net asset value — End of period	$16.220		$15.970		$12.530	$11.570		$10.810		$9.680

Total Return(4)	1.56	%(5)	27.45%		8.30%	7.03%		11.67%		19.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,540		$2,831		$2,334	$3,340		$4,940		$7,300
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.15	%(8)(9)	2.18	%(9)	2.26%	2.23%		2.22%		2.33%
Net investment loss	(1.38	)%(8)	(1.32)%		(1.54)%	(1.38	)%(2)	(1.43	)%(3)	(1.11)%
Portfolio Turnover of the Portfolio	12	%(5)	68%		83%	139%		200%		205%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.54)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The administrator subsidized certain operating expenses (equal to 0.03% and 0.09% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively). Absent this subsidy, total return would have been lower.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011		2010		2009
Net asset value — Beginning of period	$16.000		$12.550		$11.580	$10.830		$9.690		$8.130

Income (Loss) From Operations
Net investment loss(1)	$(0.113)		$(0.181)		$(0.194)	$(0.166	)(2)	$(0.153	)(3)	$(0.100)
Net realized and unrealized gain	0.353		3.631		1.164	0.916		1.293		1.660

Total income from operations	$0.240		$3.450		$0.970	$0.750		$1.140		$1.560

Net asset value — End of period	$16.240		$16.000		$12.550	$11.580		$10.830		$9.690

Total Return(4)	1.50	%(5)	27.49%		8.38%	6.93%		11.76%		19.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,590		$18,081		$15,549	$16,069		$18,185		$20,220
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.15	%(8)(9)	2.18	%(9)	2.25%	2.23%		2.22%		2.32%
Net investment loss	(1.38	)%(8)	(1.31)%		(1.57)%	(1.39	)%(2)	(1.45	)%(3)	(1.21)%
Portfolio Turnover of the Portfolio	12	%(5)	68%		83%	139%		200%		205%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.025 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.56)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The administrator subsidized certain operating expenses (equal to 0.03% and 0.09% of average daily net assets for the six months ended April 30, 2014 and the year ended October 31, 2013, respectively). Absent this subsidy, total return would have been lower.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (58.2% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $8,963,530 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

Additionally, at October 31, 2013, the Fund had a late year ordinary loss of $388,974 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $47,221. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary expenses only) exceed 1.40%, 2.15% and 2.15% of the Fund’s average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM was allocated $10,175 of the Fund’s operating expenses for the six months ended April 30, 2014. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $3,479 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,679 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $52,078 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $10,224 and $69,649 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $3,408 and $23,216 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

12

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $600 and $800 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,189,829 and $2,396,260, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	68,131	157,280
Redemptions	(123,129)	(513,181)
Exchange from Class B shares	9,306	14,778

Net decrease	(45,692)	(341,123)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,344	42,013
Redemptions	(11,550)	(34,602)
Exchange to Class A shares	(10,415)	(16,450)

Net decrease	(20,621)	(9,039)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	78,340	133,700
Redemptions	(64,340)	(242,567)

Net increase (decrease)	14,000	(108,867)

13

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Aerospace & Defense — 1.7%
Precision Castparts Corp.	7,300	$1,847,557

		$1,847,557

Airlines — 0.9%
Copa Holdings SA, Class A	7,300	$987,544

		$987,544

Banks — 3.6%
Citigroup, Inc.	38,100	$1,825,371
First Republic Bank	24,000	1,218,240
Regions Financial Corp.	78,500	795,990

		$3,839,601

Beverages — 2.3%
Anheuser-Busch InBev NV ADR	12,700	$1,343,914
Constellation Brands, Inc., Class A(1)	13,728	1,096,044

		$2,439,958

Biotechnology — 6.1%
Biogen Idec, Inc.(1)	6,700	$1,923,704
Celgene Corp.(1)	8,600	1,264,286
Gilead Sciences, Inc.(1)	33,500	2,629,415
Vertex Pharmaceuticals, Inc.(1)	10,400	704,080

		$6,521,485

Building Products — 2.4%
Armstrong World Industries, Inc.(1)	21,079	$1,107,912
Fortune Brands Home & Security, Inc.	35,900	1,430,615

		$2,538,527

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	6,300	$1,248,660
Charles Schwab Corp. (The)	58,000	1,539,900

		$2,788,560

Chemicals — 4.3%
Celanese Corp., Series A	16,700	$1,025,881
Monsanto Co.	21,739	2,406,507
Praxair, Inc.	8,900	1,161,895

		$4,594,283

Security	Shares	Value

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	34,450	$1,538,537

		$1,538,537

Communications Equipment — 1.2%
Riverbed Technology, Inc.(1)	67,800	$1,318,710

		$1,318,710

Consumer Finance — 0.8%
Discover Financial Services	14,900	$832,910

		$832,910

Electrical Equipment — 1.7%
AMETEK, Inc.	34,300	$1,808,296

		$1,808,296

Electronic Equipment, Instruments & Components — 1.0%
InvenSense, Inc.(1)	51,400	$1,106,642

		$1,106,642

Energy Equipment & Services — 2.1%
Frank’s International NV	25,367	$695,817
Schlumberger, Ltd.	14,900	1,513,095

		$2,208,912

Food Products — 3.9%
Hain Celestial Group, Inc. (The)(1)	12,710	$1,093,314
Hershey Co. (The)	14,800	1,424,352
Mondelez International, Inc., Class A	46,000	1,639,900

		$4,157,566

Health Care Equipment & Supplies — 4.2%
Analogic Corp.	10,400	$780,832
Cynosure, Inc., Class A(1)	32,900	807,366
Globus Medical, Inc., Class A(1)	55,300	1,350,426
Stryker Corp.	20,400	1,586,100

		$4,524,724

Health Care Providers & Services — 2.2%
Brookdale Senior Living, Inc.(1)	44,500	$1,416,880
MEDNAX, Inc.(1)	15,000	888,750

		$2,305,630

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 1.0%
Mohawk Industries, Inc.(1)	7,921	$1,048,820

		$1,048,820

Household Products — 0.9%
Colgate-Palmolive Co.	14,200	$955,660

		$955,660

Internet & Catalog Retail — 4.7%
Amazon.com, Inc.(1)	6,500	$1,976,845
Netflix, Inc.(1)	3,200	1,030,528
priceline.com, Inc.(1)	1,700	1,968,175

		$4,975,548

Internet Software & Services — 6.3%
Facebook, Inc., Class A(1)	31,800	$1,901,004
Google, Inc., Class A(1)	4,500	2,406,960
Google, Inc., Class C(1)	4,500	2,369,970

		$6,677,934

IT Services — 2.0%
Visa, Inc., Class A	10,500	$2,127,405

		$2,127,405

Leisure Products — 2.4%
Brunswick Corp.	23,620	$949,288
Polaris Industries, Inc.	12,134	1,629,960

		$2,579,248

Machinery — 1.1%
Colfax Corp.(1)	16,200	$1,166,076

		$1,166,076

Media — 1.7%
Lions Gate Entertainment Corp.	32,300	$856,919
Twenty-First Century Fox, Inc., Class B	31,653	991,372

		$1,848,291

Oil, Gas & Consumable Fuels — 3.2%
EOG Resources, Inc.	13,394	$1,312,612
Occidental Petroleum Corp.	11,000	1,053,250
Range Resources Corp.	12,100	1,094,445

		$3,460,307

Security	Shares	Value

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,246	$816,122

		$816,122

Pharmaceuticals — 3.4%
Jazz Pharmaceuticals PLC(1)	5,974	$805,893
Perrigo Co. PLC	10,400	1,506,544
Roche Holding AG ADR	35,600	1,304,740

		$3,617,177

Road & Rail — 2.8%
Avis Budget Group, Inc.(1)	15,370	$808,308
J.B. Hunt Transport Services, Inc.	14,100	1,073,010
Kansas City Southern	10,732	1,082,644

		$2,963,962

Semiconductors & Semiconductor Equipment — 5.1%
Avago Technologies, Ltd.	36,400	$2,311,400
Monolithic Power Systems, Inc.(1)	32,100	1,190,910
NXP Semiconductors NV(1)	20,785	1,239,202
Teradyne, Inc.(1)	40,529	716,147

		$5,457,659

Software — 6.5%
A10 Networks, Inc.(1)	46,956	$614,654
Adobe Systems, Inc.(1)	24,954	1,539,412
Guidewire Software, Inc.(1)	30,200	1,140,352
Infoblox, Inc.(1)	29,843	585,520
salesforce.com, inc.(1)	33,800	1,745,770
VMware, Inc., Class A(1)	14,200	1,313,642

		$6,939,350

Specialty Retail — 4.1%
DSW, Inc., Class A	34,000	$1,135,260
Lumber Liquidators Holdings, Inc.(1)	6,900	601,404
Ross Stores, Inc.	13,083	890,691
Tractor Supply Co.	25,600	1,721,344

		$4,348,699

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	8,534	$5,035,828
EMC Corp.	59,600	1,537,680

		$6,573,508

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Trading Companies & Distributors — 3.2%
United Rentals, Inc.(1)	19,100	$1,792,153
W.W. Grainger, Inc.	6,200	1,577,280

		$3,369,433

Total Common Stocks (identified cost $76,274,402)		$104,284,641

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$2,397	$2,396,785

Total Short-Term Investments (identified cost $2,396,785)		$2,396,785

Total Investments — 100.0% (identified cost $78,671,187)		$106,681,426

Other Assets, Less Liabilities — (0.0)%(3)		$(5,709)

Net Assets — 100.0%		$106,675,717

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

(3)	Amount is less than (0.05)%.

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $76,274,402)	$104,284,641
Affiliated investment, at value (identified cost, $2,396,785)	2,396,785
Cash	32,579
Dividends receivable	32,694
Interest receivable from affiliated investment	141
Tax reclaims receivable	11,332
Total assets	$106,758,172

Liabilities
Payable to affiliates:
Investment adviser fee	$57,470
Trustees’ fees	435
Accrued expenses	24,550
Total liabilities	$82,455
Net Assets applicable to investors’ interest in Portfolio	$106,675,717

Sources of Net Assets
Investors’ capital	$78,665,478
Net unrealized appreciation	28,010,239
Total	$106,675,717

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $15,029)	$409,687
Interest allocated from affiliated investment	3,138
Expenses allocated from affiliated investment	(366)
Total investment income	$412,459

Expenses
Investment adviser fee	$353,182
Trustees’ fees and expenses	2,690
Custodian fee	21,132
Legal and accounting services	16,111
Miscellaneous	2,005
Total expenses	$395,120

Net investment income	$17,339

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,893,234
Investment transactions allocated from affiliated investment	31
Written options	16,231
Net realized gain	$2,909,496
Change in unrealized appreciation (depreciation) —
Investments	$(405,567)
Written options	(4,015)
Net change in unrealized appreciation (depreciation)	$(409,582)

Net realized and unrealized gain	$2,499,914

Net increase in net assets from operations	$2,517,253

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$17,339	$99,904
Net realized gain from investment transactions, written options and foreign currency transactions	2,909,496	10,623,861
Net change in unrealized appreciation (depreciation) from investments and written options	(409,582)	14,669,299
Net increase in net assets from operations	$2,517,253	$25,393,064
Capital transactions —
Contributions	$1,263,761	$2,398,831
Withdrawals	(4,532,550)	(14,582,133)
Net decrease in net assets from capital transactions	$(3,268,789)	$(12,183,302)

Net increase (decrease) in net assets	$(751,536)	$13,209,762

Net Assets
At beginning of period	$107,427,253	$94,217,491
At end of period	$106,675,717	$107,427,253

19	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011		2010		2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)	0.77%	0.77%	0.75%		0.76%		0.76%
Net investment income (loss)	0.03	%(2)	0.10%	(0.08)%	0.08	%(3)	0.00	%(4)(5)	0.39%
Portfolio Turnover	12	%(6)	68%	83%	139%		200%		205%

Total Return	2.30	%(6)	29.25%	9.90%	8.57%		13.37%		21.24%

Net assets, end of period (000’s omitted)	$106,676		$107,427	$94,217	$103,821		$120,460		$127,116

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.21% of average daily net assets.

(4)	Includes special dividends equal to 0.10% of average daily net assets.

(5)	Amount is less than 0.005%.

(6)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 58.2% and 41.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $353,182 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

22

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $12,383,200 and $13,370,698, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,684,928

Gross unrealized appreciation	$29,281,353
Gross unrealized depreciation	(1,284,855)

Net unrealized appreciation	$27,996,498

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At April 30, 2014, there were no obligations outstanding under these financial instruments.

Written options activity for the six months ended April 30, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	435	$24,509
Options exercised	(187)	(8,278)
Options expired	(248)	(16,231)

Outstanding, end of period	—	$—

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended April 30, 2014, the Portfolio entered into option transactions on individual securities that it holds to generate premium income.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$16,231	$(4,015)

Total	$16,231	$(4,015)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

23

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$104,284,641	*	$—	$—	$104,284,641

Short-Term Investments	—		2,396,785	—	2,396,785

Total Investments	$104,284,641		$2,396,785	$—	$106,681,426

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board also considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.14

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	3.49%	23.07%	18.53%	9.45%
Class A with 5.75% Maximum Sales Charge	—	—	–2.44	15.98	17.14	8.81
Class B at NAV	09/29/1997	09/29/1997	3.07	22.16	17.67	8.63
Class B with 5% Maximum Sales Charge	—	—	–1.93	17.16	17.46	8.63
Class C at NAV	09/29/1997	09/29/1997	3.09	22.14	17.65	8.62
Class C with 1% Maximum Sales Charge	—	—	2.09	21.14	17.65	8.62
Class I at NAV	10/01/2009	09/25/1997	3.63	23.38	18.82	9.58
Russell 2000 Index	—	—	3.08%	20.50%	19.83%	8.67%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		09/25/1997	09/25/1997	15.98%	17.14%	8.81%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	9.05	13.92	7.23
Class B After Taxes on Distributions		09/29/1997	09/29/1997	17.16	17.46	8.63
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	9.71	14.20	7.08
Class C After Taxes on Distributions		09/29/1997	09/29/1997	21.14	17.65	8.62
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	11.96	14.35	7.07
Class I After Taxes on Distributions		10/01/2009	09/25/1997	23.38	18.82	9.58
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	13.23	15.35	7.91

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.27%	2.02%	2.02%	1.02%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Balchem Corp.	2.9%
Euronet Worldwide, Inc.	2.7
Goodrich Petroleum Corp.	2.7
Cytec Industries, Inc.	2.3
Lazard, Ltd., Class A	2.3
PS Business Parks, Inc.	2.3
Church & Dwight Co., Inc.	2.3
Valmont Industries, Inc.	2.3
RBC Bearings, Inc.	2.2
Mentor Graphics Corp.	2.2
Total	24.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 2000 Index is an unmanaged index of 2,000 U.S. small- cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.90	$6.10	1.21%
Class B	$1,000.00	$1,030.70	$9.87	1.96%
Class C	$1,000.00	$1,030.90	$9.87	1.96%
Class I	$1,000.00	$1,036.30	$4.85	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	1.21%
Class B	$1,000.00	$1,015.10	$9.79	1.96%
Class C	$1,000.00	$1,015.10	$9.79	1.96%
Class I	$1,000.00	$1,020.00	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $81,721,449)	$106,413,295
Receivable for Fund shares sold	26,171
Total assets	$106,439,466

Liabilities
Payable for Fund shares redeemed	$89,909
Payable to affiliates:
Distribution and service fees	36,020
Trustees’ fees	42
Accrued expenses	62,209
Total liabilities	$188,180
Net Assets	$106,251,286

Sources of Net Assets
Paid-in capital	$82,709,705
Accumulated net realized loss from Portfolio	(710,196)
Accumulated net investment loss	(440,069)
Net unrealized appreciation from Portfolio	24,691,846
Total	$106,251,286

Class A Shares
Net Assets	$68,898,538
Shares Outstanding	2,976,079
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.15
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$24.56

Class B Shares
Net Assets	$1,268,648
Shares Outstanding	62,041
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.45

Class C Shares
Net Assets	$24,053,746
Shares Outstanding	1,181,156
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.36

Class I Shares
Net Assets	$12,030,354
Shares Outstanding	513,481
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends allocated from Portfolio	$468,138
Interest allocated from Portfolio	2,492
Expenses allocated from Portfolio	(372,885)
Total investment income from Portfolio	$97,745

Expenses
Distribution and service fees
Class A	$89,112
Class B	7,107
Class C	120,985
Trustees’ fees and expenses	250
Custodian fee	6,816
Transfer and dividend disbursing agent fees	61,288
Legal and accounting services	13,755
Printing and postage	14,313
Registration fees	38,759
Miscellaneous	6,537
Total expenses	$358,922

Net investment loss	$(261,177)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$7,745,659
Net realized gain	$7,745,659
Change in unrealized appreciation (depreciation) —
Investments	$(3,914,677)
Net change in unrealized appreciation (depreciation)	$(3,914,677)

Net realized and unrealized gain	$3,830,982

Net increase in net assets from operations	$3,569,805

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment loss	$(261,177)	$(149,706)
Net realized gain from investment transactions	7,745,659	9,455,885
Net change in unrealized appreciation (depreciation) from investments	(3,914,677)	18,279,963
Net increase in net assets from operations	$3,569,805	$27,586,142
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$724,583	$2,164,748
Class B	68,347	153,550
Class C	409,351	1,323,611
Class I	2,975,782	1,239,350
Cost of shares redeemed
Class A	(5,485,673)	(13,922,550)
Class B	(274,818)	(257,583)
Class C	(1,170,167)	(3,832,406)
Class I	(2,582,586)	(4,071,484)
Net asset value of shares exchanged
Class A	138,365	389,048
Class B	(138,365)	(389,048)
Net decrease in net assets from Fund share transactions	$(5,335,181)	$(17,202,764)

Net increase (decrease) in net assets	$(1,765,376)	$10,383,378

Net Assets
At beginning of period	$108,016,662	$97,633,284
At end of period	$106,251,286	$108,016,662

Accumulated net investment loss included in net assets
At end of period	$(440,069)	$(178,892)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Net asset value — Beginning of period	$22.380		$16.930		$15.340	$14.640	$11.710	$10.540

Income (Loss) From Operations
Net investment loss(1)	$(0.038)		$(0.001)		$(0.048)	$(0.110)	$(0.113)	$(0.070	)(2)
Net realized and unrealized gain	0.808		5.451		1.638	0.810	3.043	1.240

Total income from operations	$0.770		$5.450		$1.590	$0.700	$2.930	$1.170

Net asset value — End of period	$23.150		$22.380		$16.930	$15.340	$14.640	$11.710

Total Return(3)	3.49	%(4)	32.21%		10.30%	4.78%	25.02%	11.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,899		$71,056		$64,346	$87,192	$97,524	$85,422
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.21	%(7)	1.27%		1.25%	1.23%	1.28%	1.44%
Net investment loss	(0.33	)%(7)	(0.00	)%(8)	(0.30)%	(0.67)%	(0.84)%	(0.70	)%(2)
Portfolio Turnover of the Portfolio	23	%(4)	39%		57%	89%	114%	95%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.78)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$19.840		$15.120	$13.800	$13.270	$10.700	$9.700

Income (Loss) From Operations
Net investment loss(1)	$(0.109)		$(0.125)	$(0.151)	$(0.209)	$(0.194)	$(0.123	)(2)
Net realized and unrealized gain	0.719		4.845	1.471	0.739	2.764	1.123

Total income from operations	$0.610		$4.720	$1.320	$0.530	$2.570	$1.000

Net asset value — End of period	$20.450		$19.840	$15.120	$13.800	$13.270	$10.700

Total Return(3)	3.07	%(4)	31.22%	9.57%	3.99%	24.02%	10.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,269		$1,562	$1,625	$2,660	$3,899	$5,805
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.96	%(7)	2.02%	2.00%	1.98%	2.03%	2.20%
Net investment loss	(1.08	)%(7)	(0.73)%	(1.04)%	(1.41)%	(1.59)%	(1.37	)%(2)
Portfolio Turnover of the Portfolio	23	%(4)	39%	57%	89%	114%	95%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.50)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$19.760		$15.060	$13.750	$13.220	$10.660	$9.660

Income (Loss) From Operations
Net investment loss(1)	$(0.109)		$(0.130)	$(0.154)	$(0.209)	$(0.194)	$(0.132	)(2)
Net realized and unrealized gain	0.709		4.830	1.464	0.739	2.754	1.132

Total income from operations	$0.600		$4.700	$1.310	$0.530	$2.560	$1.000

Net asset value — End of period	$20.360		$19.760	$15.060	$13.750	$13.220	$10.660

Total Return(4)	3.09	%(3)	31.23%	9.45%	4.01%	24.02%	10.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,054		$24,075	$20,732	$22,593	$26,016	$22,931
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.96	%(7)	2.02%	2.00%	1.98%	2.03%	2.19%
Net investment loss	(1.08	)%(7)	(0.76)%	(1.06)%	(1.42)%	(1.59)%	(1.44	)%(2)
Portfolio Turnover of the Portfolio	23	%(3)	39%	57%	89%	114%	95%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.52)%.

(3)	Not annualized.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2009(1)
			2013	2012	2011	2010
Net asset value — Beginning of period	$22.620		$17.060	$15.420	$14.680	$11.710	$12.180

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.011)		$0.049	$(0.013)	$(0.068)	$(0.081)	$(0.008)
Net realized and unrealized gain (loss)	0.821		5.511	1.653	0.808	3.051	(0.462)

Total income (loss) from operations	$0.810		$5.560	$1.640	$0.740	$2.970	$(0.470)

Net asset value — End of period	$23.430		$22.620	$17.060	$15.420	$14.680	$11.710

Total Return(3)	3.63	%(4)	32.53%	10.64%	5.04%	25.36%	(3.86	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,030		$11,324	$10,931	$11,692	$7,971	$1,923
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.96	%(7)	1.02%	1.00%	0.98%	1.03%	1.19	%(7)
Net investment income (loss)	(0.10	)%(7)	0.25%	(0.08)%	(0.41)%	(0.59)%	(0.79	)%(7)
Portfolio Turnover of the Portfolio	23	%(4)	39%	57%	89%	114%	95	%(8)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (71.9% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $11,087,735 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

Additionally, at October 31, 2013, the Fund had a late year ordinary loss of $195,473 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $6,816 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,482 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $89,112 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $5,330 and $90,739 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $1,777 and $30,246 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge

13

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $1,000 and $200 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $670,581 and $6,355,651, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	31,354	113,621
Redemptions	(236,311)	(760,474)
Exchange from Class B shares	5,948	20,207

Net decrease	(199,009)	(626,646)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	3,355	8,703
Redemptions	(13,310)	(14,757)
Exchange to Class A shares	(6,722)	(22,707)

Net decrease	(16,677)	(28,761)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	20,397	77,589
Redemptions	(57,628)	(236,175)

Net decrease	(37,231)	(158,586)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	126,036	67,607
Redemptions	(113,162)	(207,529)

Net increase (decrease)	12,874	(139,922)

14

Tax-Managed Small-Cap Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value

Auto Components — 2.1%
Dana Holding Corp.	149,840	$3,172,113

		$3,172,113

Banks — 5.5%
First Financial Holdings, Inc.	23,148	$1,330,316
PacWest Bancorp	35,270	1,388,580
Signature Bank(1)	23,960	2,846,927
Texas Capital Bancshares, Inc.(1)	45,052	2,531,472

		$8,097,295

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	48,650	$2,557,044

		$2,557,044

Capital Markets — 5.4%
Cohen & Steers, Inc.	56,157	$2,274,920
HFF, Inc., Class A	68,790	2,338,860
Lazard, Ltd., Class A	72,200	3,397,010

		$8,010,790

Chemicals — 5.2%
Balchem Corp.	69,170	$4,285,082
Cytec Industries, Inc.	35,910	3,422,941

		$7,708,023

Commercial Services & Supplies — 3.5%
Interface, Inc.	123,120	$2,214,929
Team, Inc.(1)	69,754	2,991,749

		$5,206,678

Communications Equipment — 0.8%
Riverbed Technology, Inc.(1)	62,160	$1,209,012

		$1,209,012

Construction & Engineering — 3.0%
Foster Wheeler AG(1)	46,640	$1,598,819
MYR Group, Inc.(1)	118,720	2,785,171

		$4,383,990

Security	Shares	Value

Electrical Equipment — 2.1%
Generac Holdings, Inc.	51,650	$3,041,152

		$3,041,152

Electronic Equipment, Instruments & Components — 7.3%
FEI Co.	40,160	$3,193,523
FLIR Systems, Inc.	75,890	2,583,296
InvenSense, Inc.(1)	56,670	1,220,105
Methode Electronics, Inc.	79,120	2,194,789
National Instruments Corp.	57,575	1,572,373

		$10,764,086

Food & Staples Retailing — 1.6%
United Natural Foods, Inc.(1)	34,080	$2,352,542

		$2,352,542

Food Products — 1.5%
Hain Celestial Group, Inc. (The)(1)	24,970	$2,147,919

		$2,147,919

Health Care Equipment & Supplies — 5.5%
Analogic Corp.	39,260	$2,947,641
Cynosure, Inc., Class A(1)	88,960	2,183,079
West Pharmaceutical Services, Inc.	34,390	1,491,838
Wright Medical Group, Inc.(1)	53,260	1,456,661

		$8,079,219

Health Care Providers & Services — 1.7%
Team Health Holdings, Inc.(1)	52,710	$2,555,381

		$2,555,381

Hotels, Restaurants & Leisure — 1.5%
Krispy Kreme Doughnuts, Inc.(1)	128,760	$2,258,450

		$2,258,450

Household Durables — 1.5%
Ryland Group, Inc. (The)	57,520	$2,208,193

		$2,208,193

Household Products — 2.3%
Church & Dwight Co., Inc.	49,080	$3,387,011

		$3,387,011

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 6.5%
Aspen Insurance Holdings, Ltd.	34,759	$1,591,267
Endurance Specialty Holdings, Ltd.	28,340	1,440,239
HCC Insurance Holdings, Inc.	48,370	2,222,118
Horace Mann Educators Corp.	79,150	2,380,040
Stewart Information Services Corp.	67,140	2,047,770

		$9,681,434

IT Services — 4.7%
Euronet Worldwide, Inc.(1)	87,040	$4,002,969
WEX, Inc.(1)	30,180	2,896,375

		$6,899,344

Life Sciences Tools & Services — 3.2%
Bruker Corp.(1)	107,210	$2,214,959
Charles River Laboratories International, Inc.(1)	48,180	2,588,229

		$4,803,188

Machinery — 4.5%
RBC Bearings, Inc.(1)	53,186	$3,311,360
Valmont Industries, Inc.	22,540	3,356,432

		$6,667,792

Marine — 1.5%
Kirby Corp.(1)	22,120	$2,225,714

		$2,225,714

Oil, Gas & Consumable Fuels — 6.7%
Goodrich Petroleum Corp.(1)	156,930	$3,946,790
Kodiak Oil & Gas Corp.(1)	242,140	3,077,599
PDC Energy, Inc.(1)	45,700	2,909,719

		$9,934,108

Paper & Forest Products — 0.6%
Boise Cascade Co.(1)	37,181	$930,269

		$930,269

Professional Services — 0.6%
TriNet Group, Inc.(1)	42,516	$911,968

		$911,968

Real Estate Investment Trusts (REITs) — 4.6%
Gramercy Property Trust, Inc.	160,880	$839,794
PS Business Parks, Inc.	39,521	3,389,716

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.	16,170	$1,227,303
Terreno Realty Corp.	71,720	1,310,324

		$6,767,137

Road & Rail — 1.7%
Avis Budget Group, Inc.(1)	49,200	$2,587,428

		$2,587,428

Semiconductors & Semiconductor Equipment — 3.2%
Cypress Semiconductor Corp.(1)	247,360	$2,342,499
Teradyne, Inc.(1)	134,570	2,377,852

		$4,720,351

Software — 2.2%
Mentor Graphics Corp.	154,950	$3,207,465

		$3,207,465

Specialty Retail — 2.9%
DSW, Inc., Class A	64,330	$2,147,979
Restoration Hardware Holding, Inc.(1)	35,280	2,201,119

		$4,349,098

Transportation Infrastructure — 1.5%
Wesco Aircraft Holdings, Inc.(1)	107,820	$2,184,433

		$2,184,433

Total Common Stocks (identified cost $101,199,968)		$143,008,627

Special Warrants — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$6,973	$6,973,217

Total Short-Term Investments (identified cost $6,973,217)		$6,973,217

Total Investments — 101.3% (identified cost $108,653,185)		$149,981,844

Other Assets, Less Liabilities — (1.3)%		$(1,917,774)

Net Assets — 100.0%		$148,064,070

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $101,679,968)	$143,008,627
Affiliated investment, at value (identified cost, $6,973,217)	6,973,217
Dividends receivable	9,733
Interest receivable from affiliated investment	686
Total assets	$149,992,263

Liabilities
Payable for investments purchased	$1,819,053
Payable to affiliates:
Investment adviser fee	77,477
Trustees’ fees	579
Accrued expenses	31,084
Total liabilities	$1,928,193
Net Assets applicable to investors’ interest in Portfolio	$148,064,070

Sources of Net Assets
Investors’ capital	$106,735,411
Net unrealized appreciation	41,328,659
Total	$148,064,070

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends	$648,691
Interest allocated from affiliated investment	3,455
Expenses allocated from affiliated investment	(476)
Total investment income	$651,670

Expenses
Investment adviser fee	$463,756
Trustees’ fees and expenses	3,580
Custodian fee	24,891
Legal and accounting services	21,360
Miscellaneous	2,599
Total expenses	$516,186
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$516,185

Net investment income	$135,485

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,645,467
Investment transactions allocated from affiliated investment	44
Net realized gain	$10,645,511
Change in unrealized appreciation (depreciation) —
Investments	$(5,345,823)
Net change in unrealized appreciation (depreciation)	$(5,345,823)

Net realized and unrealized gain	$5,299,688

Net increase in net assets from operations	$5,435,173

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$135,485	$749,157
Net realized gain from investment transactions	10,645,511	12,712,440
Net change in unrealized appreciation (depreciation) from investments	(5,345,823)	25,675,313
Net increase in net assets from operations	$5,435,173	$39,136,910
Capital transactions —
Contributions	$978,760	$1,826,077
Withdrawals	(6,965,908)	(28,142,449)
Net decrease in net assets from capital transactions	$(5,987,148)	$(26,316,372)

Net increase (decrease) in net assets	$(551,975)	$12,820,538

Net Assets
At beginning of period	$148,616,045	$135,795,507
At end of period	$148,064,070	$148,616,045

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.72%	0.73%	0.72%	0.74%	0.75%
Net investment income (loss)	0.18	%(2)	0.55%	0.22%	(0.15)%	(0.30)%	(0.00	)%(3)(4)
Portfolio Turnover	23	%(5)	39%	57%	89%	114%	95%

Total Return	3.75	%(5)	32.92%	10.87%	5.31%	25.69%	11.86%

Net assets, end of period (000’s omitted)	$148,064		$148,616	$135,796	$165,795	$171,965	$163,056

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.09)%.

(4)	Amount is less than (0.005)%.

(5)	Not annualized.

21	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 71.9% and 28.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

22

Tax-Managed Small-Cap Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $463,756 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $33,630,530 and $40,653,033, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,610,442

Gross unrealized appreciation	$43,072,239
Gross unrealized depreciation	(1,700,837)

Net unrealized appreciation	$41,371,402

5  Restricted Securities

At April 30, 2014, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities			$480,000	$0

23

Tax-Managed Small-Cap Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total

Common Stocks	$143,008,627	*	$—	$—		$143,008,627
Special Warrants	—		—	0	*	0
Short-Term Investments	—		6,973,217	—		6,973,217

Total Investments	$143,008,627		$6,973,217	$0		$149,981,844

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management and analyst personnel. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Nancy B. Tooke

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.14

Eaton Vance

Tax-Managed Small-Cap Value Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Tax-Managed Small-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Performance1,2

Portfolio Managers Gregory R. Greene, CFA, J. Bradley Ohlmuller, CFA and Patrick J. O’Brien

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	7.62%	23.93%	18.58%	9.58%
Class A with 5.75% Maximum Sales Charge	—	—	1.42	16.83	17.19	8.93
Class C at NAV	03/04/2002	03/04/2002	7.23	22.98	17.69	8.77
Class C with 1% Maximum Sales Charge	—	—	6.28	21.98	17.69	8.77
Class I at NAV	10/01/2009	03/04/2002	7.75	24.25	18.84	9.70
Russell 2000 Value Index	—	—	4.97%	19.61%	19.12%	8.36%

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/04/2002	03/04/2002	13.82%	16.07%	8.05%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	11.75	14.00	7.35
Class C After Taxes on Distributions	03/04/2002	03/04/2002	18.45	16.44	7.82
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	15.07	14.44	7.24
Class I After Taxes on Distributions	10/01/2009	03/04/2002	21.08	17.71	8.82
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	16.06	15.41	8.02

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I
Gross			1.74%	2.49%	1.49%
Net			1.45	2.20	1.20

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Stone Energy Corp.	4.0%
Bancorp, Inc. (The)	3.4
A.O. Smith Corp.	3.3
Old Dominion Freight Line, Inc.	3.2
EnPro Industries, Inc.	2.9
Prosperity Bancshares, Inc.	2.8
Teleflex, Inc.	2.7
Eagle Bancorp, Inc.	2.7
Iconix Brand Group, Inc.	2.6
Photronics, Inc.	2.5
Total	30.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/15. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,076.20	$7.46	**	1.45%
Class C	$1,000.00	$1,072.30	$11.30	**	2.20%
Class I	$1,000.00	$1,077.50	$6.18	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**	1.45%
Class C	$1,000.00	$1,013.90	$10.99	**	2.20%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $29,643,206)	$44,919,934
Receivable for Fund shares sold	83,093
Receivable from affiliate	7,181
Total assets	$45,010,208

Liabilities
Payable for Fund shares redeemed	$62,729
Payable to affiliates:
Administration fee	5,564
Distribution and service fees	15,055
Trustees’ fees	42
Accrued expenses	26,090
Total liabilities	$109,480
Net Assets	$44,900,728

Sources of Net Assets
Paid-in capital	$27,348,507
Accumulated net realized gain from Portfolio	2,554,821
Accumulated net investment loss	(279,328)
Net unrealized appreciation from Portfolio	15,276,728
Total	$44,900,728

Class A Shares
Net Assets	$32,160,860
Shares Outstanding	1,749,975
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.38
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.50

Class C Shares
Net Assets	$10,184,374
Shares Outstanding	628,841
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.20

Class I Shares
Net Assets	$2,555,494
Shares Outstanding	137,181
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $885)	$235,318
Interest allocated from Portfolio	69
Expenses allocated from Portfolio	(222,246)
Total investment income from Portfolio	$13,141

Expenses
Administration fee	$32,893
Distribution and service fees
Class A	39,234
Class C	49,441
Trustees’ fees and expenses	250
Custodian fee	5,710
Transfer and dividend disbursing agent fees	21,191
Legal and accounting services	10,156
Printing and postage	10,264
Registration fees	33,902
Miscellaneous	5,775
Total expenses	$208,816
Deduct —
Allocation of expenses to affiliate	$78,556
Total expense reductions	$78,556

Net expenses	$130,260

Net investment loss	$(117,119)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$2,637,038
Net realized gain	$2,637,038
Change in unrealized appreciation (depreciation) —
Investments	$516,621
Net change in unrealized appreciation (depreciation)	$516,621

Net realized and unrealized gain	$3,153,659

Net increase in net assets from operations	$3,036,540

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment loss	$(117,119)	$(54,367)
Net realized gain from investment and foreign currency transactions	2,637,038	5,461,635
Net change in unrealized appreciation (depreciation) from investments	516,621	5,556,324
Net increase in net assets from operations	$3,036,540	$10,963,592
Distributions to shareholders —
From net realized gain
Class A	$(3,439,691)	$(1,498,562)
Class B	—	(93,325)
Class C	(1,186,988)	(489,114)
Class I	(313,613)	(373,349)
Total distributions to shareholders	$(4,940,292)	$(2,454,350)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,049,147	$5,013,798
Class B	—	23,539
Class C	809,924	2,041,697
Class I	732,774	1,097,504
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,206,857	1,404,707
Class B	—	56,784
Class C	923,374	392,881
Class I	170,915	315,042
Cost of shares redeemed
Class A	(5,312,119)	(5,182,028)
Class B	—	(50,663)
Class C	(695,305)	(1,495,860)
Class I	(715,923)	(5,119,575)
Net asset value of shares exchanged
Class A	—	49,010
Class B	—	(49,010)
Net asset value of shares merged*
Class A	—	1,307,172
Class B	—	(1,307,172)
Net increase (decrease) in net assets from Fund share transactions	$3,169,644	$(1,502,174)

Net increase in net assets	$1,265,892	$7,007,068

Net Assets
At beginning of period	$43,634,836	$36,627,768
At end of period	$44,900,728	$43,634,836

Accumulated net investment loss included in net assets
At end of period	$(279,328)	$(162,209)

*	At the close of business on February 22, 2013, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$19.150		$15.320	$14.770	$14.210		$12.000	$11.400

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.035)		$(0.007)	$(0.021)	$(0.023	)(2)	$(0.043)	$0.022
Net realized and unrealized gain	1.361		4.881	1.100	1.298		2.253	0.578

Total income from operations	$1.326		$4.874	$1.079	$1.275		$2.210	$0.600

Less Distributions
From net realized gain	$(2.096)		$(1.044)	$(0.529)	$(0.715)		$—	$—

Total distributions	$(2.096)		$(1.044)	$(0.529)	$(0.715)		$—	$—

Net asset value — End of period	$18.380		$19.150	$15.320	$14.770		$14.210	$12.000

Total Return(3)	7.62	%(4)	33.83%	7.51%	8.94%		18.42%	5.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,161		$31,504	$22,824	$24,119		$25,448	$21,727
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.45	%(8)	1.45%	1.45%	1.59%		1.65%	1.65%
Net investment income (loss)	(0.38	)%(8)	(0.04)%	(0.14)%	(0.15	)%(2)	(0.32)%	0.21%
Portfolio Turnover of the Portfolio	20	%(4)	72%	55%	66%		51%	66%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.024 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.31)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator subsidized certain operating expenses (equal to 0.36%, 0.54%, 0.55%, 0.46%, 0.37% and 0.55% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$17.180		$13.940	$13.590	$13.220		$11.250	$10.760

Income (Loss) From Operations
Net investment loss(1)	$(0.091)		$(0.119)	$(0.122)	$(0.123	)(2)	$(0.133)	$(0.053)
Net realized and unrealized gain	1.207		4.403	1.001	1.208		2.103	0.543

Total income from operations	$1.116		$4.284	$0.879	$1.085		$1.970	$0.490

Less Distributions
From net realized gain	$(2.096)		$(1.044)	$(0.529)	$(0.715)		$—	$—

Total distributions	$(2.096)		$(1.044)	$(0.529)	$(0.715)		$—	$—

Net asset value — End of period	$16.200		$17.180	$13.940	$13.590		$13.220	$11.250

Total Return(3)	7.23	%(4)	32.89%	6.67%	8.14%		17.51%	4.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,184		$9,644	$6,944	$7,351		$7,312	$6,317
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.20	%(8)	2.20%	2.20%	2.34%		2.40%	2.40%
Net investment loss	(1.12	)%(8)	(0.79)%	(0.89)%	(0.90	)%(2)	(1.06)%	(0.54)%
Portfolio Turnover of the Portfolio	20	%(4)	72%	55%	66%		51%	66%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.021 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator subsidized certain operating expenses (equal to 0.36%, 0.54%, 0.55% 0.46%, 0.37% and 0.55% of average daily net assets for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2009(1)
			2013	2012	2011		2010
Net asset value — Beginning of period	$19.360		$15.440	$14.850	$14.250		$12.000	$12.330

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.011)		$0.093	$0.014	$0.008	(3)	$(0.011)	$(0.001)
Net realized and unrealized gain (loss)	1.377		4.871	1.105	1.307		2.261	(0.329)

Total income (loss) from operations	$1.366		$4.964	$1.119	$1.315		$2.250	$(0.330)

Less Distributions
From net realized gain	$(2.096)		$(1.044)	$(0.529)	$(0.715)		$—	$—

Total distributions	$(2.096)		$(1.044)	$(0.529)	$(0.715)		$—	$—

Net asset value — End of period	$18.630		$19.360	$15.440	$14.850		$14.250	$12.000

Total Return(4)	7.75	%(5)	34.17%	7.75%	9.20%		18.75%	(2.68	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,555		$2,487	$5,573	$3,354		$1,444	$897
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.20	%(9)	1.20%	1.20%	1.34%		1.40%	1.40	%(9)
Net investment income (loss)	(0.12	)%(9)	0.57%	0.10%	0.05	%(3)	(0.08)%	(0.07	)%(9)
Portfolio Turnover of the Portfolio	20	%(5)	72%	55%	66%		51%	66	%(5)(10)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.022 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.09)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The administrator subsidized certain operating expenses (equal to 0.36%, 0.54%, 0.55%, 0.46%, 0.37% and 0.58% of average daily net assets for the six months ended April 30, 2014, the years ended October 31, 2013, 2012, 2011 and 2010 and the period ended October 31, 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2009.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on February 22, 2013, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (54.5% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $32,893. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2015. Pursuant to this agreement, EVM was allocated $78,556 of the Fund’s operating expenses for the six months ended April 30, 2014. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $1,303 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,551 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $39,234 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $37,081 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $12,360 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received no CDSC fees paid by Class A and Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,875,077 and $5,756,229, respectively.

12

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	221,237	294,120
Issued to shareholders electing to receive payments of distributions in Fund shares	185,582	95,105
Redemptions	(302,244)	(319,021)
Merger from Class B shares	—	82,009
Exchange from Class B shares	—	3,226

Net increase	104,575	155,439

Class B		Year Ended October 31, 2013(1)

Sales		1,767
Issued to shareholders electing to receive payments of distributions in Fund shares		4,263
Redemptions		(3,734)
Merger to Class A shares		(91,071)
Exchange to Class A shares		(3,571)

Net increase (decrease)		(92,346)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	50,828	136,448
Issued to shareholders electing to receive payments of distributions in Fund shares	60,430	29,474
Redemptions	(43,870)	(102,486)

Net increase	67,388	63,436

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	38,588	66,187
Issued to shareholders electing to receive payments of distributions in Fund shares	9,767	21,144
Redemptions	(39,639)	(319,697)

Net increase (decrease)	8,716	(232,366)

(1)	Offering of Class B shares was discontinued during the year ended October 31, 2013 (see Note 1).

13

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value

Airlines — 2.2%
Spirit Airlines, Inc.(1)	32,185	$1,829,395

		$1,829,395

Auto Components — 1.8%
Dana Holding Corp.	71,838	$1,520,810

		$1,520,810

Banks — 18.5%
1st Source Corp.	31,672	$934,007
Bancorp, Inc. (The)(1)	175,791	2,781,014
Bridge Capital Holdings(1)	32,896	736,870
Cardinal Financial Corp.	4,507	75,718
Center Bancorp, Inc.	25,544	472,819
ConnectOne Bancorp, Inc.(1)	40,561	1,946,928
Eagle Bancorp, Inc.(1)	65,627	2,191,286
First Business Financial Services, Inc.	13,077	591,211
First Financial Holdings, Inc.	13,268	762,512
German American Bancorp, Inc.	21,072	548,715
Peoples Bancorp, Inc.	17,079	445,250
Prosperity Bancshares, Inc.	39,780	2,347,020
Texas Capital Bancshares, Inc.(1)	19,134	1,075,139
Yadkin Financial Corp.(1)	20,212	387,060

		$15,295,549

Building Products — 3.3%
A.O. Smith Corp.	57,776	$2,701,606

		$2,701,606

Chemicals — 4.6%
Calgon Carbon Corp.(1)	67,122	$1,344,454
Innophos Holdings, Inc.	23,076	1,302,409
RPM International, Inc.	26,400	1,126,224

		$3,773,087

Construction & Engineering — 3.9%
EMCOR Group, Inc.	28,605	$1,315,544
MasTec, Inc.(1)	48,813	1,932,019

		$3,247,563

Containers & Packaging — 2.1%
AptarGroup, Inc.	25,148	$1,695,478

		$1,695,478

Security	Shares	Value

Distributors — 2.0%
Core-Mark Holding Co., Inc.	20,443	$1,646,479

		$1,646,479

Electric Utilities — 4.2%
Cleco Corp.	32,704	$1,718,595
Portland General Electric Co.	52,565	1,759,351

		$3,477,946

Energy Equipment & Services — 1.8%
Hornbeck Offshore Services, Inc.(1)	35,012	$1,450,547

		$1,450,547

Food Products — 3.8%
Darling International, Inc.(1)	83,167	$1,664,172
Inventure Foods, Inc.(1)	125,331	1,506,478

		$3,170,650

Health Care Equipment & Supplies — 4.0%
Teleflex, Inc.	21,933	$2,239,140
West Pharmaceutical Services, Inc.	23,879	1,035,871

		$3,275,011

Insurance — 7.1%
Aspen Insurance Holdings, Ltd.	19,022	$870,827
Federated National Holding Co.	89,949	1,747,709
Horace Mann Educators Corp.	40,269	1,210,889
ProAssurance Corp.	18,340	833,003
Protective Life Corp.	23,402	1,197,012

		$5,859,440

Internet & Catalog Retail — 0.9%
FTD Cos., Inc.(1)	24,447	$741,722

		$741,722

IT Services — 1.7%
MAXIMUS, Inc.	32,976	$1,403,788

		$1,403,788

Machinery — 7.4%
Barnes Group, Inc.	53,432	$2,058,201
Crane Co.	22,107	1,607,842
EnPro Industries, Inc.(1)	34,016	2,422,279

		$6,088,322

14	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.2%
Stone Energy Corp.(1)	67,526	$3,312,150
VAALCO Energy, Inc.(1)	102,480	944,866

		$4,257,016

Pharmaceuticals — 1.5%
Prestige Brands Holdings, Inc.(1)	36,442	$1,221,536

		$1,221,536

Road & Rail — 4.2%
Old Dominion Freight Line, Inc.(1)	43,200	$2,619,216
Saia, Inc.(1)	21,542	886,884

		$3,506,100

Semiconductors & Semiconductor Equipment — 4.6%
Entegris, Inc.(1)	153,815	$1,705,808
Photronics, Inc.(1)	241,556	2,096,706

		$3,802,514

Software — 1.9%
NICE Systems, Ltd. ADR	36,325	$1,569,240

		$1,569,240

Specialty Retail — 2.8%
CST Brands, Inc.	35,203	$1,148,674
Stage Stores, Inc.	62,071	1,190,522

		$2,339,196

Textiles, Apparel & Luxury Goods — 3.7%
Hanesbrands, Inc.	11,206	$919,901
Iconix Brand Group, Inc.(1)	49,700	2,112,250

		$3,032,151

Thrifts & Mortgage Finance — 1.2%
First Defiance Financial Corp.	38,241	$1,033,272

		$1,033,272

Trading Companies & Distributors — 1.4%
CAI International, Inc.(1)	51,566	$1,121,561

		$1,121,561

Total Common Stocks (identified cost $49,742,668)		$79,059,979

Short-Term Investments — 3.3%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/14	$2,694	$2,694,128

Total Short-Term Investments (identified cost $2,694,128)		$2,694,128

Total Investments — 99.1% (identified cost $52,436,796)		$81,754,107

Other Assets, Less Liabilities — 0.9%		$730,327

Net Assets — 100.0%		$82,484,434

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investments, at value (identified cost, $52,436,796)	$81,754,107
Dividends and interest receivable	20,013
Receivable for investments sold	785,252
Total assets	$82,559,372

Liabilities
Payable to affiliates:
Investment adviser fee	$51,160
Trustees’ fees	336
Accrued expenses	23,442
Total liabilities	$74,938
Net Assets applicable to investors’ interest in Portfolio	$82,484,434

Sources of Net Assets
Investors’ capital	$53,167,123
Net unrealized appreciation	29,317,311
Total	$82,484,434

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $1,658)	$436,416
Interest	128
Total investment income	$436,544

Expenses
Investment adviser fee	$371,316
Trustees’ fees and expenses	2,080
Custodian fee	18,635
Legal and accounting services	16,444
Miscellaneous	1,690
Total expenses	$410,165

Net investment income	$26,379

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,109,440
Net realized gain	$5,109,440
Change in unrealized appreciation (depreciation) —
Investments	$866,858
Net change in unrealized appreciation (depreciation)	$866,858

Net realized and unrealized gain	$5,976,298

Net increase in net assets from operations	$6,002,677

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$26,379	$230,320
Net realized gain from investment and foreign currency transactions	5,109,440	10,867,782
Net change in unrealized appreciation (depreciation) from investments	866,858	9,970,944
Net increase in net assets from operations	$6,002,677	$21,069,046
Capital transactions —
Contributions	$3,907,292	$5,162,220
Withdrawals	(7,470,276)	(16,239,859)
Net decrease in net assets from capital transactions	$(3,562,984)	$(11,077,639)
Net increase in net assets	$2,439,693	$9,991,407

Net Assets
At beginning of period	$80,044,741	$70,053,334
At end of period	$82,484,434	$80,044,741

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.01	%(2)	1.13%	1.13%	1.11%		1.13%	1.14%
Net investment income	0.07	%(2)	0.32%	0.18%	0.33	%(3)	0.20%	0.73%
Portfolio Turnover	20	%(4)	72%	55%	66%		51%	66%

Total Return	7.85	%(4)	34.26%	7.86%	9.46%		18.99%	5.89%

Net assets, end of period (000’s omitted)	$82,484		$80,045	$70,053	$73,673		$72,467	$67,629

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.16% of average daily net assets.

(4)	Not annualized.

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Tax-Managed Small-Cap Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 54.5% and 45.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

20

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% (1.00% prior to March 1, 2014) of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $371,316 or 0.91% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $15,635,793 and $20,216,718, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,496,573

Gross unrealized appreciation	$29,406,025
Gross unrealized depreciation	(148,491)

Net unrealized appreciation	$29,257,534

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

21

Tax-Managed Small-Cap Value Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$79,059,979	*	$—	$—	$79,059,979
Short-Term Investments	—		2,694,128	—	2,694,128

Total Investments	$79,059,979		$2,694,128	$—	$81,754,107

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period together with updated performance data for periods ended December 31, 2013 and March 31, 2014. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

25

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Value Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Value Fund and Tax-Managed Small-Cap Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721 4.30.14

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Performance1,2

Portfolio Managers Michael R. Mach, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	9.66%	19.91%	15.98%	7.65%
Class A with 5.75% Maximum Sales Charge	—	—	3.36	13.04	14.61	7.01
Class C at NAV	01/24/2000	01/24/2000	9.30	19.07	15.12	6.85
Class C with 1% Maximum Sales Charge	—	—	8.30	18.07	15.12	6.85
Class I at NAV	11/30/2007	12/27/1999	9.82	20.27	16.28	7.82
Russell 1000 Value Index	—	—	9.61%	20.90%	19.51%	7.95%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		12/27/1999	12/27/1999	11.82%	14.18%	6.73%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	8.26	11.78	5.69
Class C After Taxes on Distributions		01/24/2000	01/24/2000	16.94	14.81	6.68
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	11.05	12.20	5.55
Class I After Taxes on Distributions		11/30/2007	12/27/1999	18.91	15.79	7.51
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	12.46	13.19	6.39

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.24%	1.99%	0.99%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Merck & Co., Inc.	3.1%
JPMorgan Chase & Co.	2.8
American Express Co.	2.8
Exxon Mobil Corp.	2.8
Pfizer, Inc.	2.7
Wells Fargo & Co.	2.7
Gilead Sciences, Inc.	2.6
Occidental Petroleum Corp.	2.6
Chevron Corp.	2.5
CVS Caremark Corp.	2.3
Total	26.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Per the prospectus supplement dated May 20, 2014, the portfolio managers are Michael R. Mach, CFA (lead portfolio manager) and John D. Crowley. On June 30, 2014, Mr. Mach will retire from the Eaton Vance organization and, as of such date, the Portfolio will be managed by Edward J. Perkin, CFA, (lead portfolio manager) and John D. Crowley.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,096.60	$6.39	1.23%
Class C	$1,000.00	$1,093.00	$10.28	1.98%
Class I	$1,000.00	$1,098.20	$5.10	0.98%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16	1.23%
Class C	$1,000.00	$1,015.00	$9.89	1.98%
Class I	$1,000.00	$1,019.90	$4.91	0.98%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Tax-Managed Value Portfolio, at value (identified cost, $295,004,902)	$619,121,065
Receivable for Fund shares sold	182,807
Total assets	$619,303,872

Liabilities
Payable for Fund shares redeemed	$2,533,527
Payable to affiliates:
Administration fee	75,607
Distribution and service fees	203,612
Trustees’ fees	42
Accrued expenses	114,482
Total liabilities	$2,927,270
Net Assets	$616,376,602

Sources of Net Assets
Paid-in capital	$231,365,117
Accumulated net realized gain from Portfolio	57,340,922
Accumulated undistributed net investment income	3,554,400
Net unrealized appreciation from Portfolio	324,116,163
Total	$616,376,602

Class A Shares
Net Assets	$377,143,317
Shares Outstanding	16,024,905
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.53
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$24.97

Class C Shares
Net Assets	$154,941,056
Shares Outstanding	6,811,956
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.75

Class I Shares
Net Assets	$84,292,229
Shares Outstanding	3,591,121
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $78,075)	$9,535,144
Interest allocated from Portfolio	6,785
Securities lending income allocated from Portfolio, net	2,689
Expenses allocated from Portfolio	(2,212,522)
Total investment income from Portfolio	$7,332,096

Expenses
Administration fee	$482,233
Distribution and service fees
Class A	467,224
Class C	755,424
Trustees’ fees and expenses	250
Custodian fee	22,875
Transfer and dividend disbursing agent fees	188,299
Legal and accounting services	15,314
Printing and postage	27,704
Registration fees	34,651
Reflow liquidity program fees	169,601
Miscellaneous	9,263
Total expenses	$2,172,838

Net investment income	$5,159,258

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$60,224,216 (1)
Foreign currency transactions	1,612
Net realized gain	$60,225,828
Change in unrealized appreciation (depreciation) —
Investments	$(4,916,980)
Foreign currency	25,865
Net change in unrealized appreciation (depreciation)	$(4,891,115)

Net realized and unrealized gain	$55,334,713

Net increase in net assets from operations	$60,493,971

(1)	Includes $36,088,520 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$5,159,258	$9,018,366
Net realized gain from investment and foreign currency transactions	60,225,828 (1)	96,177,053 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(4,891,115)	52,521,417
Net increase in net assets from operations	$60,493,971	$157,716,836
Distributions to shareholders —
From net investment income
Class A	$(2,218,399)	$(7,226,287)
Class C	—	(1,832,771)
Class I	(1,239,313)	(4,995,965)
From net realized gain
Class A	(14,903,727)	—
Class C	(5,943,970)	—
Class I	(5,860,172)	—
Total distributions to shareholders	$(30,165,581)	$(14,055,023)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,325,533	$31,522,513
Class C	3,509,748	5,969,169
Class I	80,497,395	203,084,558
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	15,504,602	6,503,966
Class C	4,887,244	1,493,429
Class I	6,036,717	4,494,635
Cost of shares redeemed
Class A	(41,342,803)	(131,020,588)
Class C	(8,777,378)	(20,273,580)
Class I	(152,516,217)	(319,459,207)
Net decrease in net assets from Fund share transactions	$(81,875,159)	$(217,685,105)

Net decrease in net assets	$(51,546,769)	$(74,023,292)

Net Assets
At beginning of period	$667,923,371	$741,946,663
At end of period	$616,376,602	$667,923,371

Accumulated undistributed net investment income included in net assets
At end of period	$3,554,400	$1,852,854

(1)	Includes $36,088,520 of net realized gains from redemptions in-kind.

(2)	Includes $62,494,372 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$22.470		$18.460	$16.280	$15.910	$14.760	$14.400

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.258	$0.246	$0.193	$0.137	$0.192
Net realized and unrealized gain	1.893		4.120	2.179	0.306	1.190	0.356

Total income from operations	$2.093		$4.378	$2.425	$0.499	$1.327	$0.548

Less Distributions
From net investment income	$(0.134)		$(0.368)	$(0.245)	$(0.129)	$(0.177)	$(0.188)
From net realized gain	(0.899)		—	—	—	—	—

Total distributions	$(1.033)		$(0.368)	$(0.245)	$(0.129)	$(0.177)	$(0.188)

Net asset value — End of period	$23.530		$22.470	$18.460	$16.280	$15.910	$14.760

Total Return(2)	9.66	%(3)	24.19%	15.14%	3.11%	9.00%	4.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$377,143		$374,746	$394,414	$702,929	$785,050	$745,816
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.23	%(6)	1.24%	1.20%	1.17%	1.16%	1.19%
Net investment income	1.76	%(6)	1.28%	1.43%	1.16%	0.88%	1.46%
Portfolio Turnover of the Portfolio	6	%(3)	10%	38%	40%	35%	82%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$21.680		$17.830	$15.720	$15.370	$14.260	$13.870

Income (Loss) From Operations
Net investment income(1)	$0.112		$0.100	$0.109	$0.067	$0.020	$0.099
Net realized and unrealized gain	1.839		4.002	2.112	0.284	1.158	0.337

Total income from operations	$1.951		$4.102	$2.221	$0.351	$1.178	$0.436

Less Distributions
From net investment income	$—		$(0.252)	$(0.111)	$(0.001)	$(0.068)	$(0.046)
From net realized gain	(0.881)		—	—	—	—	—

Total distributions	$(0.881)		$(0.252)	$(0.111)	$(0.001)	$(0.068)	$(0.046)

Net asset value — End of period	$22.750		$21.680	$17.830	$15.720	$15.370	$14.260

Total Return(2)	9.30	%(3)	23.33%	14.23%	2.28%	8.27%	3.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$154,941		$147,863	$133,614	$139,686	$171,693	$186,734
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.98	%(6)	1.99%	1.95%	1.92%	1.91%	1.94%
Net investment income	1.02	%(6)	0.51%	0.65%	0.41%	0.13%	0.78%
Portfolio Turnover of the Portfolio	6	%(3)	10%	38%	40%	35%	82%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$22.440		$18.450	$16.280	$15.910	$14.750	$14.410

Income (Loss) From Operations
Net investment income(1)	$0.210		$0.312	$0.295	$0.234	$0.173	$0.205
Net realized and unrealized gain	1.909		4.113	2.167	0.305	1.198	0.366

Total income from operations	$2.119		$4.425	$2.462	$0.539	$1.371	$0.571

Less Distributions
From net investment income	$(0.190)		$(0.435)	$(0.292)	$(0.169)	$(0.211)	$(0.231)
From net realized gain	(0.899)		—	—	—	—	—

Total distributions	$(1.089)		$(0.435)	$(0.292)	$(0.169)	$(0.211)	$(0.231)

Net asset value — End of period	$23.470		$22.440	$18.450	$16.280	$15.910	$14.750

Total Return(2)	9.82	%(3)	24.55%	15.41%	3.36%	9.31%	4.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,292		$145,314	$213,919	$490,893	$840,923	$538,097
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.98	%(6)	0.99%	0.96%	0.92%	0.91%	0.94%
Net investment income	1.85	%(6)	1.55%	1.73%	1.39%	1.11%	1.53%
Portfolio Turnover of the Portfolio	6	%(3)	10%	38%	40%	35%	82%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (83.8% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the administration fee amounted to $482,233. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $11,147 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,105 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $467,224 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $566,568 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $188,856 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,889,043 and $120,155,061, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $65,661,257.

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on October 23, 2012. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	455,048	1,572,851
Issued to shareholders electing to receive payments of distributions in Fund shares	709,268	358,543
Redemptions	(1,814,274)	(6,627,990)

Net decrease	(649,958)	(4,696,596)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	160,521	303,451
Issued to shareholders electing to receive payments of distributions in Fund shares	230,639	84,758
Redemptions	(398,654)	(1,060,864)

Net decrease	(7,494)	(672,655)

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	3,572,910	10,066,317
Issued to shareholders electing to receive payments of distributions in Fund shares	277,168	248,597
Redemptions	(6,733,316)	(15,434,675)

Net decrease	(2,883,238)	(5,119,761)

13

Tax-Managed Value Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value

Aerospace & Defense — 5.0%
Boeing Co. (The)	120,000	$15,482,400
Honeywell International, Inc.	85,000	7,896,500
United Technologies Corp.	113,000	13,371,290

		$36,750,190

Airlines — 1.3%
Delta Air Lines, Inc.	255,000	$9,391,650

		$9,391,650

Automobiles — 0.9%
Volkswagen AG, PFC Shares	25,000	$6,758,125

		$6,758,125

Banks — 14.4%
Citigroup, Inc.	250,000	$11,977,500
Fifth Third Bancorp	340,000	7,007,400
JPMorgan Chase & Co.	375,000	20,992,500
KeyCorp	700,000	9,548,000
PNC Financial Services Group, Inc. (The)	168,900	14,194,356
Regions Financial Corp.	1,025,000	10,393,500
SunTrust Banks, Inc.	130,000	4,973,800
U.S. Bancorp	190,000	7,748,200
Wells Fargo & Co.	397,500	19,731,900

		$106,567,156

Biotechnology — 2.6%
Gilead Sciences, Inc.(1)	245,000	$19,230,050

		$19,230,050

Capital Markets — 4.3%
Ameriprise Financial, Inc.	80,000	$8,930,400
Goldman Sachs Group, Inc. (The)	61,740	9,867,287
Morgan Stanley	200,000	6,186,000
State Street Corp.	100,000	6,456,000

		$31,439,687

Chemicals — 2.2%
LyondellBasell Industries NV, Class A	175,000	$16,187,500

		$16,187,500

Security	Shares	Value

Communications Equipment — 0.9%
QUALCOMM, Inc.	85,000	$6,690,350

		$6,690,350

Consumer Finance — 2.8%
American Express Co.	236,960	$20,717,413

		$20,717,413

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	279,450	$13,058,699

		$13,058,699

Electric Utilities — 2.2%
NextEra Energy, Inc.	165,000	$16,475,250

		$16,475,250

Electrical Equipment — 1.6%
Eaton Corp. PLC	80,000	$5,811,200
Emerson Electric Co.	85,000	5,795,300

		$11,606,500

Energy Equipment & Services — 0.8%
Cameron International Corp.(1)	90,000	$5,846,400

		$5,846,400

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	235,175	$17,101,926

		$17,101,926

Food Products — 1.5%
Nestle SA	145,000	$11,206,218

		$11,206,218

Health Care Equipment & Supplies — 1.2%
Covidien PLC	120,000	$8,550,000

		$8,550,000

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	148,550	$11,147,192

		$11,147,192

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.5%
Mohawk Industries, Inc.(1)	30,000	$3,972,300

		$3,972,300

Insurance — 4.8%
MetLife, Inc.	240,000	$12,564,000
Prudential Financial, Inc.	122,300	9,867,164
Travelers Companies, Inc. (The)	65,000	5,887,700
XL Group PLC	220,000	6,897,000

		$35,215,864

Internet Software & Services — 1.4%
Google, Inc., Class A(1)	10,000	$5,348,800
Google, Inc., Class C(1)	10,000	5,266,600

		$10,615,400

IT Services — 1.1%
International Business Machines Corp.	40,910	$8,037,588

		$8,037,588

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	105,000	$11,970,000

		$11,970,000

Machinery — 1.0%
Caterpillar, Inc.	67,500	$7,114,500

		$7,114,500

Media — 3.9%
Comcast Corp., Class A	200,000	$10,352,000
Time Warner, Inc.	55,000	3,655,300
Walt Disney Co. (The)	190,000	15,074,600

		$29,081,900

Multi-Utilities — 2.2%
Sempra Energy	165,000	$16,270,650

		$16,270,650

Multiline Retail — 1.9%
Dollar General Corp.(1)	75,000	$4,233,000
Macy’s, Inc.	165,000	9,475,950

		$13,708,950

Security	Shares	Value

Oil, Gas & Consumable Fuels — 13.7%
Apache Corp.	50,000	$4,340,000
Chevron Corp.	150,000	18,828,000
ConocoPhillips	215,000	15,976,650
EOG Resources, Inc.	100,000	9,800,000
Exxon Mobil Corp.	200,000	20,482,000
Occidental Petroleum Corp.	200,000	19,150,000
Phillips 66	155,000	12,899,100

		$101,475,750

Pharmaceuticals — 7.6%
Johnson & Johnson	45,000	$4,558,050
Merck & Co., Inc.	385,000	22,545,600
Pfizer, Inc.	644,840	20,170,595
Roche Holding AG PC	30,000	8,800,383

		$56,074,628

Real Estate Investment Trusts (REITs) — 3.5%
AvalonBay Communities, Inc.	70,000	$9,558,500
Boston Properties, Inc.	60,000	7,028,400
Simon Property Group, Inc.	55,000	9,526,000

		$26,112,900

Road & Rail — 2.0%
Union Pacific Corp.	78,040	$14,861,157

		$14,861,157

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	275,000	$7,339,750

		$7,339,750

Software — 1.7%
Microsoft Corp.	150,000	$6,060,000
Oracle Corp.	161,770	6,613,158

		$12,673,158

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	23,500	$13,867,115
EMC Corp.	165,000	4,257,000

		$18,124,115

Tobacco — 0.5%
Reynolds American, Inc.	70,000	$3,950,100

		$3,950,100

Total Common Stocks (identified cost $360,931,889)		$725,323,016

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$10,399	$10,398,776

Total Short-Term Investments (identified cost $10,398,776)		$10,398,776

Total Investments — 99.6% (identified cost $371,330,665)		$735,721,792

Other Assets, Less Liabilities — 0.4%		$2,768,811

Net Assets — 100.0%		$738,490,603

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $360,931,889)	$725,323,016
Affiliated investment, at value (identified cost, $10,398,776)	10,398,776
Cash	4,331
Dividends receivable	574,574
Interest receivable from affiliated investment	1,097
Receivable for investments sold	1,414,433
Tax reclaims receivable	1,247,319
Total assets	$738,963,546

Liabilities
Payable to affiliates:
Investment adviser fee	$386,621
Trustees’ fees	2,939
Accrued expenses	83,383
Total liabilities	$472,943
Net Assets applicable to investors’ interest in Portfolio	$738,490,603

Sources of Net Assets
Investors’ capital	$373,904,799
Net unrealized appreciation	364,585,804
Total	$738,490,603

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $93,004)	$11,270,677
Securities lending income, net	3,213
Interest allocated from affiliated investment	7,997
Expenses allocated from affiliated investment	(1,010)
Total investment income	$11,280,877

Expenses
Investment adviser fee	$2,441,206
Trustees’ fees and expenses	17,670
Custodian fee	93,555
Legal and accounting services	44,001
Miscellaneous	12,747
Total expenses	$2,609,179
Deduct —
Reduction of custodian fee	$15
Total expense reductions	$15

Net expenses	$2,609,164

Net investment income	$8,671,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$66,958,697 (1)
Investment transactions allocated from affiliated investment	85
Foreign currency transactions	1,922
Net realized gain	$66,960,704
Change in unrealized appreciation (depreciation) —
Investments	$(1,669,621)
Foreign currency	30,534
Net change in unrealized appreciation (depreciation)	$(1,639,087)

Net realized and unrealized gain	$65,321,617

Net increase in net assets from operations	$73,993,330

(1)	Includes $40,336,859 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$8,671,713	$15,477,747
Net realized gain from investment and foreign currency transactions	66,960,704 (1)	105,974,903 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,639,087)	64,113,499
Net increase in net assets from operations	$73,993,330	$185,566,149
Capital transactions —
Contributions	$6,976,496	$35,845,224
Withdrawals	(125,311,900)	(293,573,828)
Net decrease in net assets from capital transactions	$(118,335,404)	$(257,728,604)

Net decrease in net assets	$(44,342,074)	$(72,162,455)

Net Assets
At beginning of period	$782,832,677	$854,995,132
At end of period	$738,490,603	$782,832,677

(1)	Includes $40,336,859 of net realized gains from redemptions in-kind.

(2)	Includes $68,617,598 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.69%	0.67%	0.65%	0.65%	0.67%
Net investment income	2.28	%(2)	1.82%	1.96%	1.67%	1.38%	1.96%
Portfolio Turnover	6	%(3)	10%	38%	40%	35%	82%

Total Return	9.96%		24.87%	15.74%	3.64%	9.55%	4.55%

Net assets, end of period (000’s omitted)	$738,491		$782,833	$854,995	$1,447,845	$1,945,959	$1,649,326

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 83.8% and 16.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

21

Tax-Managed Value Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $2,441,206 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $42,601,558 and $149,578,504, respectively, for the six months ended April 30, 2014. Included in sales is $66,281,004 representing the value of securities delivered in payment of redemptions in-kind.

22

Tax-Managed Value Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$375,274,250

Gross unrealized appreciation	$360,777,536
Gross unrealized depreciation	(329,994)

Net unrealized appreciation	$360,447,542

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended April 30, 2014 amounted to $566.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund. At April 30, 2014, the Portfolio had no securities on loan.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Tax-Managed Value Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$46,763,150	$6,758,125		$—	$53,521,275
Consumer Staples	21,052,027	11,206,218		—	32,258,245
Energy	107,322,150	—		—	107,322,150
Financials	220,053,020	—		—	220,053,020
Health Care	98,171,487	8,800,383		—	106,971,870
Industrials	79,723,997	—		—	79,723,997
Information Technology	63,480,360	—		—	63,480,360
Materials	16,187,500	—		—	16,187,500
Telecommunication Services	13,058,699	—		—	13,058,699
Utilities	32,745,900	—		—	32,745,900

Total Common Stocks	$698,558,290	$26,764,726	*	$—	$725,323,016

Short-Term Investments	$—	$10,398,776		$—	$10,398,776

Total Investments	$698,558,290	$37,163,502		$—	$735,721,792

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management and analyst personnel. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Michael R. Mach

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.14

Eaton Vance

U.S. Government Money

Market Fund

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

U.S. Government Money Market Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	15

Officers and Trustees	18

Important Notices	19

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Performance1

Portfolio Managers Thomas H. Luster, CFA and Maria Cappellano

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/27/1975	01/27/1975	0.00%	0.00%	0.00%	1.45%
Class B at NAV	12/07/2009	01/27/1975	0.00	0.00	0.00	1.45
Class B with 5% Maximum Sales Charge	—	—	–5.00	–5.00	–0.40	1.45
Class C at NAV	12/07/2009	01/27/1975	0.00	0.00	0.00	1.45
Class C with 1% Maximum Sales Charge	—	—	–1.00	–1.00	0.00	1.45

7-Day SEC Yield[2]				Class A	Class B	Class C
				0.00%	0.00%	0.00%

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
				0.75%	1.65%	1.65%

Fund Profile

Asset Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Endnotes and Additional Disclosures

[1]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class B and Class C is linked to Class A.

[2]

7-Day SEC Yield is annualized net investment income per share for the seven days ended on the date shown. Yields are historical, will fluctuate and can more closely reflect the current earnings of a fund than the total return quotation. Absent waiver of fees and reimbursement of expenses by affiliates, the returns would be lower. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

3

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,000.00	$0.45	**	0.09%
Class B	$1,000.00	$1,000.00	$0.45	**	0.09%
Class C	$1,000.00	$1,000.00	$0.45	**	0.09%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,024.30	$0.45	**	0.09%
Class B	$1,000.00	$1,024.30	$0.45	**	0.09%
Class C	$1,000.00	$1,024.30	$0.45	**	0.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Portfolio of Investments (Unaudited)

U.S. Government Agency Obligations — 102.1%

Security	Principal Amount (000’s omitted)	Value

Federal Agricultural Mortgage Corp.:
Discount Note, 0.071%, 5/22/14	$2,000	$1,999,918
Discount Note, 0.056%, 5/28/14	4,000	3,999,827
Discount Note, 0.071%, 7/17/14	2,000	1,999,701

		$7,999,446

Federal Farm Credit Bank:
0.18%, 9/29/14(1)	$1,000	$1,000,383

		$1,000,383

Federal Home Loan Bank:
0.092%, 5/9/14(1)	$2,000	$2,000,008
0.25%, 6/4/14(1)	340	340,032
2.50%, 6/13/14	2,500	2,507,019
5.25%, 6/18/14	1,415	1,424,620
0.132%, 6/25/14(1)	6,500	6,500,457
0.102%, 7/15/14(1)	1,250	1,250,058
0.125%, 7/15/14	2,500	2,500,130
0.18%, 7/15/14	1,500	1,500,120
0.10%, 7/29/14	2,500	2,499,904
0.087%, 8/19/14(1)	5,000	4,999,922
0.092%, 8/21/14(1)	2,000	2,000,000
3.25%, 9/12/14	5,035	5,092,213
0.18%, 10/1/14	1,750	1,750,286
0.118%, 11/6/14(1)	1,500	1,500,087
0.102%, 11/26/14(1)	2,000	1,999,898
0.135%, 12/9/14(1)	5,500	5,500,651
0.20%, 1/9/15	2,000	2,000,000
0.10%, 1/23/15	2,000	1,999,751
0.098%, 2/5/15(1)	5,000	5,000,000
0.102%, 3/20/15(1)	3,000	2,999,878
Discount Note, 0.00%, 5/1/14	16,508	16,508,000
Discount Note, 0.051%, 5/2/14	1,505	1,504,998
Discount Note, 0.071%, 5/6/14	1,800	1,799,982
Discount Note, 0.041%, 5/7/14	2,400	2,399,984
Discount Note, 0.09%, 5/7/14	2,500	2,499,962
Discount Note, 0.12%, 5/16/14	2,500	2,499,875
Discount Note, 0.071%, 5/28/14	1,400	1,399,926
Discount Note, 0.12%, 6/6/14	1,969	1,968,764
Discount Note, 0.071%, 7/2/14	1,154	1,153,861
Discount Note, 0.061%, 7/7/14	2,500	2,499,721
Discount Note, 0.061%, 7/9/14	2,000	1,999,770
Discount Note, 0.066%, 7/11/14	4,000	3,999,487
Discount Note, 0.10%, 7/16/14	2,500	2,499,472
Discount Note, 0.086%, 7/25/14	2,500	2,499,498

		$100,598,334

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
1.00%, 7/30/14	$1,197	$1,199,631
0.75%, 11/25/14	1,445	1,450,047
Discount Note, 0.12%, 5/2/14	700	699,998
Discount Note, 0.11%, 5/8/14	1,500	1,499,968
Discount Note, 0.11%, 5/14/14	1,600	1,599,936
Discount Note, 0.11%, 7/23/14	3,000	2,999,239

		$9,448,819

Federal National Mortgage Association:
0.132%, 6/20/14(1)	$4,000	$4,000,210
0.875%, 8/28/14	1,500	1,503,635
0.625%, 10/30/14	3,764	3,773,823
Discount Note, 0.051%, 5/21/14	4,000	3,999,889

		$13,277,557

Total U.S. Government Agency Obligations (amortized cost $132,324,539)		$132,324,539

Total Investments — 102.1% (amortized cost $132,324,539)(2)		$132,324,539

Other Assets, Less Liabilities — (2.1)%		$(2,777,904)

Net Assets — 100.0%		$129,546,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(2)	Cost for federal income taxes is the same.

5	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investments, at amortized cost	$132,324,539
Cash	304
Interest receivable	90,099
Receivable for Fund shares sold	2,598
Receivable from affiliate	13,280
Total assets	$132,430,820

Liabilities
Payable for Fund shares redeemed	$2,850,622
Payable to affiliates:
Trustees’ fees	649
Accrued expenses	32,914
Total liabilities	$2,884,185
Net Assets	$129,546,635

Sources of Net Assets
Paid-in capital	$129,738,003
Accumulated net realized loss	(191,368)
Total	$129,546,635

Class A Shares
Net Assets	$101,898,350
Shares Outstanding*	102,126,616
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class B Shares
Net Assets	$7,525,038
Shares Outstanding*	7,522,983
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class C Shares
Net Assets	$20,123,247
Shares Outstanding*	20,121,346
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

*	Shares of beneficial interest have no par value and unlimited authorization.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest	$62,857
Total investment income	$62,857

Expenses
Investment adviser fee	$373,058
Distribution and service fees
Class B	39,973
Class C	109,000
Trustees’ fees and expenses	3,940
Custodian fee	23,554
Transfer and dividend disbursing agent fees	42,993
Legal and accounting services	16,486
Printing and postage	10,467
Registration fees	37,821
Miscellaneous	7,253
Total expenses	$664,545
Deduct —
Waiver of fees and reimbursement of expenses by affiliates	$600,137
Reduction of custodian fee	1,551
Total expense reductions	$601,688

Net expenses	$62,857

Net investment income	$—

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$708
Net realized gain	$708

Net increase in net assets from operations	$708

7	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$—	$—
Net realized gain from investment transactions	708	1,883
Net increase in net assets from operations	$708	$1,883
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares
Class A	$41,650,937	$154,477,518
Class B	483,359	2,872,635
Class C	9,123,879	36,890,350
Cost of shares redeemed
Class A	(50,054,522)	(127,278,285)
Class B	(1,828,791)	(5,383,591)
Class C	(16,782,667)	(24,937,099)
Net asset value of shares exchanged
Class A	1,109,664	1,333,608
Class B	(1,109,664)	(1,333,608)
Net increase (decrease) in net assets from Fund share transactions	$(17,407,805)	$36,641,528

Net increase (decrease) in net assets	$(17,407,097)	$36,643,411

Net Assets
At beginning of period	$146,953,732	$110,310,321
At end of period	$129,546,635	$146,953,732

8	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Financial Highlights

	Class A(1)
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011		2010		2009
Net asset value — Beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—	$—	$0.000	(3)	$0.000	(3)	$0.002

Less Distributions
From net investment income	$—		$—	$—	$(0.000	)(3)	$(0.000	)(3)	$(0.002)
Tax return of capital	—		—	—	—		—		(0.000	)(3)

Total distributions	$—		$—	$—	$(0.000)		$(0.000)		$(0.002)

Net asset value — End of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00%	0.00%	0.00	%(6)(7)	0.00	%(6)	0.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,898		$109,192	$80,657	$234,966		$117,409		$178,584
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.09	%(11)	0.10%	0.10%	0.13%		0.20	%(10)	0.58	%(10)
Net investment income	—		—	—	0.00	%(6)	0.00	%(6)	0.23%

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

(7)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses and/or the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio (equal to 0.61%, 0.65%, 0.63%, 0.55%, 0.50% and 0.18% of average daily net assets for the six months ended April 30, 2014 and years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

(11)	Annualized.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

9	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—	$—	$0.000	(3)	$0.000	(3)

Less Distributions
From net investment income	$—		$—	$—	$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$—	$—	$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000	$1.000	$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00%	0.00%	0.00	%(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,525		$9,980	$13,824	$23,791		$35,280
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.09	%(10)	0.10%	0.10%	0.13%		0.20	%(10)(11)
Net investment income	—		—	—	0.00	%(6)	0.00	%(6)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

(7)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.51%, 1.55%, 1.53%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2014, the years ended October 31, 2013, 2012 and 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Annualized.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

10	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—	$—	$0.000	(3)	$0.000	(3)

Less Distributions
From net investment income	$—		$—	$—	$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$—	$—	$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000	$1.000	$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00%	0.00%	0.00	%(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,123		$27,782	$15,828	$30,206		$10,330
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.09	%(10)	0.10%	0.10%	0.13%		0.20	%(10)(11)
Net investment income	—		—	—	0.00	%(6)	0.00	%(6)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

(7)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.51%, 1.55%, 1.53%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2014, the years ended October 31, 2013, 2012 and 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Annualized.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

11	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance U.S. Government Money Market Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Fund offers three classes of shares. Class A, Class B and Class C shares are only offered in exchange for Class A, Class B and Class C shares, respectively, of other Eaton Vance funds. Class A shares are offered at net asset value with no front-end sales charge. Class B and Class C shares are offered at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $192,076 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2016. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and at reduced rates on net assets of $1 billion or more, and is payable monthly. For the six months ended April 30, 2014, the Fund’s investment adviser fee amounted to $373,058 or 0.50% (annualized) of the Fund’s average daily net assets. BMR has voluntarily undertaken to waive fees and reimburse expenses of the Fund to the extent necessary to maintain a yield of not less than zero. For the six months ended April 30, 2014, BMR waived investment adviser fees and reimbursed expenses of the Fund of $451,164. The Fund’s distributor also waived its fees (see Note 4). Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $6,270 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, also receives distribution and service fees from Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund accrued to EVD $33,311 and $90,833 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares, all of which were voluntarily waived by EVD.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets for Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees accrued for the six months ended April 30, 2014 amounted to $6,662 and $18,167 for Class B and Class C shares, respectively, all of which were voluntarily waived by EVD.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, may be further limited to a 5% maximum sales charge as determined in accordance with such rule depending on the fund from which the shares were exchanged.

5  Contingent Deferred Sales Charges

Class B and Class C shares are subject to a contingent deferred sales charge (CDSC) at the original CDSC rate that such shares were subject to prior to their exchange into the Fund. A CDSC generally is imposed on redemptions of Class B shares made within four to six years of purchase, depending on the fund from which shares were exchanged, at declining rates that begin at 3% and 5%, respectively. Class C shares are subject to a 1% CDSC if redeemed

13

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $3,000 and $4,000 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, including maturities, aggregated $1,460,732,967 and $1,459,695,587, respectively, for the six months ended April 30, 2014.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$132,324,539	$—	$132,324,539

Total Investments	$—	$132,324,539	$—	$132,324,539

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

14

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

15

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance U.S. Government Money Market Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

16

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

17

Eaton Vance

U.S. Government Money Market Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance U.S. Government Money Market Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance U.S. Government Money Market Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7691    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 19, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 19, 2014